UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080 (Address of principal executive offices)

Principal Management Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783

Date of fiscal year end:	October 31, 2009

Date of reporting period:	January 31, 2009

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (0.00%)			PREFERRED STOCKS (continued)
Independent Power Producer (0.00%)			Electric - Integrated (continued)
Dynegy Inc (a)	99 $	-	PPL Capital Funding Inc	20,700 $	514

TOTAL COMMON STOCKS	$ -		PPL Energy Supply LLC	29,700	763

			Xcel Energy Inc 7.60%	31,300	792

PREFERRED STOCKS (1.97%)
Cable/Satellite TV (0.08%)					5,673

Comcast Corp 6.63%	46,700	1,013	Fiduciary Banks (0.04%)
Comcast Corp 7.00%; Series B	35,900	824	BNY Capital V	45,300	1,010

		1,837

			Finance - Consumer Loans (0.05%)
Commercial Banks (0.13%)			HSBC Finance Corp 6.88%	51,900	1,087
ASBC Capital I	11,600	234
Barclays Bank PLC 7.10%	49,100	583	Finance - Investment Banker & Broker (0.12%)
Barclays Bank PLC 7.75%	26,096	337	Credit Suisse Guernsey Ltd	22,600	419
BB&T Capital Trust V	35,100	867	JP Morgan Chase Capital XI	16,700	320
National Bank of Greece SA	11,522	217	JP Morgan Chase Capital XII	6,400	128
Regions Financing Trust II	2,800	50	JP Morgan Chase Capital XIV	22,400	460
VNB Capital Trust I	15,466	344	JP Morgan Chase Capital XXVI	13,800	317
Zions Capital Trust B	15,600	347	Morgan Stanley Capital Trust IV	60,200	965

		2,979	Morgan Stanley Capital Trust V	6,300	92

Diversified Banking Institutions (0.03%)			Morgan Stanley Capital Trust VI	5,400	88

Citigroup Inc 8.13%	1,836	17			2,789

HSBC Holdings PLC 6.20%	5,300	82	Finance - Other Services (0.02%)
JP Morgan Chase & Co	6,400	151	ABN AMRO Capital Funding Trust VII	45,500	371
Royal Bank of Scotland Group PLC 5.75%;			National Rural Utilities Cooperative Finance
Series L	5,197	24	Corp 6.10%	4,900	102
Royal Bank of Scotland Group PLC 6.13%;			National Rural Utilities Cooperative Finance
Series R	18,700	93	Corp 6.75%	4,800	112

Royal Bank of Scotland Group PLC 6.25%;					585

Series P	11,000	53
Royal Bank of Scotland Group PLC 6.40%;			Financial Guarantee Insurance (0.00%)
Series M	15,900	80	Financial Security Assurance Holdings Ltd
Royal Bank of Scotland Group PLC 6.60%;			6.25%	5,200	47
Series S	26,900	135
Royal Bank of Scotland Group PLC 6.75%;			Investment Management & Advisory Services (0.03%)
Series Q	2,077	10	Deutsche Bank Contingent Capital Trust II	52,300	701

		645

			Life & Health Insurance (0.09%)
Diversified Financial Services (0.05%)			Delphi Financial Group Inc 7.38%	9,100	109
Citigroup Capital IX	5,000	52	Delphi Financial Group Inc 8.00%	21,800	332
Citigroup Capital VII	28,600	326	Lincoln National Capital VI	2,000	37
Citigroup Capital X	14,100	142	Lincoln National Corp 6.75%	1,100	19
Citigroup Capital XI	13,200	134	PLC Capital Trust III	30,900	433
Citigroup Capital XIX	9,300	103	PLC Capital Trust IV	7,400	103
Citigroup Capital XV	4,400	46	PLC Capital Trust V	23,400	268
Citigroup Capital XVI	9,900	101	Protective Life Corp	16,300	244
General Electric Capital Corp 6.45%	1,200	27	Prudential Financial Inc	27,100	579

Harris Preferred Capital Corp	16,700	258			2,124

		1,189

			Money Center Banks (0.09%)
Electric - Integrated (0.25%)			Santander Finance Preferred SA Unipersonal
Alabama Power Co - Series 2007B	58,400	1,479	6.50%	35,600	610
FPL Group Capital Inc 7.45%	72,800	1,973	Santander Finance Preferred SA Unipersonal
Georgia Power Co 5.90%	6,100	152	6.80%	76,686	1,338

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
Money Center Banks (continued)			REITS - Apartments (0.02%)
UBS Preferred Funding Trust IV	4,900 $	46	BRE Properties Inc - Series C	17,800 $	290

		1,994	BRE Properties Inc - Series D	2,600	43

Multi-Line Insurance (0.12%)			Equity Residential	3,000	61
Aegon NV 6.375%	48,050	576	UDR Inc	7,100	118

Aegon NV 6.50%	23,742	285			512

Allianz SE	54,400	1,070	REITS - Diversified (0.07%)
ING Groep NV 6.13%	6,600	74	Duke Realty Corp 6.60%	57,100	652
ING Groep NV 6.38%	36,700	415	Duke Realty Corp 6.95%	3,400	41
ING Groep NV 7.05%	12,000	149	Duke Realty Corp 8.38%	9,237	151
ING Groep NV 7.20%	4,000	52	PS Business Parks Inc Series H	20,000	330
ING Groep NV 7.38%	11,100	143	PS Business Parks Inc Series I	1,400	23

		2,764	PS Business Parks Inc Series M	8,500	141

Multimedia (0.03%)			PS Business Parks Inc Series P	15,400	252
Viacom Inc	40,400	786	Vornado Realty Trust - Series F	4,000	64

					1,654

Property & Casualty Insurance (0.08%)			REITS - Office Property (0.02%)
Berkley W R Capital Trust	67,000	1,335	HRPT Properties Trust - Series B	25,000	365
Markel Corp	20,000	465

		1,800	REITS - Shopping Centers (0.10%)

Regional Banks (0.25%)			Developers Diversified Realty Corp 7.50%	19,900	134
BAC Capital Trust IV	4,300	54	Kimco Realty Corp 7.75%	38,599	695
BAC Capital Trust V	18,800	238	Regency Centers Corp 7.45%	19,900	403
BAC Capital Trust VIII	78,200	1,026	Weingarten Realty Investors 6.50%	84,500	1,137

Fleet Capital Trust VIII	600	8			2,369

KeyCorp Capital IX	41,600	609	REITS - Single Tenant (0.02%)
KeyCorp Capital V	17,300	210	Realty Income Corp - Series D	20,700	383
PNC Capital Trust C	18,800	419
PNC Capital Trust D	36,500	666	REITS - Storage (0.01%)
SunTrust Capital IX	19,400	418	Public Storage Inc 6.63%; Series M	8,500	170
USB Capital VI	11,200	206	Public Storage Inc 6.95%; Series H	3,500	70

USB Capital VII	15,900	316			240

USB Capital XI	5,600	126	REITS - Warehouse & Industrial (0.04%)
USB Capital XII	4,500	89	AMB Property Corp - Series P	62,200	958
Wachovia Capital Trust IV	1,500	27	First Industrial Realty Trust Inc - Series J	2,500	23
Wachovia Capital Trust IX	11,700	203	First Industrial Realty Trust Inc - Series K	1,400	13

Wachovia Corp 7.25%	1,400	25			994

Wells Fargo Capital VII	31,000	592	Special Purpose Entity (0.11%)
Wells Fargo Capital XI	12,300	246	Corporate-Backed Trust Certificates 6.00%	9,900	153
Wells Fargo Capital XII	8,700	199	Corporate-Backed Trust Certificates 6.30%	4,700	69

		5,677	Corporate-Backed Trust Certificates - Series

Reinsurance (0.08%)			VZ	2,500	62
Everest Re Capital Trust II	43,400	754	CORTS Trust for Bellsouth Capital Funding	12,600	296
PartnerRe Ltd 6.50%	10,000	189	CORTS Trust for First Union Institutional
PartnerRe Ltd 6.75%	6,900	138	Capital I	17,800	356
RenaissanceRe Holdings Ltd - Series B	2,100	39	CORTS Trust for SunAmerica	8,462	87
RenaissanceRe Holdings Ltd - Series C	12,700	198	Deutsche Bank Capital Funding Trust VIII	12,510	175
RenaissanceRe Holdings Ltd - Series D	24,400	449	Merrill Lynch Capital Trust I	36,000	431

		1,767	PreferredPlus TR-CCR1 6.00%; Series GSC3	22,700	308

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

PREFERRED STOCKS (continued)			BONDS (continued)
Special Purpose Entity (continued)			Asset Backed Securities (3.42%)
PreferredPlus TR-CCR1 6.00%; Series GSG1	1,500 $	25	Ameriquest Mortgage Securities Inc
SATURNS 2003-06 6.00%; Series GS	2,000	33	0.69%, 3/25/2035 (d)	$ 242 $	179
SATURNS 2003-11 5.63%; Series GS	2,500	37	0.62%, 7/25/2035 (d)	160	149
SATURNS 2003-13 6.25%; Series CSFB	2,500	48	Carrington Mortgage Loan Trust
SATURNS 2004-04 6.00%; Series GS	2,200	36	0.67%, 12/25/2035 (d)	6,172	5,371
SATURNS 2004-06 6.00%; Series GS	22,900	336	Chase Funding Mortgage Loan Asset-Backed

			Certificates
		2,452	0.69%, 7/25/2033 (d)	3,013	2,464

Telephone - Integrated (0.02%)			0.89%, 9/25/2033 (d)	664	202
AT&T Inc	23,300	584	0.85%, 12/25/2033 (d)	56	42
			CNH Equipment Trust
Television (0.02%)			4.12%, 5/15/2012	8,890	8,674
CBS Corp 6.75%	28,100	424	Countrywide Asset-Backed Certificates
CBS Corp 7.25%	2,500	39	1.46%, 1/25/2034 (d)	37	21

		463	0.91%, 6/25/2035 (d)	2,800	1,185

			1.05%, 12/25/2035 (d)	2,600	904
TOTAL PREFERRED STOCKS	$ 45,470		0.68%, 2/25/2036 (d)	5,761	5,210

	Principal		0.55%, 2/25/2037 (d)	7,775	4,822
	Amount	Value	0.56%, 6/25/2037 (d)	4,032	1,387

	(000's)	(000's)	0.52%, 11/25/2037 (d)	5,320	2,993

BONDS (65.56%)			Countrywide Home Equity Loan Trust
Advertising Agencies (0.02%)			0.56%, 12/15/2035 (d)	1,162	457
Interpublic Group of Cos Inc			0.53%, 5/15/2036 (d)	3,854	654
6.25%, 11/15/2014	$ 725	395	First Franklin Mortgage Loan Asset Backed
			Certificates
Aerospace & Defense Equipment (0.05%)			0.77%, 10/25/2034 (d)	68	66
GenCorp Inc			First-Citizens Home Equity Loan LLC
9.50%, 8/15/2013	1,410	1,043	0.54%, 9/15/2022 (d)(e)	1,055	842
			Ford Credit Floorplan Master Owner Trust
Airlines (0.38%)			0.78%, 6/15/2011 (d)	2,515	2,397
American Airlines Inc			GMAC Mortgage Corp Loan Trust
7.25%, 2/ 5/2009	3,150	3,146	0.57%, 8/25/2035 (d)	1,865	424
Continental Airlines Inc			0.60%, 11/25/2036 (d)	12,750	3,371
5.98%, 4/19/2022 (b)	1,870	1,431	Great America Leasing Receivables
Delta Air Lines Inc			5.39%, 9/15/2011 (e)	1,295	1,290
7.57%, 11/18/2010	1,495	1,366	Indymac Residential Asset Backed Trust
7.11%, 9/18/2011 (c)	1,000	872	0.58%, 4/25/2037 (d)	2,000	1,396
Northwest Airlines Inc			JP Morgan Mortgage Acquisition Corp
7.03%, 11/ 1/2019	1,250	700	0.56%, 4/25/2036 (d)	4,850	3,239
Southwest Airlines Co 2007-1 Pass Through			5.45%, 11/25/2036	6,230	4,818
Trust
6.15%, 8/ 1/2022	1,479	1,125	0.47%, 12/25/2036 (d)	1,463	1,345

		8,640	0.47%, 3/25/2037 (d)	2,275	1,919

			0.54%, 3/25/2037 (d)	3,820	2,279
Apparel Manufacturers (0.02%)			0.55%, 5/ 1/2037 (d)	7,850	3,377
Rafaella Apparel Group Inc			Lehman XS Trust
11.25%, 6/15/2011	1,795	539	2.82%, 11/25/2035 (d)	3,094	1,863
			Long Beach Mortgage Loan Trust
Appliances (0.07%)			0.92%, 6/25/2034 (d)	450	273
Whirlpool Corp
2.50%, 6/15/2009 (d)	1,600	1,530	0.89%, 2/25/2035 (d)	3,000	2,506
			0.54%, 7/25/2036 (d)	6,660	1,866
			0.50%, 10/25/2036 (d)	2,625	1,737
			0.56%, 12/25/2036 (d)	2,175	623

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Asset Backed Securities (continued)			Automobile Sequential (continued)
Marriott Vacation Club Owner Trust			Hyundai Auto Receivables Trust
5.52%, 5/20/2029 (d)(e)	$ 1,485 $	1,173	0.73%, 1/17/2012 (d)	$ 1,840 $	1,798
Merrill Lynch Mortgage Investors Inc			Merrill Auto Trust Securitization
0.62%, 7/25/2036 (d)	317	241	1.48%, 12/15/2010 (d)	3,400	3,356
MSDWCC Heloc Trust			Volkswagen Auto Loan Enhanced Trust
0.58%, 7/25/2017 (d)	606	365	4.50%, 7/20/2012	2,330	2,317
Ownit Mortgage Loan Asset Backed Certificates			WFS Financial Owner Trust
0.69%, 8/25/2036 (d)	492	446	4.50%, 5/17/2013	1,960	1,906

Popular ABS Mortgage Pass-Through Trust					33,443

0.66%, 5/25/2035 (d)	1,503	784
			Beverages - Non-Alcoholic (0.18%)
0.65%, 11/25/2035 (d)	782	765
			Panamerican Beverages Inc
Residential Asset Mortgage Products Inc			7.25%, 7/ 1/2009	4,000	4,033
0.66%, 7/25/2035 (d)	988	853
SACO I Inc			Beverages - Wine & Spirits (0.11%)
0.53%, 9/25/2036 (d)	1,296	235	Constellation Brands Inc
Saxon Asset Securities Trust			8.38%, 12/15/2014	1,200	1,194
0.91%, 3/25/2035 (d)	2,500	1,690	7.25%, 5/15/2017	1,335	1,282

Swift Master Auto Receivables Trust					2,476

0.43%, 6/15/2012 (d)	3,300	1,980

		78,877	Brewery (0.29%)

			Anheuser-Busch InBev Worldwide Inc
Auto - Car & Light Trucks (0.01%)			7.75%, 1/15/2019 (e)	6,490	6,584
General Motors Corp
7.13%, 7/15/2013	845	135	Broadcasting Services & Programming (0.05%)
8.38%, 7/15/2033	1,035	145	Clear Channel Communications Inc

		280	4.25%, 5/15/2009	1,375	1,265

Auto/Truck Parts & Equipment - Original (0.06%)
Stanadyne Corp			Building - Residential & Commercial (0.16%)
10.00%, 8/15/2014	700	476	DR Horton Inc
Tenneco Inc			8.00%, 2/ 1/2009	2,420	2,420
8.13%, 11/15/2015	500	172	6.00%, 4/15/2011	250	218
Titan International Inc			M/I Homes Inc
8.00%, 1/15/2012	750	630	6.88%, 4/ 1/2012	2,000	1,010

		1,278			3,648

Automobile Sequential (1.45%)			Building & Construction - Miscellaneous (0.03%)
AmeriCredit Automobile Receivables Trust			Dycom Investments Inc
0.45%, 4/ 6/2012 (d)	1,699	1,622	8.13%, 10/15/2015	830	591
Capital Auto Receivables Asset Trust
3.92%, 11/16/2009	1,300	1,296	Building & Construction Products -
			Miscellaneous (0.01%)
1.11%, 1/15/2010 (d)(e)	1,691	1,683	Ply Gem Industries Inc
0.71%, 6/15/2010 (d)	896	883	11.75%, 6/15/2013	575	319
5.52%, 3/15/2011 (d)	3,445	2,958
4.68%, 10/15/2012 (d)	6,740	6,184	Building Products - Cement & Aggregate (0.23%)
Capital One Auto Finance Trust			CRH America Inc
0.37%, 10/15/2012 (d)	2,837	2,325	5.30%, 10/15/2013	900	689
Daimler Chrysler Auto Trust			6.40%, 10/15/2033	545	296
4.71%, 9/10/2012	3,130	2,850	Martin Marietta Materials Inc
Ford Credit Auto Owner Trust			1.32%, 4/30/2010 (d)	4,520	4,000
5.30%, 6/15/2012	3,095	2,590	US Concrete Inc
5.60%, 10/15/2012	1,315	990	8.38%, 4/ 1/2014	500	275

5.69%, 11/15/2012 (d)	905	685			5,260

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Building Products - Wood (0.05%)			Casino Hotels (continued)
Masco Corp			Wynn Las Vegas LLC / Wynn Las Vegas
2.40%, 3/12/2010 (d)	$ 1,335 $	1,188	Capital Corp
			6.63%, 12/ 1/2014	$ 2,200 $	1,603
Cable/Satellite TV (1.95%)			6.63%, 12/ 1/2014	1,607	1,171

British Sky Broadcasting Group PLC					7,741

9.50%, 11/15/2018 (e)	5,085	5,134
			Casino Services (0.01%)
CCH II LLC / CCH II Capital Corp
10.25%, 10/ 1/2013 (e)	3,027	1,514	Choctaw Resort Development Enterprise
			7.25%, 11/15/2019 (e)	858	275
Charter Communications Operating LLC /
Charter Communications Operating Capital
8.38%, 4/30/2014 (e)	2,095	1,739	Cellular Telecommunications (0.80%)
10.88%, 9/15/2014 (e)	955	826	Cricket Communications Inc
			9.38%, 11/ 1/2014	2,360	2,148
Comcast Corp
6.50%, 1/15/2017	4,250	4,304	iPCS Inc
			5.32%, 5/ 1/2013 (d)	560	398
6.30%, 11/15/2017	1,850	1,855
			MetroPCS Wireless Inc
COX Communications Inc			9.25%, 11/ 1/2014	960	889
6.75%, 3/15/2011	305	303
			9.25%, 11/ 1/2014 (e)	415	381
7.13%, 10/ 1/2012	3,325	3,278
			Nextel Communications Inc
4.63%, 6/ 1/2013	1,000	909	7.38%, 8/ 1/2015	3,075	1,445
5.50%, 10/ 1/2015	165	147	Rogers Wireless Inc
9.38%, 1/15/2019 (e)	3,915	4,211	8.00%, 12/15/2012	3,050	3,058
CSC Holdings Inc/United States			6.38%, 3/ 1/2014	3,550	3,454
8.13%, 7/15/2009	1,320	1,327	VIP Finance Ireland Ltd for OJSC Vimpel
8.50%, 4/15/2014 (e)	295	290	Communications
7.88%, 2/15/2018	1,165	1,072	9.13%, 4/30/2018 (e)	2,150	1,354
DirecTV Holdings LLC/DirecTV Financing Co			Vodafone Group PLC
8.38%, 3/15/2013	5,575	5,603	2.34%, 6/15/2011 (d)	1,930	1,706
7.63%, 5/15/2016	895	879	2.46%, 2/27/2012 (d)	4,000	3,489

Echostar DBS Corp					18,322

7.00%, 10/ 1/2013	1,100	1,045	Chemicals - Diversified (0.15%)
6.63%, 10/ 1/2014	1,430	1,301	Huntsman LLC
7.75%, 5/31/2015	2,270	2,122	11.63%, 10/15/2010	1,000	960
Kabel Deutschland GmbH			11.50%, 7/15/2012	1,515	1,280
10.63%, 7/ 1/2014	1,490	1,438	Phibro Animal Health Corp
Rogers Cable Inc			10.00%, 8/ 1/2013 (e)	500	400
6.75%, 3/15/2015	4,700	4,731	Reichhold Industries Inc
Unitymedia GmbH			9.00%, 8/15/2014 (e)	1,100	748

10.38%, 2/15/2015 (b)(c)(e)	1,200	927			3,388

		44,955

			Chemicals - Specialty (0.10%)
Casino Hotels (0.34%)			Nalco Co
Caesars Entertainment Inc			7.75%, 11/15/2011	1,861	1,796
7.88%, 3/15/2010	235	132	NewMarket Corp
Harrah's Operating Co Inc			7.13%, 12/15/2016	750	581

5.50%, 7/ 1/2010	1,060	562			2,377

10.75%, 2/ 1/2016 (e)	1,567	368
10.00%, 12/15/2018 (e)	359	129	Coal (0.01%)
MGM Mirage			Peabody Energy Corp
8.50%, 9/15/2010	985	793	6.88%, 3/15/2013	140	137
13.00%, 11/15/2013 (e)	2,935	2,671
			Coatings & Paint (0.04%)
Turning Stone Resort Casino Enterprise
9.13%, 12/15/2010 (e)	400	312	Valspar Corp
			5.63%, 5/ 1/2012	990	908

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Commercial Banks (1.25%)			Consumer Products - Miscellaneous (0.04%)
BB&T Corp			Blyth Inc
5.20%, 12/23/2015	$ 1,000 $	936	5.50%, 11/ 1/2013	$ 1,150 $	863
BBVA Bancomer SA/Grand Cayman
6.01%, 5/17/2022 (d)(e)	2,305	1,520	Containers - Metal & Glass (0.02%)
BOI Capital Funding No 2 LP			Impress Holdings BV
5.57%, 8/29/2049 (d)(e)	1,595	159	4.22%, 9/15/2013 (d)(e)	750	360
Commonwealth Bank of Australia
6.02%, 3/15/2036 (e)	1,920	931	Containers - Paper & Plastic (0.08%)
Credit Agricole SA/London			Graphic Packaging International Inc
6.64%, 5/31/2049 (d)(e)	2,140	760	8.50%, 8/15/2011	1,150	1,012
KeyBank NA			Intertape Polymer US Inc
3.34%, 11/ 3/2009 (d)	2,000	1,959	8.50%, 8/ 1/2014	350	230
4.95%, 9/15/2015	190	150	Plastipak Holdings Inc
M&I Marshall & Ilsley Bank			8.50%, 12/15/2015 (e)	750	547

2.48%, 12/ 4/2012 (d)	5,500	4,062			1,789

National Australia Bank Ltd			Credit Card Asset Backed Securities (1.25%)
5.35%, 6/12/2013 (e)	2,250	2,132	American Express Credit Account Master Trust
Nordea Bank Sweden AB			0.58%, 9/15/2011 (d)	5,965	5,940
8.95%, 11/29/2049 (e)	675	327	BA Credit Card Trust
US Bank NA/Cincinnati OH			0.93%, 3/15/2012 (d)	6,000	5,579
6.38%, 8/ 1/2011	275	287	1.03%, 12/15/2014 (d)	3,000	2,657
4.95%, 10/30/2014	2,200	2,172	Bank One Issuance Trust
Wachovia Bank NA			0.65%, 3/15/2012 (d)	3,550	3,390
7.80%, 8/18/2010	385	406	Cabela's Master Credit Card Trust
5.60%, 3/15/2016	2,700	2,445	4.31%, 12/16/2013 (e)	3,600	3,410
6.00%, 11/15/2017	1,780	1,690	Citibank Credit Card Issuance Trust
6.60%, 1/15/2038	7,100	6,939	0.58%, 5/20/2011 (d)	2,300	2,231
Woori Bank			Citibank Credit Card Master Trust I
6.13%, 5/ 3/2016 (d)(e)	1,300	896	2.48%, 3/10/2011 (d)	1,875	1,860
6.21%, 5/ 2/2037 (d)(e)	2,265	993	Discover Card Master Trust

		28,764	5.65%, 3/16/2020	2,525	2,149

			GE Capital Credit Card Master Note Trust
Commercial Services (0.11%)			0.51%, 3/15/2015 (d)	3,160	1,508

ARAMARK Corp					28,724

8.50%, 2/ 1/2015	80	78
Iron Mountain Inc			Cruise Lines (0.03%)
8.63%, 4/ 1/2013	1,050	1,046	Royal Caribbean Cruises Ltd
8.00%, 6/15/2020	1,520	1,406	6.88%, 12/ 1/2013	1,230	738

		2,530

			Data Processing & Management (0.02%)
Computer Services (0.04%)			First Data Corp
Sungard Data Systems Inc			9.88%, 9/24/2015	825	462
9.13%, 8/15/2013	1,020	852
			Diversified Banking Institutions (4.14%)
Computers - Integrated Systems (0.03%)			Bank of America Corp
NCR Corp			5.65%, 5/ 1/2018	12,250	11,094
7.13%, 6/15/2009	600	602	8.13%, 12/29/2049 (d)	2,690	1,396
			Citigroup Inc
Computers - Memory Devices (0.03%)			5.00%, 9/15/2014	5,930	4,797
Seagate Technology HDD Holdings			6.13%, 11/21/2017	5,800	5,246
6.80%, 10/ 1/2016	1,370	726
			6.63%, 6/15/2032	400	308
			8.40%, 4/29/2049	8,500	3,104

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Diversified Banking Institutions (continued)			Diversified Financial Services (continued)
GMAC LLC			TNK-BP Finance SA (continued)
6.88%, 9/15/2011 (e)	$ 886 $	697	6.63%, 3/20/2017 (e)	$ 1,540 $	893

6.00%, 12/15/2011 (e)	1,149	850			24,064

6.63%, 5/15/2012 (e)	588	429	Diversified Manufacturing Operations (0.34%)
Goldman Sachs Group Inc/The			SPX Corp
6.65%, 5/15/2009	75	75	7.63%, 12/15/2014 (e)	2,045	1,882
3.08%, 8/ 5/2011 (d)	3,500	3,048	Tyco Electronics Group SA
2.89%, 2/ 6/2012 (d)	2,000	1,708	6.55%, 10/ 1/2017	4,925	4,068
5.25%, 10/15/2013	7,510	7,045	Tyco International Finance SA
5.15%, 1/15/2014	1,700	1,567	8.50%, 1/15/2019	1,735	1,842

5.75%, 10/ 1/2016	470	423			7,792

6.15%, 4/ 1/2018	4,000	3,653	Diversified Operations (0.08%)
7.50%, 2/15/2019 (f)	700	695	Susser Holdings LLC & Susser Finance Corp
6.13%, 2/15/2033	835	695	10.63%, 12/15/2013	1,900	1,767
6.45%, 5/ 1/2036	880	645
6.75%, 10/ 1/2037	5,555	4,223	Electric - Generation (0.53%)
HSBC Holdings PLC			AES Corp/The
5.25%, 12/12/2012	300	306	8.75%, 5/15/2013 (e)	715	717
JP Morgan Chase & Co			CE Casecnan Water & Energy
2.37%, 3/ 9/2009 (d)	2,000	2,000	11.95%, 11/15/2010	424	369
6.75%, 2/ 1/2011	2,675	2,765	CE Generation LLC
5.13%, 9/15/2014	5,100	4,914	7.42%, 12/15/2018	914	822
5.25%, 5/ 1/2015	3,840	3,610	Edison Mission Energy
6.40%, 5/15/2038	2,000	1,966	7.20%, 5/15/2019	2,250	2,042
			Elwood Energy LLC
7.90%, 4/29/2049 (d)	500	380	8.16%, 7/ 5/2026	2,129	1,673
Morgan Stanley			Indiantown Cogeneration LP
1.37%, 1/15/2010 (d)	3,925	3,896	9.26%, 12/15/2010	3,112	2,849
6.75%, 4/15/2011	640	640	Korea East-West Power Co Ltd
1.95%, 6/20/2012	9,600	9,438	4.88%, 4/21/2011 (e)	280	264
5.45%, 1/ 9/2017	5,700	4,831	Midwest Generation LLC
6.63%, 4/ 1/2018	8,800	8,053	8.56%, 1/ 2/2016	292	285
Royal Bank of Scotland Group PLC			Reliant Energy Mid-Atlantic Power Holdings
5.00%, 10/ 1/2014	220	185	LLC
4.70%, 7/ 3/2018	218	160	9.24%, 7/ 2/2017	2,851	2,737
Societe Generale			System Energy Resources Inc
5.92%, 4/29/2049 (d)(e)	1,225	546	6.20%, 10/ 1/2012	175	164

		95,388	Tenaska Oklahoma

			6.53%, 12/30/2014 (e)	347	353

Diversified Financial Services (1.04%)					12,275

Capmark Financial Group Inc
3.04%, 5/10/2010 (d)	3,450	1,957	Electric - Integrated (2.17%)
General Electric Capital Corp			Alabama Power Co
4.63%, 9/15/2009	285	287	2.35%, 8/25/2009 (d)	1,000	982
2.20%, 6/ 8/2012	8,200	8,133	Arizona Public Service Co
5.63%, 5/ 1/2018	8,270	7,626	5.80%, 6/30/2014	1,770	1,579
5.88%, 1/14/2038	3,620	2,879	6.25%, 8/ 1/2016	1,435	1,252
6.88%, 1/10/2039	200	177	Baltimore Gas & Electric Co
			5.90%, 10/ 1/2016	1,230	1,091
6.38%, 11/15/2067 (d)	3,025	1,960
			Carolina Power & Light Co
TNK-BP Finance SA			5.30%, 1/15/2019	3,290	3,355
7.50%, 3/13/2013 (e)	200	152
			CenterPoint Energy Houston Electric LLC
			7.00%, 3/ 1/2014	195	201

7

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electric - Integrated (continued)			Electric - Transmission (0.04%)
Commonwealth Edison Co			EEB International Ltd
4.70%, 4/15/2015	$ 2,740 $	2,538	8.75%, 10/31/2014 (e)	$ 1,000 $	960
5.90%, 3/15/2036	250	213
6.45%, 1/15/2038	500	453	Electronic Components - Miscellaneous (0.06%)
Dominion Resources Inc/VA			Communications & Power Industries Inc
5.60%, 11/15/2016	720	685	8.00%, 2/ 1/2012	500	455
6.40%, 6/15/2018	425	430	Flextronics International Ltd
Duke Energy Carolinas LLC			6.50%, 5/15/2013	395	324
7.00%, 11/15/2018	635	730	NXP BV/NXP Funding LLC
6.10%, 6/ 1/2037	565	534	3.84%, 10/15/2013 (d)	1,715	412
EDF			9.50%, 10/15/2015	1,760	158

6.50%, 1/26/2019 (e)	2,020	2,096			1,349

Entergy Louisiana LLC			Electronic Components - Semiconductors (0.07%)
5.83%, 11/ 1/2010	350	347	Freescale Semiconductor Inc
Entergy Texas Inc			5.87%, 12/15/2014 (d)	395	73
7.13%, 2/ 1/2019	2,250	2,193	National Semiconductor Corp
Florida Power Corp			2.25%, 6/15/2010 (d)	1,725	1,475

5.65%, 6/15/2018	1,250	1,306			1,548

Integrys Energy Group Inc
7.00%, 11/ 1/2009	1,540	1,550	Electronics - Military (0.06%)
Israel Electric Corp Ltd			L-3 Communications Corp
9.38%, 1/28/2020 (e)	500	535	7.63%, 6/15/2012	1,000	994
Jersey Central Power & Light Co			5.88%, 1/15/2015	470	430

7.35%, 2/ 1/2019	940	967			1,424

Mirant Americas Generation LLC			Export & Import Bank (0.03%)
8.30%, 5/ 1/2011	850	835	Export-Import Bank of Korea
Ohio Power Co			4.50%, 8/12/2009	740	737
1.60%, 4/ 5/2010 (d)	2,870	2,698
Oncor Electric Delivery Co			Fiduciary Banks (0.19%)
6.38%, 5/ 1/2012	1,500	1,494	Bank of New York Mellon Corp/The
5.95%, 9/ 1/2013 (e)	1,145	1,120	4.50%, 4/ 1/2013	4,190	4,180
Pacificorp			4.95%, 3/15/2015	210	200

6.35%, 7/15/2038	2,000	2,074			4,380

6.00%, 1/15/2039	2,750	2,777
PPL Energy Supply LLC			Finance - Auto Loans (0.19%)
6.40%, 11/ 1/2011	50	49	Ford Motor Credit Co LLC
PSEG Power LLC			7.38%, 10/28/2009	700	627
3.75%, 4/ 1/2009	2,750	2,756	2.66%, 1/15/2010 (d)	4,500	3,645

South Carolina Electric & Gas Co					4,272

6.50%, 11/ 1/2018	3,120	3,354	Finance - Commercial (0.57%)
Southern California Edison Co			CIT Group Inc
3.29%, 2/ 2/2009 (d)	1,325	1,325	1.40%, 4/27/2011 (d)	6,200	4,887
TECO Energy Inc			2.42%, 2/13/2012 (d)	1,850	1,374
5.19%, 5/ 1/2010 (d)	1,500	1,417	7.63%, 11/30/2012	860	720
Texas Competitive Electric Holdings Co LLC			5.65%, 2/13/2017	2,000	1,304
10.50%, 11/ 1/2015 (d)(e)	4,410	3,263
			Textron Financial Corp
Union Electric Co			2.29%, 2/25/2011 (d)	5,325	4,460
4.65%, 10/ 1/2013	2,300	2,174
Virginia Electric & Power Co			6.00%, 2/15/2067 (d)(e)	2,233	488

6.00%, 5/15/2037	800	766			13,233

Westar Energy Inc			Finance - Consumer Loans (0.59%)
8.63%, 12/ 1/2018	790	883	HSBC Finance Capital Trust IX

		50,022	5.91%, 11/30/2035	650	252

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Finance - Consumer Loans (continued)			Finance - Mortgage Loan/Banker (0.34%)
HSBC Finance Corp			Countrywide Financial Corp
2.43%, 11/16/2009 (d)	$ 3,275 $	3,146	4.50%, 6/15/2010	$ 3,995 $	3,894
4.13%, 11/16/2009 (g)	1,750	1,742	5.80%, 6/ 7/2012	1,000	983
6.38%, 10/15/2011	110	113	Fannie Mae
7.00%, 5/15/2012	2,095	2,176	7.25%, 1/15/2010	250	265
4.75%, 7/15/2013	205	190	6.00%, 5/15/2011	75	82
SLM Corp			SLM Student Loan Trust
1.32%, 7/26/2010 (d)	3,500	3,089	1.71%, 10/25/2017 (d)	3,000	2,709

5.13%, 8/27/2012	1,770	1,417			7,933

8.45%, 6/15/2018	1,750	1,489	Finance - Other Services (0.06%)

		13,614	Icahn Enterprises LP / Icahn Enterprises

			Finance Corp
Finance - Credit Card (0.52%)			8.13%, 6/ 1/2012	1,000	862
American Express Co
7.00%, 3/19/2018	2,500	2,485	7.13%, 2/15/2013	575	469

6.80%, 9/ 1/2066 (d)	1,500	867			1,331

American Express Credit Corp			Food - Miscellaneous/Diversified (0.39%)
5.88%, 5/ 2/2013	3,920	3,794	Corn Products International Inc
Capital One Bank USA NA			8.45%, 8/15/2009	470	471
5.00%, 6/15/2009	2,165	2,143	General Mills Inc
6.50%, 6/13/2013	2,800	2,703	1.25%, 1/22/2010 (d)	3,125	3,066

		11,992	8.02%, 2/ 5/2013	5,000	5,531

Finance - Investment Banker & Broker (1.50%)					9,068

Bear Stearns Cos LLC/The			Food - Retail (0.08%)
5.30%, 10/30/2015	3,290	3,134	Ingles Markets Inc
Credit Suisse USA Inc			8.88%, 12/ 1/2011	1,855	1,753
1.33%, 1/15/2010 (d)	1,500	1,433
Jefferies Group Inc			Gas - Distribution (0.04%)
6.45%, 6/ 8/2027	4,520	3,024	National Fuel Gas Co
6.25%, 1/15/2036	3,880	2,233	5.25%, 3/ 1/2013	350	331
JP Morgan Chase Capital XXII			Sempra Energy
6.45%, 2/ 2/2037	750	560	4.75%, 5/15/2009	675	671

Lazard Group LLC					1,002

7.13%, 5/15/2015	6,850	5,174	Home Equity - Other (1.95%)
6.85%, 6/15/2017	3,000	2,067	ACE Securities Corp
Merrill Lynch & Co Inc			0.60%, 9/25/2035 (d)	31	31
2.96%, 2/ 6/2009 (d)	2,275	2,275	Asset Backed Funding Certificates
3.08%, 2/ 5/2010 (d)	1,500	1,451	0.63%, 7/25/2035 (d)	267	258
3.39%, 11/ 1/2011 (d)	4,650	4,118	Asset Backed Securities Corp Home Equity
2.43%, 6/ 5/2012 (d)	2,300	1,980	0.49%, 7/25/2036 (d)	2,486	2,221
5.45%, 2/ 5/2013	640	608	Bear Stearns Asset Backed Securities Trust
6.15%, 4/25/2013	1,280	1,235	0.99%, 3/25/2034 (d)	1,098	772
6.22%, 9/15/2026	250	206	0.66%, 9/25/2035 (d)	799	785
6.11%, 1/29/2037	1,500	1,157	0.55%, 8/25/2036 (d)	7,145	3,601
7.75%, 5/14/2038	4,165	3,947	0.58%, 5/25/2037 (d)	3,200	1,713

		34,602	CDC Mortgage Capital Trust

			1.24%, 6/25/2034 (d)	612	441
Finance - Leasing Company (0.10%)			Countrywide Asset-Backed Certificates
International Lease Finance Corp			6.09%, 6/25/2021 (d)	4,000	1,050
1.49%, 1/15/2010 (d)	2,000	1,767	First NLC Trust
5.65%, 6/ 1/2014	870	608	0.72%, 5/25/2035 (d)	543	431

		2,375	0.69%, 9/25/2035 (d)	2,911	2,662

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Home Equity - Other (continued)			Investment Companies (0.08%)
GMAC Mortgage Corp Loan Trust			Xstrata Finance Dubai Ltd
5.75%, 10/25/2036	$ 4,850 $	3,395	2.59%, 11/13/2009 (d)(e)	$ 2,150 $	1,908
5.81%, 10/25/2036	1,825	632
6.05%, 12/25/2037 (d)	3,820	1,831	Investment Management & Advisory Services (0.11%)
GSAA Trust			Ameriprise Financial Inc
0.53%, 4/25/2047 (d)	8,765	3,485	5.35%, 11/15/2010	55	51
HSI Asset Securitization Corp Trust			7.52%, 6/ 1/2066 (d)	4,720	2,548

0.53%, 1/25/2037 (d)	6,548	4,504			2,599

Indymac Residential Asset Backed Trust			Life & Health Insurance (1.01%)
0.63%, 8/25/2035 (d)	359	338	Hartford Life Global Funding Trusts
JP Morgan Mortgage Acquisition Corp			2.17%, 9/15/2009 (d)	3,475	3,360
0.65%, 7/25/2035 (d)	770	756	Lincoln National Corp
0.54%, 8/25/2036 (d)	1,850	1,212	1.52%, 4/ 6/2009 (d)	4,200	4,152
Morgan Stanley ABS Capital I			5.65%, 8/27/2012	865	810
1.26%, 12/25/2034 (d)	1,197	852	New York Life Global Funding
New Century Home Equity Loan Trust			4.65%, 5/ 9/2013 (e)	3,125	3,083
0.68%, 3/25/2035 (d)	85	41	Pacific Life Global Funding
Option One Mortgage Loan Trust			1.76%, 6/22/2011 (d)(e)	2,500	2,497
1.44%, 5/25/2034 (d)	1,141	865	Prudential Financial Inc
1.39%, 2/25/2035 (d)	206	28	5.10%, 12/14/2011	4,600	4,434
0.84%, 3/25/2037 (d)	4,325	224	4.75%, 6/13/2015	1,000	833
Residential Asset Securities Corp			StanCorp Financial Group Inc
0.66%, 7/25/2035 (d)	885	856	6.88%, 10/ 1/2012	1,065	959
0.54%, 9/25/2036 (d)	7,900	4,558	Stingray Pass-Through Trust
Saxon Asset Securities Trust			5.90%, 1/12/2015 (b)(e)	3,000	360
2.08%, 3/25/2035 (d)	797	362	Sun Life Financial Global Funding LP
Soundview Home Equity Loan Trust			1.71%, 7/ 6/2010 (d)(e)	1,750	1,730
0.48%, 7/25/2036 (d)	1,429	1,376	Unum Group
Specialty Underwriting & Residential Finance			5.86%, 5/15/2009	1,050	1,011

0.90%, 2/25/2035 (d)	677	280			23,229

0.62%, 3/25/2036 (d)	217	206
WAMU Asset-Backed Certificates			Machinery - General Industry (0.00%)
0.56%, 5/25/2037 (d)	4,000	2,574	Manitowoc Co Inc/The
0.56%, 7/25/2047 (d)	6,850	2,275	7.13%, 11/ 1/2013	5	4
Wells Fargo Home Equity Trust			Machinery - Material Handling (0.04%)
0.89%, 4/25/2034 (d)	432	230

			Columbus McKinnon Corp/NY
		44,845	8.88%, 11/ 1/2013	1,100	990

Home Equity - Sequential (0.21%)
BNC Mortgage Loan Trust			Medical - Biomedical/Gene (0.47%)
0.56%, 7/25/2037 (d)	4,405	1,571	Amgen Inc
Countrywide Asset-Backed Certificates			5.70%, 2/ 1/2019	3,000	3,118
5.39%, 4/25/2036	3,724	1,458	6.40%, 2/ 1/2039	7,485	7,760

5.51%, 8/25/2036	3,161	1,582			10,878

Residential Asset Securities Corp			Medical - Drugs (0.53%)
4.70%, 10/25/2031	189	184	Elan Finance PLC/Elan Finance Corp

		4,795	6.33%, 12/ 1/2013 (d)	2,570	1,645

Independent Power Producer (0.14%)			Schering-Plough Corp
NRG Energy Inc			5.55%, 12/ 1/2013 (d)	4,625	4,782
7.25%, 2/ 1/2014	3,290	3,142	Wyeth
			5.50%, 3/15/2013 (d)	5,460	5,772

					12,199

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Medical - HMO (0.60%)			Metal - Diversified (0.12%)
Aetna Inc			Falconbridge Ltd
6.75%, 12/15/2037	$ 3,740 $	3,340	7.35%, 6/ 5/2012	$ 500 $	427
Centene Corp			5.38%, 6/ 1/2015	640	465
7.25%, 4/ 1/2014	750	638	Freeport-McMoRan Copper & Gold Inc
CIGNA Corp			8.25%, 4/ 1/2015	1,280	1,090
6.35%, 3/15/2018	800	703	8.38%, 4/ 1/2017	445	369
Coventry Health Care Inc			Xstrata Canada Corp
5.88%, 1/15/2012	3,042	2,419	7.25%, 7/15/2012	630	492

6.30%, 8/15/2014	2,500	1,700			2,843

5.95%, 3/15/2017	1,725	1,068
			Miscellaneous Manufacturers (0.02%)
Health Net Inc
6.38%, 6/ 1/2017	2,390	1,404	Trimas Corp
			9.88%, 6/15/2012	700	350
Humana Inc
8.15%, 6/15/2038	2,975	2,247	Money Center Banks (0.33%)
UnitedHealth Group Inc			Comerica Bank
4.88%, 2/15/2013	420	399	5.75%, 11/21/2016	1,000	780

		13,918	5.20%, 8/22/2017	2,000	1,473

Medical - Hospitals (0.06%)			Comerica Capital Trust II
Community Health Systems Inc			6.58%, 2/20/2037	2,705	1,119
8.88%, 7/15/2015	1,210	1,165	Rabobank Capital Funding Trust
HCA Inc			5.25%, 12/29/2049 (d)(e)	2,580	1,354
7.88%, 2/ 1/2011	150	142	Unicredit Luxembourg Finance SA

		1,307	6.00%, 10/31/2017 (e)	3,600	2,845

					7,571

Medical - Outpatient & Home Medical Care (0.12%)
Select Medical Corp			Mortgage Backed Securities (17.06%)
7.63%, 2/ 1/2015	4,405	2,775	ACT Depositors Corp
			0.63%, 9/22/2041 (b)(d)	5,881	823
Medical - Wholesale Drug Distribution (0.25%)			Adjustable Rate Mortgage Trust
AmerisourceBergen Corp			0.96%, 2/25/2035 (d)	351	149
5.63%, 9/15/2012	2,175	2,070	0.67%, 6/25/2035 (d)	1,553	912
Cardinal Health Inc			5.06%, 11/25/2035 (d)	1,600	949
1.70%, 10/ 2/2009 (d)	3,800	3,710	0.66%, 8/25/2036 (d)	5,797	1,096

		5,780	Banc of America Commercial Mortgage Inc

Medical Instruments (0.12%)			0.23%, 7/10/2042	237,440	1,869
Boston Scientific Corp			0.12%, 7/10/2043 (d)(e)	157,989	1,139
4.25%, 1/12/2011	1,215	1,154	4.97%, 7/10/2043	1,890	497
6.40%, 6/15/2016	1,841	1,689	5.74%, 5/10/2045 (d)	4,225	3,189

		2,843	5.33%, 9/10/2045	4,775	4,201

Medical Laboratory & Testing Service (0.02%)			5.31%, 10/10/2045 (d)	3,920	3,298
Quest Diagnostics Inc			5.68%, 7/10/2046 (d)	3,750	1,706
6.40%, 7/ 1/2017	595	567	5.45%, 1/15/2049	5,750	3,963
			5.67%, 1/15/2049 (d)(e)	1,335	166
Medical Products (0.25%)			5.63%, 4/10/2049	6,035	4,623
Angiotech Pharmaceuticals Inc			5.69%, 4/10/2049 (d)	9,250	6,395
5.95%, 12/ 1/2013 (d)	3,715	1,950	5.66%, 6/10/2049 (d)	5,850	3,575
Covidien International Finance SA			5.66%, 6/10/2049 (d)	800	349
6.00%, 10/15/2017	2,000	2,035	5.49%, 2/10/2051	13,000	8,647
Hospira Inc
1.95%, 3/30/2010 (d)	2,000	1,820	5.74%, 2/10/2051 (d)	8,000	5,534

		5,805	Banc of America Funding Corp

			0.44%, 7/20/2036 (d)	875	762
			0.64%, 7/20/2036 (d)	6,938	1,160

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Banc of America Funding Corp (continued)			Credit Suisse Mortgage Capital Certificates
0.57%, 4/25/2037 (d)	$ 3,200 $	859	5.83%, 6/15/2038 (d)	$ 2,990 $	2,231
Banc of America Mortgage Securities Inc			5.72%, 6/15/2039 (d)	3,600	1,967
4.11%, 6/25/2034 (d)	2,138	2,046	0.57%, 9/15/2039 (e)	72,122	1,464
Bear Stearns Adjustable Rate Mortgage Trust			5.47%, 9/15/2039	2,700	1,749
4.87%, 8/25/2035 (d)	1,532	806	5.54%, 9/15/2039 (d)	6,000	1,725
Bear Stearns Alt-A Trust			5.81%, 9/15/2039 (d)	8,450	2,037
0.67%, 7/25/2035 (d)	388	74
			0.12%, 12/15/2039	20,121	191
0.55%, 11/25/2036 (d)	976	352
			0.66%, 12/15/2039 (d)	86,864	2,041
0.56%, 4/25/2037 (d)	787	219
			5.38%, 2/15/2040 (d)	7,650	4,199
Bear Stearns Asset Backed Securities Trust
0.62%, 4/25/2036 (d)	2,836	1,156	5.42%, 2/15/2040	4,000	1,654
Bear Stearns Commercial Mortgage Securities			5.69%, 9/15/2040 (d)	5,300	3,237
0.47%, 5/11/2039 (d)(e)	5,702	61	5.87%, 9/15/2040	12,150	5,239
Bear Stearns Mortgage Funding Trust			6.22%, 2/15/2041 (d)(e)	2,800	1,244
0.60%, 7/25/2036 (d)	8,271	3,508	CS First Boston Mortgage Securities Corp
Bella Vista Mortgage Trust			1.09%, 3/15/2036 (d)(e)	8,453	99
0.65%, 1/22/2045 (d)	1,393	637	0.23%, 5/15/2036 (d)(e)	10,583	67
0.61%, 5/20/2045 (d)	778	369	0.49%, 7/15/2036 (d)(e)	9,619	134
Chase Mortgage Finance Corp			0.37%, 11/15/2037 (d)(e)	22,214	279
5.43%, 3/25/2037 (d)	9,433	5,415	7.79%, 9/15/2041 (d)	470	463
Citigroup Commercial Mortgage Trust			CW Capital Cobalt Ltd
0.51%, 10/15/2049 (d)	66,874	1,219	5.82%, 7/15/2017 (d)	2,570	1,132
5.70%, 12/10/2049 (d)	5,000	3,286	5.17%, 8/15/2048	5,220	4,363
Citigroup/Deutsche Bank Commercial			Fannie Mae
Mortgage Trust			1.29%, 10/25/2011 (b)(d)	98,098	1,183
5.89%, 11/15/2044	3,894	2,765	0.69%, 2/25/2018 (d)	689	691
0.42%, 10/15/2048 (d)	110,111	1,724	0.64%, 11/25/2022 (d)	952	933
0.06%, 12/11/2049 (d)(e)	120,703	582	0.59%, 1/25/2023 (d)	1,204	1,177
0.34%, 12/11/2049 (d)	94,952	1,137	0.69%, 2/25/2032 (d)	1,644	1,623
0.38%, 12/11/2049 (d)(e)	227,490	3,175	0.64%, 3/25/2035 (d)	816	800
5.21%, 12/11/2049	4,620	3,579	6.50%, 2/25/2047	1,910	2,030
Commercial Mortgage Loan Trust			Fannie Mae Whole Loan
6.02%, 9/10/2017 (d)	5,260	3,438	0.59%, 5/25/2035 (d)	1,773	1,554
Commercial Mortgage Pass Through Certificates			First Union National Bank Commercial
5.05%, 5/10/2043 (d)	2,000	551	Mortgage
0.08%, 12/10/2046 (d)(e)	61,100	413	8.09%, 5/17/2032	700	711
5.25%, 12/10/2046	3,500	2,917	First Union National Bank Commercial
Countrywide Alternative Loan Trust			Mortgage Securities Inc
0.61%, 5/25/2035 (d)	26	12	6.14%, 2/12/2034	150	147
3.36%, 7/20/2035 (d)	992	318	Freddie Mac
0.81%, 12/25/2035 (d)	4,077	1,174	0.63%, 6/15/2018 (d)	897	881
0.67%, 6/25/2036 (d)	6,296	888	0.78%, 6/15/2023 (d)	1,365	1,325
Countrywide Asset-Backed Certificates			0.73%, 7/15/2023 (d)	9,228	9,042
0.67%, 11/25/2035 (d)	594	502	0.68%, 2/15/2030 (d)	785	786
0.66%, 1/25/2036 (d)	4,212	3,251	0.68%, 5/15/2030 (d)	690	676
Countrywide Home Loan Mortgage Pass			5.50%, 9/15/2031 (d)	5,025	5,124
Through Trust			GE Capital Commercial Mortgage Corp
4.59%, 12/19/2033 (d)	1,000	825	0.20%, 5/10/2014	157,793	1,278
0.59%, 4/25/2046 (d)	6,637	2,806	5.61%, 4/10/2017 (d)	7,360	3,224
0.69%, 4/25/2046 (d)	9,296	2,516	0.53%, 3/10/2040 (d)(e)	16,105	185

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Ginnie Mae			JP Morgan Chase Commercial Mortgage
1.07%, 2/16/2047 (d)	$ 29,394 $	1,515	Securities Corp (continued)
0.82%, 3/16/2047 (d)	24,499	1,371	0.69%, 10/12/2037 (d)(e)	$ 37,329 $	1,068
GMAC Commercial Mortgage Securities Inc			1.11%, 1/12/2039 (d)(e)	8,811	152
0.78%, 3/10/2038 (d)(e)	7,909	127	5.45%, 6/12/2041 (d)	4,005	1,689
Greenpoint Mortgage Funding Trust			0.31%, 1/15/2042 (d)(e)	24,718	251
0.66%, 6/25/2045 (d)	644	208	5.59%, 5/12/2045 (d)	2,765	1,325
0.69%, 6/25/2045 (d)	574	138	5.40%, 5/15/2045 (d)	3,550	2,339
Greenwich Capital Commercial Funding Corp			5.44%, 5/15/2045 (d)	4,825	2,278
0.23%, 6/10/2036 (d)(e)	78,412	542	5.62%, 5/15/2045 (d)	1,350	198
5.91%, 7/10/2038 (d)	3,320	1,664	5.30%, 5/15/2047 (d)	5,255	4,337
0.32%, 3/10/2039 (d)(e)	67,673	833	5.82%, 6/15/2049 (d)	7,765	2,998
5.51%, 3/10/2039	3,775	976	6.10%, 2/12/2051 (d)	4,000	1,065
5.74%, 12/10/2049	6,500	4,435	6.20%, 2/12/2051 (e)	3,005	530
GS Mortgage Securities Corp II			0.60%, 2/15/2051 (d)	116,611	2,166
0.67%, 11/10/2039 (e)	37,800	927	5.88%, 2/15/2051	4,655	2,990
5.56%, 11/10/2039 (d)	7,190	5,073	JP Morgan Mortgage Trust
5.80%, 8/10/2045 (d)	16,865	10,073	5.30%, 7/25/2035	2,006	1,633
5.80%, 8/10/2045 (d)	2,000	741	4.95%, 11/25/2035 (d)	6,840	4,948
GSR Mortgage Loan Trust			5.35%, 4/25/2036 (d)	750	715
0.75%, 12/25/2035 (d)	493	325	5.82%, 6/25/2036 (d)	1,825	731
0.65%, 8/25/2046 (d)	4,254	1,169	5.96%, 6/25/2036 (d)	1,164	943
Harborview Mortgage Loan Trust			5.95%, 8/25/2036 (d)	8,600	4,999
0.60%, 5/19/2047 (d)	6,718	1,612
Impac CMB Trust			6.00%, 8/25/2036 (d)	2,529	1,628
1.39%, 10/25/2033 (d)	245	153	5.55%, 10/25/2036 (d)	9,732	4,715
1.15%, 1/25/2035 (d)	493	257	5.69%, 4/25/2037 (d)	2,900	1,360
0.70%, 4/25/2035 (d)	485	137	5.69%, 4/25/2037 (d)	2,895	1,791
0.82%, 4/25/2035 (d)	386	99	LB Commercial Conduit Mortgage Trust
0.69%, 8/25/2035 (d)	640	159	5.94%, 7/15/2044 (d)	3,755	2,597
			LB-UBS Commercial Mortgage Trust
0.90%, 8/25/2035 (d)	1,893	490	4.90%, 6/15/2026	8	8
0.64%, 4/25/2037 (d)	4,328	2,117	6.37%, 12/15/2028	400	396
Impac Secured Assets CMN Owner Trust
0.55%, 3/25/2037 (d)	4,000	815	5.74%, 6/15/2032	2,829	2,775
Indymac Index Mortgage Loan Trust			0.73%, 3/15/2034 (d)(e)	48,517	40
0.99%, 4/25/2034 (d)	226	145	0.68%, 3/15/2036 (d)(e)	5,757	111
0.62%, 4/25/2035 (d)	659	293	0.84%, 3/15/2036 (d)(e)	3,772	76
0.72%, 4/25/2035 (d)	433	111	0.65%, 8/15/2036 (d)(e)	6,470	82
0.65%, 6/25/2035 (d)	5,423	2,867	5.41%, 9/15/2039 (d)	1,200	564
5.25%, 7/25/2035 (d)	5,956	1,332	0.50%, 2/15/2040 (d)	14,842	301
0.69%, 8/25/2035 (d)	1,105	510	5.46%, 2/15/2040 (d)	200	88
0.57%, 1/25/2037 (d)	3,744	1,331	5.48%, 2/15/2040	3,400	885
0.63%, 6/25/2037 (d)	6,695	3,152	5.49%, 2/15/2040 (d)	1,505	650
JP Morgan Alternative Loan Trust			5.56%, 2/15/2040 (d)	4,300	1,104
0.54%, 3/25/2037 (d)	7,458	1,655	0.21%, 7/15/2040 (e)	71,572	924
JP Morgan Chase Commercial Mortgage			5.86%, 7/15/2040 (d)	10,399	6,497
Securities Corp			6.24%, 7/17/2040 (d)	3,540	639
5.72%, 11/15/2017	2,000	1,042	6.15%, 4/15/2041 (d)	3,820	1,313
1.22%, 10/12/2035 (d)(e)	23,308	568	5.87%, 9/15/2045 (d)	7,250	4,764
5.02%, 1/12/2037	755	292	6.25%, 9/15/2045 (d)	2,780	497
5.12%, 9/12/2037 (d)	1,300	343

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Lehman XS Trust			Wachovia Bank Commercial Mortgage Trust
0.61%, 6/25/2047 (d)	$ 9,859 $	3,843	0.29%, 11/15/2035 (e)	$ 53,541 $	380
Luminent Mortgage Trust			0.42%, 10/15/2041 (d)(e)	49,106	462
0.58%, 5/25/2046 (d)	2,657	1,183	5.25%, 12/15/2043	3,550	2,640
Merrill Lynch Alternative Note Asset Trust			5.34%, 12/15/2043 (d)	10,000	5,074
0.60%, 4/25/2037 (d)	8,225	1,494	5.48%, 12/15/2043	1,115	183
Merrill Lynch Mortgage Investors Inc			5.60%, 12/15/2043	2,960	363
0.74%, 8/25/2036 (d)	338	121
			4.52%, 5/15/2044	3,665	3,441
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016	4,170	2,041	5.69%, 3/15/2045 (d)	1,569	249
5.61%, 5/12/2039 (d)	4,065	3,560	5.80%, 7/15/2045	5,000	2,446
0.42%, 2/12/2042 (d)	14,950	153	5.82%, 5/15/2046 (d)	4,000	1,845
Merrill Lynch/Countrywide Commercial			WAMU Commercial Mortgage Securities Trust
Mortgage Trust			3.83%, 1/25/2035 (e)	832	792
5.46%, 7/12/2046 (d)	3,995	1,880	WaMu Mortgage Pass Through Certificates
0.54%, 8/12/2048 (d)	40,706	862	1.03%, 12/25/2027 (d)	4,923	4,168
0.15%, 12/12/2049 (d)(e)	36,743	308	3.79%, 6/25/2034 (d)	1,345	1,302
0.62%, 12/12/2049 (d)	124,658	2,828	4.68%, 5/25/2035 (d)	945	756
5.11%, 12/12/2049 (d)	4,085	3,380	5.68%, 6/25/2037 (d)	2,175	1,146
5.39%, 12/12/2049 (d)(e)	2,400	337	0.79%, 7/25/2044 (d)	523	368
Morgan Stanley Capital I			0.70%, 1/25/2045 (d)	476	245
7.11%, 4/15/2033	75	75	0.76%, 1/25/2045 (d)	898	280
0.41%, 4/14/2040 (d)(e)	15,288	160	0.79%, 1/25/2045 (d)	7,657	2,452
0.95%, 1/13/2041 (d)(e)	5,142	117	0.92%, 1/25/2045 (d)	1,926	413
0.61%, 5/24/2043 (d)(e)	4,600	3,596	0.62%, 4/25/2045 (d)	360	171
0.12%, 12/15/2043 (d)(e)	43,431	328	0.66%, 4/25/2045 (d)	360	113
5.36%, 3/15/2044 (d)	11,700	7,773	0.68%, 7/25/2045 (d)	811	378
0.77%, 8/25/2046 (d)	5,500	1,161	0.64%, 11/25/2045 (d)	897	793
5.63%, 4/12/2049 (d)	4,365	2,960	0.77%, 11/25/2045 (d)	4,017	3,586
5.81%, 4/12/2049	3,800	632	0.61%, 8/25/2046 (d)	2,408	1,555
Morgan Stanley Dean Witter Capital I			Washington Mutual Alternative Mortgage
6.54%, 2/15/2031	9	9	Pass-Through Certificates
0.74%, 4/15/2034 (d)(e)	2,909	2	0.57%, 1/25/2047 (d)	5,265	1,347
Nomura Asset Acceptance Corp			Wells Fargo Mortgage Backed Securities Trust
0.74%, 2/25/2035 (d)	180	101	0.69%, 1/25/2034 (d)	877	853
Residential Accredit Loans Inc			4.99%, 10/25/2035 (d)	1,537	1,246

0.54%, 2/25/2037 (d)	2,921	1,041			393,034

0.58%, 7/25/2037 (d)	9,025	4,299	Multi-Line Insurance (0.60%)
Sequoia Mortgage Trust			Allstate Corp/The
1.89%, 2/20/2034 (d)	2,567	1,642	6.13%, 5/15/2037 (d)	1,015	673
0.59%, 2/20/2035 (d)	646	370	AXA SA
Structured Adjustable Rate Mortgage Loan Trust			8.60%, 12/15/2030	1,800	1,367
4.66%, 7/25/2034 (d)	1,861	1,675	CNA Financial Corp
1.09%, 8/25/2034 (d)	2,970	946	6.00%, 8/15/2011	1,875	1,439
5.25%, 12/25/2035	1,768	1,031	Genworth Financial Inc
5.25%, 2/25/2036 (d)	2,322	1,749	6.15%, 11/15/2066 (d)	2,650	448
0.58%, 7/25/2037 (d)	7,143	3,095	ING Groep NV
Structured Asset Mortgage Investments Inc			5.78%, 12/ 8/2035	3,125	1,203
0.69%, 5/25/2045 (d)	655	226	MetLife Inc
0.70%, 9/25/2045 (d)	837	385	6.50%, 12/15/2032	1,730	1,639
Structured Asset Securities Corp			Metropolitan Life Global Funding I
5.50%, 6/25/2036 (d)	5,000	1,400	2.02%, 3/17/2009 (d)(e)	1,625	1,610

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Multi-Line Insurance (continued)			Oil - Field Services (0.11%)
Metropolitan Life Global Funding I (continued)			Key Energy Services Inc
2.19%, 5/17/2010 (d)(e)	$ 5,750 $	5,186	8.38%, 12/ 1/2014	$ 700 $	504
XL Capital Ltd			Weatherford International Ltd
6.50%, 12/31/2049 (d)	1,885	269	9.88%, 3/ 1/2039	2,130	2,060

		13,834			2,564

Multimedia (0.46%)			Oil & Gas Drilling (0.03%)
News America Inc			Transocean Ltd
6.65%, 11/15/2037	2,310	2,148	6.00%, 3/15/2018	700	663
Quebecor Media Inc
7.75%, 3/15/2016	750	589	Oil Company - Exploration & Production (1.07%)
Time Warner Entertainment Co LP			Canadian Natural Resources Ltd
8.38%, 7/15/2033	2,685	2,712	5.15%, 2/ 1/2013	2,015	1,873
Time Warner Inc			Chesapeake Energy Corp
2.41%, 11/13/2009 (d)	3,200	3,127	7.63%, 7/15/2013	2,780	2,558
Viacom Inc			9.50%, 2/15/2015 (f)	250	245
5.75%, 4/30/2011	665	636	7.25%, 12/15/2018	1,380	1,156
Vivendi			CITIC Resources Finance Ltd
5.75%, 4/ 4/2013 (e)	1,500	1,373	6.75%, 5/15/2014 (e)	1,250	875

		10,585	Compton Petroleum Finance Corp

			7.63%, 12/ 1/2013	650	253
Music (0.05%)
WMG Acquisition Corp			Devon Energy Corp
7.38%, 4/15/2014	1,200	762	6.30%, 1/15/2019	715	715
WMG Holdings Corp			Devon Financing Corp ULC
9.50%, 12/15/2014 (a)(d)	1,390	486	7.88%, 9/30/2031	755	800

		1,248	KazMunaiGaz Finance Sub BV

			9.13%, 7/ 2/2018 (e)	500	360
Mutual Insurance (0.09%)			KCS Energy Inc
Liberty Mutual Group Inc			7.13%, 4/ 1/2012	600	522
7.00%, 3/15/2037 (d)(e)	2,000	931	Nexen Inc
10.75%, 6/15/2058 (d)(e)	1,980	1,188	5.05%, 11/20/2013	1,960	1,809

		2,119	7.88%, 3/15/2032	500	436

Non-Hazardous Waste Disposal (0.12%)			6.40%, 5/15/2037	1,675	1,234
Allied Waste North America Inc			PetroHawk Energy Corp
5.75%, 2/15/2011	315	309	9.13%, 7/15/2013	2,650	2,438
7.88%, 4/15/2013	1,750	1,754	10.50%, 8/ 1/2014 (e)	415	395
Waste Management Inc			7.88%, 6/ 1/2015 (e)	805	674
5.00%, 3/15/2014	10	9	Petroleum Development Corp
WCA Waste Corp			12.00%, 2/15/2018	1,665	1,041
9.25%, 6/15/2014 (c)	825	610	Pioneer Natural Resources Co

		2,682	6.65%, 3/15/2017	3,745	2,980

			Plains Exploration & Production Co
Office Automation & Equipment (0.11%)			7.75%, 6/15/2015	2,415	2,189
Xerox Corp			Southwestern Energy Co
5.50%, 5/15/2012	1,895	1,757	7.50%, 2/ 1/2018 (e)	890	841
6.40%, 3/15/2016	775	665	Swift Energy Co

		2,422	7.63%, 7/15/2011	565	486

Office Furnishings - Original (0.04%)			7.13%, 6/ 1/2017	1,090	730

Steelcase Inc					24,610

6.50%, 8/15/2011	845	832	Oil Company - Integrated (0.39%)
			ConocoPhillips
			4.75%, 2/ 1/2014 (f)	875	882

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Oil Company - Integrated (continued)			Pipelines (continued)
ConocoPhillips Holding Co			Energy Transfer Partners LP
6.95%, 4/15/2029	$ 100 $	109	9.70%, 3/15/2019	$ 1,255 $	1,349
Petro-Canada			Enterprise Products Operating LLC
6.80%, 5/15/2038	1,155	837	9.75%, 1/31/2014	3,210	3,491
Petroleos Mexicanos			Holly Energy Partners LP
8.00%, 5/ 3/2019 (e)(f)	2,820	2,813	6.25%, 3/ 1/2015	1,000	740
Shell International Finance BV			Kinder Morgan Energy Partners LP
6.38%, 12/15/2038	700	732	9.00%, 2/ 1/2019	730	792
Suncor Energy Inc			7.40%, 3/15/2031	1,000	958
6.10%, 6/ 1/2018	3,915	3,385	7.30%, 8/15/2033	865	850
6.50%, 6/15/2038	430	304	MarkWest Energy Partners LP / MarkWest

		9,062	Energy Finance Corp

			8.75%, 4/15/2018	1,250	897
Oil Field Machinery & Equipment (0.03%)			NGPL Pipeco LLC
Cameron International Corp			6.51%, 12/15/2012 (e)	165	154
6.38%, 7/15/2018	725	620	ONEOK Partners LP
			6.85%, 10/15/2037	925	743
Oil Refining & Marketing (0.11%)
			Rockies Express Pipeline LLC
Tesoro Corp			5.10%, 8/20/2009 (d)(e)	2,260	2,262
6.63%, 11/ 1/2015	790	621
			Spectra Energy Capital LLC
Valero Energy Corp			7.50%, 9/15/2038	750	659
6.63%, 6/15/2037	2,510	1,864

			Tennessee Gas Pipeline Co
		2,485	8.00%, 2/ 1/2016 (e)	240	238

Paper & Related Products (0.04%)			TEPPCO Partners LP
Cascades Inc			7.63%, 2/15/2012	1,080	1,030
7.25%, 2/15/2013	980	554	TransCanada Pipelines Ltd
Catalyst Paper Corp			6.20%, 10/15/2037	690	572
8.63%, 6/15/2011	637	296	7.63%, 1/15/2039	2,100	2,186

		850	Transcontinental Gas Pipe Line Corp

			7.00%, 8/15/2011	3,495	3,424
Pharmacy Services (0.31%)
			Transportadora de Gas del Sur SA
Medco Health Solutions Inc			7.88%, 5/14/2017 (e)	1,384	692

7.25%, 8/15/2013	1,450	1,427
7.13%, 3/15/2018	4,185	4,045			24,860

Omnicare Inc			Printing - Commercial (0.17%)
6.88%, 12/15/2015	1,760	1,584	Cadmus Communications Corp

		7,056	8.38%, 6/15/2014	750	469

			RR Donnelley & Sons Co
Physician Practice Management (0.08%)			11.25%, 2/ 1/2019	3,160	3,098
US Oncology Inc			Sheridan Group Inc/The
8.33%, 3/15/2012 (d)	322	161	10.25%, 8/15/2011	650	416

9.00%, 8/15/2012	1,900	1,767			3,983

		1,928

			Private Corrections (0.06%)
Pipelines (1.08%)			Corrections Corp of America
Atlas Pipeline Partners LP			7.50%, 5/ 1/2011	1,300	1,300
8.75%, 6/15/2018	1,450	957
Copano Energy LLC / Copano Energy Finance			Property & Casualty Insurance (0.26%)
Corp			Chubb Corp
8.13%, 3/ 1/2016	785	644	6.50%, 5/15/2038	650	623
7.75%, 6/ 1/2018 (e)	405	310	Crum & Forster Holdings Corp
El Paso Corp			7.75%, 5/ 1/2017	1,000	755
7.25%, 6/ 1/2018	225	206	Markel Corp
Enbridge Energy Partners LP			7.35%, 8/15/2034	135	91
9.88%, 3/ 1/2019	1,620	1,706

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Property & Casualty Insurance (continued)			Regional Banks (continued)
QBE Insurance Group Ltd			PNC Funding Corp
9.75%, 3/14/2014 (e)	$ 1,305 $	1,294	1.31%, 1/31/2012 (d)	$ 4,625 $	3,818
Travelers Cos Inc/The			PNC Preferred Funding Trust I
6.25%, 3/15/2067 (d)	3,030	1,999	8.70%, 2/28/2049 (d)(e)	2,000	1,340
WR Berkley Corp			SunTrust Preferred Capital I
6.25%, 2/15/2037	1,820	1,214	5.85%, 12/31/2049 (d)	1,580	822

		5,976	USB Capital IX

			6.19%, 4/15/2049 (d)	1,000	420
Publishing - Newspapers (0.01%)
			Wachovia Corp
Block Communications Inc			6.38%, 2/ 1/2009	365	365
8.25%, 12/15/2015 (e)	350	252
			5.75%, 2/ 1/2018	2,000	1,968
Publishing - Periodicals (0.08%)			Wells Fargo & Co
Dex Media West LLC/Dex Media West			2.44%, 8/20/2010 (d)	640	620
Finance Co			5.63%, 12/11/2017	3,850	3,772
9.88%, 8/15/2013	500	145	Wells Fargo Capital XIII
Idearc Inc			7.70%, 12/29/2049 (d)	5,000	3,585

8.00%, 11/15/2016	1,200	38			34,634

Nielsen Finance LLC / Nielsen Finance Co			Reinsurance (0.21%)
10.00%, 8/ 1/2014	1,765	1,562

			Endurance Specialty Holdings Ltd
		1,745	7.00%, 7/15/2034	3,350	2,157

Quarrying (0.21%)			PartnerRe Finance II
Compass Minerals International Inc			6.44%, 12/ 1/2066 (d)	1,320	513
12.00%, 6/ 1/2013 (a)(d)	551	550	Platinum Underwriters Finance Inc
Vulcan Materials Co			7.50%, 6/ 1/2017	3,170	2,200

3.25%, 12/15/2010 (d)	4,325	4,302			4,870

		4,852	REITS - Healthcare (0.23%)

Radio (0.02%)			Nationwide Health Properties Inc
Entercom Radio LLC/Entercom Capital Inc			6.50%, 7/15/2011	585	528
7.63%, 3/ 1/2014	1,000	550	6.25%, 2/ 1/2013	5,700	4,877

					5,405

Real Estate Operator & Developer (0.08%)
Regency Centers LP			REITS - Hotels (0.13%)
8.45%, 9/ 1/2010	940	886	Hospitality Properties Trust
5.88%, 6/15/2017	1,235	846	5.13%, 2/15/2015	825	483

		1,732	6.30%, 6/15/2016	2,795	1,481

			6.70%, 1/15/2018	1,005	570
Regional Banks (1.50%)			Host Hotels & Resorts LP
BAC Capital Trust XIII			7.13%, 11/ 1/2013	580	501

2.40%, 3/15/2043 (d)	3,640	846			3,035

BAC Capital Trust XIV
5.63%, 3/15/2043 (d)	2,385	1,025	REITS - Mortgage (0.20%)
Capital One Financial Corp			iStar Financial Inc
2.47%, 9/10/2009 (d)	3,500	3,352	2.34%, 9/15/2009 (d)	2,425	1,576
5.70%, 9/15/2011	1,570	1,500	2.54%, 3/ 9/2010 (d)	3,425	1,884
First Union Institutional Capital I			5.85%, 3/15/2017	3,500	1,260

8.04%, 12/ 1/2026	1,000	798			4,720

JP Morgan Chase Bank NA			REITS - Office Property (0.09%)
6.00%, 10/ 1/2017	1,500	1,461	Brandywine Operating Partnership LP
Keycorp			5.63%, 12/15/2010	1,397	1,185
0.49%, 5/26/2009 (d)	3,000	2,964	HRPT Properties Trust
6.50%, 5/14/2013	1,665	1,602	2.52%, 3/16/2011 (d)	1,408	978

PNC Financial Services Group Inc					2,163

8.25%, 5/29/2049 (d)	5,860	4,376

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
REITS - Regional Malls (0.02%)			Satellite Telecommunications (0.25%)
Simon Property Group LP			Intelsat Ltd
4.60%, 6/15/2010	$ 375 $	347	6.50%, 11/ 1/2013	$ 1,465 $	1,047
			Intelsat Subsidiary Holding Co Ltd
REITS - Shopping Centers (0.11%)			8.88%, 1/15/2015 (e)	3,355	3,086
Developers Diversified Realty Corp			8.88%, 1/15/2015 (e)(f)	1,380	1,263
5.25%, 4/15/2011	4,580	2,500	Telesat Canada/Telesat LLC
			11.00%, 11/ 1/2015 (e)	580	444

REITS - Warehouse & Industrial (0.18%)					5,840

ProLogis
2.40%, 8/24/2009 (d)	4,800	4,152	Schools (0.08%)
			Duke University
Rental - Auto & Equipment (0.37%)			4.20%, 4/ 1/2014	585	597
Erac USA Finance Co			5.15%, 4/ 1/2019	525	540
1.42%, 4/30/2009 (d)(e)	6,350	6,123	Knowledge Learning Corp Inc
2.43%, 8/28/2009 (d)(e)	1,900	1,648	7.75%, 2/ 1/2015 (e)	970	747

H&E Equipment Services Inc					1,884

8.38%, 7/15/2016	1,240	738
			Seismic Data Collection (0.04%)
United Rentals North America Inc
6.50%, 2/15/2012	125	102	Cie Generale de Geophysique-Veritas

			7.50%, 5/15/2015	1,210	880
		8,611

Retail - Automobile (0.02%)			Sovereign (0.14%)
Penske Auto Group Inc			Indonesia Government International Bond
7.75%, 12/15/2016	1,150	552	6.88%, 3/ 9/2017 (e)	400	314
			7.75%, 1/17/2038 (e)	375	259
Retail - Consumer Electronics (0.09%)			Panama Government International Bond
Best Buy Co Inc			6.70%, 1/26/2036	925	837
6.75%, 7/15/2013	2,190	1,989	Peruvian Government International Bond
			6.55%, 3/14/2037	1,000	890
Retail - Discount (0.05%)			Russia Government International Bond
Dollar General Corp			7.50%, 3/31/2030 (e)	1,078	996

11.88%, 7/15/2017	1,230	1,131			3,296

Target Corp
5.38%, 6/15/2009	80	81	Special Purpose Banks (0.03%)

		1,212	Korea Development Bank

			1.54%, 10/20/2009 (d)	760	746
Retail - Drug Store (0.19%)
CVS Caremark Corp			Special Purpose Entity (0.98%)
2.50%, 6/ 1/2010 (d)	4,710	4,492	AES Red Oak LLC
			8.54%, 11/30/2019	1,210	1,139
Retail - Propane Distribution (0.02%)			AGFC Capital Trust I
Inergy LP/Inergy Finance Corp			6.00%, 1/15/2067 (d)(e)	835	199
8.75%, 3/ 1/2015 (e)(f)	565	534	Axcan Intermediate Holdings Inc
			9.25%, 3/ 1/2015	2,000	1,820
Retail - Restaurants (0.07%)			BAE Systems Holdings Inc
Landry's Restaurants Inc			6.40%, 12/15/2011 (e)	3,305	3,339
9.50%, 12/15/2014	1,740	1,714	5.20%, 8/15/2015 (e)	3,420	3,098
			Capital One Capital IV
Rubber - Tires (0.08%)			6.75%, 2/17/2037	1,640	822
Goodyear Tire & Rubber Co/The			Fresenius US Finance II Inc
6.32%, 12/ 1/2009 (d)	840	811	9.00%, 7/15/2015 (e)	1,160	1,166
8.63%, 12/ 1/2011	1,000	955	Independencia International Ltd

		1,766	9.88%, 5/15/2015 (e)	1,200	756

			John Hancock Global Funding II
			1.60%, 4/ 3/2009 (d)(e)	2,550	2,552

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Special Purpose Entity (continued)			Telephone - Integrated (3.16%)
Rainbow National Services LLC			AT&T Inc
10.38%, 9/ 1/2014 (e)	$ 2,190 $	2,217	4.85%, 2/15/2014 (f)	$ 7,225 $	7,259
Regency Energy Partners LP/Regency Energy			5.80%, 2/15/2019 (f)	9,795	9,799
Finance Corp			6.55%, 2/15/2039 (f)	13,785	13,734
8.38%, 12/15/2013	1,465	1,135	British Telecommunications PLC
Santander Perpetual SA Unipersonal			9.13%, 12/15/2030 (d)	1,800	1,816
6.67%, 10/24/2017 (d)(e)	1,500	848	Cincinnati Bell Inc
Snoqualmie Entertainment Authority			8.38%, 1/15/2014	3,000	2,685
9.13%, 2/ 1/2015 (e)	725	442	Deutsche Telekom International Finance BV
Swiss Re Capital I LP			1.68%, 3/23/2009 (d)	3,175	3,159
6.85%, 5/29/2049 (d)(e)	1,925	669	KONINKLIJKE KPN NV
Universal City Development Partners Ltd			8.38%, 10/ 1/2030	2,265	2,455
11.75%, 4/ 1/2010	1,000	770	Level 3 Financing Inc
USB Realty Corp			9.25%, 11/ 1/2014	2,445	1,773
6.09%, 12/22/2049 (d)(e)	985	397	Qwest Capital Funding Inc
Williams Cos Inc Credit Linked Certificate			7.00%, 8/ 3/2009	10,245	10,207
Trust/The
6.44%, 5/ 1/2009 (d)(e)	1,200	1,197	Qwest Communications International Inc

			7.50%, 2/15/2014	850	727
		22,566

			Sprint Nextel Corp
Specified Purpose Acquisition (0.06%)			1.87%, 6/28/2010 (d)	2,500	2,138
ESI Tractebel Acquisition Corp			6.00%, 12/ 1/2016	2,055	1,377
7.99%, 12/30/2011	1,401	1,362	Telecom Italia Capital SA
			3.67%, 2/ 1/2011 (d)	845	717
Steel - Producers (0.13%)			1.75%, 7/18/2011 (d)	2,175	1,846
Ispat Inland ULC			5.25%, 11/15/2013	1,945	1,749
9.75%, 4/ 1/2014	1,470	1,252	6.38%, 11/15/2033	2,610	2,056
Steel Dynamics Inc
7.75%, 4/15/2016 (e)	2,290	1,832	7.72%, 6/ 4/2038	1,000	934

		3,084	Telefonica Emisiones SAU

			5.98%, 6/20/2011	1,415	1,460
Steel Pipe & Tube (0.03%)			3.36%, 2/ 4/2013 (d)	2,075	1,816
Mueller Water Products Inc			5.86%, 2/ 4/2013	1,670	1,720
7.38%, 6/ 1/2017	1,000	775	Telefonica Europe BV
			7.75%, 9/15/2010	760	803
Telecommunication Services (0.26%)			Windstream Corp
Digicel Group Ltd			8.63%, 8/ 1/2016	2,605	2,566

8.88%, 1/15/2015 (e)	325	239			72,796

Fairpoint Communications Inc
13.13%, 4/ 1/2018 (e)	1,440	806	Television (0.06%)
Globo Comunicacoe e Participacoes SA			Videotron Ltee
7.25%, 4/26/2022 (e)	425	395	6.88%, 1/15/2014	725	689
MasTec Inc			9.13%, 4/15/2018 (e)	735	735

7.63%, 2/ 1/2017	900	720			1,424

Maxcom Telecomunicaciones SAB de CV			Theaters (0.09%)
11.00%, 12/15/2014	785	589
			AMC Entertainment Inc
Qwest Corp			8.63%, 8/15/2012	900	819
7.88%, 9/ 1/2011	1,000	990
			11.00%, 2/ 1/2016	575	492
8.88%, 3/15/2012 (d)	270	269
			Cinemark Inc
Telcordia Technologies Inc			0.00%, 3/15/2014 (a)(d)	975	871

4.84%, 7/15/2012 (d)(e)	2,020	1,030
					2,182

West Corp
9.50%, 10/15/2014	1,565	1,064	Tobacco (0.77%)

		6,102	Altria Group Inc

			9.70%, 11/10/2018	4,870	5,329

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Tobacco (continued)			Cable TV (0.06%)
Altria Group Inc (continued)			CSC Holdings Inc, Term Loan B
9.95%, 11/10/2038	$ 8,185 $	8,760	2.08%, 3/30/2013 (d)	$ 1,492 $	1,339
Reynolds American Inc
7.25%, 6/ 1/2013	3,950	3,741	Casino Hotels (0.05%)

		17,830	Harrah's Operating Co Inc, Term Loan B2

			0.00%, 1/28/2015 (d)(h)	1,925	1,193
Tools - Hand Held (0.14%)
Snap-On Inc			Cellular Telecommunications (0.01%)
1.48%, 1/12/2010 (d)	3,200	3,164	MetroPCS Wireless Inc, Term Loan B
			4.51%, 11/ 3/2013 (d)	249	215
Transport - Rail (0.47%)
CSX Corp			Commercial Services (0.04%)
7.38%, 2/ 1/2019	8,130	7,736	Aramark Corp, Term Loan B
7.45%, 4/ 1/2038	1,350	1,191	4.19%, 1/26/2014 (d)	940	821
CSX Transportation Inc
6.25%, 1/15/2023	1,924	1,703	Data Processing & Management (0.07%)
Union Pacific Railroad Co 2003 Pass Through			First Data Corporation, Term Loan B
Trust			3.14%, 9/24/2014 (d)	988	622
4.70%, 1/ 2/2024	176	155	First Data Corporation, Term Loan B1

		10,785	3.14%, 12/24/2014 (d)	988	620

Transport - Services (0.01%)			First Data Corporation, Term Loan B2
FedEx Corp			3.14%, 9/24/2014 (d)	741	467

3.50%, 4/ 1/2009	260	260			1,709

			Diversified Operations & Commercial Services (0.00%)
Water (0.12%)			Aramark Corp, Term Loan LOC
Veolia Environnement			3.33%, 1/26/2014 (d)	60	52
5.25%, 6/ 3/2013	3,000	2,800
			Electric - Integrated (0.07%)
Wire & Cable Products (0.04%)			Texas Competitive Electric Holdings
Coleman Cable Inc			Company, Term Loan B2
9.88%, 10/ 1/2012	1,250	838	4.75%, 10/29/2014 (d)	2,269	1,570

Wireless Equipment (0.02%)			Food - Confectionery (0.02%)
Crown Castle International Corp			Wrigley WM Jr Co; Term Loan B
9.00%, 1/15/2015	565	547	6.50%, 9/30/2014 (d)	450	442

TOTAL BONDS	$ 1,510,832

			Health Care Services (0.10%)
SENIOR FLOATING RATE INTERESTS (1.51%)			Community Health Systems Inc, Term Loan B
Aerospace & Defense (0.04%)			4.33%, 7/25/2014 (d)	2,809	2,369
Hawker Beechcraft Inc, Letter of Credit
5.56%, 3/26/2014 (d)	107	58	Machinery - General Industry (0.08%)
Hawker Beechcraft Inc, Term Loan B			Manitowoc Company Inc, Term Loan B
2.79%, 3/26/2014 (d)	1,824	982	6.50%, 4/14/2014 (d)	2,600	1,973

		1,040

Auto - Car & Light Trucks (0.06%)			Medical - Hospitals (0.27%)
Ford Motor Co, Term Loan B			Community Health Systems Inc, Term Loan
5.00%, 12/16/2013 (d)	3,980	1,425	3.30%, 7/25/2014 (d)	144	121
			HCA Inc, Term Loan B1
Auto/Truck Parts & Equipment - Replacement (0.07%)			3.71%, 11/18/2013 (d)	4,451	3,678
Allison Transmission Inc, Term Loan B			HCA Inc; Term Loan A
3.17%, 8/ 7/2014 (d)	2,435	1,568	3.46%, 11/18/2012 (d)	2,843	2,440

					6,239

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Medical Products (0.05%)			OBLIGATIONS (continued)
Biomet Inc, Term Loan B			Federal Home Loan Mortgage Corporation
4.46%, 3/25/2015 (d)	$ 1,197 $	1,062	(FHLMC) (continued)
			5.50%, 4/ 1/2009	$ 12 $	12
Music (0.05%)			5.50%, 8/ 1/2009	46	46
WMG Acquisition Corp; Term Loan			4.50%, 12/ 1/2009	469	470
3.34%, 2/28/2010 (d)	1,290	1,076	4.50%, 4/ 1/2011	2,145	2,201
			7.00%, 8/ 1/2016	9	9
Physician Practice Management (0.01%)			6.50%, 6/ 1/2017	428	447
US Oncology Inc, Term Loan			6.00%, 7/ 1/2017	163	170
5.76%, 8/20/2011 (d)	150	132	5.50%, 3/ 1/2018	383	397
			5.00%, 5/ 1/2018	2,771	2,853
Property & Casualty Insurance (0.05%)
			5.00%, 10/ 1/2018	1,715	1,766
Asurion Corp, Term Loan B
4.33%, 7/ 7/2014 (d)	150	108	5.50%, 12/ 1/2018	7	7
6.86%, 7/ 7/2015 (d)	1,750	975	5.00%, 1/ 1/2019	2,675	2,751

		1,083	6.00%, 3/ 1/2022	412	427

			5.50%, 7/ 1/2023	7,507	7,748
Publishing - Periodicals (0.02%)			6.00%, 7/ 1/2023	1,601	1,660
Nielsen Finance LLC / Nielsen Finance Corp,			5.50%, 8/ 1/2023	5,506	5,683
Term Loan B
3.88%, 8/ 9/2013 (d)	497	399	5.50%, 6/ 1/2024	744	763
			5.00%, 2/ 1/2026	10,116	10,315
Retail - Building Products (0.17%)			6.00%, 6/ 1/2028	31	32
HD Supply Inc, Term Loan B			6.00%, 1/ 1/2029	12	13
1.72%, 8/30/2012 (d)	5,135	3,851	6.50%, 3/ 1/2029	51	53
			6.50%, 3/ 1/2029	8	9
Satellite Telecommunications (0.18%)			6.50%, 5/ 1/2029	74	78
Panamsat Corp, Term Loan B
6.65%, 1/ 3/2014 (d)	2,970	2,541	7.00%, 12/ 1/2029	28	30
Telesat Canada Inc, Term Loan B			7.00%, 6/ 1/2030	28	30
5.76%, 9/ 1/2014 (d)	1,835	1,472	7.50%, 9/ 1/2030	14	15
Telesat Canada Inc, Term Loan DD			7.50%, 9/ 1/2030	8	9
4.26%, 10/31/2014 (d)	146	117	8.00%, 9/ 1/2030	127	135

		4,130	7.00%, 12/ 1/2030	29	30

Telecommunication Services (0.02%)			7.50%, 12/ 1/2030	3	3
Fairpoint Communications Inc, Term Loan B			7.50%, 1/ 1/2031	49	52
5.75%, 3/ 8/2015 (d)	1,000	590	6.00%, 3/ 1/2031	95	99
			7.50%, 3/ 1/2031	18	19
Theaters (0.02%)			6.00%, 4/ 1/2031	15	16
Cinemark USA Inc, Term Loan C			6.50%, 4/ 1/2031	39	41
2.53%, 3/31/2011 (d)	499	421	6.50%, 6/ 1/2031	3	4

TOTAL SENIOR FLOATING RATE INTERESTS	$ 34,699		7.00%, 6/ 1/2031	1	1

U.S. GOVERNMENT & GOVERNMENT AGENCY			6.50%, 9/ 1/2031	44	46
OBLIGATIONS (51.15%)			7.00%, 9/ 1/2031	10	11
Federal Home Loan Mortgage Corporation			6.00%, 12/ 1/2031	445	463
(FHLMC) (21.06%)			6.50%, 2/ 1/2032	34	36
4.50%, 2/ 1/2024 (i)	17,430	17,648
5.00%, 2/ 1/2024 (i)	6,625	6,774	6.50%, 2/ 1/2032	26	27
5.00%, 2/ 1/2039 (i)	92,625	94,043	7.50%, 2/ 1/2032	26	28
5.50%, 2/ 1/2039 (i)	89,740	91,815	6.50%, 5/ 1/2032	97	102
6.00%, 2/ 1/2039 (i)	17,505	18,063	6.00%, 12/ 1/2032	443	459
5.00%, 3/ 1/2039 (i)	21,000	21,262	6.00%, 2/ 1/2033	363	376
6.00%, 3/ 1/2039 (i)	14,830	15,261	5.50%, 4/ 1/2033	750	770
			5.50%, 5/ 1/2033	939	965

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal National Mortgage Association (FNMA)
(FHLMC) (continued)			(continued)
5.50%, 10/ 1/2033	$ 720 $	740	5.00%, 3/ 1/2039 (i)	$ 21,000 $	21,289
5.50%, 12/ 1/2033	3,280	3,368	6.00%, 3/ 1/2039 (i)	15,770	16,214
6.00%, 12/ 1/2033	747	775	6.00%, 5/ 1/2009	1	1
5.50%, 9/ 1/2034	2,662	2,731	6.00%, 5/ 1/2009	1	1
5.50%, 2/ 1/2035	4,271	4,377	6.00%, 7/ 1/2009	13	13
6.50%, 4/ 1/2035	859	897	6.00%, 7/ 1/2009	3	3
5.00%, 7/ 1/2035	1,564	1,591	5.00%, 3/ 1/2010	378	383
5.00%, 8/ 1/2035	8,072	8,212	6.50%, 4/ 1/2010	9	9
5.00%, 10/ 1/2035	3,087	3,140	6.50%, 1/ 1/2011	4	4
6.50%, 10/ 1/2035	385	403	6.50%, 2/ 1/2011	49	50
6.00%, 8/ 1/2036	1,530	1,580	6.50%, 3/ 1/2011	68	70
6.00%, 10/ 1/2036 (d)	4,130	4,266	6.50%, 7/ 1/2016	14	14
5.50%, 11/ 1/2036	4,292	4,398	6.50%, 2/ 1/2017	56	59
5.00%, 6/ 1/2037	310	315	6.50%, 3/ 1/2017	24	25
5.50%, 7/ 1/2037	4,951	5,070	6.50%, 4/ 1/2017	21	21
6.00%, 8/ 1/2037	14,582	15,060	6.50%, 8/ 1/2017	353	369
6.00%, 8/ 1/2037	13,683	14,132	5.00%, 9/ 1/2017	733	755
6.00%, 12/ 1/2037 (d)	5,176	5,346	5.50%, 9/ 1/2017	142	147
6.00%, 1/ 1/2038 (d)	1,473	1,521	5.50%, 10/ 1/2017	215	223
6.50%, 2/ 1/2038 (d)	20,444	21,332	5.00%, 3/ 1/2018	1,186	1,220
5.50%, 4/ 1/2038	4,270	4,373	4.50%, 1/ 1/2020	2,009	2,045
5.50%, 4/ 1/2038	5,516	5,648	5.00%, 5/ 1/2020	970	995
5.50%, 5/ 1/2038	9,097	9,316	5.50%, 6/ 1/2020	3,727	3,849
5.50%, 5/ 1/2038	5,820	5,960	5.50%, 9/ 1/2020	3,805	3,930
6.00%, 7/ 1/2038	14,291	14,760	6.00%, 10/ 1/2021	3,185	3,317
5.50%, 8/ 1/2038	6,091	6,237	6.50%, 5/ 1/2022	36	37
5.50%, 8/ 1/2038	2,943	3,013	5.50%, 2/ 1/2023	575	590
6.11%, 1/ 1/2034 (d)	324	327	6.00%, 2/ 1/2023	176	182
5.06%, 7/ 1/2034 (d)	290	293	4.50%, 5/ 1/2023	19,089	19,382
5.19%, 6/ 1/2035 (d)	3,049	3,085	5.50%, 6/ 1/2023	2,496	2,562
4.65%, 8/ 1/2035 (d)	1,325	1,334	5.50%, 7/ 1/2023	38	39
4.82%, 8/ 1/2035 (d)	6,340	6,446	6.50%, 12/ 1/2031	22	23
4.98%, 9/ 1/2035 (d)	3,964	4,059	6.50%, 2/ 1/2032	21	22
5.18%, 11/ 1/2035 (d)	742	757	6.50%, 2/ 1/2032	46	49
5.43%, 12/ 1/2035 (d)	215	220	7.00%, 2/ 1/2032	66	70
6.50%, 7/ 1/2036 (d)	3,908	4,048	7.00%, 3/ 1/2032	160	170
6.51%, 1/ 1/2037 (d)	2,936	3,053	6.50%, 4/ 1/2032	27	28
5.96%, 2/ 1/2037 (d)	2,262	2,346	6.00%, 5/ 1/2032	20	21
5.64%, 5/ 1/2037	860	882	6.50%, 6/ 1/2032	13	13
5.57%, 8/ 1/2037 (d)	3,234	3,339	6.50%, 8/ 1/2032	144	152

		485,293	7.50%, 8/ 1/2032	81	86

Federal National Mortgage Association (FNMA) (20.54%)			4.73%, 12/ 1/2032 (d)	346	351
5.00%, 2/ 1/2024 (i)	4,965	5,080	4.86%, 1/ 1/2033 (d)	482	480
5.00%, 2/ 1/2039 (i)	80,860	82,199	5.38%, 4/ 1/2033 (d)	508	521
5.50%, 2/ 1/2039 (i)	70,155	71,799	4.86%, 7/ 1/2033 (d)	3,034	3,065
6.00%, 2/ 1/2039 (i)	15,765	16,248	5.50%, 7/ 1/2033	1,401	1,440
4.00%, 3/ 1/2039 (i)	5,105	5,048	5.50%, 9/ 1/2033	1,962	2,016
4.50%, 3/ 1/2039 (i)	24,655	24,732	4.22%, 6/ 1/2034 (d)	671	674

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Government National Mortgage Association
(continued)			(GNMA) (3.36%)
4.31%, 7/ 1/2034 (d)	$ 984 $	991	5.00%, 2/ 1/2039 (i)	$ 6,005 $	6,119
4.73%, 10/ 1/2034 (d)	476	476	5.50%, 2/ 1/2039 (i)	40,070	41,047
4.33%, 12/ 1/2034 (d)	947	952	6.00%, 2/ 1/2039 (i)	2,110	2,171
4.58%, 3/ 1/2035 (d)	1,163	1,180	7.00%, 4/15/2031	1	1
5.03%, 3/ 1/2035 (d)	9,387	9,307	7.00%, 6/15/2031	57	61
5.00%, 7/ 1/2035	1,532	1,560	7.00%, 7/15/2031	11	12
5.00%, 7/ 1/2035	3,683	3,751	6.00%, 8/15/2031	72	75
4.85%, 8/ 1/2035 (d)	631	637	6.00%, 1/15/2032	23	24
4.88%, 8/ 1/2035 (d)	257	260	6.00%, 2/15/2032	348	360
5.07%, 8/ 1/2035 (d)	1,548	1,586	7.00%, 6/15/2032	280	298
4.86%, 9/ 1/2035 (d)	570	578	6.50%, 10/15/2032	112	116
5.46%, 2/ 1/2036 (d)	151	153	6.50%, 12/15/2032	767	800
4.25%, 3/ 1/2036 (d)	5,623	5,629	6.00%, 2/15/2033	160	165
4.96%, 4/ 1/2036 (d)	1,031	1,040	5.00%, 11/15/2033	12,917	13,205
6.50%, 4/ 1/2036	1,465	1,529	6.00%, 12/15/2033	205	212
6.00%, 5/ 1/2036	1,114	1,150	5.00%, 6/15/2034	310	316
6.00%, 5/ 1/2036	6,429	6,633	6.50%, 3/20/2028	38	40
6.50%, 8/ 1/2036	569	594	6.00%, 7/20/2028	213	220
6.50%, 8/ 1/2036	2,859	2,982	6.00%, 11/20/2028	195	201
6.50%, 9/ 1/2036 (d)	11,605	12,105	6.00%, 1/20/2029	204	211
5.43%, 10/ 1/2036 (d)	874	899	6.50%, 5/20/2029	30	32
6.50%, 10/ 1/2036	6,535	6,817	6.00%, 7/20/2029	52	54
6.50%, 11/ 1/2036	7,580	7,907	8.00%, 1/20/2031	19	20
5.93%, 12/ 1/2036 (d)	5,831	6,043	6.50%, 2/20/2032	17	18
5.50%, 2/ 1/2037	1,054	1,080	6.00%, 11/20/2033	2,583	2,659
5.74%, 5/ 1/2037 (d)	4,853	5,042	5.50%, 5/20/2035	771	790
6.00%, 6/ 1/2037	2,993	3,088	6.00%, 12/20/2036	7,922	8,147

6.50%, 7/ 1/2037	2,783	2,902			77,374

6.50%, 7/ 1/2037	3,655	3,812	U.S. Treasury (6.19%)
6.50%, 1/ 1/2038	1,702	1,775	4.75%, 5/15/2014	15,000	17,267
6.00%, 2/ 1/2038 (d)	5,540	5,715	4.25%, 11/15/2014	7,675	8,655
6.00%, 2/ 1/2038	8,267	8,528	4.00%, 8/15/2018	27,650	30,354
6.00%, 2/ 1/2038 (d)	6,879	7,097	3.75%, 11/15/2018	6,000	6,461
6.00%, 2/ 1/2038	5,171	5,335	6.00%, 2/15/2026	37,150	47,442
6.50%, 2/ 1/2038	2,502	2,609	6.75%, 8/15/2026	3,000	4,137
5.50%, 3/ 1/2038	10,009	10,253	6.13%, 8/15/2029	25	33
6.00%, 3/ 1/2038	2,164	2,232	4.50%, 2/15/2036	25,000	28,344

6.50%, 3/ 1/2038	2,267	2,365			142,693
5.50%, 4/ 1/2038	20,066	20,556

6.00%, 4/ 1/2038	7,069	7,293	TOTAL U.S. GOVERNMENT & GOVERNMENT
6.00%, 5/ 1/2038	2,349	2,424	AGENCY OBLIGATIONS	$ 1,178,647

6.00%, 5/ 1/2038	1,553	1,602	SHORT TERM INVESTMENTS (4.21%)
6.00%, 5/ 1/2038	1,631	1,682	Commercial Paper (4.21%)
6.50%, 5/ 1/2038	1,339	1,397	Investment in Joint Trading Account; HSBC
			Funding
6.00%, 8/ 1/2038	5,256	5,423	0.27%, 2/ 2/2009	$ 48,530 $	48,530
6.00%, 8/ 1/2038	4,103	4,233

		473,287

23

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

	Principal
			Sector	Percent

Amount		Value
(000's)		(000's)	Mortgage Securities	62.01%

			Financial	22.45%
SHORT TERM INVESTMENTS (continued)			Asset Backed Securities	8.39%
Commercial Paper (continued)			Communications	7.60%
Investment in Joint Trading Account;			Government	6.38%
Prudential Funding			Consumer, Non-cyclical	5.95%
0.27%, 2/ 2/2009	$ 48,530 $	48,530	Utilities	3.36%

			Energy	2.86%
		97,060	Consumer, Cyclical	2.20%

TOTAL SHORT TERM INVESTMENTS		$ 97,060	Industrial	1.91%
			Basic Materials	0.79%

Total Investments		$ 2,866,708	Technology	0.36%
Liabilities in Excess of Other Assets, Net - (24.40)%		(562,253)	Diversified	0.14%

			Liabilities in Excess of Other Assets, Net	(24.40%)

TOTAL NET ASSETS - 100.00%		$ 2,304,455	TOTAL NET ASSETS	100.00%

			Other Assets Summary (unaudited)

(a) Non-Income Producing Security			Asset Type	Percent

(b)	Market value is determined in accordance with procedures established in		Credit Default Swaps	0.10%
good faith by the Board of Directors. At the end of the period, the value of these securities totaled $4,724 or 0.20% of net assets.
(c) Security is Illiquid
(d) Variable Rate. Rate shown is in effect at January 31, 2009.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $155,748 or 6.76% of net assets.
(f) Security purchased on a when-issued basis.
(g)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $1,145 or 0.05% of net assets.
(h)	This Senior Floating Rate Note will settle after January 31, 2009, at which time the interest rate will be determined.
(i)	Security was purchased in a "to-be-announced" ("TBA") transaction.
See Notes to Financial Statements.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation		$ 35,731
Unrealized Depreciation		(589,311)

Net Unrealized Appreciation (Depreciation)		(553,580)
Cost for federal income tax purposes		3,420,288
All dollar amounts are shown in thousands (000's)

		24

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2009 (unaudited)

Credit Default Swaps

						Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty (Issuer)	Reference Entity	Protection	Fixed Rate	Date	Amount	(Depreciation)

Merrill Lynch	CDX.NA.IG.10	Sell	1.55%	06/20/2013 $	84,912	$ (2,189)
Morgan Stanley	CMBX.NA.AAA2	Buy	(0.07)%	03/15/2049	5,000	65

All dollar amounts are shown in thousands (000's)

Schedule of Investments
California Municipal Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (103.51%)			TAX-EXEMPT BONDS (continued)
California (103.18%)			California (continued)
Abag Finance Authority for Nonprofit Co			California State Department of Water
5.25%, 10/ 1/2026	$ 1,240 $	1,161	Resources FSA
Abag Finance Authority for Nonprofit Co ACA			5.00%, 12/ 1/2018	$ 1,660 $	1,757
5.70%, 11/ 1/2013	2,280	2,252	California State Department of Water
Baldwin Park Public Financing Authority/CA			Resources MBIA
4.63%, 8/ 1/2016	1,130	1,137	5.25%, 5/ 1/2015	1,675	1,811
Barstow Redevelopment Agency/CA MBIA			California State Enterprise Development
7.00%, 9/ 1/2014	895	1,042	Authority
			5.30%, 9/ 1/2047	1,200	806
7.00%, 9/ 1/2014	470	532	California State Public Works Board
Bay Area Governments Association XLCA			5.40%, 10/ 1/2022	3,000	3,003
5.25%, 9/ 1/2029	2,000	1,594	5.00%, 4/ 1/2023	4,200	4,254
Beverly Hills Unified School District/CA
0.00%, 8/ 1/2028 (a)(b)	2,000	637	5.50%, 6/ 1/2023	1,980	1,994
California County TOB Securitization Agency			5.00%, 6/ 1/2024	3,000	2,773
0.00%, 6/ 1/2028 (a)(c)	2,000	1,031	5.00%, 6/ 1/2025	1,750	1,590
5.13%, 6/ 1/2038	2,000	1,106	California Statewide Communities
			Development Authority
California Educational Facilities Authority			5.00%, 5/15/2020	1,000	855
0.30%, 10/ 1/2036	900	900
			6.25%, 8/ 1/2024 (b)	1,000	1,030
California Educational Facilities Authority
MBIA			5.20%, 12/ 1/2029	1,000	1,000
5.10%, 3/ 1/2014	2,000	2,023	5.13%, 4/ 1/2037 (e)(f)	1,500	899
California Health Facilities Financing			5.38%, 12/ 1/2037	1,000	690
Authority/CA			5.00%, 11/15/2043	5,985	4,821
6.50%, 10/ 1/2038	1,000	1,027	California Statewide Communities
California Housing Finance Agency			Development Authority CAL MTG INS
5.00%, 2/ 1/2028	3,000	2,407	6.25%, 8/15/2028	2,250	2,253
4.70%, 8/ 1/2036 (d)	3,150	2,277	California Statewide Communities
4.80%, 8/ 1/2036 (d)	2,500	1,810	Development Authority FNMA
4.88%, 8/ 1/2041 (d)	6,760	4,861	4.20%, 10/15/2018	1,480	1,579
4.75%, 8/ 1/2042 (d)	8,400	5,920	California Statewide Communities
			Development Authority MBIA
California Housing Finance Agency AMBAC			6.50%, 8/ 1/2012	1,675	1,804
5.10%, 2/ 1/2009	1,000	1,000
			Carson Redevelopment Agency MBIA
California Infrastructure & Economic			5.50%, 10/ 1/2016	1,000	1,110
Development Bank
5.50%, 10/ 1/2015	1,000	1,056	Chino Valley Unified School District FSA
			5.25%, 9/ 1/2013	1,240	1,323
0.30%, 12/ 1/2031	300	300
			Chula Vista Community Facilities District/CA
California Infrastructure & Economic			5.45%, 9/ 1/2036	1,000	652
Development Bank FGIC
5.00%, 8/15/2018	1,155	1,258	City of Alhambra CA MBIA
California Mobilehome Park Financing			6.13%, 9/ 2/2018	4,710	4,714
Authority/CA			City of Azusa CA
4.50%, 12/15/2036	1,000	537	6.00%, 9/ 1/2026	2,210	1,614
California Pollution Control Financing Authority			City of Burbank CA FSA
5.00%, 1/ 1/2022	2,000	1,501	5.25%, 5/ 1/2024	3,155	3,205
5.00%, 7/ 1/2027	5,500	3,858	City of Chula Vista CA MBIA
California Pollution Control Financing			5.00%, 8/ 1/2027	3,000	2,702
Authority AMBAC			City of Hawthorne CA
5.85%, 6/ 1/2021	2,500	2,479	4.60%, 9/ 1/2021	1,000	697
California Rural Home Mortgage Financing			5.00%, 9/ 1/2030	5,000	3,140
Authority GNMA/FNMA/FHLMC			City of Los Angeles CA AMBAC
5.40%, 12/ 1/2036	985	920	5.00%, 3/ 1/2022	1,445	1,489
California State Department of Veterans			City of Los Angeles CA GNMA
Affairs/CA			6.25%, 9/20/2039	1,000	995
5.15%, 12/ 1/2027	2,000	1,675

Schedule of Investments
California Municipal Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
California (continued)			California (continued)
City of Modesto CA			Foothill Eastern Transportation Corridor
5.15%, 9/ 1/2036	$ 1,000 $	615	Agency/CA (continued)
City of Oceanside CA AMBAC			0.00%, 1/15/2036 (a)	$ 10,000 $	817
5.25%, 4/ 1/2016	1,575	1,730	0.00%, 1/15/2037 (a)	10,000	745
5.25%, 4/ 1/2018	1,500	1,514	0.00%, 1/15/2038 (a)	9,000	607
City of Pacifica CA AMBAC			Fresno Joint Powers Financing Authority FSA
5.00%, 10/ 1/2024	1,090	1,103	5.75%, 6/ 1/2026	2,000	2,042
City of Pasadena CA			Gilroy Unified School District/CA ASSURED
5.00%, 2/ 1/2033	2,000	1,885	GTY
City of Redding CA MBIA			5.00%, 4/ 1/2039	4,000	3,521
9.86%, 7/ 1/2022	2,135	2,800	Golden Valley Unified School District/CA FSA
City of Riverside CA MBIA			5.00%, 8/ 1/2041	3,555	3,364
5.50%, 9/ 1/2013	1,100	1,139	Golden West Schools Financing Authority
City of Sacramento CA			MBIA
5.00%, 9/ 2/2020	1,020	773	5.65%, 2/ 1/2012	685	759
City of San Jose CA AMBAC			Gonzales Redevelopment Agency/CA
5.00%, 3/ 1/2037	5,000	3,833	4.63%, 8/ 1/2011	1,000	966
City of San Jose CA FNMA			Hesperia Public Financing Authority/CA XLCA
5.88%, 3/ 1/2033	1,000	961	5.00%, 9/ 1/2037	2,775	2,163
City of Santa Clara CA			Hesperia Unified School District/CA
0.30%, 7/ 1/2034	300	300	5.00%, 9/ 1/2030	1,065	678
City of Santa Rosa CA FHA			Hi-Desert Memorial Health Care District/CA
6.70%, 12/ 1/2024	3,960	3,965	5.50%, 10/ 1/2015	1,000	914
Coachella Redevelopment Agency			Highland Redevelopment Agency/CA AMBAC
5.88%, 12/ 1/2028	2,000	1,485	5.00%, 12/ 1/2028	3,000	2,658
Contra Costa Community College District			Huntington Beach Union High School
MBIA			District/CA FSA
5.00%, 8/ 1/2029	3,000	2,977	5.00%, 8/ 1/2029	2,000	1,972
Contra Costa Water District FSA			Imperial CA FGIC
5.00%, 10/ 1/2018	1,520	1,604	5.00%, 10/15/2020	1,250	1,224
County of Alameda CA MBIA			Imperial Irrigation District/CA AMBAC
5.38%, 6/ 1/2009	135	137	5.50%, 7/ 1/2029	1,000	990
County of Riverside CA FGIC			Indio Redevelopment Agency/CA
5.00%, 11/ 1/2025	1,160	1,162	5.63%, 8/15/2035	2,605	2,254
Desert Hot Springs Redevelopment Agency			Irvine CA
Tax Allocation/CA			5.00%, 9/ 2/2026	1,285	922
5.60%, 9/ 1/2038	2,000	1,516	5.00%, 9/ 2/2029	1,500	1,035
Dinuba Financing Authority/CA			Irvine Public Facilities & Infrastructure
5.38%, 9/ 1/2038	1,000	637	Authority/CA AMBAC
Eastern Municipal Water District/CA			5.00%, 9/ 2/2020	1,455	1,375
5.20%, 9/ 1/2037	750	459	5.00%, 9/ 2/2021	3,630	3,342
Emeryville Public Financing Authority/CA			5.00%, 9/ 2/2023	2,000	1,755
MBIA			Irvine Unified School District/CA
5.25%, 9/ 1/2015	1,265	1,375	5.00%, 9/ 1/2026	2,600	1,876
5.25%, 9/ 1/2017	1,400	1,522	La Canada Unified School District MBIA
Fontana Redevelopment Agency/CA MBIA			5.50%, 8/ 1/2028	1,825	1,862
5.20%, 9/ 1/2030	1,000	891	La Quinta Financing Authority AMBAC
Foothill Eastern Transportation Corridor			5.25%, 9/ 1/2024	1,000	963
Agency/CA			La Verne Public Financing Authority
0.00%, 1/15/2026 (a)(c)	9,000	7,943	7.25%, 9/ 1/2026	1,500	1,364
0.00%, 1/15/2030 (a)	20,000	2,940	Lake Elsinore Public Financing Authority/CA
0.00%, 1/15/2032 (a)	10,000	1,198	5.80%, 9/ 2/2015	1,385	1,298
0.00%, 1/15/2033 (a)	10,000	1,092	Loma Linda CA
0.00%, 1/15/2034 (a)	10,000	996	5.00%, 12/ 1/2022	1,000	767

Schedule of Investments
California Municipal Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
California (continued)			California (continued)
Long Beach Bond Finance Authority AMBAC			Sacramento County Public Financing Authority
5.25%, 11/ 1/2013	$ 1,080 $	1,165	ASSURED GTY
5.00%, 8/ 1/2022	410	385	5.00%, 12/ 1/2038	$ 3,000 $	2,646
Los Angeles Community Redevelopment			Sacramento Municipal Utility District FSA
Agency/CA MBIA			5.00%, 8/15/2024	2,000	2,030
5.40%, 7/ 1/2024	2,500	2,343	Saddleback Valley Unified School District/CA
Los Angeles Department of Airports			FSA
5.13%, 5/15/2033	1,230	1,142	5.00%, 8/ 1/2029	4,000	3,944
Los Angeles Department of Water & Power			Salinas Valley Solid Waste Authority/CA
5.38%, 7/ 1/2038 (b)	1,000	1,004	AMBAC
			5.25%, 8/ 1/2027	1,975	1,706
Los Angeles State Building Authority/CA
MBIA			5.25%, 8/ 1/2031	2,000	1,659
5.63%, 5/ 1/2011	1,500	1,535	San Bernardino Redevelopment Agency
Metropolitan Water District of Southern			RADIAN
California			5.00%, 9/ 1/2018	1,565	1,447
0.25%, 7/ 1/2035	500	500	San Diego Redevelopment Agency/CA
5.00%, 1/ 1/2039	3,000	2,932	6.40%, 9/ 1/2019	1,000	891
Morongo Band of Mission Indians			San Francisco City & County Airports
5.50%, 3/ 1/2018 (e)(f)	1,425	1,174	Commission FSA-CR FGIC
			5.00%, 5/ 1/2030	4,000	3,298
6.50%, 3/ 1/2028 (e)(f)	1,825	1,379
			San Francisco City & County Airports
Needles Public Utility Authority/CA			Commission MBIA
6.50%, 2/ 1/2022	2,785	2,369	5.25%, 5/ 1/2026	4,000	3,497
Oceanside Community Facilities District/CA			San Jose Financing Authority MBIA
5.50%, 9/ 1/2029	1,485	1,033	5.00%, 9/ 1/2016	1,200	1,277
Ontario Redevelopment Financing			San Juan Unified School District/CA MBIA
Authority/CA AMBAC			5.00%, 8/ 1/2027	3,780	3,794
5.50%, 8/ 1/2016	1,055	1,148
			Santa Maria Redevelopment Agency/CA
Ontario Redevelopment Financing			AMBAC
Authority/CA MBIA			5.25%, 6/ 1/2015	1,085	1,196
5.25%, 8/ 1/2016	1,060	1,133
			Sierra View Local Health Care District/CA
Orange County Public Financing Authority/CA			5.25%, 7/ 1/2032	1,500	1,116
AMBAC
5.38%, 6/ 1/2016	1,000	1,102	South Gate Public Financing Authority
			AMBAC
Oxnard Harbor District/CA			5.25%, 9/ 1/2022	2,090	2,009
5.75%, 8/ 1/2020	1,200	1,119
			South Gate Public Financing Authority XLCA
Palm Desert Financing Authority MBIA			5.00%, 9/ 1/2016	2,075	2,147
5.00%, 8/ 1/2022	1,280	1,201
			South Tahoe Redevelopment Agency/CA
Perris Public Financing Authority/CA			5.00%, 10/ 1/2031	1,000	630
5.30%, 10/ 1/2026	2,805	1,960
			Southern California Logistics Airport
Pomona Public Financing Authority MBIA			Authority/CA
5.00%, 2/ 1/2021	5,000	5,063	6.15%, 12/ 1/2043	1,900	1,541
Pomona Unified School District/CA MBIA			Stanton CA AMBAC
6.15%, 8/ 1/2030	1,000	1,009	5.63%, 8/ 1/2029	850	856
Port of Oakland FGIC			State of California
5.75%, 11/ 1/2029	5,000	4,492	4.60%, 12/ 1/2032 (d)	10,650	7,623
Poway Redevelopment Agency/CA AMBAC			5.70%, 12/ 1/2032	1,280	1,097
5.38%, 6/15/2019	1,000	1,004	Stockton-East Water District/CA FGIC
Riverside County Public Financing Authority			5.25%, 4/ 1/2022	1,780	1,716
5.80%, 5/15/2029	2,100	1,616	Sunnyvale CA AMBAC
Rocklin Unified School District/CA FGIC			5.50%, 10/ 1/2014	1,000	1,051
0.00%, 8/ 1/2019 (a)	1,360	779	5.50%, 10/ 1/2016	1,000	1,037
0.00%, 8/ 1/2020 (a)	1,415	767	Sweetwater Union High School District FSA
0.00%, 8/ 1/2023 (a)	1,225	525	5.00%, 8/ 1/2029	2,000	1,967

Schedule of Investments
California Municipal Fund
January 31, 2009 (unaudited)

	Principal		(a) Non-Income Producing Security
	Amount	Value	(b) Security purchased on a when-issued basis.
	(000's)	(000's)	(c) Variable Rate. Rate shown is in effect at January 31, 2009.

TAX-EXEMPT BONDS (continued)			(d)	Security or portion of underlying security related to Inverse Floaters
			entered into by the Fund. See notes.
California (continued)			(e) Security is Illiquid
Sweetwater Union High School District MBIA			(f)	Security exempt from registration under Rule 144A of the Securities Act
5.00%, 9/ 1/2020	$ 1,225 $	1,202	of 1933. These securities may be resold in transactions exempt from
Temecula Redevelopment Agency/CA MBIA			registration, normally to qualified institutional buyers. Unless otherwise
5.25%, 8/ 1/2036	3,270	2,809	indicated, these securities are not considered illiquid. At the end of the
Tobacco Securitization Authority of Northern			period, the value of these securities totaled $3,452 or 1.15% of net
California/CA			assets.
5.38%, 6/ 1/2038	10,000	5,768	(g)	Floating rate securities. The interest rate(s) shown reflect the rates in
5.50%, 6/ 1/2045	9,080	5,174	effect at January 31, 2009.

Tobacco Securitization Authority of Southern			Unrealized Appreciation (Depreciation)
California/CA
5.00%, 6/ 1/2037	3,000	1,640	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
			of investments held by the fund as of the period end were as follows:
5.13%, 6/ 1/2046	10,000	5,317

Torrance CA			Unrealized Appreciation	$ 3,831
6.00%, 6/ 1/2022	1,000	1,014	Unrealized Depreciation	(54,723)

Tracy Area Public Facilities Financing Agency
MBIA			Net Unrealized Appreciation (Depreciation)	(50,892)
5.88%, 10/ 1/2013	985	989	Cost for federal income tax purposes	349,012
Turlock CA			All dollar amounts are shown in thousands (000's)
5.13%, 10/15/2031	1,000	603
5.38%, 10/15/2034	1,900	1,151	Portfolio Summary (unaudited)

5.13%, 10/15/2037	1,000	572	Sector	Percent

Tustin Community Facilities District			Insured	51.28%
5.38%, 9/ 1/2029	1,000	702	Revenue	37.29%
Walnut Public Financing Authority/CA			Revenue - Special Tax	6.66%
			Tax Allocation	3.23%
AMBAC			General Obligation	3.10%
5.38%, 9/ 1/2022	2,305	2,315	Prerefunded	1.32%

		310,956	Certificate Participation	0.63%

			Liability for Floating Rate Notes Issued	(4.59%)
Virgin Islands (0.33%)			Other Assets in Excess of Liabilities, Net	1.08%

Virgin Islands Public Finance Authority			TOTAL NET ASSETS	100.00%

6.38%, 10/ 1/2019	1,000	1,006

TOTAL TAX-EXEMPT BONDS	$ 311,962

Total Investments		311,962
LIABILITY FOR FLOATING RATE NOTES ISSUED IN
CONJUNCTION WITH SECURITIES HELD (-4.59%)
Notes with interest rates ranging from 0.56%
to 2.56% at January 31, 2009 and
contractual maturity of collateral from
2013 to 2042. (g)	(13,842)	(13,842)

Total Net Investments	$ 298,120
Other Assets in Excess of Liabilities, Net - 1.08%		3,255

TOTAL NET ASSETS - 100.00%	$ 301,375

Schedule of Investments
Core Plus Bond Fund I
January 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

CONVERTIBLE PREFERRED STOCKS (1.27%)			BONDS (continued)
Diversified Banking Institutions (0.44%)			Diversified Banking Institutions (continued)
Bank of America Corp	3,800 $	1,917	JP Morgan Chase & Co (continued)
Citigroup Inc	3,400	52	7.90%, 4/29/2049 (b)	$ 2,100 $	1,596

		1,969	Morgan Stanley

			1.65%, 1/ 9/2012 (b)	13,000	10,778
Regional Banks (0.83%)			1.23%, 6/20/2012 (b)	6,700	6,715
Wells Fargo & Co	5,800	3,695	1.70%, 1/ 9/2014 (b)	1,200	871

TOTAL CONVERTIBLE PREFERRED STOCKS	$ 5,664				36,290

	Principal		Diversified Financial Services (0.16%)
	Amount	Value	Citigroup Capital XXI

	(000's)	(000's)	8.30%, 12/21/2057	500	259

BONDS (26.26%)			General Electric Capital Corp
Asset Backed Securities (0.02%)			6.88%, 1/10/2039	500	443

Massachusetts Educational Financing Authority					702

2.11%, 4/25/2038 (a)(b)	$ 95	77
South Carolina Student Loan Corp			Electric - Integrated (0.79%)
2.70%, 9/ 2/2014 (a)(b)	25	24	Duke Energy Carolinas LLC

		101	5.75%, 11/15/2013	2,300	2,462

			EDF
Automobile Sequential (0.20%)			5.50%, 1/26/2014 (c)	500	519
Capital Auto Receivables Asset Trust			6.50%, 1/26/2019 (c)	500	519

1.78%, 10/15/2012 (b)	1,000	878			3,500

Commercial Banks (0.67%)			Finance - Commercial (1.90%)
American Express Centurion Bank			Caterpillar Financial Services Corp
5.55%, 10/17/2012	1,300	1,249	7.05%, 10/ 1/2018	5,390	5,602
Marshall & Ilsley Corp			CIT Group Inc
5.35%, 4/ 1/2011	900	883	1.69%, 3/22/2010 (b)	300	252
Regions Bank/Birmingham AL			3.48%, 11/ 3/2010 (b)	400	339
7.50%, 5/15/2018	950	842	1.40%, 4/27/2011 (b)	2,400	1,892

		2,974	12.00%, 12/18/2018 (c)	500	365

Credit Card Asset Backed Securities (1.19%)					8,450

American Express Credit Account Master Trust			Finance - Consumer Loans (0.56%)
0.37%, 2/15/2013 (b)	5,600	5,278	SLM Corp
			4.00%, 1/15/2010	2,200	2,106
Diversified Banking Institutions (8.16%)			4.50%, 7/26/2010	400	372

Bank of America Corp					2,478

8.00%, 12/29/2049 (b)	3,200	1,695
8.13%, 12/29/2049 (b)	2,000	1,038	Finance - Credit Card (0.64%)
Citigroup Inc			American Express Credit Corp
2.39%, 5/18/2010 (b)	500	461	1.80%, 5/27/2010 (b)	500	467
7.25%, 10/ 1/2010	900	874	0.63%, 12/ 2/2010 (b)	2,700	2,401

6.00%, 2/21/2012	700	666			2,868

5.50%, 8/27/2012	400	368	Finance - Investment Banker & Broker (2.15%)
5.63%, 8/27/2012	600	534	Citigroup Funding Inc
6.50%, 8/19/2013	5,000	4,778	3.56%, 5/ 7/2010 (b)	700	657
2.46%, 6/ 9/2016 (b)	300	195	Merrill Lynch & Co Inc
8.40%, 4/29/2049	7,400	2,703	2.22%, 8/14/2009 (b)	1,200	1,179
Goldman Sachs Group Inc/The			3.08%, 2/ 5/2010 (b)	800	774
6.88%, 1/15/2011	800	808	1.36%, 7/25/2011 (b)	2,200	1,971
5.25%, 10/15/2013	1,500	1,407	2.43%, 6/ 5/2012 (b)	4,200	3,615
JP Morgan Chase & Co
6.00%, 1/15/2018	800	803

Schedule of Investments
Core Plus Bond Fund I
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Finance - Investment Banker & Broker			Mortgage Backed Securities (continued)
(continued)			Mastr Reperforming Loan Trust
Morgan Stanley			7.00%, 8/25/2034 (c)	$ 304 $	291
5.30%, 3/ 1/2013	$ 1,500 $	1,381	Wachovia Bank Commercial Mortgage Trust

		9,577	5.42%, 1/15/2045	200	143

Finance - Leasing Company (0.73%)					4,308

International Lease Finance Corp			Multi-Line Insurance (0.57%)
4.38%, 11/ 1/2009	100	92	American International Group Inc
2.37%, 5/24/2010 (b)	1,000	829	4.95%, 3/20/2012	1,000	845
5.75%, 6/15/2011	3,000	2,329	8.25%, 8/15/2018 (c)	1,000	819

		3,250	8.18%, 5/15/2058 (b)(c)	2,300	854

Finance - Mortgage Loan/Banker (0.08%)					2,518

Countrywide Home Loans Inc			Non-Ferrous Metals (0.16%)
4.13%, 9/15/2009	200	199	Corp Nacional del Cobre de Chile - CODELCO
SLM Student Loan Trust			7.50%, 1/15/2019 (c)	700	706
1.20%, 4/25/2017 (b)	75	73
1.66%, 10/25/2017 (b)	100	91	Oil Company - Integrated (0.47%)

		363	Petroleos Mexicanos

Insurance Brokers (0.54%)			8.00%, 5/ 3/2019 (c)(d)	2,100	2,095

Marsh & McLennan Cos Inc			Pipelines (0.05%)
7.13%, 6/15/2009	2,400	2,396
			TransCanada Pipelines Ltd
Life & Health Insurance (2.06%)			7.63%, 1/15/2039	200	208

ASIF II			Regional Banks (1.05%)
5.75%, 2/16/2009	1,530	1,527
			JP Morgan Chase Bank NA
ASIF III Jersey Ltd			2.33%, 6/13/2016 (b)	3,500	2,630
5.50%, 3/ 7/2011	6,800	6,876
			Keycorp
Prudential Financial Inc			5.16%, 11/22/2010	900	864
5.66%, 6/10/2013 (b)	1,000	779

			6.50%, 5/14/2013	800	770
		9,182

			USB Capital IX
Money Center Banks (0.17%)			6.19%, 4/15/2049 (b)	800	336
Bank of Scotland PLC			Wells Fargo & Co
2.25%, 12/ 8/2010 (b)(c)	600	554	7.98%, 2/28/2049 (b)	100	62

National Westminster Bank PLC					4,662

7.38%, 10/ 1/2009	200	197

		751	Reinsurance (0.97%)

			Reinsurance Group of America Inc
Mortgage Backed Securities (0.97%)			6.75%, 12/15/2011	5,050	4,329
Banc of America Funding Corp
4.03%, 6/25/2034 (b)	385	320	Schools (1.43%)
Bear Stearns Adjustable Rate Mortgage Trust			Duke University
4.76%, 12/25/2035 (b)	628	524	4.20%, 4/ 1/2014	1,800	1,836
Bear Stearns Commercial Mortgage Securities			5.15%, 4/ 1/2019	1,400	1,440
5.59%, 6/11/2040 (b)	2,644	2,520	President and Fellows of Harvard College
5.70%, 6/11/2050	200	145	6.00%, 1/15/2019 (c)	500	538
Fannie Mae Grantor Trust			6.50%, 1/15/2039 (c)	2,400	2,535

7.50%, 6/25/2030	31	32			6,349

7.50%, 7/25/2042	48	51
			Sovereign (0.04%)
Freddie Mac
0.48%, 8/15/2019 (b)	71	70	United Mexican States
			5.95%, 3/19/2019	200	195
GSMPS Mortgage Loan Trust
7.50%, 6/19/2032 (c)	222	212

Schedule of Investments
Core Plus Bond Fund I
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Special Purpose Entity (0.21%)			OBLIGATIONS (continued)
Goldman Sachs Capital II			Federal National Mortgage Association (FNMA)
5.79%, 12/29/2049 (b)	$ 2,600 $	934	(continued)
			5.50%, 5/ 1/2037	$ 988 $	1,012
Tobacco (0.32%)			6.00%, 5/ 1/2037	10,000	10,317
UST Inc			6.00%, 5/ 1/2037	27,291	28,156
5.75%, 3/ 1/2018	1,700	1,419	6.00%, 6/ 1/2037	21	22

TOTAL BONDS	$ 116,761		6.00%, 6/ 1/2037	6,303	6,503

			6.00%, 7/ 1/2037	659	679
TAX-EXEMPT BONDS (0.88%)			6.00%, 9/ 1/2037	706	729
California (0.88%)			6.00%, 9/ 1/2037	19	19
California Educational Facilities Authority
Claremont Mckenna College			6.00%, 9/ 1/2037	824	850
5.00%, 1/ 1/2039	4,100	3,904	6.00%, 10/ 1/2037	4,466	4,607

TOTAL TAX-EXEMPT BONDS	$ 3,904		6.00%, 10/ 1/2037	24	25

			6.00%, 10/ 1/2037	792	817
U.S. GOVERNMENT & GOVERNMENT AGENCY			5.50%, 11/ 1/2037	851	872
OBLIGATIONS (47.18%)
Federal Home Loan Bank (7.53%)			5.50%, 11/ 1/2037	942	965
0.10%, 2/ 2/2009 (e)	1,200	1,200	6.00%, 11/ 1/2037	180	186
0.10%, 2/ 6/2009 (e)	9,400	9,400	5.50%, 12/ 1/2037	837	858
0.18%, 2/13/2009 (e)	1,200	1,200	5.50%, 12/ 1/2037	973	997
0.18%, 2/27/2009 (e)	21,700	21,698	5.50%, 1/ 1/2038	998	1,022

		33,498	5.50%, 1/ 1/2038	960	983

			6.00%, 1/ 1/2038	24	24
Federal Home Loan Mortgage Corporation
(FHLMC) (5.47%)			6.00%, 1/ 1/2038	23	23
0.27%, 3/13/2009 (e)	17,300	17,296	5.50%, 2/ 1/2038	945	968
5.00%, 6/ 1/2038	5,971	6,069	6.00%, 2/ 1/2038	25	26
4.70%, 6/ 1/2035 (b)	972	978	5.50%, 3/ 1/2038	937	960

		24,343	6.00%, 3/ 1/2038	932	961

			5.50%, 6/ 1/2038	72	74
Federal National Mortgage Association (FNMA) (30.48%)
5.00%, 2/ 1/2039 (f)	25,000	25,414	5.50%, 6/ 1/2038	2,000	2,049
5.00%, 6/ 1/2035	2,118	2,159	5.50%, 7/ 1/2038	80	82
4.62%, 8/ 1/2035 (b)	955	968	6.00%, 7/ 1/2038	24	25
5.08%, 9/ 1/2035 (b)	861	875	6.00%, 7/ 1/2038	313	323
5.50%, 2/ 1/2036	989	1,014	5.50%, 8/ 1/2038	1,000	1,024
6.00%, 4/ 1/2036	1,855	1,914	6.00%, 8/ 1/2038	908	937
6.00%, 4/ 1/2036	9,842	10,155	6.00%, 8/ 1/2038	113	116
5.50%, 6/ 1/2036	971	995	6.00%, 8/ 1/2038	70	72
6.00%, 6/ 1/2036	1,000	1,032	5.50%, 9/ 1/2038	954	978
6.00%, 8/ 1/2036	19	19	5.50%, 10/ 1/2038	72	74
6.00%, 8/ 1/2036	187	193	5.50%, 10/ 1/2038	1,890	1,936
6.00%, 9/ 1/2036	3,000	3,096	6.00%, 10/ 1/2038	947	977
6.00%, 10/ 1/2036	21	21	6.00%, 10/ 1/2038	302	311
6.00%, 10/ 1/2036	20	21	6.00%, 11/ 1/2038	152	156
6.00%, 11/ 1/2036	678	700	5.50%, 1/ 1/2039	1,506	1,543

6.00%, 11/ 1/2036	27	28			135,513

5.50%, 1/ 1/2037	2,000	2,049	U.S. Treasury Inflation-Indexed Obligations (3.70%)
6.00%, 1/ 1/2037	232	239	0.88%, 4/15/2010	561	545
5.50%, 2/ 1/2037	72	74	3.50%, 1/15/2011	1,098	1,123
6.00%, 2/ 1/2037	10,000	10,319	3.00%, 7/15/2012	2,127	2,203
5.50%, 3/ 1/2037	947	970	1.88%, 7/15/2013	116	115
			2.00%, 7/15/2014	338	336

Schedule of Investments
Core Plus Bond Fund I
January 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

	Principal
			Sector	Percent

	Amount	Value
	(000's)	(000's)	Mortgage Securities	73.86%

			Financial	21.86%
U.S. GOVERNMENT & GOVERNMENT AGENCY			Government	3.75%
OBLIGATIONS (continued)			Consumer, Non-cyclical	1.75%
U.S. Treasury Inflation-Indexed Obligations			Asset Backed Securities	1.44%
(continued)			Revenue	0.88%
1.63%, 1/15/2015	$ 1,446 $	1,402	Utilities	0.79%
2.38%, 1/15/2017	1,053	1,074	Energy	0.52%
2.63%, 7/15/2017	102	107	Basic Materials	0.16%
			Liabilities in Excess of Other Assets, Net	(5.01%)

2.38%, 1/15/2025	6,085	5,949	TOTAL NET ASSETS	100.00%

1.75%, 1/15/2028	1,927	1,715
2.50%, 1/15/2029	1,880	1,893	Other Assets Summary (unaudited)

		16,462	Asset Type	Percent

			Futures	31.32%
TOTAL U.S. GOVERNMENT & GOVERNMENT			Currency Contracts	2.10%
AGENCY OBLIGATIONS	$ 209,816		Options	0.02%

REPURCHASE AGREEMENTS (29.42%)			Interest Rate Swaptions	0.01%
Mortgage Backed Securities (29.42%)			Credit Default Swaps	0.01%
United States Agency Repurchase
Agreement; 0.30% dated 1/29/2009
maturing 2/02/2009 (collateralized by
Sovereign Agency Issues; $132,458,000;
0.00% - 4.50%; dated 12/31/09 -
01/15/13)	$ 130,800 $	130,800

TOTAL REPURCHASE AGREEMENTS	$ 130,800

Total Investments	$ 466,945
Liabilities in Excess of Other Assets, Net - (5.01)%		(22,269)

TOTAL NET ASSETS - 100.00%	$ 444,676

(a)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $97 or 0.02% of net assets.
(b)	Variable Rate. Rate shown is in effect at January 31, 2009.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $10,007 or 2.25% of net assets.
(d)	Security purchased on a when-issued basis.
(e) Rate shown is the discount rate.
(f)	Security was purchased in a "to-be-announced" ("TBA") transaction.
See Notes to Financial Statements.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 5,048
Unrealized Depreciation		(5,625)

Net Unrealized Appreciation (Depreciation)		(577)
Cost for federal income tax purposes		467,522
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Core Plus Bond Fund I
January 31, 2009 (unaudited)

			Foreign Currency Contracts
						Net Unrealized
Foreign Currency	Delivery	Contracts				Appreciation
Purchase Contracts	Date	to Accept	In Exchange For		Value	(Depreciation)

Euro	2/13/2009	360,300		$473	$461	$(12)

						Net Unrealized
Foreign Currency	Delivery	Contracts				Appreciation
Sale Contracts	Date	to Deliver	In Exchange For		Value	(Depreciation)

Euro	2/13/2008	6,903,000	$9,129		$8,837	$292
Japanese Yen	3/5/2009	3,135,732		35	35		-

All dollar amounts are shown in thousands (000's)

Futures Contracts

						Current		Unrealized
					Original	Market		Appreciation/
Type			Buy/Sell	Contracts	Value	Value	(Depreciation)

Eurodollar; March 2009			Buy	38	$ 9,405	$ 9,381 $		(24)
US 10 Year Note; March 2009			Buy	1,031	129,253		126,474	(2,779)
US 2 Year Note; March 2009			Buy	6	1,301		1,306	5
US 5 Year Note; March 2009			Buy	18	2,135		2,127	(8)
All dollar amounts are shown in thousands (000's)

Credit Default Swaps

								Unrealized
				Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty (Issuer)	Reference Entity			Protection	Fixed Rate	Date	Amount	(Depreciation)

Deutsche Bank AG	General Electric Capital Corp; 5.63%; 09/15/2017			Sell	4.75%	12/20/2013 $	100	$ 3
Deutsche Bank AG	General Electric Capital Corp; 5.63%; 09/15/2017			Sell	4.30%	12/20/2013	300	2
Deutsche Bank AG	General Electric Capital Corp; 5.63%; 09/15/2017			Sell	4.23%	12/20/2013	800	5
Deutsche Bank AG	General Electric Capital Corp; 5.63%; 09/15/2017			Sell	4.90%	12/20/2013	300	10
Deutsche Bank AG	United Mexican States; 7.50%; 04/08/2033			Sell	2.85%	12/20/2009	1,000	3

All dollar amounts are shown in thousands (000's)
Written options outstanding as of January 31, 2009:
Options

				Exercise	Expiration
Description (Security Description)				Price	Date	Contracts	Premium	Value

Put - Euro Dollar Future; March 2009				$ 98.00	03/16/2009	14	$ 4	$ (1)
Put - Euro Dollar Future; March 2009				98.50	03/16/2009	30	5	(8)
Put - Euro Dollar Future; March 2009				98.25	03/16/2009	10	4	(1)
Put - Euro Dollar Future; March 2009				98.88	03/16/2009	28	6	(17)
Put - Fannie Mae TBA; 5.0%;
03/12/2039 (a)				101.00	02/26/2009	1,000,000	3	(4)
Put - US Treasury 10 Year Note
Future; December 2009				124.00	02/20/2009	13	16	(28)
Put - US Treasury 5 Year Note Future;
March 2009				118.00	02/20/2009	33	19	(21)

Interest Rate Swaptions

			Floating Rate Pay/Receive	Exercise	Expiration	Notional
Description (Security Description) Counterparty (Issuer)		Index	Floating Rate	Rate	Date	Amount	Premium	Value

3 Month LIBOR	Deutsche Bank AG		3 Month LIBOR Receive	2.75%	05/22/2009 $	1,500	$ 10	$ 19

Schedule of Investments
Core Plus Bond Fund I
January 31, 2009 (unaudited)
Interest Rate Swaptions (continued)

		Floating Rate Pay/Receive		Exercise	Expiration	Notional
Description (Security Description)	Counterparty (Issuer)	Index	Floating Rate	Rate	Date	Amount	Premium	Value

3 Month LIBOR	Deutsche Bank AG	3 Month LIBOR	Receive	1.80%	04/27/2009 $	2,500 $	13	$ 3
3 Month LIBOR	Deutsche Bank AG	3 Month LIBOR	Receive	3.50	04/27/2009	2,500	13	17
3 Month LIBOR	Deutsche Bank AG	3 Month LIBOR	Receive	2.00	07/27/2009	2,000	9	13

All dollar amounts are shown in thousands (000's)

Schedule of Investments
Disciplined LargeCap Blend Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.70%)			COMMON STOCKS (continued)
Aerospace & Defense (2.34%)			Commercial Banks (continued)
General Dynamics Corp	236,037 $	13,391	BB&T Corp	257,443 $	5,095
Lockheed Martin Corp	188,949	15,501	Cullen/Frost Bankers Inc	57,564	2,520

Raytheon Co	264,467	13,387			11,631

		42,279	Commercial Services - Finance (1.37%)

Aerospace & Defense Equipment (1.45%)			Equifax Inc	251,178	6,209
Goodrich Corp	143,996	5,567	Mastercard Inc	82,003	11,134
United Technologies Corp	431,079	20,687	Western Union Co/The	545,898	7,457

		26,254			24,800

Agricultural Chemicals (1.06%)			Computer Aided Design (0.15%)
Monsanto Co	251,145	19,102	ANSYS Inc (a)	110,121	2,738

Agricultural Operations (0.59%)			Computer Services (0.17%)
Archer-Daniels-Midland Co	387,749	10,617	Accenture Ltd	94,620	2,986

Airlines (0.13%)			Computers (4.97%)
Southwest Airlines Co	337,220	2,371	Apple Inc (a)	269,436	24,284
			Hewlett-Packard Co	825,747	28,695
Apparel Manufacturers (0.30%)			IBM Corp	401,763	36,822

VF Corp	98,025	5,491			89,801

Applications Software (1.59%)			Computers - Integrated Systems (0.20%)
Compuware Corp (a)	330,922	2,151	Brocade Communications Systems Inc (a)	959,299	3,655
Microsoft Corp	1,554,989	26,590

		28,741	Consumer Products - Miscellaneous (0.74%)

			Clorox Co	75,791	3,801
Athletic Footwear (0.46%)			Kimberly-Clark Corp	186,900	9,620

NIKE Inc	183,413	8,299			13,421

Beverages - Non-Alcoholic (2.02%)			Containers - Metal & Glass (0.15%)
Coca-Cola Co/The	502,873	21,483	Crown Holdings Inc (a)	149,156	2,797
Pepsi Bottling Group Inc	132,192	2,550
PepsiCo Inc	248,708	12,492	Containers - Paper & Plastic (0.46%)

		36,525	Bemis Co Inc	198,404	4,478

			Pactiv Corp (a)	176,160	3,809

Broadcasting Services & Programming (0.16%)					8,287

Scripps Networks Interactive	133,905	2,875
			Cosmetics & Toiletries (2.57%)
Cable/Satellite TV (1.26%)			Colgate-Palmolive Co	41,798	2,718
Comcast Corp - Class A	898,721	13,166	Procter & Gamble Co	804,109	43,824

DIRECTV Group Inc/The (a)	441,470	9,668			46,542

		22,834	Diversified Banking Institutions (2.49%)

Chemicals - Diversified (0.29%)			Bank of America Corp	569,022	3,744
FMC Corp	117,877	5,260	Goldman Sachs Group Inc/The	160,004	12,917
			JP Morgan Chase & Co	1,111,074	28,344

Coal (0.46%)					45,005

Peabody Energy Corp	331,646	8,291
			Diversified Manufacturing Operations (2.38%)
Coatings & Paint (0.29%)			3M Co	54,648	2,939
Sherwin-Williams Co/The	108,651	5,188	General Electric Co (b)	2,254,246	27,344
			Honeywell International Inc	388,315	12,741

Commercial Banks (0.64%)					43,024

Bank of Hawaii Corp	111,964	4,016

Schedule of Investments
Disciplined LargeCap Blend Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (4.00%)			Food - Miscellaneous/Diversified (continued)
CMS Energy Corp	891,253 $	10,472	Kraft Foods Inc	152,041 $	4,265

Consolidated Edison Inc	152,813	6,227			29,541

DTE Energy Co	263,750	9,099	Food - Retail (0.45%)
Hawaiian Electric Industries Inc	233,682	5,066	Kroger Co/The	255,702	5,753
Integrys Energy Group Inc	90,358	3,773	SUPERVALU Inc	138,230	2,425

Northeast Utilities	306,662	7,299			8,178

NSTAR	75,475	2,553
PG&E Corp	334,688	12,942	Gas - Distribution (0.65%)
Southern Co	447,515	14,969	Atmos Energy Corp	204,254	5,014

		72,400	UGI Corp	111,739	2,835

			Vectren Corp	153,961	3,971

Electric Products - Miscellaneous (0.27%)					11,820

AMETEK Inc	154,333	4,932
			Human Resources (0.12%)
Electronic Components - Semiconductors (1.62%)			Hewitt Associates Inc (a)	76,377	2,168
Altera Corp	418,195	6,432
Intel Corp	1,196,732	15,438	Insurance Brokers (0.45%)
QLogic Corp (a)	648,314	7,339	Aon Corp	220,941	8,186

		29,209	Internet Security (0.53%)

Electronic Connectors (0.15%)			Symantec Corp (a)	627,072	9,613
Amphenol Corp	105,844	2,768
			Investment Management & Advisory Services (0.22%)
Electronic Forms (0.40%)			Ameriprise Financial Inc	196,396	3,957
Adobe Systems Inc (a)	374,685	7,235
			Life & Health Insurance (1.09%)
Electronics - Military (0.12%)			Aflac Inc	198,502	4,607
L-3 Communications Holdings Inc	28,237	2,231	Lincoln National Corp	243,050	3,677
			Torchmark Corp	93,045	2,792
Engineering - Research & Development Services (0.34%)			Unum Group	612,375	8,671

Fluor Corp	156,855	6,102			19,747

Enterprise Software & Services (1.23%)			Machinery - Farm (0.13%)
BMC Software Inc (a)	234,320	5,935	AGCO Corp (a)	106,620	2,269
Oracle Corp (a)	967,355	16,281

		22,216	Machinery - Pumps (0.37%)

			Flowserve Corp	124,809	6,654
Entertainment Software (0.20%)
Activision Blizzard Inc (a)	407,046	3,566	Medical - Biomedical/Gene (3.87%)
			Amgen Inc (a)	434,419	23,828
Fiduciary Banks (1.14%)			Biogen Idec Inc (a)	159,081	7,739
Bank of New York Mellon Corp/The	430,091	11,070	Genzyme Corp (a)	206,902	14,260
Northern Trust Corp	167,326	9,625	Gilead Sciences Inc (a)	412,511	20,943

		20,695	Life Technologies Corp (a)	126,252	3,214

Finance - Other Services (0.20%)					69,984

NASDAQ OMX Group Inc/The (a)	165,670	3,615	Medical - Drugs (5.18%)
			Abbott Laboratories	542,912	30,099
Food - Miscellaneous/Diversified (1.63%)
Corn Products International Inc	112,941	2,614	Bristol-Myers Squibb Co	674,705	14,446
General Mills Inc	148,656	8,793	Eli Lilly & Co	56,605	2,084
HJ Heinz Co	175,342	6,400	Forest Laboratories Inc (a)	206,787	5,178
Kellogg Co	170,947	7,469	King Pharmaceuticals Inc (a)	116,660	1,020
			Merck & Co Inc/NJ	185,718	5,302

Schedule of Investments
Disciplined LargeCap Blend Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Oil Company - Exploration & Production (1.99%)
Pfizer Inc	1,269,231 $	18,505	Devon Energy Corp	50,248 $	3,095
Wyeth	395,236	16,983	Noble Energy Inc	77,619	3,798

		93,617	Occidental Petroleum Corp	261,583	14,269

Medical - HMO (0.61%)			Plains Exploration & Production Co (a)	126,663	2,675
Aetna Inc	354,592	10,992	Southwestern Energy Co (a)	382,894	12,119

					35,956

Medical Instruments (0.64%)			Oil Company - Integrated (8.11%)
Medtronic Inc	36,194	1,212	Chevron Corp	625,068	44,080
St Jude Medical Inc (a)	285,027	10,367	ConocoPhillips	201,965	9,599

		11,579	Exxon Mobil Corp (b)	1,213,439	92,804

Medical Products (4.58%)			Hess Corp	3,846	214

Baxter International Inc	317,006	18,592			146,697

Becton Dickinson and Co	62,867	4,569	Oil Field Machinery & Equipment (1.22%)
Covidien Ltd	344,686	13,215	Cameron International Corp (a)	475,939	11,023
Johnson & Johnson	805,566	46,473	National Oilwell Varco Inc (a)	413,927	10,944

		82,849			21,967

Metal - Diversified (0.16%)			Oil Refining & Marketing (0.79%)
Freeport-McMoRan Copper & Gold Inc	112,754	2,835	Sunoco Inc	49,229	2,280
			Valero Energy Corp	495,844	11,960

Motion Pictures & Services (0.10%)
					14,240

DreamWorks Animation SKG Inc (a)	81,207	1,782
			Paper & Related Products (0.04%)
Multi-Line Insurance (0.19%)			Domtar Corp (a)	439,726	655
Genworth Financial Inc	204,088	473
MetLife Inc	101,667	2,921	Pharmacy Services (1.19%)

		3,394	Express Scripts Inc (a)	221,722	11,920

			Medco Health Solutions Inc (a)	213,360	9,586

Multimedia (0.28%)
					21,506

Time Warner Inc	127,897	1,193
Viacom Inc (a)	10,020	148	Pipelines (0.58%)
Walt Disney Co/The	176,389	3,648	El Paso Corp	1,289,265	10,546

		4,989

			Property & Casualty Insurance (1.24%)
Networking Products (1.66%)			Arch Capital Group Ltd (a)	16,348	983
Cisco Systems Inc (a)	1,793,265	26,845	Chubb Corp	265,311	11,297
Juniper Networks Inc (a)	228,170	3,231	Travelers Cos Inc/The	264,252	10,211

		30,076			22,491

Non-Hazardous Waste Disposal (0.62%)			Regional Banks (1.67%)
Republic Services Inc	430,645	11,136	US Bancorp	167,535	2,486
			Wells Fargo & Co	1,465,231	27,693

Oil - Field Services (0.39%)
					30,179

Oil States International Inc (a)	95,482	1,748
Schlumberger Ltd	128,952	5,263	Reinsurance (0.16%)

		7,011	Reinsurance Group of America Inc	82,764	2,949

Oil & Gas Drilling (0.28%)			REITS - Regional Malls (0.45%)
Diamond Offshore Drilling Inc	24,591	1,543	Simon Property Group Inc	188,003	8,080
ENSCO International Inc	21,818	597
Pride International Inc (a)	183,844	2,964	Retail - Auto Parts (0.47%)

		5,104	AutoZone Inc (a)	63,386	8,423

Schedule of Investments
Disciplined LargeCap Blend Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Building Products (0.51%)			Tobacco (continued)
Home Depot Inc	431,534 $	9,291	Reynolds American Inc	143,843 $	5,492

					45,302

Retail - Computer Equipment (0.38%)
GameStop Corp (a)	278,522	6,902	Tools - Hand Held (0.34%)
			Snap-On Inc	202,255	6,104
Retail - Consumer Electronics (0.10%)
RadioShack Corp	156,334	1,792	Toys (0.47%)
			Hasbro Inc	353,089	8,520
Retail - Discount (2.40%)
Big Lots Inc (a)	227,726	3,063	Transport - Marine (0.08%)
BJ's Wholesale Club Inc (a)	77,088	2,211	Tidewater Inc	36,206	1,507
Dollar Tree Inc (a)	49,943	2,133	Transport - Rail (1.63%)
Family Dollar Stores Inc	159,501	4,429	Burlington Northern Santa Fe Corp	106,407	7,049
Wal-Mart Stores Inc	669,729	31,558	CSX Corp	182,470	5,284

		43,394	Norfolk Southern Corp	210,080	8,059

Retail - Drug Store (0.18%)			Union Pacific Corp	208,220	9,118

CVS Caremark Corp	121,939	3,278			29,510

Retail - Restaurants (1.72%)			Transport - Services (0.15%)
McDonald's Corp	444,408	25,784	United Parcel Service Inc	65,066	2,765
Yum! Brands Inc	183,257	5,245	Web Portals (0.74%)

		31,029	Google Inc (a)	39,488	13,368

Savings & Loans - Thrifts (0.46%)
Hudson City Bancorp Inc	718,697	8,337	Wireless Equipment (1.38%)
			American Tower Corp (a)	204,702	6,211
Schools (0.74%)			Qualcomm Inc	542,734	18,751

Apollo Group Inc (a)	127,307	10,371			24,962

ITT Educational Services Inc (a)	24,670	3,022	TOTAL COMMON STOCKS	$ 1,784,736

		13,393

				Principal
Steel - Producers (0.80%)				Amount	Value
AK Steel Holding Corp	265,650	2,144		(000's)	(000's)

Nucor Corp	301,821	12,311	REPURCHASE AGREEMENTS (1.26%)

		14,455	Money Center Banks (1.26%)

Telecommunication Equipment (0.30%)			Investment in Joint Trading Account; Bank
Harris Corp	123,859	5,362	of America Repurchase Agreement; 0.25%
			dated 1/30/2009 maturing 2/02/2009
			(collateralized by Sovereign Agency
Telecommunication Services (0.41%)			Issues; $11,701,000; 0.00% - 4.88%; dated
Embarq Corp	209,092	7,469	07/27/09 - 06/13/18)	$ 11,361 $	11,361
			Investment in Joint Trading Account;
Telephone - Integrated (2.93%)			Deutsche Bank Repurchase Agreement;
AT&T Inc	1,194,223	29,402	0.25%; dated 1/30/2009 maturing
Frontier Communications Corp	512,734	4,158	2/02/2009 (collateralized by Sovereign
			Agency Issues; $11,701,000; 0.00% -
Verizon Communications Inc	471,823	14,093	5.965%; dated 02/06/09 - 05/26/27)	11,360	11,360

Windstream Corp	620,923	5,390			22,721

		53,043

			TOTAL REPURCHASE AGREEMENTS	$ 22,721

Tobacco (2.51%)
Altria Group Inc	969,799	16,040	Total Investments	$ 1,807,457
Philip Morris International Inc	639,830	23,770	Other Assets in Excess of Liabilities, Net - 0.04%		677

			TOTAL NET ASSETS - 100.00%	$ 1,808,134

	Schedule of Investments
	Disciplined LargeCap Blend Fund
	January 31, 2009 (unaudited)

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,847 or 0.16% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 59,245
Unrealized Depreciation	(596,036)

Net Unrealized Appreciation (Depreciation)	(536,791)
Cost for federal income tax purposes	2,344,248
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	28.68%
Energy	13.82%
Financial	11.67%
Industrial	10.98%
Technology	10.52%
Communications	9.65%
Consumer, Cyclical	7.35%
Utilities	4.66%
Basic Materials	2.63%
Other Assets in Excess of Liabilities, Net	0.04%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	1.09%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; March 2009	Buy	96	$ 21,295	$ 19,740	$ (1,555)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Diversified International Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.44%)			COMMON STOCKS (continued)
Advertising Sales (0.06%)			Auto/Truck Parts & Equipment - Original
Teleperformance	24,284 $	664	(continued)
			Landi Renzo SpA	63,995 $	258

Advertising Services (0.03%)					1,307

Aegis Group PLC	298,262	329	Auto/Truck Parts & Equipment - Replacement (0.04%)
			Weichai Power Co Ltd	221,600	424
Aerospace & Defense (1.25%)
BAE Systems PLC	1,067,662	6,197	Batteries & Battery Systems (0.02%)
Finmeccanica SpA	283,247	4,431	NPC Inc	4,800	246
MTU Aero Engines Holding AG	110,336	3,080
VT Group PLC	75,395	647	Beverages - Non-Alcoholic (0.08%)

		14,355	Fomento Economico Mexicano SAB de CV	340,504	950

Aerospace & Defense Equipment (0.47%)			Beverages - Wine & Spirits (0.02%)
Cobham PLC	1,677,180	5,174	Central European Distribution Corp (a)	21,690	262
Zodiac SA	7,616	274

		5,448	Bicycle Manufacturing (0.32%)

Agricultural Chemicals (1.11%)			Shimano Inc	106,500	3,641
Agruim Inc (a)	140,900	4,720
Syngenta AG	41,474	8,021	Brewery (0.83%)

			Anheuser-Busch InBev NV	301,153	7,643
		12,741

			Cia de Bebidas das Americas ADR	23,991	979
Agricultural Operations (0.02%)			Hite Brewery Co Ltd	8,685	934

Hokuto Corp	10,800	285			9,556

Airlines (0.15%)			Building - Heavy Construction (0.63%)
British Airways PLC	852,693	1,471	ACS Actividades de Construccion y
easyJet PLC (a)	64,293	277	Servicios SA	169,052	6,783

			Aecon Group Inc	29,200	244
		1,748

			Daelim Industrial Co Ltd	7,680	255

Apparel Manufacturers (0.02%)					7,282

Benetton Group SpA	37,584	274
			Building - Maintenance & Service (0.38%)
Appliances (0.03%)			Aeon Delight Co Ltd	19,800	432
SEB SA	12,419	293	Babcock International Group	534,965	3,900

					4,332

Applications Software (0.13%)			Building - Residential & Commercial (0.05%)
Check Point Software Technologies Ltd (a)	60,148	1,364	Desarrolladora Homex SAB de CV ADR (a)	16,597	316
NSD Co Ltd	23,700	183	Persimmon PLC	54,731	228

		1,547			544

Athletic Footwear (0.03%)			Building & Construction - Miscellaneous (0.92%)
Puma AG Rudolf Dassler Sport	1,862	333	Balfour Beatty PLC	741,566	3,958
Auto - Car & Light Trucks (1.91%)			Bouygues SA	103,948	3,540
Daihatsu Motor Co Ltd	316,000	2,664	Hochtief AG	77,756	2,673
Honda Motor Co Ltd	440,300	10,119	Koninklijke Boskalis Westminster NV	12,632	255
Hyundai Motor Co	9,350	316	Maeda Corp	62,000	213

Toyota Motor Corp	274,552	8,832			10,639

		21,931	Building Products - Cement & Aggregate (0.47%)

Auto/Truck Parts & Equipment - Original (0.11%)			Adelaide Brighton Ltd	234,479	248
Hyundai Mobis	22,524	1,049	Cemex SAB de CV (a)	830,077	647

Schedule of Investments
Diversified International Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Building Products - Cement & Aggregate			Commercial Banks (continued)
(continued)			Bank Rakyat Indonesia	2,731,000 $	1,069
CRH PLC	193,031 $	4,534	China Construction Bank Corp	4,814,850	2,348

		5,429	DnB NOR ASA	1,039,000	3,524

Building Products - Doors & Windows (0.27%)			Hang Seng Bank Ltd	328,100	3,950
Nippon Sheet Glass Co Ltd	1,283,000	3,139	Industrial and Commercial Bank of China Ltd	2,719,000	1,150
			Intesa Sanpaolo SpA	2,391,216	7,536
Cable/Satellite TV (0.23%)			Komercni Banka AS	7,905	869
SKY Perfect JSAT Holdings Inc	6,287	2,635	Laurentian Bank of Canada	10,100	239
			Musashino Bank Ltd/The	6,700	230
Cellular Telecommunications (2.14%)
Advanced Info Service PCL (a)(b)	554,500	1,177	Nordea Bank AB	727,605	3,847
America Movil SAB de CV ADR	89,832	2,561	Oversea-Chinese Banking Corp Ltd	1,799,000	6,039
China Mobile Ltd	374,139	3,368	Royal Bank of Canada (a)	271,400	6,731
China Unicom Hong Kong Ltd	544,855	503	Sberank RF GDR (a)(b)	4,471	366
Mobile Telesystems OJSC ADR	20,985	447	Seven Bank Ltd	1,114	3,377
MTN Group Ltd	162,415	1,540	Siam Commercial Bank Public (a)(b)	370,200	541
NTT DoCoMo Inc	5,069	8,830	Standard Bank Group Ltd	60,196	414
Taiwan Mobile Co Ltd	225,000	314	State Bank of India Ltd	27,998	1,339
Vodafone Group PLC	3,171,537	5,891	Sumitomo Mitsui Financial Group Inc	109,900	4,356

		24,631	Suruga Bank Ltd	315,000	2,773

			Svenska Handelsbanken AB	237,018	2,584
Chemicals - Diversified (0.31%)			Torinto Dominion Bank (a)	170,600	5,537
Nippon Soda Co Ltd	69,000	258	Turkiye Is Bankasi	392,192	870
Nufarm Ltd	399,093	2,820	Turkiye Vakiflar Bankasi Tao	1,009,087	731
Tessenderlo Chemie NV	9,528	288	Unibanco - Uniao de Bancos Brasileiros SA
Wacker Chemie AG	2,761	198	ADR	13,244	745

		3,564	UniCredit SpA	945,724	1,664

Chemicals - Other (0.03%)			United Overseas Bank Ltd	975,000	7,566

Nippon Carbon Co Ltd	126,786	291			98,576

			Commercial Services (0.41%)
Chemicals - Specialty (0.22%)			Aggreko PLC	340,647	1,917
Lintec Corp	26,914	337	Intertek Group PLC	228,417	2,811

SGL Carbon AG (a)	101,727	2,204			4,728

		2,541

			Computer Data Security (0.27%)
Coal (0.14%)			Gemalto NV (a)	124,974	3,051
Banpu Public Co Ltd (a)(b)	96,700	607
China Shenhua Energy Co Ltd	282,500	603	Computer Services (0.42%)
Felix Resources Ltd	26,056	111	Alten Ltd (a)	11,059	169
Tambang Batubara Bukit Asam Tbk PT	432,500	275	CGI Group Inc (a)	348,300	2,820

		1,596	Infosys Technologies Ltd ADR	67,903	1,804

Commercial Banks (8.57%)					4,793

Alpha Bank AE	350,314	2,928	Computers (0.18%)
Axis Bank Ltd	80,084	698	Acer Inc	463,285	575
Banco Bilbao Vizcaya Argentaria SA	445,064	4,150	HTC Corp	87,000	825
Banco do Brasil SA	199,994	1,224	Quanta Computer Inc	472,000	448
Banco Santander SA	1,420,198	11,492	Wincor Nixdorf AG	5,221	247

Bangkok Bank Public Co (a)(b)	292,500	614			2,095

Bank Mandiri Persero Tbk PT	2,354,000	368	Computers - Integrated Systems (0.02%)
Bank of China Ltd	3,425,000	898	Ingenico	14,906	247
Bank of Kyoto Ltd/The	552,000	5,809

Schedule of Investments
Diversified International Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computers - Peripheral Equipment (0.02%)			Diversified Operations (continued)
Ferrotec Corp	20,600 $	238	Shanghai Industrial Holdings Ltd	370,000 $	943

					23,357

Consulting Services (0.04%)
Bureau Veritas SA	11,432	430	E-Commerce - Services (0.55%)
			Rakuten Inc	10,701	6,309
Cosmetics & Toiletries (0.02%)
Oriflame Cosmetics SA	9,499	224	Electric - Generation (0.14%)
			CEZ	27,799	946
Distribution & Wholesale (0.03%)			Huaneng Power International Inc	950,000	681

Hanwa Co Ltd	119,000	351			1,627

			Electric - Integrated (2.69%)
Diversified Banking Institutions (2.75%)			Atco Ltd	17,900	555
HSBC Holdings PLC	1,956,269	15,178	Cia Paranaense de Energia	84,872	797
Mitsubishi UFJ Financial Group Inc	1,028,600	5,706	E.ON AG	358,021	11,610
Societe Generale	146,847	6,140	Emera Inc	125,700	2,230
UBS AG	365,958	4,589	Fortum Oyj	230,591	4,499

		31,613	Okinawa Electric Power Co Inc/The	3,100	214

Diversified Financial Services (0.40%)			Public Power Corp SA	198,008	3,314
Chinatrust Financial Holding Co Ltd	2,774,000	916	RWE AG	91,496	7,144
Fubon Financial Holding Co Ltd	2,516,000	1,509	Tenaga Nasional BHD	356,800	579

Hitachi Capital Corp	39,974	485			30,942

International Personal Finance	155,784	287
			Electric - Transmission (0.34%)
KB Financial Group Inc (a)	37,462	1,005	Terna Rete Elettrica Nazionale SpA	1,289,777	3,918
SinoPac Financial Holdings Co Ltd	2,662,000	442

		4,644	Electric Products - Miscellaneous (0.10%)

Diversified Manufacturing Operations (0.47%)			LG Electronics Inc	10,747	549
Smiths Group PLC	411,981	5,090	Vossloh AG	6,081	608

Ten Cate NV	15,009	269			1,157

		5,359	Electronic Components - Miscellaneous (0.15%)

Diversified Minerals (1.98%)			Chemring Group PLC	17,717	588
Anglo American PLC	347,802	6,256	Hon Hai Precision Industry Co Ltd	388,506	684
Anglo American PLC	27,888	501	Hosiden Corp	27,700	324
BHP Billiton Ltd	522,970	9,698	Samsung SDI Co Ltd	3,113	150

BHP Billiton PLC	272,098	4,548			1,746

Iluka Resources Ltd	93,890	249	Electronic Components - Semiconductors (0.38%)
Mitsui Mining Co Ltd	196,500	246	MediaTek Inc	181,000	1,303
Xstrata PLC	162,626	1,329	Samsung Electronics Co Ltd	8,774	3,051

		22,827			4,354

Diversified Operations (2.03%)			E-Marketing & Information (0.03%)
China Resources Enterprise	92,000	132	CyberAgent Inc	571	325
GEA Group AG	214,860	2,485
Groupe Bruxelles Lambert SA	77,868	5,716	Engineering - Research & Development Services (0.07%)
Haci Omer Sabanci Holding AS ADR	3	-	Imtech NV	20,192	311
Hutchison Whampoa Ltd	1,286,000	6,543	Toyo Engineering Corp	121,000	392
Inmarsat PLC	469,878	2,781	WSP Group PLC	64,220	148

KOC Holding AS (a)	409,486	571			851

LG Corp	16,613	460	Enterprise Software & Services (0.59%)
Mitie Group PLC	156,010	456	Autonomy Corp PLC (a)	367,274	5,776
Noble Group Ltd	4,853,400	3,270	Aveva Group PLC	22,383	193

Schedule of Investments
Diversified International Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Enterprise Software & Services (continued)			Food - Retail (continued)
Hitachi Software Engineering Co Ltd	17,700 $	249	Koninklijke Ahold NV	629,298 $	7,546

Software AG	3,837	234			13,367

Temenos Group AG (a)	35,002	306	Forestry (0.17%)

		6,758	Sino-Forest Corp (a)	267,800	2,009

Entertainment Software (0.38%)
Square Enix Co Ltd	93,400	2,508	Gas - Distribution (0.94%)
UBISOFT Entertainment (a)	133,820	1,884	GDF Suez	263,875	10,096

		4,392	Korea Gas Corp	19,815	732

					10,828

Feminine Health Care Products (0.11%)
Hengan International Group Co Ltd	367,000	1,221	Gold Mining (1.85%)
			Barrick Gold Corp. (a)	368,500	13,865
Finance - Consumer Loans (0.02%)			Gold Fields Ltd	24,246	255
Provident Financial PLC	18,406	207	Harmony Gold Mining Co Ltd (a)	90,955	1,071
			Newcrest Mining Ltd	276,783	5,365
Finance - Credit Card (0.35%)			Randgold Resources Ltd	8,259	370
Aeon Credit Service Co Ltd	262,400	2,369	Red Back Mining Inc (a)	60,962	392

Orient Corp	73,672	74			21,318

Redecard SA	105,912	1,198
Samsung Card Co	15,270	412	Import & Export (1.82%)

		4,053	ITOCHU Corp	977,000	4,749

			Marubeni Corp	761,000	2,708
Finance - Investment Banker & Broker (0.28%)			Mitsubishi Corp	493,900	6,527
Mediobanca SpA	339,599	3,081	Sumitomo Corp	767,800	6,948

Van der Moolen Holding NV (a)	38,055	102			20,932

		3,183

			Industrial Gases (0.52%)
Finance - Other Services (0.37%)			Air Water Inc	51,000	412
Grupo Financiero Banorte SAB de CV	314,500	415	Linde AG	82,406	5,533

IG Group Holdings PLC	885,428	3,709			5,945

Japan Securities Finance Co Ltd	37,191	165

		4,289	Instruments - Controls (0.02%)

			Rotork PLC	21,797	217
Fisheries (0.32%)
Toyo Suisan Kaisha Ltd	141,000	3,718	Internet Application Software (0.10%)
			Tencent Holdings Ltd	197,264	1,205
Food - Catering (0.54%)
Compass Group PLC	1,252,731	6,199	Internet Content - Information & News (0.06%)
			Kakaku.com Inc	188	729
Food - Miscellaneous/Diversified (3.04%)
Fuji Oil Co Ltd	38,200	472	Investment Companies (0.49%)
Maruha Nichiro Holdings Inc	192,000	305	Eurazeo	6,128	207
Nestle SA	666,763	23,043	Investor AB	435,745	5,050
Nisshin Oillio Group Ltd/The	63,000	304	Pargesa Holding SA	5,841	375

Tiger Brands Ltd	41,665	571			5,632

Unilever PLC	469,105	10,291	Leisure & Recreation Products (0.04%)

		34,986	Fields Corp	311	479

Food - Retail (1.16%)
Cia Brasileira de Distribuicao Grupo Pao de			Life & Health Insurance (0.99%)
Acucar ADR	32,648	837	China Life Insurance Co Ltd	665,000	1,750
Colruyt SA	21,472	4,751	Power Corp Of Canada	241,300	4,162
Jeronimo Martins SGPS SA	45,892	233	Sanlam Ltd	532,101	838

Schedule of Investments
Diversified International Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Life & Health Insurance (continued)			Metal - Copper (0.08%)
T&D Holdings Inc	141,950 $	4,588	Antofagasta PLC	156,171 $	939

		11,338

			Metal Processors & Fabrication (0.08%)
Machinery - Farm (0.04%)			Jiangxi Copper Co Ltd	935,000	637
Iseki & Co Ltd	146,000	437	Norddeutsche Affinerie AG	7,833	236

Machinery - General Industry (0.08%)					873

Bucher Industries AG	4,390	433	Miscellaneous Manufacturers (0.03%)
STX Engine Co Ltd (a)	30,280	485	Faiveley SA	4,312	290

		918

			Mortgage Banks (0.03%)
Machinery Tools & Related Products (0.01%)			Home Capital Group Inc	25,000	378
Meyer Burger Technology AG (a)	1,817	138
			Multi-Line Insurance (2.04%)
Medical - Biomedical/Gene (0.52%)			ACE Ltd	69,263	3,024
CSL Ltd/Australia	245,648	5,793	Baloise Holding AG	94,000	5,832
Genmab A/S (a)	5,475	227	Ping An Insurance Group Co of China Ltd	84,032	364

		6,020	Sampo Oyj	396,479	6,365

Medical - Drugs (9.52%)			Zurich Financial Services AG	44,037	7,940

Actelion Ltd (a)	86,652	4,702			23,525

Astellas Pharma Inc	177,400	6,717
			Multimedia (1.01%)
AstraZeneca PLC	325,510	12,543	Informa PLC	82,351	286
China Pharmaceutical Group Ltd	2,298,000	699	Vivendi	441,231	11,366

Cipla Ltd/India	214,159	834			11,652

GlaxoSmithKline PLC	647,094	11,413
Grifols SA	214,999	3,768	Office Automation & Equipment (0.23%)
Hisamitsu Pharmaceutical Co Inc	90,800	3,371	Neopost SA	32,491	2,612
Mitsubishi Tanabe Pharma Corp	458,000	6,776
			Oil - Field Services (0.53%)
Nichi-iko Pharmaceutical Co Ltd	13,100	439
			Core Laboratories NV	4,912	330
Novartis AG	419,932	17,255
			Fred Olsen Energy ASA	8,400	217
Novo Nordisk A/S	159,950	8,521
			Fugro NV	75,964	2,053
Roche Holding AG	126,869	17,810
			John Wood Group PLC	987,805	2,767
Sanofi-Aventis SA	26,709	1,502
			Petrofac Ltd	75,549	455
Shire PLC	315,074	4,596
			SBM Offshore NV	26,258	316

Takeda Pharmaceutical Co Ltd	182,800	8,566

					6,138

		109,512

			Oil & Gas Drilling (0.33%)
Medical - Generic Drugs (0.29%)			Precision Drilling Trust (a)	218,500	1,110
Teva Pharmaceutical Industries Ltd ADR	79,335	3,288
			Seadrill Ltd	319,623	2,649

Medical - Nursing Homes (0.04%)					3,759

Orpea (a)	13,413	467	Oil Company - Exploration & Production (1.52%)
			Birchcliff Energy Ltd (a)	35,400	134
Medical - Wholesale Drug Distribution (0.02%)			Canadian Oil Sands Trust	107,400	1,638
Alapis Holding Industrial and Commercial SA	260,620	202	CNOOC Ltd	2,340,000	2,014
			EnCana Corp (a)	153,398	6,827
Medical Products (0.10%)
Hogy Medical Co Ltd	8,300	497	Gazprom OAO ADR	20,250	261
SSL International PLC	94,664	688	Gazprom OAO (a)(b)(c)	6,868	225

		1,185	Gazprom OAO (a)	160,541	2,105

			Origin Energy Ltd	407,645	3,592
			PTT Exploration & Production Public
			Company Ltd (a)(b)	89,300	249

Schedule of Investments
Diversified International Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production			Property & Casualty Insurance (continued)
(continued)			Dongbu Insurance Co Ltd	67,920 $	700
TriStar Oil and Gas Ltd (a)	49,500 $	436	Fairfax Financial Holdings Ltd (a)	18,100	5,888

		17,481	Hiscox Ltd	72,937	331

Oil Company - Integrated (6.77%)			Lancashire Holdings Ltd (a)	44,962	295
BG Group PLC	1,010,438	13,854	Mitsui Sumitomo Insurance Group Holdings
BP PLC	2,259,928	16,005	Inc	246,000	6,376
China Petroleum & Chemical Corp	2,610,000	1,407	QBE Insurance Group Ltd	325,835	4,900
ENI SpA	522,466	11,051	RSA Insurance Group PLC	3,097,999	5,879
LUKOIL ADR	49,252	1,652	Tokio Marine Holdings Inc	278,900	7,387

PetroChina Co Ltd	2,547,494	1,881			36,911

Petroleo Brasileiro SA ADR	155,345	4,070	Publishing - Books (0.56%)
Royal Dutch Shell PLC - A Shares	437,009	10,892	Reed Elsevier NV	585,158	6,476
Royal Dutch Shell PLC - B Shares	228,706	5,429
Sasol Ltd	52,810	1,406	Publishing - Periodicals (0.02%)
Total SA	206,087	10,270	PagesJaunes Groupe SA	23,859	210

		77,917

			Real Estate Management & Services (0.45%)
Oil Field Machinery & Equipment (0.03%)			Mitsubishi Estate Co Ltd	394,000	5,167
Wellstream Holdings PLC	42,689	294
			Real Estate Operator & Developer (1.34%)
Oil Refining & Marketing (0.16%)			Brookfield Asset Management Inc (a)	306,638	4,814
Reliance Industries Ltd (c)	16,200	864	Cheung Kong Holdings Ltd	517,000	4,770
SK Holdings Co Ltd	2,504	184	China Overseas Land & Investment Ltd	252,000	330
Tupras-Turkiye Petrol Rafinerileri AS	77,530	735	Cyrela Brazil Realty SA	86,700	347

		1,783	Great Eagle Holdings Ltd	114,000	139

Paper & Related Products (0.03%)			Mitsui Fudosan Co Ltd	389,000	5,017

Mitsubishi Paper Mills Ltd	110,000	185			15,417

Norske Skogindustrier ASA	88,928	174	Reinsurance (0.64%)

		359	Hannover Rueckversicherung AG	6,611	198

Petrochemicals (0.01%)			Muenchener Rueckversicherungs AG	54,291	7,177

Honam Petrochemical Corp	719	30			7,375

PTT Chemical PLC (a)(b)	153,700	135	REITS - Apartments (0.01%)

		165	Nippon Residential Investment Corp	229	124

Pharmacy Services (0.02%)
SXC Health Solutions Corp (a)	11,400	211	REITS - Diversified (0.09%)
			Gecina SA	4,213	291
Pipelines (0.46%)			Suntec Real Estate Investment Trust	575,258	249
TransCanada Corp (a)	196,900	5,296	Wereldhave NV	6,089	437

					977

Platinum (0.02%)
Impala Platinum Holdings Ltd	21,257	243	REITS - Office Property (0.05%)
			DA Office Investment Corp	112	190
Power Converter & Supply Equipment (0.02%)			Orix JREIT Inc	79	373

Chloride Group PLC	91,051	177			563

			REITS - Shopping Centers (0.05%)
Property & Casualty Insurance (3.21%)			Vastned Retail NV	13,778	587
Admiral Group PLC	18,211	236
Amlin PLC	766,167	4,245	Retail - Apparel & Shoe (0.64%)
Beazley Group PLC	236,532	436	Fast Retailing Co Ltd	58,443	7,370
Catlin Group Ltd	47,447	238

Schedule of Investments
Diversified International Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Bookstore (0.03%)			Security Services (continued)
WH Smith PLC	70,484 $	342	Prosegur Cia de Seguridad SA	12,767 $	391

					4,505

Retail - Building Products (0.04%)
Kohnan Shoji Co Ltd	42,400	470	Semiconductor Component - Integrated Circuits (0.17%)
			Taiwan Semiconductor Manufacturing Co Ltd	1,609,075	1,977
Retail - Computer Equipment (0.32%)
Game Group PLC	1,804,183	3,729	Shipbuilding (0.07%)
			Hanjin Heavy Industries & Construction Co
Retail - Consumer Electronics (0.05%)			Ltd	418	9
JB Hi-Fi Ltd	57,346	334	Hyundai Heavy Industries	5,696	803

K's Holdings Corp	15,800	244			812

		578	Soap & Cleaning Products (0.69%)

Retail - Convenience Store (1.32%)			Hindustan Unilever Ltd	67,597	358
Alimentation Couche Tard Inc	182,000	2,107	Reckitt Benckiser Group PLC	196,200	7,556

Circle K Sunkus Co Ltd	23,000	401			7,914

FamilyMart Co Ltd	179,800	6,567	Steel - Producers (0.50%)
Lawson Inc	122,500	6,054	Angang Steel Co Ltd	398,000	386

		15,129	ArcelorMittal	120,896	2,705

Retail - Home Furnishings (0.22%)			Dongkuk Steel Mill Co Ltd	11,010	193
Nitori Co Ltd	36,614	2,584	Evraz Group SA (b)	39,616	333
			Godo Steel Ltd	113,000	325
Retail - Major Department Store (0.02%)			POSCO ADR	28,327	1,799

David Jones Ltd	196,600	284			5,741

			Steel - Specialty (0.25%)
Retail - Miscellaneous/Diversified (0.67%)			Hitachi Metals Ltd	551,000	2,839
Massmart Holdings Ltd	66,522	524
Seven & I Holdings Co Ltd	269,200	7,179	Telecommunication Services (0.87%)

		7,703	Bharti Airtel Ltd (a)	47,925	615

Retail - Pubs (0.01%)			Cable & Wireless PLC	2,414,002	5,468
Enterprise Inns PLC	170,226	118	Chunghwa Telecom Co Ltd	1,004,950	1,521
			Digi.Com BHD	119,424	676
Retail - Vision Service Center (0.02%)			Telefonica O2 Czech Republic AS	42,370	787
Fielmann AG	3,173	203	Telekomunikacja Polska SA	119,737	676
			Telenet Group Holding NV (a)	19,655	310

Rubber & Plastic Products (0.08%)					10,053

Ansell Ltd	78,675	505
Kureha Corp	82,000	395	Telephone - Integrated (6.10%)

		900	Bezeq Israeli Telecommunication Corp Ltd	463,813	686

			Deutsche Telekom AG	596,891	7,249
Rubber & Vinyl (0.04%)			France Telecom SA	362,586	8,125
TSRC Corp	695,000	498	KDDI Corp	913	5,701
Satellite Telecommunications (0.33%)			Koninklijke (Royal) KPN NV	713,105	9,492
Eutelsat Communications	178,630	3,812	KT Corp	35,670	1,022
			Nippon Telegraph & Telephone Corp	239,500	11,599
Schools (0.39%)			Philippine Long Distance Telephone Co	13,230	577
Benesse Corp	105,300	4,496	Softbank Corp	410,800	6,350
			Telefonica SA	670,268	11,883
Security Services (0.39%)			Telkom SA Ltd	51,567	583
G4S PLC	1,489,942	4,114	Telstra Corp Ltd	2,889,779	6,894

					70,161

Schedule of Investments
Diversified International Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			PREFERRED STOCKS (continued)
Tobacco (2.36%)			Diversified Minerals (0.30%)
British American Tobacco PLC	399,015 $	10,941	Cia Vale do Rio Doce	290,280 $	3,504
Imperial Tobacco Group PLC	349,129	9,547
Japan Tobacco Inc	1,937	5,569	Electric - Distribution (0.08%)
KT&G Corp	18,911	1,133	Eletropaulo Metropolitana Eletricidade de

			Sao Paulo SA	77,509	868
		27,190

Toys (1.01%)			Electric - Integrated (0.11%)
Nintendo Co Ltd	37,600	11,657	Cia Energetica de Minas Gerais	95,090	1,289

Transport - Marine (0.07%)			Investment Companies (0.00%)
Euronav NV	10,926	166	Lereko Mobility Pty Ltd	3,348	11
Inui Steamship Co Ltd	46,500	299
Mitsui OSK Lines Ltd	700	4	Steel - Producers (0.16%)
Pacific Basin Shipping Ltd	654,000	335	Gerdau SA	109,300	708

		804	Usinas Siderurgicas de Minas Gerais SA	90,829	1,130

					1,838
Transport - Rail (1.46%)

Canadian National Railway (a)	151,700	5,316	TOTAL PREFERRED STOCKS	$ 8,903

East Japan Railway Co	101,800	6,903		Principal
MTR Corp	1,935,500	4,622		Amount	Value

		16,841		(000's)	(000's)

Transport - Services (0.67%)			SHORT TERM INVESTMENTS (1.16%)
Firstgroup PLC	485,050	1,906	Commercial Paper (1.16%)
			Investment in Joint Trading Account; HSBC
Koninklijke Vopak NV	11,817	443	Funding
Viterra Inc (a)	703,380	5,306	0.27%, 2/ 2/2009	$ 6,672 $	6,672

		7,655	Investment in Joint Trading Account;

			Prudential Funding
Transport - Truck (0.04%)			0.27%, 2/ 2/2009	6,672	6,672

Hitachi Transport System Ltd	32,400	401			13,344

Travel Services (0.02%)			TOTAL SHORT TERM INVESTMENTS	$ 13,344

Thomas Cook Group PLC	85,753	236	Total Investments	$ 1,154,865
			Liabilities in Excess of Other Assets, Net - (0.37)%		(4,284)
Water (0.04%)

Northumbrian Water Group PLC	126,622	430	TOTAL NET ASSETS - 100.00%	$ 1,150,581

Water Treatment Systems (0.31%)
Kurita Water Industries Ltd	159,900	3,612	(a) Non-Income Producing Security
			(b)	Market value is determined in accordance with procedures established in
Web Portals (0.16%)			good faith by the Board of Directors. At the end of the period, the value
			of these securities totaled $4,247 or 0.37% of net assets.
LG Dacom Corp	38,930	515	(c)	Security exempt from registration under Rule 144A of the Securities Act
Netease.com ADR (a)	22,961	436	of 1933. These securities may be resold in transactions exempt from
NHN Corp (a)	3,661	363	registration, normally to qualified institutional buyers. Unless otherwise
So-net Entertainment Corp	222	470	indicated, these securities are not considered illiquid. At the end of the

			period, the value of these securities totaled $1,089 or 0.09% of net
		1,784	assets.

TOTAL COMMON STOCKS	$ 1,132,618

PREFERRED STOCKS (0.77%)
Commercial Banks (0.12%)
Banco Itau Holding Financeira SA	137,501	1,393

Schedule of Investments
Diversified International Fund
January 31, 2009 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 26,754
Unrealized Depreciation	(519,431)

Net Unrealized Appreciation (Depreciation)	(492,677)
Cost for federal income tax purposes	1,647,542
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent

Japan	22.05%
United Kingdom	18.64%
Switzerland	8.24%
Canada	7.21%
France	5.73%
Germany	4.47%
Netherlands	3.91%
Australia	3.55%
Spain	3.34%
Hong Kong	2.85%
Italy	2.80%
Brazil	1.66%
Belgium	1.64%
Korea, Republic Of	1.40%
China	1.23%
Singapore	1.20%
United States	1.18%
Sweden	1.00%
Taiwan, Province Of China	0.96%
Finland	0.94%
Denmark	0.76%
South Africa	0.65%
India	0.57%
Greece	0.56%
Israel	0.46%
Russian Federation	0.44%
Mexico	0.42%
Ireland	0.39%
Norway	0.34%
Bermuda	0.31%
Thailand	0.29%
Luxembourg	0.28%
Turkey	0.25%
Czech Republic	0.23%
Indonesia	0.15%
Malaysia	0.11%
Poland	0.06%
Philippines	0.05%
Jersey, Channel Islands	0.03%
Portugal	0.02%
Liabilities in Excess of Other Assets, Net	(0.37%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Equity Income Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (94.50%)			COMMON STOCKS (continued)
Aerospace & Defense (0.61%)			Diversified Manufacturing Operations (3.24%)
General Dynamics Corp	191,100 $	10,841	Honeywell International Inc	420,700 $	13,803
			Parker Hannifin Corp	523,700	20,011
Agricultural Operations (1.19%)			Siemens AG ADR	265,100	14,861
Archer-Daniels-Midland Co	774,400	21,203	Tyco International Ltd	436,000	9,165

					57,840

Apparel Manufacturers (0.81%)
VF Corp	259,200	14,520	Diversified Minerals (0.62%)
			BHP Billiton Ltd ADR	296,500	11,131
Applications Software (1.33%)
Microsoft Corp	1,385,000	23,684	Electric - Integrated (5.79%)
			FPL Group Inc	813,700	41,946
Auto - Car & Light Trucks (0.72%)			Progress Energy Inc	1,000,400	38,736
Daimler AG	458,588	12,836	Xcel Energy Inc	1,231,000	22,724

					103,406

Auto - Medium & Heavy Duty Trucks (0.53%)
Paccar Inc	360,500	9,514	Electric Products - Miscellaneous (1.19%)
			Emerson Electric Co	648,800	21,216
Auto/Truck Parts & Equipment - Original (0.25%)
Johnson Controls Inc	357,400	4,471	Electronic Components - Semiconductors (2.70%)
			Intel Corp	3,034,200	39,141
Beverages - Non-Alcoholic (1.36%)			Microchip Technology Inc	477,900	9,066

Coca-Cola Co/The	567,800	24,256			48,207

			Electronics - Military (1.38%)
Beverages - Wine & Spirits (0.62%)
			L-3 Communications Holdings Inc	312,600	24,702
Diageo PLC ADR	203,800	11,075
			Fiduciary Banks (2.34%)
Brewery (0.42%)
			Bank of New York Mellon Corp/The	1,621,380	41,734
Molson Coors Brewing Co	185,700	7,478
			Food - Miscellaneous/Diversified (2.88%)
Cellular Telecommunications (0.93%)
			Cadbury PLC ADR	446,900	14,435
Vodafone Group PLC ADR	894,662	16,632
			Kraft Foods Inc	1,321,123	37,057

Chemicals - Diversified (1.26%)					51,492

Bayer AG ADR	182,800	9,743	Food - Retail (0.49%)
EI Du Pont de Nemours & Co	553,400	12,706	Safeway Inc	404,400	8,666

		22,449

			Forestry (0.67%)
Commercial Banks (0.76%)
			Weyerhaeuser Co	437,700	11,967
BB&T Corp	681,064	13,478
			Gas - Distribution (1.76%)
Commercial Services - Finance (0.64%)
			Sempra Energy	714,600	31,328
Automatic Data Processing Inc	313,300	11,382
			Industrial Gases (0.43%)
Computers (1.90%)
			Air Products & Chemicals Inc	154,100	7,751
Hewlett-Packard Co	975,300	33,892
			Investment Management & Advisory Services (1.81%)
Distribution & Wholesale (1.28%)
			AllianceBernstein Holding LP	639,291	10,919
Genuine Parts Co	713,641	22,851
			Franklin Resources Inc	440,500	21,329

Diversified Banking Institutions (2.92%)					32,248

Barclays PLC ADR	2,652,624	15,146	Life & Health Insurance (0.98%)
JP Morgan Chase & Co	1,450,600	37,005	Lincoln National Corp	632,100	9,564

		52,151

Schedule of Investments
Equity Income Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Life & Health Insurance (continued)			Pipelines (continued)
Unum Group	560,700 $	7,939	Spectra Energy Corp	693,900 $	10,068

		17,503			37,359

Machinery - Farm (0.47%)			Regional Banks (2.22%)
Deere & Co	242,900	8,438	PNC Financial Services Group Inc	480,400	15,623
			US Bancorp	513,500	7,620
Medical - Drugs (9.67%)			Wells Fargo & Co	866,700	16,381

Abbott Laboratories	501,900	27,825			39,624

AstraZeneca PLC ADR	342,500	13,197
Bristol-Myers Squibb Co	2,159,900	46,243	REITS - Diversified (0.28%)
Merck & Co Inc/NJ	645,500	18,429	Vornado Realty Trust	99,000	5,030
Novartis AG ADR	542,900	22,400	REITS - Hotels (0.19%)
Wyeth	1,035,600	44,500	Host Hotels & Resorts Inc	638,100	3,433

		172,594

Medical - Generic Drugs (1.32%)			REITS - Mortgage (1.30%)
Teva Pharmaceutical Industries Ltd ADR	566,900	23,498	Annaly Capital Management Inc	1,533,400	23,216

Medical Instruments (0.95%)			REITS - Shopping Centers (0.48%)
Medtronic Inc	504,000	16,879	Kimco Realty Corp	597,700	8,595

Metal - Aluminum (0.43%)			REITS - Warehouse & Industrial (0.23%)
Alcoa Inc	989,000	7,704	AMB Property Corp	251,800	4,059

Motorcycle/Motor Scooter (0.60%)			Retail - Discount (2.79%)
Harley-Davidson Inc	878,436	10,699	Wal-Mart Stores Inc	1,056,900	49,801

Multi-Line Insurance (4.41%)			Retail - Drug Store (0.55%)
ACE Ltd	994,600	43,425	CVS Caremark Corp	367,000	9,865
Allstate Corp/The	750,909	16,272
			Retail - Restaurants (1.74%)
MetLife Inc	659,800	18,956

			McDonald's Corp	534,100	30,989
		78,653

Multimedia (0.75%)			Semiconductor Component - Integrated Circuits (1.49%)
Walt Disney Co/The	649,100	13,423	Taiwan Semiconductor Manufacturing Co
			Ltd ADR	3,525,385	26,581
Oil Company - Exploration & Production (2.06%)
Enerplus Resources Fund	668,100	13,803	Steel - Producers (0.42%)
Penn West Energy Trust	1,273,600	14,392	United States Steel Corp	251,700	7,559

XTO Energy Inc	232,300	8,616	Telecommunication Services (0.88%)

		36,811	BCE Inc	767,500	15,703

Oil Company - Integrated (2.39%)
Chevron Corp	312,200	22,017	Telephone - Integrated (5.77%)
Marathon Oil Corp	584,100	15,905	AT&T Inc	1,920,500	47,283
Total SA ADR	94,300	4,694	Verizon Communications Inc	1,575,300	47,054

		42,616	Windstream Corp	1,006,284	8,734

					103,071

Oil Refining & Marketing (0.64%)
Valero Energy Corp	475,700	11,474	Television (1.07%)
			CBS Corp	3,332,983	19,065
Pipelines (2.09%)
Enterprise Products Partners LP	687,518	15,098	Tobacco (0.58%)
Kinder Morgan Energy Partners LP	246,073	12,193	Lorillard Inc	175,400	10,429

Schedule of Investments
Equity Income Fund
January 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Toys (2.10%)			Money Center Banks (continued)
Mattel Inc	2,643,494 $	37,511	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Transport - Rail (2.82%)			0.25%; dated 1/30/2009 maturing
Canadian Pacific Railway Ltd	305,100	9,232	2/02/2009 (collateralized by Sovereign
			Agency Issues; $35,402,000; 0.00% -
Norfolk Southern Corp	267,300	10,254	5.965%; dated 02/06/09 - 05/26/27)	$ 34,372 $	34,371

Union Pacific Corp	703,400	30,802			68,742

		50,288
			TOTAL REPURCHASE AGREEMENTS	$ 68,742

TOTAL COMMON STOCKS	$ 1,686,871		Total Investments	$ 1,781,076

PREFERRED STOCKS (0.65%)			Other Assets in Excess of Liabilities, Net - 0.23%		4,064

Diversified Banking Institutions (0.65%)			TOTAL NET ASSETS - 100.00%	$ 1,785,140

Citigroup Inc 8.13%	1,252,700	11,650

TOTAL PREFERRED STOCKS	$ 11,650

	Principal		(a)	Variable Rate. Rate shown is in effect at January 31, 2009.
	Amount	Value
	(000's)	(000's)	Unrealized Appreciation (Depreciation)

			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
BONDS (0.76%)			of investments held by the fund as of the period end were as follows:
Diversified Banking Institutions (0.50%)
Bank of America Corp			Unrealized Appreciation	$ 90,221
8.00%, 12/29/2049 (a)	$ 17,030	9,020	Unrealized Depreciation		(656,145)

			Net Unrealized Appreciation (Depreciation)		(565,924)
Telecommunication Services (0.22%)
			Cost for federal income tax purposes		2,347,000
Telus Corp			All dollar amounts are shown in thousands (000's)
8.00%, 6/ 1/2011	3,775	3,877

Television (0.04%)			Portfolio Summary (unaudited)

CBS Corp			Sector		Percent

7.88%, 9/ 1/2023	950	664	Financial		22.92%

TOTAL BONDS	$ 13,561		Consumer, Non-cyclical		20.11%

			Consumer, Cyclical		11.37%
U.S. GOVERNMENT & GOVERNMENT AGENCY			Industrial		9.71%
OBLIGATIONS (0.01%)			Communications		9.66%
Federal Home Loan Mortgage Corporation			Utilities		7.55%
(FHLMC) (0.01%)			Technology		7.41%
6.50%, 9/ 1/2030	185	195	Energy		7.19%
			Basic Materials		3.84%
7.00%, 9/ 1/2030	54	57	Mortgage Securities		0.01%

		252	Other Assets in Excess of Liabilities, Net		0.23%

TOTAL U.S. GOVERNMENT & GOVERNMENT			TOTAL NET ASSETS		100.00%

AGENCY OBLIGATIONS	$ 252

REPURCHASE AGREEMENTS (3.85%)
Money Center Banks (3.85%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.25%
dated 1/30/2009 maturing 2/02/2009
(collateralized by Sovereign Agency
Issues; $35,402,000; 0.00% - 4.88%; dated
07/27/09 - 06/13/18)	$ 34,372 $	34,371

Schedule of Investments
Global Diversified Income Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (37.37%)			COMMON STOCKS (continued)
Advertising Services (0.08%)			Commercial Banks (continued)
Groupe Aeroplan Inc	5,700 $	42	Torinto Dominion Bank (a)	1,300 $		42

						587

Aerospace & Defense (0.22%)
General Dynamics Corp	922	52	Computer Services (0.05%)
Raytheon Co	1,081	55	Logica PLC	26,598		25

		107	Computers - Memory Devices (0.06%)

Aerospace & Defense Equipment (0.15%)			Seagate Technology	7,261		27
United Technologies Corp	1,553	74
			Consumer Products - Miscellaneous (0.10%)
Agricultural Operations (0.08%)			Kimberly-Clark Corp	908		47
Archer-Daniels-Midland Co	1,431	39
			Containers - Metal & Glass (0.05%)
Airlines (0.04%)			Rexam PLC	5,123		23
Iberia Lineas Aereas de Espana	8,544	20
			Containers - Paper & Plastic (0.03%)
Auto - Car & Light Trucks (0.12%)			Amcor Ltd/Australia	4,070		14
Toyota Motor Corp	1,800	58
			Cosmetics & Toiletries (0.05%)
Beverages - Non-Alcoholic (0.04%)			Procter & Gamble Co	482		26
Coca-Cola Co/The	424	18
			Cruise Lines (0.07%)
Brewery (0.08%)			Carnival Corp	1,825		33
Foster's Group Ltd	10,717	37
			Distribution & Wholesale (0.12%)
Building - Heavy Construction (0.08%)			Genuine Parts Co	1,057		34
Vinci SA	1,189	41	Inaba Denki Sangyo Co Ltd	1,100		26

						60

Cellular Telecommunications (0.26%)
T-Gaia Corp	27	31	Diversified Banking Institutions (0.67%)
Vodafone Group PLC	51,554	96	Bank of America Corp	4,260		28

		127	BNP Paribas	805		31

			Credit Agricole SA	3,652		44
Chemicals - Diversified (0.23%)			HSBC Holdings PLC	15,785		122
Dow Chemical Co/The	2,469	28	JP Morgan Chase & Co	2,724		70
EI Du Pont de Nemours & Co	2,048	47	Mitsubishi UFJ Financial Group Inc	5,700		32

PPG Industries Inc	927	35				327

		110

			Diversified Manufacturing Operations (0.32%)
Commercial Banks (1.21%)			General Electric Co	12,683		154
Australia & New Zealand Banking Group Ltd	5,558	46
Banco Bilbao Vizcaya Argentaria SA	6,143	57	Diversified Operations (0.06%)
Banco Santander SA	10,397	84	NWS Holdings Ltd	24,000		29
Bank of Novia Scotia (a)	2,100	51
Canadian Imperial Bank of Commerce (a)	1,000	38	Electric - Integrated (1.19%)
Cullen/Frost Bankers Inc	796	35	Chubu Electric Power Co Inc	1,400		40
DnB NOR ASA	8,600	29	CLP Holdings Ltd	6,000		41
Hang Seng Bank Ltd	1,600	19	Consolidated Edison Inc	1,123		46
Intesa Sanpaolo SpA	17,078	54	Dominion Resources Inc/VA	1,538		54
National Australia Bank Ltd	1,800	21	DTE Energy Co	902		31
Nordea Bank AB	6,401	34	Duke Energy Corp	1,280		19
Royal Bank of Canada (a)	2,000	50	E.ON AG	936		30
Svenska Handelsbanken AB	2,431	27	Enel SpA	4,000		22

Schedule of Investments
Global Diversified Income Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Machinery - General Industry (0.10%)
FirstEnergy Corp	592 $	30	Hosokawa Micron Corp	6,000 $		22
HongKong Electric Holdings	7,000	41	Volvo AB	6,233		25

Kansai Electric Power Co Inc/The	1,500	41				47

PG&E Corp	1,223	47	Machinery - Pumps (0.05%)
Progress Energy Inc	1,082	42	Pfeiffer Vacuum Technology AG	490		25
SCANA Corp	1,068	37
Southern Co	1,686	56	Medical - Drugs (1.27%)

		577	Astellas Pharma Inc	1,200		45

Electric Products - Miscellaneous (0.04%)			AstraZeneca PLC	2,230		86
Emerson Electric Co	568	19	Bristol-Myers Squibb Co	3,461		74
			Eisai Co Ltd	1,000		36
Electronic Components - Semiconductors (0.09%)			Eli Lilly & Co	1,917		71
Intel Corp	3,519	45	Merck & Co Inc/NJ	1,112		32
			Ono Pharmaceutical Co Ltd	700		37
Electronic Parts Distribution (0.05%)			Pfizer Inc	5,473		80
Shinko Shoji Co Ltd	3,200	26	Sanofi-Aventis SA	1,214		68
			Takeda Pharmaceutical Co Ltd	1,300		61
Finance - Consumer Loans (0.06%)
			Wyeth	659		28

Takefuji Corp	4,250	30
						618

Food - Miscellaneous/Diversified (0.34%)			Medical Products (0.21%)
ConAgra Foods Inc	2,422	41	Johnson & Johnson	1,763		102
HJ Heinz Co	984	36
Kraft Foods Inc	2,643	74	Multi-Line Insurance (0.38%)
Unilever NV	658	15	Allianz SE	429		36

		166	Genworth Financial Inc	8,423		19

			Hartford Financial Services Group Inc	2,065		27
Gambling (Non-Hotel) (0.08%)
			Sampo Oyj	2,168		35
OPAP SA	1,263	37
			XL Capital Ltd	5,552		16
Hotels & Motels (0.06%)			Zurich Financial Services AG	281		51

Accor SA	775	31				184

			Multimedia (0.11%)
Import & Export (0.10%)			Vivendi	2,040		53
Sumitomo Corp	5,300	48
			Office Automation & Equipment (0.14%)
Investment Companies (0.06%)			Pitney Bowes Inc	1,525		34
Ratos AB	2,167	28	Ricoh Co Ltd	3,000		37

Leisure & Recreation Products (0.07%)						71

Sega Sammy Holdings Inc	2,900	37	Oil & Gas Drilling (0.05%)
			Patterson-UTI Energy Inc	2,695		26
Life & Health Insurance (0.28%)
Aviva PLC	7,781	35	Oil Company - Exploration & Production (0.10%)
Legal & General Group PLC	34,277	30	Crescent Point Energy Trust (a)	1,100		21
Lincoln National Corp	2,175	33	Penn West Energy Trust	2,900		27

Power Corp Of Canada	2,200	38				48

		136	Oil Company - Integrated (1.75%)

Machinery - Farm (0.07%)			BP PLC	12,883		91
Kubota Corp	6,000	33	Chevron Corp	2,062		145
			ConocoPhillips	796		38
			ENI SpA	3,684		78

Schedule of Investments
Global Diversified Income Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Integrated (continued)			Reinsurance (0.18%)
Exxon Mobil Corp	4,777 $	365	Muenchener Rueckversicherungs AG	414 $	55
Repsol YPF SA	2,202	39	SCOR SE	1,647	33

Royal Dutch Shell PLC - A Shares	1,109	28			88

Royal Dutch Shell PLC - B Shares	609	15	REITS - Apartments (2.00%)
StatoilHydro ASA	3,000	52	American Campus Communities Inc	3,100	66

		851	Apartment Investment & Management Co	4,800	43

Oil Refining & Marketing (0.24%)			Associated Estates Realty Corp	5,000	37
Hellenic Petroleum SA	2,218	16	AvalonBay Communities Inc	4,000	207
Neste Oil OYJ	2,336	34	BRE Properties Inc	5,100	130
Saras SpA	7,577	25	Camden Property Trust	3,100	82
Valero Energy Corp	1,686	40	Equity Residential	4,100	98

		115	Essex Property Trust Inc	1,800	119

Paper & Related Products (0.13%)			Home Properties Inc	2,700	97
Holmen AB	1,384	28	Northern Property Real Estate Investment
			Trust	7,300	97

MeadWestvaco Corp	2,817	33			976

		61

			REITS - Diversified (5.29%)
Pipelines (0.17%)
Spectra Energy Corp	2,717	39	Ascendas Real Estate Investment Trust	155,000	147
TransCanada Corp (a)	1,700	46	British Land Co PLC	26,100	170

		85	Colonial Properties Trust	9,100	67

			Cominar Real Estate Investment Trust	9,600	125
Property & Casualty Insurance (0.21%)			Corio NV	4,600	197
QBE Insurance Group Ltd	2,306	35	Dexus Property Group	332,600	157
RSA Insurance Group PLC	18,777	35	Duke Realty Corp	11,200	103
Travelers Cos Inc/The	769	30	Klepierre	4,900	117

		100	Land Securities Group PLC	21,400	213

Public Thoroughfares (0.06%)			Liberty International PLC	20,500	110
Transurban Group	9,638	31	Liberty Property Trust	6,400	128
			Mucklow A & J Group PLC	17,000	54
Publishing - Newspapers (0.05%)			PS Business Parks Inc	1,300	56
Gannett Co Inc	4,274	25	Segro PLC	31,800	73
			Unibail-Rodamco	3,800	509
Real Estate Management & Services (0.58%)			Vornado Realty Trust	3,400	173
Fabege AB	45,400	152
			Wereldhave Belgium NV	1,100	75
PSP Swiss Property AG (a)	3,100	131

			Wereldhave NV	1,400	100

		283

					2,574

Real Estate Operator & Developer (2.68%)
			REITS - Healthcare (2.22%)
Hongkong Land Holdings Ltd	38,000	80
			HCP Inc	11,600	271
Hysan Development Co Ltd	147,000	238
			Health Care REIT Inc	4,700	178
Leopalace21 Corp	3,500	30
			LTC Properties Inc	3,300	68
Sino Land Co	240,000	230
			Medical Properties Trust Inc	8,273	38
Sun Hung Kai Properties Ltd	82,000	726

			National Health Investors Inc	2,200	57
		1,304

			Nationwide Health Properties Inc	5,400	138
Regional Banks (0.36%)			Omega Healthcare Investors Inc	6,900	101
Capital One Financial Corp	1,359	22	Ventas Inc	8,165	227

US Bancorp	3,114	46			1,078

Wells Fargo & Co	5,619	106

			REITS - Hotels (0.37%)
		174

			Hospitality Properties Trust	5,800	78

Schedule of Investments
Global Diversified Income Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Hotels (continued)			Retail - Building Products (0.13%)
Host Hotels & Resorts Inc	10,600 $	57	Home Depot Inc	2,965 $		64
LaSalle Hotel Properties	5,400	45

		180	Retail - Regional Department Store (0.06%)

			Macy's Inc	3,390		30
REITS - Mortgage (0.08%)
Annaly Capital Management Inc	2,598	39	Savings & Loans - Thrifts (0.08%)
			New York Community Bancorp Inc	2,940		39
REITS - Office Property (2.97%)
Alexandria Real Estate Equities Inc	2,400	142	Steel - Producers (0.11%)
Alstria Office REIT-AG	7,100	45	ThyssenKrupp AG	1,693		34
Boston Properties Inc	3,671	159	Voestalpine AG	956		19

Cofinimmo	900	109				53

Commonwealth Property Office Fund	401,800	214
			Telecommunication Services (0.09%)
Mack-Cali Realty Corp	10,800	220
			Embarq Corp	1,199		43
MID Reit Inc	16	26
Nippon Building Fund Inc	27	290	Telephone - Integrated (1.07%)
Nomura Real Estate Office Fund Inc	26	164	AT&T Inc	4,962		122
SL Green Realty Corp	4,800	75	CenturyTel Inc	1,392		38

		1,444	Deutsche Telekom AG	4,728		58

REITS - Regional Malls (1.25%)			France Telecom SA	2,874		65
Macerich Co/The	7,900	116	Nippon Telegraph & Telephone Corp	1,100		53
Simon Property Group Inc	11,391	490	Qwest Communications International Inc	12,159		39

		606	Verizon Communications Inc	3,759		112

			Windstream Corp	4,075		35

REITS - Shopping Centers (3.68%)

CapitaMall Trust	126,000	131				522

Federal Realty Investment Trust	3,300	167	Television (0.15%)
Japan Retail Fund Investment Corp	44	193	CBS Corp	4,583		27
Kimco Realty Corp	14,600	210	M6-Metropole Television	1,800		29
Link REIT/The	187,500	351	Sinclair Broadcast Group Inc	10,916		20

Ramco-Gershenson Properties Trust	10,700	53				76

RioCan Real Estate Investment Trust	19,000	225	Tobacco (0.32%)
Vastned Retail NV	1,700	72	Altria Group Inc	4,364		72
Westfield Group	51,255	387	Lorillard Inc	769		46

		1,789	Reynolds American Inc	1,038		39

REITS - Storage (0.61%)						157

Public Storage	3,800	235	Toys (0.08%)
U-Store-It Trust	16,500	62	Mattel Inc	2,595		37

		297

REITS - Warehouse & Industrial (0.95%)			Transport - Marine (0.06%)
Bunnings Warehouse Property Trust	222,400	242	Deep Sea Supply PLC	24,000		31
EastGroup Properties Inc	2,400	73	Transport - Rail (0.08%)
ProLogis	15,000	150	Norfolk Southern Corp	1,031		39

		465

Retail - Apparel & Shoe (0.11%)			Transport - Services (0.06%)
Ltd Brands Inc	3,869	30	ComfortDelgro Corp Ltd	33,000		31
Right On Co Ltd	1,900	23

		53

Schedule of Investments
Global Diversified Income Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			PREFERRED STOCKS (continued)
Water (0.07%)			Life & Health Insurance (continued)
United Utilities Group PLC	4,212 $	33	Prudential PLC 6.75%	11,500 $		194

TOTAL COMMON STOCKS	$ 18,185					388

PREFERRED STOCKS (10.30%)			Money Center Banks (0.30%)
Cable/Satellite TV (0.15%)			Fleet Capital Trust IX	10,200		116
Comcast Corp 6.63%	3,500	76	National Westminster Bank Plc	4,700		31

						147

Commercial Banks (1.06%)
Barclays Bank PLC 7.75%	10,300	133	Multi-Line Insurance (1.00%)
			Aegon NV 6.375%	2,500		30
National Bank of Greece SA	3,200	60
			Aegon NV 7.25%	1,600		21
Regions Financing Trust II	5,100	92
			Allianz SE	10,600		209
VNB Capital Trust I	4,500	100
			ING Groep NV 6.38%	10,400		118
Zions Capital Trust B	5,800	129

			ING Groep NV 7.38%	8,600		111

		514

						489

Diversified Banking Institutions (0.46%)
HSBC Holdings PLC 6.20%	9,800	151	Multimedia (0.34%)
			Viacom Inc	8,500		165
Royal Bank of Scotland Group PLC 6.13%;
Series R	5,000	25
			Oil Company - Exploration & Production (0.11%)
Royal Bank of Scotland Group PLC 6.60%;
Series S	1,000	5	Nexen Inc	2,900		56
Royal Bank of Scotland Group PLC 6.75%;
Series Q	8,400	42	Property & Casualty Insurance (0.28%)

		223	Arch Capital Group Ltd 8.00%	6,200		136

Diversified Financial Services (0.27%)			Regional Banks (1.41%)
Citigroup Capital VII	10,200	117	Fleet Capital Trust VIII	5,300		73
Citigroup Capital XI	1,300	13	National City Capital Trust II	1,900		30

		130	National City Capital Trust III	1,000		16

Electric - Integrated (0.42%)			SunTrust Capital IX	4,600		99
Entergy Arkansas Inc	3,900	100	USB Capital VII	9,200		183
Entergy Louisiana LLC	4,100	103	USB Capital X	1,800		38

		203	Wachovia Capital Trust IV	1,900		34

			Wachovia Capital Trust IX	9,400		163
Finance - Investment Banker & Broker (1.05%)			Wachovia Capital Trust X	2,400		50

Credit Suisse Guernsey Ltd	10,500	194
						686

JP Morgan Chase Capital XXVI	10,700	246
Morgan Stanley Capital Trust IV	4,500	72	Reinsurance (0.17%)

		512	RenaissanceRe Holdings Ltd - Series B	4,400		82

Finance - Other Services (0.13%)			REITS - Diversified (0.11%)
National Rural Utilities Cooperative Finance			Vornado Realty Trust - Series E	3,200		55
Corp 6.10%	1,200	25
National Rural Utilities Cooperative Finance			REITS - Shopping Centers (0.22%)
Corp 6.75%	1,600	37	Kimco Realty Corp 6.65%	7,000		108

		62

Investment Management & Advisory Services (0.08%)			REITS - Storage (0.15%)
Deutsche Bank Contingent Capital Trust III	2,500	37	Public Storage Inc 6.95%; Series H	3,600		72

Life & Health Insurance (0.80%)			Special Purpose Entity (1.16%)
Prudential Financial Inc	6,900	147	CORTS Trust for Bristol Meyers Squibb	6,500		159
Prudential PLC 6.50%	2,800	47	Deutsche Bank Capital Funding Trust IX	5,600		73
			Deutsche Bank Capital Funding Trust X	5,400		77
			National City Capital Trust IV	8,100		156

Schedule of Investments
Global Diversified Income Fund
January 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

PREFERRED STOCKS (continued)			BONDS (continued)
Special Purpose Entity (continued)			Casino Hotels (continued)
PreferredPlus TR-CCR1 6.00%; Series GSC3	1,300 $	18	Wynn Las Vegas LLC / Wynn Las Vegas
PreferredPlus TR-CCR1 6.00%; Series GSC4	2,900	40	Capital Corp

PreferredPlus TR-CCR1 7.63%; Series VER1	1,700	42	6.63%, 12/ 1/2014	$ 350 $		255

		565				639

Telephone - Integrated (0.24%)			Cellular Telecommunications (1.34%)
AT&T Inc	2,200	55	America Movil SA de CV
			5.50%, 3/ 1/2014	110		104
Telephone & Data Systems Inc 7.60%	3,500	62	Cricket Communications Inc

		117	9.38%, 11/ 1/2014	100		91

Television (0.39%)			MetroPCS Wireless Inc
CBS Corp 6.75%	3,400	51	9.25%, 11/ 1/2014	100		93
CBS Corp 7.25%	8,800	138	Mobile Telesystems Finance SA

		189	8.38%, 10/14/2010 (c)	110		106
			SK Telecom Co Ltd

TOTAL PREFERRED STOCKS	$ 5,012		4.25%, 4/ 1/2011 (c)	120		114

	Principal		VIP Finance Ireland Ltd for OJSC Vimpel
			Communications
	Amount	Value	8.38%, 4/30/2013 (c)	200		146

	(000's)	(000's)

						654

BONDS (31.49%)
Airlines (0.47%)			Chemicals - Specialty (0.40%)
Delta Air Lines Inc			Nalco Co
7.57%, 11/18/2010	$ 250	228	7.75%, 11/15/2011	200		193

Beverages - Wine & Spirits (0.76%)			Coal (0.50%)
Constellation Brands Inc			Peabody Energy Corp
8.38%, 12/15/2014	370	368	6.88%, 3/15/2013	250		244

Brewery (0.23%)			Commercial Banks (0.20%)
Cia de Bebidas das Americas			VTB Capital SA
8.75%, 9/15/2013	100	110	6.61%, 10/31/2012 (c)	125		99

Broadcasting Services & Programming (0.18%)			Commercial Services (0.41%)
Grupo Televisa SA			Iron Mountain Inc
6.00%, 5/15/2018	100	86	8.63%, 4/ 1/2013	200		199

Building - Residential & Commercial (1.17%)			Containers - Metal & Glass (0.05%)
DR Horton Inc			Vitro SAB de CV
8.00%, 2/ 1/2009	570	570	8.63%, 2/ 1/2012	100		24

Cable/Satellite TV (0.69%)			Cruise Lines (0.40%)
CSC Holdings Inc/United States			Royal Caribbean Cruises Ltd
8.50%, 4/15/2014 (c)	20	20	6.88%, 12/ 1/2013	325		195
Echostar DBS Corp
6.63%, 10/ 1/2014	350	318	Data Processing & Management (0.24%)

		338	First Data Corp

			9.88%, 9/24/2015	205		115
Casino Hotels (1.31%)
MGM Mirage			Diversified Financial Services (0.24%)
8.50%, 9/15/2010	160	129	TNK-BP Finance SA
13.00%, 11/15/2013 (c)	280	255	6.13%, 3/20/2012 (c)	150		115

Schedule of Investments
Global Diversified Income Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Diversified Minerals (0.22%)			Mutual Insurance (0.18%)
Vale Overseas Ltd			Liberty Mutual Group Inc
6.25%, 1/23/2017	$ 110 $	105	10.75%, 6/15/2058 (c)(d)	$ 150 $	90

Diversified Operations (1.24%)			Non-Ferrous Metals (0.22%)
Hutchison Whampoa International 03/13 Ltd			Corp Nacional del Cobre de Chile - CODELCO
6.50%, 2/13/2013 (c)	120	122	6.15%, 10/24/2036 (c)	145	105
Leucadia National Corp
7.13%, 3/15/2017	185	136	Non-Hazardous Waste Disposal (1.01%)
Noble Group Ltd			Allied Waste North America Inc
8.50%, 5/30/2013 (c)	150	115	5.75%, 2/15/2011	500	490
Susser Holdings LLC & Susser Finance Corp
10.63%, 12/15/2013	250	232	Oil Company - Exploration & Production (2.76%)

		605	Chesapeake Energy Corp

			7.63%, 7/15/2013	375	345
Electric - Generation (2.19%)			9.50%, 2/15/2015 (e)	15	15
AES Corp/The			Gaz Capital SA
8.75%, 5/15/2013 (c)	300	301	7.51%, 7/31/2013 (c)	150	119
Midwest Generation LLC			KazMunaiGaz Finance Sub BV
8.56%, 1/ 2/2016	376	366	8.38%, 7/ 2/2013 (c)	150	122
Reliant Energy Mid-Atlantic Power Holdings			PetroHawk Energy Corp
LLC			9.13%, 7/15/2013	340	313
9.24%, 7/ 2/2017	416	400

		1,067	10.50%, 8/ 1/2014 (c)	35	33

			Pioneer Natural Resources Co
Electric - Integrated (1.20%)			6.65%, 3/15/2017	500	398

CenterPoint Energy Houston Electric LLC					1,345

7.00%, 3/ 1/2014	350	360
Texas Competitive Electric Holdings Co LLC			Oil Company - Integrated (0.23%)
10.50%, 11/ 1/2015 (c)(d)	300	222	Petrobras International Finance Co

		582	9.13%, 7/ 2/2013	100	113

Electric - Transmission (0.20%)			Oil Refining & Marketing (0.30%)
EEB International Ltd			GS-Caltex Corp
8.75%, 10/31/2014 (c)	100	96	5.50%, 4/24/2017 (c)	150	95
			Tesoro Corp
Electronics - Military (0.69%)			6.63%, 11/ 1/2015	65	51

L-3 Communications Corp					146

7.63%, 6/15/2012	340	338
			Paper & Related Products (0.06%)
Food - Retail (0.53%)			Cascades Inc
Ingles Markets Inc			7.25%, 2/15/2013	55	31
8.88%, 12/ 1/2011	275	260
			Petrochemicals (0.23%)
Medical - Outpatient & Home Medical Care (0.19%)			Braskem Finance Ltd
Select Medical Corp			7.25%, 6/ 5/2018 (c)	140	111
7.63%, 2/ 1/2015	150	94
			Pipelines (0.91%)
Medical Instruments (0.80%)			Copano Energy LLC / Copano Energy Finance
Boston Scientific Corp			Corp
4.25%, 1/12/2011	120	114	8.13%, 3/ 1/2016	140	115
6.40%, 6/15/2016	300	275	El Paso Corp

			7.25%, 6/ 1/2018	150	137
		389	Tennessee Gas Pipeline Co

			8.00%, 2/ 1/2016 (c)	190	189

					441

Schedule of Investments
Global Diversified Income Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
REITS - Hotels (0.28%)			Special Purpose Entity (0.90%)
Host Hotels & Resorts LP			AES Red Oak LLC
7.13%, 11/ 1/2013	$ 160 $	138	8.54%, 11/30/2019	$ 209 $	197
			Fresenius US Finance II Inc
REITS - Mortgage (0.56%)			9.00%, 7/15/2015 (c)	85	85
iStar Financial Inc			Independencia International Ltd
5.88%, 3/15/2016	735	272	9.88%, 5/15/2015 (c)	200	126
			Snoqualmie Entertainment Authority
Rental - Auto & Equipment (0.41%)			9.13%, 2/ 1/2015 (c)	50	31

H&E Equipment Services Inc					439

8.38%, 7/15/2016	200	119
United Rentals North America Inc			Steel - Producers (0.65%)
6.50%, 2/15/2012	100	82	Evraz Group SA

		201	8.88%, 4/24/2013 (c)	150	93

			Steel Dynamics Inc
Retail - Discount (0.15%)			6.75%, 4/ 1/2015	190	151
Dollar General Corp			7.75%, 4/15/2016 (c)	90	72

11.88%, 7/15/2017	80	74			316

Retail - Propane Distribution (0.08%)			Steel - Specialty (0.45%)
Inergy LP/Inergy Finance Corp			CSN Islands VIII Corp
8.75%, 3/ 1/2015 (c)(e)	40	38	9.75%, 12/16/2013 (c)	100	106
			GTL Trade Finance Inc
Rubber - Tires (0.26%)			7.25%, 10/20/2017 (c)(d)	125	111

Goodyear Tire & Rubber Co/The					217

8.63%, 12/ 1/2011	130	124
			Telecommunication Services (0.83%)
Satellite Telecommunications (0.18%)			Digicel Group Ltd
Intelsat Subsidiary Holding Co Ltd			8.88%, 1/15/2015 (c)	150	110
8.88%, 1/15/2015 (c)(e)	95	87	Globo Comunicacoe e Participacoes SA
			7.25%, 4/26/2022 (c)	100	93
Sovereign (1.69%)			Qwest Corp
Brazilian Government International Bond			8.88%, 3/15/2012 (d)	200	199

10.25%, 6/17/2013	90	108			402

Colombia Government International Bond			Telephone - Integrated (2.43%)
10.00%, 1/23/2012	90	101	KT Corp
Indonesia Government International Bond			5.88%, 6/24/2014 (c)	110	99
6.75%, 3/10/2014 (c)	150	135	Sprint Nextel Corp
Mexico Government International Bond			1.87%, 6/28/2010 (d)	430	367
8.38%, 1/14/2011	100	111	Telecom Italia Capital SA
5.88%, 1/15/2014	120	122	5.25%, 11/15/2013	360	324
Panama Government International Bond			Windstream Corp
7.25%, 3/15/2015	125	130	8.63%, 8/ 1/2016	400	394

Philippine Government International Bond					1,184

8.25%, 1/15/2014	110	116

		823	Transport - Services (0.22%)

			TGI International Ltd
Sovereign Agency (0.31%)			9.50%, 10/ 3/2017 (c)	110	105
RSHB Capital SA for OJSC Russian
Agricultural Bank			Wireless Equipment (0.08%)
7.13%, 1/14/2014 (c)	200	152	Crown Castle International Corp
			9.00%, 1/15/2015	40	39

Special Purpose Banks (0.26%)
			TOTAL BONDS	$ 15,323

Korea Development Bank
5.30%, 1/17/2013	140	127

Schedule of Investments
Global Diversified Income Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (12.41%)			SENIOR FLOATING RATE INTERESTS (continued)
Auto - Car & Light Trucks (0.33%)			Music (0.59%)
Ford Motor Co, Term Loan B			WMG Acquisition Corp; Term Loan
0.00%, 12/16/2013 (d)	$ 450 $	161	3.34%, 2/28/2010 (d)	$ 345 $	288

Cable TV (1.91%)			Physician Practice Management (0.45%)
CSC Holdings Inc, Term Loan B			US Oncology Inc, Term Loan
0.00%, 3/30/2013 (d)(f)	500	449	5.76%, 8/20/2011 (d)	250	220
Direct TV Holdings LLC; Term Loan
0.00%, 4/13/2013 (d)(f)	500	481	Property & Casualty Insurance (0.29%)

		930	Asurion Corp, Term Loan B

			0.00%, 7/ 7/2014 (d)(f)	200	144
Casino Hotels (0.35%)
Harrah's Operating Co Inc, Term Loan B2			Publishing - Periodicals (0.49%)
0.00%, 1/28/2015 (d)(f)	275	170	Nielsen Finance LLC / Nielsen Finance Corp,
			Term Loan B
Commercial Services (0.56%)			3.88%, 8/ 9/2013 (d)	299	240
Aramark Corp, Term Loan B
4.19%, 1/26/2014 (d)	315	275	Satellite Telecommunications (0.88%)
			Panamsat Corp, Term Loan B
Containers - Paper & Plastic (0.43%)			3.93%, 1/ 3/2014 (d)	499	427
Graphics Packaging Corp; Term Loan
3.71%, 5/16/2014 (d)	250	209	Theaters (0.85%)
			AMC Entertainment Inc, Term Loan
Diversified Operations & Commercial Services (0.04%)			0.00%, 1/30/2013 (d)(f)	235	205
Aramark Corp, Term Loan LOC			Cinemark USA Inc, Term Loan C
3.33%, 1/26/2014 (d)	20	17	2.53%, 3/31/2011 (d)	244	206

					411
Electric - Integrated (0.71%)

Texas Competitive Electric Holdings			TOTAL SENIOR FLOATING RATE INTERESTS	$ 6,041

Company, Term Loan B3
3.91%, 10/10/2014 (d)	499	346	SHORT TERM INVESTMENTS (12.14%)
			Commercial Paper (12.14%)
Food - Confectionery (0.81%)			Investment in Joint Trading Account; HSBC
Wrigley WM Jr Co; Term Loan B			Funding
6.50%, 9/30/2014 (d)	400	392	0.27%, 2/ 2/2009	$ 2,953 $	2,953
			Investment in Joint Trading Account;
Health Care Services (0.87%)			Prudential Funding
			0.27%, 2/ 2/2009	2,954	2,954

Community Health Systems Inc, Term Loan B
0.00%, 7/25/2014 (d)(f)	500	422			5,907

			TOTAL SHORT TERM INVESTMENTS	$ 5,907

Independent Power Producer (0.76%)
			Total Investments	$ 50,468
NRG Energy Inc, Term Loan
0.00%, 2/ 1/2013 (d)(f)	400	370	Liabilities in Excess of Other Assets, Net - (3.71)%		(1,807)

			TOTAL NET ASSETS - 100.00%	$ 48,661

Machinery - General Industry (0.39%)
Manitowoc Company Inc, Term Loan B
6.50%, 4/14/2014 (d)	250	190

Medical - Hospitals (1.10%)
HCA Inc, Term Loan B1
3.71%, 11/18/2013 (d)	648	536

Medical Products (0.60%)
Biomet Inc, Term Loan B
0.00%, 3/25/2015 (d)(f)	330	293

Schedule of Investments
Global Diversified Income Fund
January 31, 2009 (unaudited)

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $4,018 or 8.26% of net assets.
(d) Variable Rate. Rate shown is in effect at January 31, 2009.
(e) Security purchased on a when-issued basis.
(f)	This Senior Floating Rate Note will settle after January 31, 2009, at which time the interest rate will be determined.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 1,884
Unrealized Depreciation	(2,870)

Net Unrealized Appreciation (Depreciation)	(986)
Cost for federal income tax purposes	51,454
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent

United States	70.03%
United Kingdom	3.75%
Hong Kong	3.61%
Japan	2.91%
Australia	2.43%
France	2.10%
Luxembourg	2.07%
Bermuda	2.00%
Canada	1.83%
Netherlands	1.70%
Cayman Islands	1.61%
Germany	1.01%
Mexico	0.92%
Brazil	0.90%
Korea, Republic Of	0.90%
Switzerland	0.77%
Singapore	0.63%
Sweden	0.60%
Spain	0.41%
Liberia	0.40%
Belgium	0.38%
Italy	0.37%
Ireland	0.30%
Indonesia	0.28%
Panama	0.27%
Philippines	0.24%
Greece	0.23%
Virgin Islands, British	0.23%
Chile	0.21%
Colombia	0.21%
Norway	0.17%
Finland	0.14%
Cyprus	0.06%
Austria	0.04%
Liabilities in Excess of Other Assets, Net	(3.71%)

TOTAL NET ASSETS	100.00%

Schedule of Investments

Global Real Estate Securities Fund

January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.03%)			COMMON STOCKS (continued)

Building - Residential & Commercial (0.01%)			REITS - Diversified (continued)

Becton Property Group	6,615 $	-	Babcock & Brown Japan Property Trust	21,444 $		5

			Befimmo SCA	178		17

Private Corrections (0.84%)			British Land Co PLC	5,177		34

Corrections Corp of America (a)	2,300	32	Canadian Real Estate Investment Trust	1,600		26

			Colonial Properties Trust	1,700		13
Public Thoroughfares (0.43%)
			Cominar Real Estate Investment Trust	1,500		20
Macquarie Infrastructure Group	16,150	16
			Corio NV	877		38

Real Estate Management & Services (7.11%)			Cromwell Group	88,619		27

Aeon Mall Co Ltd	1,019	14	Derwent London PLC	1,016		9

Castellum AB	2,180	14	Dexus Property Group	4,448		2

Citycon Oyj	4,536	9	Digital Realty Trust Inc	1,455		46

Conwert Immobilien Invest SE (a)	2,194	13	Fonciere Des Regions	248		15

Deutsche Euroshop AG	594	17	Goodman Group	20,501		9

Fabege AB	2,797	9	GPT Group	48,495		23

Hufvudstaden AB	2,550	15	Hammerson PLC	3,988		23

Mitsubishi Estate Co Ltd	8,677	114	Klepierre	1,062		25

PSP Swiss Property AG (a)	761	32	Land Securities Group PLC	5,454		54

Servcorp Ltd	22,036	31	Liberty International PLC	4,807		26

		268	Mercialys SA	315		9

			Mirvac Group	38,534		27

Real Estate Operator & Developer (19.33%)			Mirvac Industrial Trust	67,680		5
APN Property Group Ltd	29,210	4
			Mucklow A & J Group PLC	2,376		8
CapitaLand Ltd	16,579	26
			PS Business Parks Inc	833		36
China Overseas Land & Investment Ltd	71,519	94
			Segro PLC	3,371		8
China Resources Land Ltd	30,716	35
			Stockland	16,688		38
FKP Property Group	27,161	8
			Unibail-Rodamco	1,033		138
Hang Lung Properties Ltd	21,476	48
			Vastned Offices/Industrial	1,047		11
Helical Bar PLC	3,812	17
			Vornado Realty Trust	1,491		76
Hongkong Land Holdings Ltd	12,238	26
			Wereldhave Belgium NV	77		5
Hysan Development Co Ltd	26,985	44
			Wereldhave NV	307		22

Mitsui Fudosan Co Ltd	8,393	108
						821

Sino Land Co	41,052	39

Sumitomo Realty & Development Co Ltd	5,647	65	REITS - Healthcare (7.66%)

Sun Hung Kai Properties Ltd	24,087	213	HCP Inc	2,315		54

		727	Health Care REIT Inc	664		25

			LTC Properties Inc	1,089		23

REITS - Apartments (6.84%)			Medical Properties Trust Inc	1,610		7
American Campus Communities Inc	1,025	22
			National Health Investors Inc	759		20
Apartment Investment & Management Co	1,200	11
			Nationwide Health Properties Inc	2,174		55
AvalonBay Communities Inc	757	39
			Omega Healthcare Investors Inc	1,922		28
Boardwalk Real Estate Investment Trust (a)	1,000	22
			Parkway Life Real Estate Investment Trust	34,381		18
BRE Properties Inc	900	23
			Ventas Inc	2,070		58

Equity Residential	1,427	34
						288

Essex Property Trust Inc	659	43

Home Properties Inc	1,254	45	REITS - Hotels (1.14%)

Northern Property Real Estate Investment			DiamondRock Hospitality Co	900		4
Trust	1,350	18	Hospitality Properties Trust	1,600		21

		257	Host Hotels & Resorts Inc	2,241		12

REITS - Diversified (21.82%)			LaSalle Hotel Properties	700		6

Ascendas Real Estate Investment Trust	27,616	26				43

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			CONVERTIBLE BONDS (0.75%)
REITS - Manufactured Homes (0.50%)			REITS - Apartments (0.27%)
Equity Lifestyle Properties Inc	500 $	19	BRE Properties Inc
			4.13%, 8/15/2026	$ 6 $	5
REITS - Office Property (7.45%)			UDR Inc
Alexandria Real Estate Equities Inc	637	38	4.00%, 12/15/2035	6	5

Boston Properties Inc	1,495	65			10

Cofinimmo	69	8	REITS - Office Property (0.20%)
Corporate Office Properties Trust SBI MD	280	7	Kilroy Realty LP
ING Office Fund	16,867	5	3.25%, 4/15/2012 (b)	12	7
Nippon Building Fund Inc	9	96
Nomura Real Estate Office Fund Inc	2	13	REITS - Shopping Centers (0.28%)
Reckson New York Property Trust	44,246	3	Acadia Realty Trust
SL Green Realty Corp	900	14	3.75%, 12/15/2026	5	4
Societe Immobiliere de Location pour			Weingarten Realty Investors
l'Industrie et le Commerce	284	25	3.95%, 8/ 1/2026	10	7

Tishman Speyer Office Fund	56,762	6			11

		280	TOTAL CONVERTIBLE BONDS	$ 28

REITS - Regional Malls (4.41%)			Total Investments	$ 3,641
Macerich Co/The	2,100	31	Other Assets in Excess of Liabilities, Net - 3.22%		121

Simon Property Group Inc	2,690	116	TOTAL NET ASSETS - 100.00%	$ 3,762

Taubman Centers Inc	980	19

		166

			(a) Non-Income Producing Security
REITS - Shopping Centers (14.40%)
			(b)	Security exempt from registration under Rule 144A of the Securities Act
Acadia Realty Trust	1,300	15	of 1933. These securities may be resold in transactions exempt from
CapitaMall Trust	26,626	28	registration, normally to qualified institutional buyers. Unless otherwise
Federal Realty Investment Trust	1,420	72	indicated, these securities are not considered illiquid. At the end of the
Japan Retail Fund Investment Corp	5	22	period, the value of these securities totaled $7 or 0.19% of net assets.
Kimco Realty Corp	1,360	20	Unrealized Appreciation (Depreciation)
Link REIT/The	40,960	77	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Macquarie CountryWide Trust	105,015	16	of investments held by the fund as of the period end were as follows:
Macquarie DDR Trust	237,409	8
Ramco-Gershenson Properties Trust	400	2	Unrealized Appreciation	$ 50
RioCan Real Estate Investment Trust	4,000	47	Unrealized Depreciation		(2,914)

Saul Centers Inc	900	29	Net Unrealized Appreciation (Depreciation)		(2,864)
Tanger Factory Outlet Centers	1,520	46	Cost for federal income tax purposes		6,505
Urstadt Biddle Properties Inc	1,650	24	All dollar amounts are shown in thousands (000's)
Vastned Retail NV	346	15
Westfield Group	16,010	121

		542

REITS - Storage (2.66%)
Public Storage	1,620	100

REITS - Warehouse & Industrial (1.33%)
AMB Property Corp	1,400	23
ProLogis	2,743	27

		50

Storage & Warehousing (0.10%)
Safestore Holdings Plc	4,073	4

TOTAL COMMON STOCKS	$ 3,613

Schedule of Investments Global Real Estate Securities Fund

January 31, 2009 (unaudited)

Portfolio Summary (unaudited)

Country	Percent

United States	37.97%
Hong Kong	15.31%
Japan	11.48%
Australia	9.41%
France	5.66%
United Kingdom	4.85%
Canada	3.54%
Singapore	2.58%
Netherlands	2.27%
Sweden	1.02%
Switzerland	0.86%
Belgium	0.81%
Germany	0.43%
Austria	0.35%
Finland	0.24%
Other Assets in Excess of Liabilities, Net	3.22%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Currency Contracts	15.41%

		Schedule of Investments
		Global Real Estate Securities Fund
		January 31, 2009 (unaudited)

		Foreign Currency Contracts
					Net Unrealized
Foreign Currency	Delivery	Contracts			Appreciation
Purchase Contracts	Date	to Accept	In Exchange For	Value	(Depreciation)

Australian Dollar	2/13/2009	9,893	$6	$6	$ -
British Pound	2/13/2009	15,138	22	22	-
Canadian Dollar	2/13/2009	4,861	4	4	-
Euro	2/13/2009	28,299	38	36	(2)
Japanese Yen	2/13/2009	14,235,993	158	158	-
New Zealand Dollar	2/13/2009	9,837	6	5	(1)
Norwegian Krone	2/13/2009	17,299	2	2	-
Poland Zloty	2/13/2009	26,903	9	8	(1)
Singapore Dollar	2/13/2009	41,637	28	28	-
Swedish Krona	2/13/2009	2,582	-	-	-
Swiss Franc	2/13/2009	8,170	7	7	-

					Net Unrealized
Foreign Currency	Delivery	Contracts			Appreciation
Sale Contracts	Date	to Deliver	In Exchange For	Value	(Depreciation)

Australian Dollar	2/13/2009	251,298	$171	$160	$11
British Pound	2/13/2009	3,790	5	5	-
Euro	2/13/2008	25,954	35	34	1
Hong Kong Dollar	2/13/2009	702,677	91	91	-
Swedish Krona	2/13/2009	110,887	14	13	1

All dollar amounts are shown in thousands (000's)

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (29.76%)			BONDS (continued)
Asset Backed Securities (3.40%)			Mortgage Backed Securities (18.37%)
Chase Funding Mortgage Loan Asset-Backed			Banc of America Commercial Mortgage Inc
Certificates			0.31%, 3/11/2041 (a)(c)	$ 29,181 $	156
0.68%, 9/25/2033 (a)	$ 187 $	144	Banc of America Funding Corp
0.85%, 12/25/2033 (a)	347	264	0.44%, 7/20/2036 (a)	1,616	1,407
Countrywide Asset-Backed Certificates			0.64%, 7/20/2036 (a)	1,457	244
0.56%, 6/25/2037 (a)	3,500	1,204	Bear Stearns Alt-A Trust
Credit-Based Asset Servicing and			0.56%, 4/25/2037 (a)	983	273
Securitization LLC			Bear Stearns Commercial Mortgage Securities
0.56%, 3/25/2036 (a)	2,000	1,488	0.84%, 2/11/2041 (a)(c)	7,907	186
GMAC Mortgage Corp Loan Trust			Chase Mortgage Finance Corp
0.57%, 8/25/2035 (a)	712	162	5.00%, 7/25/2037 (a)	1,659	1,063
Long Beach Mortgage Loan Trust			Commercial Mortgage Pass Through Certificates
0.50%, 10/25/2036 (a)	2,000	1,323	0.08%, 12/10/2046 (a)(c)	25,842	175
SACO I Inc			Countrywide Alternative Loan Trust
0.53%, 6/25/2036 (a)	1,013	601	0.69%, 5/25/2035 (a)	310	81
Saxon Asset Securities Trust			Credit Suisse Mortgage Capital Certificates
0.55%, 3/25/2036 (a)	4,838	3,784	5.47%, 9/15/2039	4,500	2,915
Structured Asset Investment Loan Trust			5.81%, 9/15/2039 (a)	1,000	418
0.61%, 1/25/2036 (a)	1,542	1,189
			0.12%, 12/15/2039	16,792	159
Swift Master Auto Receivables Trust
0.43%, 6/15/2012 (a)	2,750	1,650	5.38%, 2/15/2040 (a)	2,650	1,455

		11,809	6.22%, 2/15/2041 (a)(c)	1,250	556

			Fannie Mae
Diversified Banking Institutions (0.77%)			0.69%, 10/25/2018 (a)	478	470
Goldman Sachs Group Inc/The			5.00%, 8/25/2026	1,961	2,000
3.25%, 6/15/2012	2,600	2,668	0.29%, 3/25/2036	28,219	311
			6.50%, 2/25/2047	2,405	2,556
Finance - Mortgage Loan/Banker (4.29%)
Fannie Mae			Fannie Mae Grantor Trust
5.00%, 5/11/2017 (b)	6,750	7,319	0.74%, 5/25/2035 (a)	1,831	1,844
6.63%, 11/15/2030	1,300	1,666	Fannie Mae Whole Loan
			0.54%, 5/25/2035 (a)	1,857	1,815
Freddie Mac
5.75%, 6/27/2016	2,400	2,425	Federal Home Loan Banks
			5.46%, 11/27/2015	2,671	2,740
SLM Student Loan Trust
1.25%, 10/25/2016 (a)	1,070	1,060	Freddie Mac
			4.50%, 7/15/2017	4,900	5,000
2.19%, 9/17/2018 (a)	2,525	2,442	0.63%, 6/15/2018 (a)	2,855	2,802

		14,912	0.73%, 7/15/2023 (a)	4,897	4,799

Home Equity - Other (2.93%)			5.50%, 9/15/2031 (a)	1,375	1,402
ACE Securities Corp			0.73%, 9/15/2033 (a)	299	291
0.60%, 9/25/2035 (a)	17	16	GE Capital Commercial Mortgage Corp
American Home Mortgage Investment Trust			5.61%, 4/10/2017 (a)	3,475	1,522
0.58%, 11/25/2030 (a)	1,889	753	G-Force LLC
Asset Backed Securities Corp Home Equity			0.69%, 12/25/2039 (a)(c)	2,800	1,913
0.49%, 7/25/2036 (a)	3,144	2,809	Ginnie Mae
First NLC Trust			1.29%, 10/16/2012 (a)	52,085	1,590
0.62%, 5/25/2035 (a)	1,628	1,318	3.89%, 7/16/2026	1,549	1,561
JP Morgan Mortgage Acquisition Corp			5.08%, 1/16/2030 (a)	1,480	1,520
0.65%, 7/25/2035 (a)	257	252	4.26%, 2/16/2032	2,256	2,283
Morgan Stanley Home Equity Loan Trust
0.56%, 2/25/2036 (a)	5,148	4,402	0.92%, 6/17/2045 (a)	34,308	1,485
Soundview Home Equity Loan Trust			0.71%, 11/16/2045	3,471	147
0.48%, 7/25/2036 (a)	665	640	1.11%, 5/16/2046 (a)	10,574	547

		10,190	1.06%, 10/16/2046	15,648	961

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Mortgage Backed Securities (continued)			OBLIGATIONS (continued)
Greenpoint Mortgage Funding Trust			Federal Home Loan Mortgage Corporation
0.69%, 6/25/2045 (a)	$ 213 $	51	(FHLMC) (continued)
			4.50%, 1/ 1/2024	$ 1,715 $	1,739
Impac CMB Trust			5.00%, 10/ 1/2025	1,065	1,086
0.70%, 4/25/2035 (a)	588	166
Indymac Index Mortgage Loan Trust			6.00%, 6/ 1/2028	82	85
0.72%, 4/25/2035 (a)	288	74	5.50%, 1/ 1/2029	22	23
JP Morgan Chase Commercial Mortgage			5.50%, 3/ 1/2029	17	17
Securities Corp			6.50%, 3/ 1/2029	59	62
5.82%, 6/15/2049 (a)	2,225	859	8.00%, 8/ 1/2030	3	3
JP Morgan Mortgage Trust			8.00%, 11/ 1/2030	2	3
4.95%, 11/25/2035 (a)	3,000	2,170	7.50%, 12/ 1/2030	23	24
5.35%, 4/25/2036 (a)	352	336	7.00%, 1/ 1/2031	10	11
5.82%, 6/25/2036 (a)	1,600	641	7.50%, 2/ 1/2031	12	13
5.95%, 8/25/2036 (a)	2,400	1,395	6.50%, 6/ 1/2031	4	4
6.00%, 8/25/2036 (a)	2,276	1,465	6.00%, 10/ 1/2031	38	39
5.55%, 10/25/2036 (a)	4,725	2,289	6.00%, 2/ 1/2032	90	94
5.80%, 1/25/2037 (a)	2,995	2,235	6.50%, 2/ 1/2032	29	30
LB-UBS Commercial Mortgage Trust			6.50%, 2/ 1/2032	94	99
0.12%, 11/15/2038 (a)(c)	13,331	131
			6.50%, 4/ 1/2032	77	81
0.07%, 2/15/2040 (a)(c)	5,919	37	7.50%, 4/ 1/2032	146	155
0.50%, 2/15/2040 (a)	7,421	150	6.50%, 8/ 1/2032	217	227
Merrill Lynch/Countrywide Commercial			6.50%, 8/ 1/2032	100	105
Mortgage Trust
0.15%, 12/12/2049 (a)(c)	49,382	414	5.00%, 12/ 1/2032	903	921
Morgan Stanley Capital I			5.50%, 5/ 1/2033	549	564
0.12%, 12/15/2043 (a)(c)	27,025	204	5.50%, 10/ 1/2033	197	202
Residential Accredit Loans Inc			5.50%, 12/ 1/2033	4,733	4,861
0.54%, 2/25/2037 (a)	1,278	455	5.00%, 1/ 1/2034	6,559	6,687
0.58%, 7/25/2037 (a)	2,362	1,125	5.00%, 5/ 1/2034	1,413	1,439
WaMu Mortgage Pass Through Certificates			6.00%, 9/ 1/2034	964	998
0.79%, 7/25/2044 (a)	217	153	5.00%, 12/ 1/2034	479	488
0.62%, 4/25/2045 (a)	472	224	6.00%, 2/ 1/2035	684	708
Washington Mutual Alternative Mortgage			6.50%, 4/ 1/2035	63	66
Pass-Through Certificates			5.00%, 5/ 1/2035	1,158	1,178
0.67%, 6/25/2046 (a)	3,581	597

			5.00%, 7/ 1/2035	66	67
		63,818
			5.00%, 7/ 1/2035	643	655

TOTAL BONDS	$ 103,397		5.00%, 10/ 1/2035	123	125

U.S. GOVERNMENT & GOVERNMENT AGENCY			5.00%, 11/ 1/2035	4,918	5,003
OBLIGATIONS (72.06%)			6.00%, 8/ 1/2036	3,262	3,370
Federal Home Loan Mortgage Corporation			6.00%, 10/ 1/2036 (a)	824	852
(FHLMC) (22.14%)			7.00%, 1/ 1/2037	2,109	2,219
5.00%, 2/ 1/2039 (d)	990	1,005
			6.50%, 2/ 1/2037	411	429
5.50%, 2/ 1/2039 (d)	1,520	1,555
			6.00%, 3/ 1/2037	1,518	1,568
6.00%, 2/ 1/2039 (d)	2,550	2,631
			6.00%, 4/ 1/2037	4,021	4,154
6.50%, 6/ 1/2017	213	223
			6.00%, 5/ 1/2037	1,235	1,275
6.00%, 7/ 1/2017	82	86
			5.50%, 7/ 1/2037	696	713
5.50%, 4/ 1/2018	615	637
			6.50%, 12/ 1/2037	954	996
5.50%, 12/ 1/2018	2	3
			6.00%, 1/ 1/2038 (a)	477	492
5.00%, 1/ 1/2019	1,381	1,420
			6.00%, 1/ 1/2038	3,791	3,915
6.00%, 1/ 1/2021	266	277
			6.00%, 3/ 1/2038	859	887
6.50%, 8/ 1/2022	332	348
			5.50%, 4/ 1/2038	497	509

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal National Mortgage Association (FNMA)
(FHLMC) (continued)			(continued)
6.00%, 4/ 1/2038	$ 1,559 $	1,610	6.00%, 12/ 1/2031	$ 93 $	96
5.50%, 5/ 1/2038	1,062	1,087	6.00%, 12/ 1/2031	35	36
6.00%, 6/ 1/2038	2,333	2,410	6.50%, 12/ 1/2031	16	17
6.00%, 7/ 1/2038	3,683	3,803	6.50%, 4/ 1/2032	79	83
5.18%, 10/ 1/2032 (a)	8	8	7.50%, 8/ 1/2032	108	114
5.25%, 9/ 1/2033 (a)	107	108	6.00%, 11/ 1/2032	132	137
4.65%, 8/ 1/2035 (a)	1,559	1,570	4.54%, 3/ 1/2033 (a)	799	804
6.78%, 3/ 1/2036 (a)	1,139	1,180	5.50%, 3/ 1/2033	5,364	5,515
6.50%, 7/ 1/2036 (a)	2,061	2,135	5.50%, 9/ 1/2033	2,474	2,542
5.87%, 11/ 1/2036 (a)	306	318	6.13%, 11/ 1/2033 (a)	13	14
6.51%, 1/ 1/2037 (a)	1,536	1,597	5.09%, 12/ 1/2033 (a)	668	686
5.69%, 6/ 1/2037 (a)	1,282	1,328	4.94%, 9/ 1/2034 (a)	3,116	3,128
5.69%, 6/ 1/2037 (a)	2,269	2,350	5.00%, 4/ 1/2035	982	1,001

		76,930	5.00%, 5/ 1/2035	1,325	1,349

Federal National Mortgage Association (FNMA) (34.03%)			5.00%, 7/ 1/2035	470	479
5.50%, 2/ 1/2039 (d)	13,400	13,714	5.00%, 7/ 1/2035	3,503	3,568
4.50%, 3/ 1/2039 (d)	5,010	5,026	5.15%, 7/ 1/2035 (a)	1,081	1,087
6.00%, 5/ 1/2009	3	3	5.00%, 8/ 1/2035	598	609
4.50%, 3/ 1/2010	41	41	5.07%, 8/ 1/2035 (a)	4,120	4,220
6.50%, 4/ 1/2010	9	9	5.50%, 9/ 1/2035	1,617	1,657
6.50%, 6/ 1/2016	25	26	5.59%, 11/ 1/2035 (a)	903	935
6.00%, 1/ 1/2017	66	69	6.50%, 4/ 1/2036	117	122
6.00%, 4/ 1/2017	136	142	6.50%, 8/ 1/2036	1,956	2,040
5.50%, 9/ 1/2017	330	342	6.50%, 8/ 1/2036	798	833
5.50%, 9/ 1/2017	78	81	6.00%, 9/ 1/2036	1,805	1,863
5.00%, 1/ 1/2018	530	546	6.50%, 10/ 1/2036	460	479
5.50%, 3/ 1/2018	339	351	6.50%, 11/ 1/2036	516	538
5.00%, 11/ 1/2018	1,947	2,003	5.50%, 2/ 1/2037	3,570	3,658
5.00%, 4/ 1/2019	498	511	5.50%, 2/ 1/2037	113	116
5.50%, 6/ 1/2019	83	85	5.74%, 5/ 1/2037 (a)	3,883	4,034
5.50%, 6/ 1/2019	112	115	6.20%, 5/ 1/2037 (a)	1,813	1,877
5.50%, 7/ 1/2019	239	247	5.00%, 6/ 1/2037	9,359	9,525
5.50%, 7/ 1/2019	51	53	5.50%, 6/ 1/2037	1,670	1,711
5.50%, 7/ 1/2019	105	109	6.50%, 7/ 1/2037	206	215
5.50%, 7/ 1/2019	122	126	6.50%, 7/ 1/2037	268	279
5.50%, 7/ 1/2019	236	243	6.50%, 8/ 1/2037	898	937
5.50%, 8/ 1/2019	60	62	6.50%, 10/ 1/2037	1,231	1,284
5.50%, 8/ 1/2019	437	452	6.00%, 11/ 1/2037	2,061	2,126
5.50%, 9/ 1/2019	436	450	6.50%, 1/ 1/2038	124	130
4.50%, 12/ 1/2019	570	580	5.50%, 2/ 1/2038	3,368	3,450
4.50%, 1/ 1/2020	1,867	1,900	6.00%, 2/ 1/2038	1,476	1,522
7.00%, 5/ 1/2022	85	91	6.00%, 2/ 1/2038 (a)	1,377	1,421
6.00%, 12/ 1/2022	171	177	6.50%, 2/ 1/2038	181	189
5.00%, 1/ 1/2026	1,519	1,549	5.50%, 3/ 1/2038	1,968	2,017
5.50%, 6/ 1/2026	1,466	1,504	5.50%, 3/ 1/2038	4,922	5,043
7.50%, 1/ 1/2031	8	9	6.00%, 3/ 1/2038	434	447
7.50%, 5/ 1/2031	11	12	6.00%, 3/ 1/2038	1,459	1,505
6.50%, 9/ 1/2031	100	104	6.50%, 3/ 1/2038	165	172

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Government National Mortgage Association
(continued)			(GNMA) (continued)
6.00%, 4/ 1/2038	$ 1,709 $	1,763	7.50%, 8/15/2022	$ 22 $		24
5.50%, 5/ 1/2038	1,943	1,991	7.50%, 8/15/2022	80		85
6.50%, 5/ 1/2038	94	98	7.50%, 8/15/2022	68		73
6.00%, 7/ 1/2038	2,398	2,474	7.00%, 11/15/2022	40		43
5.50%, 9/ 1/2038	2,924	2,995	7.00%, 11/15/2022	20		22
5.50%, 11/ 1/2038	2,495	2,556	7.00%, 11/15/2022	62		67

		118,219	7.00%, 11/15/2022	39		42

Government National Mortgage Association			7.50%, 11/15/2022	40		43
(GNMA) (4.69%)			7.00%, 12/15/2022	15		16
5.00%, 2/ 1/2039 (d)	1,015	1,034	7.00%, 12/15/2022	129		139
5.50%, 2/ 1/2039 (d)	1,810	1,854	7.00%, 1/15/2023	58		62
5.50%, 12/15/2013	15	16	7.00%, 1/15/2023	21		22
5.50%, 1/15/2014	98	103	7.00%, 1/15/2023	20		22
5.50%, 1/15/2014	75	79	7.00%, 2/15/2023	310		333
5.50%, 2/15/2014	60	63	7.50%, 2/15/2023	6		6
5.50%, 3/15/2014	146	152	7.50%, 2/15/2023	21		22
8.00%, 8/15/2016	71	76	7.00%, 3/15/2023	27		29
8.00%, 12/15/2016	14	15	7.50%, 5/15/2023	21		23
7.50%, 4/15/2017	7	8	7.50%, 5/15/2023	8		8
7.50%, 4/15/2017	54	57	7.50%, 5/15/2023	81		87
7.50%, 4/15/2017	57	61	7.50%, 6/15/2023	23		25
8.00%, 4/15/2017	15	16	7.00%, 7/15/2023	28		30
8.00%, 4/15/2017	11	12	7.00%, 7/15/2023	10		11
8.00%, 4/15/2017	19	20	7.00%, 7/15/2023	93		99
7.50%, 5/15/2017	15	16	7.00%, 7/15/2023	29		32
8.00%, 5/15/2017	12	13	7.00%, 8/15/2023	27		29
8.00%, 6/15/2017	15	16	6.50%, 9/15/2023	36		38
8.00%, 6/15/2017	19	21	6.50%, 9/15/2023	62		64
8.00%, 7/15/2017	10	11	6.50%, 9/15/2023	47		48
7.50%, 7/15/2018	36	38	6.50%, 9/15/2023	67		70
7.50%, 12/15/2021	39	42	6.00%, 10/15/2023	314		326
7.50%, 12/15/2021	31	33	6.50%, 10/15/2023	54		56
7.50%, 2/15/2022	54	57	6.50%, 10/15/2023	26		27
8.00%, 2/15/2022	57	61	7.00%, 10/15/2023	53		57
7.50%, 3/15/2022	5	6	7.50%, 10/15/2023	10		11
7.50%, 3/15/2022	13	13	6.00%, 11/15/2023	153		160
7.50%, 3/15/2022	33	35	6.00%, 11/15/2023	118		122
7.50%, 4/15/2022	21	23	6.50%, 11/15/2023	21		22
7.50%, 4/15/2022	19	20	7.50%, 11/15/2023	37		39
7.50%, 4/15/2022	39	41	6.00%, 12/15/2023	88		92
7.50%, 4/15/2022	21	23	6.00%, 12/15/2023	69		71
7.50%, 5/15/2022	37	39	6.00%, 12/15/2023	3		3
7.50%, 7/15/2022	61	65	6.50%, 12/15/2023	126		131
7.50%, 8/15/2022	24	25	6.50%, 12/15/2023	94		98
7.50%, 8/15/2022	30	32	6.50%, 12/15/2023	96		99
7.50%, 8/15/2022	7	7	6.50%, 12/15/2023	39		40
7.50%, 8/15/2022	2	2	7.00%, 12/15/2023	33		36
7.50%, 8/15/2022	10	11	7.00%, 12/15/2023	66		71

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Government National Mortgage Association			Government National Mortgage Association
(GNMA) (continued)			(GNMA) (continued)
6.00%, 1/15/2024	$ 50 $	52	6.00%, 1/20/2024	$ 44 $	46
6.50%, 1/15/2024	64	67	6.00%, 4/20/2024	80	83
6.50%, 1/15/2024	27	28	6.50%, 4/20/2024	44	46
6.50%, 1/15/2024	92	96	6.00%, 5/20/2024	46	47
6.50%, 1/15/2024	38	40	6.00%, 5/20/2024	34	35
6.50%, 1/15/2024	78	81	6.00%, 10/20/2024	56	58
6.50%, 1/15/2024	75	79	6.00%, 9/20/2025	32	33
6.50%, 1/15/2024	30	31	6.00%, 11/20/2025	40	42
6.50%, 1/15/2024	40	42	6.50%, 7/20/2026	23	24
6.00%, 2/15/2024	61	63	6.00%, 10/20/2028	46	48
6.00%, 2/15/2024	138	143	6.50%, 10/20/2028	39	41
6.00%, 2/15/2024	63	65	5.50%, 5/20/2035	1,234	1,264

6.00%, 3/15/2024	35	37			16,291

6.50%, 3/15/2024	33	34	U.S. Treasury (4.01%)
6.50%, 4/15/2024	64	67	1.50%, 10/31/2010	3,500	3,541
6.50%, 7/15/2024	194	202	4.13%, 5/15/2015	8,750	9,749
7.50%, 8/15/2024	6	7	6.13%, 8/15/2029	500	655

7.25%, 9/15/2025	76	80			13,945

6.50%, 10/15/2025	42	44
6.50%, 1/15/2026	33	35	U.S. Treasury Inflation-Indexed Obligations (3.21%)
7.00%, 1/15/2026	59	63	3.00%, 7/15/2012	10,751	11,137
6.50%, 3/15/2026	60	63	U.S. Treasury Strip (3.98%)
7.00%, 5/15/2026	9	10	0.00%, 11/15/2015 (e)	4,000	3,272
7.00%, 1/15/2027	69	74	0.00%, 5/15/2020 (e)	13,800	8,849
7.00%, 3/15/2027	39	42	0.00%, 11/15/2021 (e)	2,900	1,718

7.50%, 4/15/2027	6	6			13,839
7.50%, 5/15/2027	66	70

7.50%, 5/15/2027	16	17	TOTAL U.S. GOVERNMENT & GOVERNMENT
7.50%, 6/15/2027	39	42	AGENCY OBLIGATIONS	$ 250,361

7.00%, 11/15/2027	149	160	REPURCHASE AGREEMENTS (4.80%)
7.00%, 12/15/2027	58	62	Money Center Banks (4.80%)
6.50%, 2/15/2028	37	38	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.25%
7.00%, 4/15/2028	3	3	dated 1/30/2009 maturing 2/02/2009
7.00%, 4/15/2028	106	113	(collateralized by Sovereign Agency
8.00%, 12/15/2030	17	18	Issues; $8,589,000; 0.00% - 4.88%; dated
7.00%, 5/15/2031	34	36	07/27/09 - 06/13/18)	$ 8,339 $	8,339
6.50%, 7/15/2031	9	10	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
7.00%, 7/15/2031	9	10	0.25%; dated 1/30/2009 maturing
7.00%, 7/15/2031	1	1	2/02/2009 (collateralized by Sovereign
7.00%, 9/15/2031	9	10	Agency Issues; $8,589,000; 0.00% -
6.50%, 10/15/2031	69	72	5.965%; dated 02/06/09 - 05/26/27)	8,339	8,339

6.50%, 7/15/2032	79	83			16,678

6.00%, 8/15/2032	379	391	TOTAL REPURCHASE AGREEMENTS	$ 16,678

6.00%, 9/15/2032	369	381	Total Investments	$ 370,436
6.00%, 2/15/2033	90	93	Liabilities in Excess of Other Assets, Net - (6.62)%		(22,994)

5.00%, 2/15/2034	1,016	1,039
			TOTAL NET ASSETS - 100.00%	$ 347,442

6.00%, 8/15/2038	1,947	2,007
5.50%, 1/15/2039	1,000	1,026

	Schedule of Investments
	Government & High Quality Bond Fund
	January 31, 2009 (unaudited)
(a) Variable Rate. Rate shown is in effect at January 31, 2009.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $87 or 0.02% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $3,772 or 1.09% of net assets.
(d)	Security was purchased in a "to-be-announced" ("TBA") transaction.
See Notes to Financial Statements.
(e) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 8,249
Unrealized Depreciation	(36,764)

Net Unrealized Appreciation (Depreciation)	(28,515)
Cost for federal income tax purposes	398,951
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	79.22%
Government	14.49%
Asset Backed Securities	7.34%
Financial	5.57%
Liabilities in Excess of Other Assets, Net	(6.62%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	2.28%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

US Long Bond; March 2009	Buy	14	$ 1,693	$ 1,774	$ 81
US 10 Year Note; March 2009	Sell	50	5,847	6,133	(286)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

PREFERRED STOCKS (1.45%)			BONDS (79.36%)
Cable/Satellite TV (0.07%)			Airlines (0.46%)
Comcast Corp 6.63%	2,100 $	45	Continental Airlines Inc
			5.98%, 4/19/2022 (a)	$ 115 $		88
Diversified Banking Institutions (0.06%)			Northwest Airlines Inc
Royal Bank of Scotland Group PLC 6.60%;			7.03%, 11/ 1/2019	230		129
Series S	3,550	18	Southwest Airlines Co 2007-1 Pass Through
Royal Bank of Scotland Group PLC 6.75%;			Trust
Series Q	1,650	8	6.15%, 8/ 1/2022	126		95

Royal Bank of Scotland Group PLC 7.25%;						312

Series H	2,400	13

		39	Asset Backed Securities (10.54%)

			Ameriquest Mortgage Securities Inc
Electric - Integrated (0.25%)			0.69%, 3/25/2035 (b)	23		17
PPL Capital Funding Inc	2,600	65	0.62%, 7/25/2035 (b)(c)	16		15
Xcel Energy Inc 7.60%	4,000	101	Argent Securities Inc

		166	0.54%, 7/25/2036 (b)	650		256

			Carrington Mortgage Loan Trust
Life & Health Insurance (0.17%)			0.67%, 12/25/2035 (b)	800		696
Delphi Financial Group Inc 7.38%	4,000	48	Chase Funding Mortgage Loan Asset-Backed
PLC Capital Trust V	5,600	64	Certificates

		112	0.89%, 9/25/2033 (b)	66		20

Money Center Banks (0.18%)			0.85%, 12/25/2033 (b)	10		7
Santander Finance Preferred SA Unipersonal			Citigroup Mortgage Loan Trust Inc
6.50%	4,200	72	0.54%, 3/25/2037 (b)	625		421
Santander Finance Preferred SA Unipersonal			Countrywide Asset-Backed Certificates
6.80%	2,900	51	1.46%, 1/25/2034 (b)	238		138

		123	0.68%, 2/25/2036 (b)	336		304

			0.64%, 3/25/2036 (b)	485		383
Property & Casualty Insurance (0.03%)
			0.52%, 11/25/2037 (b)	400		225
Berkley W R Capital Trust	1,100	22
			First Franklin Mortgage Loan Asset Backed
			Certificates
Regional Banks (0.28%)			0.66%, 9/25/2035 (b)(c)	217		207
Fleet Capital Trust VIII	3,200	44	0.63%, 11/25/2035 (b)	626		582
PNC Capital Trust D	6,800	124	First-Citizens Home Equity Loan LLC
SunTrust Capital IX	1,000	21	0.54%, 9/15/2022 (b)(d)	95		76

		189	Ford Credit Floorplan Master Owner Trust

Reinsurance (0.09%)			0.78%, 6/15/2011 (b)(c)	410		391
PartnerRe Ltd 6.50%	3,300	62	Great America Leasing Receivables
			5.39%, 9/15/2011 (d)	90		90
REITS - Apartments (0.06%)			Indymac Residential Asset Backed Trust
BRE Properties Inc - Series C	2,500	41	0.58%, 4/25/2037 (b)	800		558
			JP Morgan Mortgage Acquisition Corp
REITS - Diversified (0.02%)			0.56%, 4/25/2036 (b)	525		351
PS Business Parks Inc Series P	900	15	5.45%, 11/25/2036	455		352
			0.47%, 3/25/2037 (b)	168		141
REITS - Office Property (0.04%)			0.54%, 3/25/2037 (b)	290		173
HRPT Properties Trust - Series B	2,000	29	Lehman XS Trust
			0.59%, 9/25/2035 (b)(c)	199		196
REITS - Shopping Centers (0.08%)			Long Beach Mortgage Loan Trust
Regency Centers Corp 7.45%	2,600	53	0.92%, 6/25/2034 (b)	40		24
			0.50%, 10/25/2036 (b)	800		529
REITS - Warehouse & Industrial (0.12%)			0.50%, 11/25/2036 (b)	675		392
AMB Property Corp - Series M	5,000	84	Marriott Vacation Club Owner Trust

TOTAL PREFERRED STOCKS	$ 980		5.52%, 5/20/2029 (b)(d)	101		80

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Asset Backed Securities (continued)			Chemicals - Diversified (0.02%)
MSDWCC Heloc Trust			EI Du Pont de Nemours & Co
0.58%, 7/25/2017 (b)	$ 55 $	33	4.75%, 11/15/2012	$ 15 $	15
Popular ABS Mortgage Pass-Through Trust
0.65%, 11/25/2035 (b)(c)	64	63	Coatings & Paint (0.10%)
Residential Asset Mortgage Products Inc			Valspar Corp
0.66%, 7/25/2035 (b)	123	107	5.63%, 5/ 1/2012	75	69
SACO I Inc
0.53%, 6/25/2036 (b)	185	110	Commercial Banks (1.34%)
Saxon Asset Securities Trust			BOI Capital Funding No 2 LP
0.91%, 3/25/2035 (b)	250	169	5.57%, 8/29/2049 (b)(d)	115	12

		7,106	Commonwealth Bank of Australia

			6.02%, 3/15/2036 (d)	120	58
Automobile Sequential (2.07%)			KeyBank NA
AmeriCredit Automobile Receivables Trust			3.34%, 11/ 3/2009 (b)(c)	300	294
0.45%, 4/ 6/2012 (b)	140	134	M&I Marshall & Ilsley Bank
Capital Auto Receivables Asset Trust			2.48%, 12/ 4/2012 (b)	400	295
3.92%, 11/16/2009 (c)	163	162	US Bank NA/Cincinnati OH
5.52%, 3/15/2011 (b)	245	210	6.38%, 8/ 1/2011	40	42
Capital One Auto Finance Trust			Wachovia Bank NA
0.34%, 7/15/2011 (b)	141	135	4.88%, 2/ 1/2015	130	119
Daimler Chrysler Auto Trust			Woori Bank
4.71%, 9/10/2012	250	227	6.13%, 5/ 3/2016 (b)(d)	125	86

Ford Credit Auto Owner Trust					906

5.30%, 6/15/2012	210	176
5.60%, 10/15/2012	90	68	Computers - Integrated Systems (0.01%)
Hyundai Auto Receivables Trust			NCR Corp
0.73%, 1/17/2012 (b)(c)	140	137	7.13%, 6/15/2009 (c)	5	5
WFS Financial Owner Trust
4.50%, 5/17/2013	150	146	Credit Card Asset Backed Securities (3.18%)

			American Express Credit Account Master Trust
		1,395	0.58%, 9/15/2011 (b)(c)	475	473

Building Products - Cement & Aggregate (0.46%)			0.61%, 3/15/2012 (b)	505	479
Martin Marietta Materials Inc			Bank One Issuance Trust
1.32%, 4/30/2010 (b)	350	310	0.65%, 3/15/2012 (b)	300	287
			Cabela's Master Credit Card Trust
Building Products - Wood (0.13%)			4.31%, 12/16/2013 (d)	250	237
Masco Corp			Citibank Credit Card Master Trust I
2.40%, 3/12/2010 (b)	100	89	2.48%, 3/10/2011 (b)(c)	150	149
			5.88%, 3/10/2011	150	150
Cable/Satellite TV (0.28%)			Discover Card Master Trust I
British Sky Broadcasting Group PLC			0.57%, 5/15/2012 (b)	425	371

9.50%, 11/15/2018 (d)	120	121			2,146

COX Communications Inc
6.75%, 3/15/2011	70	70	Diversified Banking Institutions (1.30%)

		191	Goldman Sachs Group Inc/The

			2.89%, 2/ 6/2012 (b)	150	128
Cellular Telecommunications (0.83%)			5.75%, 10/ 1/2016	35	32
Rogers Wireless Inc
6.38%, 3/ 1/2014	145	141	JP Morgan Chase & Co
			6.75%, 2/ 1/2011	510	527
Vodafone Group PLC
7.75%, 2/15/2010	30	31	Morgan Stanley
			1.95%, 6/20/2012	125	123
2.34%, 6/15/2011 (b)	145	128	Societe Generale
2.46%, 2/27/2012 (b)	300	262	5.92%, 4/29/2049 (b)(d)	150	67

		562			877

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Diversified Financial Services (0.41%)			Finance - Auto Loans (0.59%)
Capmark Financial Group Inc			American Honda Finance Corp
3.04%, 5/10/2010 (b)	$ 250 $	142	1.24%, 4/20/2010 (b)(c)(d)	$ 400 $	400
General Electric Capital Corp
2.20%, 6/ 8/2012	135	134	Finance - Commercial (0.85%)

		276	CIT Group Inc

			1.40%, 4/27/2011 (b)	225	177
Diversified Manufacturing Operations (0.01%)			5.00%, 2/13/2014	15	10
Parker Hannifin Corp
4.88%, 2/15/2013	10	10	Textron Financial Corp
			2.29%, 2/25/2011 (b)	425	356
Electric - Generation (0.64%)			6.00%, 2/15/2067 (b)(d)	125	28

Korea East-West Power Co Ltd					571

4.88%, 4/21/2011 (d)	30	28	Finance - Consumer Loans (1.08%)
System Energy Resources Inc			HSBC Finance Corp
6.20%, 10/ 1/2012	430	402	2.43%, 11/16/2009 (b)	250	240

		430	4.13%, 11/16/2009 (e)	355	354

Electric - Integrated (1.70%)			SLM Corp
Ameren Energy Generating Co			4.86%, 3/ 2/2009 (b)	50	49
7.95%, 6/ 1/2032	10	9	1.32%, 7/26/2010 (b)	100	88

Arizona Public Service Co					731

5.80%, 6/30/2014	85	76	Finance - Credit Card (0.37%)
6.25%, 8/ 1/2016	115	100	American Express Co
Baltimore Gas & Electric Co			4.88%, 7/15/2013	15	14
5.90%, 10/ 1/2016	90	80	Capital One Bank USA NA
Carolina Power & Light Co			5.00%, 6/15/2009	110	109
8.63%, 9/15/2021	75	97	6.50%, 6/13/2013	130	125

Consolidated Edison Co of New York Inc					248

4.88%, 2/ 1/2013	15	15
DTE Energy Co			Finance - Investment Banker & Broker (2.11%)
7.05%, 6/ 1/2011	30	30	Banque Paribas/New York
Duke Energy Carolinas LLC			6.88%, 3/ 1/2009 (c)	25	25
7.00%, 11/15/2018	50	58	Bear Stearns Cos LLC/The
Ohio Power Co			2.37%, 11/28/2011 (b)	450	417
1.60%, 4/ 5/2010 (b)	255	240	Credit Suisse USA Inc
Oncor Electric Delivery Co			6.50%, 1/15/2012	50	52
7.00%, 5/ 1/2032	85	79	JP Morgan Chase Capital XXII
PPL Electric Utilities Corp			6.45%, 2/ 2/2037	70	52
4.30%, 6/ 1/2013	15	14	Merrill Lynch & Co Inc
Southern California Edison Co			2.96%, 2/ 6/2009 (b)(c)	380	380
3.29%, 2/ 2/2009 (b)(c)	205	205	4.82%, 3/ 2/2009 (b)	20	20
Union Electric Co			3.08%, 2/ 5/2010 (b)	175	169
4.65%, 10/ 1/2013	150	142	3.39%, 11/ 1/2011 (b)	200	177

		1,145	2.43%, 6/ 5/2012 (b)	150	129

Electronic Components - Semiconductors (0.32%)					1,421

National Semiconductor Corp			Finance - Leasing Company (0.47%)
2.25%, 6/15/2010 (b)(c)	250	214	International Lease Finance Corp
			1.49%, 1/15/2010 (b)	170	150
Export & Import Bank (0.09%)			2.37%, 5/24/2010 (b)	200	166

Export-Import Bank of Korea					316

4.50%, 8/12/2009	60	60
			Finance - Mortgage Loan/Banker (0.33%)
			Countrywide Financial Corp
			1.69%, 3/24/2009 (b)(c)	150	150

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Finance - Mortgage Loan/Banker (continued)			Home Equity - Other (continued)
SLM Student Loan Trust			Wells Fargo Home Equity Trust
2.15%, 6/15/2016 (b)(c)	$ 76 $	75	0.89%, 4/25/2034 (b)	$ 66 $	35

		225	0.68%, 10/25/2035 (b)(d)	347	263

Finance - Other Services (0.05%)					3,975

National Rural Utilities Cooperative Finance			Home Equity - Sequential (0.31%)
Corp			Countrywide Asset-Backed Certificates
5.75%, 8/28/2009	30	31	5.39%, 4/25/2036	256	100
			5.51%, 8/25/2036	215	108

Gas - Distribution (0.07%)
					208

KeySpan Corp
7.63%, 11/15/2010	10	10	Industrial Gases (0.04%)
National Fuel Gas Co			Praxair Inc
5.25%, 3/ 1/2013	40	38	6.38%, 4/ 1/2012	25	26

		48

			Insurance Brokers (0.18%)
Home Equity - Other (5.89%)			AON Corp
Bear Stearns Asset Backed Securities Trust			8.21%, 1/ 1/2027	190	120
1.04%, 2/25/2034 (b)	44	21
0.99%, 3/25/2034 (b)	149	104	Investment Companies (0.33%)
0.55%, 8/25/2036 (b)	525	265	Xstrata Finance Dubai Ltd
0.58%, 5/25/2037 (b)	1,750	937	2.59%, 11/13/2009 (b)(d)	250	222
CDC Mortgage Capital Trust
1.24%, 6/25/2034 (b)	153	110	Investment Management & Advisory Services (0.16%)
Countrywide Asset-Backed Certificates			Ameriprise Financial Inc
6.09%, 6/25/2021 (b)	225	59	7.52%, 6/ 1/2066 (b)	200	108
First NLC Trust
0.69%, 9/25/2035 (b)	250	229	Life & Health Insurance (0.73%)
GMAC Mortgage Corp Loan Trust			Hartford Life Global Funding Trusts
5.75%, 10/25/2036	335	235	2.17%, 9/15/2009 (b)	300	290
GSAA Trust			Lincoln National Corp
0.53%, 4/25/2047 (b)	665	265	5.65%, 8/27/2012	145	136
HSI Asset Securitization Corp Trust			StanCorp Financial Group Inc
0.53%, 1/25/2037 (b)	775	533	6.88%, 10/ 1/2012	75	67

Mastr Asset Backed Securities Trust					493

2.86%, 8/25/2033 (b)	100	34	Medical - HMO (0.20%)
New Century Home Equity Loan Trust			Aetna Inc
0.68%, 3/25/2035 (b)	9	4	6.75%, 12/15/2037	100	89
Option One Mortgage Loan Trust			UnitedHealth Group Inc
1.44%, 5/25/2034 (b)	114	87	4.88%, 2/15/2013	30	29
1.39%, 2/25/2035 (b)	17	2	WellPoint Inc
0.49%, 7/25/2036 (b)	208	183	6.80%, 8/ 1/2012	15	15

Residential Asset Securities Corp					133

0.66%, 7/25/2035 (b)(c)	20	19
0.54%, 9/25/2036 (b)	305	176	Medical Laboratory & Testing Service (0.07%)
Saxon Asset Securities Trust			Quest Diagnostics Inc
2.08%, 3/25/2035 (b)	100	45	6.40%, 7/ 1/2017	50	48
Soundview Home Equity Loan Trust			Metal - Diversified (0.08%)
0.48%, 7/25/2036 (b)(c)	100	96
			Falconbridge Ltd
Specialty Underwriting & Residential Finance			7.35%, 6/ 5/2012	10	9
0.90%, 2/25/2035 (b)	89	37
			5.38%, 6/ 1/2015	15	11
0.62%, 3/25/2036 (b)(c)	18	17
WAMU Asset-Backed Certificates
0.56%, 5/25/2037 (b)	340	219

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Metal - Diversified (continued)			Mortgage Backed Securities (continued)
Xstrata Canada Corp			Citigroup Commercial Mortgage Trust
7.25%, 7/15/2012	$ 40 $	31	0.51%, 10/15/2049 (b)	$ 4,530 $		83

		51	Citigroup/Deutsche Bank Commercial

			Mortgage Trust
Money Center Banks (0.41%)			0.42%, 10/15/2048 (b)	7,523		118
Comerica Capital Trust II			0.34%, 12/11/2049 (b)	6,798		81
6.58%, 2/20/2037	165	68	Commercial Mortgage Loan Trust
Rabobank Capital Funding Trust			6.02%, 9/10/2017 (b)	350		229
5.25%, 12/29/2049 (b)(d)	165	87	Commercial Mortgage Pass Through Certificates
Unicredit Luxembourg Finance SA			5.05%, 5/10/2043 (b)	100		28
6.00%, 10/31/2017 (d)	150	118	0.08%, 12/10/2046 (b)(d)	3,879		26

		273	5.25%, 12/10/2046	235		196

Mortgage Backed Securities (29.40%)			5.82%, 12/10/2049 (b)	425		72
Adjustable Rate Mortgage Trust			Countrywide Alternative Loan Trust
0.96%, 2/25/2035 (b)	39	17	0.61%, 5/25/2035 (b)	78		36
Banc of America Commercial Mortgage Inc			3.36%, 7/20/2035 (b)	77		25
7.33%, 11/15/2031	124	124	Countrywide Asset-Backed Certificates
4.97%, 7/10/2043	130	34	0.67%, 11/25/2035 (b)	57		49
5.12%, 7/11/2043	250	241	0.66%, 1/25/2036 (b)	351		271
5.74%, 5/10/2045 (b)	310	234	Countrywide Home Loan Mortgage Pass
5.33%, 9/10/2045	325	286	Through Trust
0.06%, 10/10/2045	74,192	209	4.59%, 12/19/2033 (b)	50		41
5.31%, 10/10/2045 (b)	365	307	0.59%, 4/25/2046 (b)	203		86
5.68%, 7/10/2046 (b)	300	137	Credit Suisse Mortgage Capital Certificates
			5.83%, 6/15/2038 (b)	170		127
5.45%, 1/15/2049	250	172
			0.57%, 9/15/2039 (d)	4,892		99
5.67%, 1/15/2049 (b)(d)	75	9
			5.47%, 9/15/2039	200		130
5.66%, 6/10/2049 (b)	250	153
			5.81%, 9/15/2039 (b)	325		78
5.49%, 2/10/2051	530	353
			0.12%, 12/15/2039	1,438		14
Banc of America Funding Corp
0.44%, 7/20/2036 (b)	337	293	0.66%, 12/15/2039 (b)	5,833		137
0.64%, 7/20/2036 (b)	291	49	5.42%, 2/15/2040	150		62
0.57%, 4/25/2037 (b)	550	148	5.69%, 9/15/2040 (b)	300		183
Banc of America Mortgage Securities Inc			5.87%, 9/15/2040	300		129
4.11%, 6/25/2034 (b)	151	144	6.22%, 2/15/2041 (b)(d)	350		156
Bear Stearns Adjustable Rate Mortgage Trust			CS First Boston Mortgage Securities Corp
4.87%, 8/25/2035 (b)	318	167	1.09%, 3/15/2036 (b)(d)	865		10
Bear Stearns Alt-A Trust			0.23%, 5/15/2036 (b)(d)	882		6
0.55%, 11/25/2036 (b)	171	62	0.49%, 7/15/2036 (b)(d)	865		12
0.56%, 4/25/2037 (b)	410	114	0.37%, 11/15/2037 (b)(d)	1,941		24
Bear Stearns Asset Backed Securities Trust			7.79%, 9/15/2041 (b)	40		39
0.62%, 4/25/2036 (b)	354	145	CW Capital Cobalt Ltd
Bear Stearns Commercial Mortgage Securities			5.82%, 7/15/2017 (b)	100		44
7.00%, 5/20/2030	127	127	Fannie Mae
3.97%, 11/11/2035	40	39	0.69%, 2/25/2018 (b)(c)	78		79
0.47%, 5/11/2039 (b)(d)	2,851	31	0.64%, 11/25/2022 (b)(c)	99		97
Bella Vista Mortgage Trust			0.59%, 1/25/2023 (b)	120		118
0.65%, 1/22/2045 (b)	259	118	0.69%, 2/25/2032 (b)(c)	114		113
0.61%, 5/20/2045 (b)	311	148	0.64%, 3/25/2035 (b)	163		160
Chase Mortgage Finance Corp			6.50%, 2/25/2047	125		133
5.43%, 3/25/2037 (b)	445	256	Fannie Mae Whole Loan
5.00%, 7/25/2037 (b)	130	84	0.59%, 5/25/2035 (b)	180		158

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
First Union National Bank Commercial			Indymac Index Mortgage Loan Trust (continued)
Mortgage			0.63%, 6/25/2037 (b)	$ 512 $		241
8.09%, 5/17/2032	$ 65 $	66	JP Morgan Alternative Loan Trust
First Union National Bank Commercial			0.54%, 3/25/2037 (b)	585		130
Mortgage Securities Inc			JP Morgan Chase Commercial Mortgage
7.84%, 5/17/2032	204	206	Securities Corp
5.59%, 2/12/2034	18	18	1.22%, 10/12/2035 (b)(d)	1,537		37
6.14%, 2/12/2034	150	147	5.02%, 1/12/2037	55		21
Freddie Mac			5.12%, 9/12/2037 (b)	100		26
0.78%, 6/15/2023 (b)(c)	119	115	1.11%, 1/12/2039 (b)(d)	885		15
0.73%, 7/15/2023 (b)	636	623	5.45%, 6/12/2041 (b)	285		120
0.68%, 2/15/2030 (b)	98	98	0.31%, 1/15/2042 (b)(d)	1,901		19
5.50%, 9/15/2031 (b)	325	331	5.44%, 5/15/2045 (b)	325		153
GE Capital Commercial Mortgage Corp			5.82%, 6/15/2049 (b)	200		77
0.20%, 5/10/2014	11,093	90	6.10%, 2/12/2051 (b)	260		69
4.97%, 8/11/2036	43	42	6.20%, 2/12/2051 (d)	230		41
0.53%, 3/10/2040 (b)(d)	1,245	14	5.88%, 2/15/2051	360		231
5.33%, 11/10/2045 (b)	195	50	JP Morgan Mortgage Trust
Ginnie Mae			5.30%, 7/25/2035	139		113
1.07%, 2/16/2047 (b)	2,085	107	4.95%, 11/25/2035 (b)	400		289
0.82%, 3/16/2047 (b)	1,794	100	5.35%, 4/25/2036 (b)	48		46
GMAC Commercial Mortgage Securities Inc			5.82%, 6/25/2036 (b)	140		56
6.96%, 9/15/2035	148	148
0.78%, 3/10/2038 (b)(d)	935	15	5.96%, 6/25/2036 (b)	71		57
Greenpoint Mortgage Funding Trust			6.00%, 8/25/2036 (b)	190		122
0.66%, 6/25/2045 (b)	386	125	5.55%, 10/25/2036 (b)	580		281
0.69%, 6/25/2045 (b)	64	15	5.69%, 4/25/2037 (b)	250		117
Greenwich Capital Commercial Funding Corp			5.69%, 4/25/2037 (b)	220		136
5.91%, 7/10/2038 (b)	230	115	LB Commercial Conduit Mortgage Trust
0.32%, 3/10/2039 (b)(d)	12,847	158	7.33%, 10/15/2032	102		102
GS Mortgage Securities Corp II			LB-UBS Commercial Mortgage Trust
0.67%, 11/10/2039 (d)	2,536	62	6.06%, 6/15/2020	9		9
GSR Mortgage Loan Trust			4.90%, 6/15/2026	2		2
0.75%, 12/25/2035 (b)	31	20	5.59%, 6/15/2031	110		105
0.65%, 8/25/2046 (b)	532	146	5.74%, 6/15/2032	189		185
Homebanc Mortgage Trust			0.68%, 3/15/2036 (b)(d)	562		11
0.73%, 1/25/2036 (b)	513	125	0.84%, 3/15/2036 (b)(d)	1,380		28
Impac CMB Trust			0.65%, 8/15/2036 (b)(d)	582		7
1.39%, 10/25/2033 (b)	26	16	5.41%, 9/15/2039 (b)	80		38
1.15%, 1/25/2035 (b)	53	28	0.50%, 2/15/2040 (b)	8,660		176
0.70%, 4/25/2035 (b)	44	12	5.48%, 2/15/2040	240		62
0.82%, 4/25/2035 (b)	45	12	5.86%, 7/15/2040 (b)	500		312
0.69%, 8/25/2035 (b)	67	17	6.24%, 7/17/2040 (b)	250		45
0.90%, 8/25/2035 (b)	155	40	6.15%, 4/15/2041 (b)	255		88
Impac Secured Assets CMN Owner Trust			6.25%, 9/15/2045 (b)	185		33
0.67%, 3/25/2036 (b)	925	435	Lehman XS Trust
Indymac Index Mortgage Loan Trust			0.61%, 6/25/2047 (b)	750		292
0.99%, 4/25/2034 (b)	21	13	Merrill Lynch Mortgage Trust
0.62%, 4/25/2035 (b)	57	25	5.78%, 8/12/2016	290		142
0.72%, 4/25/2035 (b)	50	13	0.42%, 2/12/2042 (b)	1,359		14
0.69%, 8/25/2035 (b)	177	82
0.57%, 1/25/2037 (b)	625	222

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Merrill Lynch/Countrywide Commercial			WaMu Mortgage Pass Through Certificates
Mortgage Trust			(continued)
0.54%, 8/12/2048 (b)	$ 2,975 $	63	0.62%, 4/25/2045 (b)	$ 29 $	14
0.15%, 12/12/2049 (b)(d)	2,440	21	0.66%, 4/25/2045 (b)	53	17
5.75%, 6/12/2050 (b)	425	72	0.68%, 7/25/2045 (b)	75	35
Morgan Stanley Capital I			0.77%, 11/25/2045 (b)	276	246
7.11%, 4/15/2033	146	146	Wells Fargo Mortgage Backed Securities Trust
0.95%, 1/13/2041 (b)(d)	575	13	4.99%, 10/25/2035 (b)	318	258

0.61%, 5/24/2043 (b)(d)	425	332			19,827

0.12%, 12/15/2043 (b)(d)	2,757	21	Multi-Line Insurance (0.80%)
5.36%, 3/15/2044 (b)	575	382	Aegon NV
5.63%, 4/12/2049 (b)	300	203	4.75%, 6/ 1/2013	10	9
5.81%, 4/12/2049	270	45	CNA Financial Corp
Morgan Stanley Dean Witter Capital I			6.00%, 8/15/2011	130	100
6.54%, 2/15/2031	27	27	Genworth Financial Inc
Nomura Asset Acceptance Corp			6.15%, 11/15/2066 (b)	165	28
0.74%, 2/25/2035 (b)	23	13	ING Groep NV
Residential Accredit Loans Inc			5.78%, 12/ 8/2035	410	158
0.54%, 2/25/2037 (b)	237	85	Metropolitan Life Global Funding I
0.54%, 2/25/2047 (b)	955	367	2.02%, 3/17/2009 (b)(c)(d)	250	247

Sequoia Mortgage Trust					542

0.59%, 2/20/2035 (b)	83	48
			Multimedia (0.29%)
Structured Adjustable Rate Mortgage Loan Trust
4.66%, 7/25/2034 (b)	324	291	Time Warner Inc
			2.41%, 11/13/2009 (b)	200	195
1.09%, 8/25/2034 (b)	208	66
5.25%, 12/25/2035	123	72	Mutual Insurance (0.13%)
5.25%, 2/25/2036 (b)	162	122	Liberty Mutual Group Inc
Structured Asset Mortgage Investments Inc			7.25%, 9/ 1/2012 (d)	3	3
0.69%, 5/25/2045 (b)	66	23	7.50%, 8/15/2036 (d)	130	85

0.70%, 9/25/2045 (b)	90	41			88

Structured Asset Securities Corp
5.50%, 6/25/2036 (b)	325	91	Oil Company - Exploration & Production (0.41%)
Wachovia Bank Commercial Mortgage Trust			Nexen Inc
0.29%, 11/15/2035 (d)	4,270	30	5.05%, 11/20/2013	205	189
0.14%, 1/15/2041 (b)(d)	703	3	6.40%, 5/15/2037	115	85

0.42%, 10/15/2041 (b)(d)	4,420	42			274

5.48%, 12/15/2043	80	13	Pipelines (0.66%)
5.60%, 12/15/2043	220	27	CenterPoint Energy Resources Corp
4.52%, 5/15/2044	240	225	6.63%, 11/ 1/2037	90	61
5.80%, 7/15/2045	345	169	Rockies Express Pipeline LLC
5.82%, 5/15/2046 (b)	200	92	5.10%, 8/20/2009 (b)(c)(d)	180	180
WAMU Commercial Mortgage Securities Trust			TEPPCO Partners LP
3.83%, 1/25/2035 (d)	67	63	7.63%, 2/15/2012	215	205

WaMu Mortgage Pass Through Certificates					446

1.03%, 12/25/2027 (b)	158	134	Property & Casualty Insurance (0.22%)
3.79%, 6/25/2034 (b)	125	121	Travelers Cos Inc/The
4.68%, 5/25/2035 (b)	75	60	6.25%, 3/15/2067 (b)	110	72
5.68%, 6/25/2037 (b)	174	92	WR Berkley Corp
0.79%, 7/25/2044 (b)	42	29	6.25%, 2/15/2037	115	77

0.70%, 1/25/2045 (b)	54	28			149

0.92%, 1/25/2045 (b)	169	36

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Quarrying (0.29%)			REITS - Mortgage (continued)
Vulcan Materials Co			iStar Financial Inc (continued)
3.25%, 12/15/2010 (b)(c)	$ 200 $	199	2.54%, 3/ 9/2010 (b)	$ 300 $		165
			5.85%, 3/15/2017	250		90

Real Estate Operator & Developer (0.36%)						336

Duke Realty LP
4.63%, 5/15/2013	10	6	REITS - Office Property (0.20%)
Regency Centers LP			Brandywine Operating Partnership LP
8.45%, 9/ 1/2010	70	66	5.63%, 12/15/2010	79		67
5.88%, 6/15/2017	245	168	HRPT Properties Trust

		240	2.52%, 3/16/2011 (b)	100		69

						136

Regional Banks (2.33%)
BAC Capital Trust XIII			REITS - Warehouse & Industrial (0.60%)
2.40%, 3/15/2043 (b)	285	66	ProLogis
BAC Capital Trust XIV			2.40%, 8/24/2009 (b)(c)	250		216
5.63%, 3/15/2043 (b)	175	75	5.50%, 3/ 1/2013	300		186

Capital One Financial Corp						402

2.47%, 9/10/2009 (b)	250	240	Rental - Auto & Equipment (0.53%)
5.70%, 9/15/2011	110	105	Erac USA Finance Co
Fleet Capital Trust II			1.42%, 4/30/2009 (b)(d)	260		251
7.92%, 12/11/2026	300	242	2.43%, 8/28/2009 (b)(d)	125		108

PNC Financial Services Group Inc						359

8.25%, 5/29/2049 (b)	259	194
PNC Funding Corp			Special Purpose Banks (0.16%)
1.31%, 1/31/2012 (b)	450	372	Korea Development Bank
SunTrust Preferred Capital I			1.54%, 10/20/2009 (b)(c)	110		108
5.85%, 12/31/2049 (b)	95	49
Wachovia Corp			Special Purpose Entity (0.95%)
6.38%, 2/ 1/2009 (c)	180	180	BAE Systems Holdings Inc
Wells Fargo & Co			6.40%, 12/15/2011 (d)	285		288
2.44%, 8/20/2010 (b)(c)	50	48	5.20%, 8/15/2015 (d)	205		186

		1,571	Capital One Capital IV

			6.75%, 2/17/2037	95		47
Reinsurance (0.39%)			QBE Capital Funding II LP
Endurance Specialty Holdings Ltd			6.80%, 6/29/2049 (b)(d)	125		69
7.00%, 7/15/2034	165	106	Swiss Re Capital I LP
PartnerRe Finance II			6.85%, 5/29/2049 (b)(d)	150		52

6.44%, 12/ 1/2066 (b)	90	35				642

Platinum Underwriters Finance Inc
7.50%, 6/ 1/2017	175	122	Steel - Producers (0.10%)

		263	Ispat Inland ULC

			9.75%, 4/ 1/2014	80		68
REITS - Healthcare (0.05%)
Nationwide Health Properties Inc			Telephone - Integrated (1.57%)
6.50%, 7/15/2011	40	36	Deutsche Telekom International Finance BV
			1.68%, 3/23/2009 (b)(c)	250		249
REITS - Hotels (0.37%)			Telecom Italia Capital SA
Hospitality Properties Trust			3.67%, 2/ 1/2011 (b)	70		59
6.30%, 6/15/2016	150	80	1.75%, 7/18/2011 (b)	150		127
6.70%, 1/15/2018	300	170	6.38%, 11/15/2033	195		154

		250	Telefonica Emisiones SAU

REITS - Mortgage (0.50%)			3.36%, 2/ 4/2013 (b)	155		136
iStar Financial Inc			5.86%, 2/ 4/2013	250		257
2.34%, 9/15/2009 (b)	125	81

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Telephone - Integrated (continued)			OBLIGATIONS (continued)
Telefonica Europe BV			Federal Home Loan Mortgage Corporation
7.75%, 9/15/2010	$ 70 $	74	(FHLMC) (continued)

			5.50%, 5/ 1/2038	$ 24 $	25
		1,056	5.19%, 6/ 1/2035 (b)	228	231

Tools - Hand Held (0.33%)			5.43%, 12/ 1/2035 (b)	188	193
Snap-On Inc			6.51%, 1/ 1/2037 (b)	206	214
1.48%, 1/12/2010 (b)(c)	225	222	5.64%, 5/ 1/2037	146	149

					12,241

Transport - Rail (0.45%)
CSX Transportation Inc			Federal National Mortgage Association (FNMA) (25.60%)
6.25%, 1/15/2023	337	298	4.50%, 2/ 1/2024 (f)	535	542
Union Pacific Railroad Co 2003 Pass Through			5.00%, 2/ 1/2024 (f)	750	767
Trust			5.50%, 2/ 1/2024 (f)	370	381
4.70%, 1/ 2/2024	9	8	5.00%, 2/ 1/2039 (f)	4,380	4,453

		306	5.50%, 2/ 1/2039 (f)	3,930	4,022

Transport - Services (0.06%)			6.00%, 2/ 1/2039 (f)	2,740	2,824
FedEx Corp			6.50%, 2/ 1/2039 (f)	1,110	1,156
3.50%, 4/ 1/2009 (c)	40	40	4.00%, 3/ 1/2039 (f)	155	153

TOTAL BONDS	$ 53,521		4.50%, 3/ 1/2039 (f)	750	752

SENIOR FLOATING RATE INTERESTS (0.62%)			5.00%, 3/ 1/2039 (f)	500	507
Retail - Building Products (0.62%)			6.00%, 3/ 1/2039 (f)	1,050	1,080
HD Supply Inc, Term Loan B			5.50%, 2/ 1/2009	1	1
1.72%, 8/30/2012 (b)	553	415	5.50%, 6/ 1/2009	11	11

TOTAL SENIOR FLOATING RATE INTERESTS	$ 415		6.00%, 10/ 1/2016	8	9

U.S. GOVERNMENT & GOVERNMENT AGENCY			5.50%, 7/ 1/2023	49	50
OBLIGATIONS (57.03%)			6.50%, 12/ 1/2031	18	19
Federal Home Loan Mortgage Corporation			4.22%, 6/ 1/2034 (b)	56	56
(FHLMC) (18.15%)			4.31%, 7/ 1/2034 (b)	28	28
4.50%, 2/ 1/2024 (f)	720	729	4.33%, 12/ 1/2034 (b)	79	79
5.00%, 2/ 1/2024 (f)	320	327	5.00%, 7/ 1/2035	21	22
5.00%, 2/ 1/2039 (f)	1,275	1,295	4.25%, 3/ 1/2036 (b)	176	176
5.50%, 2/ 1/2039 (f)	3,885	3,975	6.50%, 8/ 1/2036	25	26
6.00%, 2/ 1/2039 (f)	2,870	2,961	6.50%, 7/ 1/2037	40	41
6.50%, 2/ 1/2039 (f)	350	365	6.50%, 7/ 1/2037	50	52
5.00%, 3/ 1/2039 (f)	505	511	6.50%, 1/ 1/2038	23	24
6.00%, 3/ 1/2039 (f)	1,000	1,029	6.50%, 2/ 1/2038	33	35

5.50%, 3/ 1/2009	2	2			17,266

6.50%, 12/ 1/2015	6	6
7.50%, 12/ 1/2015	9	10	Government National Mortgage Association
			(GNMA) (3.64%)
6.50%, 3/ 1/2029	51	53	5.00%, 2/ 1/2039 (f)	505	515
7.50%, 10/ 1/2030	20	21	5.50%, 2/ 1/2039 (f)	1,200	1,229
8.00%, 11/ 1/2030	1	1	6.00%, 2/ 1/2039 (f)	605	623
7.00%, 12/ 1/2030	18	20	7.00%, 7/15/2031	12	13
7.50%, 12/ 1/2030	3	3	6.00%, 7/15/2032	17	17
6.50%, 5/ 1/2031	28	30	6.00%, 12/15/2032	31	32
6.50%, 10/ 1/2031	7	7	6.50%, 10/20/2028	16	16
7.00%, 1/ 1/2032	15	16	8.00%, 8/20/2029	2	2
6.50%, 2/ 1/2032	8	9	6.50%, 2/20/2032	9	9
7.50%, 4/ 1/2032	10	11	6.50%, 5/20/2032	3	3

6.50%, 5/ 1/2032	41	43			2,459

6.50%, 5/ 1/2032	4	5

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2009 (unaudited)

	Principal		(a)	Market value is determined in accordance with procedures established in
			good faith by the Board of Directors. At the end of the period, the value
	Amount	Value	of these securities totaled $88 or 0.13% of net assets.

	(000's)	(000's)	(b) Variable Rate. Rate shown is in effect at January 31, 2009.

U.S. GOVERNMENT & GOVERNMENT AGENCY			(c)	Security was purchased with the cash proceeds from securities loans.
OBLIGATIONS (continued)			(d)	Security exempt from registration under Rule 144A of the Securities Act
U.S. Treasury (8.41%)			of 1933. These securities may be resold in transactions exempt from
3.38%, 6/30/2013 (g)	$ 700 $	753	registration, normally to qualified institutional buyers. Unless otherwise
4.75%, 8/15/2017 (g)	1,325	1,519	indicated, these securities are not considered illiquid. At the end of the
4.00%, 8/15/2018 (g)	880	966	period, the value of these securities totaled $4,747 or 7.04% of net
			assets.
6.25%, 8/15/2023 (g)	1,250	1,581	(e) Security or a portion of the security was pledged to cover margin
4.38%, 2/15/2038 (g)	750	850	requirements for futures contracts. At the end of the period, the value of

		5,669	these securities totaled $169 or 0.25% of net assets.

			(f)	Security was purchased in a "to-be-announced" ("TBA") transaction.
U.S. Treasury Inflation-Indexed Obligations (1.23%)			See Notes to Financial Statements.
2.00%, 1/15/2014 (g)	833	829	(g)	Security or a portion of the security was on loan at the end of the period.

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS		$ 38,464	Unrealized Appreciation (Depreciation)

SHORT TERM INVESTMENTS (8.68%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Commercial Paper (4.51%)			of investments held by the fund as of the period end were as follows:

Investment in Joint Trading Account; HSBC			Unrealized Appreciation	$ 488
Funding
0.27%, 2/ 2/2009	$ 1,521 $	1,521	Unrealized Depreciation	(26,263)

Investment in Joint Trading Account;			Net Unrealized Appreciation (Depreciation)	(25,775)
Prudential Funding			Cost for federal income tax purposes	129,488
0.27%, 2/ 2/2009	1,521	1,521	All dollar amounts are shown in thousands (000's)

		3,042

Repurchase Agreements (4.17%)			Portfolio Summary (unaudited)

Merrill Lynch Repurchase Agreement;			Sector	Percent

0.27% dated 01/30/09 maturing 02/02/09			Mortgage Securities	76.79%
(collateralized by U.S. Government			Financial	34.11%
Agency Issue; $2,857,000; 1.75%; dated			Asset Backed Securities	22.10%
11/15/11) (c)	2,811	2,811	Government	9.72%

TOTAL SHORT TERM INVESTMENTS		$ 5,853	Communications	3.04%
			Utilities	2.65%

REPURCHASE AGREEMENTS (6.64%)			Industrial	1.45%
			Consumer, Cyclical	1.08%
Money Center Banks (6.64%)			Energy	1.07%
Investment in Joint Trading Account; Bank			Consumer, Non-cyclical	0.80%
of America Repurchase Agreement; 0.25%			Basic Materials	0.64%
dated 1/30/2009 maturing 2/02/2009			Technology	0.33%
(collateralized by Sovereign Agency			Liabilities in Excess of Other Assets, Net	(53.78%)

Issues; $2,307,000; 0.00% - 4.88%; dated			TOTAL NET ASSETS	100.00%

07/27/09 - 06/13/18)	$ 2,240 $	2,240

Investment in Joint Trading Account;			Other Assets Summary (unaudited)

Deutsche Bank Repurchase Agreement;			Asset Type	Percent

0.25%; dated 1/30/2009 maturing
2/02/2009 (collateralized by Sovereign			Futures	10.56%
Agency Issues; $2,307,000; 0.00% -			Credit Default Swaps	0.28%
5.965%; dated 02/06/09 - 05/26/27)	2,240	2,240

		4,480

TOTAL REPURCHASE AGREEMENTS		$ 4,480

Total Investments		$ 103,713
Liabilities in Excess of Other Assets, Net - (53.78)%		(36,269)

TOTAL NET ASSETS - 100.00%		$ 67,444

Schedule of Investments
High Quality Intermediate-Term Bond Fund
January 31, 2009 (unaudited)

Futures Contracts

					Current		Unrealized
				Original	Market		Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)

US 10 Year Note; March 2009		Buy	33	$ 4,113	$ 4,048 $		(65)
US 5 Year Note; March 2009		Buy	26	3,095		3,073	(22)
All dollar amounts are shown in thousands (000's)

Credit Default Swaps

							Unrealized
			Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty (Issuer)	Reference Entity		Protection	Fixed Rate	Date	Amount	(Depreciation)

Morgan Stanley	CDX.NA.IG.10		Sell	1.55%	06/20/2013 $	3,416	$ (90)
UBS AG	CDX.NA.IG.10		Sell	1.55%	06/20/2013	2,440	(67)
UBS AG	CDX.NA.IG.11		Sell	1.50%	12/20/2013	5,000	30

All dollar amounts are shown in thousands (000's)

Schedule of Investments
High Yield Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (3.66%)			COMMON STOCKS (continued)
Applications Software (0.02%)			Transport - Services (0.46%)
Jingwei International Ltd (a)	400,000 $	300	Student Transportation of America Inc (b)	1,123,900 $	7,461

			TOTAL COMMON STOCKS	$ 58,953

Auto - Medium & Heavy Duty Trucks (1.44%)
New Flyer Industries Inc (b)	2,733,500	23,161	CONVERTIBLE PREFERRED STOCKS (0.74%)
			Airlines (0.32%)
Building - Residential & Commercial (0.07%)			Continental Airlines Finance Trust II	280,000	5,233
Desarrolladora Homex SAB de CV ADR (a)	56,100	1,070
			Reinsurance (0.42%)
Cable/Satellite TV (0.25%)			Aspen Insurance Holdings Ltd	177,000	6,726

Time Warner Cable Inc (a)	216,192	4,028	TOTAL CONVERTIBLE PREFERRED STOCKS	$ 11,959

Casino Hotels (0.00%)			PREFERRED STOCKS (0.09%)
Aladdin Gaming Holdings LLC - Warrants (a)	78,250	-	Finance - Investment Banker & Broker (0.00%)
(c)(d)			Lehman Brothers Holdings Inc	820,000	3

Finance - Commercial (0.06%)			Finance - Mortgage Loan/Banker (0.09%)
CIT Group Inc	329,476	919	Freddie Mac 8.38%; Series Z	1,300,000	1,391

			TOTAL PREFERRED STOCKS	$ 1,394

Food - Catering (0.03%)				Principal
FU JI Food and Catering Services Holdings
Ltd	962,000	438		Amount	Value
				(000's)	(000's)

Food - Dairy Products (0.13%)			BONDS (74.64%)
American Dairy Inc (a)	161,200	2,031	Agricultural Operations (0.90%)
			Southern States Cooperative Inc
Food - Miscellaneous/Diversified (0.76%)			10.50%, 11/ 1/2010 (c)(e)	$ 16,500	14,520
B&G Foods Inc	658,400	7,019
China Foods Ltd	5,050,000	1,690	Airlines (0.65%)
Zhongpin Inc (a)	346,500	3,593	Continental Airlines Inc

			8.75%, 12/ 1/2011 (c)	5,000	3,500

		12,302	7.34%, 4/19/2014	11,098	6,881

Medical - Biomedical/Gene (0.13%)					10,381

American Oriental Bioengineering Inc (a)	422,600	2,113
			Appliances (0.66%)
Neuro-Hitech Inc - Warrants (a)(c)(d)	125,000	-	ALH Finance LLC/ALH Finance Corp
Neuro-Hitech Inc (a)	250,000	32	8.50%, 1/15/2013	12,750	10,583

		2,145

Satellite Telecommunications (0.01%)			Applications Software (0.87%)
ICO Global Communications Holdings Ltd (a)	189,757	112	SS&C Technologies Inc
			11.75%, 12/ 1/2013	16,000	14,080
Special Purpose Entity (0.00%)
Adelphia Recovery Trust (a)(d)	2,437,336	-	Auto - Medium & Heavy Duty Trucks (0.68%)
			New Flyer Industries Ltd
Adelphia Recovery Trust (a)	5,641,292	56	14.00%, 8/19/2020 (c)(d)(e)	13,600	10,980

Neoview Holdings Inc - Warrants (a)(c)(d)	120,000	-	Auto/Truck Parts & Equipment - Original (0.46%)

		56	Accuride Corp

Therapeutics (0.00%)			8.50%, 2/ 1/2015	26,000	7,410
Vion Pharmaceuticals Inc - Warrants (a)(d)	130,000	-
Vion Pharmaceuticals Inc (a)	50,938	20	Beverages - Wine & Spirits (0.74%)
			Beverages & More Inc
Transport - Marine (0.30%)			9.25%, 3/ 1/2012 (e)	17,500	11,900
Teekay LNG Partners LP	272,000	4,910

Schedule of Investments
High Yield Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Cable TV (0.02%)			Diversified Banking Institutions (continued)
Adelphia Communications Corp			JP Morgan Chase & Co
0.00%, 6/15/2011 (a)	$ 5,650 $	85	7.90%, 4/29/2049 (f)	$ 20,300 $	15,429

Frontiervision					35,291

0.00%, 9/15/2010 (a)(d)	9,250	277
			Electric - Generation (0.00%)
Frontiervision Operating PRT
0.00%, 10/15/2010 (a)(d)	7,250	-	AES Corp/The

			8.75%, 5/15/2013 (e)	1	1
		362

Casino Hotels (0.93%)			Electric - Integrated (3.76%)
MGM Mirage			CILCORP Inc
13.00%, 11/15/2013 (e)	16,500	15,015	9.38%, 10/15/2029	3,000	3,690
			Duquesne Light Holdings Inc
Casino Services (0.86%)			5.50%, 8/15/2015	20,000	16,735
OED Corp/Diamond Jo LLC			Mirant Americas Generation LLC
8.75%, 4/15/2012	19,250	13,860	8.50%, 10/ 1/2021	32,500	27,625
			NV Energy Inc
Commercial Banks (0.33%)			6.75%, 8/15/2017	17,000	12,508
KeyBank NA			TECO Energy Inc
7.41%, 5/ 6/2015	6,000	5,253	7.50%, 6/15/2010	1	1

					60,559

Commercial Services (3.51%)
ARAMARK Corp			Electronics - Military (1.63%)
8.50%, 2/ 1/2015	40,000	38,900	L-3 Communications Corp
Ceridian Corp			5.88%, 1/15/2015	19,000	17,385
11.25%, 11/15/2015	32,500	17,550	6.38%, 10/15/2015	9,500	8,906

		56,450			26,291

Containers - Metal & Glass (1.59%)			Finance - Commercial (2.02%)
Crown Americas LLC / Crown Americas			CIT Group Inc
Capital Corp			2.22%, 3/12/2010 (f)	5,000	4,450
7.75%, 11/15/2015	12,000	12,120	1.46%, 7/28/2011 (f)	21,000	15,859
Crown Cork & Seal Co Inc			5.00%, 2/13/2014	8,000	5,406
8.00%, 4/15/2023	5,500	4,895	5.40%, 1/30/2016	5,500	3,582
7.38%, 12/15/2026	10,500	8,610	5.85%, 9/15/2016	5,000	3,231

		25,625			32,528

Containers - Paper & Plastic (1.18%)			Finance - Credit Card (0.93%)
Graphic Packaging International Inc			Discover Financial Services
8.50%, 8/15/2011	21,500	18,920	6.45%, 6/12/2017	20,000	14,973

Cruise Lines (1.25%)			Finance - Leasing Company (0.08%)
Royal Caribbean Cruises Ltd			DVI Inc
8.75%, 2/ 2/2011	14,000	11,200	0.00%, 2/ 1/2004 (a)(c)(d)	8,575	730
7.25%, 3/15/2018	15,000	9,000	0.00%, 2/ 1/2004 (a)(c)(d)	6,850	574

		20,200			1,304

Dialysis Centers (2.13%)			Finance - Mortgage Loan/Banker (1.34%)
DaVita Inc			Freddie Mac
6.63%, 3/15/2013	35,500	34,346	4.63%, 10/25/2012 (g)	20,000	21,596

Diversified Banking Institutions (2.19%)			Food - Miscellaneous/Diversified (0.81%)
Bank of America Corp			B&G Foods Inc
8.00%, 12/29/2049 (f)	37,500	19,862	8.00%, 10/ 1/2011	9,000	8,100
			12.00%, 10/30/2016 (d)	620	4,963

					13,063

Schedule of Investments
High Yield Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Independent Power Producer (1.26%)			Physical Therapy & Rehabilitation Centers (2.39%)
NRG Energy Inc			Healthsouth Corp
7.25%, 2/ 1/2014	$ 8,250 $	7,879	10.75%, 6/15/2016	$ 39,000 $	38,512
7.38%, 2/ 1/2016	8,000	7,620
Reliant Energy Inc			Pipelines (3.40%)
6.75%, 12/15/2014	5,250	4,843	Dynegy Holdings Inc

		20,342	8.38%, 5/ 1/2016	42,000	34,230

			El Paso Natural Gas Co
Medical - Drugs (1.55%)			8.38%, 6/15/2032	12,500	11,937
Elan Finance PLC/Elan Finance Corp			Energy Maintenance Services Group LLC
7.75%, 11/15/2011	17,500	13,825	11.50%, 3/ 1/2014 (c)(d)	12,298	8,609

8.88%, 12/ 1/2013	15,500	11,160			54,776

		24,985

			Publishing - Periodicals (2.20%)
Medical - HMO (1.46%)			Nielsen Finance LLC / Nielsen Finance Co
Multiplan Inc			11.63%, 2/ 1/2014 (e)	3,000	2,752
10.38%, 4/15/2016 (e)	30,500	23,485	10.00%, 8/ 1/2014	37,000	32,745

					35,497

Medical - Hospitals (5.51%)
HCA Inc			Radio (0.36%)
9.25%, 11/15/2016	16,000	15,280	Sirius Satellite Radio Inc
7.50%, 11/ 6/2033	16,000	7,600	9.63%, 8/ 1/2013	26,000	5,720
HCA Inc/DE
6.50%, 2/15/2016	10,000	7,000	Regional Banks (3.60%)
IASIS Healthcare LLC / IASIS Capital Corp			Wells Fargo & Co
8.75%, 6/15/2014	33,750	29,700	7.98%, 2/28/2049 (f)	55,500	34,410
Tenet Healthcare Corp			Wells Fargo Capital XV
9.25%, 2/ 1/2015 (f)	37,000	29,230	9.75%, 12/29/2049 (f)	25,000	23,500

		88,810			57,910

MRI - Medical Diagnostic Imaging (2.07%)			REITS - Healthcare (0.57%)
Alliance Imaging Inc			Omega Healthcare Investors Inc
7.25%, 12/15/2012	36,000	33,300	7.00%, 4/ 1/2014	10,000	9,200

Non-Hazardous Waste Disposal (1.32%)			REITS - Office Property (0.99%)
Allied Waste North America Inc			Reckson Operating Partnership LP
7.88%, 4/15/2013	14,000	14,035	6.00%, 3/31/2016	26,500	15,888
6.88%, 6/ 1/2017	7,500	7,275

			Rental - Auto & Equipment (0.00%)
		21,310

			United Rentals North America Inc
Oil Company - Exploration & Production (1.33%)			6.50%, 2/15/2012	1	1
Chesapeake Energy Corp
6.88%, 1/15/2016	14,000	12,005	Retail - Automobile (1.57%)
6.50%, 8/15/2017	11,500	9,372	Asbury Automotive Group Inc

		21,377	8.00%, 3/15/2014	13,250	6,227

			7.63%, 3/15/2017	3,500	1,610
Oil Refining & Marketing (1.49%)			Penske Auto Group Inc
Tesoro Corp			7.75%, 12/15/2016	19,500	9,360
6.63%, 11/ 1/2015	30,500	23,981	Sonic Automotive Inc
			8.63%, 8/15/2013	20,500	8,098

Pharmacy Services (1.42%)
					25,295

Omnicare Inc
6.13%, 6/ 1/2013	12,350	11,238	Retail - Regional Department Store (1.02%)
6.88%, 12/15/2015	13,000	11,700	Neiman Marcus Group Inc/The

		22,938	10.38%, 10/15/2015	36,000	16,380

Schedule of Investments
High Yield Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Retail - Sporting Goods (0.99%)			Identification Systems - Development (0.39%)
Remington Arms Co Inc			L-1 Identity Solutions, Term Loan B
10.50%, 2/ 1/2011	$ 18,500 $	15,910	0.00%, 8/ 5/2013 (f)(h)	$ 6,773 $	6,298

Savings & Loans - Thrifts (0.00%)			Medical - HMO (0.37%)
Washington Mutual Bank/Henderson NV			Multiplan Inc, Term Loan B
0.00%, 6/15/2011 (a)	3,500	-	3.00%, 4/12/2013 (f)	5,216	3,886
0.00%, 1/15/2013 (a)	3,000	-	Multiplan Inc, Term Loan C
0.00%, 1/15/2015 (a)	2,000	-	3.00%, 4/12/2013 (f)	2,783	2,067

Washington Mutual Preferred Funding LLC					5,953

0.00%, 10/29/2049 (a)(c)(e)	34,000	4	TOTAL SENIOR FLOATING RATE INTERESTS	$ 42,473

		4

			CONVERTIBLE BONDS (11.47%)
Sovereign (3.04%)			Agricultural Chemicals (0.24%)
Brazilian Government International Bond
12.50%, 1/ 5/2016	48,600	21,840	Sinofert Holdings Ltd
			0.00%, 8/ 7/2011 (a)	24,000	3,931
12.50%, 1/ 5/2022	14,500	6,563
Mexican Bonos			Computers - Memory Devices (0.27%)
8.00%, 12/19/2013	288,474	20,525	NetApp Inc

		48,928	1.75%, 6/ 1/2013 (e)	5,500	4,338

Special Purpose Entity (5.48%)
CCM Merger Inc			Decision Support Software (0.57%)
8.00%, 8/ 1/2013 (e)	39,500	16,590	SPSS Inc
CDX North America High Yield			2.50%, 3/15/2012	11,250	9,239
8.88%, 6/29/2013 (e)	27,525	22,708
			Educational Software (0.18%)
ISA Capital do Brasil SA
8.80%, 1/30/2017 (e)	18,500	16,928	Blackboard Inc
			3.25%, 7/ 1/2027	3,500	2,953
TRAINS HY-1-2006
7.15%, 5/ 1/2016 (a)(e)	38,745	31,531	Electronic Components - Semiconductors (0.45%)
UCI Holdco Inc			Diodes Inc
10.00%, 12/15/2013 (f)	5,024	553	2.25%, 10/ 1/2026	10,750	7,310

		88,310

Telecommunication Services (1.08%)			Enterprise Software & Services (0.75%)
Qwest Corp			Lawson Software Inc
8.88%, 3/15/2012 (f)	17,500	17,412	2.50%, 4/15/2012	15,500	12,013

Transactional Software (0.13%)			Food - Catering (1.82%)
Open Solutions Inc			FU JI Food and Catering Services Holdings Ltd
9.75%, 2/ 1/2015 (e)	15,000	2,100	0.00%, 11/ 9/2009 (a)	46,500	5,875
			0.00%, 10/18/2010 (a)	245,000	23,386

Transport - Services (0.89%)					29,261

Trailer Bridge Inc
9.25%, 11/15/2011	18,000	14,400	Footwear & Related Apparel (1.14%)

			Iconix Brand Group Inc
TOTAL BONDS	$ 1,202,262		1.88%, 6/30/2012	32,000	18,400

SENIOR FLOATING RATE INTERESTS (2.64%)
Commercial Services (1.88%)			Medical - Biomedical/Gene (0.02%)
Quintiles Transnational, Term Loan Lien 1			Cell Therapeutics Inc
3.46%, 3/31/2013 (f)	28,617	24,897	4.00%, 7/ 1/2010	5,000	275
Quintiles Transnational, Term Loan Lien 2
5.46%, 3/31/2014 (f)	7,500	5,325	Pharmacy Services (0.40%)

		30,222	Omnicare Inc

			3.25%, 12/15/2035	9,500	6,507

Schedule of Investments
High Yield Fund
January 31, 2009 (unaudited)

	Principal		(a) Non-Income Producing Security
	Amount	Value	(b)	Affiliated Security as defined by the Investment Company Act of 1940
	(000's)	(000's)	(the Fund controls 5.0% or more of the outstanding voting shares of the

			security).
CONVERTIBLE BONDS (continued)			(c) Security is Illiquid
Retail - Automobile (0.47%)			(d)	Market value is determined in accordance with procedures established in
Asbury Automotive Group Inc			good faith by the Board of Directors. At the end of the period, the value
3.00%, 9/15/2012	$ 12,500 $	4,360	of these securities totaled $26,133 or 1.62% of net assets.
Penske Auto Group Inc			(e)	Security exempt from registration under Rule 144A of the Securities Act
3.50%, 4/ 1/2026	5,000	3,131	of 1933. These securities may be resold in transactions exempt from

			registration, normally to qualified institutional buyers. Unless otherwise
		7,491	indicated, these securities are not considered illiquid. At the end of the

Retail - Regional Department Store (0.32%)			period, the value of these securities totaled $173,243 or 10.76% of net
			assets.
Golden Eagle Retail Group Ltd			(f) Variable Rate. Rate shown is in effect at January 31, 2009.
0.00%, 10/23/2011 (a)	38,000	5,090
			(g) Security or a portion of the security was pledged to cover margin
			requirements for swap and/or swaption contracts. At the end of the
Semiconductor Component - Integrated Circuits (0.83%)			period, the value of these securities totaled $3,897 or 0.24% of net
Jazz Technologies Inc			assets.
8.00%, 12/31/2011	6,000	1,215	(h)	This Senior Floating Rate Note will settle after January 31, 2009, at
Linear Technology Corp			which time the interest rate will be determined.
3.00%, 5/ 1/2027	15,500	12,148

		13,363	Unrealized Appreciation (Depreciation)

			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Therapeutics (3.17%)			of investments held by the fund as of the period end were as follows:
CV Therapeutics Inc
2.75%, 5/16/2012	5,000	4,819	Unrealized Appreciation	$ 20,757
3.25%, 8/16/2013	52,400	45,457	Unrealized Depreciation	(495,743)

Vion Pharmaceuticals Inc			Net Unrealized Appreciation (Depreciation)	(474,986)
7.75%, 2/15/2012 (e)	2,500	391	Cost for federal income tax purposes	2,054,262
7.75%, 2/15/2012	2,000	312	All dollar amounts are shown in thousands (000's)

		50,979

Transport - Marine (0.74%)			Portfolio Summary (unaudited)

Horizon Lines Inc			Sector	Percent

4.25%, 8/15/2012	25,000	12,000	Consumer, Non-cyclical	29.45%
			Financial	21.47%
Ultra Sound Imaging Systems (0.10%)			Consumer, Cyclical	14.66%
SonoSite Inc			Industrial	8.52%
			Energy	6.22%
3.75%, 7/15/2014	2,100	1,664	Utilities	5.02%

TOTAL CONVERTIBLE BONDS	$ 184,814		Government	4.47%

			Technology	4.08%
REPURCHASE AGREEMENTS (4.81%)			Communications	3.92%
Money Center Banks (4.81%)			Basic Materials	0.24%
Investment in Joint Trading Account; Bank			Other Assets in Excess of Liabilities, Net	1.95%

of America Repurchase Agreement; 0.25%			TOTAL NET ASSETS	100.00%

dated 1/30/2009 maturing 2/02/2009
(collateralized by Sovereign Agency			Other Assets Summary (unaudited)

Issues; $39,872,000; 0.00% - 4.88%; dated			Asset Type	Percent

07/27/09 - 06/13/18)	$ 38,711 $	38,710	Credit Default Swaps	0.10%
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.25%; dated 1/30/2009 maturing
2/02/2009 (collateralized by Sovereign
Agency Issues; $39,872,000; 0.00% -
5.965%; dated 02/06/09 - 05/26/27)	38,711	38,711

		77,421

TOTAL REPURCHASE AGREEMENTS	$ 77,421

Total Investments	$ 1,579,276
Other Assets in Excess of Liabilities, Net - 1.95%		31,389

TOTAL NET ASSETS - 100.00%	$ 1,610,665

Schedule of Investments
High Yield Fund
January 31, 2009 (unaudited)

Credit Default Swaps

Unrealized
				Buy/Sell	(Pay)/Receive	Expiration	Notional	Appreciation/
Counterparty (Issuer)	Reference Entity			Protection	Fixed Rate	Date	Amount	(Depreciation)

UBS AG	CDX.NA.HY.11			Sell	5.00%	12/20/2013 $	19,800 $	(1,618)

All dollar amounts are shown in thousands (000's)
Affiliated Securities

	October 31, 2008		Purchases		Sales		January 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

New Flyer Industries Inc	2,653,300 $	23,058	80,200	$ 629	-	$ -	2,733,500 $	23,687
Student Transportation of America Inc	1,123,000	10,449	900	6	-	-	1,123,900	10,455

	$ 33,507			$ 635		$ -	$ 34,142

				Realized Gain/Loss		Realized Gain/Loss from
		Dividends		on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

New Flyer Industries Inc	$ 212			$ -		$ -
Student Transportation of America Inc			249		-			-

	$ 461			$ -		$ -

Schedule of Investments
High Yield Fund I
January 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

CONVERTIBLE PREFERRED STOCKS (0.37%)			BONDS (continued)
Auto - Car & Light Trucks (0.03%)			Airlines (0.93%)
General Motors Corp	50,000 $	180	American Airlines Pass Through Trust 2001-01
			6.82%, 5/23/2011 (c)	$ 1,750 $	1,312
Diversified Banking Institutions (0.34%)			7.38%, 5/23/2019 (c)	254	122
Bank of America Corp	4,800	2,422	American Airlines Pass Through Trust 2001-02

TOTAL CONVERTIBLE PREFERRED STOCKS	$ 2,602		6.98%, 4/ 1/2011 (c)	2,112	1,921

			Continental Airlines Inc
PREFERRED STOCKS (0.02%)			7.49%, 10/ 2/2010 (c)	167	154
Finance - Commercial (0.02%)			8.75%, 12/ 1/2011 (c)	500	350

Preferred Blocker Inc (a)	426	106	2.57%, 6/ 2/2013 (b)	500	298

TOTAL PREFERRED STOCKS	$ 106		Delta Air Lines Inc

	Principal		7.11%, 9/18/2011 (c)	400	349
	Amount	Value	8.95%, 8/10/2014 (c)(d)	242	145
	(000's)	(000's)	8.02%, 8/10/2022 (c)	815	440

BONDS (83.39%)			Northwest Airlines Inc
Advertising Agencies (0.04%)			7.03%, 11/ 1/2019	750	420
Interpublic Group of Cos Inc			UAL Pass Through Trust Series 2007-1
6.25%, 11/15/2014	$ 500	272	7.34%, 7/ 2/2019 (a)	463	245
			6.64%, 7/ 2/2022 (d)	1,134	788

Advertising Sales (0.29%)					6,544

Lamar Media Corp
6.63%, 8/15/2015	2,000	1,500	Apparel Manufacturers (0.16%)
6.63%, 8/15/2015	106	80	Hanesbrands Inc
			5.70%, 12/15/2014 (b)	1,500	1,095
6.63%, 8/15/2015	644	483

		2,063	Auction House & Art Dealer (0.02%)

Advertising Services (0.22%)			Sotheby's
RH Donnelley Inc			7.75%, 6/15/2015 (a)	250	138
11.75%, 5/15/2015 (a)	1,966	580
Visant Corp			Auto - Car & Light Trucks (0.36%)
7.63%, 10/ 1/2012	200	180	Ford Motor Co
Visant Holding Corp			9.22%, 9/15/2021	500	95
10.25%, 12/ 1/2013 (b)	850	748	7.13%, 11/15/2025	225	44

		1,508	7.45%, 7/16/2031	3,780	832

			9.98%, 2/15/2047	325	65
Aerospace & Defense (0.13%)			General Motors Corp
Esterline Technologies Corp			7.20%, 1/15/2011	3,245	665
6.63%, 3/ 1/2017	1,000	910	7.40%, 9/ 1/2025	700	84
Aerospace & Defense Equipment (0.07%)			6.75%, 5/ 1/2028	150	17
GenCorp Inc			8.38%, 7/15/2033	5,350	749

9.50%, 8/15/2013	700	518			2,551

			Auto/Truck Parts & Equipment - Original (0.08%)
Agricultural Chemicals (0.52%)			Tenneco Inc
Mosaic Co/The			10.25%, 7/15/2013	373	246
7.38%, 12/ 1/2014 (a)	1,000	960	Titan International Inc
Terra Capital Inc			8.00%, 1/15/2012	400	336

7.00%, 2/ 1/2017	2,965	2,698			582

		3,658

			Beverages - Wine & Spirits (0.75%)
Agricultural Operations (0.03%)			Constellation Brands Inc
Eurofresh Inc			8.38%, 12/15/2014	1,885	1,876
11.50%, 1/15/2013 (a)	983	226	7.25%, 9/ 1/2016	500	477

Schedule of Investments
High Yield Fund I
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Beverages - Wine & Spirits (continued)			Cable/Satellite TV (5.95%)
Constellation Brands Inc (continued)			Cablevision Systems Corp
7.25%, 5/15/2017	$ 3,050 $	2,928	8.00%, 4/15/2012	$ 500 $	483

		5,281	CCO Holdings LLC / CCO Holdings Capital

			Corp
Brewery (0.15%)			8.75%, 11/15/2013	3,000	2,190
Anheuser-Busch InBev Worldwide Inc			Charter Communications Operating LLC /
7.75%, 1/15/2019 (a)	1,000	1,014	Charter Communications Operating Capital
			10.88%, 9/15/2014 (a)	1,500	1,298
Broadcasting Services & Programming (0.19%)			CSC Holdings Inc/United States
Barrington Broadcasting Group LLC and			8.13%, 8/15/2009	1,100	1,105
Barrington Broadcasting Capital Corp			7.63%, 4/ 1/2011	1,950	1,940
10.50%, 8/15/2014	250	58
			6.75%, 4/15/2012	1,000	963
Fisher Communications Inc
8.63%, 9/15/2014	700	560	8.50%, 4/15/2014 (a)	325	319
Nexstar Broadcasting Inc			DirecTV Holdings LLC/DirecTV Financing Co
7.00%, 1/15/2014	1,000	445	8.38%, 3/15/2013	11,305	11,362
Xm Satellite Radio Inc			6.38%, 6/15/2015	500	470
13.00%, 8/ 1/2013 (a)	1,000	250	7.63%, 5/15/2016	750	737

		1,313	Echostar DBS Corp

			6.38%, 10/ 1/2011	6,225	5,976
Building - Residential & Commercial (0.62%)			7.00%, 10/ 1/2013	2,000	1,900
DR Horton Inc			6.63%, 10/ 1/2014	1,850	1,683
5.63%, 9/15/2014	2,875	2,099
			7.75%, 5/31/2015	1,000	935
K Hovnanian Enterprises Inc
11.50%, 5/ 1/2013	1,500	1,234	7.13%, 2/ 1/2016	660	607
KB Home			Kabel Deutschland GmbH
5.88%, 1/15/2015	415	284	10.63%, 7/ 1/2014	375	362
M/I Homes Inc			Mediacom Broadband LLC / Mediacom
6.88%, 4/ 1/2012	1,335	674	Broadband Corp
			8.50%, 10/15/2015	3,935	3,384
Meritage Homes Corp
7.00%, 5/ 1/2014	126	82	Mediacom LLC/Mediacom Capital Corp

			9.50%, 1/15/2013	2,819	2,481
		4,373

			Shaw Communications Inc
Building & Construction - Miscellaneous (0.16%)			7.20%, 12/15/2011	2,795	2,697
Dycom Investments Inc			Unitymedia GmbH
8.13%, 10/15/2015	1,520	1,083	10.38%, 2/15/2015 (a)(c)(d)	1,000	772

					41,664

Building & Construction Products -
Miscellaneous (0.13%)			Casino Hotels (1.54%)
Associated Materials Inc			Harrah's Operating Co Inc
9.75%, 4/15/2012	557	495	10.75%, 2/ 1/2016 (a)	1,365	321
Gibraltar Industries Inc			Mandalay Resort Group
8.00%, 12/ 1/2015 (b)	550	300	9.38%, 2/15/2010	500	402
Interline Brands Inc			6.38%, 12/15/2011	900	630
8.13%, 6/15/2014	175	140	MGM Mirage

		935	6.75%, 9/ 1/2012	500	295

Building Products - Cement & Aggregate (0.08%)			6.75%, 4/ 1/2013	1,500	870
Hanson Australia Funding Ltd			13.00%, 11/15/2013 (a)	1,065	969
5.25%, 3/15/2013	250	98	6.63%, 7/15/2015	531	327
Hanson Ltd			7.50%, 6/ 1/2016	965	521
6.13%, 8/15/2016	500	213	San Pasqual Casino
US Concrete Inc			8.00%, 9/15/2013 (a)	3,611	2,744
8.38%, 4/ 1/2014	500	275	Seminole Hard Rock Entertainment Inc

		586	4.50%, 3/15/2014 (a)(b)	2,450	1,164

Schedule of Investments
High Yield Fund I
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Casino Hotels (continued)			Coal (continued)
Wynn Las Vegas LLC / Wynn Las Vegas			Massey Energy Co
Capital Corp			6.88%, 12/15/2013	$ 6,785 $	5,937
6.63%, 12/ 1/2014	$ 3,500 $	2,551	Peabody Energy Corp

		10,794	6.88%, 3/15/2013	2,700	2,632

Casino Services (0.03%)			5.88%, 4/15/2016	1,470	1,323

Choctaw Resort Development Enterprise					15,274

7.25%, 11/15/2019 (a)	655	210	Commercial Banks (0.05%)
			Manufacturers & Traders Trust Co
Cellular Telecommunications (1.20%)			5.63%, 12/ 1/2021 (b)	500	357
Centennial Cellular Operating Co/Centennial
Communications Corp			Commercial Services (0.22%)
10.13%, 6/15/2013	500	516
			ARAMARK Corp
Cricket Communications Inc			8.50%, 2/ 1/2015	650	632
9.38%, 11/ 1/2014	2,250	2,047
			Iron Mountain Inc
10.00%, 7/15/2015 (a)	500	463	8.00%, 6/15/2020	1,000	925

iPCS Inc					1,557

5.32%, 5/ 1/2013 (b)	1,750	1,242
MetroPCS Wireless Inc			Commercial Services - Finance (0.83%)
9.25%, 11/ 1/2014	1,100	1,019	ACE Cash Express Inc
9.25%, 11/ 1/2014 (a)	200	184	10.25%, 10/ 1/2014 (a)	1,250	237
Nextel Communications Inc			Cardtronics Inc
6.88%, 10/31/2013	3,750	1,819	9.25%, 8/15/2013	3,480	2,462
Rogers Wireless Inc			9.25%, 8/15/2013	1,035	732
6.38%, 3/ 1/2014	1,125	1,095	Lender Processing Services Inc

		8,385	8.13%, 7/ 1/2016	2,530	2,404

					5,835

Chemicals - Diversified (0.26%)
Reichhold Industries Inc			Computer Services (0.72%)
9.00%, 8/15/2014 (a)	860	585	Sungard Data Systems Inc
Westlake Chemical Corp			9.13%, 8/15/2013	700	585
6.63%, 1/15/2016	2,310	1,224	10.63%, 5/15/2015 (a)	3,710	3,079

		1,809	10.25%, 8/15/2015	305	207

Chemicals - Plastics (0.21%)			Unisys Corp
			8.00%, 10/15/2012	2,000	740
PolyOne Corp
8.88%, 5/ 1/2012	3,400	1,496	12.50%, 1/15/2016	1,000	405

					5,016

Chemicals - Specialty (0.70%)			Computers - Memory Devices (0.13%)
MacDermid Inc			Seagate Technology HDD Holdings
9.50%, 4/15/2017 (a)	4,830	2,367	6.80%, 10/ 1/2016	1,750	927
Momentive Performance Materials Inc
9.75%, 12/ 1/2014 (b)	2,945	1,296	Consumer Products - Miscellaneous (0.48%)
10.13%, 12/ 1/2014 (b)	2,546	840	American Achievement Corp
NewMarket Corp			8.25%, 4/ 1/2012 (a)	750	600
7.13%, 12/15/2016	500	387	Central Garden and Pet Co

		4,890	9.13%, 2/ 1/2013	500	350

Circuit Boards (0.25%)			Jarden Corp
			7.50%, 5/ 1/2017	2,350	1,692
Viasystems Inc
10.50%, 1/15/2011	2,350	1,716	Spectrum Brands Inc
			12.00%, 10/ 2/2013	700	199

Coal (2.18%)			7.38%, 2/ 1/2015	1,000	195
Arch Western Finance LLC			Yankee Acquisition Corp/MA
6.75%, 7/ 1/2013	5,680	5,382	8.50%, 2/15/2015	700	336

					3,372

Schedule of Investments
High Yield Fund I
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Containers - Metal & Glass (1.31%)			Diversified Manufacturing Operations
Ball Corp			(continued)
6.88%, 12/15/2012	$ 8,120 $	8,120	RBS Global Inc/Rexnord LLC
Impress Holdings BV			9.50%, 8/ 1/2014	$ 850 $	731
4.22%, 9/15/2013 (a)(b)	600	288	8.88%, 9/ 1/2016	750	525
Owens Brockway Glass Container Inc			SPX Corp
8.25%, 5/15/2013	750	754	7.63%, 12/15/2014 (a)	900	828

		9,162			3,452

Containers - Paper & Plastic (1.04%)			Diversified Minerals (0.09%)
AEP Industries Inc			FMG Finance Pty Ltd
7.88%, 3/15/2013	1,021	587	10.63%, 9/ 1/2016 (a)	1,000	650
Berry Plastics Corp
8.88%, 9/15/2014	1,500	735	Diversified Operations (0.45%)
5.84%, 2/15/2015 (b)	1,325	961	Kansas City Southern Railway
			8.00%, 6/ 1/2015	1,500	1,350
Constar International Inc
5.52%, 2/15/2012 (b)	2,150	1,333	Leucadia National Corp
			7.13%, 3/15/2017	1,000	735
0.00%, 12/ 1/2012 (e)	400	12
			Susser Holdings LLC & Susser Finance Corp
Graham Packaging Co Inc			10.63%, 12/15/2013	1,150	1,069

9.88%, 10/15/2014	3,190	2,026
					3,154

Intertape Polymer US Inc
8.50%, 8/ 1/2014	350	230	Electric - Generation (2.00%)
Jefferson Smurfit Corp US			AES Corp/The
8.25%, 10/ 1/2012 (e)	3,250	357	8.75%, 5/15/2013 (a)	5,151	5,164
Plastipak Holdings Inc			8.00%, 10/15/2017	150	141
8.50%, 12/15/2015 (a)	1,000	730	8.00%, 6/ 1/2020 (a)	1,000	910
Portola Packaging Inc			Edison Mission Energy
0.00%, 2/ 1/2012 (e)	880	331	7.50%, 6/15/2013	350	336

		7,302	7.75%, 6/15/2016	1,600	1,536

Dialysis Centers (0.24%)			7.00%, 5/15/2017	1,400	1,302
DaVita Inc			7.20%, 5/15/2019	500	454
6.63%, 3/15/2013	1,750	1,693	7.63%, 5/15/2027	3,145	2,555
			Midwest Generation LLC
Distribution & Wholesale (0.26%)			8.56%, 1/ 2/2016	1,670	1,628

ACE Hardware Corp					14,026

9.13%, 6/ 1/2016 (a)	2,000	1,500
Intcomex Inc			Electric - Integrated (3.84%)
11.75%, 1/15/2011 (c)(d)	750	285	CMS Energy Corp

		1,785	8.50%, 4/15/2011	610	614

			6.30%, 2/ 1/2012	950	892
Diversified Banking Institutions (0.42%)			6.88%, 12/15/2015	2,975	2,721
GMAC LLC			Energy Future Holdings Corp
6.88%, 9/15/2011 (a)	2,010	1,582	10.88%, 11/ 1/2017	2,125	1,679
4.40%, 12/ 1/2014 (a)(b)	389	220	11.25%, 11/ 1/2017	12,150	7,047
8.00%, 11/ 1/2031 (a)	684	410	Exelon Corp
Royal Bank of Scotland Group PLC			4.90%, 6/15/2015	2,910	2,454
9.12%, 3/31/2049	2,000	730	Ipalco Enterprises Inc

		2,942	7.25%, 4/ 1/2016 (a)	1,745	1,614

Diversified Manufacturing Operations (0.49%)			Mirant Americas Generation LLC
Harland Clarke Holdings Corp			8.30%, 5/ 1/2011	2,000	1,965
6.90%, 5/15/2015 (b)	800	264	8.50%, 10/ 1/2021	2,815	2,393
9.50%, 5/15/2015	600	264	Mirant Mid Atlantic LLC
JB Poindexter & Co Inc			8.63%, 6/30/2012	1,877	1,774
8.75%, 3/15/2014	1,500	840

Schedule of Investments
High Yield Fund I
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electric - Integrated (continued)			Finance - Other Services (0.84%)
PPL Energy Supply LLC			Icahn Enterprises LP / Icahn Enterprises
6.30%, 7/15/2013	$ 2,850 $	2,706	Finance Corp
Public Service Co of New Mexico			8.13%, 6/ 1/2012	$ 2,965 $	2,557
7.95%, 5/15/2018	200	178	7.13%, 2/15/2013	4,110	3,350

Texas Competitive Electric Holdings Co LLC					5,907

10.50%, 11/ 1/2015 (a)(b)	450	333
			Food - Dairy Products (0.24%)
10.50%, 11/ 1/2016 (a)	940	536	Dean Foods Co

		26,906	7.00%, 6/ 1/2016	750	694

Electronic Components - Miscellaneous (0.84%)			Land O' Lakes Inc
Communications & Power Industries Inc			9.00%, 12/15/2010	1,000	1,000

8.00%, 2/ 1/2012	500	455			1,694

Flextronics International Ltd			Food - Meat Products (0.22%)
6.50%, 5/15/2013	700	574	Smithfield Foods Inc
6.25%, 11/15/2014	3,305	2,553	7.75%, 5/15/2013	750	540
NXP BV/NXP Funding LLC			7.75%, 7/ 1/2017	1,500	1,016

3.84%, 10/15/2013 (b)	3,520	845			1,556

7.88%, 10/15/2014	750	210
Sanmina-SCI Corp			Food - Miscellaneous/Diversified (0.26%)
6.75%, 3/ 1/2013	500	245	Chiquita Brands International Inc
4.75%, 6/15/2014 (a)(b)	1,720	998	8.88%, 12/ 1/2015	1,250	1,019

		5,880	Dole Food Co Inc

			8.63%, 5/ 1/2009	500	471
Electronic Components - Semiconductors (0.33%)			7.25%, 6/15/2010	375	317

Amkor Technology Inc					1,807

7.13%, 3/15/2011	750	536
7.75%, 5/15/2013	1,500	870	Food - Retail (0.37%)
Freescale Semiconductor Inc			Ingles Markets Inc
5.87%, 12/15/2014 (b)	1,050	195	8.88%, 12/ 1/2011	700	661
9.13%, 12/15/2014	1,315	174	Stater Brothers Holdings
Spansion Inc			8.13%, 6/15/2012	500	495
5.33%, 6/ 1/2013 (a)(b)	2,250	568	SUPERVALU Inc

		2,343	7.50%, 11/15/2014	1,500	1,433

					2,589

Electronics - Military (1.40%)
L-3 Communications Corp			Funeral Services & Related Items (1.54%)
7.63%, 6/15/2012	4,625	4,596	Service Corp International/US
5.88%, 1/15/2015	360	329	7.38%, 10/ 1/2014	2,270	2,168
6.38%, 10/15/2015	5,170	4,847	6.75%, 4/ 1/2015	1,675	1,533

		9,772	6.75%, 4/ 1/2016	750	673

			7.00%, 6/15/2017	2,250	2,048
Filtration & Separation Products (0.20%)			7.50%, 4/ 1/2027	2,595	1,842
Polypore Inc			Stewart Enterprises Inc
8.75%, 5/15/2012	1,928	1,427	6.25%, 2/15/2013 (b)	2,950	2,522

					10,786

Finance - Auto Loans (1.60%)
Ford Motor Credit Co LLC			Gambling (Non-Hotel) (1.00%)
7.38%, 2/ 1/2011	5,300	3,960	Isle of Capri Casinos Inc
9.88%, 8/10/2011	2,150	1,598	7.00%, 3/ 1/2014	600	297
7.25%, 10/25/2011	4,185	2,980	Mashantucket Western Pequot Tribe
4.01%, 1/13/2012 (b)	1,750	1,085	8.50%, 11/15/2015 (a)	2,520	870
8.00%, 12/15/2016	2,650	1,587	Pokagon Gaming Authority

			10.38%, 6/15/2014 (a)	3,711	3,247
		11,210

Schedule of Investments
High Yield Fund I
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Gambling (Non-Hotel) (continued)			Medical - Drugs (continued)
Shingle Springs Tribal Gaming Authority			Elan Finance PLC/Elan Finance Corp
9.38%, 6/15/2015 (a)	$ 4,220 $	2,595	(continued)

		7,009	8.88%, 12/ 1/2013	$ 860 $	619

					2,852

Human Resources (0.30%)
TeamHealth Inc			Medical - HMO (0.23%)
11.25%, 12/ 1/2013	2,643	2,128	Multiplan Inc
			10.38%, 4/15/2016 (a)	2,083	1,604
Independent Power Producer (2.33%)
Mirant North America LLC			Medical - Hospitals (1.70%)
7.38%, 12/31/2013	600	579	Community Health Systems Inc
NRG Energy Inc			8.88%, 7/15/2015	2,450	2,358
7.25%, 2/ 1/2014	4,635	4,426	HCA Inc
7.38%, 2/ 1/2016	1,000	953	6.30%, 10/ 1/2012	1,010	833
7.38%, 1/15/2017	7,150	6,703	9.25%, 11/15/2016	4,735	4,522
Reliant Energy Inc			HCA Inc/DE
7.63%, 6/15/2014	2,100	1,717	6.50%, 2/15/2016	1,030	721
6.75%, 12/15/2014	800	738	IASIS Healthcare LLC / IASIS Capital Corp
7.88%, 6/15/2017	1,500	1,215	8.75%, 6/15/2014	750	660

		16,331	Tenet Healthcare Corp

			6.38%, 12/ 1/2011	250	223
Industrial Gases (0.25%)			9.88%, 7/ 1/2014	3,200	2,576

Airgas Inc					11,893

7.13%, 10/ 1/2018 (a)	1,925	1,771
			Medical - Outpatient & Home Medical Care (0.88%)
Insurance Brokers (0.06%)			National Mentor Holdings Inc
HUB International Holdings Inc			11.25%, 7/ 1/2014	1,200	924
10.25%, 6/15/2015 (a)	750	405	NMH Holdings Inc
			9.12%, 6/15/2014 (a)(b)	4,425	2,345
Machinery - Construction & Mining (0.07%)			Select Medical Corp
Terex Corp			7.63%, 2/ 1/2015	4,605	2,901

8.00%, 11/15/2017	600	498			6,170

			Medical Products (0.75%)
Machinery - General Industry (0.14%)
			Biomet Inc
Stewart & Stevenson LLC			10.00%, 10/15/2017	2,400	2,436
10.00%, 7/15/2014	400	252
			11.63%, 10/15/2017	3,040	2,827

Wabtec Corp
6.88%, 7/31/2013	800	724			5,263

		976	Metal - Aluminum (0.01%)

Machinery - Material Handling (0.07%)			CII Carbon LLC
			11.13%, 11/15/2015 (a)	100	69
Columbus McKinnon Corp/NY
8.88%, 11/ 1/2013	525	472
			Metal - Diversified (0.58%)

Medical - Biomedical/Gene (0.45%)			Freeport-McMoRan Copper & Gold Inc
			8.25%, 4/ 1/2015	1,340	1,141
FMC Finance III SA
6.88%, 7/15/2017	3,260	3,146	8.38%, 4/ 1/2017	3,535	2,934

					4,075

Medical - Drugs (0.41%)			Metal Processors & Fabrication (0.12%)
Elan Finance PLC/Elan Finance Corp			Wolverine Tube Inc
6.15%, 11/15/2011 (b)	1,200	888	10.50%, 4/ 1/2009	1,000	842
7.75%, 11/15/2011	1,500	1,185
6.33%, 12/ 1/2013 (b)	250	160

Schedule of Investments
High Yield Fund I
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mining Services (0.03%)			Oil Company - Exploration & Production
Noranda Aluminium Acquisition Corp			(continued)
6.83%, 5/15/2015	$ 500 $	190	Encore Acquisition Co
			6.00%, 7/15/2015	$ 1,000 $	800
Multimedia (0.25%)			7.25%, 12/ 1/2017	1,250	1,006
CanWest MediaWorks LP			Forest Oil Corp
9.25%, 8/ 1/2015 (a)	1,500	217	7.75%, 5/ 1/2014	1,385	1,267
LBI Media Inc			7.25%, 6/15/2019	2,990	2,489
8.50%, 8/ 1/2017 (a)	1,000	350	7.25%, 6/15/2019 (a)	500	416
Quebecor Media Inc			Newfield Exploration Co
7.75%, 3/15/2016	1,500	1,178	6.63%, 9/ 1/2014	4,295	3,844

		1,745	7.13%, 5/15/2018	500	441

Music (0.23%)			Petroquest Energy Inc
WMG Acquisition Corp			10.38%, 5/15/2012	700	539
7.38%, 4/15/2014	2,560	1,626	Pioneer Natural Resources Co
			6.65%, 3/15/2017	3,200	2,546
Non-Hazardous Waste Disposal (0.47%)			Range Resources Corp
Allied Waste North America Inc			7.50%, 5/15/2016	2,933	2,757
7.88%, 4/15/2013	250	251	7.25%, 5/ 1/2018	50	45
6.13%, 2/15/2014	500	480	Sabine Pass LNG LP
7.38%, 4/15/2014	500	493	7.25%, 11/30/2013	1,580	1,173
7.25%, 3/15/2015	750	727	7.50%, 11/30/2016	7,460	5,493
7.13%, 5/15/2016	1,000	975	Swift Energy Co
			7.63%, 7/15/2011	1,000	860
WCA Waste Corp
9.25%, 6/15/2014 (c)	500	370	7.13%, 6/ 1/2017	1,500	1,005

		3,296	W&T Offshore Inc

			8.25%, 6/15/2014 (a)	2,500	1,725

Oil - Field Services (0.56%)					40,878

Calfrac Holdings LP
7.75%, 2/15/2015 (a)	1,875	1,172	Oil Refining & Marketing (0.26%)
Forbes Energy Services LLC / Forbes Energy			Frontier Oil Corp
Capital Inc			6.63%, 10/ 1/2011	500	477
11.00%, 2/15/2015	1,000	600	Tesoro Corp
Helix Energy Solutions Group Inc			6.25%, 11/ 1/2012	1,071	924
9.50%, 1/15/2016 (a)	2,250	1,282	6.63%, 11/ 1/2015	500	393

Key Energy Services Inc					1,794

8.38%, 12/ 1/2014	1,250	900	Paper & Related Products (0.83%)

		3,954	Abitibi-Consolidated Co of Canada

Oil & Gas Drilling (0.07%)			8.38%, 4/ 1/2015	1,100	165
Pride International Inc			Bowater Canada Finance Corp
7.38%, 7/15/2014	500	480	7.95%, 11/15/2011	700	129
			Cascades Inc
Oil Company - Exploration & Production (5.83%)			7.25%, 2/15/2013	844	477
Berry Petroleum Co			Domtar Corp
8.25%, 11/ 1/2016	1,000	523	7.13%, 8/15/2015	2,700	1,971
Chesapeake Energy Corp			Georgia-Pacific Corp
7.50%, 9/15/2013	6,620	6,057	7.13%, 1/15/2017 (a)	2,500	2,281
7.50%, 6/15/2014	2,105	1,905	NewPage Corp
7.00%, 8/15/2014	930	821	10.00%, 5/ 1/2012	750	289
9.50%, 2/15/2015 (f)	1,045	1,024	12.00%, 5/ 1/2013	500	120
6.38%, 6/15/2015	1,170	989	Verso Paper Holdings LLC / Verso Paper Inc
Cimarex Energy Co			9.13%, 8/ 1/2014	750	308
7.13%, 5/ 1/2017	3,645	3,153

Schedule of Investments
High Yield Fund I
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Paper & Related Products (continued)			Pipelines (continued)
Verso Paper Holdings LLC / Verso Paper Inc			Williams Cos Inc
(continued)			7.13%, 9/ 1/2011	$ 3,505 $	3,435
11.38%, 8/ 1/2016	$ 250 $	70	Williams Partners LP/Williams Partners

		5,810	Finance Corp

			7.25%, 2/ 1/2017	7,106	6,324

Petrochemicals (0.13%)
					43,130

Sterling Chemicals Inc
10.25%, 4/ 1/2015 (d)	1,000	880	Poultry (0.07%)
			Pilgrim's Pride Corp
Pharmacy Services (0.31%)			0.00%, 5/ 1/2015 (e)	1,250	487
Omnicare Inc
6.75%, 12/15/2013	197	182	Printing - Commercial (0.37%)
6.88%, 12/15/2015	2,200	1,980	Cadmus Communications Corp

		2,162	8.38%, 6/15/2014	600	375

			Cenveo Corp
Photo Equipment & Supplies (0.02%)			7.88%, 12/ 1/2013	700	444
Eastman Kodak Co			10.50%, 8/15/2016 (a)	1,500	936
7.25%, 11/15/2013	250	168
			Quebecor World Capital Corp
Physical Therapy & Rehabilitation Centers (0.12%)			0.00%, 11/15/2013 (e)	750	34
Psychiatric Solutions Inc			Quebecor World Capital ULC
7.75%, 7/15/2015	1,000	820	0.00%, 3/15/2016 (a)(e)	500	32
			Quebecor World Inc
Pipelines (6.16%)			0.00%, 1/15/2015 (a)(e)	350	22
Copano Energy LLC / Copano Energy Finance			Sheridan Group Inc/The
Corp			10.25%, 8/15/2011	500	320
7.75%, 6/ 1/2018 (a)	1,000	765	Valassis Communications Inc
Dynegy Holdings Inc			8.25%, 3/ 1/2015	1,750	442

8.75%, 2/15/2012	700	648			2,605

7.50%, 6/ 1/2015	100	80	Private Corrections (0.35%)
7.13%, 5/15/2018	2,250	1,609	Corrections Corp of America
Dynegy Roseton/Danskammer Pass Through			7.50%, 5/ 1/2011	1,013	1,013
Trust Series B			6.75%, 1/31/2014	1,500	1,440

7.67%, 11/ 8/2016	10,988	9,285
					2,453

El Paso Corp
6.75%, 5/15/2009	1,825	1,816	Property & Casualty Insurance (0.15%)
7.88%, 6/15/2012	500	486	Crum & Forster Holdings Corp
6.88%, 6/15/2014	1,250	1,153	7.75%, 5/ 1/2017	750	566
7.25%, 6/ 1/2018	1,000	915	Fairfax Financial Holdings Ltd
El Paso Natural Gas Co			7.75%, 6/15/2017	615	509

5.95%, 4/15/2017	1,500	1,316			1,075

8.38%, 6/15/2032	1,310	1,251	Publishing - Newspapers (0.29%)
Holly Energy Partners LP			Block Communications Inc
6.25%, 3/ 1/2015	2,650	1,961	8.25%, 12/15/2015 (a)	2,785	2,002
Knight Inc
6.50%, 9/ 1/2012	8,234	7,699	Publishing - Periodicals (0.14%)
5.15%, 3/ 1/2015	805	680	Dex Media Inc
MarkWest Energy Partners LP / MarkWest			9.00%, 11/15/2013 (b)(e)	850	106
Energy Finance Corp			Dex Media West LLC/Dex Media West
6.88%, 11/ 1/2014	1,125	821	Finance Co
8.75%, 4/15/2018	3,080	2,210	8.50%, 8/15/2010	500	320
Targa Resources Partners LP			9.88%, 8/15/2013	1,780	516
8.25%, 7/ 1/2016 (a)	250	180
Tennessee Gas Pipeline Co
8.00%, 2/ 1/2016 (a)	500	496

Schedule of Investments
High Yield Fund I
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Publishing - Periodicals (continued)			Retail - Automobile (0.05%)
Idearc Inc			Penske Auto Group Inc
8.00%, 11/15/2016	$ 1,950 $	61	7.75%, 12/15/2016	$ 750 $	360

		1,003

			Retail - Discount (0.08%)
Racetracks (0.06%)			Dollar General Corp
Speedway Motorsports Inc			11.88%, 7/15/2017	200	184
6.75%, 6/ 1/2013	500	400	HSN Inc
			11.25%, 8/ 1/2016 (a)	500	370

Radio (0.14%)
					554

Entercom Radio LLC/Entercom Capital Inc
7.63%, 3/ 1/2014	1,750	962	Retail - Drug Store (0.64%)
			Rite Aid Corp
Recycling (0.01%)			8.63%, 3/ 1/2015	1,190	333
Aleris International Inc			10.38%, 7/15/2016	2,705	1,758
9.00%, 12/15/2014	1,360	82	7.50%, 3/ 1/2017	2,250	1,316
			9.50%, 6/15/2017	3,795	1,082

REITS - Healthcare (1.03%)
					4,489

Ventas Realty LP/Ventas Capital Corp
6.63%, 10/15/2014	1,110	949	Retail - Office Supplies (0.05%)
7.13%, 6/ 1/2015	5,570	4,916	Staples Inc
6.75%, 4/ 1/2017	1,585	1,323	9.75%, 1/15/2014	350	372

		7,188

			Retail - Propane Distribution (2.45%)
REITS - Hotels (0.32%)			Amerigas Partners LP
Host Hotels & Resorts LP			7.25%, 5/20/2015	2,125	1,966
7.13%, 11/ 1/2013	2,605	2,253	AmeriGas Partners LP/AmeriGas Eagle
			Finance Corp
REITS - Office Property (0.01%)			7.13%, 5/20/2016	3,265	3,004
HRPT Properties Trust			Ferrellgas Escrow LLC/Ferrellgas Finance
5.75%, 2/15/2014	127	78	Escrow Corp
			6.75%, 5/ 1/2014	2,560	2,048
Rental - Auto & Equipment (0.96%)			Ferrellgas Partners LP
Erac USA Finance Co			6.75%, 5/ 1/2014 (a)	5,125	4,100
7.00%, 10/15/2037 (a)	6,715	3,966	Ferrellgas Partners LP/Ferrellgas Partners
United Rentals North America Inc			Finance Corp
6.50%, 2/15/2012	3,400	2,788	8.75%, 6/15/2012	2,205	1,786

		6,754	Inergy LP/Inergy Finance Corp

			6.88%, 12/15/2014	525	454
Resorts & Theme Parks (0.10%)			8.75%, 3/ 1/2015 (a)(f)	855	808
Six Flags Operations Inc			8.25%, 3/ 1/2016	1,250	1,131
12.25%, 7/15/2016 (a)	1,135	670
			Suburban Propane Partners LP/Suburban
			Energy Finance Corp
Retail - Apparel & Shoe (0.39%)			6.88%, 12/15/2013	2,000	1,845

Collective Brands Inc
8.25%, 8/ 1/2013	2,350	1,974			17,142

Phillips-Van Heusen Corp			Retail - Restaurants (0.31%)
8.13%, 5/ 1/2013	585	530	NPC International Inc
7.75%, 11/15/2023	350	243	9.50%, 5/ 1/2014	1,610	1,272

		2,747	O'Charleys Inc

			9.00%, 11/ 1/2013	1,629	880

Retail - Auto Parts (0.05%)					2,152

PEP Boys-Manny Moe & Jack
7.50%, 12/15/2014	800	364	Retail - Video Rental (0.26%)
			Blockbuster Inc
			9.00%, 9/ 1/2012 (b)	3,550	1,793

Schedule of Investments
High Yield Fund I
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Retail - Vitamins & Nutritional Suppliments (0.34%)			Special Purpose Entity (continued)
General Nutrition Centers Inc			Vanguard Health Holding Co II LLC
7.58%, 3/15/2014 (b)	$ 4,000 $	2,400	9.00%, 10/ 1/2014	$ 2,100 $	1,869

					10,447

Rubber - Tires (0.07%)
American Tire Distributors Inc			Steel - Producers (0.85%)
7.71%, 4/ 1/2012 (b)	250	188	AK Steel Corp
10.75%, 4/ 1/2013	399	299	7.75%, 6/15/2012	875	726

			ArcelorMittal
		487	5.38%, 6/ 1/2013	3,555	2,984

Satellite Telecommunications (1.35%)			Metals USA Holdings Corp
Intelsat Corp			7.44%, 7/ 1/2012 (b)	2,630	697
9.25%, 8/15/2014 (a)	3,178	2,971	Steel Dynamics Inc
Intelsat Intermediate Holding Co Ltd			7.38%, 11/ 1/2012	1,720	1,548

0.00%, 2/ 1/2015 (a)(b)(e)	500	400			5,955

Intelsat Subsidiary Holding Co Ltd
8.50%, 1/15/2013 (a)	1,745	1,636	Steel - Specialty (0.29%)
			California Steel Industries Inc
8.88%, 1/15/2015 (a)	4,500	4,140	6.13%, 3/15/2014	870	596
8.88%, 1/15/2015 (a)(f)	365	334	Tube City IMS Corp

		9,481	9.75%, 2/ 1/2015	4,045	1,456

Schools (0.46%)					2,052

Knowledge Learning Corp Inc			Telecommunication Services (1.72%)
7.75%, 2/ 1/2015 (a)	4,220	3,249	MasTec Inc
			7.63%, 2/ 1/2017	700	560
Semiconductor Equipment (0.01%)
			Qwest Corp
MagnaChip Semiconductor SA / MagnaChip			7.88%, 9/ 1/2011	1,880	1,861
Semiconductor Finance Co
0.00%, 12/15/2011 (e)	1,000	28	8.88%, 3/15/2012 (b)	5,140	5,114
0.00%, 12/15/2011 (b)(e)	1,000	29	7.63%, 6/15/2015	2,500	2,263

		57	Telcordia Technologies Inc

			4.84%, 7/15/2012 (a)(b)	1,000	510
Special Purpose Entity (1.49%)			Time Warner Telecom Holdings Inc
Altra Industrial Motion Inc			9.25%, 2/15/2014	1,415	1,295
9.00%, 12/ 1/2011	650	627	West Corp
Chukchansi Economic Development Authority			9.50%, 10/15/2014	700	476

8.00%, 11/15/2013 (a)	1,180	413			12,079

El Paso Performance-Linked Trust
7.75%, 7/15/2011 (a)	1,250	1,197	Telephone - Integrated (3.18%)
FireKeepers Development Authority			Cincinnati Bell Inc
13.88%, 5/ 1/2015 (a)	3,790	2,539	7.25%, 7/15/2013	1,250	1,194
Goldman Sachs Capital II			Citizens Communications Co
5.79%, 12/29/2049 (b)	2,542	913	6.25%, 1/15/2013	2,795	2,627
Hexion US Finance Corp/Hexion Nova Scotia			Level 3 Financing Inc
Finance ULC			9.25%, 11/ 1/2014	1,210	877
9.75%, 11/15/2014	325	39	Sprint Capital Corp
KAR Holdings Inc			6.90%, 5/ 1/2019	1,110	744
7.19%, 5/ 1/2014 (b)	425	179	6.88%, 11/15/2028	7,600	4,313
Milacron Escrow Corp			Sprint Nextel Corp
11.50%, 5/15/2011 (c)	230	149	6.00%, 12/ 1/2016	8,580	5,749
Regency Energy Partners LP/Regency Energy			Virgin Media Finance PLC
Finance Corp			8.75%, 4/15/2014	1,750	1,488
8.38%, 12/15/2013	2,260	1,752	9.13%, 8/15/2016	2,261	1,899
Universal City Development Partners Ltd			Windstream Corp
11.75%, 4/ 1/2010	1,000	770	8.13%, 8/ 1/2013	1,000	985
			8.63%, 8/ 1/2016	1,525	1,502

Schedule of Investments
High Yield Fund I
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Telephone - Integrated (continued)			Wire & Cable Products (continued)
Windstream Corp (continued)			General Cable Corp (continued)
7.00%, 3/15/2019	$ 990 $	876	7.13%, 4/ 1/2017	$ 250 $	200

		22,254			1,071

Television (1.51%)			Wireless Equipment (0.30%)
Allbritton Communications Co			Crown Castle International Corp
7.75%, 12/15/2012	1,000	495	9.00%, 1/15/2015	2,175	2,104

LIN Television Corp			TOTAL BONDS	$ 584,304

6.50%, 5/15/2013	3,735	2,054
6.50%, 5/15/2013	3,105	1,677	SENIOR FLOATING RATE INTERESTS (10.62%)
Videotron Ltee			Aerospace & Defense (0.08%)
6.88%, 1/15/2014	3,040	2,888	Hawker Beechcraft Inc, Term Loan B
9.13%, 4/15/2018 (a)	3,490	3,490	0.00%, 3/26/2014 (b)(g)	1,000	538

		10,604	Airlines (0.31%)

Theaters (0.32%)			Delta Air Lines Inc, Term Loan
AMC Entertainment Inc			0.27%, 4/30/2012 (b)	55	39
8.63%, 8/15/2012	1,695	1,542	2.44%, 4/30/2012 (b)	935	672
11.00%, 2/ 1/2016	300	257	UAL Inc, Term Loan B
Cinemark Inc			0.00%, 2/ 1/2014 (b)(g)	2,745	1,441

0.00%, 3/15/2014 (b)(e)	500	447			2,152

		2,246	Auto - Car & Light Trucks (1.08%)

Tobacco (0.16%)			Ford Motor Co, Term Loan B
Alliance One International Inc			0.00%, 12/16/2013 (b)(g)	2,175	779
11.00%, 5/15/2012	1,250	1,088	5.00%, 12/16/2013 (b)	10,247	3,669
			5.00%, 12/16/2013 (b)	1,640	587
Transport - Marine (0.25%)			General Motors Corp, Term Loan
Navios Maritime Holdings Inc			5.80%, 11/29/2013 (b)	5,946	2,557

9.50%, 12/15/2014	1,000	585			7,592

Ultrapetrol Bahamas Ltd
9.00%, 11/24/2014	1,750	1,129	Cable TV (0.56%)

		1,714	Charter Communications Operating LLC/

			Charter Communications Operating Capital,
Transport - Rail (0.05%)			Term Loan
Kansas City Southern de Mexico SA de CV			4.97%, 3/ 6/2014 (b)	5,104	3,913
7.63%, 12/ 1/2013	200	168
7.38%, 6/ 1/2014	194	167	Cable/Satellite TV (0.05%)

		335	CCO Holdings LLC, Term Loan

			0.00%, 9/ 6/2014 (b)(g)	550	319
Transport - Services (0.27%)
Bristow Group Inc			Casino Hotels (0.10%)
7.50%, 9/15/2017	800	584	Fontainebleau Las Vegas Holdings LLC, Term
PHI Inc			Loan
7.13%, 4/15/2013	2,000	1,280	0.00%, 6/ 6/2014 (b)(g)	333	85

		1,864	5.44%, 6/ 6/2014 (b)	667	170

			Harrah's Operating Co Inc, Term Loan B2
Transport - Truck (0.06%)			0.00%, 1/28/2015 (b)(g)	750	465

Quality Distribution LLC/QD Capital Corp					720

5.59%, 1/15/2012 (b)(c)	1,000	400
			Cellular Telecommunications (0.31%)
Wire & Cable Products (0.15%)			MetroPCS Wireless Inc, Term Loan B
Coleman Cable Inc			2.69%, 11/ 3/2013 (b)	795	685
9.88%, 10/ 1/2012	550	369	2.69%, 11/ 3/2013 (b)	102	88
General Cable Corp			5.50%, 11/ 3/2013 (b)	1,590	1,370

3.81%, 4/ 1/2015 (b)	750	502			2,143

Schedule of Investments
High Yield Fund I
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Chemicals - Diversified (0.08%)			Diversified Manufacturing Operations
Lyondell Chemical, Term Loan U1			(continued)
7.00%, 12/20/2014 (b)	$ 1,492 $	575	Clarke American Corp, Term Loan B
			(continued)
Chemicals - Other (0.04%)			2.91%, 5/ 1/2014 (b)	$ 322 $	192
BOC Edwards, Term Loan			3.94%, 5/ 1/2014 (b)	63	38
2.41%, 5/13/2014 (b)	437	271	3.94%, 5/ 1/2014 (b)	63	38
			3.96%, 5/ 1/2014 (b)	210	125
Chemicals - Specialty (0.20%)			3.96%, 5/ 1/2014 (b)	214	127
Huntsman Intl LLC, Term Loan B			3.96%, 5/ 1/2014 (b)	214	127
2.22%, 4/19/2014 (b)	1,940	1,368	Jacuzzi Brands Inc, Term Loan B
			1.36%, 8/ 7/2014 (b)	24	11
Commercial Services (0.19%)			2.66%, 8/ 7/2014 (b)	273	126

Aramark Corp, Term Loan B					1,023

1.00%, 1/26/2014 (b)	90	78
3.33%, 1/26/2014 (b)	1,410	1,231	Electric - Integrated (1.03%)

		1,309	Texas Competitive Electric Holdings

			Company, Term Loan
Computer Services (0.24%)			3.91%, 8/ 7/2014 (b)	495	344
Sungard Data Systems Inc, Term Loan B			3.91%, 8/ 7/2014 (b)	1	1
3.71%, 2/28/2014 (b)	2,174	1,684	Texas Competitive Electric Holdings
			Company, Term Loan B3
Computers - Integrated Systems (0.03%)			3.91%, 10/10/2014 (b)	7,196	4,985
Brocade Communications Systems Inc, Term			3.91%, 10/10/2014 (b)	2,707	1,875
Loan			3.91%, 10/10/2014 (b)	14	10

7.00%, 9/25/2013 (b)	247	216
					7,215

Consumer Products - Miscellaneous (0.10%)			Electric Products - Miscellaneous (0.04%)
Spectrum Brands Inc, Term Loan B			TPF Generation Holdings/Tenaska LLC, Term
0.30%, 3/30/2013 (b)	48	29	Loan
5.40%, 3/30/2013 (b)	263	161	5.71%, 12/15/2014 (b)	500	314
6.04%, 3/30/2013 (b)	700	429
6.04%, 3/30/2013 (b)	82	50	Electronic Components - Miscellaneous (0.46%)
			Flextronics International Ltd, Term Loan A
6.15%, 3/30/2013 (b)	94	58	0.00%, 10/ 1/2014 (b)(g)	1,350	867

		727	Flextronics International Ltd, Term Loan B

Containers - Paper & Plastic (0.51%)			0.00%, 10/ 1/2012 (b)(g)	3,725	2,384

Berry Plastics Corp, Term Loan C					3,251

2.42%, 4/ 3/2015 (b)	4,722	3,441
			Electronic Components - Semiconductors (0.11%)
Smurfit-Stone Container, Term Loan
0.00%, 11/ 1/2011 (b)(g)	250	166	Freescale Semiconductor Inc, Term Loan B

			3.93%, 11/29/2013 (b)	1,491	767
		3,607

Data Processing & Management (0.16%)			Golf (0.01%)
First Data Corporation, Term Loan B			True Temper Sports Inc, Term Loan
3.14%, 9/24/2014 (b)	876	552	6.63%, 6/30/2011 (b)	154	62
3.14%, 9/24/2014 (b)	751	474
3.16%, 9/24/2014 (b)	103	65	Human Resources (0.02%)

			TeamHealth Inc, Term Loan B
		1,091	0.00%, 11/23/2012 (b)(g)	200	140

Diversified Manufacturing Operations (0.15%)
Clarke American Corp, Term Loan B			Independent Power Producer (0.66%)
2.91%, 5/ 1/2014 (b)	78	47	Calpine Corp, Term Loan
2.91%, 5/ 1/2014 (b)	95	56	4.34%, 3/29/2009 (b)	4,419	3,395
2.91%, 5/ 1/2014 (b)	104	62	NRG Energy Inc, Term Loan B
2.91%, 5/ 1/2014 (b)	125	74	1.36%, 2/ 1/2013 (b)	441	408

Schedule of Investments
High Yield Fund I
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

SENIOR FLOATING RATE INTERESTS (continued)			SENIOR FLOATING RATE INTERESTS (continued)
Independent Power Producer (continued)			Rental - Auto & Equipment (0.38%)
NRG Energy Inc, Term Loan B (continued)			Rental Services Corp, Term Loan
1.91%, 2/ 1/2013 (b)	$ 255 $	236	4.71%, 11/30/2013 (b)	$ 4,370 $	2,642
2.96%, 2/ 1/2013 (b)	640	592

		4,631	Retail - Discount (0.11%)

			Dollar General Corp, Term Loan B
Medical - Hospitals (0.58%)			3.16%, 7/ 6/2017 (b)	583	465
Community Health Systems Inc, Term Loan			3.16%, 7/ 6/2017 (b)	417	332

1.00%, 7/25/2014 (b)	12	10			797

4.44%, 7/25/2014 (b)	29	25
4.45%, 7/25/2014 (b)	209	176	Retail - Restaurants (0.06%)
HCA Inc, Term Loan B1			OSI Restaurant, Term Loan B
3.71%, 11/18/2013 (b)	249	206	1.82%, 6/14/2014 (b)	63	29
HCA Inc; Term Loan A			2.69%, 6/14/2014 (b)	9	4
3.46%, 11/18/2012 (b)	4,285	3,678	2.69%, 6/14/2014 (b)	842	386

		4,095			419

Miscellaneous Manufacturers (0.15%)			Rubber - Tires (0.75%)
Polymer Group Inc, Term Loan B			Goodyear Tire & Rubber Co, Term Loan
2.66%, 11/22/2015 (b)	479	354	2.14%, 4/30/2014 (b)	7,185	5,270
3.72%, 11/22/2015 (b)	911	674

		1,028	Satellite Telecommunications (0.62%)

			Intelsat Jackson Holding Ltd, Term Loan
Music (0.35%)			0.00%, 2/ 1/2014 (b)(g)	5,840	4,322
WMG Acquisition Corp, Term Loan
2.39%, 2/28/2011 (b)	340	283	Special Purpose Entity (0.12%)
2.41%, 2/28/2011 (b)	207	173	Vanguard Health Holding Co II, Term Loan
2.42%, 2/28/2011 (b)	271	226	2.66%, 9/23/2011 (b)	412	353
2.44%, 2/28/2011 (b)	217	181	3.71%, 9/23/2011 (b)	578	496

3.13%, 2/28/2011 (b)	217	180			849

3.16%, 2/28/2011 (b)	427	356	Telephone - Integrated (0.37%)
4.15%, 2/28/2011 (b)	650	542	Level 3 Communications Inc, Term Loan
4.20%, 2/28/2011 (b)	650	542	0.00%, 3/13/2014 (b)(g)	3,560	2,587

		2,483

			Television (0.20%)
Paper & Related Products (0.20%)			Newport Television, Term Loan
Abitibi-Consolidated Co of Canada, Term Loan			8.00%, 9/14/2016 (b)	1,680	700
B
11.50%, 3/31/2009 (b)	1,390	959	8.00%, 9/14/2016 (b)	444	185
NewPage Corp, Term Loan B			Univision Communications Inc, Term Loan
5.31%, 11/ 1/2014 (b)	743	417	2.66%, 3/29/2009 (b)	60	32

		1,376	2.66%, 3/29/2009 (b)	940	496

					1,413

Printing - Commercial (0.09%)
Valassis Communications Inc, Term Loan B			Transport - Rail (0.10%)
0.00%, 3/ 2/2014 (b)(g)	325	211	RailAmerica Inc, Term Loan
3.21%, 3/ 2/2014 (b)	157	102	5.44%, 7/ 1/2009 (b)	750	675

3.21%, 3/ 2/2014 (b)	474	308	TOTAL SENIOR FLOATING RATE INTERESTS	$ 74,373

		621	CONVERTIBLE BONDS (0.04%)

Publishing - Periodicals (0.02%)			Coal (0.04%)
Idearc Inc, Term Loan B			Massey Energy Co
2.42%, 11/17/2014 (b)	21	7	3.25%, 8/ 1/2015	500	309

3.46%, 11/17/2014 (b)	474	161	TOTAL CONVERTIBLE BONDS	$ 309

		168

Schedule of Investments
High Yield Fund I
January 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

	Principal
			Sector	Percent

	Amount	Value
	(000's)	(000's)	Communications	18.88%

			Energy	15.10%
REPURCHASE AGREEMENTS (4.09%)			Consumer, Non-cyclical	14.24%
Money Center Banks (4.09%)			Consumer, Cyclical	12.44%
Investment in Joint Trading Account; Bank			Financial	10.55%
of America Repurchase Agreement; 0.25%			Industrial	9.97%
dated 1/30/2009 maturing 2/02/2009			Utilities	9.82%
(collateralized by Sovereign Agency			Basic Materials	5.27%
Issues; $14,758,000; 0.00% - 4.88%; dated			Technology	1.73%
07/27/09 - 06/13/18)	$ 14,328 $	14,328	Diversified	0.45%
			Mortgage Securities	0.08%
Investment in Joint Trading Account;			Other Assets in Excess of Liabilities, Net	1.47%

Deutsche Bank Repurchase Agreement;
0.25%; dated 1/30/2009 maturing			TOTAL NET ASSETS	100.00%

2/02/2009 (collateralized by Sovereign
Agency Issues; $14,758,000; 0.00% -
5.965%; dated 02/06/09 - 05/26/27)	14,328	14,328

		28,656

TOTAL REPURCHASE AGREEMENTS	$ 28,656

Total Investments	$ 690,350
Other Assets in Excess of Liabilities, Net - 1.47%		10,315

TOTAL NET ASSETS - 100.00%	$ 700,665

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $90,736 or 12.95% of net assets.
(b)	Variable Rate. Rate shown is in effect at January 31, 2009.
(c) Security is Illiquid
(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $2,870 or 0.41% of net assets.
(e) Non-Income Producing Security
(f)	Security purchased on a when-issued basis.
(g)	This Senior Floating Rate Note will settle after January 31, 2009, at which time the interest rate will be determined.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 9,877
Unrealized Depreciation		(167,657)

Net Unrealized Appreciation (Depreciation)		(157,780)
Cost for federal income tax purposes		848,130
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Income Fund
January 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (0.18%)			BONDS (continued)
Cable/Satellite TV (0.18%)			Casino Hotels (continued)
Time Warner Cable Inc (a)	80,164 $	1,493	MGM Mirage
			13.00%, 11/15/2013 (d)	$ 9,000 $	8,190

Special Purpose Entity (0.00%)					9,090

Adelphia Recovery Trust (a)(b)	658,740	-

			Casino Services (1.01%)
TOTAL COMMON STOCKS	$ 1,493		OED Corp/Diamond Jo LLC

PREFERRED STOCKS (0.04%)			8.75%, 4/15/2012	12,000	8,640
Finance - Investment Banker & Broker (0.00%)
Lehman Brothers Holdings Inc	280,000	1	Commercial Banks (1.31%)
			US Bank NA/Cincinnati OH
Finance - Mortgage Loan/Banker (0.04%)			6.38%, 8/ 1/2011	5,000	5,209
Freddie Mac 8.38%; Series Z	300,000	321	4.95%, 10/30/2014	6,000	5,924

TOTAL PREFERRED STOCKS	$ 322				11,133

	Principal		Containers - Paper & Plastic (0.40%)
	Amount	Value	Sealed Air Corp
	(000's)	(000's)	5.63%, 7/15/2013 (d)	4,000	3,408

BONDS (73.97%)			Cruise Lines (0.94%)
Aerospace & Defense (0.40%)			Royal Caribbean Cruises Ltd
Lockheed Martin Corp			8.75%, 2/ 2/2011	4,000	3,200
7.75%, 5/ 1/2026	$ 3,000	3,392	6.88%, 12/ 1/2013	6,000	3,600
Auto - Medium & Heavy Duty Trucks (0.66%)			7.25%, 3/15/2018	2,000	1,200

New Flyer Industries Ltd					8,000

14.00%, 8/19/2020 (b)(c)(d)	7,000	5,651	Diversified Banking Institutions (6.89%)
			Bank of America Corp
Cable TV (0.01%)			5.42%, 3/15/2017	5,000	4,099
Frontiervision			6.80%, 3/15/2028	670	581
0.00%, 9/15/2010 (a)(b)	2,500	75	8.00%, 12/29/2049 (e)	4,000	2,119
Frontiervision Operating PRT			8.13%, 12/29/2049 (e)	7,000	3,632
0.00%, 10/15/2010 (a)(b)	2,000	-	Citigroup Inc

		75	5.85%, 8/ 2/2016	12,000	10,787

			8.40%, 4/29/2049	2,000	730
Cable/Satellite TV (3.69%)			Goldman Sachs Group Inc/The
Comcast Cable Communications Inc			6.60%, 1/15/2012	10,000	10,008
7.13%, 6/15/2013	7,000	7,254	5.35%, 1/15/2016	2,000	1,760
Comcast Cable Holdings LLC			JP Morgan Chase & Co
7.88%, 8/ 1/2013	2,000	2,044	5.13%, 9/15/2014	12,000	11,562
Comcast Corp			7.90%, 4/29/2049 (e)	5,000	3,800
6.95%, 8/15/2037	3,000	3,065
			Morgan Stanley
COX Communications Inc			4.75%, 4/ 1/2014	5,000	4,164
6.75%, 3/15/2011	8,000	7,960
			6.25%, 8/ 9/2026	7,000	5,535

6.45%, 12/ 1/2036 (d)	4,000	3,319
					58,777

Time Warner Cable Inc
6.55%, 5/ 1/2037	6,000	5,720	Electric - Integrated (13.93%)
7.30%, 7/ 1/2038	2,000	2,080	Arizona Public Service Co

		31,442	6.50%, 3/ 1/2012	5,000	4,890

			Dominion Resources Inc/VA
Casino Hotels (1.07%)			5.00%, 3/15/2013	10,000	9,885
Harrah's Operating Co Inc			Exelon Generation Co LLC
6.50%, 6/ 1/2016	6,000	900	6.20%, 10/ 1/2017	9,000	8,485
			Florida Power Corp
			5.90%, 3/ 1/2033	8,000	8,074

Schedule of Investments
Income Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electric - Integrated (continued)			Finance - Leasing Company (0.08%)
Florida Power Corp (continued)			DVI Inc
6.35%, 9/15/2037	$ 2,000 $	2,144	0.00%, 2/ 1/2004 (a)(b)(c)	$ 8,125 $	692
Illinois Power Co			0.00%, 2/ 1/2004 (a)(b)(c)	400	33

7.50%, 6/15/2009	9,000	9,065			725

Metropolitan Edison Co
4.95%, 3/15/2013	7,000	6,598	Food - Miscellaneous/Diversified (1.20%)
Mirant Americas Generation LLC			Corn Products International Inc
8.50%, 10/ 1/2021	15,000	12,750	8.45%, 8/15/2009	10,200	10,213
Nisource Finance Corp
6.15%, 3/ 1/2013	5,000	4,105	Food - Retail (0.60%)
			Safeway Inc
5.40%, 7/15/2014	5,000	3,726	7.50%, 9/15/2009	5,000	5,123
5.25%, 9/15/2017	2,000	1,335
Ohio Edison Co			Forestry (0.12%)
5.45%, 5/ 1/2015	5,000	4,463	Weyerhaeuser Co
Oncor Electric Delivery Co			7.38%, 3/15/2032	1,500	1,050
7.00%, 9/ 1/2022	11,000	10,555
Pacific Gas & Electric Co			Gas - Distribution (1.03%)
4.20%, 3/ 1/2011	10,250	10,310	Sempra Energy
6.05%, 3/ 1/2034	2,000	2,045	6.00%, 2/ 1/2013	9,000	8,794
Pacificorp
4.95%, 8/15/2014	5,000	5,155	Medical - Drugs (0.58%)
5.25%, 6/15/2035	5,000	4,459	Elan Finance PLC/Elan Finance Corp
PPL Energy Supply LLC			7.75%, 11/15/2011	6,250	4,938
6.40%, 11/ 1/2011	5,000	4,877
Southwestern Electric Power Co			Medical - Hospitals (2.02%)
5.38%, 4/15/2015	6,500	5,856	HCA Inc

		118,777	9.25%, 11/15/2016	6,000	5,730

			7.50%, 11/ 6/2033	1,700	808
Electronics - Military (0.12%)			Tenet Healthcare Corp
Lockheed Martin Tactical Systems Inc			6.38%, 12/ 1/2011	12,000	10,680

7.63%, 6/15/2025	1,000	1,012			17,218

Finance - Commercial (0.69%)			Medical - Wholesale Drug Distribution (1.19%)
CIT Group Inc			Cardinal Health Inc
5.00%, 2/ 1/2015	2,000	1,321	6.75%, 2/15/2011	10,000	10,109
5.40%, 1/30/2016	7,000	4,559

		5,880	Metal - Diversified (1.03%)

			Xstrata Canada Corp
Finance - Consumer Loans (0.70%)			6.00%, 10/15/2015	12,000	8,816
American General Finance Corp
4.63%, 5/15/2009	6,500	5,936	MRI - Medical Diagnostic Imaging (1.30%)
			Alliance Imaging Inc
Finance - Investment Banker & Broker (1.87%)			7.25%, 12/15/2012	12,000	11,100
Jefferies Group Inc
7.75%, 3/15/2012	7,500	7,043	Multi-Line Insurance (0.60%)
6.25%, 1/15/2036	5,000	2,878	Farmers Insurance Exchange
Merrill Lynch & Co Inc			6.00%, 8/ 1/2014 (d)	6,000	5,105
5.00%, 1/15/2015	3,000	2,592
6.50%, 7/15/2018	2,000	1,864	Multimedia (1.52%)
6.75%, 6/ 1/2028	2,000	1,608	Historic TW Inc

		15,985	9.15%, 2/ 1/2023	5,260	5,569

			News America Inc
			6.40%, 12/15/2035	8,000	7,394

					12,963

Schedule of Investments
Income Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Non-Hazardous Waste Disposal (1.97%)			Publishing - Books (1.12%)
Allied Waste North America Inc			Reed Elsevier Capital Inc
7.88%, 4/15/2013	$ 1,000 $	1,003	6.75%, 8/ 1/2011	$ 10,000 $	9,561
7.25%, 3/15/2015	9,000	8,730
Waste Management Inc			Regional Banks (2.72%)
6.88%, 5/15/2009	3,450	3,479	Bank One Corp
7.38%, 8/ 1/2010	3,500	3,582	10.00%, 8/15/2010	400	422

		16,794	FleetBoston Financial Corp

			6.88%, 1/15/2028	995	887
Oil Company - Exploration & Production (0.85%)			Wells Fargo & Co
OPTI Canada Inc			4.63%, 4/15/2014	11,000	10,283
7.88%, 12/15/2014	6,000	2,670	7.98%, 2/28/2049 (e)	15,000	9,300
XTO Energy Inc			Wells Fargo Capital XV
6.75%, 8/ 1/2037	5,000	4,545	9.75%, 12/29/2049 (e)	2,500	2,350

		7,215			23,242

Oil Company - Integrated (1.75%)			Reinsurance (0.19%)
Petro-Canada			Aspen Insurance Holdings Ltd
4.00%, 7/15/2013	3,000	2,648	6.00%, 8/15/2014	2,500	1,627
9.25%, 10/15/2021	8,500	8,622
6.80%, 5/15/2038	5,000	3,624	REITS - Healthcare (3.48%)

		14,894	HCP Inc

			6.45%, 6/25/2012	3,000	2,348
Oil Refining & Marketing (0.47%)
			6.00%, 3/ 1/2015	1,750	1,177
Tesoro Corp
6.25%, 11/ 1/2012	4,600	3,967	7.07%, 6/ 8/2015	2,250	1,327
			Health Care REIT Inc
Pharmacy Services (0.37%)			6.00%, 11/15/2013	8,000	6,315
Omnicare Inc			6.20%, 6/ 1/2016	3,000	2,255
6.13%, 6/ 1/2013	3,500	3,185	Healthcare Realty Trust Inc
			8.13%, 5/ 1/2011	7,500	6,921
Physical Therapy & Rehabilitation Centers (0.98%)			5.13%, 4/ 1/2014	1,000	751
Healthsouth Corp			Nationwide Health Properties Inc
10.75%, 6/15/2016	8,500	8,394	6.00%, 5/20/2015	12,000	8,604

					29,698

Pipelines (4.40%)
El Paso Natural Gas Co			REITS - Office Property (1.07%)
7.50%, 11/15/2026	10,000	8,725	Arden Realty LP
Energy Maintenance Services Group LLC			5.20%, 9/ 1/2011	3,000	2,964
11.50%, 3/ 1/2014 (b)(c)	12,299	8,609	5.25%, 3/ 1/2015	7,000	6,142

Energy Maintenance Services Group LLC -					9,106

Rights			REITS - Shopping Centers (0.85%)
0.00%, 3/ 1/2014 (a)(b)(c)	48	-
			Developers Diversified Realty Corp
Enterprise Products Operating LLC			4.63%, 8/ 1/2010	10,000	7,290
6.38%, 2/ 1/2013	2,500	2,467
Express Pipeline LP			REITS - Storage (0.80%)
7.39%, 12/31/2017 (d)	4,404	5,249	Shurgard Storage Centers LLC
Southern Natural Gas Co			5.88%, 3/15/2013	9,000	6,814
8.00%, 3/ 1/2032	4,000	3,620
Tennessee Gas Pipeline Co			Retail - Regional Department Store (0.53%)
8.38%, 6/15/2032	2,000	1,910	Neiman Marcus Group Inc/The
TransCanada Pipelines Ltd			10.38%, 10/15/2015	10,000	4,550
7.25%, 8/15/2038	7,000	6,976

		37,556

Schedule of Investments
Income Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			CONVERTIBLE BONDS (continued)
Savings & Loans - Thrifts (0.00%)			Therapeutics (1.73%)
Washington Mutual Preferred Funding LLC			CV Therapeutics Inc
0.00%, 10/29/2049 (a)(c)(d)	$ 3,700 $	-	3.25%, 8/16/2013	$ 17,000 $	14,747

			TOTAL CONVERTIBLE BONDS	$ 24,425

Special Purpose Entity (1.69%)
CCM Merger Inc			U.S. GOVERNMENT & GOVERNMENT AGENCY
8.00%, 8/ 1/2013 (d)	11,000	4,620	OBLIGATIONS (20.86%)
			Federal Home Loan Mortgage Corporation
CDX North America High Yield			(FHLMC) (13.96%)
7.63%, 6/29/2012 (d)	11,760	9,775	5.50%, 11/ 1/2017	3,365	3,485

		14,395	5.50%, 1/ 1/2018	1,114	1,153

Telecommunication Equipment - Fiber Optics (1.34%)			6.50%, 1/ 1/2029	358	376
Corning Inc			6.50%, 5/ 1/2029	464	488
5.90%, 3/15/2014	12,000	11,429	6.50%, 6/ 1/2029	320	337
			6.50%, 6/ 1/2029	982	1,032
Telecommunication Services (2.02%)			6.50%, 8/ 1/2029	417	438
Qwest Corp			6.00%, 3/ 1/2031	319	332
8.88%, 3/15/2012 (e)	8,000	7,960
			5.50%, 5/ 1/2031	1,706	1,753
Telus Corp
8.00%, 6/ 1/2011	9,000	9,244	7.00%, 1/ 1/2032	544	576

		17,204	6.00%, 5/ 1/2032	1,732	1,798

			4.50%, 8/ 1/2033	10,013	10,083
Toys (0.11%)			4.50%, 8/ 1/2033	8,801	8,863
Mattel Inc			4.50%, 8/ 1/2033	14,233	14,334
7.30%, 6/13/2011	1,000	967
			5.50%, 6/ 1/2035	17,150	17,577
Transport - Rail (1.17%)			5.00%, 11/ 1/2035	15,639	15,909
Norfolk Southern Corp			5.50%, 1/ 1/2036	18,331	18,787
6.20%, 4/15/2009	5,000	5,007	5.50%, 4/ 1/2036	15,486	15,859
Union Pacific Corp			6.00%, 6/ 1/2038	5,710	5,897

3.88%, 2/15/2009	5,000	5,003			119,077

		10,010

			Federal National Mortgage Association (FNMA) (3.85%)
Transport - Services (1.13%)			7.45%, 6/ 1/2016	140	149
Trailer Bridge Inc			5.00%, 1/ 1/2018	3,274	3,369
9.25%, 11/15/2011	12,000	9,600	6.50%, 9/ 1/2028	92	97

TOTAL BONDS	$ 630,850		6.50%, 11/ 1/2028	105	111

SENIOR FLOATING RATE INTERESTS (0.21%)			7.00%, 1/ 1/2030	32	34
Commercial Services (0.21%)			6.50%, 5/ 1/2031	381	400
Quintiles Transnational, Term Loan Lien 2			6.00%, 4/ 1/2032	1,024	1,062
5.46%, 3/31/2014 (e)	2,500	1,775	6.50%, 4/ 1/2032	1,234	1,294

TOTAL SENIOR FLOATING RATE INTERESTS	$ 1,775		6.50%, 5/ 1/2032	1,187	1,246

CONVERTIBLE BONDS (2.86%)			5.00%, 10/ 1/2032	3,460	3,534
Containers - Paper & Plastic (0.73%)			5.50%, 3/ 1/2033	4,974	5,111
Sealed Air Corp			5.50%, 2/ 1/2035	16,021	16,426

3.00%, 6/30/2033 (d)(e)	7,250	6,253			32,833

			Government National Mortgage Association
Pharmacy Services (0.40%)			(GNMA) (0.31%)
Omnicare Inc			7.00%, 6/20/2031	264	281
3.25%, 12/15/2035	5,000	3,425	6.00%, 5/20/2032 (e)	2,327	2,397

					2,678

			U.S. Treasury (2.74%)
			5.00%, 5/15/2037	3,000	3,697
			4.38%, 2/15/2038	3,000	3,400

Schedule of Investments
Income Fund
January 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

	Principal
			Sector	Percent

	Amount	Value
	(000's)	(000's)	Financial	23.07%

			Mortgage Securities	18.12%
U.S. GOVERNMENT & GOVERNMENT AGENCY			Utilities	14.96%
OBLIGATIONS (continued)			Consumer, Non-cyclical	10.58%
U.S. Treasury (continued)			Communications	9.87%
4.50%, 5/15/2038	$ 14,000 $	16,258	Energy	7.46%

		23,355	Industrial	5.92%
			Consumer, Cyclical	4.33%

TOTAL U.S. GOVERNMENT & GOVERNMENT			Government	2.77%
AGENCY OBLIGATIONS	$ 177,943		Basic Materials	1.16%

			Other Assets in Excess of Liabilities, Net	1.76%

REPURCHASE AGREEMENTS (0.12%)			TOTAL NET ASSETS	100.00%

Money Center Banks (0.12%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.25%
dated 1/30/2009 maturing 2/02/2009
(collateralized by Sovereign Agency
Issues; $540,000; 0.00% - 4.88%; dated
07/27/09 - 06/13/18)	$ 524 $	524
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.25%; dated 1/30/2009 maturing
2/02/2009 (collateralized by Sovereign
Agency Issues; $540,000; 0.00% -
5.965%; dated 02/06/09 - 05/26/27)	525	525

		1,049

TOTAL REPURCHASE AGREEMENTS	$ 1,049

Total Investments	$ 837,857
Other Assets in Excess of Liabilities, Net - 1.76%		15,038

TOTAL NET ASSETS - 100.00%	$ 852,895

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $15,060 or 1.77% of net assets.
(c) Security is Illiquid
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $51,570 or 6.05% of net assets.
(e)	Variable Rate. Rate shown is in effect at January 31, 2009.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 12,137
Unrealized Depreciation		(144,073)

Net Unrealized Appreciation (Depreciation)		(131,936)
Cost for federal income tax purposes		969,793
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Inflation Protection Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (34.93%)			BONDS (continued)
Appliances (0.13%)			Automobile Sequential (continued)
Whirlpool Corp			Hyundai Auto Receivables Trust
2.50%, 6/15/2009 (a)(b)	$ 500 $	478	0.73%, 1/17/2012 (a)(b)	$ 1,800 $	1,759

					6,556

Asset Backed Securities (1.65%)
Ameriquest Mortgage Securities Inc			Beverages - Wine & Spirits (0.42%)
0.70%, 4/25/2034 (a)	380	238	Diageo Finance BV
Argent Securities Inc			1.59%, 3/30/2009 (a)(b)	1,585	1,579
0.51%, 4/25/2036 (a)(b)	388	364
			Brewery (0.33%)
Carrington Mortgage Loan Trust
0.62%, 12/25/2035 (a)(b)	199	189	SABMiller PLC
			1.73%, 7/ 1/2009 (a)(b)(c)	1,250	1,247
0.67%, 12/25/2035 (a)	250	217
Countrywide Asset-Backed Certificates			Cable/Satellite TV (0.26%)
1.51%, 12/25/2032 (a)	74	50	Comcast Corp
0.76%, 2/25/2036 (a)(b)	234	204	1.46%, 7/14/2009 (a)(b)	1,000	987
0.64%, 3/25/2036 (a)	1,438	1,136
0.89%, 2/25/2037 (a)	3,000	91	Cellular Telecommunications (0.46%)
Fannie Mae Grantor Trust			Vodafone Group PLC
0.53%, 4/25/2035 (a)	167	152	2.46%, 2/27/2012 (a)	2,000	1,745
Fannie Mae Whole Loan
0.69%, 11/25/2033 (a)(b)	8	7	Commercial Banks (0.24%)
First Franklin Mortgage Loan Asset Backed			Colonial Bank/Montgomery AL
Certificates			8.00%, 3/15/2009	400	382
0.63%, 11/25/2035 (a)(b)	1,016	944	HSBC America Capital Trust I
First Horizon Asset Backed Trust			7.81%, 12/15/2026 (c)	100	80
0.52%, 10/25/2026 (a)	712	423	ICICI Bank Ltd
First-Citizens Home Equity Loan LLC			1.89%, 1/12/2010 (a)(b)(c)	500	455

0.54%, 9/15/2022 (a)(c)	760	607			917

Ford Credit Floorplan Master Owner Trust
0.78%, 6/15/2011 (a)(b)	500	476	Credit Card Asset Backed Securities (0.52%)
Long Beach Mortgage Loan Trust			American Express Credit Account Master Trust
0.92%, 6/25/2034 (a)	225	137	0.58%, 9/15/2011 (a)(b)	1,500	1,494
SACO I Inc			0.61%, 3/15/2012 (a)(b)	500	474

0.53%, 9/25/2036 (a)	879	159			1,968

SLM Student Loan Trust			Diversified Banking Institutions (0.75%)
2.06%, 3/15/2017 (a)(b)	1,000	884	Citigroup Inc

		6,278	2.39%, 5/18/2010 (a)	1,400	1,291

Auto - Car & Light Trucks (1.04%)			Morgan Stanley
Daimler Finance North America LLC			1.65%, 1/ 9/2012 (a)	1,000	829
2.35%, 3/13/2009 (a)(b)	2,500	2,500	1.70%, 1/ 9/2014 (a)	1,000	726

2.43%, 3/13/2009 (a)(b)	1,500	1,469			2,846

		3,969	Diversified Financial Services (0.99%)

Automobile Sequential (1.72%)			Capmark Financial Group Inc
AmeriCredit Automobile Receivables Trust			3.04%, 5/10/2010 (a)	2,000	1,135
0.45%, 4/ 6/2012 (a)(b)	843	804	General Electric Capital Corp
AmeriCredit Prime Automobile Receivable Trust			1.47%, 4/10/2012 (a)	3,000	2,649

0.80%, 2/ 8/2009 (a)(b)	254	250			3,784

Capital Auto Receivables Asset Trust			Electric - Integrated (0.92%)
0.56%, 3/15/2010 (a)(b)	849	839	Entergy Gulf States Inc
Capital One Auto Finance Trust			2.60%, 12/ 1/2009 (a)(b)	200	193
0.34%, 7/15/2011 (a)(b)	412	395	Ohio Power Co
0.37%, 10/15/2012 (a)(b)	3,061	2,509	1.60%, 4/ 5/2010 (a)(b)	1,535	1,443

Schedule of Investments
Inflation Protection Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Electric - Integrated (continued)			Food - Miscellaneous/Diversified (continued)
Pepco Holdings Inc			Kraft Foods Inc
2.83%, 6/ 1/2010 (a)	$ 1,150 $	1,054	2.79%, 8/11/2010 (a)	$ 450 $	425

TECO Energy Inc					1,406

5.19%, 5/ 1/2010 (a)(b)	850	803

			Home Equity - Other (1.33%)
		3,493

			ACE Securities Corp
Electronic Components - Miscellaneous (0.07%)			0.60%, 9/25/2035 (a)(b)	7	7
Sanmina-SCI Corp			Asset Backed Securities Corp Home Equity
4.75%, 6/15/2010 (a)(c)	291	262	0.49%, 7/25/2036 (a)(b)	1,747	1,560
			Bear Stearns Asset Backed Securities Trust
Electronic Components - Semiconductors (0.19%)			0.55%, 8/25/2036 (a)	400	201
National Semiconductor Corp			First NLC Trust
2.25%, 6/15/2010 (a)	850	727	0.69%, 9/25/2035 (a)	872	798
			GMAC Mortgage Corp Loan Trust
Finance - Auto Loans (0.22%)			5.75%, 10/25/2036	500	350
American Honda Finance Corp			GSAA Trust
1.24%, 4/20/2010 (a)(b)(c)	850	849	0.53%, 4/25/2047 (a)	3,025	1,203
			New Century Home Equity Loan Trust
Finance - Commercial (0.88%)			0.68%, 3/25/2035 (a)	55	26
Textron Financial Corp			Option One Mortgage Loan Trust
2.29%, 2/25/2011 (a)	4,000	3,351	1.39%, 2/25/2035 (a)	34	5
			0.84%, 3/25/2037 (a)	2,000	103
Finance - Consumer Loans (1.66%)
			Soundview Home Equity Loan Trust
HSBC Finance Corp			0.57%, 3/25/2036 (a)	675	586
1.43%, 4/24/2012 (a)	4,000	3,186
			Wells Fargo Home Equity Trust
John Deere Capital Corp			0.68%, 10/25/2035 (a)(c)	315	239

1.37%, 10/16/2009 (a)(b)	2,350	2,315
					5,078

SLM Corp
2.20%, 3/15/2011 (a)	1,000	822	Home Equity - Sequential (0.08%)

		6,323	Countrywide Asset-Backed Certificates

			5.51%, 8/25/2036	601	301
Finance - Investment Banker & Broker (1.47%)

Bear Stearns Cos LLC/The			Life & Health Insurance (0.39%)
1.35%, 7/16/2009 (a)(b)	1,500	1,493	Lincoln National Corp
2.37%, 11/28/2011 (a)	1,500	1,391	1.52%, 4/ 6/2009 (a)(b)	1,500	1,483
Citigroup Funding Inc
1.37%, 10/22/2009 (a)(b)	2,800	2,721	Medical Products (0.96%)

		5,605	Hospira Inc

Finance - Leasing Company (0.17%)			1.95%, 3/30/2010 (a)(b)	4,000	3,641
International Lease Finance Corp
2.37%, 5/24/2010 (a)	800	663	Mortgage Backed Securities (9.29%)
			Adjustable Rate Mortgage Trust
Finance - Mortgage Loan/Banker (0.58%)			0.66%, 8/25/2036 (a)	915	173
Countrywide Financial Corp			Banc of America Commercial Mortgage Inc
1.69%, 3/24/2009 (a)(b)	2,000	1,997	6.85%, 4/15/2036	300	299
Fannie Mae			5.31%, 10/10/2045 (a)	1,000	841
4.80%, 2/17/2009 (a)	200	200	Banc of America Funding Corp
SLM Student Loan Trust			0.64%, 7/20/2036 (a)	1,821	305
2.15%, 6/15/2016 (a)(b)	17	17	Bear Stearns Alt-A Trust

		2,214	0.55%, 11/25/2036 (a)	488	176

			0.56%, 4/25/2037 (a)	1,311	364
Food - Miscellaneous/Diversified (0.37%)			Bear Stearns Asset Backed Securities Trust
General Mills Inc			0.62%, 4/25/2036 (a)	142	58
1.25%, 1/22/2010 (a)(b)	1,000	981	Bear Stearns Commercial Mortgage Securities
			7.00%, 5/20/2030	495	496

Schedule of Investments
Inflation Protection Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Bella Vista Mortgage Trust			G-Force LLC
0.65%, 1/22/2045 (a)	$ 1,195 $	546	0.69%, 12/25/2039 (a)(c)	$ 1,000 $	683
0.61%, 5/20/2045 (a)	934	442	Ginnie Mae
Chase Mortgage Finance Corp			1.29%, 10/16/2012 (a)	2,993	91
5.00%, 7/25/2037 (a)	450	288	4.51%, 10/16/2028 (a)(b)	623	631
Citigroup/Deutsche Bank Commercial			0.71%, 10/20/2031 (a)	177	175
Mortgage Trust			0.82%, 3/16/2047 (a)	5,417	303
0.42%, 10/15/2048 (a)	36,702	575	Greenpoint Mortgage Funding Trust
0.06%, 12/11/2049 (a)(c)	12,746	61	0.70%, 10/25/2045 (a)	961	453
0.38%, 12/11/2049 (a)(c)	8,145	114	Greenwich Capital Commercial Funding Corp
Commercial Mortgage Loan Trust			0.32%, 3/10/2039 (a)(c)	54,756	674
6.02%, 9/10/2017 (a)	600	392	GSC Capital Corp Mortgage Trust
Countrywide Alternative Loan Trust			0.65%, 2/25/2036 (a)	611	291
0.81%, 12/25/2035 (a)	453	130	GSR Mortgage Loan Trust
0.67%, 6/25/2036 (a)	1,049	148	0.65%, 8/25/2046 (a)	213	59
0.65%, 7/25/2046 (a)	2,100	300	Homebanc Mortgage Trust
0.60%, 5/25/2047 (a)	3,952	1,121	0.73%, 1/25/2036 (a)	1,027	250
Countrywide Asset-Backed Certificates			Impac CMB Trust
0.66%, 1/25/2036 (a)	175	136	1.37%, 10/25/2034 (a)	48	13
Countrywide Home Loan Mortgage Pass			1.94%, 10/25/2034 (a)	107	44
Through Trust			0.70%, 4/25/2035 (a)	280	74
0.59%, 4/25/2046 (a)	1,106	468	0.90%, 8/25/2035 (a)	62	16
Credit Suisse Mortgage Capital Certificates			1.04%, 8/25/2035 (a)	54	9
5.81%, 9/15/2039 (a)	1,000	241
			0.64%, 4/25/2037 (a)	1,519	743
CS First Boston Mortgage Securities Corp
7.79%, 9/15/2041 (a)	1,025	1,011	Impac Secured Assets CMN Owner Trust
			0.56%, 9/25/2036 (a)	1,500	638
Fannie Mae
0.69%, 2/25/2018 (a)	70	71	Indymac Index Mortgage Loan Trust
			0.62%, 4/25/2035 (a)	130	58
0.69%, 3/25/2018 (a)	402	395
			0.69%, 8/25/2035 (a)	329	152
0.64%, 11/25/2022 (a)	99	97
			0.57%, 1/25/2037 (a)	1,460	519
0.59%, 1/25/2023 (a)	96	94
			0.63%, 6/25/2037 (a)	3,761	1,771
0.79%, 2/25/2028 (a)(b)	192	190
			JP Morgan Alternative Loan Trust
0.69%, 2/25/2032 (a)	91	90	0.54%, 3/25/2037 (a)	1,460	324
0.64%, 3/25/2035 (a)	218	214	JP Morgan Chase Commercial Mortgage
Fannie Mae Grantor Trust			Securities Corp
0.74%, 5/25/2035 (a)	85	86	5.45%, 6/12/2041 (a)	1,000	422
Fannie Mae Whole Loan			5.30%, 5/15/2047 (a)	1,000	825
0.54%, 5/25/2035 (a)	93	91	JP Morgan Mortgage Trust
0.59%, 5/25/2035 (a)	103	90	5.30%, 7/25/2035	694	565
0.64%, 6/25/2044 (a)(b)	25	24	5.82%, 6/25/2036 (a)	300	120
0.84%, 2/25/2047 (a)	80	78	5.80%, 1/25/2037 (a)	761	568
Freddie Mac			LB-UBS Commercial Mortgage Trust
0.63%, 5/15/2017 (a)	386	380	5.59%, 6/15/2031	390	373
0.63%, 2/15/2018 (a)	398	389	Lehman XS Trust
0.63%, 6/15/2018 (a)	408	400	0.61%, 6/25/2047 (a)	3,703	1,444
0.58%, 3/15/2023 (a)	249	247	Merrill Lynch Alternative Note Asset Trust
0.78%, 6/15/2023 (a)	109	106	0.60%, 4/25/2037 (a)	5,000	908
0.68%, 2/15/2030 (a)	39	39	Merrill Lynch/Countrywide Commercial
			Mortgage Trust
0.68%, 5/15/2030 (a)	100	98	0.11%, 7/12/2046 (a)(c)	16,933	150
0.73%, 9/15/2033 (a)	358	349	Morgan Stanley Capital I
0.63%, 10/15/2034 (a)(b)	146	145	0.96%, 12/20/2046 (a)(c)	200	3

Schedule of Investments
Inflation Protection Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Regional Banks (continued)
Residential Accredit Loans Inc			PNC Funding Corp
0.54%, 2/25/2037 (a)	$ 2,921 $	1,041	1.31%, 1/31/2012 (a)	$ 500 $	413
0.58%, 7/25/2037 (a)	945	450	Wells Fargo & Co
0.54%, 2/25/2047 (a)	2,665	1,025	2.44%, 8/20/2010 (a)	1,400	1,356

Structured Adjustable Rate Mortgage Loan Trust					4,922

1.09%, 8/25/2034 (a)	1,278	407	REITS - Mortgage (0.40%)
Structured Asset Mortgage Investments Inc			iStar Financial Inc
0.62%, 5/25/2045 (a)	740	332	2.47%, 3/16/2009 (a)	725	652
Wachovia Bank Commercial Mortgage Trust			2.34%, 9/15/2009 (a)	500	325
0.48%, 12/15/2043 (a)(c)	27,489	513
			2.54%, 3/ 9/2010 (a)	1,000	550

4.52%, 5/15/2044	2,680	2,516
					1,527

WaMu Mortgage Pass Through Certificates
1.03%, 12/25/2027 (a)	869	736	REITS - Office Property (0.13%)
5.92%, 9/25/2036 (a)	163	140	HRPT Properties Trust
6.04%, 9/25/2036 (a)	183	156	2.52%, 3/16/2011 (a)	720	500
0.79%, 7/25/2044 (a)	84	59
0.76%, 1/25/2045 (a)	184	57	Rental - Auto & Equipment (0.72%)
			Erac USA Finance Co
0.77%, 11/25/2045 (a)(b)	690	616	1.42%, 4/30/2009 (a)(b)(c)	2,250	2,170
0.61%, 8/25/2046 (a)	963	622	2.43%, 8/28/2009 (a)(b)(c)	660	572

Washington Mutual Alternative Mortgage					2,742

Pass-Through Certificates
0.67%, 6/25/2046 (a)	684	114	Retail - Drug Store (0.38%)
0.57%, 1/25/2047 (a)	3,370	862	CVS Caremark Corp

		35,353	2.50%, 6/ 1/2010 (a)	1,500	1,431

Multi-Line Insurance (0.33%)			Special Purpose Banks (0.27%)
Metropolitan Life Global Funding I			Korea Development Bank
2.19%, 5/17/2010 (a)(b)(c)	1,400	1,263	1.54%, 10/20/2009 (a)(b)	380	373
Multimedia (0.92%)			1.56%, 4/ 3/2010 (a)(b)	665	644

Time Warner Inc					1,017

2.41%, 11/13/2009 (a)(b)	2,050	2,003	Special Purpose Entity (1.04%)
Viacom Inc			ING USA Global Funding Trust
2.27%, 6/16/2009 (a)(b)	1,525	1,504	1.70%, 10/ 9/2009 (a)(b)	2,300	2,267

		3,507	Sirens BV

Office Automation & Equipment (0.10%)			3.21%, 4/13/2012 (a)(c)(d)(e)	2,000	1,207
Xerox Corp			Williams Cos Inc Credit Linked Certificate
			Trust/The
2.60%, 12/18/2009 (a)(b)	400	372	6.44%, 5/ 1/2009 (a)(c)	500	498

Pipelines (0.31%)					3,972

Rockies Express Pipeline LLC			Telecommunication Services (0.06%)
5.10%, 8/20/2009 (a)(c)	720	721	Telcordia Technologies Inc
Williams Cos Inc			4.84%, 7/15/2012 (a)(c)	440	224
3.44%, 10/ 1/2010 (a)(c)	500	465

		1,186	Telephone - Integrated (0.78%)

			Deutsche Telekom International Finance BV
Regional Banks (1.29%)			1.68%, 3/23/2009 (a)(b)	375	373
BAC Capital Trust XIII			Sprint Nextel Corp
2.40%, 3/15/2043 (a)	4,000	930	1.87%, 6/28/2010 (a)	400	342
Capital One Financial Corp			Telecom Italia Capital SA
2.47%, 9/10/2009 (a)(b)	1,900	1,820	1.75%, 7/18/2011 (a)	800	679
Fleet Capital Trust II			Telefonica Emisiones SAU
7.92%, 12/11/2026	500	403	1.82%, 6/19/2009 (a)(b)	700	694

Schedule of Investments Inflation Protection Fund January 31, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

BONDS (continued)
Telephone - Integrated (continued)
Telefonica Emisiones SAU (continued)
3.36%, 2/ 4/2013 (a)	$ 1,000 $	875

		2,963

Tobacco (0.75%)
Reynolds American Inc
2.70%, 6/15/2011 (a)	3,200	2,861

Tools - Hand Held (0.36%)
Snap-On Inc
1.48%, 1/12/2010 (a)(b)	1,400	1,384

TOTAL BONDS	$ 132,974

U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (79.93%)
Federal National Mortgage Association (FNMA) (1.26%)
5.22%, 7/ 1/2026 (a)	440	442
5.06%, 3/ 1/2033 (a)	532	537
5.38%, 4/ 1/2033 (a)	225	229
3.71%, 5/ 1/2033 (a)	533	515
4.74%, 7/ 1/2033 (a)	362	363
5.19%, 7/ 1/2033 (a)	230	230
5.86%, 3/ 1/2034 (a)	190	194
5.43%, 4/ 1/2034 (a)	486	496
4.60%, 9/ 1/2034 (a)	309	310
4.30%, 5/ 1/2035 (a)	274	275
4.42%, 5/ 1/2035 (a)	716	723
5.64%, 11/ 1/2035 (a)	478	490

		4,804

U.S. Treasury Inflation-Indexed Obligations (78.67%)
4.25%, 1/15/2010	3,573	3,608
0.88%, 4/15/2010	3,173	3,087
3.50%, 1/15/2011 (f)	10,985	11,235
2.38%, 4/15/2011 (f)	4,388	4,413
3.38%, 1/15/2012	6,335	6,568
2.00%, 4/15/2012	12,562	12,601
3.00%, 7/15/2012	15,359	15,911
0.63%, 4/15/2013 (f)	12,060	11,657
1.88%, 7/15/2013 (f)	17,927	17,843
2.00%, 1/15/2014 (f)	28,276	28,134
2.00%, 7/15/2014	16,904	16,809
1.63%, 1/15/2015 (f)	17,244	16,715
1.88%, 7/15/2015 (f)	15,290	15,084
2.00%, 1/15/2016 (f)	14,449	14,358
2.50%, 7/15/2016 (f)	9,314	9,564
2.38%, 1/15/2017 (f)	4,303	4,387
2.63%, 7/15/2017 (f)	11,274	11,778
1.63%, 1/15/2018 (f)	12,168	11,883
1.38%, 7/15/2018	11,821	11,378
2.38%, 1/15/2025 (f)	9,579	9,363
2.00%, 1/15/2026	14,449	13,379

	Principal
	Amount	Value
	(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)
U.S. Treasury Inflation-Indexed Obligations
(continued)
2.38%, 1/15/2027 (f)	$ 11,903 $	11,669
1.75%, 1/15/2028 (f)	14,378	12,797
3.63%, 4/15/2028	4,925	5,679
2.50%, 1/15/2029	9,617	9,683
3.88%, 4/15/2029 (f)	7,139	8,525
3.38%, 4/15/2032	1,119	1,349

		299,457

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 304,261

SHORT TERM INVESTMENTS (0.16%)
Repurchase Agreements (0.16%)
Merrill Lynch Repurchase Agreement;
0.27% dated 01/30/09 maturing 02/02/09
(collateralized by U.S. Government
Agency Issue; $607,000; 1.75%; dated
11/15/11) (b)	$ 597 $	597

TOTAL SHORT TERM INVESTMENTS	$ 597

Total Investments	$ 437,832
Liabilities in Excess of Other Assets, Net - (15.02)%		(57,174)

TOTAL NET ASSETS - 100.00%	$ 380,658

(a)	Variable Rate. Rate shown is in effect at January 31, 2009.
(b)	Security was purchased with the cash proceeds from securities loans.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $13,057 or 3.43% of net assets.
(d)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,207 or 0.32% of net assets.
(e) Security is Illiquid
(f)	Security or a portion of the security was on loan at the end of the period.

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 3,681
Unrealized Depreciation	(67,573)

Net Unrealized Appreciation (Depreciation)	(63,892)
Cost for federal income tax purposes	501,724
All dollar amounts are shown in thousands (000's)

Schedule of Investments Inflation Protection Fund January 31, 2009 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent

Government
Financial
Mortgage Securities
Asset Backed Securities
Consumer, Non-cyclical
Communications
Consumer, Cyclical
Utilities
Industrial
Energy
Technology
Liabilities in Excess of Other Assets, Net
TOTAL NET ASSETS

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	17.72%
Total Return Swaps	0.44%

Futures Contracts

					Current		Unrealized
				Original	Market		Appreciation/
Type	Buy/Sell		Contracts	Value	Value	(Depreciation)

US 10 Year Note; March 2009		Buy	550	$ 69,748	$ 67,470 $		(2,278)
All dollar amounts are shown in thousands (000's)

Total Return Swaps

							Unrealized
					Expiration	Notional	Appreciation/
Counterparty (Issuer)	Receive		Pay		Date	Amount	(Depreciation)

Barclays Bank PLC	Return equal to a 2.38% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 05/2011		LIBOR less 20bp		02/05/2009 $	10,000	$ 146
Barclays Bank PLC	Return equal to a 2.38% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 01/2025		LIBOR less 20bp		02/05/2009	18,500	(52)
Barclays Bank PLC	Return equal to a 3.38% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 04/2032		LIBOR less 20bp		02/05/2009	3,200	(113)
Barclays Bank PLC	Return equal to a 3.63% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 04/2028		LIBOR less 20bp		02/05/2009	11,000	(336)
Barclays Bank PLC	Return equal to a 2.00% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 01/2014		LIBOR plus 10bp		02/26/2009	15,000	150
Barclays Bank PLC	Return equal to a 3.88% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 04/2029		LIBOR plus 55bp		03/12/2009	8,000	(422)
Barclays Bank PLC	Return equal to a 2.50% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 07/2016		LIBOR plus 55bp		03/12/2009	5,000	(68)
Barclays Bank PLC	Return equal to a 2.38% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 01/2017		LIBOR plus 55bp		03/12/2009	8,000	(120)
Barclays Bank PLC	Return equal to a 0.88% US Treasury Indexed	Monthly a floating rate based on 1 month
	Obligation; 04/2010		LIBOR plus 55bp		03/12/2009	18,000	278

All dollar amounts are shown in thousands (000's)

Schedule of Investments
International Emerging Markets Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (90.99%)			COMMON STOCKS (continued)
Airlines (0.78%)			Cellular Telecommunications (continued)
Lan Airlines SA ADR	271,326 $	2,255	MTN Group Ltd	763,424 $	7,239
Turk Hava Yollari Anonium Ortakligi (a)	863,470	3,169	Taiwan Mobile Co Ltd	3,812,000	5,326

		5,424			63,555

Apparel Manufacturers (0.36%)			Coal (0.96%)
Youngone Corp	539,560	2,524	Banpu Public Co Ltd (a)(b)	302,700	1,901
			China Shenhua Energy Co Ltd	1,550,000	3,305
Applications Software (0.69%)			Tambang Batubara Bukit Asam Tbk PT	2,324,500	1,478

Check Point Software Technologies Ltd (a)	213,398	4,838			6,684

Auto - Car & Light Trucks (0.26%)			Commercial Banks (12.93%)
Hyundai Motor Co	53,110	1,793	ABSA Group Ltd	312,677	2,817
			Axis Bank Ltd	362,730	3,160
Auto - Medium & Heavy Duty Trucks (0.18%)			Banco do Brasil SA	989,236	6,055
Mahindra & Mahindra Ltd (b)	211,337	1,271	BanColombia SA ADR	174,520	3,653
			Bangkok Bank Public Co (a)(b)	1,635,600	3,434
Auto/Truck Parts & Equipment - Original (0.85%)			Bank Mandiri Persero Tbk PT	15,375,500	2,405
Hyundai Mobis	127,228	5,924	Bank of China Ltd	19,733,000	5,172
Auto/Truck Parts & Equipment - Replacement (0.33%)			Bank of India	1,181,699	5,954
Weichai Power Co Ltd	1,197,800	2,291	Bank Rakyat Indonesia	11,875,000	4,648
			China Construction Bank Corp	24,154,646	11,781
Beverages - Non-Alcoholic (0.92%)			Credicorp Ltd	98,343	4,062
Coca-Cola Femsa SAB de CV	666,356	2,514	Daegu Bank	704,560	3,533
Fomento Economico Mexicano SAB de CV	1,408,877	3,932	Industrial and Commercial Bank of China Ltd	15,779,000	6,671

		6,446	Komercni Banka AS	22,665	2,492

			Sberank RF GDR (a)(b)	23,354	1,910
Beverages - Wine & Spirits (0.15%)
Central European Distribution Corp (a)	86,495	1,047	Siam Commercial Bank Public (a)(b)	2,070,100	3,026
			Standard Bank Group Ltd	361,612	2,485
Brewery (1.65%)			State Bank of India Ltd	101,902	4,874
Cia Cervecerias Unidas SA	383,957	2,340	Turkiye Is Bankasi	2,391,939	5,306
Cia de Bebidas das Americas ADR	145,887	5,951	Turkiye Vakiflar Bankasi Tao	4,168,773	3,019
Hite Brewery Co Ltd	30,150	3,244	Unibanco - Uniao de Bancos Brasileiros SA

		11,535	ADR	71,132	4,003

					90,460

Building - Heavy Construction (0.19%)
Daelim Industrial Co Ltd	39,760	1,319	Computer Services (1.50%)
			Infosys Technologies Ltd ADR	395,417	10,502
Building - Residential & Commercial (0.25%)
Desarrolladora Homex SAB de CV ADR (a)	90,951	1,734	Computers (1.42%)
			Acer Inc	2,604,036	3,234
Building Products - Cement & Aggregate (0.51%)			HTC Corp	503,000	4,773
Cemex SAB de CV (a)	4,564,962	3,559	Quanta Computer Inc	2,001,000	1,897

					9,904

Cellular Telecommunications (9.09%)			Diversified Financial Services (2.85%)
Advanced Info Service PCL (a)(b)	2,703,300	5,736	Chinatrust Financial Holding Co Ltd	13,476,000	4,448
America Movil SAB de CV ADR	441,638	12,591	Fubon Financial Holding Co Ltd	12,405,000	7,440
Cellcom Israel Ltd	228,011	4,829	Intergroup Financial Services Corp (b)	117,824	1,167
China Mobile Ltd	2,149,462	19,349	KB Financial Group Inc (a)	163,245	4,378
China Unicom Hong Kong Ltd	2,997,343	2,767	SinoPac Financial Holdings Co Ltd	14,940,000	2,482

Empresa Nacional de Telecomunicaciones SA	284,805	3,139			19,915

Mobile Telesystems OJSC ADR	121,067	2,579

Schedule of Investments
International Emerging Markets Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Minerals (0.40%)			Food - Confectionery (0.33%)
Anglo American PLC	154,812 $	2,780	Lotte Confectionery Co Ltd	2,646 $	2,320

Diversified Operations (2.27%)			Food - Miscellaneous/Diversified (0.47%)
Beijing Enterprises Holdings Ltd	1,002,500	3,936	Tiger Brands Ltd	242,097	3,320
China Resources Enterprise	548,000	788
Guangdong Investment Ltd	2,658,000	1,012	Food - Retail (1.70%)
KOC Holding AS (a)	1,687,209	2,352	Cia Brasileira de Distribuicao Grupo Pao de
			Acucar ADR	216,310	5,549
LG Corp	97,685	2,705
			Shoprite Holdings Ltd	1,200,181	6,358

Shanghai Industrial Holdings Ltd	1,995,000	5,084

					11,907

		15,877

			Gas - Distribution (0.60%)
Electric - Generation (1.09%)
			Korea Gas Corp	114,495	4,229
CEZ	138,434	4,710
Huaneng Power International Inc	4,062,000	2,911	Gold Mining (1.09%)

		7,621	Gold Fields Ltd	145,652	1,532

Electric - Integrated (1.45%)			Harmony Gold Mining Co Ltd (a)	516,529	6,082

Cia Paranaense de Energia	526,725	4,947			7,614

Enersis SA ADR	146,627	2,104	Import & Export (0.35%)
Tenaga Nasional BHD	1,902,700	3,088	Hyosung Corp	71,260	2,469

		10,139

Electric - Transmission (0.54%)			Internet Application Software (0.91%)
Cia de Transmissao de Energia Eletrica			Tencent Holdings Ltd	1,037,305	6,338
Paulista	206,100	3,775
			Life & Health Insurance (2.35%)
Electric Products - Miscellaneous (0.42%)			China Life Insurance Co Ltd/Taiwan (a)	6,317,280	2,127
LG Electronics Inc	57,983	2,964	China Life Insurance Co Ltd	3,708,000	9,760
			Sanlam Ltd	2,914,755	4,589

Electronic Components - Miscellaneous (0.62%)					16,476

Hon Hai Precision Industry Co Ltd	2,183,935	3,846
			Machinery - Construction & Mining (0.29%)
Samsung SDI Co Ltd	9,969	480

			United Tractors Tbk PT	4,628,750	2,023
		4,326

Electronic Components - Semiconductors (3.55%)			Machinery - General Industry (0.28%)
MediaTek Inc	1,021,000	7,351	STX Engine Co Ltd (a)	121,750	1,951
Samsung Electronics Co Ltd	50,315	17,494

		24,845	Medical - Drugs (1.26%)

			China Pharmaceutical Group Ltd	12,278,000	3,732
Electronic Measurement Instruments (0.00%)			Cipla Ltd/India	1,312,699	5,114

Chroma Ate Inc	138	-			8,846

Feminine Health Care Products (0.63%)			Medical - Generic Drugs (2.92%)
Hengan International Group Co Ltd	1,332,000	4,431	Pharmstandard (a)	121,334	841
			Teva Pharmaceutical Industries Ltd ADR	472,409	19,581

Finance - Credit Card (1.28%)					20,422

Redecard SA	588,400	6,657
			Metal - Copper (0.64%)
Samsung Card Co	84,550	2,282

			Antofagasta PLC	739,622	4,447
		8,939

Finance - Other Services (0.30%)			Metal Processors & Fabrication (0.69%)
Grupo Financiero Banorte SAB de CV	1,575,600	2,080	Jiangxi Copper Co Ltd	2,784,000	1,898
			Sung Kwang Bend Co Ltd	227,396	2,956

					4,854

Schedule of Investments
International Emerging Markets Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Multi-Line Insurance (0.29%)			Shipbuilding (0.47%)
Ping An Insurance Group Co of China Ltd	467,225 $	2,024	Hanjin Heavy Industries & Construction Co
			Ltd	1,608 $	35
Oil Company - Exploration & Production (3.21%)			Hyundai Heavy Industries	23,105	3,256

CNOOC Ltd	9,570,000	8,236			3,291

Gazprom OAO (a)(b)(c)	23,609	774	Soap & Cleaning Products (0.21%)
Gazprom OAO (a)	870,427	11,411	Hindustan Unilever Ltd	283,949	1,503
PTT Exploration & Production Public
Company Ltd (a)(b)	727,800	2,033	Steel - Producers (2.14%)

		22,454	Angang Steel Co Ltd	2,718,000	2,633

Oil Company - Integrated (7.84%)			Dongkuk Steel Mill Co Ltd	63,040	1,103
China Petroleum & Chemical Corp	14,822,000	7,990	Evraz Group SA (b)	213,552	1,794
LUKOIL ADR	260,895	8,753	POSCO ADR	148,646	9,442

PetroChina Co Ltd	11,136,293	8,220			14,972

Petroleo Brasileiro SA ADR	932,010	24,419	Steel Pipe & Tube (0.23%)
Sasol Ltd	204,574	5,447	Confab Industrial SA (a)	860,900	1,403

		54,829	OAO TMK	53,891	229

Oil Refining & Marketing (1.41%)					1,632

Reliance Industries Ltd	175,616	4,684	Telecommunication Services (2.98%)
SK Holdings Co Ltd	14,724	1,082	Bharti Airtel Ltd (a)	274,440	3,522
Tupras-Turkiye Petrol Rafinerileri AS	430,304	4,077	Chunghwa Telecom Co Ltd	4,240,780	6,417

		9,843	Digi.Com BHD	678,308	3,842

Petrochemicals (0.12%)			Telefonica O2 Czech Republic AS	220,981	4,106
Honam Petrochemical Corp	3,721	156	Telekomunikacja Polska SA	525,081	2,964

PTT Chemical PLC (a)(b)	819,300	717			20,851

		873	Telephone - Integrated (2.09%)

Platinum (0.19%)			Bezeq Israeli Telecommunication Corp Ltd	2,522,638	3,730
Impala Platinum Holdings Ltd	118,206	1,353	KT Corp	200,100	5,731
			Philippine Long Distance Telephone Co	55,860	2,436
Property & Casualty Insurance (0.52%)			Telkom SA Ltd	239,041	2,704

Dongbu Insurance Co Ltd	352,520	3,634			14,601

Publicly Traded Investment Fund (1.37%)			Tobacco (1.04%)
iShares MSCI Emerging Markets Index Fund	424,246	9,601	ITC Ltd	773,537	2,825
			KT&G Corp	74,240	4,447

Real Estate Operator & Developer (0.52%)					7,272

China Overseas Land & Investment Ltd	1,458,000	1,907
			Transport - Marine (0.27%)
Cyrela Brazil Realty SA	424,800	1,703	Pacific Basin Shipping Ltd	3,654,000	1,874

		3,610

Retail - Convenience Store (0.46%)			Web Portals (1.03%)
President Chain Store Corp	1,364,000	3,212	LG Dacom Corp	217,340	2,874
			Netease.com ADR (a)	123,734	2,352
Retail - Miscellaneous/Diversified (0.44%)			NHN Corp (a)	19,688	1,951

Massmart Holdings Ltd	391,959	3,087			7,177

Rubber & Vinyl (0.39%)			TOTAL COMMON STOCKS	$ 636,440

TSRC Corp	3,846,000	2,758	PREFERRED STOCKS (6.63%)
			Commercial Banks (0.94%)
Semiconductor Component - Integrated Circuits (1.47%)			Banco Itau Holding Financeira SA	651,045	6,595
Taiwan Semiconductor Manufacturing Co Ltd	8,360,341	10,271

Schedule of Investments
International Emerging Markets Fund
January 31, 2009 (unaudited)

			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Shares	Value	of investments held by the fund as of the period end were as follows:
	Held	(000's)

PREFERRED STOCKS (continued)			Unrealized Appreciation	$ 10,797
Diversified Minerals (3.19%)			Unrealized Depreciation	(405,325)

Cia Vale do Rio Doce	1,846,830 $	22,297	Net Unrealized Appreciation (Depreciation)	(394,528)
			Cost for federal income tax purposes	1,097,491
Electric - Distribution (0.45%)			All dollar amounts are shown in thousands (000's)
Eletropaulo Metropolitana Eletricidade de
Sao Paulo SA	282,651	3,168	Portfolio Summary (unaudited)

			Country	Percent

Electric - Integrated (0.53%)
Cia Energetica de Minas Gerais	274,682	3,723	Brazil	15.84%
			Korea, Republic Of	13.76%
			China	10.49%
Investment Companies (0.00%)			Taiwan, Province Of China	9.38%
Lereko Mobility Pty Ltd	4,384	14	Hong Kong	7.59%
			South Africa	6.72%
Steel - Producers (1.52%)			India	6.21%
			Israel	4.71%
Gerdau SA	610,000	3,952	United States	4.40%
Usinas Siderurgicas de Minas Gerais SA	533,886	6,641	Russian Federation	3.79%

		10,593	Mexico	3.78%
			Turkey	2.56%

TOTAL PREFERRED STOCKS	$ 46,390		Thailand	2.41%

			Czech Republic	1.62%
	Principal		Indonesia	1.51%
	Amount	Value	Chile	1.41%
	(000's)	(000's)	United Kingdom	1.03%

SHORT TERM INVESTMENTS (2.88%)			Malaysia	0.99%
			Bermuda	0.58%
Commercial Paper (2.88%)			Colombia	0.52%
Investment in Joint Trading Account; HSBC			Poland	0.42%
Funding			Philippines	0.35%
0.27%, 2/ 2/2009	$ 10,066 $	10,066	Luxembourg	0.26%
Investment in Joint Trading Account;			Peru	0.17%
Prudential Funding			Liabilities in Excess of Other Assets, Net	(0.50%)

0.27%, 2/ 2/2009	10,067	10,067	TOTAL NET ASSETS	100.00%

		20,133

TOTAL SHORT TERM INVESTMENTS	$ 20,133

Total Investments	$ 702,963
Liabilities in Excess of Other Assets, Net - (0.50)%		(3,478)

TOTAL NET ASSETS - 100.00%	$ 699,485

(a) Non-Income Producing Security
(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $23,763 or 3.40% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $774 or 0.11% of net assets.

Schedule of Investments
International Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (93.47%)			COMMON STOCKS (continued)
Advertising Services (0.38%)			Building - Heavy Construction (0.19%)
Aegis Group PLC	3,302,750 $	3,638	Acciona SA	16,600 $	1,870

Aerospace & Defense (0.45%)			Building & Construction - Miscellaneous (0.48%)
BAE Systems PLC	741,200	4,302	Bilfinger Berger AG	17,000	717
			Bouygues SA	115,600	3,937

Agricultural Chemicals (0.59%)					4,654

Syngenta AG	29,430	5,691
			Building Products - Air & Heating (0.15%)
Airlines (0.19%)			Daikin Industries Ltd	61,000	1,399
British Airways PLC	267,900	462
Qantas Airways Ltd	886,100	1,357	Building Products - Cement & Aggregate (0.43%)

		1,819	CRH PLC	173,600	4,055

			CRH PLC	2,500	59

Airport Development & Maintenance (0.25%)					4,114

Macquarie Airports	1,686,924	2,418
			Building Products - Doors & Windows (0.13%)
Apparel Manufacturers (0.07%)			Asahi Glass Co Ltd	241,000	1,259
Esprit Holdings Ltd	118,500	629
			Cellular Telecommunications (2.08%)
Applications Software (0.10%)			NTT DoCoMo Inc	1,287	2,242
Works Applications Co Ltd	1,360	955	Vodafone Group PLC	9,527,175	17,695

					19,937

Athletic Footwear (0.31%)			Chemicals - Diversified (1.62%)
Adidas AG	85,100	2,957	Akzo Nobel NV	63,400	2,263
Audio & Video Products (0.98%)			BASF SE	19,500	569
Matsushita Electric Industrial Co Ltd	528,000	6,406	Bayer AG	135,400	7,212
Sony Corp	156,100	3,042	Johnson Matthey PLC	97,100	1,362

		9,448	Koninklijke DSM NV	86,100	2,063

			Mitsubishi Gas Chemical Co Inc	196,000	779
Auto - Car & Light Trucks (1.51%)			Tokuyama Corp	219,000	1,305

Honda Motor Co Ltd	106,000	2,436			15,553

Mazda Motor Corp	831,000	1,288
Toyota Motor Corp	334,400	10,757	Chemicals - Other (0.01%)

		14,481	Kingboard Chemical Holdings Ltd	35,500	57

Auto - Medium & Heavy Duty Trucks (0.12%)			Chemicals - Specialty (0.79%)
Scania AB	147,400	1,184	Daicel Chemical Industries Ltd	363,000	1,596
			Lonza Group AG	28,250	2,578
Auto/Truck Parts & Equipment - Original (0.21%)			Tokyo Ohka Kogyo Co Ltd	85,600	1,366
Sumitomo Electric Industries Ltd	262,000	1,972	Umicore	109,700	2,039

Beverages - Wine & Spirits (0.79%)					7,579

Diageo PLC	567,400	7,613	Circuit Boards (0.12%)
			Ibiden Co Ltd	56,200	1,137
Brewery (0.97%)
Anheuser-Busch InBev NV	131,000	3,325	Commercial Banks (5.24%)
Foster's Group Ltd	400,900	1,379	Banco Popolare SC	297,900	1,699
Heineken NV	112,000	3,292	Banco Santander SA	931,000	7,534
Kirin Holdings Co Ltd	103,000	1,292	Bank of East Asia Ltd	1,102,000	2,185

		9,288	Commonwealth Bank of Australia	246,500	4,188

			EFG International AG	86,665	1,051
			Hang Seng Bank Ltd	215,000	2,589
			Intesa Sanpaolo SpA	2,297,100	7,239

Schedule of Investments
International Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Diversified Minerals (continued)
National Australia Bank Ltd	232,700 $	2,745	BHP Billiton PLC	311,000 $	5,199

Oversea-Chinese Banking Corp Ltd	891,000	2,991			11,066

Resona Holdings Inc	231,200	3,565	Diversified Operations (0.80%)
Standard Chartered PLC	410,100	5,182	GEA Group AG	163,300	1,889
Sumitomo Mitsui Financial Group Inc	63,700	2,524	Hutchison Whampoa Ltd	266,000	1,353
UniCredit SpA	1,442,300	2,538	LVMH Moet Hennessy Louis Vuitton SA	59,430	3,237
United Overseas Bank Ltd	292,000	2,266	Tui Travel PLC	360,700	1,167

Wing Hang Bank Ltd	415,000	2,006			7,646

		50,302

			Diversified Operations & Commercial Services (0.27%)
Commercial Services - Finance (0.17%)			Brambles Ltd	608,307	2,587
Experian PLC	261,900	1,630
			E-Commerce - Services (0.23%)
Computer Data Security (0.19%)			Rakuten Inc	3,784	2,231
Gemalto NV (a)	76,500	1,867
			Electric - Integrated (3.94%)
Computers (0.13%)			A2A SpA	1,174,260	2,039
Wincor Nixdorf AG	27,050	1,279	CLP Holdings Ltd	323,500	2,190
			E.ON AG	465,060	15,081
Computers - Integrated Systems (0.29%)
Fujitsu Ltd	328,000	1,474	Edison SpA	799,400	1,007
Otsuka Corp	30,600	1,360	Energias de Portugal SA	989,400	3,501

		2,834	HongKong Electric Holdings	314,500	1,842

			Iberdrola SA	464,400	3,596
Consulting Services (0.28%)			International Power PLC	246,200	965
Serco Group PLC	429,900	2,722	Tokyo Electric Power Co Inc/The	244,400	7,643

					37,864

Containers - Metal & Glass (0.24%)
Rexam PLC	282,500	1,269	Electronic Components - Miscellaneous (0.11%)
Toyo Seikan Kaisha Ltd	68,000	1,008	Koninklijke Philips Electronics NV	60,800	1,105

		2,277

			Electronic Measurement Instruments (0.20%)
Cosmetics & Toiletries (0.65%)			Keyence Corp	10,800	1,964
Beiersdorf AG	67,700	3,308
Kao Corp	35,000	850	Energy - Alternate Sources (0.58%)
Unicharm Corp	29,800	2,053	Q-Cells SE (a)	57,670	1,406

		6,211	Renewable Energy Corp AS (a)	279,200	2,799

Diversified Banking Institutions (5.18%)			Solarworld AG	63,150	1,324

BNP Paribas	164,000	6,261			5,529

Credit Suisse Group AG	271,755	6,936	Engines - Internal Combustion (0.02%)
HSBC Holdings PLC	1,401,008	10,870	Tognum AG	19,100	211
Mitsubishi UFJ Financial Group Inc	2,658,000	14,745
Societe Generale	173,000	7,233	Enterprise Software & Services (0.54%)
UBS AG	293,625	3,682	Autonomy Corp PLC (a)	292,600	4,601

		49,727	Aveva Group PLC	73,300	633

					5,234

Diversified Manufacturing Operations (1.07%)
Invensys PLC	835,500	1,862	Entertainment Software (0.22%)
Siemens AG	148,700	8,377	UBISOFT Entertainment (a)	148,000	2,084

		10,239

			Finance - Consumer Loans (0.25%)
Diversified Minerals (1.15%)			Promise Co Ltd	129,300	2,373
BHP Billiton Ltd	316,400	5,867

Schedule of Investments
International Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Investment Banker & Broker (0.56%)			Hotels & Motels (0.32%)
Nomura Holdings Inc	826,000 $	5,350	Accor SA	77,800 $	3,071

Finance - Other Services (0.83%)			Import & Export (0.91%)
ASX Ltd	30,683	521	ITOCHU Corp	193,000	938
Deutsche Boerse AG	15,800	795	Mitsubishi Corp	275,000	3,634
Hong Kong Exchanges and Clearing Ltd	272,000	2,336	Sumitomo Corp	457,000	4,136

Man Group PLC	1,193,512	3,544			8,708

Singapore Exchange Ltd	234,000	784	Industrial Gases (0.62%)

		7,980	Air Liquide SA	10,300	749

Fisheries (0.15%)			Linde AG	77,521	5,205

Toyo Suisan Kaisha Ltd	54,000	1,424			5,954

Food - Catering (1.03%)			Investment Companies (0.23%)
Compass Group PLC	387,000	1,915	Investor AB	191,500	2,219
Sodexo	157,600	7,968	Leisure & Recreation Products (0.31%)

		9,883	Sega Sammy Holdings Inc	239,000	3,024

Food - Miscellaneous/Diversified (3.69%)
Ajinomoto Co Inc	320,000	2,756	Life & Health Insurance (1.10%)
Kerry Group PLC	95,700	1,769	AMP Ltd	638,200	2,104
Nestle SA	656,690	22,695	Prudential PLC	1,219,900	5,864
Nissin Foods Holdings Co Ltd	50,800	1,740	Sony Financial Holdings Inc	787	2,594

Unilever NV	128,400	2,830			10,562

Unilever PLC	167,200	3,668	Lottery Services (0.11%)

		35,458	Tatts Group Ltd	598,700	1,080

Food - Retail (2.54%)
			Machinery - Electrical (0.21%)
Casino Guichard Perrachon SA	49,300	3,230
			Schindler Holding AG	9,190	400
J Sainsbury PLC	327,100	1,570
			SMC Corp/Japan	17,900	1,596

Koninklijke Ahold NV	579,200	6,945
					1,996

Tesco PLC	1,004,800	5,193
WM Morrison Supermarkets PLC	855,500	3,342	Machinery - Farm (0.21%)
Woolworths Ltd	234,893	4,088	Kubota Corp	375,000	2,040

		24,368

			Machinery - General Industry (0.47%)
Gambling (Non-Hotel) (0.20%)			Alstom SA	92,800	4,458
William Hill PLC	559,000	1,904	Hexagon AB	24,160	81

					4,539

Gas - Distribution (3.55%)
Centrica PLC	2,354,675	8,761	Machinery - Material Handling (0.04%)
GDF Suez	276,800	10,590	Fuji Machine Manufacturing Co Ltd	47,100	387
Osaka Gas Co Ltd	1,620,000	6,902
Tokyo Gas Co Ltd	1,657,000	7,838	Machinery Tools & Related Products (0.16%)

			THK Co Ltd	124,700	1,583
		34,091

Gold Mining (0.55%)			Medical - Biomedical/Gene (0.13%)
Lihir Gold Ltd (a)	1,944,700	3,859	CSL Ltd/Australia	54,691	1,290
Newcrest Mining Ltd	75,800	1,469

		5,328	Medical - Drugs (7.82%)

			Actelion Ltd (a)	139,540	7,572
Harbor Transportation Services (0.16%)			Astellas Pharma Inc	55,000	2,082
Kamigumi Co Ltd	198,000	1,569	AstraZeneca PLC	191,700	7,387
			Daiichi Sankyo Co Ltd	270,000	6,063

Schedule of Investments
International Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Oil Refining & Marketing (0.15%)
Grifols SA	285,400 $	5,001	Nippon Mining Holdings Inc	395,000 $	1,437
Miraca Holdings Inc	152,000	3,247
Novartis AG	279,200	11,473	Paper & Related Products (0.06%)
Novo Nordisk A/S	112,675	6,003	DS Smith PLC	487,000	570
Roche Holding AG	110,500	15,513
			Petrochemicals (0.25%)
Shionogi & Co Ltd	106,000	2,271
			Mitsui Chemicals Inc	836,000	2,403
Shire PLC	329,000	4,799
Takeda Pharmaceutical Co Ltd	78,200	3,664	Photo Equipment & Supplies (0.04%)

		75,075	Konica Minolta Holdings Inc	55,000	428

Medical Products (0.52%)
Smith & Nephew PLC	384,300	2,786	Power Converter & Supply Equipment (0.64%)
SSL International PLC	214,200	1,557	Schneider Electric SA	14,200	899
Terumo Corp	18,900	642	Vestas Wind Systems A/S (a)	108,275	5,214

		4,985			6,113

Metal - Diversified (0.56%)			Property & Casualty Insurance (1.17%)
Rio Tinto Ltd	60,700	1,575	Mitsui Sumitomo Insurance Group Holdings
			Inc	119,200	3,090
Rio Tinto PLC	175,100	3,763	QBE Insurance Group Ltd	270,318	4,065

		5,338	Sompo Japan Insurance Inc	190,000	1,185

Multi-Line Insurance (1.75%)			Tokio Marine Holdings Inc	109,000	2,887

AXA SA	324,200	5,106			11,227

CNP Assurances	22,800	1,517	Public Thoroughfares (0.18%)
Storebrand ASA	659,100	1,677	Atlantia SpA	116,100	1,696
Zurich Financial Services AG	47,125	8,497

		16,797	Publishing - Books (0.27%)

Multimedia (0.22%)			Reed Elsevier NV	230,600	2,552
WPP PLC	377,984	2,126
			Publishing - Periodicals (0.20%)
Office Automation & Equipment (0.85%)			Wolters Kluwer NV	109,500	1,968
Canon Inc	156,800	4,279
Ricoh Co Ltd	315,000	3,844	Real Estate Management & Services (0.20%)

		8,123	Mitsubishi Estate Co Ltd	147,000	1,928

Oil Company - Exploration & Production (1.17%)			Real Estate Operator & Developer (0.68%)
Oil Search Ltd	1,501,500	4,065	Cheung Kong Holdings Ltd	219,000	2,021
Origin Energy Ltd	227,700	2,007	China Overseas Land & Investment Ltd	1,210,000	1,582
Tullow Oil PLC	517,000	5,156	Hang Lung Properties Ltd	899,000	2,021

		11,228	NTT Urban Development Corp	1,041	895

Oil Company - Integrated (7.43%)					6,519

BG Group PLC	704,700	9,662	Reinsurance (1.02%)
ENI SpA	635,700	13,446	Muenchener Rueckversicherungs AG	74,350	9,829
Galp Energia SGPS SA	379,400	4,021
Repsol YPF SA	332,700	5,942	REITS - Diversified (1.07%)
Royal Dutch Shell PLC - A Shares	641,400	15,804	Ascendas Real Estate Investment Trust	410,000	387
Royal Dutch Shell PLC - A Shares	311,900	7,774	British Land Co PLC	143,100	934
Royal Dutch Shell PLC - B Shares	323,000	7,668	Kenedix Realty Investment Corp	213	555
Total SA	141,750	7,064	Segro PLC	196,800	454

		71,381	Unibail-Rodamco	59,000	7,910

					10,240

Schedule of Investments
International Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Office Property (0.22%)			Soap & Cleaning Products (0.50%)
Japan Real Estate Investment Corp	127 $	1,145	Reckitt Benckiser Group PLC	125,800 $	4,845
Orix JREIT Inc	199	938

		2,083	Steel - Producers (0.80%)

			ArcelorMittal	152,800	3,420
REITS - Shopping Centers (0.46%)			JFE Holdings Inc	75,900	1,886
Westfield Group	581,373	4,388	Sumitomo Metal Industries Ltd	1,197,000	2,395

Retail - Apparel & Shoe (0.12%)					7,701

Fast Retailing Co Ltd	9,200	1,160	Steel - Specialty (0.16%)
			Outokumpu OYJ	131,600	1,499
Retail - Bookstore (0.06%)
WH Smith PLC	121,791	592	Telephone - Integrated (4.68%)
			Deutsche Telekom AG	568,450	6,903
Retail - Building Products (0.30%)			Hellenic Telecommunications Organization
Kingfisher PLC	934,600	1,871	SA	140,740	2,129
Shimachu Co Ltd	49,100	1,046	Koninklijke (Royal) KPN NV	486,000	6,469

		2,917	Nippon Telegraph & Telephone Corp	121,800	5,899

Retail - Convenience Store (0.08%)			Softbank Corp	294,200	4,548
Lawson Inc	16,500	815	Swisscom AG	5,810	1,826
			Telefonica SA	967,400	17,151

Retail - Drug Store (0.23%)					44,925

Matsumotokiyoshi Holdings Co Ltd	113,000	2,225	Tobacco (0.49%)
			Imperial Tobacco Group PLC	123,000	3,363
Retail - Major Department Store (0.28%)
			Japan Tobacco Inc	457	1,314

PPR SA	53,000	2,672
					4,677

Retail - Miscellaneous/Diversified (0.60%)			Toys (0.70%)
Seven & I Holdings Co Ltd	157,000	4,186	Namco Bandai Holdings Inc	142,400	1,423
Wesfarmers Ltd	162,200	1,577	Nintendo Co Ltd	17,200	5,333

		5,763			6,756

Rubber - Tires (0.42%)			Transport - Marine (0.29%)
Bridgestone Corp	320,000	4,068	Iino Kaiun Kaisha Ltd	151,600	946
			Mitsui OSK Lines Ltd	322,000	1,839

Rubber & Vinyl (0.21%)					2,785

JSR Corp	166,000	2,018
			Transport - Rail (1.12%)
Satellite Telecommunications (0.84%)			Central Japan Railway Co	425	3,031
Eutelsat Communications	82,500	1,760	East Japan Railway Co	113,500	7,696

SES SA	342,800	6,279			10,727

		8,039	Transport - Services (0.15%)

Schools (0.06%)			Deutsche Post AG	112,400	1,405
Raffles Education Corp Ltd	1,808,000	619
			Transport - Truck (0.07%)
Security Services (0.18%)			Yamato Holdings Co Ltd	64,000	650
Secom Co Ltd	42,000	1,764
			Water (0.25%)
Semiconductor Equipment (0.46%)			Severn Trent PLC	35,000	552
ASML Holding NV	123,100	2,036	Veolia Environnement	82,900	1,865

Tokyo Electron Ltd	65,900	2,415			2,417

		4,451	Web Portals (0.49%)

			United Internet AG	352,430	2,563

Schedule of Investments
International Fund I
January 31, 2009 (unaudited)

				Portfolio Summary (unaudited)

			Country			Percent

	Shares	Value
	Held	(000's)	Japan			23.98%

			United Kingdom			16.21%
COMMON STOCKS (continued)			Switzerland			9.15%
Web Portals (continued)			France			8.69%
Yahoo! Japan Corp	6,843 $	2,171	Germany			7.91%

			Netherlands			6.54%

		4,734	Australia			4.65%

Wireless Equipment (0.25%)			Spain			4.28%
			Italy			3.09%
Nokia OYJ	192,350	2,358	Hong Kong			2.17%

TOTAL COMMON STOCKS	$ 897,760		Denmark			1.17%

			Luxembourg			1.01%
PREFERRED STOCKS (0.51%)			Papua New Guinea			0.83%
Medical Products (0.51%)			Portugal			0.78%
Fresenius SE	89,715	4,957	Ireland			0.78%

			Singapore			0.73%
TOTAL PREFERRED STOCKS	$ 4,957		Belgium			0.56%

	Principal		Norway			0.47%
			Finland			0.40%
	Amount	Value	Sweden			0.36%

	(000's)	(000's)	Greece			0.22%

U.S. GOVERNMENT & GOVERNMENT AGENCY			United States			0.16%
OBLIGATIONS (0.16%)			Other Assets in Excess of Liabilities, Net			5.86%

U.S. Treasury Bill (0.16%)			TOTAL NET ASSETS			100.00%

0.00%, 2/12/2009 (a)(b)	$ 1,400	1,400
				Other Assets Summary (unaudited)

0.00%, 3/26/2009 (a)	100	100

		1,500	Asset Type			Percent

			Futures			4.03%

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 1,500

Total Investments	$ 904,217
Other Assets in Excess of Liabilities, Net - 5.86%		56,247

TOTAL NET ASSETS - 100.00%	$ 960,464

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,400 or 0.15% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 15,866
Unrealized Depreciation		(446,256)

Net Unrealized Appreciation (Depreciation)		(430,390)
Cost for federal income tax purposes		1,334,607
All dollar amounts are shown in thousands (000's)

Futures Contracts

					Current	Unrealized
				Original	Market	Appreciation/
Type		Buy/Sell	Contracts	Value	Value	(Depreciation)

eMini MSCI EAFE; March 2009		Buy	700	$ 42,207 $	38,675 $	(3,532)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
International Growth Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.89%)			COMMON STOCKS (continued)
Advertising Sales (0.38%)			Commercial Banks (continued)
Teleperformance	167,523 $	4,578	Hang Seng Bank Ltd	358,600 $	4,318
			Nordea Bank AB	357,206	1,889
Advertising Services (0.34%)			Seven Bank Ltd	1,226	3,717
Groupe Aeroplan Inc	571,077	4,163	Shinsei Bank Ltd	2,074,000	2,649
			Standard Chartered PLC	317,202	4,008
Aerospace & Defense (1.66%)
			Suruga Bank Ltd	426,000	3,749
BAE Systems PLC	1,935,933	11,236
			Torinto Dominion Bank (a)	93,200	3,025
Finmeccanica SpA	374,311	5,855
			Westpac Banking Corp	313,420	3,073

MTU Aero Engines Holding AG	109,572	3,059

					37,346

		20,150

			Commercial Services (0.60%)
Aerospace & Defense Equipment (0.44%)
			Aggreko PLC	651,177	3,666
Cobham PLC	1,714,618	5,289
			Intertek Group PLC	297,794	3,664

Agricultural Chemicals (0.73%)					7,330

Potash Corp of Saskatchewan (a)	118,100	8,885	Computer Data Security (0.29%)
			Gemalto NV (a)	144,862	3,536
Apparel Manufacturers (0.52%)
Hermes International	62,418	6,280	Computer Services (0.37%)
			CGI Group Inc (a)	547,816	4,436
Auto - Car & Light Trucks (0.62%)
Daihatsu Motor Co Ltd	431,000	3,634	Containers - Metal & Glass (0.34%)
Honda Motor Co Ltd	166,600	3,829	Toyo Seikan Kaisha Ltd	279,740	4,147

		7,463

			Cosmetics & Toiletries (0.68%)
Beverages - Wine & Spirits (0.19%)
			Kao Corp	341,000	8,282
Diageo PLC	174,029	2,335
			Diversified Banking Institutions (0.96%)
Bicycle Manufacturing (0.37%)
			Societe Generale	151,664	6,342
Shimano Inc	131,600	4,499
			UBS AG	424,177	5,319

Building - Heavy Construction (0.30%)					11,661

Grupo Ferrovial SA	135,785	3,601	Diversified Manufacturing Operations (1.31%)
			Siemens AG	196,112	11,048
Building - Maintenance & Service (0.39%)			Smiths Group PLC	393,126	4,857

Babcock International Group	655,796	4,781			15,905

Building & Construction - Miscellaneous (0.78%)			Diversified Minerals (3.79%)
Balfour Beatty PLC	710,313	3,792	Anglo American PLC	422,941	7,608
Koninklijke Boskalis Westminster NV	100,499	2,027	BHP Billiton Ltd	1,144,705	21,227
Maeda Corp	1,043,000	3,581	BHP Billiton PLC	750,467	12,544

		9,400	Xstrata PLC	556,502	4,547

Chemicals - Diversified (2.13%)					45,926

Bayer AG	152,741	8,135	Diversified Operations (1.70%)
Koninklijke DSM NV	139,403	3,341	GEA Group AG	269,227	3,114
Shin-Etsu Chemical Co Ltd	255,200	11,940	Groupe Bruxelles Lambert SA	47,376	3,477
Wacker Chemie AG	33,809	2,421	Hutchison Whampoa Ltd	1,408,000	7,164

		25,837	Inmarsat PLC	665,448	3,939

Commercial Banks (3.08%)			Istituto Finanziario Industriale SpA (a)	509,483	2,929

Alpha Bank AE	488,784	4,085			20,623

Bank of Kyoto Ltd/The	418,000	4,399
BOC Hong Kong Holdings Ltd	2,386,000	2,434

Schedule of Investments
International Growth Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
E-Commerce - Services (0.57%)			Food - Catering (0.42%)
Rakuten Inc	11,805 $	6,960	Compass Group PLC	1,029,376 $	5,094

Electric - Integrated (4.63%)			Food - Miscellaneous/Diversified (4.82%)
Enel SpA	977,874	5,485	Nestle SA	1,192,678	41,218
Fortum Oyj	268,443	5,237	Unilever NV	400,947	8,838
Iberdrola SA	1,597,485	12,369	Unilever PLC	383,245	8,407

International Power PLC	1,548,559	6,074			58,463

Public Power Corp SA	202,038	3,382	Food - Retail (3.33%)
RWE AG	120,916	9,441	Colruyt SA	24,463	5,412
Tokyo Electric Power Co Inc/The	453,300	14,176	Jeronimo Martins SGPS SA	787,226	3,997

		56,164	Koninklijke Ahold NV	900,261	10,795

Electric - Transmission (0.36%)			Metro Inc	112,900	3,609
Terna Rete Elettrica Nazionale SpA	1,423,239	4,324	Tesco PLC	1,371,074	7,086
			Woolworths Ltd	548,559	9,548

Electric Products - Miscellaneous (0.59%)					40,447

Hitachi Ltd	2,338,000	7,132
			Forestry (0.31%)
Electronic Components - Miscellaneous (0.68%)			Sino-Forest Corp (a)	496,500	3,725
Chemring Group PLC	128,296	4,261
Hosiden Corp	343,300	4,010	Gambling (Non-Hotel) (0.61%)

		8,271	OPAP SA	254,567	7,406

E-Marketing & Information (0.18%)			Gas - Distribution (0.23%)
CyberAgent Inc	3,930	2,237	GDF Suez	74,373	2,845

Energy - Alternate Sources (0.41%)			Gold Mining (0.63%)
Verbund - Oesterreichische			Newcrest Mining Ltd	390,996	7,579
Elektrizitaetswirtschafts AG	128,802	4,925
			Import & Export (1.47%)
Enterprise Software & Services (1.96%)			ITOCHU Corp	1,044,000	5,075
Autonomy Corp PLC (a)	271,872	4,275	Marubeni Corp	1,783,000	6,346
Aveva Group PLC	326,592	2,821	Mitsui & Co Ltd	615,000	6,417

SAP AG	414,647	14,621			17,838

Temenos Group AG (a)	238,772	2,089

		23,806	Instruments - Controls (0.19%)

			Rotork PLC	227,914	2,269
Entertainment Software (0.77%)
Konami Corp	178,000	3,561	Investment Companies (0.97%)
Square Enix Co Ltd	129,000	3,464	Eurazeo	77,762	2,628
UBISOFT Entertainment (a)	163,960	2,308	Investor AB	337,001	3,905

		9,333	Marfin Investment Group SA (a)	631,932	2,330

Finance - Investment Banker & Broker (0.15%)			Pargesa Holding SA	45,000	2,891

Tullett Prebon PLC	809,711	1,782			11,754

			Life & Health Insurance (0.27%)
Finance - Other Services (0.25%)			T&D Holdings Inc	100,150	3,237
IG Group Holdings PLC	715,242	2,996
			Lottery Services (0.30%)
Fisheries (0.29%)			Lottomatica SpA	195,499	3,607
Toyo Suisan Kaisha Ltd	131,000	3,454
			Machinery - General Industry (0.54%)
			Alstom SA	136,270	6,547

Schedule of Investments
International Growth Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (1.13%)			Oil Company - Integrated (6.24%)
CSL Ltd/Australia	427,951 $	10,091	BG Group PLC	1,350,501 $	18,516
Novozymes A/S	46,037	3,660	BP PLC	3,061,214	21,680

		13,751	OMV AG	108,981	3,106

Medical - Drugs (9.95%)			Royal Dutch Shell PLC - A Shares	373,624	9,312
Actelion Ltd (a)	159,923	8,679	Royal Dutch Shell PLC - B Shares	384,927	9,138
Astellas Pharma Inc	131,900	4,994	Total SA	281,174	14,012

GlaxoSmithKline PLC	1,653,238	29,158			75,764

Grifols SA	203,453	3,565	Paper & Related Products (0.37%)
Hisamitsu Pharmaceutical Co Inc	118,800	4,410	OJI Paper Co Ltd	956,000	4,538
Novartis AG	798,259	32,801
Novo Nordisk A/S	256,020	13,639	Pipelines (0.71%)
Roche Holding AG	166,769	23,412	Enbridge Inc (a)	261,574	8,584

		120,658

			Power Converter & Supply Equipment (0.44%)
Medical Instruments (0.33%)			Vestas Wind Systems A/S (a)	111,297	5,360
Elekta AB	355,061	4,020
			Property & Casualty Insurance (2.48%)
Medical Products (0.61%)			Amlin PLC	435,347	2,412
Synthes Inc	61,900	7,456	Fairfax Financial Holdings Ltd (a)	11,600	3,773
			Mitsui Sumitomo Insurance Group Holdings
Metal - Diversified (0.26%)			Inc	265,300	6,876
Rio Tinto PLC	148,030	3,181	QBE Insurance Group Ltd	468,724	7,049
			Tokio Marine Holdings Inc	378,700	10,031

MRI - Medical Diagnostic Imaging (0.40%)					30,141

Sonic Healthcare Ltd	552,829	4,841
			Publicly Traded Investment Fund (1.41%)
Multi-Line Insurance (0.74%)			iShares MSCI EAFE Index Fund	440,916	17,063
Mapfre SA	1,129,892	3,184
Zurich Financial Services AG	32,000	5,770	Publishing - Books (0.63%)

		8,954	Reed Elsevier NV	691,968	7,658

Multimedia (0.47%)			Publishing - Periodicals (0.23%)
Vivendi	220,110	5,670	Yellow Pages Income Fund	532,079	2,777

Office Automation & Equipment (0.27%)			Real Estate Management & Services (0.76%)
Canon Inc	119,930	3,272	Mitsubishi Estate Co Ltd	707,000	9,271

Oil - Field Services (0.95%)			Real Estate Operator & Developer (0.72%)
Fugro NV	107,326	2,900	Mitsui Fudosan Co Ltd	681,000	8,783
John Wood Group PLC	1,200,443	3,363
Petrofac Ltd	465,703	2,803	Retail - Apparel & Shoe (0.65%)
Subsea 7 Inc (a)	474,686	2,472	Fast Retailing Co Ltd	62,796	7,919

		11,538

			Retail - Computer Equipment (0.25%)
Oil & Gas Drilling (0.31%)			Game Group PLC	1,447,778	2,992
Seadrill Ltd	458,250	3,798
			Retail - Convenience Store (1.18%)
Oil Company - Exploration & Production (2.01%)			Alimentation Couche Tard Inc	337,500	3,908
EnCana Corp (a)	376,500	16,755	FamilyMart Co Ltd	127,600	4,661
Origin Energy Ltd	868,295	7,651	Lawson Inc	116,600	5,762

		24,406			14,331

Schedule of Investments
International Growth Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Drug Store (0.50%)			Tobacco (continued)
Shoppers Drug Mart Corp	164,400 $	6,083	Imperial Tobacco Group PLC	499,421 $	13,656
			Japan Tobacco Inc	3,038	8,735

Retail - Miscellaneous/Diversified (0.82%)					41,490

Seven & I Holdings Co Ltd	372,100	9,923
			Toys (1.10%)
Retail - Music Store (0.25%)			Nintendo Co Ltd	42,900	13,300
HMV Group PLC	1,523,750	3,030
			Transport - Marine (0.22%)
Rubber - Tires (0.39%)			Nippon Yusen KK	562,000	2,633
Toyo Tire & Rubber Co Ltd	1,555,000	2,266
Yokohama Rubber Co Ltd/The	712,000	2,502	Transport - Rail (1.97%)

		4,768	Canadian National Railway (a)	200,600	7,029

			East Japan Railway Co	172,900	11,724
Satellite Telecommunications (0.31%)			West Japan Railway Co	1,275	5,186

Eutelsat Communications	176,787	3,772			23,939

Security Services (0.38%)			Transport - Services (1.21%)
G4S PLC	1,680,184	4,639	Asciano Group	3,536,090	2,427
			Firstgroup PLC	621,106	2,441
Soap & Cleaning Products (0.91%)			Koninklijke Vopak NV	80,586	3,019
Reckitt Benckiser Group PLC	286,883	11,049	Stagecoach Group PLC	1,582,614	2,770
			Viterra Inc (a)	537,800	4,057

Steel - Producers (0.70%)					14,714

Godo Steel Ltd	1,250,000	3,596
OneSteel Ltd	1,185,937	1,786	Water Treatment Systems (0.32%)
Ssab Svenskt Stal AB	469,013	3,081	Kurita Water Industries Ltd	171,100	3,866

		8,463

			Wireless Equipment (0.76%)
Steel - Specialty (0.39%)			Nokia OYJ	752,295	9,220

Hitachi Metals Ltd	381,000	1,963	TOTAL COMMON STOCKS	$ 1,199,774

Sanyo Special Steel Co Ltd	1,076,000	2,807

		4,770	PREFERRED STOCKS (0.47%)

			Medical Products (0.47%)
Storage & Warehousing (0.26%)			Fresenius SE	103,604	5,725

Mitsubishi Logistics Corp	311,000	3,159	TOTAL PREFERRED STOCKS	$ 5,725

Telecommunication Equipment (0.29%)				Principal
Tandberg ASA	286,900	3,546		Amount	Value
				(000's)	(000's)

Telecommunication Services (0.44%)			SHORT TERM INVESTMENTS (0.43%)
Cable & Wireless PLC	2,332,293	5,283	Commercial Paper (0.43%)
			Investment in Joint Trading Account; HSBC
Telephone - Integrated (3.61%)			Funding
KDDI Corp	1,404	8,766	0.27%, 2/ 2/2009	$ 2,615 $	2,615
Koninklijke (Royal) KPN NV	998,625	13,292	Investment in Joint Trading Account;
			Prudential Funding
Softbank Corp	478,400	7,396	0.27%, 2/ 2/2009	2,615	2,615

Telefonica SA	809,714	14,355			5,230

		43,809

			TOTAL SHORT TERM INVESTMENTS	$ 5,230

Television (0.24%)
Modern Times Group AB	172,924	2,944	Total Investments	$ 1,210,729
			Other Assets in Excess of Liabilities, Net - 0.21%		2,528

Tobacco (3.42%)			TOTAL NET ASSETS - 100.00%	$ 1,213,257

British American Tobacco PLC	696,527	19,099

Schedule of Investments
International Growth Fund
January 31, 2009 (unaudited)

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 21,582
Unrealized Depreciation	(469,086)

Net Unrealized Appreciation (Depreciation)	(447,504)
Cost for federal income tax purposes	1,658,233
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent

Japan	22.98%
United Kingdom	21.54%
Switzerland	10.45%
Canada	6.66%
Australia	6.20%
Netherlands	5.80%
France	4.82%
Germany	4.74%
Spain	3.06%
United States	2.45%
Denmark	1.87%
Italy	1.83%
Greece	1.42%
Sweden	1.31%
Finland	1.19%
Hong Kong	1.15%
Belgium	0.73%
Austria	0.66%
Portugal	0.33%
Bermuda	0.31%
Norway	0.29%
Other Assets in Excess of Liabilities, Net	0.21%

TOTAL NET ASSETS	100.00%

Schedule of Investments
International Value Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.15%)			COMMON STOCKS (continued)
Advertising Services (0.05%)			Auto/Truck Parts & Equipment - Original
Publicis Groupe	8,462 $	198	(continued)
			Nippon Seiki Co Ltd	7,000 $	43
Aerospace & Defense (1.75%)			NOK Corp	18,900	133
BAE Systems PLC	820,529	4,762	Showa Corp	7,500	30
Finmeccanica SpA	56,000	876	Takata Corp	8,800	66
MTU Aero Engines Holding AG	1,855	52	TS Tech Co Ltd	7,700	39
Thales SA	19,800	876	Unipres Corp	4,400	29

		6,566			412

Agricultural Operations (0.06%)			Beverages - Non-Alcoholic (0.10%)
AWB Ltd	3,400	5	Coca-Cola Amatil Ltd	52,600	303
China Agri-Industries Holdings Ltd (a)	180,000	80	Dydo Drinco Inc	900	26
Golden Agri-Resources Ltd	312,000	62	Mikuni Coca-Cola Bottling Co Ltd	3,100	27

Wilmar International Ltd	50,000	94			356

		241	Beverages - Wine & Spirits (0.06%)

Airlines (0.89%)			Davide Campari-Milano SpA	38,829	220
Air France-KLM	35,059	335
All Nippon Airways Co Ltd	68,000	255	Brewery (0.59%)
Deutsche Lufthansa AG	59,784	730	Asahi Breweries Ltd	27,600	426
Japan Airlines Corp	169,000	365	Foster's Group Ltd	151,200	520
Singapore Airlines Ltd	227,000	1,659	Kirin Holdings Co Ltd	86,000	1,079

		3,344	Lion Nathan Ltd	35,800	184

					2,209

Airport Development & Maintenance (0.02%)
Singapore Airport Terminal Services Ltd	79,000	71	Building - Heavy Construction (1.45%)
			Vinci SA	158,857	5,419
Apparel Manufacturers (0.22%)
Christian Dior SA	11,400	567	Building - Residential & Commercial (0.01%)
Esprit Holdings Ltd	8,500	45	Mitsui Home Co Ltd	6,000	34
Onward Holdings Co Ltd	21,000	143	Building & Construction - Miscellaneous (0.04%)
Tokyo Style Co Ltd	7,000	52	Hochtief AG	2,599	89

		807	Maeda Corp	12,000	41

Athletic Footwear (0.78%)			Shui On Construction and Materials Ltd	26,000	18

Yue Yuen Industrial Holdings Ltd	1,604,500	2,924			148

Audio & Video Products (0.05%)			Building & Construction Products -
			Miscellaneous (0.34%)
Canon Electronics Inc	4,500	53	Cie de Saint-Gobain	37,626	1,271
Sony Corp	6,300	123

		176	Building Products - Cement & Aggregate (0.85%)

Auto - Car & Light Trucks (2.67%)			Boral Ltd	109,900	227
Bayerische Motoren Werke AG	22,000	523	Buzzi Unicem SpA	17,872	223
Fuji Heavy Industries Ltd	109,000	314	CRH PLC	107,375	2,508
Honda Motor Co Ltd	223,100	5,127	James Hardie Industries NV	93,100	228

Nissan Shatai Co Ltd	17,000	108			3,186

Toyota Motor Corp	122,500	3,941	Building Products - Doors & Windows (0.07%)

		10,013	Asahi Glass Co Ltd	53,000	277

Auto/Truck Parts & Equipment - Original (0.11%)			Capacitors (0.01%)
Aisan Industry Co Ltd	6,000	27	Nippon Chemi-Con Corp	13,000	28
Calsonic Kansei Corp	13,000	13
Musashi Seimitsu Industry Co Ltd	3,300	32

Schedule of Investments
International Value Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Casino Hotels (0.06%)			Commercial Banks (continued)
Crown Ltd	67,645 $	234	Chiba Kogyo Bank Ltd/The (a)	5,200 $	65
			Chuo Mitsui Trust Holdings Inc	162,000	637
Cellular Telecommunications (2.72%)			Commonwealth Bank of Australia	71,500	1,215
NTT DoCoMo Inc	619	1,079	Credito Bergamasco SpA	5,884	162
Okinawa Cellular Telephone Co	28	64	DBS Group Holdings Ltd	28,000	161
T-Gaia Corp	29	34	Eighteenth Bank Ltd/The	16,000	56
Vodafone Group PLC	4,860,398	9,027	Fukuoka Financial Group Inc	114,000	382

		10,204	Gunma Bank Ltd/The	41,000	238

Chemicals - Diversified (4.74%)			Hachijuni Bank Ltd/The	42,000	235
Akzo Nobel NV	157,392	5,619	Hang Seng Bank Ltd	26,800	323
Asahi Kasei Corp	146,000	597	Hokuetsu Bank Ltd/The	6,000	12
Bayer AG	72,108	3,841	Hyakugo Bank Ltd/The	14,000	75
Earth Chemical Co Ltd	2,200	64	Intesa Sanpaolo SpA	362,356	1,142
Hitachi Chemical Co Ltd	26,100	284	Jyske Bank A/S (a)	6,516	148
K+S AG	482	23	Keiyo Bank Ltd/The	10,000	49
Kaneka Corp	57,000	305	National Australia Bank Ltd	113,300	1,336
Koninklijke DSM NV	31,000	743	Nishi-Nippon City Bank Ltd/The	86,000	211
Lanxess AG	16,100	235	Nordea Bank AB	341,431	1,805
Mitsubishi Chemical Holdings Corp	159,500	654	Oversea-Chinese Banking Corp Ltd	52,000	175
Nihon Parkerizing Co Ltd	4,000	34	Piccolo Credito Valtellinese Scarl	10,467	96
Nippon Kayaku Co Ltd	5,000	22	Pohjola Bank PLC	11,267	132
Nitto Denko Corp	28,700	532	Raiffeisen International Bank Holding AS	1,506	31
Nufarm Ltd	800	6	San-In Godo Bank Ltd/The	16,000	123
Shin-Etsu Chemical Co Ltd	66,000	3,088	Sapporo Hokuyo Holdings Inc	63,500	226
Solvay SA	14,400	1,017	Sumitomo Trust & Banking Co Ltd/The	167,000	819
Sumitomo Chemical Co Ltd	207,000	656	Suncorp-Metway Ltd	81,500	380
Toagosei Co Ltd	27,000	70	Tochigi Bank Ltd/The	7,000	41

		17,790	UniCredit SpA	1,896,120	3,336

Chemicals - Other (0.05%)			United Overseas Bank Ltd	45,000	349
Kingboard Chemical Holdings Ltd	114,000	184	Westpac Banking Corp	2,900	28
			Yamaguchi Financial Group Inc	22,000	244
Chemicals - Specialty (0.08%)			Yamanashi Chuo Bank Ltd/The	4,000	23

Daicel Chemical Industries Ltd	38,000	167			22,593

Huabao International Holdings Ltd	225,000	144	Commercial Services (0.01%)

		311	SIA Engineering Co Ltd	39,000	53

Commercial Banks (6.03%)
77 Bank Ltd/The	51,000	256	Computer Services (0.01%)
Aichi Bank Ltd/The	1,100	84	NEC Fielding Ltd	3,400	40
Australia & New Zealand Banking Group Ltd	120,500	1,000	Computers - Integrated Systems (0.13%)
Banca Popolare dell'Emilia Romagna Scrl	32,090	376	Fujitsu Ltd	89,000	400
Banca Popolare di Milano Scarl	921	5	Hitachi Systems & Services Ltd	2,800	30
Banco Bilbao Vizcaya Argentaria SA	155,156	1,447	NS Solutions Corp	5,700	68

Banco BPI SA	48,316	92			498

Banco Comercial Portugues SA	576,000	587
Banco Popolare SC	79,000	451	Computers - Memory Devices (0.01%)
Banco Santander SA	348,648	2,821	Hitachi Maxell Ltd	6,300	52
Bank of Kyoto Ltd/The	40,000	421
BOC Hong Kong Holdings Ltd	413,500	422
Chiba Bank Ltd/The	67,000	376

Schedule of Investments
International Value Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Containers - Paper & Plastic (0.04%)			Electric - Distribution (0.15%)
Amcor Ltd/Australia	43,579 $	148	AGL Energy Ltd	45,900 $	423
			Vector Ltd	121,600	136

Cosmetics & Toiletries (0.28%)					559

Aderans Holdings Co Ltd	3,500	28
Fancl Corp	3,900	51	Electric - Generation (0.18%)
Kao Corp	20,000	486	Electric Power Development Co Ltd	17,500	676
Kose Corp	5,700	124	Electric - Integrated (4.62%)
Mandom Corp	1,400	35	ACEA SpA	7,000	84
Milbon Co Ltd	900	23	Chubu Electric Power Co Inc	5,800	165
Shiseido Co Ltd	18,000	302	CLP Holdings Ltd	100,000	677

		1,049	E.ON AG	185,515	6,016

Dental Supplies & Equipment (0.01%)			Electricite de France	81,107	3,953
Nakanishi Inc	800	51	Enel SpA	232,000	1,301
			Energias de Portugal SA	210,000	743
Distribution & Wholesale (0.07%)			Hokkaido Electric Power Co Inc	6,200	150
Itochu Enex Co Ltd	9,300	65	HongKong Electric Holdings	47,000	275
Jardine Cycle & Carriage Ltd	22,000	155	Kyushu Electric Power Co Inc	40,300	1,054
San-Ai Oil Co Ltd	9,000	40	RWE AG	16,400	1,281

		260	Tohoku Electric Power Co Inc	27,200	700

Diversified Banking Institutions (6.68%)			Tokyo Electric Power Co Inc/The	29,900	935

Barclays PLC	36,089	53			17,334

BNP Paribas	80,079	3,057	Electric - Transmission (0.01%)
Credit Suisse Group AG	136,868	3,493	REN - Redes Energeticas Nacionais SA	12,115	46
Deutsche Bank AG	20,100	519
HSBC Holdings PLC	482,988	3,747	Electric Products - Miscellaneous (0.02%)
HSBC Holdings PLC	352,000	2,753	Toshiba TEC Corp	29,000	86
Mitsubishi UFJ Financial Group Inc	1,093,800	6,068
Societe Generale	35,889	1,500	Electronic Components - Miscellaneous (1.91%)
UBS AG	306,840	3,848	Eizo Nanao Corp	2,200	40

		25,038	Koninklijke Philips Electronics NV	270,559	4,918

			Murata Manufacturing Co Ltd	20,400	772
Diversified Financial Services (0.06%)			NEC Corp	230,000	613
Guoco Group Ltd	37,000	213	Nippon Electric Glass Co Ltd	57,000	376
Diversified Manufacturing Operations (1.74%)			Omron Corp	36,100	430

Siemens AG	109,918	6,193			7,149

Wartsila Oyj	11,960	320	Electronic Connectors (0.01%)

		6,513	Japan Aviation Electronics Industry Ltd	5,000	19

Diversified Operations (0.29%)			Electronic Measurement Instruments (0.05%)
First Pacific Co	455,000	164	Yokogawa Electric Corp	43,000	196
Haw Par Corp Ltd	4,000	10
HKR International Ltd	54,400	12	Engineering - Research & Development Services (0.12%)
Hutchison Whampoa Ltd	45,000	229	Chudenko Corp	3,900	68
Jardine Matheson Holdings Ltd	13,200	260	Imtech NV	12,000	184
Noble Group Ltd	139,000	93	SembCorp Industries Ltd	33,000	49
Swire Pacific Ltd	16,500	106	Singapore Technologies Engineering Ltd	92,000	137

Wharf Holdings Ltd	91,000	225			438

		1,099

Schedule of Investments International Value Fund I January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Engines - Internal Combustion (0.07%)			Gas - Distribution (1.40%)
Tognum AG	23,000 $	254	Centrica PLC	705,611 $	2,625
			GDF Suez	67,268	2,574
Enterprise Software & Services (0.01%)			Hong Kong & China Gas Co Ltd	19,000	31

Hitachi Software Engineering Co Ltd	2,800	39			5,230

Finance - Consumer Loans (0.02%)			Golf (0.00%)
Takefuji Corp	12,210	86	SRI Sports Ltd	1	1

Finance - Investment Banker & Broker (0.02%)			Hotels & Motels (0.01%)
Tokai Tokyo Securities Co Ltd	31,000	75	Resorttrust Inc	4,800	49

Finance - Leasing Company (0.02%)			Human Resources (0.20%)
Century Leasing System Inc	1,000	9	Adecco SA	7,493	251
Fuyo General Lease Co Ltd	3,500	55	Randstad Holding NV	23,800	472

		64	Temp Holdings Co Ltd	2,600	18

					741

Food - Catering (0.19%)
Sodexo	13,777	697	Import & Export (0.07%)
			JFE Shoji Holdings Inc	27,000	80
Food - Confectionery (0.03%)			Nagase & Co Ltd	16,000	142
Meiji Seika Kaisha Ltd	28,000	114	Sumikin Bussan Corp	18,000	47

					269

Food - Dairy Products (0.02%)
Morinaga Milk Industry Co Ltd	19,000	65	Industrial Automation & Robots (1.27%)
			Fanuc Ltd	80,100	4,747
Food - Flour & Grain (0.05%)
Tingyi Cayman Islands Holding Corp	170,000	196	Industrial Gases (1.21%)
			Linde AG	67,393	4,525
Food - Meat Products (0.01%)
Marudai Food Co Ltd	11,000	30	Insurance Brokers (0.05%)
Yonekyu Corp	2,000	22	Jardine Lloyd Thompson Group PLC	31,000	202

		52

			Leisure & Recreation Products (0.10%)
Food - Miscellaneous/Diversified (0.84%)			Daiichikosho Co Ltd	7,100	79
Danisco A/S	12,400	455	Roland Corp	200	2
Goodman Fielder Ltd	253,200	244	Yamaha Corp	31,600	276

Kerry Group PLC	993	18			357

Unilever PLC	111,310	2,442

			Life & Health Insurance (3.47%)
		3,159	AMP Ltd	2,400	8

Food - Retail (0.29%)			Aviva PLC	294,000	1,328
Dairy Farm International Holdings Ltd	50,400	218	Legal & General Group PLC	1,456,000	1,295
Koninklijke Ahold NV	69,000	828	Manulife Financial Corp (a)	235,401	3,908
Maxvalu Nishinihon Co Ltd	2,800	41	Old Mutual PLC	1,120,234	844

		1,087	Sony Financial Holdings Inc	1,422	4,687

Food - Wholesale & Distribution (0.02%)			St James's Place PLC	93,000	255
Kato Sangyo Co Ltd	2,100	32	Standard Life PLC	37,654	120
Metcash Ltd	9,600	25	T&D Holdings Inc	17,500	566

		57			13,011

Gambling (Non-Hotel) (1.29%)			Lottery Services (0.05%)
OPAP SA	166,695	4,850	Tatts Group Ltd	103,100	186

Schedule of Investments
International Value Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - Construction & Mining (0.29%)			Multi-Line Insurance (continued)
Atlas Copco AB - A Shares	160,576 $	1,077	CNP Assurances	10,000 $	666
			Grupo Catalana Occidente SA	23,776	363
Machinery - General Industry (0.07%)			ING Groep NV	633,095	5,225
Metso Oyj	25,000	243	Mapfre SA	132,000	372
			Milano Assicurazioni SPA	95,000	258
Medical - Biomedical/Gene (0.05%)
			Sampo Oyj	95,200	1,528
CSL Ltd/Australia	8,300	196
			Zurich Financial Services AG	39,320	7,090

Medical - Drugs (5.02%)					23,507

Astellas Pharma Inc	51,300	1,942	Multimedia (1.02%)
AstraZeneca PLC	143,400	5,526	Tohokushinsha Film Corp	4,600	32
Daiichi Sankyo Co Ltd	43,900	986	Vivendi	114,359	2,946
Dainippon Sumitomo Pharma Co Ltd	48,000	427	WPP PLC	150,000	844

Merck KGAA	10,815	918			3,822

Mitsubishi Tanabe Pharma Corp	40,000	592
			Office Automation & Equipment (0.15%)
Nippon Shinyaku Co Ltd	8,000	92	Canon Finetech Inc	4,500	49
Sanofi-Aventis SA	111,665	6,280	Ricoh Co Ltd	41,000	500

Seikagaku Corp	1,900	21			549

Shire PLC	8,559	125
Takeda Pharmaceutical Co Ltd	24,900	1,167	Office Supplies & Forms (0.02%)
UCB SA	24,600	764	Kokuyo Co Ltd	7,100	49

		18,840	Mitsubishi Pencil Co Ltd	3,400	38

					87

Medical - Wholesale Drug Distribution (0.10%)
Meda AB	7,661	51	Oil - Field Services (1.75%)
Suzuken Co Ltd	12,100	312	Technip SA	212,334	6,565

		363

			Oil & Gas Drilling (0.02%)
Medical Laboratory & Testing Service (0.01%)			AOC Holdings Inc	7,800	42
BML Inc	1,900	44	Kanto Natural Gas Development Ltd	5,000	31

					73

Medical Products (0.04%)
Cochlear Ltd	4,000	149	Oil Company - Exploration & Production (0.23%)
			INPEX Corp	98	703
Metal - Diversified (0.82%)			Santos Ltd	19,700	177

Rio Tinto PLC	143,497	3,084			880

Metal Products - Distribution (0.01%)			Oil Company - Integrated (5.45%)
Okaya & Co Ltd	2,000	21	BP PLC	28,000	198
			ENI SpA	138,600	2,932
Mining Services (0.00%)			Idemitsu Kosan Co Ltd	5,100	333
Orica Ltd	1,518	13	Repsol YPF SA	165,610	2,958
			Royal Dutch Shell PLC - A Shares	117,568	2,897
Mortgage Banks (0.10%)			Royal Dutch Shell PLC - B Shares	304,023	7,217
Banca Carige SpA	161,000	372	StatoilHydro ASA	159,000	2,739
			Total SA	23,390	1,166

Motion Pictures & Services (0.01%)					20,440

Toei Co Ltd	12,000	52
			Oil Refining & Marketing (0.24%)
Multi-Line Insurance (6.27%)			Caltex Australia Ltd	12,900	71
Aegon NV	88,000	460	Cosmo Oil Co Ltd	129,000	343
Allianz SE	47,600	3,987	Showa Shell Sekiyu KK	50,500	473

AXA SA	225,909	3,558			887

Schedule of Investments
International Value Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Paper & Related Products (0.17%)			Reinsurance (continued)
Daio Paper Corp	11,000 $	114	Swiss Reinsurance	67,000 $	1,778

Mondi PLC	49,719	131			1,778

UPM-Kymmene Oyj	43,286	409	REITS - Diversified (0.03%)

		654	Dexus Property Group	175,800	83

Petrochemicals (0.09%)			Goodman Group	77,400	34

Mitsui Chemicals Inc	113,000	325			117

Photo Equipment & Supplies (0.22%)			REITS - Shopping Centers (0.17%)
FUJIFILM Holdings Corp	18,600	407	CFS Retail Property Trust	91,100	103
Nikon Corp	38,000	395	Link REIT/The	101,000	189
Tamron Co Ltd	1,200	10	Westfield Group	45,000	339

		812			631

Property & Casualty Insurance (1.21%)			Retail - Building Products (0.25%)
Aioi Insurance Co Ltd	52,000	254	Kingfisher PLC	450,000	900
Fuji Fire & Marine Insurance Co Ltd/The	12,000	14	Kohnan Shoji Co Ltd	3,400	38

Hiscox Ltd	70,967	322			938

Insurance Australia Group Ltd	145,500	356	Retail - Catalog Shopping (0.01%)
Mitsui Sumitomo Insurance Group Holdings			Senshukai Co Ltd	2,800	19
Inc	38,500	998
Nipponkoa Insurance Co Ltd	8,000	65	Retail - Consumer Electronics (0.01%)
QBE Insurance Group Ltd	29,200	439	EDION Corp	9,900	46
RSA Insurance Group PLC	812,000	1,541
Sompo Japan Insurance Inc	90,000	561	Retail - Convenience Store (0.05%)

		4,550	Circle K Sunkus Co Ltd	8,500	148

			Ministop Co Ltd	2,900	53

Public Thoroughfares (0.04%)					201

Hopewell Highway Infrastructure Ltd	222,000	133
Road King Infrastructure	71,000	25	Retail - Drug Store (0.02%)

		158	Cawachi Ltd	2,700	46

			Matsumotokiyoshi Holdings Co Ltd	1,700	34

Publishing - Books (0.73%)					80

Reed Elsevier NV	246,674	2,730
			Retail - Jewelry (0.76%)
Real Estate Operator & Developer (0.23%)			Citizen Holdings Co Ltd	46,000	187
CapitaLand Ltd	1,000	2	Compagnie Financiere Richemont SA	180,885	2,651

Cheung Kong Holdings Ltd	50,000	461			2,838

Chinese Estates Holdings Ltd	172,000	211	Retail - Major Department Store (0.28%)
Fraser and Neave Ltd	37,000	69	Home Retail Group PLC	108,000	320
Hang Lung Group Ltd	6,000	19	J Front Retailing Co Ltd	56,000	202
Henderson Land Development Co Ltd	12,000	46	Marui Group Co Ltd	47,600	246
Hongkong Land Holdings Ltd	18,000	38	Takashimaya Co Ltd	39,000	263
UOL Group Ltd	19,000	24	Wing On Co International Ltd	26,000	26

		870			1,057

Recreational Vehicles (0.02%)			Retail - Miscellaneous/Diversified (0.21%)
Yamaha Motor Co Ltd	9,500	89	Aeon Co Ltd	78,800	633
			Heiwado Co Ltd	6,000	94
Regional Banks-Non US (0.09%)			Valor Co Ltd	5,200	44

Banque Cantonale Vaudoise (a)	1,260	353
					771

Reinsurance (0.47%)
Paris RE Holdings Ltd (a)	11	-

Schedule of Investments
International Value Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Regional Department Store (0.03%)			Telephone - Integrated (continued)
H2O Retailing Corp	13,000 $	94	Portugal Telecom SGPS SA	14,000 $	113
			Telecom Italia SpA	75,000	92
Retail - Restaurants (0.01%)			Telefonica SA	332,210	5,890
Royal Holdings Co Ltd	2,200	23	Telstra Corp Ltd	221,100	527

					21,154

Rubber & Plastic Products (0.02%)
Ansell Ltd	200	1	Television (0.07%)
Hi-P International Ltd	40,000	9	M6-Metropole Television	16,100	261
Tokai Rubber Industries Inc	10,200	76

		86	Textile - Products (0.18%)

			Kuraray Co Ltd	47,000	370
Security Services (0.08%)			Teijin Ltd	121,000	290

Securitas AB	36,400	292			660

Semiconductor Equipment (2.60%)			Tobacco (1.17%)
ASML Holding NV	258,717	4,279	British American Tobacco PLC	147,618	4,048
Tokyo Electron Ltd	149,400	5,476	Japan Tobacco Inc	108	310

		9,755	Swedish Match AB	939	13

					4,371

Shipbuilding (1.22%)
Hyundai Heavy Industries	32,468	4,576	Transport - Air Freight (0.01%)
			Yusen Air & Sea Service Co Ltd	4,300	47
Soap & Cleaning Products (0.37%)
Henkel AG & Co KGaA	58,800	1,374	Transport - Marine (0.59%)
			A P Moller - Maersk A/S - A Shares	250	1,211
Steel - Producers (0.09%)			Kawasaki Kisen Kaisha Ltd	108,000	393
Kobe Steel Ltd	15,000	22	Nippon Yusen KK	133,000	623

Osaka Steel Co Ltd	4,300	62			2,227

Salzgitter AG	1,522	110
			Transport - Rail (0.46%)
Tokyo Steel Manufacturing Co Ltd	7,800	77	Central Japan Railway Co	90	642
Yodogawa Steel Works Ltd	17,000	80	Keisei Electric Railway Co Ltd	31,000	167

		351	MTR Corp	78,500	187

Sugar (0.13%)			West Japan Railway Co	180	732

Nippon Beet Sugar Manufacturing Co Ltd	1,000	3			1,728

Suedzucker AG	10,957	172
			Transport - Services (2.49%)
Tate & Lyle PLC	68,000	326	ComfortDelgro Corp Ltd	38,000	36

		501	Deutsche Post AG	398,022	4,977

Telecommunication Services (1.30%)			SMRT Corp Ltd	18,000	19
Cable & Wireless PLC	360,000	816	TNT NV	249,299	4,321

Fastweb (a)	6,694	166			9,353

Singapore Telecommunications Ltd	54,000	94
			Transport - Truck (0.04%)
Telenet Group Holding NV (a)	533	8	Nippon Konpo Unyu Soko Co Ltd	6,000	62
TeliaSonera AB	60,000	263	Seino Holdings Corp	20,000	97

Telus Corp (a)	131,644	3,515			159

		4,862

			Water (0.01%)
Telephone - Integrated (5.64%)			United Utilities Group PLC	4,794	37
BT Group PLC	1,734,684	2,627
Deutsche Telekom AG	2,473	30	Wire & Cable Products (0.08%)
France Telecom SA	395,144	8,855	Nexans SA	5,005	287
KDDI Corp	161	1,005
Nippon Telegraph & Telephone Corp	41,600	2,015

Schedule of Investments International Value Fund I January 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

COMMON STOCKS (continued)
Wireless Equipment (1.92%)
Telefonaktiebolaget LM Ericsson	914,683 $	7,197

TOTAL COMMON STOCKS	$ 360,522

Total Investments	$ 360,522
Other Assets in Excess of Liabilities, Net - 3.85%		14,429

TOTAL NET ASSETS - 100.00%	$ 374,951

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 12,776
Unrealized Depreciation	(57,309)

Net Unrealized Appreciation (Depreciation)	(44,533)
Cost for federal income tax purposes	405,055
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Country	Percent

Japan	20.45%
France	13.61%
United Kingdom	13.33%
Netherlands	10.70%
Germany	9.56%
Switzerland	5.19%
Spain	3.69%
Italy	3.23%
Sweden	2.85%
Australia	2.39%
Hong Kong	2.13%
Canada	1.98%
Greece	1.29%
Korea, Republic Of	1.22%
Singapore	0.86%
Norway	0.73%
Finland	0.70%
Ireland	0.67%
Denmark	0.48%
Belgium	0.48%
Portugal	0.42%
Bermuda	0.09%
China	0.05%
New Zealand	0.04%
Austria	0.01%
Other Assets in Excess of Liabilities, Net	3.85%

TOTAL NET ASSETS	100.00%

Schedule of Investments
LargeCap Blend Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.00%)			COMMON STOCKS (continued)
Aerospace & Defense (1.81%)			Building - Residential & Commercial
Boeing Co	64,450 $	2,727	(continued)
General Dynamics Corp	80,267	4,553	Toll Brothers Inc (a)	12,876 $	219

Lockheed Martin Corp	17,464	1,433			813

Northrop Grumman Corp	46,544	2,240	Cable/Satellite TV (1.06%)
Raytheon Co	3,690	187	Comcast Corp - Class A	292,997	4,292
Rockwell Collins Inc	6,704	252	Comcast Corp - Special Class A	51,087	709

		11,392	DIRECTV Group Inc/The (a)	75,388	1,651

Aerospace & Defense Equipment (0.31%)					6,652

United Technologies Corp	40,986	1,967	Chemicals - Diversified (0.22%)
			Dow Chemical Co/The	28,330	328
Agricultural Chemicals (0.92%)			EI Du Pont de Nemours & Co	22,571	518
Monsanto Co	75,973	5,779	FMC Corp	9,500	424
			Rohm and Haas Co	2,545	141

Agricultural Operations (0.70%)					1,411

Archer-Daniels-Midland Co	83,291	2,280
Bunge Ltd	48,996	2,104	Chemicals - Specialty (0.10%)

		4,384	Ecolab Inc	17,913	608

Appliances (0.06%)			Coal (0.07%)
Whirlpool Corp	11,515	385	Alpha Natural Resources Inc (a)	26,512	433

Applications Software (1.88%)			Commercial Banks (0.37%)
Microsoft Corp	690,759	11,812	BB&T Corp	24,056	476
			Marshall & Ilsley Corp	88,049	503
Athletic Footwear (0.04%)			Regions Financial Corp	102,041	353
NIKE Inc	5,210	236
			Synovus Financial Corp	178,890	709
Audio & Video Products (0.07%)			Zions Bancorporation	17,446	260

Harman International Industries Inc	26,165	421			2,301

			Commercial Services - Finance (0.27%)
Auto/Truck Parts & Equipment - Original (0.31%)			Moody's Corp	80,262	1,719
Johnson Controls Inc	154,188	1,929
			Computer Aided Design (0.12%)
Beverages - Non-Alcoholic (2.02%)			Autodesk Inc (a)	45,702	757
Coca-Cola Co/The	70,358	3,006
Coca-Cola Enterprises Inc	108,394	1,217	Computer Services (0.83%)
Dr Pepper Snapple Group Inc (a)	73,602	1,211	Accenture Ltd	164,969	5,206
Hansen Natural Corp (a)	43,236	1,448
Pepsi Bottling Group Inc	22,695	438	Computers (3.91%)
PepsiCo Inc	106,920	5,371	Apple Inc (a)	88,699	7,995

		12,691	Dell Inc (a)	228,219	2,168

			Hewlett-Packard Co	169,219	5,880
Beverages - Wine & Spirits (0.14%)			IBM Corp	89,960	8,245
Brown-Forman Corp	14,217	646
			Sun Microsystems Inc (a)	65,119	271

Constellation Brands Inc (a)	18,002	261

					24,559

		907

			Computers - Integrated Systems (0.06%)
Brewery (0.10%)			Teradata Corp (a)	28,111	369
Molson Coors Brewing Co	15,404	620
			Computers - Memory Devices (0.65%)
Building - Residential & Commercial (0.13%)			EMC Corp/Massachusetts (a)	191,628	2,115
Centex Corp	69,831	594
			NetApp Inc (a)	118,948	1,764

Schedule of Investments
LargeCap Blend Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computers - Memory Devices (continued)			Electric - Integrated (2.68%)
Seagate Technology	52,970 $	201	Duke Energy Corp	114,973 $	1,742

		4,080	Edison International	28,658	933

Consumer Products - Miscellaneous (0.13%)			Entergy Corp	7,422	567
Fortune Brands Inc	24,769	793	Exelon Corp	117,982	6,397
			FirstEnergy Corp	51,361	2,568
Containers - Paper & Plastic (0.04%)			FPL Group Inc	4,800	247
Sonoco Products Co	10,864	249	Integrys Energy Group Inc	19,886	830
			OGE Energy Corp	9,401	232
Cosmetics & Toiletries (3.14%)			PPL Corp	58,015	1,779
Alberto-Culver Co	11,837	290	Public Service Enterprise Group Inc	49,081	1,549

Avon Products Inc	74,323	1,520			16,844

Colgate-Palmolive Co	74,880	4,870
Procter & Gamble Co	239,403	13,047	Electric Products - Miscellaneous (0.96%)

			Emerson Electric Co	183,982	6,016
		19,727

Data Processing & Management (0.24%)			Electronic Components - Semiconductors (1.99%)
SEI Investments Co	120,190	1,523	Broadcom Corp (a)	82,798	1,312
			Intel Corp	641,086	8,270
Dental Supplies & Equipment (0.03%)			LSI Corp (a)	128,333	408
DENTSPLY International Inc	7,526	203	Texas Instruments Inc	168,814	2,524

					12,514

Disposable Medical Products (0.05%)
CR Bard Inc	3,875	332	Electronic Forms (0.43%)
			Adobe Systems Inc (a)	139,891	2,701
Distribution & Wholesale (0.21%)
Ingram Micro Inc (a)	84,804	1,040	Engineering - Research & Development Services (0.12%)
Tech Data Corp (a)	17,167	311	Fluor Corp	18,964	738

		1,351

			Enterprise Software & Services (0.67%)
Diversified Banking Institutions (1.85%)			Oracle Corp (a)	248,420	4,181
Bank of America Corp	463,576	3,050
Citigroup Inc	280,518	996	Fiduciary Banks (0.60%)
JP Morgan Chase & Co	283,618	7,235	Bank of New York Mellon Corp/The	112,824	2,904
Morgan Stanley	17,289	350	Northern Trust Corp	8,323	479

		11,631	State Street Corp	9,324	217

Diversified Financial Services (0.06%)			Wilmington Trust Corp	13,663	187

IntercontinentalExchange Inc (a)	6,390	364			3,787

			Finance - Credit Card (0.27%)
Diversified Manufacturing Operations (2.61%)			American Express Co	100,888	1,688
3M Co	37,383	2,011
Cooper Industries Ltd	12,191	328	Finance - Investment Banker & Broker (0.19%)
General Electric Co	826,155	10,021	Charles Schwab Corp/The	86,287	1,173
Honeywell International Inc	64,978	2,132
Illinois Tool Works Inc	28,525	932	Finance - Other Services (0.62%)
Tyco International Ltd	45,169	949	CME Group Inc	17,289	3,007

		16,373	NYSE Euronext	41,461	912

					3,919

E-Commerce - Products (0.16%)
Amazon.com Inc (a)	16,726	984	Food - Confectionery (0.28%)
			Hershey Co/The	47,813	1,782
E-Commerce - Services (0.14%)
eBay Inc (a)	72,933	877

Schedule of Investments
LargeCap Blend Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Dairy Products (0.04%)			Internet Security (0.44%)
Dean Foods Co (a)	12,160 $	235	Symantec Corp (a)	101,615 $	1,558
			VeriSign Inc (a)	60,932	1,176

Food - Meat Products (0.29%)					2,734

Hormel Foods Corp	27,985	835
Smithfield Foods Inc (a)	27,937	332	Investment Management & Advisory Services (1.13%)
Tyson Foods Inc	76,196	674	Ameriprise Financial Inc	70,534	1,421

		1,841	BlackRock Inc	6,469	704

			Eaton Vance Corp	87,927	1,683
Food - Miscellaneous/Diversified (0.35%)			Federated Investors Inc	15,500	303
Campbell Soup Co	57,199	1,737	Franklin Resources Inc	7,899	382
Corn Products International Inc	19,938	462	Invesco Ltd	39,607	467

		2,199	T Rowe Price Group Inc	76,425	2,108

Food - Retail (0.84%)					7,068

Kroger Co/The	177,340	3,990	Life & Health Insurance (0.69%)
Safeway Inc	45,101	967	Aflac Inc	138,270	3,209
SUPERVALU Inc	19,673	345	Lincoln National Corp	14,406	218

		5,302	Prudential Financial Inc	34,083	878

Garden Products (0.28%)					4,305

Toro Co	58,399	1,729	Machinery - Construction & Mining (0.34%)
			Caterpillar Inc	69,626	2,148
Gas - Distribution (0.14%)
NiSource Inc	72,704	704	Machinery - Farm (0.43%)
Vectren Corp	6,430	166	AGCO Corp (a)(b)	46,617	992

		870	Deere & Co	48,389	1,681

Health Care Cost Containment (0.11%)					2,673

McKesson Corp	16,029	708	Medical - Biomedical/Gene (3.14%)
			Amgen Inc (a)	103,232	5,662
Hospital Beds & Equipment (0.03%)
			Biogen Idec Inc (a)	45,056	2,192
Hill-Rom Holdings Inc	12,720	179
			Celgene Corp (a)	26,530	1,405
Human Resources (0.25%)			Genentech Inc (a)	7,688	625
Manpower Inc	32,713	931	Gilead Sciences Inc (a)	193,881	9,843

Robert Half International Inc	37,273	632			19,727

		1,563	Medical - Drugs (6.37%)

Independent Power Producer (0.57%)			Abbott Laboratories	61,191	3,392
Dynegy Inc (a)	434,930	918	Bristol-Myers Squibb Co	89,978	1,926
Mirant Corp (a)	62,585	1,075	Eli Lilly & Co	208,492	7,677
NRG Energy Inc (a)	54,338	1,269	Forest Laboratories Inc (a)	27,381	686
Reliant Energy Inc (a)	65,427	333	King Pharmaceuticals Inc (a)	136,779	1,196

		3,595	Merck & Co Inc/NJ	230,019	6,567

			Pfizer Inc	622,691	9,079
Industrial Gases (0.11%)			Schering-Plough Corp	251,036	4,408
Air Products & Chemicals Inc	13,957	702
			Wyeth	117,942	5,068

Instruments - Scientific (0.23%)					39,999

Thermo Fisher Scientific Inc (a)	40,624	1,460	Medical - Generic Drugs (0.04%)
			Mylan Inc/PA (a)	24,279	275
Internet Content - Information & News (0.34%)
HLTH Corp (a)	185,665	2,113	Medical - HMO (0.55%)
			UnitedHealth Group Inc	71,788	2,034

Schedule of Investments
LargeCap Blend Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - HMO (continued)			Oil - Field Services (continued)
WellPoint Inc (a)	33,847 $	1,403	Schlumberger Ltd	97,133 $	3,964

		3,437			6,939

Medical - Wholesale Drug Distribution (0.28%)			Oil & Gas Drilling (0.14%)
AmerisourceBergen Corp	31,151	1,132	Transocean Ltd (a)	16,419	897
Cardinal Health Inc	16,717	629

		1,761	Oil Company - Exploration & Production (3.17%)

			Anadarko Petroleum Corp	18,891	694
Medical Information Systems (0.03%)			Apache Corp	59,672	4,476
Cerner Corp (a)	5,282	178	Chesapeake Energy Corp	14,188	224
Medical Instruments (0.74%)			Devon Energy Corp	61,867	3,811
Boston Scientific Corp (a)	279,435	2,479	EOG Resources Inc	31,435	2,130
Medtronic Inc	37,759	1,264	Occidental Petroleum Corp	95,789	5,225
St Jude Medical Inc (a)	24,085	876	Pioneer Natural Resources Co	21,941	321

		4,619	Southwestern Energy Co (a)	57,095	1,807

			St Mary Land & Exploration Co	9,495	184
Medical Products (2.17%)			Ultra Petroleum Corp (a)	19,561	701
Baxter International Inc	11,677	685	W&T Offshore Inc	26,851	338

Becton Dickinson and Co	22,263	1,618			19,911

Johnson & Johnson	172,573	9,956
Varian Medical Systems Inc (a)	32,003	1,188	Oil Company - Integrated (8.75%)
Zimmer Holdings Inc (a)	5,110	186	Chevron Corp	170,620	12,032

		13,633	ConocoPhillips	137,350	6,529

			Exxon Mobil Corp	427,108	32,665
Metal - Aluminum (0.03%)			Hess Corp	27,640	1,537
Alcoa Inc	23,244	181	Murphy Oil Corp	49,733	2,197

Metal - Copper (0.32%)					54,960

Southern Copper Corp	144,934	2,020	Oil Field Machinery & Equipment (0.16%)
			FMC Technologies Inc (a)	33,906	1,003
Metal - Diversified (0.07%)
Freeport-McMoRan Copper & Gold Inc	18,523	466	Oil Refining & Marketing (1.57%)
			Sunoco Inc	45,897	2,126
Miscellaneous Manufacturers (0.04%)			Tesoro Corp	129,412	2,230
Aptargroup Inc	7,900	243	Valero Energy Corp	229,443	5,534

					9,890

Multi-Line Insurance (0.46%)
Loews Corp	33,054	807	Pharmacy Services (1.04%)
MetLife Inc	60,149	1,728	Express Scripts Inc (a)	32,960	1,772
Old Republic International Corp	33,825	349	Medco Health Solutions Inc (a)	105,951	4,760

		2,884			6,532

Multimedia (1.75%)			Property & Casualty Insurance (0.74%)
Time Warner Inc	723,291	6,748	Chubb Corp	16,801	716
Walt Disney Co/The	206,108	4,263	First American Corp	25,154	549

		11,011	Progressive Corp/The	65,841	800

			Travelers Cos Inc/The	67,389	2,604

Networking Products (1.43%)					4,669

Cisco Systems Inc (a)	598,925	8,966
			Publishing - Newspapers (0.04%)
Oil - Field Services (1.10%)			Gannett Co Inc	39,301	227
Exterran Holdings Inc (a)	8,311	184
Halliburton Co	161,813	2,791

Schedule of Investments
LargeCap Blend Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Real Estate Management & Services (0.08%)			Retail - Discount (continued)
Jones Lang LaSalle Inc	20,852 $	492	Family Dollar Stores Inc	8,385 $	233
			Target Corp	30,330	946
Regional Banks (1.58%)			Wal-Mart Stores Inc	162,460	7,655

Capital One Financial Corp	108,521	1,719			14,256

Comerica Inc	17,974	299
Huntington Bancshares Inc/OH	90,520	261	Retail - Drug Store (0.25%)
SunTrust Banks Inc	84,682	1,038	CVS Caremark Corp	58,729	1,579
US Bancorp	104,570	1,552	Retail - Major Department Store (0.20%)
Wells Fargo & Co	267,161	5,049	Sears Holdings Corp (a)	6,693	274

		9,918	TJX Cos Inc	51,987	1,009

Reinsurance (0.08%)					1,283

Reinsurance Group of America Inc	13,369	476	Retail - Pet Food & Supplies (0.38%)
			PetSmart Inc	126,776	2,380
REITS - Apartments (0.15%)
AvalonBay Communities Inc	14,342	743	Retail - Restaurants (2.64%)
Essex Property Trust Inc	3,261	215	McDonald's Corp	193,607	11,233

		958	Panera Bread Co (a)	22,588	1,061

REITS - Diversified (0.06%)			Yum! Brands Inc	148,644	4,254

Liberty Property Trust	18,230	365			16,548

REITS - Healthcare (0.21%)			Savings & Loans - Thrifts (0.19%)
Nationwide Health Properties Inc	52,090	1,330	Hudson City Bancorp Inc	103,520	1,201

REITS - Office Property (0.09%)			Schools (0.32%)
Boston Properties Inc	4,478	194	Apollo Group Inc (a)	23,261	1,895
SL Green Realty Corp	24,899	391	ITT Educational Services Inc (a)	1,079	132

		585			2,027

REITS - Regional Malls (0.37%)			Semiconductor Component - Integrated Circuits (0.03%)
Simon Property Group Inc	54,017	2,322	Marvell Technology Group Ltd (a)	26,484	193

REITS - Shopping Centers (0.14%)			Software Tools (0.05%)
Regency Centers Corp	24,570	867	VMware Inc (a)	16,045	332

REITS - Warehouse & Industrial (0.13%)			Steel - Producers (0.04%)
AMB Property Corp	50,021	806	United States Steel Corp	9,422	283

Retail - Apparel & Shoe (0.30%)			Steel - Specialty (0.02%)
Ross Stores Inc	64,300	1,892	Allegheny Technologies Inc	4,472	99

Retail - Building Products (0.33%)			Telecommunication Equipment (0.03%)
Home Depot Inc	35,271	759	Tellabs Inc (a)	47,490	196
Lowe's Cos Inc	71,246	1,302	Telecommunication Services (0.16%)

		2,061	Embarq Corp	7,805	279

Retail - Computer Equipment (0.03%)			Virgin Media Inc	166,782	757

GameStop Corp (a)	7,328	182			1,036

Retail - Discount (2.27%)			Telephone - Integrated (4.05%)
BJ's Wholesale Club Inc (a)	77,222	2,215	AT&T Inc (b)	574,256	14,138
Costco Wholesale Corp	45,545	2,051	Qwest Communications International Inc	44,244	142
Dollar Tree Inc (a)	27,075	1,156	Sprint Nextel Corp	830,694	2,019

Schedule of Investments
LargeCap Blend Fund I
January 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (3.93%)
Telephone - Integrated (continued)			Money Center Banks (3.93%)
Verizon Communications Inc	305,056 $	9,112	Investment in Joint Trading Account; Bank

		25,411	of America Repurchase Agreement; 0.25%

			dated 1/30/2009 maturing 2/02/2009
Television (0.09%)			(collateralized by Sovereign Agency
CBS Corp	94,209	539	Issues; $12,700,000; 0.00% - 4.88%; dated
			07/27/09 - 06/13/18)	$ 12,330 $	12,330
Tobacco (2.69%)			Investment in Joint Trading Account;
Altria Group Inc	252,366	4,174	Deutsche Bank Repurchase Agreement;
			0.25%; dated 1/30/2009 maturing
Lorillard Inc	107,646	6,401	2/02/2009 (collateralized by Sovereign
Philip Morris International Inc	169,580	6,300	Agency Issues; $12,700,000; 0.00% -

		16,875	5.965%; dated 02/06/09 - 05/26/27)	12,330	12,330

					24,660
Transport - Rail (0.62%)

Burlington Northern Santa Fe Corp	15,809	1,047	TOTAL REPURCHASE AGREEMENTS	$ 24,660

Norfolk Southern Corp	26,266	1,008	Total Investments	$ 627,495
Union Pacific Corp	41,775	1,829	Other Assets in Excess of Liabilities, Net - 0.07%		458

		3,884	TOTAL NET ASSETS - 100.00%	$ 627,953

Transport - Services (1.20%)
CH Robinson Worldwide Inc	17,417	801
Expeditors International of Washington Inc	53,368	1,484	(a) Non-Income Producing Security
			(b)	Security or a portion of the security was pledged to cover margin
FedEx Corp	35,875	1,827	requirements for futures contracts. At the end of the period, the value of
United Parcel Service Inc	80,203	3,408	these securities totaled $5,723 or 0.91% of net assets.

		7,520

Transport - Truck (0.47%)			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
JB Hunt Transport Services Inc	116,118	2,586	of investments held by the fund as of the period end were as follows:
Landstar System Inc	9,363	336

		2,922	Unrealized Appreciation	$ 9,913

Vitamins & Nutrition Products (0.15%)			Unrealized Depreciation		(262,111)

Herbalife Ltd	46,916	962	Net Unrealized Appreciation (Depreciation)		(252,198)
			Cost for federal income tax purposes		879,693
Water (0.04%)			All dollar amounts are shown in thousands (000's)
American Water Works Co Inc	12,675	268
			Portfolio Summary (unaudited)

Web Portals (1.33%)			Sector		Percent

Google Inc (a)	21,628	7,322	Consumer, Non-cyclical		26.30%
Sohu.com Inc (a)	6,992	276	Energy		14.97%
Yahoo! Inc (a)	61,981	727	Financial		13.98%

			Communications		11.79%
		8,325	Technology		10.89%

Wireless Equipment (0.79%)			Industrial		9.17%
			Consumer, Cyclical		7.55%
Motorola Inc	205,784	912	Utilities		3.44%
Qualcomm Inc	116,944	4,040	Basic Materials		1.84%

		4,952	Other Assets in Excess of Liabilities, Net		0.07%

			TOTAL NET ASSETS		100.00%

X-Ray Equipment (0.08%)
Hologic Inc (a)	40,463	477	Other Assets Summary (unaudited)

TOTAL COMMON STOCKS	$ 602,835		Asset Type		Percent

			Futures		3.41%

Schedule of Investments
LargeCap Blend Fund I
January 31, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500 eMini; March 2009	Buy	521	$ 22,726	$ 21,426	$ (1,300)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Blend Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (99.40%)			COMMON STOCKS (continued)
Advertising Agencies (0.29%)			Auto/Truck Parts & Equipment - Original (0.07%)
Omnicom Group Inc	62,300 $	1,613	Johnson Controls Inc	30,900 $	386

Advertising Sales (0.02%)			Beverages - Non-Alcoholic (3.20%)
Lamar Advertising Co (a)	14,400	130	Coca-Cola Co/The	173,800	7,425
			Coca-Cola Enterprises Inc	130,100	1,461
Aerospace & Defense (1.80%)			Dr Pepper Snapple Group Inc (a)	56,100	923
Boeing Co	44,700	1,891	Pepsi Bottling Group Inc	40,300	777
General Dynamics Corp	29,640	1,681	PepsiCo Inc	141,700	7,118

Lockheed Martin Corp	33,600	2,757			17,704

Northrop Grumman Corp	29,500	1,420
Raytheon Co	20,800	1,053	Broadcasting Services & Programming (0.20%)
Rockwell Collins Inc	30,200	1,138	Discovery Communications Inc - A Shares (a)	26,850	389

		9,940	Discovery Communications Inc - C Shares (a)	32,550	468

			Scripps Networks Interactive	11,400	245

Aerospace & Defense Equipment (0.84%)					1,102

Goodrich Corp	15,900	615
United Technologies Corp	84,100	4,036	Building - Residential & Commercial (0.10%)

		4,651	Lennar Corp	75,500	581

Agricultural Chemicals (0.79%)			Building Products - Wood (0.12%)
Monsanto Co	48,000	3,651	Masco Corp	84,100	658
Mosaic Co/The	7,300	260
Potash Corp of Saskatchewan	6,200	464	Cable/Satellite TV (0.56%)

		4,375	Cablevision Systems Corp	38,500	617

			DIRECTV Group Inc/The (a)	18,300	401
Agricultural Operations (0.11%)			Time Warner Cable Inc (a)	112,200	2,090

Archer-Daniels-Midland Co	23,200	635			3,108

Airlines (0.10%)			Casino Hotels (0.06%)
Southwest Airlines Co	79,500	559	MGM Mirage (a)	27,936	224
			Wynn Resorts Ltd (a)	4,200	126

Apparel Manufacturers (0.10%)					350

Coach Inc (a)	38,500	562
			Casino Services (0.11%)
Applications Software (2.89%)			International Game Technology	57,100	605
Microsoft Corp	722,100	12,348
Red Hat Inc (a)	178,600	2,617	Cellular Telecommunications (0.33%)
Salesforce.com Inc (a)	39,400	1,048	MetroPCS Communications Inc (a)	118,500	1,610

		16,013	NII Holdings Inc (a)	10,100	196

					1,806

Athletic Footwear (0.16%)
NIKE Inc	19,100	864	Chemicals - Diversified (0.56%)
			Dow Chemical Co/The	36,100	419
Audio & Video Products (0.02%)			EI Du Pont de Nemours & Co	95,600	2,195
Harman International Industries Inc	7,700	124	Rohm and Haas Co	9,300	513

					3,127

Auto - Car & Light Trucks (0.06%)			Chemicals - Specialty (0.20%)
General Motors Corp	105,600	318	Ecolab Inc	12,300	418
Auto - Medium & Heavy Duty Trucks (0.13%)			International Flavors & Fragrances Inc	13,600	389
Paccar Inc	26,400	697	Sigma-Aldrich Corp	8,900	321

					1,128

			Coal (0.22%)
			Consol Energy Inc	35,800	976

Schedule of Investments
LargeCap Blend Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Coal (continued)			Data Processing & Management (continued)
Peabody Energy Corp	9,900 $	247	Fiserv Inc (a)	17,000 $	540

		1,223			866

Coatings & Paint (0.06%)			Dental Supplies & Equipment (0.03%)
Sherwin-Williams Co/The	6,400	306	DENTSPLY International Inc	6,000	161

Commercial Banks (0.21%)			Dialysis Centers (0.04%)
First Horizon National Corp	82,683	787	DaVita Inc (a)	4,300	202
Marshall & Ilsley Corp	69,598	397

		1,184	Disposable Medical Products (0.12%)

			CR Bard Inc	7,600	650
Commercial Services (0.03%)
Quanta Services Inc (a)	7,200	154	Diversified Banking Institutions (2.97%)
			Bank of America Corp	367,638	2,419
Commercial Services - Finance (1.28%)			Goldman Sachs Group Inc/The	42,000	3,391
Automatic Data Processing Inc	48,100	1,747	JP Morgan Chase & Co	348,428	8,888
H&R Block Inc	92,700	1,922	Morgan Stanley	85,100	1,722

Mastercard Inc	11,900	1,616			16,420

Moody's Corp	7,500	161
Paychex Inc	24,300	590	Diversified Financial Services (0.07%)
Western Union Co/The	75,800	1,035	IntercontinentalExchange Inc (a)	6,500	370

		7,071

			Diversified Manufacturing Operations (3.83%)
Computer Aided Design (0.52%)			3M Co	67,200	3,615
Autodesk Inc (a)	172,500	2,857	Danaher Corp	65,900	3,686
			General Electric Co	699,400	8,484
Computer Services (0.42%)			Honeywell International Inc	61,400	2,014
Accenture Ltd	70,900	2,238	Illinois Tool Works Inc	35,700	1,166
Computer Sciences Corp (a)	3,000	110	ITT Corp	15,500	702

		2,348	Tyco International Ltd	73,325	1,541

Computers (4.48%)					21,208

Apple Inc (a)	77,600	6,994
			E-Commerce - Products (0.66%)
Dell Inc (a)	207,000	1,967	Amazon.com Inc (a)	62,100	3,653
Hewlett-Packard Co	183,200	6,366
IBM Corp	103,300	9,467	E-Commerce - Services (0.12%)

		24,794	Expedia Inc (a)	75,600	675

Computers - Memory Devices (0.31%)
EMC Corp/Massachusetts (a)	157,200	1,735	Electric - Generation (0.01%)
			AES Corp/The (a)	6,800	54
Consumer Products - Miscellaneous (0.81%)
Clorox Co	27,600	1,384	Electric - Integrated (3.44%)
Fortune Brands Inc	26,400	845	Allegheny Energy Inc	28,100	934
Kimberly-Clark Corp	43,800	2,254	American Electric Power Co Inc	50,100	1,571

		4,483	Constellation Energy Group Inc	33,100	871

			Duke Energy Corp	39,500	598
Cosmetics & Toiletries (2.65%)			Entergy Corp	25,900	1,978
Avon Products Inc	71,700	1,466	Exelon Corp	50,500	2,738
Colgate-Palmolive Co	23,000	1,496	FirstEnergy Corp	44,000	2,200
Procter & Gamble Co	214,642	11,698	FPL Group Inc	42,900	2,211

		14,660	PG&E Corp	9,400	364

Data Processing & Management (0.16%)			Pinnacle West Capital Corp	8,500	284
Fidelity National Information Services Inc	20,500	326	PPL Corp	56,600	1,735

Schedule of Investments
LargeCap Blend Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Food - Confectionery (0.19%)
Progress Energy Inc	5,100 $	197	JM Smucker Co/The	23,410 $	1,057
Public Service Enterprise Group Inc	69,400	2,191
TECO Energy Inc	75,600	908	Food - Miscellaneous/Diversified (0.77%)
Xcel Energy Inc	13,600	251	Kraft Foods Inc	132,042	3,704

		19,031	Sara Lee Corp	53,500	536

					4,240

Electronic Components - Miscellaneous (0.34%)
Tyco Electronics Ltd	131,425	1,861	Food - Retail (0.23%)
			Kroger Co/The	32,300	727
Electronic Components - Semiconductors (1.68%)			SUPERVALU Inc	32,700	573

Advanced Micro Devices Inc (a)	123,500	270			1,300

Broadcom Corp (a)	11,900	189	Food - Wholesale & Distribution (0.21%)
Intel Corp	272,900	3,520	Sysco Corp	52,800	1,177
MEMC Electronic Materials Inc (a)	19,200	261
Microchip Technology Inc	39,100	742	Forestry (0.08%)
National Semiconductor Corp	91,700	930	Weyerhaeuser Co	16,600	454
Nvidia Corp (a)	98,500	783
Texas Instruments Inc	150,300	2,247	Gas - Distribution (0.53%)
Xilinx Inc	21,700	366	Centerpoint Energy Inc	59,000	789

		9,308	NiSource Inc	21,800	211

			Sempra Energy	43,700	1,916

Electronic Forms (0.11%)					2,916

Adobe Systems Inc (a)	30,500	589
			Gold Mining (0.27%)
Electronic Measurement Instruments (0.12%)			Agnico-Eagle Mines Ltd	11,100	589
Agilent Technologies Inc (a)	35,200	636	Newmont Mining Corp	22,300	887

					1,476

Engineering - Research & Development Services (0.15%)
Fluor Corp	13,200	513	Hazardous Waste Disposal (0.13%)
Foster Wheeler Ltd (a)	5,500	110	Stericycle Inc (a)	14,900	729
McDermott International Inc (a)	21,000	218	Health Care Cost Containment (0.28%)

		841	McKesson Corp	34,800	1,538

Entertainment Software (0.10%)
Electronic Arts Inc (a)	34,100	526	Hotels & Motels (0.27%)
			Marriott International Inc/DE	91,700	1,496
Fiduciary Banks (0.65%)
Bank of New York Mellon Corp/The	47,600	1,225	Human Resources (0.10%)
Northern Trust Corp	28,500	1,639	Monster Worldwide Inc (a)	10,300	95
State Street Corp	31,400	731	Robert Half International Inc	26,200	444

		3,595			539

Finance - Consumer Loans (0.30%)			Independent Power Producer (0.32%)
SLM Corp (a)	143,900	1,648	Dynegy Inc (a)	85,800	181
			NRG Energy Inc (a)	68,400	1,598

Finance - Credit Card (0.35%)					1,779

American Express Co	115,200	1,927	Industrial Gases (0.48%)
Finance - Investment Banker & Broker (0.29%)			Praxair Inc	42,800	2,665
Charles Schwab Corp/The	117,500	1,597	Instruments - Scientific (0.11%)
Finance - Other Services (0.13%)			Waters Corp (a)	16,800	608
CME Group Inc	4,070	708

Schedule of Investments
LargeCap Blend Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Insurance Brokers (0.43%)			Medical - Wholesale Drug Distribution (0.19%)
Aon Corp	51,400 $	1,904	AmerisourceBergen Corp	17,400 $	632
Marsh & McLennan Cos Inc	24,600	476	Cardinal Health Inc	11,600	437

		2,380			1,069

Internet Security (0.24%)			Medical Instruments (1.20%)
VeriSign Inc (a)	68,200	1,317	Boston Scientific Corp (a)	119,800	1,063
			Intuitive Surgical Inc (a)	3,400	351
Investment Management & Advisory Services (0.43%)			Medtronic Inc	103,700	3,473
Ameriprise Financial Inc	47,100	949	St Jude Medical Inc (a)	48,900	1,778

Franklin Resources Inc	7,700	373			6,665

Invesco Ltd	88,300	1,041

		2,363	Medical Products (3.67%)

			Baxter International Inc	60,300	3,537
Life & Health Insurance (0.30%)			Becton Dickinson and Co	18,700	1,359
Aflac Inc	23,800	552	Covidien Ltd	55,925	2,144
Lincoln National Corp	37,800	572	Hospira Inc (a)	11,500	286
Prudential Financial Inc	20,100	518	Johnson & Johnson	210,800	12,161

		1,642	Stryker Corp	20,100	849

Machinery - Construction & Mining (0.07%)					20,336

Terex Corp (a)	34,900	413	Metal - Diversified (0.24%)
			Freeport-McMoRan Copper & Gold Inc	53,910	1,355
Machinery - Farm (0.39%)
Deere & Co	61,900	2,150	Metal Processors & Fabrication (0.08%)
			Precision Castparts Corp	6,500	422
Medical - Biomedical/Gene (2.72%)
Amgen Inc (a)	80,500	4,416	Motion Pictures & Services (0.01%)
Biogen Idec Inc (a)	22,100	1,075	Ascent Media Corp (a)	2,685	70
Celgene Corp (a)	51,900	2,748
Genentech Inc (a)	6,400	520	Motorcycle/Motor Scooter (0.13%)
Genzyme Corp (a)	5,600	386	Harley-Davidson Inc	60,400	736
Gilead Sciences Inc (a)	116,900	5,935

		15,080	Multi-Line Insurance (0.61%)

			ACE Ltd	17,500	764
Medical - Drugs (5.56%)			Assurant Inc	8,700	230
Abbott Laboratories	102,400	5,677	Hartford Financial Services Group Inc	18,500	243
Allergan Inc/United States	38,400	1,464	Loews Corp	32,700	798
Bristol-Myers Squibb Co	157,400	3,370	MetLife Inc	45,900	1,319

Cephalon Inc (a)	8,800	679			3,354

Eli Lilly & Co	78,300	2,883
Merck & Co Inc/NJ	196,500	5,610	Multimedia (1.22%)
Pfizer Inc	199,200	2,904	Liberty Media Corp - Entertainment (a)	7,600	140
Schering-Plough Corp	146,800	2,578	McGraw-Hill Cos Inc/The	14,100	310
Wyeth	130,000	5,586	News Corp	80,000	511

		30,751	Time Warner Inc	361,100	3,369

			Viacom Inc (a)	24,700	364
Medical - HMO (1.23%)			Walt Disney Co/The	98,200	2,031

Aetna Inc	28,300	877			6,725

CIGNA Corp	30,600	531
Humana Inc (a)	22,300	846	Networking Products (0.97%)
UnitedHealth Group Inc	62,400	1,768	Cisco Systems Inc (a)	230,700	3,453
WellPoint Inc (a)	67,500	2,798	Juniper Networks Inc (a)	133,800	1,895

		6,820			5,348

Schedule of Investments
LargeCap Blend Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Non-Hazardous Waste Disposal (0.48%)			Property & Casualty Insurance (0.72%)
Republic Services Inc	102,800 $	2,658	Chubb Corp	38,400 $	1,635
			Travelers Cos Inc/The	61,271	2,368

Oil - Field Services (1.50%)					4,003

Baker Hughes Inc	47,200	1,573
BJ Services Co	62,900	692	Radio (0.01%)
Schlumberger Ltd	132,900	5,424	Sirius XM Radio Inc (a)	367,140	44
Smith International Inc	28,000	635	Regional Banks (2.00%)

		8,324	Fifth Third Bancorp	152,000	363

Oil & Gas Drilling (0.04%)			Keycorp	160,600	1,169
Nabors Industries Ltd (a)	21,900	240	PNC Financial Services Group Inc	55,218	1,796
			US Bancorp	44,400	659
Oil Company - Exploration & Production (2.33%)			Wells Fargo & Co	375,113	7,090

Cabot Oil & Gas Corp	25,500	701			11,077

Devon Energy Corp	24,300	1,497
EOG Resources Inc	42,600	2,887	Reinsurance (0.09%)
Newfield Exploration Co (a)	24,200	464	Axis Capital Holdings Ltd	21,500	522
Occidental Petroleum Corp	54,500	2,973	REITS - Apartments (0.25%)
Range Resources Corp	13,700	491	Equity Residential	58,700	1,405
XTO Energy Inc	104,357	3,871

		12,884	REITS - Office Property (0.13%)

Oil Company - Integrated (9.04%)			Boston Properties Inc	16,400	710
Chevron Corp	174,700	12,320
			REITS - Regional Malls (0.27%)
ConocoPhillips	67,500	3,208
			Simon Property Group Inc	34,500	1,483
Exxon Mobil Corp	408,900	31,272
Murphy Oil Corp	52,800	2,333	REITS - Warehouse & Industrial (0.04%)
Suncor Energy Inc	45,600	878	ProLogis	24,400	244

		50,011

Oil Field Machinery & Equipment (0.27%)			Retail - Apparel & Shoe (0.10%)
FMC Technologies Inc (a)	35,600	1,054	American Eagle Outfitters Inc	59,700	538
National Oilwell Varco Inc (a)	16,347	432	Retail - Bedding (0.47%)

		1,486	Bed Bath & Beyond Inc (a)	113,000	2,625

Oil Refining & Marketing (0.44%)
Sunoco Inc	26,700	1,237	Retail - Building Products (1.18%)
Valero Energy Corp	49,300	1,189	Home Depot Inc	149,200	3,212

		2,426	Lowe's Cos Inc	181,600	3,318

					6,530

Paper & Related Products (0.15%)
International Paper Co	59,500	542	Retail - Discount (1.74%)
MeadWestvaco Corp	25,500	297	Costco Wholesale Corp	33,500	1,509

		839	Wal-Mart Stores Inc	171,800	8,095

					9,604

Pharmacy Services (0.66%)
Express Scripts Inc (a)	22,500	1,209	Retail - Drug Store (0.95%)
Medco Health Solutions Inc (a)	53,900	2,422	CVS Caremark Corp	149,194	4,010

		3,631	Walgreen Co	45,400	1,245

					5,255

Pipelines (0.32%)
Spectra Energy Corp	76,900	1,116	Retail - Regional Department Store (0.53%)
Williams Cos Inc	45,500	644	Kohl's Corp (a)	80,500	2,955

		1,760

Schedule of Investments
LargeCap Blend Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (1.34%)			Transport - Rail (continued)
McDonald's Corp	74,300 $	4,311	CSX Corp	31,000 $	898
Starbucks Corp (a)	127,900	1,207	Norfolk Southern Corp	11,000	422
Yum! Brands Inc	66,200	1,895	Union Pacific Corp	65,500	2,868

		7,413			5,309

Schools (0.22%)			Transport - Services (0.95%)
Apollo Group Inc (a)	14,900	1,214	CH Robinson Worldwide Inc	13,600	625
			Expeditors International of Washington Inc	38,200	1,062
Semiconductor Component - Integrated Circuits (0.32%)			United Parcel Service Inc	84,100	3,574

Analog Devices Inc	16,600	332			5,261

Marvell Technology Group Ltd (a)	196,600	1,433

		1,765	Web Portals (1.08%)

			Google Inc (a)	17,700	5,992
Semiconductor Equipment (0.24%)
Applied Materials Inc	104,300	977	Wireless Equipment (1.49%)
Kla-Tencor Corp	18,200	365	American Tower Corp (a)	40,292	1,222

		1,342	Crown Castle International Corp (a)	60,000	1,171

Steel - Producers (0.31%)			Motorola Inc	169,600	751
Nucor Corp	31,900	1,301	Qualcomm Inc	147,800	5,107

United States Steel Corp	13,700	412			8,251

		1,713	TOTAL COMMON STOCKS		$ 550,069

Telecommunication Equipment (0.09%)				Principal
Alcatel-Lucent ADR	262,312	517		Amount	Value
				(000's)	(000's)

Telecommunication Equipment - Fiber Optics (0.34%)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Corning Inc	123,800	1,251	OBLIGATIONS (0.16%)
JDS Uniphase Corp (a)	172,400	626	U.S. Treasury Bill (0.16%)

		1,877	1.40%, 4/23/2009 (a)(b)	$ 900	900

			TOTAL U.S. GOVERNMENT & GOVERNMENT
Telephone - Integrated (3.04%)			AGENCY OBLIGATIONS		$ 900

AT&T Inc	562,110	13,839
Sprint Nextel Corp	766,000	1,862	SHORT TERM INVESTMENTS (0.68%)
			Commercial Paper (0.68%)
Verizon Communications Inc	36,900	1,102

			Investment in Joint Trading Account; HSBC
		16,803	Funding

Therapeutics (0.08%)			0.27%, 2/ 2/2009	$ 1,892 $	1,892
Warner Chilcott Ltd (a)	30,500	419	Investment in Joint Trading Account;
			Prudential Funding
Tobacco (1.92%)			0.27%, 2/ 2/2009	1,893	1,893

Altria Group Inc	186,400	3,083			3,785

Lorillard Inc	21,200	1,260	TOTAL SHORT TERM INVESTMENTS		$ 3,785

Philip Morris International Inc	169,500	6,297	Total Investments		$ 554,754

		10,640	Liabilities in Excess of Other Assets, Net - (0.24)%		(1,345)

Tools - Hand Held (0.06%)			TOTAL NET ASSETS - 100.00%		$ 553,409

Stanley Works/The	10,500	328

Toys (0.11%)			(a) Non-Income Producing Security
Mattel Inc	44,000	624	(b)	Security or a portion of the security was pledged to cover margin
				requirements for futures contracts. At the end of the period, the value of
Transport - Rail (0.96%)				these securities totaled $900 or 0.16% of net assets.
Burlington Northern Santa Fe Corp	12,900	855
Canadian National Railway Co	7,600	266

Schedule of Investments
LargeCap Blend Fund II
January 31, 2009 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 24,767
Unrealized Depreciation	(251,411)

Net Unrealized Appreciation (Depreciation)	(226,644)
Cost for federal income tax purposes	781,398
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	27.40%
Energy	14.16%
Technology	11.23%
Financial	10.92%
Communications	10.65%
Industrial	10.42%
Consumer, Cyclical	7.85%
Utilities	4.30%
Basic Materials	3.15%
Government	0.16%
Liabilities in Excess of Other Assets, Net	(0.24%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	0.77%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500 eMini; March 2009	Buy	103	$ 4,325	$ 4,236	$ (89)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Growth Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.51%)			COMMON STOCKS (continued)
Aerospace & Defense Equipment (2.15%)			Food - Miscellaneous/Diversified (2.87%)
United Technologies Corp	801,200 $	38,450	General Mills Inc	864,400 $	51,129

Agricultural Chemicals (1.02%)			Gold Mining (1.18%)
Monsanto Co	240,056	18,259	Newmont Mining Corp	530,000	21,083

Airlines (1.62%)			Instruments - Scientific (1.57%)
Delta Air Lines Inc (a)	4,199,872	28,979	Thermo Fisher Scientific Inc (a)	779,700	28,015

Athletic Footwear (2.18%)			Internet Security (1.27%)
NIKE Inc	858,542	38,849	Symantec Corp (a)	1,479,600	22,682

Beverages - Non-Alcoholic (3.08%)			Medical - Biomedical/Gene (5.66%)
Coca-Cola Co/The	1,287,803	55,015	Amgen Inc (a)	830,900	45,575
			Gilead Sciences Inc (a)	1,093,700	55,527

Commercial Services - Finance (6.73%)					101,102

Mastercard Inc	314,481	42,700
Visa Inc	954,532	47,106	Medical - Drugs (4.94%)
Western Union Co/The	2,218,300	30,302	Abbott Laboratories	750,748	41,621

		120,108	Bristol-Myers Squibb Co	1,159,000	24,814

			Cephalon Inc (a)	281,000	21,688

Computer Services (1.00%)					88,123

Accenture Ltd	566,000	17,863
			Medical Instruments (1.59%)
Computers (6.18%)			Intuitive Surgical Inc (a)	183,271	18,919
Apple Inc (a)	619,807	55,863	St Jude Medical Inc (a)	258,000	9,384

Hewlett-Packard Co	1,568,699	54,512			28,303

		110,375	Medical Products (6.00%)

Computers - Memory Devices (1.22%)			Baxter International Inc	1,059,800	62,157
EMC Corp/Massachusetts (a)	1,969,000	21,738	Covidien Ltd	1,173,700	45,000

					107,157

Diversified Banking Institutions (5.11%)			Networking Products (2.65%)
Goldman Sachs Group Inc/The	263,328	21,258	Cisco Systems Inc (a)	3,154,480	47,223
JP Morgan Chase & Co	2,024,205	51,638
Morgan Stanley	901,000	18,227	Oil & Gas Drilling (1.29%)

		91,123	Transocean Ltd (a)	422,300	23,066

E-Commerce - Products (1.97%)
Amazon.com Inc (a)	598,600	35,210	Oil Company - Exploration & Production (3.26%)
			Chesapeake Energy Corp	1,179,500	18,648
Electric Products - Miscellaneous (1.45%)			Devon Energy Corp	640,600	39,461

Emerson Electric Co	793,700	25,954			58,109

			Oil Company - Integrated (2.86%)
Electronic Components - Semiconductors (0.89%)			Exxon Mobil Corp	668,000	51,089
Broadcom Corp (a)	997,000	15,802
			Pharmacy Services (2.22%)
Energy - Alternate Sources (1.82%)			Express Scripts Inc (a)	737,900	39,669
First Solar Inc (a)	227,400	32,473
			Regional Banks (1.80%)
Entertainment Software (1.25%)			PNC Financial Services Group Inc	497,000	16,163
Activision Blizzard Inc (a)	2,538,400	22,236	Wells Fargo & Co	848,000	16,027

					32,190

Schedule of Investments
LargeCap Growth Fund
January 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Retail - Consumer Electronics (0.98%)			Money Center Banks (continued)
Best Buy Co Inc	626,000 $	17,541	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Retail - Discount (4.49%)			0.25%; dated 1/30/2009 maturing
Wal-Mart Stores Inc	1,700,600	80,132	2/02/2009 (collateralized by Sovereign
			Agency Issues; $53,933,000; 0.00% -
			5.965%; dated 02/06/09 - 05/26/27)	$ 52,363 $	52,363

Retail - Regional Department Store (0.67%)					104,725
Kohl's Corp (a)	323,000	11,857

			TOTAL REPURCHASE AGREEMENTS	$ 104,725

Retail - Restaurants (3.19%)			Total Investments	$ 1,827,478
McDonald's Corp	982,052	56,979	Liabilities in Excess of Other Assets, Net - (2.38)%		(42,420)

Schools (1.61%)			TOTAL NET ASSETS - 100.00%	$ 1,785,058

Apollo Group Inc (a)	353,000	28,755

Semiconductor Equipment (1.00%)			(a) Non-Income Producing Security
Applied Materials Inc	1,910,300	17,899
			Unrealized Appreciation (Depreciation)
Telecommunication Equipment (0.00%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Nortel Networks Corp (a)	286	-	of investments held by the fund as of the period end were as follows:
			Unrealized Appreciation	$ 38,701
Transport - Rail (1.15%)

Union Pacific Corp	469,900	20,577	Unrealized Depreciation		(567,202)

			Net Unrealized Appreciation (Depreciation)		(528,501)
Web Portals (2.45%)			Cost for federal income tax purposes		2,355,979
Google Inc (a)	129,390	43,802	All dollar amounts are shown in thousands (000's)

Wireless Equipment (4.14%)			Portfolio Summary (unaudited)

American Tower Corp (a)	717,200	21,760	Sector		Percent

Qualcomm Inc	1,507,300	52,077	Consumer, Non-cyclical		34.70%

		73,837	Consumer, Cyclical		13.13%
			Financial		12.77%

TOTAL COMMON STOCKS	$ 1,722,753		Communications		12.48%

			Technology		11.54%
	Principal		Energy		9.23%
	Amount	Value	Industrial		6.33%
	(000's)	(000's)	Basic Materials		2.20%

REPURCHASE AGREEMENTS (5.87%)			Liabilities in Excess of Other Assets, Net		(2.38%)

Money Center Banks (5.87%)			TOTAL NET ASSETS		100.00%

Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.25%
dated 1/30/2009 maturing 2/02/2009
(collateralized by Sovereign Agency
Issues; $53,933,000; 0.00% - 4.88%; dated
07/27/09 - 06/13/18)	$ 52,363 $	52,362

Schedule of Investments
LargeCap Growth Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (99.24%)			COMMON STOCKS (continued)
Aerospace & Defense (0.88%)			Entertainment Software (0.62%)
Lockheed Martin Corp	121,000 $	9,927	Electronic Arts Inc (a)	450,600 $	6,957

Agricultural Chemicals (0.68%)			Fiduciary Banks (1.02%)
Monsanto Co	101,500	7,720	State Street Corp	493,783	11,490

Applications Software (2.80%)			Finance - Credit Card (0.26%)
Microsoft Corp	1,066,400	18,235	American Express Co	178,200	2,981
Salesforce.com Inc (a)	501,200	13,337

		31,572	Finance - Investment Banker & Broker (0.88%)

			Charles Schwab Corp/The	729,537	9,914
Casino Hotels (0.26%)
MGM Mirage (a)	364,674	2,917	Health Care Cost Containment (1.58%)
			McKesson Corp	402,900	17,808
Casino Services (0.58%)
International Game Technology	617,600	6,547	Hotels & Motels (1.60%)
			Marriott International Inc/DE	1,105,100	18,024
Cellular Telecommunications (1.62%)
MetroPCS Communications Inc (a)	1,344,270	18,269	Independent Power Producer (1.52%)
			NRG Energy Inc (a)	732,000	17,100
Commercial Services - Finance (0.43%)
Mastercard Inc	35,700	4,847	Industrial Gases (2.29%)
			Praxair Inc	414,900	25,832
Computer Aided Design (0.68%)
Autodesk Inc (a)	464,200	7,687	Internet Security (0.56%)
			VeriSign Inc (a)	329,900	6,370
Computer Services (3.02%)
Accenture Ltd	1,079,400	34,066	Investment Management & Advisory Services (0.94%)
			Franklin Resources Inc	218,100	10,560
Computers (5.48%)
Apple Inc (a)	491,200	44,272	Medical - Biomedical/Gene (10.25%)
Research In Motion Ltd (a)	317,000	17,562	Amgen Inc (a)	172,600	9,467

		61,834	Celgene Corp (a)	388,593	20,576

Diversified Banking Institutions (2.18%)			Genentech Inc (a)	447,200	36,330
Goldman Sachs Group Inc/The	201,400	16,259	Gilead Sciences Inc (a)	971,849	49,341

Morgan Stanley	412,200	8,339			115,714

		24,598	Medical - Drugs (3.77%)

Diversified Manufacturing Operations (4.24%)			Allergan Inc/United States	564,000	21,500
Danaher Corp	855,300	47,837	Wyeth	490,700	21,085

					42,585

E-Commerce - Products (4.74%)			Medical Instruments (1.42%)
Amazon.com Inc (a)	910,200	53,538	Medtronic Inc	478,400	16,022

E-Commerce - Services (0.71%)			Medical Products (2.13%)
Expedia Inc (a)	902,300	8,058	Baxter International Inc	206,700	12,123
Electronic Components - Semiconductors (3.30%)			Stryker Corp	282,100	11,916

Broadcom Corp (a)	1,152,200	18,263			24,039

Xilinx Inc	1,128,978	19,023	Networking Products (3.31%)

		37,286	Juniper Networks Inc (a)	2,635,220	37,315

Energy - Alternate Sources (0.44%)
First Solar Inc (a)	35,100	5,012

Schedule of Investments
LargeCap Growth Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil - Field Services (2.42%)			Web Portals (2.80%)
Schlumberger Ltd	668,500 $	27,281	Google Inc (a)	93,500 $	31,653

Oil Company - Exploration & Production (1.45%)			Wireless Equipment (8.85%)
EOG Resources Inc	241,000	16,333	American Tower Corp (a)	1,464,000	44,418
			Crown Castle International Corp (a)	799,400	15,604
Oil Company - Integrated (1.50%)			Qualcomm Inc	1,153,859	39,866

Petroleo Brasileiro SA ADR	408,200	8,842			99,888

Suncor Energy Inc	418,100	8,048

		16,890	TOTAL COMMON STOCKS	$ 1,119,813

				Principal
Pharmacy Services (3.27%)
Medco Health Solutions Inc (a)	821,900	36,928		Amount	Value
				(000's)	(000's)

Power Converter & Supply Equipment (0.64%)			REPURCHASE AGREEMENTS (0.18%)
Sunpower Corp - Class B (a)	274,400	7,250	Money Center Banks (0.18%)
			Investment in Joint Trading Account; Bank
Regional Banks (0.81%)			of America Repurchase Agreement; 0.25%
			dated 1/30/2009 maturing 2/02/2009
Wells Fargo & Co	481,000	9,091	(collateralized by Sovereign Agency
			Issues; $1,053,000; 0.00% - 4.88%; dated
Retail - Bedding (1.36%)			07/27/09 - 06/13/18)	$ 1,022 $	1,022
Bed Bath & Beyond Inc (a)	659,900	15,329	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Retail - Discount (2.43%)			0.25%; dated 1/30/2009 maturing
Wal-Mart Stores Inc	582,300	27,438	2/02/2009 (collateralized by Sovereign
			Agency Issues; $1,053,000; 0.00% -
Retail - Drug Store (0.67%)			5.965%; dated 02/06/09 - 05/26/27)	1,022	1,022

CVS Caremark Corp	280,000	7,526			2,044

			TOTAL REPURCHASE AGREEMENTS	$ 2,044

Retail - Regional Department Store (1.34%)
Kohl's Corp (a)	411,200	15,095	Total Investments	$ 1,121,857
			Other Assets in Excess of Liabilities, Net - 0.58%		6,518

Retail - Restaurants (0.89%)			TOTAL NET ASSETS - 100.00%	$ 1,128,375

Yum! Brands Inc	349,500	10,003

Schools (0.63%)			(a) Non-Income Producing Security
Apollo Group Inc (a)	87,200	7,103
			Unrealized Appreciation (Depreciation)
Semiconductor Component - Integrated Circuits (1.93%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Marvell Technology Group Ltd (a)	2,988,500	21,786	of investments held by the fund as of the period end were as follows:

Semiconductor Equipment (1.56%)			Unrealized Appreciation	$ 41,464
ASML Holding NV	1,061,400	17,556	Unrealized Depreciation		(483,343)

			Net Unrealized Appreciation (Depreciation)		(441,879)
Telecommunication Equipment - Fiber Optics (0.26%)			Cost for federal income tax purposes		1,563,736
Corning Inc	291,800	2,950	All dollar amounts are shown in thousands (000's)

Toys (0.55%)
Nintendo Co Ltd ADR	171,000	6,224

Transport - Services (1.69%)
Expeditors International of Washington Inc	495,100	13,769
United Parcel Service Inc	124,600	5,294

		19,063

Schedule of Investments LargeCap Growth Fund I January 31, 2009 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	23.49%
Communications	22.87%
Technology	19.39%
Consumer, Cyclical	9.67%
Industrial	7.45%
Financial	6.26%
Energy	5.81%
Basic Materials	2.97%
Utilities	1.51%
Other Assets in Excess of Liabilities, Net	0.58%

TOTAL NET ASSETS	100.00%

Schedule of Investments
LargeCap Growth Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.28%)			COMMON STOCKS (continued)
Aerospace & Defense (2.46%)			Computers (continued)
Raytheon Co	541,760 $	27,424	IBM Corp	277,400 $	25,424

Rockwell Collins Inc	84,600	3,188			87,434

		30,612	Computers - Memory Devices (1.65%)

Agricultural Chemicals (2.22%)			EMC Corp/Massachusetts (a)	1,105,300	12,203
Monsanto Co	337,870	25,698	NetApp Inc (a)	327,200	4,852
Mosaic Co/The	51,300	1,830	Western Digital Corp (a)	232,800	3,417

		27,528			20,472

Applications Software (2.39%)			Computers - Peripheral Equipment (0.13%)
Microsoft Corp	1,631,719	27,903	Lexmark International Inc (a)	68,000	1,610
Salesforce.com Inc (a)	68,363	1,819

		29,722	Cosmetics & Toiletries (3.05%)

			Estee Lauder Cos Inc/The	146,900	3,856
Auto - Medium & Heavy Duty Trucks (0.90%)			Procter & Gamble Co	624,741	34,048

Navistar International Corp (a)	240,100	7,292			37,904

Paccar Inc	145,500	3,840

		11,132	Data Processing & Management (0.10%)

			Fidelity National Information Services Inc	77,600	1,235
Auto/Truck Parts & Equipment - Original (0.87%)
BorgWarner Inc	640,228	10,807	Dental Supplies & Equipment (0.50%)
			Dentsply International Inc	230,848	6,212
Beverages - Non-Alcoholic (4.22%)
Coca-Cola Co/The	814,115	34,779	Diagnostic Equipment (0.39%)
PepsiCo Inc	350,737	17,618	Gen-Probe Inc (a)	106,489	4,794

		52,397

Broadcasting Services & Programming (0.45%)			Diagnostic Kits (0.28%)
Scripps Networks Interactive	261,100	5,606	Qiagen NV (a)	206,200	3,536

Building - Residential & Commercial (0.40%)			Disposable Medical Products (1.00%)
KB Home	465,576	4,968	CR Bard Inc	144,506	12,365

Cable/Satellite TV (1.19%)			Distribution & Wholesale (0.14%)
DIRECTV Group Inc/The (a)	674,300	14,767	Wesco International Inc (a)	96,000	1,768

Cellular Telecommunications (0.18%)			Diversified Banking Institutions (0.78%)
NII Holdings Inc (a)	113,800	2,208	Morgan Stanley	480,900	9,729

Chemicals - Diversified (0.11%)			Diversified Financial Services (0.47%)
Celanese Corp	133,400	1,421	IntercontinentalExchange Inc (a)	103,200	5,875

Chemicals - Specialty (0.04%)			Diversified Manufacturing Operations (2.55%)
Ashland Inc	53,800	431	Cooper Industries Ltd	124,982	3,363
			Honeywell International Inc	519,397	17,041
Commercial Services - Finance (0.99%)			Illinois Tool Works Inc	171,300	5,595
Global Payments Inc	355,000	12,322	ITT Corp	124,600	5,642

					31,641

Computer Services (0.15%)			E-Commerce - Products (0.40%)
Affiliated Computer Services Inc (a)	41,400	1,899	Amazon.com Inc (a)	85,000	5,000

Computers (7.04%)			Electric - Integrated (2.48%)
Apple Inc (a)	354,429	31,944	Edison International	59,200	1,928
Hewlett-Packard Co	865,200	30,066	FPL Group Inc	321,766	16,587

Schedule of Investments
LargeCap Growth Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Medical - Drugs (2.64%)
Public Service Enterprise Group Inc	390,600 $	12,331	Abbott Laboratories	285,100 $	15,806

		30,846	Allergan Inc/United States	85,170	3,247

Electric Products - Miscellaneous (1.17%)			Novo Nordisk A/S ADR	257,937	13,704

Emerson Electric Co	445,005	14,552			32,757

			Medical - HMO (0.69%)
Electronic Components - Semiconductors (2.55%)			CIGNA Corp	108,800	1,889
Altera Corp	580,300	8,925	UnitedHealth Group Inc	236,700	6,705

Intel Corp	600,361	7,745			8,594

Nvidia Corp (a)	662,200	5,264
Texas Instruments Inc	264,400	3,953	Medical Instruments (1.21%)
Xilinx Inc	340,000	5,729	Intuitive Surgical Inc (a)	36,790	3,798

		31,616	Medtronic Inc	333,440	11,167

					14,965

Electronic Parts Distribution (0.15%)
Arrow Electronics Inc (a)	94,900	1,810	Medical Products (4.24%)
			Baxter International Inc	193,405	11,343
Energy - Alternate Sources (0.34%)			Becton Dickinson and Co	355,757	25,853
First Solar Inc (a)	29,142	4,161	Johnson & Johnson	267,500	15,432

					52,628

Enterprise Software & Services (2.29%)			Multi-Line Insurance (0.24%)
Oracle Corp (a)	1,692,268	28,481	Allstate Corp/The	68,100	1,475
Fiduciary Banks (1.21%)			Hartford Financial Services Group Inc	112,900	1,486

Northern Trust Corp	260,346	14,975			2,961

			Networking Products (2.79%)
Food - Miscellaneous/Diversified (2.19%)			Anixter International Inc (a)	60,900	1,643
Kellogg Co	355,200	15,518	Cisco Systems Inc (a)	2,204,514	33,002

Nestle SA ADR	339,672	11,702			34,645

		27,220

			Oil - Field Services (1.39%)
Gas - Distribution (0.16%)			Baker Hughes Inc	141,900	4,728
Sempra Energy	45,300	1,986	Schlumberger Ltd	308,383	12,585

					17,313

Gold Mining (0.52%)
Newmont Mining Corp	163,200	6,492	Oil & Gas Drilling (0.64%)
			ENSCO International Inc	64,000	1,751
Hospital Beds & Equipment (0.18%)			Noble Corp	229,300	6,226

Kinetic Concepts Inc (a)	90,500	2,181			7,977

Instruments - Controls (0.62%)			Oil Company - Exploration & Production (4.65%)
Mettler Toledo International Inc (a)	115,400	7,683	Apache Corp	132,444	9,933
			Devon Energy Corp	314,739	19,388
Instruments - Scientific (1.01%)			EOG Resources Inc	249,500	16,909
Thermo Fisher Scientific Inc (a)	348,551	12,523	Occidental Petroleum Corp	147,400	8,041
			Quicksilver Resources Inc (a)	498,600	3,455

Machinery - Pumps (0.34%)					57,726

Flowserve Corp	78,100	4,164
			Oil Company - Integrated (1.17%)
Medical - Biomedical/Gene (3.02%)			Exxon Mobil Corp	190,700	14,585
Alexion Pharmaceuticals Inc (a)	156,400	5,766
Genentech Inc (a)	180,400	14,656	Oil Field Machinery & Equipment (0.63%)
			National Oilwell Varco Inc (a)	294,900	7,797
Gilead Sciences Inc (a)	336,600	17,089

		37,511

Schedule of Investments
LargeCap Growth Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Optical Supplies (0.74%)			Semiconductor Equipment (0.43%)
Alcon Inc	107,900 $	9,241	Applied Materials Inc	573,900 $	5,377

Pharmacy Services (1.04%)			Steel - Producers (0.12%)
Express Scripts Inc (a)	239,100	12,854	United States Steel Corp	49,300	1,480

Power Converter & Supply Equipment (0.23%)			Steel Pipe & Tube (0.54%)
Energy Conversion Devices Inc (a)	115,400	2,905	Valmont Industries Inc	166,054	6,738

Printing - Commercial (0.10%)			Telephone - Integrated (0.14%)
RR Donnelley & Sons Co	131,300	1,281	CenturyTel Inc	65,300	1,772

Property & Casualty Insurance (0.89%)			Textile - Home Furnishings (0.31%)
Chubb Corp	258,997	11,028	Mohawk Industries Inc (a)	121,268	3,894

Quarrying (0.14%)			Transport - Rail (1.72%)
Vulcan Materials Co	34,100	1,687	Union Pacific Corp	488,170	21,377

Reinsurance (0.15%)			Veterinary Diagnostics (0.28%)
Reinsurance Group of America Inc	51,300	1,828	VCA Antech Inc (a)	186,279	3,506

REITS - Diversified (0.85%)			Web Portals (2.54%)
Digital Realty Trust Inc	330,100	10,530	Google Inc (a)	93,307	31,587

Retail - Apparel & Shoe (0.24%)			Wireless Equipment (3.78%)
J Crew Group Inc (a)	297,300	2,973	American Tower Corp (a)	683,923	20,750
			Qualcomm Inc	759,401	26,238

Retail - Auto Parts (0.93%)					46,988

Advance Auto Parts Inc	146,748	4,803
O'Reilly Automotive Inc (a)	231,400	6,727	TOTAL COMMON STOCKS	$ 1,208,253

		11,530		Principal

				Amount	Value
Retail - Automobile (0.25%)				(000's)	(000's)

Carmax Inc (a)	381,000	3,151
			SHORT TERM INVESTMENTS (1.80%)
Retail - Building Products (1.18%)			Commercial Paper (1.80%)
Lowe's Cos Inc	803,933	14,688	Investment in Joint Trading Account; HSBC
			Funding
Retail - Discount (2.44%)			0.27%, 2/ 2/2009	$ 11,210 $	11,210
			Investment in Joint Trading Account;
Target Corp	382,300	11,928	Prudential Funding
Wal-Mart Stores Inc	389,625	18,359	0.27%, 2/ 2/2009	11,209	11,209

		30,287			22,419

Retail - Drug Store (1.22%)			TOTAL SHORT TERM INVESTMENTS	$ 22,419

Walgreen Co	552,100	15,133
			REPURCHASE AGREEMENTS (0.67%)
Retail - Regional Department Store (2.16%)			Money Center Banks (0.67%)
Kohl's Corp (a)	531,400	19,508	Investment in Joint Trading Account; Bank
Macy's Inc	823,200	7,367	of America Repurchase Agreement; 0.25%

			dated 1/30/2009 maturing 2/02/2009
		26,875	(collateralized by Sovereign Agency

Semiconductor Component - Integrated Circuits (1.29%)			Issues; $4,290,000; 0.00% - 4.88%; dated
			07/27/09 - 06/13/18)	$ 4,165 $	4,165
Linear Technology Corp	238,609	5,588
Marvell Technology Group Ltd (a)	1,428,100	10,411

		15,999

Schedule of Investments LargeCap Growth Fund II January 31, 2009 (unaudited)

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (continued)
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.25%; dated 1/30/2009 maturing
2/02/2009 (collateralized by Sovereign
Agency Issues; $4,290,000; 0.00% -
5.965%; dated 02/06/09 - 05/26/27)	$ 4,165 $	4,165

8,330

TOTAL REPURCHASE AGREEMENTS	$ 8,330

Total Investments	$ 1,239,002
Other Assets in Excess of Liabilities, Net - 0.25%		3,100

TOTAL NET ASSETS - 100.00%	$ 1,242,102

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 22,172
Unrealized Depreciation	(369,052)

Net Unrealized Appreciation (Depreciation)	(346,880)
Cost for federal income tax purposes	1,585,882
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	26.75%
Technology	18.02%
Communications	11.48%
Consumer, Cyclical	11.05%
Industrial	10.79%
Energy	8.82%
Financial	7.06%
Basic Materials	3.14%
Utilities	2.64%
Other Assets in Excess of Liabilities, Net	0.25%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	2.86%
Currency Contracts	2.66%

		Schedule of Investments
		LargeCap Growth Fund II
		January 31, 2009 (unaudited)

		Foreign Currency Contracts
						Net Unrealized
Foreign Currency	Delivery	Contracts				Appreciation
Sale Contracts	Date	to Deliver	In Exchange For		Value	(Depreciation)

Danish Kroner	2/27/2009	60,472,991		$10,715	$10,376	$339
Swiss Franc	2/27/2009	26,337,953		23,060	22,723	337

All dollar amounts are shown in thousands (000's)

			Futures Contracts

						Current	Unrealized
					Original	Market	Appreciation/
Type			Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; March 2009			Buy	173	$ 38,182	$ 35,573	$ (2,609)
All dollar amounts are shown in thousands (000's)

Schedule of Investments LargeCap S&P 500 Index Fund January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.67%)			COMMON STOCKS (continued)
Advertising Agencies (0.13%)			Auto - Car & Light Trucks (0.09%)
Interpublic Group of Cos Inc (a)	45,007 $	150	Ford Motor Co (a)	225,618 $	422
Omnicom Group Inc	29,354	760	General Motors Corp	57,656	173

		910			595

Aerospace & Defense (1.67%)			Auto - Medium & Heavy Duty Trucks (0.13%)
Boeing Co	69,213	2,928	Paccar Inc	34,254	904
General Dynamics Corp	36,820	2,089
Lockheed Martin Corp	31,444	2,580	Auto/Truck Parts & Equipment - Original (0.10%)
Northrop Grumman Corp	30,878	1,486	Johnson Controls Inc	56,118	702
Raytheon Co	39,107	1,980
			Beverages - Non-Alcoholic (2.35%)
Rockwell Collins Inc	14,952	563

			Coca-Cola Co/The	187,915	8,028
		11,626

			Coca-Cola Enterprises Inc	29,954	336
Aerospace & Defense Equipment (0.68%)			Dr Pepper Snapple Group Inc (a)	23,960	394
Goodrich Corp	11,626	449	Pepsi Bottling Group Inc	12,763	246
United Technologies Corp	89,782	4,309	PepsiCo Inc	146,686	7,368

		4,758			16,372

Agricultural Chemicals (0.60%)			Beverages - Wine & Spirits (0.10%)
CF Industries Holdings Inc	5,370	252	Brown-Forman Corp	9,263	421
Monsanto Co	51,750	3,936	Constellation Brands Inc (a)	18,385	267

		4,188			688

Agricultural Operations (0.24%)			Brewery (0.08%)
Archer-Daniels-Midland Co	60,585	1,659	Molson Coors Brewing Co	14,057	566

Airlines (0.07%)			Broadcasting Services & Programming (0.03%)
Southwest Airlines Co	69,864	491	Scripps Networks Interactive	8,506	183

Apparel Manufacturers (0.17%)			Building - Residential & Commercial (0.09%)
Coach Inc (a)	30,877	451	Centex Corp	11,741	100
Jones Apparel Group Inc	7,879	27	DR Horton Inc	26,019	155
Polo Ralph Lauren Corp	5,314	218	KB Home	7,110	76
VF Corp	8,317	466	Lennar Corp	13,345	102

		1,162	Pulte Homes Inc	20,184	205

Appliances (0.03%)					638

Whirlpool Corp	6,942	232	Building Products - Wood (0.04%)
			Masco Corp	33,991	266
Applications Software (1.98%)
Citrix Systems Inc (a)	17,156	361	Cable/Satellite TV (0.73%)
Compuware Corp (a)	23,280	151	Comcast Corp - Class A	271,983	3,984
Intuit Inc (a)	30,228	685	DIRECTV Group Inc/The (a)	51,581	1,130

Microsoft Corp	722,530	12,355			5,114

Salesforce.com Inc (a)	9,909	264

			Casino Hotels (0.03%)
		13,816

			Wynn Resorts Ltd (a)	5,819	175
Athletic Footwear (0.24%)
Nike Inc	37,054	1,677	Casino Services (0.04%)
			International Game Technology	27,833	295
Audio & Video Products (0.01%)
Harman International Industries Inc	5,529	89	Chemicals - Diversified (0.60%)
			Dow Chemical Co/The	87,247	1,011
			EI Du Pont de Nemours & Co	85,224	1,957

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Diversified (continued)			Computers (4.18%)
PPG Industries Inc	15,509 $	583	Apple Inc (a)	83,956 $	7,567
Rohm and Haas Co	11,799	651	Dell Inc (a)	163,443	1,553

		4,202	Hewlett-Packard Co	231,308	8,038

Chemicals - Specialty (0.19%)			IBM Corp	126,884	11,629
Eastman Chemical Co	6,851	178	Sun Microsystems Inc (a)	69,756	290

Ecolab Inc	15,834	538			29,077

International Flavors & Fragrances Inc	7,428	212	Computers - Integrated Systems (0.03%)
Sigma-Aldrich Corp	11,839	427	Teradata Corp (a)	16,622	218

		1,355

			Computers - Memory Devices (0.41%)
Coal (0.18%)			EMC Corp/Massachusetts (a)	192,741	2,128
Consol Energy Inc	17,113	466	NetApp Inc (a)	31,183	462
Massey Energy Co	8,041	122	SanDisk Corp (a)	21,348	244

Peabody Energy Corp	25,182	630			2,834

		1,218

			Computers - Peripheral Equipment (0.03%)
Coatings & Paint (0.06%)			Lexmark International Inc (a)	7,405	175
Sherwin-Williams Co/The	9,274	443
			Consumer Products - Miscellaneous (0.45%)
Commercial Banks (0.29%)			Clorox Co	13,101	657
BB&T Corp	52,180	1,033	Fortune Brands Inc	14,158	453
First Horizon National Corp	19,389	185	Kimberly-Clark Corp	39,078	2,011

M&T Bank Corp	7,291	284			3,121

Marshall & Ilsley Corp	24,584	140
Regions Financial Corp	65,352	226	Containers - Metal & Glass (0.09%)
Zions Bancorporation	10,894	162	Ball Corp	8,934	342

		2,030	Owens-Illinois Inc (a)	15,773	300

					642

Commercial Services (0.06%)
Convergys Corp (a)	11,529	87	Containers - Paper & Plastic (0.10%)
Iron Mountain Inc (a)	16,952	347	Bemis Co Inc	9,414	213

		434	Pactiv Corp (a)	12,410	268

			Sealed Air Corp	14,911	202

Commercial Services - Finance (0.85%)					683

Automatic Data Processing Inc	47,967	1,743
Equifax Inc	11,929	295	Cosmetics & Toiletries (2.81%)
H&R Block Inc	32,012	663	Avon Products Inc	40,262	824
Mastercard Inc	6,835	928	Colgate-Palmolive Co	47,668	3,100
Moody's Corp	18,345	393	Estee Lauder Cos Inc/The	10,942	287
Paychex Inc	30,327	737	Procter & Gamble Co	281,988	15,368

Total System Services Inc	18,590	235			19,579

Western Union Co/The	67,583	923	Cruise Lines (0.11%)

		5,917	Carnival Corp	41,273	751

Computer Aided Design (0.05%)
			Data Processing & Management (0.17%)
Autodesk Inc (a)	21,372	354
			Dun & Bradstreet Corp	5,092	387
Computer Services (0.21%)			Fidelity National Information Services Inc	17,944	286
Affiliated Computer Services Inc (a)	9,213	423	Fiserv Inc (a)	15,126	480

Cognizant Technology Solutions Corp (a)	27,501	515			1,153

Computer Sciences Corp (a)	14,307	527	Dental Supplies & Equipment (0.08%)

		1,465	Dentsply International Inc	14,068	379

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Dental Supplies & Equipment (continued)			Electric - Generation (0.07%)
Patterson Cos Inc (a)	8,612 $	158	AES Corp/The (a)	63,538 $	503

		537

			Electric - Integrated (4.00%)
Dialysis Centers (0.07%)			Allegheny Energy Inc	15,966	531
DaVita Inc (a)	9,803	461	Ameren Corp	19,971	664
Disposable Medical Products (0.12%)			American Electric Power Co Inc	38,114	1,195
CR Bard Inc	9,369	802	CMS Energy Corp	21,364	251
			Consolidated Edison Inc	25,843	1,053
Distribution & Wholesale (0.19%)			Constellation Energy Group Inc	18,811	495
Fastenal Co	12,204	417	Dominion Resources Inc/VA	54,905	1,932
Genuine Parts Co	15,058	482	DTE Energy Co	15,397	531
WW Grainger Inc	6,107	446	Duke Energy Corp	119,501	1,810

		1,345	Edison International	30,772	1,002

Diversified Banking Institutions (2.90%)			Entergy Corp	17,881	1,365
Bank of America Corp	603,867	3,974	Exelon Corp	62,138	3,369
Citigroup Inc	514,687	1,827	FirstEnergy Corp	28,790	1,439
Goldman Sachs Group Inc/The	41,763	3,372	FPL Group Inc	38,603	1,990
JP Morgan Chase & Co	352,506	8,992	Integrys Energy Group Inc	7,218	301
Morgan Stanley	100,300	2,029	Pepco Holdings Inc	20,420	364

		20,194	PG&E Corp	34,093	1,318

			Pinnacle West Capital Corp	9,522	319
Diversified Financial Services (0.06%)			PPL Corp	35,417	1,086
IntercontinentalExchange Inc (a)	6,823	388	Progress Energy Inc	26,205	1,015
			Public Service Enterprise Group Inc	47,799	1,509
Diversified Manufacturing Operations (3.61%)
3M Co	65,447	3,520	SCANA Corp	11,099	381
Cooper Industries Ltd	16,369	440	Southern Co	73,156	2,447
			TECO Energy Inc	20,096	241
Danaher Corp	24,149	1,351
Dover Corp	17,564	497	Wisconsin Energy Corp	11,043	492
Eaton Corp	15,574	686	Xcel Energy Inc	42,411	783

General Electric Co	991,992	12,033			27,883

Honeywell International Inc	68,595	2,251	Electric Products - Miscellaneous (0.37%)
Illinois Tool Works Inc	37,173	1,214	Emerson Electric Co	72,446	2,369
Ingersoll-Rand Co Ltd	30,108	488	Molex Inc	13,303	178

ITT Corp	17,150	776			2,547

Leggett & Platt Inc	14,752	184	Electronic Components - Miscellaneous (0.10%)
Parker Hannifin Corp	15,220	581	Jabil Circuit Inc	19,895	116
Textron Inc	22,771	206	Tyco Electronics Ltd	43,221	612

Tyco International Ltd	44,667	939			728

		25,166

			Electronic Components - Semiconductors (1.73%)
Diversified Operations (0.04%)			Advanced Micro Devices Inc (a)	57,469	126
Leucadia National Corp	16,716	266	Altera Corp	28,085	432
			Broadcom Corp (a)	41,947	665
E-Commerce - Products (0.26%)			Intel Corp	525,308	6,776
Amazon.com Inc (a)	30,376	1,787
			LSI Corp (a)	60,926	194
E-Commerce - Services (0.20%)			MEMC Electronic Materials Inc (a)	21,199	288
eBay Inc (a)	101,306	1,218	Microchip Technology Inc	17,179	326
Expedia Inc (a)	19,783	176	Micron Technology Inc (a)	72,134	268

		1,394	National Semiconductor Corp	18,424	187

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Semiconductors			Finance - Credit Card (0.31%)
(continued)			American Express Co	109,547 $	1,833
Nvidia Corp (a)	50,723 $	403	Discover Financial Services	45,326	324

QLogic Corp (a)	12,082	137			2,157

Texas Instruments Inc	122,442	1,831
Xilinx Inc	25,869	436	Finance - Investment Banker & Broker (0.18%)

		12,069	Charles Schwab Corp/The	88,374	1,201

			E*Trade Financial Corp (a)	53,149	61

Electronic Connectors (0.06%)					1,262

Amphenol Corp	16,602	434
			Finance - Other Services (0.28%)
Electronic Forms (0.14%)			CME Group Inc	6,326	1,100
Adobe Systems Inc (a)	50,147	968	NASDAQ OMX Group Inc/The (a)	12,857	280
			NYSE Euronext	25,028	551

Electronic Measurement Instruments (0.13%)					1,931

Agilent Technologies Inc (a)	33,056	598
FLIR Systems Inc (a)	13,121	327	Financial Guarantee Insurance (0.01%)

			MBIA Inc	17,793	69
		925

Electronics - Military (0.13%)			Food - Confectionery (0.16%)
L-3 Communications Holdings Inc	11,277	891	Hershey Co/The	15,664	584
			JM Smucker Co/The	11,185	505

Engineering - Research & Development Services (0.16%)					1,089

Fluor Corp	17,143	667
Jacobs Engineering Group Inc (a)	11,604	449	Food - Dairy Products (0.04%)

			Dean Foods Co (a)	14,540	281
		1,116

Engines - Internal Combustion (0.07%)			Food - Meat Products (0.04%)
Cummins Inc	19,019	456	Tyson Foods Inc	28,532	252

Enterprise Software & Services (1.07%)			Food - Miscellaneous/Diversified (1.47%)
BMC Software Inc (a)	17,709	448	Campbell Soup Co	19,431	590
CA Inc	37,202	669	ConAgra Foods Inc	42,225	722
Novell Inc (a)	32,608	121	General Mills Inc	31,558	1,867
Oracle Corp (a)	369,981	6,227	HJ Heinz Co	29,698	1,084

		7,465	Kellogg Co	23,793	1,039

Entertainment Software (0.07%)			Kraft Foods Inc	138,753	3,892
Electronic Arts Inc (a)	30,306	468	McCormick & Co Inc/MD	12,277	393
			Sara Lee Corp	66,765	670

Fiduciary Banks (0.71%)					10,257

Bank of New York Mellon Corp/The	108,383	2,790	Food - Retail (0.39%)
Northern Trust Corp	21,065	1,212	Kroger Co/The	61,624	1,386
State Street Corp	40,796	949	Safeway Inc	40,489	868

		4,951	SUPERVALU Inc	19,999	351

Filtration & Separation Products (0.04%)			Whole Foods Market Inc	13,252	136

Pall Corp	11,152	291			2,741

			Food - Wholesale & Distribution (0.18%)
Finance - Commercial (0.01%)			Sysco Corp	56,586	1,261
CIT Group Inc	34,051	95
			Forestry (0.15%)
Finance - Consumer Loans (0.07%)			Plum Creek Timber Co Inc	15,753	485
SLM Corp (a)	44,133	505
			Weyerhaeuser Co	19,955	545

					1,030

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Gas - Distribution (0.26%)			Internet Security (0.29%)
Centerpoint Energy Inc	32,505 $	435	McAfee Inc (a)	14,416 $	440
Nicor Inc	4,268	146	Symantec Corp (a)	78,958	1,210
NiSource Inc	25,901	250	VeriSign Inc (a)	18,326	354

Sempra Energy	23,010	1,009			2,004

		1,840	Investment Companies (0.01%)

Gold Mining (0.26%)			American Capital Ltd	19,527	56
Newmont Mining Corp	45,707	1,818
			Investment Management & Advisory Services (0.38%)
Hazardous Waste Disposal (0.06%)			Ameriprise Financial Inc	20,457	412
Stericycle Inc (a)	8,082	395	Federated Investors Inc	8,366	163
			Franklin Resources Inc	14,286	692
Health Care Cost Containment (0.17%)			Invesco Ltd	36,359	429
McKesson Corp	26,059	1,152	Janus Capital Group Inc	14,909	78
			Legg Mason Inc	13,404	215
Home Decoration Products (0.03%)
			T Rowe Price Group Inc	24,404	673

Newell Rubbermaid Inc	26,180	212
					2,662

Hotels & Motels (0.12%)			Life & Health Insurance (0.45%)
Marriott International Inc/DE	27,696	452	Aflac Inc	44,023	1,022
Starwood Hotels & Resorts Worldwide Inc	17,286	261	Lincoln National Corp	24,167	365
Wyndham Worldwide Corp	16,748	103	Prudential Financial Inc	40,045	1,031

		816	Torchmark Corp	8,031	241

Human Resources (0.05%)			Unum Group	31,273	443

Monster Worldwide Inc (a)	11,638	107			3,102

Robert Half International Inc	14,653	249	Linen Supply & Related Items (0.04%)

		356	Cintas Corp	12,410	282

Independent Power Producer (0.01%)
Dynegy Inc (a)	47,765	101	Machinery - Construction & Mining (0.25%)
			Caterpillar Inc	56,973	1,758
Industrial Automation & Robots (0.05%)
Rockwell Automation Inc/DE	13,364	348	Machinery - Farm (0.20%)
			Deere & Co	40,329	1,401
Industrial Gases (0.40%)
Air Products & Chemicals Inc	19,793	996	Machinery - General Industry (0.01%)
			Manitowoc Co Inc/The	12,311	68
Praxair Inc	29,127	1,813

		2,809	Machinery - Pumps (0.04%)

Instruments - Scientific (0.27%)			Flowserve Corp	5,340	285
PerkinElmer Inc	11,155	141
Thermo Fisher Scientific Inc (a)	39,688	1,426	Medical - Biomedical/Gene (2.30%)
Waters Corp (a)	9,285	336	Amgen Inc (a)	100,067	5,489

		1,903	Biogen Idec Inc (a)	27,555	1,340

			Celgene Corp (a)	43,274	2,291
Insurance Brokers (0.27%)			Genzyme Corp (a)	25,550	1,761
Aon Corp	25,480	944	Gilead Sciences Inc (a)	86,882	4,411
Marsh & McLennan Cos Inc	48,553	939	Life Technologies Corp (a)	16,296	415

		1,883	Millipore Corp (a)	5,217	288

Internet Infrastructure Software (0.03%)					15,995

Akamai Technologies Inc (a)	15,973	215	Medical - Drugs (5.92%)
			Abbott Laboratories	146,541	8,124

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (continued)			Medical Products (continued)
Allergan Inc/United States	29,043 $	1,107	Johnson & Johnson	262,047 $	15,118
Bristol-Myers Squibb Co	186,966	4,003	Stryker Corp	22,879	966
Cephalon Inc (a)	6,464	499	Varian Medical Systems Inc (a)	11,735	436
Eli Lilly & Co	94,495	3,479	Zimmer Holdings Inc (a)	21,210	772

Forest Laboratories Inc (a)	28,464	713			24,594

King Pharmaceuticals Inc (a)	23,279	203	Metal - Aluminum (0.08%)
Merck & Co Inc/NJ	199,676	5,701	Alcoa Inc	75,587	589
Pfizer Inc	636,843	9,285
Schering-Plough Corp	153,531	2,696	Metal - Diversified (0.13%)
Wyeth	125,754	5,404	Freeport-McMoRan Copper & Gold Inc	35,668	897

		41,214

			Metal Processors & Fabrication (0.12%)
Medical - Generic Drugs (0.09%)			Precision Castparts Corp	13,168	855
Mylan Inc/PA (a)	28,778	326
Watson Pharmaceuticals Inc (a)	9,880	270	Motorcycle/Motor Scooter (0.04%)

		596	Harley-Davidson Inc	21,989	268

Medical - HMO (1.13%)
Aetna Inc	43,549	1,350	Multi-Line Insurance (0.80%)
Cigna Corp	25,959	450	Allstate Corp/The	50,619	1,097
Coventry Health Care Inc (a)	14,070	213	American International Group Inc	253,949	325
Humana Inc (a)	15,934	604	Assurant Inc	11,108	293
UnitedHealth Group Inc	114,073	3,232	Cincinnati Financial Corp	15,336	336
WellPoint Inc (a)	48,077	1,993	Genworth Financial Inc	40,908	95

		7,842	Hartford Financial Services Group Inc	28,456	375

			Loews Corp	34,185	834
Medical - Hospitals (0.01%)			MetLife Inc	74,951	2,153
Tenet Healthcare Corp (a)	39,208	42	XL Capital Ltd	31,242	91

					5,599

Medical - Wholesale Drug Distribution (0.26%)
AmerisourceBergen Corp	14,754	536	Multimedia (1.40%)
Cardinal Health Inc	33,964	1,279	McGraw-Hill Cos Inc/The	29,703	653

		1,815	Meredith Corp	3,413	55

			News Corp	217,219	1,388
Medical Information Systems (0.04%)
IMS Health Inc	17,177	249	Time Warner Inc	338,821	3,161
			Viacom Inc (a)	57,945	855
Medical Instruments (0.91%)			Walt Disney Co/The	174,822	3,615

Boston Scientific Corp (a)	141,813	1,258			9,727

Intuitive Surgical Inc (a)	3,694	381	Networking Products (1.29%)
Medtronic Inc	105,612	3,537	Cisco Systems Inc (a)	552,989	8,278
St Jude Medical Inc (a)	32,507	1,182	Juniper Networks Inc (a)	49,863	706

		6,358			8,984

Medical Laboratory & Testing Service (0.19%)			Non-Ferrous Metals (0.01%)
Laboratory Corp of America Holdings (a)	10,200	604	Titanium Metals Corp	8,037	57
Quest Diagnostics Inc	14,964	738

		1,342	Non-Hazardous Waste Disposal (0.32%)

			Republic Services Inc	30,321	784
Medical Products (3.53%)
Baxter International Inc	58,573	3,435	Waste Management Inc	46,332	1,445

Becton Dickinson and Co	22,961	1,669			2,229

Covidien Ltd	47,561	1,823	Office Automation & Equipment (0.14%)
Hospira Inc (a)	15,073	375	Pitney Bowes Inc	19,468	433

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Office Automation & Equipment (continued)			Oil Refining & Marketing (0.27%)
Xerox Corp	81,752 $	543	Sunoco Inc	11,037 $	511

		976	Tesoro Corp	13,077	225

Office Supplies & Forms (0.04%)			Valero Energy Corp	48,736	1,176

Avery Dennison Corp	10,038	243			1,912

			Paper & Related Products (0.08%)
Oil - Field Services (1.22%)			International Paper Co	40,381	368
Baker Hughes Inc	29,045	968	MeadWestvaco Corp	16,132	188

BJ Services Co	27,572	303			556

Halliburton Co	84,412	1,456
Schlumberger Ltd	112,973	4,610	Pharmacy Services (0.48%)
Smith International Inc	20,670	469	Express Scripts Inc (a)	23,371	1,257
Weatherford International Ltd (a)	64,327	710	Medco Health Solutions Inc (a)	47,036	2,113

		8,516			3,370

Oil & Gas Drilling (0.21%)			Photo Equipment & Supplies (0.02%)
ENSCO International Inc	13,395	367	Eastman Kodak Co	25,355	115
Nabors Industries Ltd (a)	26,877	294	Pipelines (0.31%)
Noble Corp	24,928	677	El Paso Corp	66,226	542
Rowan Cos Inc	10,673	135	Spectra Energy Corp	57,711	837

		1,473	Williams Cos Inc	54,653	773

Oil Company - Exploration & Production (2.71%)					2,152

Anadarko Petroleum Corp	43,354	1,593	Printing - Commercial (0.03%)
Apache Corp	31,608	2,371	RR Donnelley & Sons Co	19,361	189
Cabot Oil & Gas Corp	9,761	268
Chesapeake Energy Corp	51,082	808	Property & Casualty Insurance (0.62%)
Devon Energy Corp	41,726	2,570	Chubb Corp	33,595	1,431
EOG Resources Inc	23,572	1,597	Progressive Corp/The	63,811	775
Equitable Resources Inc	12,359	423	Travelers Cos Inc/The	55,206	2,133

Noble Energy Inc	16,315	798			4,339

Occidental Petroleum Corp	76,490	4,172	Publicly Traded Investment Fund (0.17%)
Pioneer Natural Resources Co	11,115	163	iShares S&P 500 Index Fund/US	14,561	1,206
Questar Corp	16,380	557
Range Resources Corp	14,671	526	Publishing - Newspapers (0.06%)
Southwestern Energy Co (a)	32,426	1,026	Gannett Co Inc	21,545	124
XTO Energy Inc	54,478	2,021	New York Times Co/The	11,000	55

		18,893	Washington Post Co/The	566	221

Oil Company - Integrated (8.77%)					400

Chevron Corp	191,894	13,532	Quarrying (0.07%)
ConocoPhillips	140,802	6,692	Vulcan Materials Co	10,403	515
Exxon Mobil Corp (b)	480,413	36,742
Hess Corp	26,792	1,490	Real Estate Management & Services (0.01%)
Marathon Oil Corp	66,639	1,815	CB Richard Ellis Group Inc (a)	21,061	76
Murphy Oil Corp	17,991	795

		61,066	Regional Banks (1.88%)

			Capital One Financial Corp	36,991	586
Oil Field Machinery & Equipment (0.22%)			Comerica Inc	14,213	237
Cameron International Corp (a)	20,732	480	Fifth Third Bancorp	54,541	130
National Oilwell Varco Inc (a)	39,415	1,042	Huntington Bancshares Inc/OH	34,572	100

		1,522	Keycorp	46,751	340

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Regional Banks (continued)			Retail - Bedding (0.08%)
PNC Financial Services Group Inc	40,419 $	1,314	Bed Bath & Beyond Inc (a)	24,527 $	570
SunTrust Banks Inc	33,444	410
US Bancorp	165,713	2,459	Retail - Building Products (0.86%)
Wells Fargo & Co	398,560	7,533	Home Depot Inc	160,129	3,448

		13,109	Lowe's Cos Inc	138,428	2,529

					5,977

REITS - Apartments (0.16%)
Apartment Investment & Management Co	9,609	86	Retail - Computer Equipment (0.06%)
AvalonBay Communities Inc	7,283	377	GameStop Corp (a)	15,468	383
Equity Residential	25,691	615

			Retail - Consumer Electronics (0.15%)
		1,078

			Best Buy Co Inc	31,902	894
REITS - Diversified (0.10%)			RadioShack Corp	11,813	135

Vornado Realty Trust	12,975	659			1,029

REITS - Healthcare (0.13%)			Retail - Discount (2.08%)
HCP Inc	23,862	557	Big Lots Inc (a)	7,756	104
Health Care REIT Inc	9,764	369	Costco Wholesale Corp	40,770	1,836

		926	Family Dollar Stores Inc	13,196	367

			Target Corp	71,097	2,218
REITS - Hotels (0.04%)			Wal-Mart Stores Inc	211,167	9,950

Host Hotels & Resorts Inc	49,353	266			14,475

REITS - Office Property (0.07%)			Retail - Drug Store (0.89%)
Boston Properties Inc	11,410	494	CVS Caremark Corp	135,646	3,646
			Walgreen Co	93,491	2,563

REITS - Regional Malls (0.13%)					6,209

Simon Property Group Inc	21,327	917
			Retail - Jewelry (0.03%)
REITS - Shopping Centers (0.05%)			Tiffany & Co	11,627	241
Developers Diversified Realty Corp	11,360	55
Kimco Realty Corp	21,629	311	Retail - Major Department Store (0.19%)

		366	JC Penney Co Inc	20,984	351

			Sears Holdings Corp (a)	5,255	215
REITS - Storage (0.11%)			TJX Cos Inc	39,322	764

Public Storage	11,839	732			1,330

REITS - Warehouse & Industrial (0.04%)			Retail - Office Supplies (0.16%)
ProLogis	25,090	251	Office Depot Inc (a)	25,962	56
			Staples Inc	67,376	1,074

Retail - Apparel & Shoe (0.15%)					1,130

Abercrombie & Fitch Co	8,220	147
			Retail - Regional Department Store (0.20%)
Gap Inc/The	44,038	497	Kohl's Corp (a)	28,779	1,056
Ltd Brands Inc	25,556	202	Macy's Inc	39,720	356

Nordstrom Inc	15,053	191			1,412

		1,037

			Retail - Restaurants (1.20%)
Retail - Auto Parts (0.07%)			Darden Restaurants Inc	13,102	344
AutoZone Inc (a)	3,614	480	McDonald's Corp	105,264	6,107
Retail - Automobile (0.01%)			Starbucks Corp (a)	69,465	656
AutoNation Inc (a)	10,189	95	Yum! Brands Inc	43,687	1,250

					8,357

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Rubber - Tires (0.02%)			Television (0.05%)
Goodyear Tire & Rubber Co/The (a)	22,789 $	141	CBS Corp	64,216 $	367

Savings & Loans - Thrifts (0.16%)			Tobacco (1.71%)
Hudson City Bancorp Inc	49,230	571	Altria Group Inc	194,596	3,219
People's United Financial Inc	32,846	537	Lorillard Inc	15,874	944

		1,108	Philip Morris International Inc	191,067	7,098

Schools (0.12%)			Reynolds American Inc	15,965	609

Apollo Group Inc (a)	10,062	820			11,870

			Tools - Hand Held (0.08%)
Semiconductor Component - Integrated Circuits (0.15%)			Black & Decker Corp	5,676	164
Analog Devices Inc	27,502	550	Snap-On Inc	5,425	164
Linear Technology Corp	20,941	490	Stanley Works/The	7,442	232

		1,040			560

Semiconductor Equipment (0.25%)			Toys (0.11%)
Applied Materials Inc	126,714	1,187	Hasbro Inc	11,701	282
Kla-Tencor Corp	15,948	320	Mattel Inc	33,852	481

Novellus Systems Inc (a)	9,224	127			763

Teradyne Inc (a)	15,989	77

		1,711	Transport - Rail (0.90%)

			Burlington Northern Santa Fe Corp	26,512	1,756
Steel - Producers (0.23%)			CSX Corp	37,256	1,079
AK Steel Holding Corp	10,579	85	Norfolk Southern Corp	34,971	1,342
Nucor Corp	29,651	1,210	Union Pacific Corp	47,830	2,094

United States Steel Corp	10,980	330			6,271

		1,625

			Transport - Services (1.00%)
Steel - Specialty (0.03%)			CH Robinson Worldwide Inc	15,981	735
Allegheny Technologies Inc	9,094	201	Expeditors International of Washington Inc	20,027	557
			FedEx Corp	29,396	1,497
Telecommunication Equipment (0.10%)
			Ryder System Inc	5,253	177
Harris Corp	12,712	551
			United Parcel Service Inc	93,991	3,994

Tellabs Inc (a)	37,592	155

					6,960

		706

			Web Portals (1.32%)
Telecommunication Equipment - Fiber Optics (0.23%)
			Google Inc (a)	22,593	7,649
Ciena Corp (a)	8,530	53
			Yahoo! Inc (a)	131,064	1,537

Corning Inc	146,800	1,484
					9,186

JDS Uniphase Corp (a)	20,764	76

		1,613	Wireless Equipment (1.08%)

			American Tower Corp (a)	37,466	1,137
Telecommunication Services (0.07%)
			Motorola Inc	214,047	948
Embarq Corp	13,424	479
			Qualcomm Inc	156,353	5,402

Telephone - Integrated (3.40%)					7,487

AT&T Inc	556,570	13,703	TOTAL COMMON STOCKS	$ 680,063

CenturyTel Inc	9,458	257
Frontier Communications Corp	29,403	238
Qwest Communications International Inc	138,358	446
Sprint Nextel Corp	269,813	656
Verizon Communications Inc	268,272	8,013
Windstream Corp	41,502	360

		23,673

Schedule of Investments LargeCap S&P 500 Index Fund January 31, 2009 (unaudited)

Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (2.33%)
Money Center Banks (2.33%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.25%
dated 1/30/2009 maturing 2/02/2009
(collateralized by Sovereign Agency
Issues; $8,352,000; 0.00% - 4.88%; dated
07/27/09 - 06/13/18)	$ 8,108 $	8,108
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.25%; dated 1/30/2009 maturing
2/02/2009 (collateralized by Sovereign
Agency Issues; $8,352,000; 0.00% -
5.965%; dated 02/06/09 - 05/26/27)	8,109	8,109

16,217

TOTAL REPURCHASE AGREEMENTS	$ 16,217

Total Investments	$ 696,280
Other Assets in Excess of Liabilities, Net - 0.00%		10

TOTAL NET ASSETS - 100.00%	$ 696,290

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $6,157 or 0.88% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 67,476
Unrealized Depreciation	(339,723)

Net Unrealized Appreciation (Depreciation)	(272,247)
Cost for federal income tax purposes	968,527
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	26.35%
Energy	13.90%
Financial	12.56%
Communications	10.66%
Technology	10.63%
Industrial	10.58%
Consumer, Cyclical	7.84%
Utilities	4.36%
Basic Materials	2.91%
Exchange Traded Funds	0.17%
Diversified	0.04%
Other Assets in Excess of Liabilities, Net	0.00%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	2.30%

171

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; March 2009	Buy	78	$ 16,684	$ 16,039	$ (645)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Value Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.93%)			COMMON STOCKS (continued)
Aerospace & Defense (2.32%)			Containers - Metal & Glass (0.98%)
General Dynamics Corp	110,821 $	6,287	Ball Corp	84,948 $	3,257
Northrop Grumman Corp	55,641	2,677	Crown Holdings Inc (a)	132,004	2,475

Raytheon Co	89,883	4,550			5,732

		13,514	Containers - Paper & Plastic (0.41%)

Aerospace & Defense Equipment (0.92%)			Pactiv Corp (a)	111,203	2,404
United Technologies Corp	112,142	5,382
			Cosmetics & Toiletries (2.14%)
Agricultural Operations (0.83%)			Procter & Gamble Co	228,474	12,452
Archer-Daniels-Midland Co	175,601	4,808
			Distribution & Wholesale (0.38%)
Airlines (0.16%)			Genuine Parts Co	69,056	2,211
Southwest Airlines Co	134,680	947
			Diversified Banking Institutions (3.83%)
Apparel Manufacturers (0.63%)			Bank of America Corp	608,962	4,007
VF Corp	65,760	3,684	Citigroup Inc	314,987	1,118
			Goldman Sachs Group Inc/The	17,404	1,405
Beverages - Non-Alcoholic (1.14%)			JP Morgan Chase & Co	617,578	15,755

Coca-Cola Co/The	155,080	6,625			22,285

Cable/Satellite TV (1.20%)			Diversified Manufacturing Operations (2.71%)
Comcast Corp - Class A	478,167	7,005	General Electric Co	1,299,474	15,763

Chemicals - Diversified (1.03%)			Electric - Integrated (6.22%)
Dow Chemical Co/The	160,833	1,864	CMS Energy Corp	355,291	4,175
EI Du Pont de Nemours & Co	58,582	1,345	Consolidated Edison Inc	126,243	5,144
FMC Corp	62,411	2,785	DTE Energy Co	107,423	3,706

		5,994	Hawaiian Electric Industries Inc	119,393	2,588

			Integrys Energy Group Inc	57,936	2,419
Coatings & Paint (0.63%)
			Northeast Utilities	114,443	2,724
Sherwin-Williams Co/The	42,428	2,026
			NSTAR	87,516	2,960
Valspar Corp	94,732	1,644

			PG&E Corp	134,053	5,184
		3,670

			Southern Co	219,614	7,346

Commercial Banks (1.65%)					36,246

Bank of Hawaii Corp	62,940	2,258
BB&T Corp	138,667	2,744	Electronic Components - Semiconductors (0.26%)
			QLogic Corp (a)	131,177	1,485
BOK Financial Corp	53,658	2,002
Cullen/Frost Bankers Inc	60,094	2,630	Enterprise Software & Services (0.63%)

		9,634	CA Inc	202,721	3,647

Commercial Services - Finance (0.24%)
Equifax Inc	57,318	1,417	Fiduciary Banks (1.78%)
			Bank of New York Mellon Corp/The	289,908	7,462
Computers (0.87%)			Northern Trust Corp	50,763	2,920

Hewlett-Packard Co	74,845	2,601			10,382

IBM Corp	26,922	2,467	Food - Canned (0.54%)

		5,068	Del Monte Foods Co	470,441	3,133

Computers - Integrated Systems (0.36%)
Brocade Communications Systems Inc (a)	552,132	2,104	Food - Miscellaneous/Diversified (2.24%)
			Corn Products International Inc	110,942	2,569
Consumer Products - Miscellaneous (0.77%)			HJ Heinz Co	102,223	3,731
Kimberly-Clark Corp	86,935	4,475	Kellogg Co	79,566	3,476

Schedule of Investments
LargeCap Value Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Miscellaneous/Diversified (continued)			Motion Pictures & Services (0.35%)
Kraft Foods Inc	115,828 $	3,249	DreamWorks Animation SKG Inc (a)	91,878 $	2,017

		13,025

			Multi-Line Insurance (0.35%)
Gas - Distribution (1.52%)			American Financial Group Inc/OH	119,063	2,022
Atmos Energy Corp	109,232	2,681
UGI Corp	148,115	3,758	Multimedia (1.41%)
Vectren Corp	94,614	2,440	Time Warner Inc	561,761	5,241

		8,879	Walt Disney Co/The	144,212	2,982

Human Resources (0.46%)					8,223

Hewitt Associates Inc (a)	93,757	2,661	Office Automation & Equipment (0.24%)
			Pitney Bowes Inc	62,803	1,398
Insurance Brokers (0.10%)
Aon Corp	15,769	584	Oil - Field Services (0.25%)
			SEACOR Holdings Inc (a)	22,490	1,463
Internet Security (0.88%)
Symantec Corp (a)	332,345	5,095	Oil Company - Exploration & Production (1.91%)
			Apache Corp	11,057	829
Life & Health Insurance (1.45%)			Devon Energy Corp	20,795	1,281
Lincoln National Corp	186,247	2,818	Noble Energy Inc	83,863	4,103
Prudential Financial Inc	8,180	211	Occidental Petroleum Corp	40,396	2,204
Torchmark Corp	78,913	2,367	Plains Exploration & Production Co (a)	127,080	2,684

Unum Group	216,922	3,072			11,101

		8,468

			Oil Company - Integrated (14.45%)
Machinery - Farm (0.33%)			Chevron Corp	341,594	24,089
AGCO Corp (a)	89,140	1,897	ConocoPhillips	164,064	7,798
Machinery - Pumps (0.46%)			Exxon Mobil Corp (b)	675,995	51,700
Flowserve Corp	50,146	2,673	Marathon Oil Corp	20,941	570

					84,157

Medical - Biomedical/Gene (2.03%)			Oil Refining & Marketing (0.61%)
Amgen Inc (a)	215,002	11,793	Valero Energy Corp	147,134	3,549

Medical - Drugs (6.53%)			Pharmacy Services (0.48%)
Abbott Laboratories	43,324	2,402	Omnicare Inc	100,348	2,806
Eli Lilly & Co	205,586	7,570
Forest Laboratories Inc (a)	169,027	4,232	Pipelines (0.42%)
King Pharmaceuticals Inc (a)	261,135	2,282	El Paso Corp	301,294	2,465
Merck & Co Inc/NJ	87,515	2,498
Pfizer Inc (b)	918,772	13,396	Property & Casualty Insurance (2.54%)
Wyeth	131,973	5,671	Arch Capital Group Ltd (a)	38,497	2,315

		38,051	Chubb Corp	122,373	5,211

			Progressive Corp/The	179,490	2,181
Medical - HMO (0.13%)			Travelers Cos Inc/The	131,544	5,083

WellPoint Inc (a)	18,049	748			14,790

Medical - Wholesale Drug Distribution (0.57%)			Radio (0.00%)
AmerisourceBergen Corp	92,142	3,347	Citadel Broadcasting Corp (a)	3	-

Medical Products (4.48%)			Regional Banks (2.72%)
Covidien Ltd	148,312	5,686	Capital One Financial Corp	114,037	1,806
Johnson & Johnson	353,210	20,377	US Bancorp	119,265	1,770

		26,063

Schedule of Investments
LargeCap Value Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Regional Banks (continued)			Telephone - Integrated (continued)
Wells Fargo & Co	649,969 $	12,285	Windstream Corp	300,111 $	2,605

		15,861			37,129

Reinsurance (0.93%)			Tobacco (1.81%)
PartnerRe Ltd	48,969	3,209	Altria Group Inc	243,318	4,024
Reinsurance Group of America Inc	62,249	2,218	Lorillard Inc	52,628	3,129

		5,427	Reynolds American Inc	88,729	3,388

REITS - Healthcare (0.80%)					10,541

Nationwide Health Properties Inc	86,939	2,219	Tools - Hand Held (0.45%)
Ventas Inc	87,328	2,434	Snap-On Inc	86,474	2,610

		4,653

			Toys (0.44%)
REITS - Mortgage (0.77%)			Hasbro Inc	106,508	2,570
Annaly Capital Management Inc	295,957	4,481
			Transport - Rail (0.51%)
REITS - Office Property (0.41%)			Norfolk Southern Corp	77,386	2,968

Alexandria Real Estate Equities Inc	40,198	2,385
			TOTAL COMMON STOCKS	$ 570,238

REITS - Regional Malls (0.30%)				Principal
Simon Property Group Inc	40,653	1,747		Amount	Value
				(000's)	(000's)

REITS - Storage (0.49%)			SHORT TERM INVESTMENTS (2.04%)
Public Storage	45,699	2,827	Commercial Paper (2.04%)
			Investment in Joint Trading Account; HSBC
Retail - Building Products (0.42%)			Funding
Home Depot Inc	112,897	2,431	0.27%, 2/ 2/2009	$ 5,937 $	5,937
			Investment in Joint Trading Account;
Retail - Consumer Electronics (0.37%)			Prudential Funding
RadioShack Corp	188,662	2,162	0.27%, 2/ 2/2009	5,938	5,938

					11,875

Retail - Discount (1.71%)
			TOTAL SHORT TERM INVESTMENTS	$ 11,875
BJ's Wholesale Club Inc (a)	79,329	2,275

Dollar Tree Inc (a)	51,136	2,184	Total Investments	$ 582,113
Family Dollar Stores Inc	116,689	3,240	Other Assets in Excess of Liabilities, Net - 0.03%		159

Wal-Mart Stores Inc	48,044	2,264	TOTAL NET ASSETS - 100.00%	$ 582,272

		9,963

Retail - Restaurants (0.85%)			(a) Non-Income Producing Security
McDonald's Corp	85,462	4,958	(b)	Security or a portion of the security was pledged to cover margin
			requirements for futures contracts. At the end of the period, the value of
Savings & Loans - Thrifts (1.06%)			these securities totaled $4,432 or 0.76% of net assets.
Hudson City Bancorp Inc	223,969	2,598
New York Community Bancorp Inc	271,253	3,594	Unrealized Appreciation (Depreciation)

		6,192	The net federal income tax unrealized appreciation (depreciation) and federal tax cost

			of investments held by the fund as of the period end were as follows:
Telecommunication Services (0.69%)
Embarq Corp	111,740	3,991	Unrealized Appreciation	$ 21,355
			Unrealized Depreciation		(176,327)

Telephone - Integrated (6.38%)			Net Unrealized Appreciation (Depreciation)		(154,972)
AT&T Inc	759,335	18,695	Cost for federal income tax purposes		737,085
CenturyTel Inc	132,587	3,598	All dollar amounts are shown in thousands (000's)
Frontier Communications Corp	278,053	2,255
Verizon Communications Inc	333,986	9,976

	Schedule of Investments
	LargeCap Value Fund
	January 31, 2009 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	24.38%
Financial	21.23%
Energy	17.64%
Communications	10.55%
Industrial	9.09%
Utilities	7.75%
Consumer, Cyclical	5.32%
Technology	2.35%
Basic Materials	1.66%
Other Assets in Excess of Liabilities, Net	0.03%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	1.24%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; March 2009	Buy	35	$ 7,469	$ 7,197	$ (272)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Value Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (94.62%)			COMMON STOCKS (continued)
Advertising Agencies (2.00%)			Electric - Integrated (continued)
Interpublic Group of Cos Inc (a)	2,084,300 $	6,941	Pepco Holdings Inc	511,400 $	9,108

Omnicom Group Inc	347,700	9,002			74,029

		15,943	Electronic Components - Semiconductors (2.68%)

Auto - Medium & Heavy Duty Trucks (1.83%)			Intel Corp	1,656,900	21,374
Paccar Inc	554,650	14,637
			Fiduciary Banks (2.10%)
Auto/Truck Parts & Equipment - Original (2.46%)			Bank of New York Mellon Corp/The	652,174	16,787
BorgWarner Inc	545,700	9,212
Johnson Controls Inc	834,700	10,442	Finance - Credit Card (1.14%)

		19,654	Discover Financial Services	1,272,150	9,096

Beverages - Wine & Spirits (1.47%)			Gas - Distribution (2.11%)
Constellation Brands Inc (a)	807,300	11,722	NiSource Inc	488,900	4,733
			Sempra Energy	275,400	12,073

Building Products - Wood (0.55%)					16,806

Masco Corp	560,200	4,381
			Life & Health Insurance (1.85%)
Cable/Satellite TV (3.17%)			Aflac Inc	635,800	14,757
Comcast Corp - Class A	1,725,400	25,277
			Medical - Biomedical/Gene (2.37%)
Chemicals - Diversified (0.57%)			Amgen Inc (a)	344,500	18,896
Celanese Corp	424,400	4,520
			Medical - Drugs (3.32%)
Coal (1.73%)			Wyeth	615,900	26,465
Peabody Energy Corp	552,300	13,808
			Medical Products (3.15%)
Commercial Banks (0.66%)			Covidien Ltd	530,200	20,328
City National Corp/CA	151,600	5,247	Zimmer Holdings Inc (a)	133,200	4,848

					25,176

Computers - Memory Devices (0.90%)
Seagate Technology	1,902,700	7,211	Multi-Line Insurance (3.32%)
			ACE Ltd	344,400	15,036
Consumer Products - Miscellaneous (1.04%)			MetLife Inc	399,300	11,472

Fortune Brands Inc	260,600	8,339			26,508

			Multimedia (0.93%)
Cruise Lines (1.34%)			News Corp	1,161,700	7,423
Carnival Corp	589,100	10,716
			Oil - Field Services (3.05%)
Diversified Banking Institutions (5.49%)			Baker Hughes Inc	419,700	13,984
JP Morgan Chase & Co	1,053,000	26,862	Halliburton Co	598,200	10,319

Morgan Stanley	836,500	16,922			24,303

		43,784

			Oil Company - Exploration & Production (2.68%)
Diversified Manufacturing Operations (6.66%)			Anadarko Petroleum Corp	360,900	13,259
General Electric Co	2,730,700	33,124	Ultra Petroleum Corp (a)	227,211	8,141

Illinois Tool Works Inc	614,400	20,066			21,400

		53,190

			Oil Company - Integrated (10.96%)
Electric - Integrated (9.28%)			Chevron Corp	424,200	29,915
American Electric Power Co Inc	642,600	20,146	Exxon Mobil Corp	305,900	23,395
Exelon Corp	342,200	18,554	Hess Corp	240,800	13,391
MDU Resources Group Inc	533,100	10,603
Northeast Utilities	656,200	15,618

Schedule of Investments
LargeCap Value Fund I
January 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Oil Company - Integrated (continued)			Money Center Banks (continued)
Marathon Oil Corp	761,800 $	20,744	Investment in Joint Trading Account;

		87,445	Deutsche Bank Repurchase Agreement;

			0.25%; dated 1/30/2009 maturing
Pharmacy Services (1.91%)			2/02/2009 (collateralized by Sovereign
Medco Health Solutions Inc (a)	339,800	15,267	Agency Issues; $20,379,000; 0.00% -
			5.965%; dated 02/06/09 - 05/26/27)	$ 19,786 $	19,786

Publicly Traded Investment Fund (1.40%)					39,571

SPDR Trust Series 1	135,000	11,182	TOTAL REPURCHASE AGREEMENTS	$ 39,571

Regional Banks (1.61%)			Total Investments	$ 794,674
Fifth Third Bancorp	585,600	1,400	Other Assets in Excess of Liabilities, Net - 0.42%		3,350

SunTrust Banks Inc	163,900	2,009	TOTAL NET ASSETS - 100.00%	$ 798,024

Wells Fargo & Co	498,300	9,418

		12,827

			(a) Non-Income Producing Security
Retail - Discount (0.06%)
Costco Wholesale Corp	10,900	491	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Retail - Regional Department Store (1.43%)			of investments held by the fund as of the period end were as follows:
Macy's Inc	1,275,900	11,419
			Unrealized Appreciation	$ 9,162
Telephone - Integrated (4.62%)			Unrealized Depreciation		(437,914)

AT&T Inc	1,265,900	31,166	Net Unrealized Appreciation (Depreciation)		(428,752)
Sprint Nextel Corp	2,353,784	5,720	Cost for federal income tax purposes		1,223,426

		36,886	All dollar amounts are shown in thousands (000's)

Transport - Rail (1.46%)

Burlington Northern Santa Fe Corp	175,300	11,614	Portfolio Summary (unaudited)

			Sector		Percent

Transport - Services (3.32%)			Financial		21.12%
FedEx Corp	360,600	18,369	Energy		18.42%
			Consumer, Non-cyclical		13.27%
Ryder System Inc	241,400	8,154	Industrial		11.99%

		26,523	Utilities		11.38%

			Communications		10.72%
TOTAL COMMON STOCKS	$ 755,103		Consumer, Cyclical		7.13%

	Principal		Technology		3.58%
			Exchange Traded Funds		1.40%
	Amount	Value	Basic Materials		0.57%

	(000's)	(000's)	Other Assets in Excess of Liabilities, Net		0.42%

REPURCHASE AGREEMENTS (4.96%)			TOTAL NET ASSETS		100.00%

Money Center Banks (4.96%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.25%
dated 1/30/2009 maturing 2/02/2009
(collateralized by Sovereign Agency
Issues; $20,379,000; 0.00% - 4.88%; dated
07/27/09 - 06/13/18)	$ 19,786 $	19,785

Schedule of Investments
LargeCap Value Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (94.76%)			COMMON STOCKS (continued)
Aerospace & Defense (1.38%)			Enterprise Software & Services (0.61%)
Northrop Grumman Corp	28,200 $	1,357	Oracle Corp (a)	35,600 $	599

Apparel Manufacturers (0.82%)			Fiduciary Banks (1.00%)
VF Corp	14,300	801	Bank of New York Mellon Corp/The	38,100	981

Applications Software (0.80%)			Finance - Credit Card (0.21%)
Microsoft Corp	45,700	781	Discover Financial Services	28,500	204

Beverages - Non-Alcoholic (2.41%)			Food - Miscellaneous/Diversified (0.85%)
Coca-Cola Co/The	37,800	1,615	Unilever NV	38,100	837
Pepsi Bottling Group Inc	38,600	744

		2,359	Food - Retail (0.80%)

			Kroger Co/The	34,800	783
Chemicals - Diversified (1.77%)
EI Du Pont de Nemours & Co	40,100	921	Forestry (0.54%)
PPG Industries Inc	21,700	815	Weyerhaeuser Co	19,400	530

		1,736

Commercial Services - Finance (0.80%)			Home Decoration Products (0.51%)
H&R Block Inc	37,800	784	Newell Rubbermaid Inc	61,500	497

Computers (2.21%)			Human Resources (0.10%)
Hewlett-Packard Co	28,400	987	Robert Half International Inc	5,700	97
IBM Corp	12,900	1,182	Independent Power Producer (0.43%)

		2,169	NRG Energy Inc (a)	18,000	421

Data Processing & Management (0.42%)
Fiserv Inc (a)	13,000	413	Investment Management & Advisory Services (0.16%)
			Legg Mason Inc	9,800	157
Diversified Banking Institutions (6.52%)
Bank of America Corp	209,200	1,377	Life & Health Insurance (0.47%)
Citigroup Inc	168,000	597	Torchmark Corp	15,300	459
Goldman Sachs Group Inc/The	11,500	928
			Machinery - Construction & Mining (0.62%)
JP Morgan Chase & Co	115,800	2,954
			Caterpillar Inc	19,800	611
Morgan Stanley	26,500	536

		6,392	Medical - Biomedical/Gene (1.38%)

Diversified Manufacturing Operations (5.74%)			Amgen Inc (a)	24,600	1,349
Dover Corp	22,800	645
General Electric Co (b)	286,190	3,471	Medical - Drugs (8.67%)
Ingersoll-Rand Co Ltd	35,100	569	Abbott Laboratories	19,000	1,053
Parker Hannifin Corp	14,700	562	Eli Lilly & Co	28,700	1,057
Tyco International Ltd	18,000	378	Merck & Co Inc/NJ	54,500	1,556

		5,625	Pfizer Inc	207,000	3,018

			Wyeth	42,300	1,818

Electric - Integrated (3.14%)					8,502

Exelon Corp	31,600	1,713
PPL Corp	44,600	1,368	Medical Instruments (0.77%)

		3,081	Medtronic Inc	22,600	757

Electronic Components - Semiconductors (0.65%)			Medical Laboratory & Testing Service (0.54%)
Intel Corp	33,100	427	Quest Diagnostics Inc	10,700	528
Texas Instruments Inc	13,800	206

		633

Schedule of Investments
LargeCap Value Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Products (3.34%)			Publishing - Newspapers (0.19%)
Johnson & Johnson	56,800 $	3,277	Gannett Co Inc	32,200 $	186

Metal Processors & Fabrication (0.09%)			Regional Banks (2.72%)
Precision Castparts Corp	1,400	91	PNC Financial Services Group Inc	8,300	270
			US Bancorp	40,300	598
Multi-Line Insurance (1.33%)			Wells Fargo & Co	95,200	1,799

Allstate Corp/The	41,600	902			2,667

Loews Corp	16,287	397

		1,299	REITS - Shopping Centers (0.06%)

			Developers Diversified Realty Corp	11,700	56
Multimedia (2.14%)
Time Warner Inc	153,300	1,431	Retail - Apparel & Shoe (0.48%)
Viacom Inc (a)	45,100	665	Gap Inc/The	41,300	466

		2,096

			Retail - Building Products (0.85%)
Networking Products (0.53%)			Home Depot Inc	38,600	831
Cisco Systems Inc (a)	34,700	519
			Retail - Consumer Electronics (0.55%)
Non-Hazardous Waste Disposal (0.64%)			Best Buy Co Inc	19,400	544
Waste Management Inc	20,100	627
			Retail - Discount (1.32%)
Office Automation & Equipment (0.80%)			Wal-Mart Stores Inc	27,400	1,291
Pitney Bowes Inc	14,400	320
Xerox Corp	69,700	463	Retail - Drug Store (0.97%)

		783	Walgreen Co	34,600	948

Office Supplies & Forms (0.40%)
Avery Dennison Corp	16,100	390	Retail - Office Supplies (0.70%)
			Staples Inc	43,000	685
Oil Company - Exploration & Production (1.65%)
Apache Corp	10,300	773	Retail - Regional Department Store (0.76%)
Devon Energy Corp	8,100	499	Kohl's Corp (a)	20,400	749
Occidental Petroleum Corp	6,400	349	Retail - Restaurants (0.52%)

		1,621	Darden Restaurants Inc	9,600	252

Oil Company - Integrated (17.28%)			Starbucks Corp (a)	26,800	253

Chevron Corp	76,000	5,360			505

ConocoPhillips	62,700	2,980	Semiconductor Equipment (0.35%)
Exxon Mobil Corp	79,300	6,065	Applied Materials Inc	36,200	339
Royal Dutch Shell PLC ADR	51,500	2,535

		16,940	Steel - Producers (0.80%)

Oil Field Machinery & Equipment (0.61%)			Nucor Corp	19,100	779
National Oilwell Varco Inc (a)	22,700	600
			Telecommunication Services (0.52%)
Paper & Related Products (0.17%)			Embarq Corp	14,300	511
International Paper Co	18,800	171
			Telephone - Integrated (7.10%)
Printing - Commercial (0.39%)			AT&T Inc	169,800	4,181
RR Donnelley & Sons Co	39,100	382	Sprint Nextel Corp	84,500	205
			Verizon Communications Inc	86,100	2,572

Property & Casualty Insurance (1.23%)					6,958

Travelers Cos Inc/The	31,200	1,206

Schedule of Investments
LargeCap Value Fund II
January 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Sector	Percent

	Shares	Value
	Held	(000's)	Consumer, Non-cyclical	21.97%

			Financial	20.14%
COMMON STOCKS (continued)			Energy	19.55%
Television (0.33%)			Communications	10.91%
CBS Corp	56,900 $	325	Industrial	8.48%
			Consumer, Cyclical	7.47%
			Technology	5.84%
Tobacco (1.52%)			Utilities	3.57%
Altria Group Inc	42,300	699	Basic Materials	3.28%
Lorillard Inc	13,300	791	Liabilities in Excess of Other Assets, Net	(1.21%)

		1,490	TOTAL NET ASSETS	100.00%

Wireless Equipment (0.10%)			Other Assets Summary (unaudited)

Motorola Inc	22,100	98	Asset Type	Percent

TOTAL COMMON STOCKS	$ 92,873		Futures	4.07%

CONVERTIBLE PREFERRED STOCKS (0.11%)
Investment Management & Advisory Services (0.11%)
Legg Mason Inc	5,900	109

TOTAL CONVERTIBLE PREFERRED STOCKS	$ 109

	Principal
	Amount	Value
	(000's)	(000's)

SHORT TERM INVESTMENTS (6.34%)
Commercial Paper (6.34%)
Investment in Joint Trading Account; HSBC
Funding
0.27%, 2/ 2/2009	$ 3,104 $	3,104
Investment in Joint Trading Account;
Prudential Funding
0.27%, 2/ 2/2009	3,104	3,104

		6,208

TOTAL SHORT TERM INVESTMENTS	$ 6,208

Total Investments	$ 99,190
Liabilities in Excess of Other Assets, Net - (1.21)%		(1,185)

TOTAL NET ASSETS - 100.00%	$ 98,005

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,213 or 1.24% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 4,088
Unrealized Depreciation		(55,522)

Net Unrealized Appreciation (Depreciation)		(51,434)
Cost for federal income tax purposes		150,624
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Value Fund II
January 31, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500 eMini; March 2009	Buy	97	$ 4,385	$ 3,989	$ (396)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
LargeCap Value Fund III
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.71%)			COMMON STOCKS (continued)
Aerospace & Defense (0.59%)			Computers (1.49%)
Raytheon Co	180,500 $	9,137	Dell Inc (a)	335,060 $	3,183
			IBM Corp	218,500	20,026

Aerospace & Defense Equipment (1.09%)					23,209

United Technologies Corp	355,000	17,036
			Computers - Memory Devices (1.08%)
Agricultural Operations (1.38%)			EMC Corp/Massachusetts (a)	1,297,300	14,322
Archer-Daniels-Midland Co	492,125	13,474	Western Digital Corp (a)	166,800	2,449

Bunge Ltd	187,800	8,064			16,771

		21,538	Computers - Peripheral Equipment (0.25%)

Airlines (0.11%)			Lexmark International Inc (a)	167,800	3,973
UAL Corp (a)	178,700	1,687
			Containers - Metal & Glass (0.60%)
Apparel Manufacturers (0.11%)			Ball Corp	101,400	3,888
Jones Apparel Group Inc	474,200	1,641	Owens-Illinois Inc (a)	286,700	5,447

					9,335

Applications Software (1.00%)			Cosmetics & Toiletries (3.07%)
Microsoft Corp	909,400	15,551	Colgate-Palmolive Co	267,900	17,424
Athletic Footwear (1.05%)			Procter & Gamble Co	556,968	30,355

NIKE Inc	362,300	16,394			47,779

			Distribution & Wholesale (0.17%)
Auto/Truck Parts & Equipment - Original (0.41%)			Ingram Micro Inc (a)	212,400	2,606
Autoliv Inc	170,800	3,141
Magna International Inc	115,400	3,212	Diversified Banking Institutions (5.08%)

		6,353	Bank of America Corp	1,434,000	9,436

Beverages - Non-Alcoholic (0.66%)			Citigroup Inc	493,500	1,752
Coca-Cola Enterprises Inc	490,200	5,505	Deutsche Bank AG	129,900	3,332
Pepsi Bottling Group Inc	247,000	4,765	Goldman Sachs Group Inc/The	121,500	9,809

		10,270	JP Morgan Chase & Co	1,773,600	45,244

			Morgan Stanley	473,400	9,577

Brewery (0.43%)					79,150

Molson Coors Brewing Co	167,000	6,725
			Diversified Manufacturing Operations (2.69%)
Building - Residential & Commercial (0.04%)			General Electric Co	2,060,000	24,988
Centex Corp	10,800	92	ITT Corp	296,500	13,426
KB Home	55,500	592	Tyco International Ltd	166,050	3,490

		684			41,904

Cellular Telecommunications (0.18%)			Electric - Integrated (3.77%)
Vodafone Group PLC ADR	151,700	2,820	Dominion Resources Inc/VA	660,200	23,226
			Exelon Corp	303,900	16,477
Chemicals - Specialty (0.36%)			PG&E Corp	486,500	18,813
Ashland Inc	39,100	314	Wisconsin Energy Corp	4,800	214

Eastman Chemical Co	132,900	3,449			58,730

Lubrizol Corp	53,200	1,815

		5,578	Electric Products - Miscellaneous (0.56%)

			Emerson Electric Co	268,600	8,783
Commercial Services - Finance (1.06%)
Automatic Data Processing Inc	456,400	16,581	Electronic Components - Miscellaneous (0.11%)
			Sanmina-SCI Corp (a)	638,700	211
Computer Services (1.05%)			Tyco Electronics Ltd	104,900	1,485
Accenture Ltd	518,300	16,358

Schedule of Investments
LargeCap Value Fund III
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electronic Components - Miscellaneous			Machinery - Construction & Mining (0.01%)
(continued)			Caterpillar Inc	4,300 $	133
Vishay Intertechnology Inc (a)	22,100 $	66

		1,762	Medical - Biomedical/Gene (1.05%)

Electronic Components - Semiconductors (0.28%)			Amgen Inc (a)	298,600	16,378
Nvidia Corp (a)	539,500	4,289
			Medical - Drugs (5.13%)
Enterprise Software & Services (1.14%)			Merck & Co Inc/NJ	638,300	18,223
Oracle Corp (a)	1,051,800	17,702	Pfizer Inc	2,209,600	32,216
			Sanofi-Aventis SA ADR	215,100	6,059
Fiduciary Banks (0.20%)			Wyeth	546,700	23,492

State Street Corp	135,400	3,151			79,990

Finance - Credit Card (0.10%)			Medical - Wholesale Drug Distribution (0.34%)
Discover Financial Services	213,800	1,529	Cardinal Health Inc	142,400	5,361

Food - Canned (0.13%)			Medical Products (3.82%)
Del Monte Foods Co	294,200	1,959	Covidien Ltd	497,100	19,059
			Johnson & Johnson	701,900	40,492

Food - Confectionery (0.04%)					59,551

JM Smucker Co/The	14,596	659	Multi-Line Insurance (4.71%)
			ACE Ltd	616,100	26,899
Food - Meat Products (0.26%)			Allstate Corp/The	349,400	7,571
Tyson Foods Inc	449,400	3,977
			American International Group Inc	878,000	1,124
Food - Miscellaneous/Diversified (1.80%)			Genworth Financial Inc	475,800	1,104
ConAgra Foods Inc	409,800	7,008	Hartford Financial Services Group Inc	439,300	5,781
General Mills Inc	294,300	17,408	MetLife Inc	885,300	25,435
Kraft Foods Inc	130,100	3,649	Old Republic International Corp	478,200	4,935

		28,065	XL Capital Ltd	169,300	491

					73,340

Food - Retail (1.47%)
Kroger Co/The	437,600	9,846	Multimedia (2.87%)
Safeway Inc	326,300	6,993	News Corp	999,100	6,384
SUPERVALU Inc	342,100	6,000	Time Warner Inc	1,698,000	15,842

		22,839	Viacom Inc (a)	256,800	3,788

			Walt Disney Co/The	904,500	18,705

Gas - Distribution (0.05%)					44,719

NiSource Inc	83,900	812
			Networking Products (0.52%)
Health Care Cost Containment (0.10%)			Cisco Systems Inc (a)	545,500	8,166
McKesson Corp	34,100	1,507
			Non-Hazardous Waste Disposal (0.44%)
Independent Power Producer (0.18%)			Republic Services Inc	266,445	6,890
Reliant Energy Inc (a)	542,570	2,762
			Oil Company - Exploration & Production (4.36%)
Instruments - Scientific (0.52%)			Apache Corp	295,500	22,163
Thermo Fisher Scientific Inc (a)	226,900	8,153	Devon Energy Corp	345,900	21,307
			Occidental Petroleum Corp	449,500	24,520

Life & Health Insurance (0.75%)					67,990

Lincoln National Corp	305,300	4,619
Unum Group	496,300	7,028	Oil Company - Integrated (13.13%)

		11,647	BP PLC ADR	196,800	8,358

			Chevron Corp	811,000	57,192
			ConocoPhillips	792,900	37,687

Schedule of Investments
LargeCap Value Fund III
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Integrated (continued)			Retail - Regional Department Store (0.32%)
Exxon Mobil Corp	1,133,200 $	86,667	Macy's Inc	564,600 $	5,053
Murphy Oil Corp	202,300	8,938
Royal Dutch Shell PLC ADR	117,600	5,789	Retail - Restaurants (1.12%)

		204,631	McDonald's Corp	300,100	17,412

Oil Refining & Marketing (0.58%)			Taiwan, Province Of China (0.26%)
Sunoco Inc	80,900	3,747	AU Optronics Corp ADR	562,600	3,983
Valero Energy Corp	219,100	5,285

		9,032	Telecommunication Equipment - Fiber Optics (0.19%)

			Corning Inc	295,700	2,990
Property & Casualty Insurance (2.17%)
Fidelity National Financial Inc	412,000	6,024	Telephone - Integrated (6.27%)
Travelers Cos Inc/The	719,000	27,782	AT&T Inc	2,445,900	60,218

		33,806	Sprint Nextel Corp	2,114,100	5,137

Publishing - Newspapers (0.18%)			Telefonica SA ADR	37,500	2,010
Gannett Co Inc	483,000	2,787	Verizon Communications Inc	1,018,000	30,408

					97,773

Regional Banks (3.01%)
Capital One Financial Corp	82,300	1,304	Television (0.36%)
Fifth Third Bancorp	157,000	375	CBS Corp	994,700	5,690
PNC Financial Services Group Inc	381,200	12,396	Tobacco (2.68%)
SunTrust Banks Inc	107,800	1,322	Altria Group Inc	563,400	9,318
US Bancorp	200,700	2,978	Philip Morris International Inc	672,000	24,965
Wells Fargo & Co	1,505,600	28,456	Reynolds American Inc	195,800	7,476

		46,831			41,759

Reinsurance (0.44%)			Tools - Hand Held (0.15%)
PartnerRe Ltd	22,000	1,441	Black & Decker Corp	80,900	2,339
RenaissanceRe Holdings Ltd	121,700	5,439

		6,880	Transport - Rail (0.53%)

Retail - Apparel & Shoe (0.72%)			Union Pacific Corp	188,600	8,259
Foot Locker Inc	297,300	2,188
			Wireless Equipment (1.00%)
Gap Inc/The	558,300	6,298
			Motorola Inc	1,277,700	5,660
Ltd Brands Inc	341,100	2,701

			Nokia OYJ ADR	344,100	4,222
		11,187

			Telefonaktiebolaget LM Ericsson ADR	714,000	5,705

Retail - Building Products (0.88%)					15,587

Home Depot Inc	510,300	10,987
Lowe's Cos Inc	151,954	2,776	TOTAL COMMON STOCKS	$ 1,491,432

		13,763	SHORT TERM INVESTMENTS (3.03%)

Retail - Discount (1.77%)			Commercial Paper (3.03%)
			Investment in Joint Trading Account; HSBC
Family Dollar Stores Inc	255,600	7,098	Funding
Wal-Mart Stores Inc	436,200	20,554	0.27%, 2/ 2/2009	$ 23,587 $	23,587

		27,652

Retail - Drug Store (1.10%)
CVS Caremark Corp	637,400	17,133

Retail - Major Department Store (0.19%)
JC Penney Co Inc	176,800	2,961

		Schedule of Investments
		LargeCap Value Fund III
		January 31, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

SHORT TERM INVESTMENTS (continued)
Commercial Paper (continued)
Investment in Joint Trading Account;
Prudential Funding
0.27%, 2/ 2/2009	$ 23,587 $	23,587

		47,174

TOTAL SHORT TERM INVESTMENTS	$ 47,174

Total Investments	$ 1,538,606
Other Assets in Excess of Liabilities, Net - 1.26%		19,683

TOTAL NET ASSETS - 100.00%	$ 1,558,289

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 55,075
Unrealized Depreciation		(734,947)

Net Unrealized Appreciation (Depreciation)		(679,872)
Cost for federal income tax purposes		2,218,478
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		23.03%
Financial		19.48%
Energy		18.07%
Communications		11.59%
Consumer, Cyclical		8.38%
Industrial		7.55%
Technology		6.28%
Utilities		4.00%
Basic Materials		0.36%
Other Assets in Excess of Liabilities, Net		1.26%

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	3.97%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P 500; March 2009	Buy	301	$ 65,332	$ 61,893	$ (3,439)
All dollar amounts are shown in thousands (000's)

186

Schedule of Investments
MidCap Blend Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (90.08%)			COMMON STOCKS (continued)
Advertising Sales (0.28%)			Diversified Operations (1.08%)
Lamar Advertising Co (a)	166,612 $	1,501	Onex Corp (a)	413,768 $	5,733

Aerospace & Defense Equipment (1.84%)			E-Commerce - Services (0.20%)
Alliant Techsystems Inc (a)	120,793	9,761	Liberty Media Corp - Interactive (a)	343,200	1,078

Applications Software (1.33%)			Electric - Generation (1.03%)
Intuit Inc (a)	127,880	2,896	AES Corp/The (a)	688,915	5,449
Microsoft Corp	242,515	4,147

		7,043	Electric - Integrated (5.62%)

			Allegheny Energy Inc	279,185	9,280
Belgium (0.18%)			Ameren Corp	122,688	4,079
RHJ International (a)	209,761	965	Constellation Energy Group Inc	500,746	13,170
Broadcasting Services & Programming (4.35%)			SCANA Corp	95,556	3,277

Discovery Communications Inc - A Shares (a)	407,790	5,913			29,806

Discovery Communications Inc - C Shares (a)	407,790	5,864	Electric - Transmission (0.07%)
Liberty Global Inc - A Shares (a)	265,070	3,862	Brookfield Infrastructure Partners LP	27,148	358
Liberty Global Inc - B Shares (a)	338,909	4,853
Liberty Media Corp - Capital Series A (a)	471,929	2,591	Electronic Components - Miscellaneous (0.69%)

		23,083	Gentex Corp	434,982	3,649

Building & Construction Products -			Electronic Components - Semiconductors (0.05%)
Miscellaneous (0.05%)			Microchip Technology Inc	12,842	244
USG Corp (a)	41,749	272
			Energy - Alternate Sources (2.64%)
Cable/Satellite TV (1.55%)
			Covanta Holding Corp (a)	809,109	13,989
DISH Network Corp (a)	638,958	8,204
			Food - Wholesale & Distribution (1.37%)
Casino Services (0.03%)
			Sysco Corp	326,855	7,286
International Game Technology	15,277	162
			Forestry (0.93%)
Commercial Services (2.43%)
			Weyerhaeuser Co	180,399	4,932
Iron Mountain Inc (a)	628,498	12,859
			Gas - Distribution (0.57%)
Commercial Services - Finance (2.34%)
			National Fuel Gas Co	100,088	2,999
Automatic Data Processing Inc	57,164	2,077
Lender Processing Services Inc	156,889	4,067	Gold Mining (4.29%)
Western Union Co/The	457,779	6,253	Franco-Nevada Corp	369,528	7,669

		12,397	Newmont Mining Corp	378,860	15,071

Consulting Services (2.31%)					22,740

SAIC Inc (a)	621,224	12,263	Independent Power Producer (1.02%)
			Calpine Corp (a)	726,710	5,385
Data Processing & Management (1.31%)
Broadridge Financial Solutions Inc	149,058	2,011	Insurance Brokers (2.50%)
Fidelity National Information Services Inc	311,551	4,956	Aon Corp	118,090	4,375

		6,967	Brown & Brown Inc	272,930	5,221

Dental Supplies & Equipment (0.72%)			Marsh & McLennan Cos Inc	188,935	3,652

DENTSPLY International Inc	142,686	3,840			13,248

			Investment Management & Advisory Services (0.72%)
Diversified Manufacturing Operations (0.52%)
			Ameriprise Financial Inc	112,839	2,274
Tyco International Ltd	130,941	2,752

Schedule of Investments
MidCap Blend Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Investment Management & Advisory Services			Pipelines (continued)
(continued)			Williams Cos Inc	563,284 $	7,970

Legg Mason Inc	97,192 $	1,561			15,189

		3,835

			Property & Casualty Insurance (4.18%)
Linen Supply & Related Items (3.25%)			Fidelity National Financial Inc	31,014	454
Cintas Corp	756,845	17,218	Markel Corp (a)	34,866	9,415
Medical - Drugs (2.56%)			Mercury General Corp	216,505	8,387
Valeant Pharmaceuticals International (a)	625,010	13,563	White Mountains Insurance Group Ltd	16,199	3,912

					22,168

Medical - HMO (1.26%)			Publishing - Newspapers (1.70%)
Coventry Health Care Inc (a)	440,221	6,660	Washington Post Co/The	23,051	9,003

Medical - Outpatient & Home Medical Care (1.58%)			Real Estate Operator & Developer (1.85%)
Lincare Holdings Inc (a)	347,876	8,366	Brookfield Asset Management Inc	486,352	7,675
			Forest City Enterprises Inc	314,052	2,123

Medical Instruments (2.45%)					9,798

St Jude Medical Inc (a)	357,017	12,985
			Reinsurance (1.87%)
Medical Laboratory & Testing Service (2.70%)			Everest Re Group Ltd	157,391	9,916
Laboratory Corp of America Holdings (a)	241,788	14,314
			Retail - Auto Parts (2.64%)
Medical Products (1.56%)			O'Reilly Automotive Inc (a)	482,342	14,022
Covidien Ltd	216,082	8,285
			Retail - Major Department Store (0.15%)
Motion Pictures & Services (0.21%)			TJX Cos Inc	39,816	773
Ascent Media Corp (a)	43,593	1,137
			Retail - Restaurants (0.04%)
Multi-Line Insurance (1.97%)			Yum! Brands Inc	7,763	222
Loews Corp	427,524	10,432
			Satellite Telecommunications (0.60%)
Multimedia (2.18%)			EchoStar Holding Corp (a)	211,928	3,192
Liberty Media Corp - Entertainment (a)	628,444	11,532
			Telephone - Integrated (1.24%)
Oil - Field Services (0.26%)			Telephone & Data Systems Inc	243,258	6,592
Weatherford International Ltd (a)	124,192	1,370
			Textile - Home Furnishings (0.26%)
Oil & Gas Drilling (0.95%)			Mohawk Industries Inc (a)	43,012	1,381
Nabors Industries Ltd (a)	458,068	5,016
			Transport - Truck (0.16%)
Oil Company - Exploration & Production (9.22%)			Heartland Express Inc	64,880	873
Cimarex Energy Co	301,665	7,493
Encore Acquisition Co (a)	430,404	11,698	Wireless Equipment (0.35%)
EOG Resources Inc	114,986	7,793	American Tower Corp (a)	61,335	1,861

Equitable Resources Inc	271,792	9,303	TOTAL COMMON STOCKS	$ 477,537

Newfield Exploration Co (a)	53,685	1,030		Principal
Questar Corp	274,369	9,323		Amount	Value
Rosetta Resources Inc (a)	283,500	1,721		(000's)	(000's)

XTO Energy Inc	13,682	508	SHORT TERM INVESTMENTS (4.60%)

		48,869	Commercial Paper (4.60%)

Pipelines (2.87%)			Investment in Joint Trading Account; HSBC
			Funding
Spectra Energy Corp	497,525	7,219	0.27%, 2/ 2/2009	$ 12,185 $	12,185

		Schedule of Investments
		MidCap Blend Fund
		January 31, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

SHORT TERM INVESTMENTS (continued)
Commercial Paper (continued)
Investment in Joint Trading Account;
Prudential Funding
0.27%, 2/ 2/2009	$ 12,185 $	12,185

		24,370

TOTAL SHORT TERM INVESTMENTS		$ 24,370

REPURCHASE AGREEMENTS (6.32%)
Money Center Banks (6.32%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.25%
dated 1/30/2009 maturing 2/02/2009
(collateralized by Sovereign Agency
Issues; $17,258,000; 0.00% - 4.88%; dated
07/27/09 - 06/13/18)	$ 16,755 $	16,755
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.25%; dated 1/30/2009 maturing
2/02/2009 (collateralized by Sovereign
Agency Issues; $17,258,000; 0.00% -
5.965%; dated 02/06/09 - 05/26/27)	16,755	16,755

		33,510

TOTAL REPURCHASE AGREEMENTS		$ 33,510

Total Investments		$ 535,417
Liabilities in Excess of Other Assets, Net - (1.00)%		(5,286)

TOTAL NET ASSETS - 100.00%		$ 530,131

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation		$ 25,284
Unrealized Depreciation		(227,206)

Net Unrealized Appreciation (Depreciation)		(201,922)
Cost for federal income tax purposes		737,339
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Sector		Percent

Financial		24.19%
Consumer, Non-cyclical		21.28%
Energy		15.93%
Communications		12.46%
Utilities		8.30%
Consumer, Cyclical		6.59%
Basic Materials		5.22%
Industrial		3.26%
Technology		2.69%
Diversified		1.08%
Liabilities in Excess of Other Assets, Net		(1.00%)

TOTAL NET ASSETS		100.00%

		189

Schedule of Investments
MidCap Growth Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.93%)			COMMON STOCKS (continued)
Airlines (2.41%)			Finance - Investment Banker & Broker (1.37%)
Delta Air Lines Inc (a)	58,536 $	404	TD Ameritrade Holding Corp (a)	57,921 $	651
UAL Corp (a)	79,006	746

		1,150	Food - Miscellaneous/Diversified (2.10%)

			Ralcorp Holdings Inc (a)	16,899	1,001
Applications Software (3.19%)
Citrix Systems Inc (a)	30,913	651	Food - Retail (1.04%)
Salesforce.com Inc (a)	32,672	869	Kroger Co/The	21,981	495

		1,520

Brewery (1.93%)			Gold Mining (1.63%)
Molson Coors Brewing Co	22,833	919	Goldcorp Inc	26,357	779

Building Products - Cement & Aggregate (1.38%)			Hazardous Waste Disposal (2.98%)
Martin Marietta Materials Inc	8,156	657	Stericycle Inc (a)	29,057	1,421

Cellular Telecommunications (2.22%)			Industrial Audio & Video Products (0.97%)
NII Holdings Inc (a)	54,555	1,058	Dolby Laboratories Inc (a)	18,181	465

Commercial Services (2.04%)			Instruments - Controls (1.26%)
Quanta Services Inc (a)	45,490	973	Mettler Toledo International Inc (a)	9,010	600

Consulting Services (3.91%)			Instruments - Scientific (1.61%)
FTI Consulting Inc (a)	24,296	996	Thermo Fisher Scientific Inc (a)	21,381	768
SAIC Inc (a)	44,006	869	Internet Infrastructure Software (2.95%)

		1,865	F5 Networks Inc (a)	63,492	1,408

Containers - Metal & Glass (1.91%)
Ball Corp	23,757	911	Medical - Biomedical/Gene (0.68%)
			Illumina Inc (a)	11,823	323
Disposable Medical Products (2.95%)
CR Bard Inc	16,453	1,408	Medical Instruments (6.74%)
			Edwards Lifesciences Corp (a)	12,087	695
Diversified Manufacturing Operations (1.10%)			Intuitive Surgical Inc (a)	3,691	381
SPX Corp	12,420	523	St Jude Medical Inc (a)	45,011	1,637
			Techne Corp	8,323	499

Electric Products - Miscellaneous (2.33%)					3,212

AMETEK Inc	34,740	1,110
			Medical Products (1.73%)
Electronic Components - Semiconductors (0.94%)			Varian Medical Systems Inc (a)	22,168	823
Altera Corp	29,113	448
			Medical Sterilization Products (2.39%)
Engineering - Research & Development Services (1.32%)			STERIS Corp	42,763	1,138
Aecom Technology Corp (a)	24,778	627
			Oil Company - Exploration & Production (4.09%)
Enterprise Software & Services (1.61%)			PetroHawk Energy Corp (a)	98,952	1,950
BMC Software Inc (a)	30,368	769
			Oil Field Machinery & Equipment (1.12%)
Entertainment Software (2.81%)			Cameron International Corp (a)	23,015	533
Activision Blizzard Inc (a)	152,884	1,339
			Pharmacy Services (2.86%)
Fiduciary Banks (2.09%)			Express Scripts Inc (a)	25,347	1,363
Northern Trust Corp	17,361	999
			Respiratory Products (1.86%)
			ResMed Inc (a)	22,235	887

Schedule of Investments
MidCap Growth Fund
January 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Retail - Apparel & Shoe (2.30%)			Money Center Banks (continued)
Urban Outfitters Inc (a)	70,359 $	1,096	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Retail - Restaurants (2.06%)			0.25%; dated 1/30/2009 maturing
Burger King Holdings Inc	44,049	980	2/02/2009 (collateralized by Sovereign
			Agency Issues; $1,066,000; 0.00% -
			5.965%; dated 02/06/09 - 05/26/27)	$ 1,035 $	1,035

Schools (7.72%)					2,070
Apollo Group Inc (a)	11,963	974

DeVry Inc	10,763	577	TOTAL REPURCHASE AGREEMENTS	$ 2,070

ITT Educational Services Inc (a)	13,379	1,639	Total Investments	$ 48,742
Strayer Education Inc	2,250	487	Liabilities in Excess of Other Assets, Net - (2.27)%		(1,084)

		3,677	TOTAL NET ASSETS - 100.00%	$ 47,658

Semiconductor Component - Integrated Circuits (1.54%)
Marvell Technology Group Ltd (a)	100,854	735
			(a) Non-Income Producing Security
Soap & Cleaning Products (2.12%)
Church & Dwight Co Inc	18,956	1,009	Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Therapeutics (0.47%)			of investments held by the fund as of the period end were as follows:
BioMarin Pharmaceutical Inc (a)	11,636	224
			Unrealized Appreciation	$ 1,710
Toys (2.07%)			Unrealized Depreciation		(12,848)

Hasbro Inc	40,804	985	Net Unrealized Appreciation (Depreciation)		(11,138)
			Cost for federal income tax purposes		59,880
Web Hosting & Design (2.13%)			All dollar amounts are shown in thousands (000's)
Equinix Inc (a)	18,990	1,013
			Portfolio Summary (unaudited)

Wireless Equipment (6.00%)			Sector		Percent

American Tower Corp (a)	48,988	1,486	Consumer, Non-cyclical		40.53%
Crown Castle International Corp (a)	70,368	1,374	Industrial		14.86%

		2,860	Communications		13.30%
			Technology		10.10%

TOTAL COMMON STOCKS	$ 46,672		Consumer, Cyclical		8.83%

			Financial		7.80%
	Principal		Energy		5.21%
	Amount	Value	Basic Materials		1.64%
	(000's)	(000's)	Liabilities in Excess of Other Assets, Net		(2.27%)

REPURCHASE AGREEMENTS (4.34%)			TOTAL NET ASSETS		100.00%

Money Center Banks (4.34%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.25%
dated 1/30/2009 maturing 2/02/2009
(collateralized by Sovereign Agency
Issues; $1,066,000; 0.00% - 4.88%; dated
07/27/09 - 06/13/18)	$ 1,035 $	1,035

Schedule of Investments
MidCap Growth Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.01%)			COMMON STOCKS (continued)
Advertising Agencies (0.50%)			Chemicals - Specialty (continued)
Interpublic Group of Cos Inc (a)	265,700 $	885	Terra Industries Inc	62,600 $	1,282

					2,127

Advertising Sales (0.07%)
Clear Channel Outdoor Holdings Inc (a)	23,900	124	Coal (0.72%)
			Alpha Natural Resources Inc (a)	33,700	550
Aerospace & Defense Equipment (1.60%)			Peabody Energy Corp	29,300	733

Alliant Techsystems Inc (a)	21,800	1,762			1,283

Goodrich Corp	27,700	1,071	Commercial Services (1.99%)

		2,833	Alliance Data Systems Corp (a)	22,400	932

Agricultural Chemicals (0.60%)			Iron Mountain Inc (a)	46,300	947
CF Industries Holdings Inc	22,600	1,062	Quanta Services Inc (a)	73,400	1,569
			TeleTech Holdings Inc (a)	9,000	73

Airlines (0.17%)					3,521

AMR Corp (a)	49,300	293
			Commercial Services - Finance (0.72%)
Apparel Manufacturers (0.49%)			Deluxe Corp	27,400	316
Coach Inc (a)	35,000	511	Paychex Inc	7,900	192
Hanesbrands Inc (a)	39,600	356	Total System Services Inc	60,297	763

		867			1,271

Audio & Video Products (0.37%)			Computer Aided Design (0.23%)
Harman International Industries Inc	40,500	652	Autodesk Inc (a)	24,800	411

Beverages - Non-Alcoholic (0.24%)			Computer Services (0.57%)
Hansen Natural Corp (a)	12,700	425	Affiliated Computer Services Inc (a)	22,000	1,009

Building - Mobile Home & Manufactured Housing (0.18%)			Computers - Integrated Systems (1.04%)
Thor Industries Inc	30,400	322	Brocade Communications Systems Inc (a)	74,200	283
			Micros Systems Inc (a)	47,900	690
Building - Residential & Commercial (0.39%)			NCR Corp (a)	68,500	859

NVR Inc (a)	1,600	682			1,832

			Computers - Memory Devices (1.17%)
Building Products - Air & Heating (0.67%)
			Seagate Technology	193,600	734
Lennox International Inc	42,300	1,189
			Western Digital Corp (a)	91,600	1,344

Cable/Satellite TV (0.51%)					2,078

DISH Network Corp (a)	70,700	908	Computers - Peripheral Equipment (0.14%)
			Logitech International SA (a)	26,700	256
Casino Hotels (0.15%)
Boyd Gaming Corp	55,100	265	Consulting Services (0.65%)
			SAIC Inc (a)	58,700	1,159
Cellular Telecommunications (0.28%)
US Cellular Corp (a)	11,800	495	Consumer Products - Miscellaneous (0.70%)
			Clorox Co	21,300	1,068
Chemicals - Diversified (0.34%)			Scotts Miracle-Gro Co/The	5,500	177

Celanese Corp	30,900	329			1,245

Huntsman Corp.	100,100	266

		595	Containers - Metal & Glass (0.98%)

			Crown Holdings Inc (a)	85,300	1,599
Chemicals - Specialty (1.20%)			Owens-Illinois Inc (a)	7,300	139

Chemtura Corp	257,003	193			1,738

International Flavors & Fragrances Inc	22,800	652

Schedule of Investments
MidCap Growth Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cosmetics & Toiletries (2.41%)			Electronic Components - Semiconductors
Avon Products Inc	76,100 $	1,556	(continued)
Chattem Inc (a)	26,900	1,819	Skyworks Solutions Inc (a)	36,600 $	158

Estee Lauder Cos Inc/The	33,900	890			2,912

		4,265	Electronic Connectors (0.84%)

Data Processing & Management (1.00%)			Amphenol Corp	57,100	1,493
Fiserv Inc (a)	29,100	924	Electronic Measurement Instruments (0.11%)
SEI Investments Co	67,100	850	Agilent Technologies Inc (a)	10,600	192

		1,774

Dental Supplies & Equipment (0.56%)			Electronic Parts Distribution (1.62%)
Patterson Cos Inc (a)	54,000	993	Arrow Electronics Inc (a)	35,200	671
			Avnet Inc (a)	111,000	2,200

Diagnostic Kits (0.31%)					2,871

Idexx Laboratories Inc (a)	16,500	541	Electronics - Military (1.11%)
Disposable Medical Products (0.88%)			L-3 Communications Holdings Inc	24,800	1,960
CR Bard Inc	18,100	1,549	Energy - Alternate Sources (0.20%)
Distribution & Wholesale (0.85%)			Covanta Holding Corp (a)	20,800	360
LKQ Corp (a)	64,600	746	Engineering - Research & Development Services (2.24%)
Tech Data Corp (a)	1,400	26	Fluor Corp	37,400	1,455
WESCO International Inc (a)	39,700	731	Foster Wheeler Ltd (a)	33,500	669

		1,503	KBR Inc	74,700	1,058

Diversified Manufacturing Operations (1.26%)			Shaw Group Inc/The (a)	27,900	775

Actuant Corp	53,300	878			3,957

Ingersoll-Rand Co Ltd	20,600	334	Enterprise Software & Services (0.39%)
SPX Corp	24,200	1,019	Novell Inc (a)	186,700	691

		2,231

E-Commerce - Services (0.35%)			Entertainment Software (0.09%)
Priceline.com Inc (a)	9,300	624	Take-Two Interactive Software Inc (a)	21,400	150

Electric - Integrated (0.64%)			Finance - Investment Banker & Broker (0.64%)
Allegheny Energy Inc	33,800	1,124	Investment Technology Group Inc (a)	52,100	1,130

Electric Products - Miscellaneous (0.54%)			Finance - Other Services (0.22%)
Molex Inc	71,900	961	MF Global Ltd (a)	54,700	148
			NASDAQ OMX Group Inc/The (a)	11,000	240

Electronic Components - Miscellaneous (0.84%)					388

AVX Corp.	44,800	409	Food - Meat Products (0.40%)
Benchmark Electronics Inc (a)	10,800	127	Tyson Foods Inc	79,700	705
Jabil Circuit Inc	136,100	792
Plexus Corp (a)	11,000	159	Garden Products (0.57%)

		1,487	Toro Co	34,200	1,013

Electronic Components - Semiconductors (1.65%)
Cree Inc (a)	13,200	263	Hazardous Waste Disposal (0.23%)
			Stericycle Inc (a)	8,400	411
Intersil Corp	49,900	465
LSI Corp (a)	278,600	886	Hospital Beds & Equipment (1.04%)
MEMC Electronic Materials Inc (a)	17,100	232	Hill-Rom Holdings Inc	59,900	843
ON Semiconductor Corp (a)	48,100	201
Silicon Laboratories Inc (a)	30,700	707

Schedule of Investments
MidCap Growth Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Hospital Beds & Equipment (continued)			Machinery Tools & Related Products (0.20%)
Kinetic Concepts Inc (a)	41,700 $	1,005	Kennametal Inc	22,100 $	355

		1,848

			Medical - Biomedical/Gene (1.08%)
Hotels & Motels (1.04%)			Alexion Pharmaceuticals Inc (a)	6,700	247
Choice Hotels International Inc	27,300	719	Millipore Corp (a)	25,200	1,390
Marriott International Inc/DE	69,100	1,127	United Therapeutics Corp (a)	4,000	272

		1,846			1,909

Human Resources (1.73%)			Medical - Drugs (1.70%)
Hewitt Associates Inc (a)	42,900	1,217	Cephalon Inc (a)	24,200	1,868
Manpower Inc	33,800	962	Endo Pharmaceuticals Holdings Inc (a)	50,400	1,132

Robert Half International Inc	51,500	873			3,000

		3,052

			Medical - Generic Drugs (0.71%)
Independent Power Producer (1.14%)			Watson Pharmaceuticals Inc (a)	45,900	1,252
Mirant Corp (a)	69,700	1,197
NRG Energy Inc (a)	35,400	827	Medical - HMO (2.04%)

		2,024	Centene Corp (a)	15,100	268

Industrial Audio & Video Products (0.23%)			CIGNA Corp	41,600	722
Dolby Laboratories Inc (a)	15,700	401	Coventry Health Care Inc (a)	40,500	613
			Humana Inc (a)	37,400	1,418
Instruments - Scientific (0.93%)			WellCare Health Plans Inc (a)	40,200	594

Thermo Fisher Scientific Inc (a)	45,900	1,649			3,615

Insurance Brokers (0.51%)			Medical - Hospitals (0.31%)
Brown & Brown Inc	47,600	911	Health Management Associates Inc (a)	168,500	268
			Tenet Healthcare Corp (a)	261,800	280

Internet Infrastructure Software (0.46%)					548

Akamai Technologies Inc (a)	60,400	814	Medical - Wholesale Drug Distribution (0.72%)
			AmerisourceBergen Corp	35,100	1,275
Investment Management & Advisory Services (0.57%)
Affiliated Managers Group Inc (a)	13,500	543	Medical Instruments (1.96%)
Federated Investors Inc	24,300	474	St Jude Medical Inc (a)	95,300	3,466

		1,017

Leisure & Recreation Products (0.18%)			Medical Laboratory & Testing Service (0.15%)
WMS Industries Inc (a)	14,000	311	ICON PLC ADR (a)	12,800	257

Machinery - Construction & Mining (0.49%)			Medical Products (3.59%)
Joy Global Inc	41,500	864	Becton Dickinson and Co	28,500	2,071
			Henry Schein Inc (a)	76,300	2,856
Machinery - Farm (0.04%)			Hospira Inc (a)	50,400	1,255
AGCO Corp (a)	3,400	72	Varian Medical Systems Inc (a)	4,500	167

					6,349

Machinery - General Industry (1.12%)
Manitowoc Co Inc/The	126,900	698	Metal - Aluminum (0.05%)
			Century Aluminum Co (a)	23,900	85
Roper Industries Inc	31,400	1,292

		1,990	Metal Processors & Fabrication (1.04%)

Machinery - Pumps (0.18%)			Precision Castparts Corp	22,900	1,487
Graco Inc	15,200	323	Timken Co	23,200	346

					1,833

Schedule of Investments
MidCap Growth Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Miscellaneous Manufacturers (0.10%)			Oil Refining & Marketing (continued)
John Bean Technologies Corp	17,800 $	173	Tesoro Corp	37,000 $	637

					2,203

Motion Pictures & Services (0.30%)
DreamWorks Animation SKG Inc (a)	24,400	536	Pharmacy Services (1.57%)
			Medco Health Solutions Inc (a)	42,200	1,896
Multimedia (0.39%)			Omnicare Inc	31,300	875

Factset Research Systems Inc	17,500	697			2,771

			Power Converter & Supply Equipment (0.51%)
Networking Products (0.42%)			Hubbell Inc	29,300	908
Anixter International Inc (a)	27,600	745
			Property & Casualty Insurance (0.56%)
Office Furnishings - Original (0.27%)			WR Berkley Corp	37,400	990
Herman Miller Inc	27,700	304
HNI Corp	13,600	180	Publishing - Books (0.16%)

		484	John Wiley & Sons Inc	8,100	287

Oil - Field Services (1.51%)
Helix Energy Solutions Group Inc (a)	50,900	262	Racetracks (0.52%)
Key Energy Services Inc (a)	110,500	377	Penn National Gaming Inc (a)	49,600	925
Oil States International Inc (a)	33,800	619	Reinsurance (0.09%)
Superior Energy Services Inc (a)	47,000	732	Transatlantic Holdings Inc	5,000	161
Weatherford International Ltd (a)	62,300	687

		2,677	REITS - Apartments (0.37%)

Oil & Gas Drilling (2.45%)			Apartment Investment & Management Co	72,903	648
Atwood Oceanics Inc (a)	62,800	1,046
			REITS - Diversified (0.23%)
ENSCO International Inc	35,900	982
			Digital Realty Trust Inc	12,700	405
Patterson-UTI Energy Inc	82,900	792
Rowan Cos Inc	52,100	660	REITS - Regional Malls (0.07%)
Unit Corp (a)	34,100	850	General Growth Properties Inc	188,600	123

		4,330

Oil Company - Exploration & Production (1.82%)			Research & Development (0.21%)
Mariner Energy Inc (a)	60,200	596	Pharmaceutical Product Development Inc	15,700	375
McMoRan Exploration Co (a)	4,500	30	Retail - Apparel & Shoe (1.93%)
Newfield Exploration Co (a)	40,600	779	Abercrombie & Fitch Co	40,200	718
Plains Exploration & Production Co (a)	41,700	881	American Eagle Outfitters Inc	94,900	855
St Mary Land & Exploration Co	22,300	431	AnnTaylor Stores Corp (a)	75,800	373
W&T Offshore Inc	39,600	498	Guess ? Inc	54,000	869

		3,215	Phillips-Van Heusen Corp	24,000	456

Oil Company - Integrated (0.64%)			Urban Outfitters Inc (a)	9,200	143

Murphy Oil Corp	25,700	1,135			3,414

Oil Field Machinery & Equipment (0.86%)			Retail - Auto Parts (1.16%)
Cameron International Corp (a)	16,700	387	Advance Auto Parts Inc	32,000	1,047
FMC Technologies Inc (a)	8,900	263	AutoZone Inc (a)	7,600	1,010

National Oilwell Varco Inc (a)	33,200	878			2,057

		1,528	Retail - Automobile (0.76%)

Oil Refining & Marketing (1.25%)			Carmax Inc (a)	106,200	878
Sunoco Inc	33,800	1,566	Copart Inc (a)	19,100	460

					1,338

Schedule of Investments
MidCap Growth Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Computer Equipment (0.35%)			Telecommunication Equipment (1.05%)
GameStop Corp (a)	25,200 $	624	Harris Corp	42,800 $	1,853

Retail - Discount (0.58%)			Telecommunication Equipment - Fiber Optics (0.57%)
Big Lots Inc (a)	36,900	496	Ciena Corp (a)	96,300	601
Family Dollar Stores Inc	19,000	528	JDS Uniphase Corp (a)	113,000	410

		1,024			1,011

Retail - Mail Order (0.12%)			Telecommunication Services (1.25%)
Williams-Sonoma Inc	27,200	215	Embarq Corp	28,000	1,000
			NTELOS Holdings Corp	55,600	1,203

Retail - Pawn Shops (0.36%)					2,203

Cash America International Inc	35,000	640
			Tobacco (0.84%)
Retail - Pet Food & Supplies (0.42%)			Lorillard Inc	24,900	1,481
PetSmart Inc	39,700	745
			Transport - Marine (0.32%)
Retail - Regional Department Store (0.36%)			Frontline Ltd/Bermuda	10,900	311
Kohl's Corp (a)	17,200	631	Kirby Corp (a)	10,900	261

					572

Retail - Restaurants (2.39%)			Transport - Services (0.84%)
Brinker International Inc	5,500	60	Ryder System Inc	24,800	838
Chipotle Mexican Grill Inc (a)	18,300	874	UTI Worldwide Inc	59,800	655

Darden Restaurants Inc	48,500	1,272			1,493

Jack in the Box Inc (a)	16,100	364
Panera Bread Co (a)	23,000	1,080	Transport - Truck (1.61%)
Yum! Brands Inc	20,200	578	Con-way Inc	37,500	826

		4,228	JB Hunt Transport Services Inc	35,400	789

			Landstar System Inc	34,300	1,230

Russian Federation (0.10%)					2,845

CTC Media Inc (a)	50,100	173
			Vitamins & Nutrition Products (0.31%)
Savings & Loans - Thrifts (0.27%)			NBTY Inc (a)	28,700	542
New York Community Bancorp Inc	35,500	470
			Web Hosting & Design (0.88%)
Schools (1.13%)			Equinix Inc (a)	29,200	1,558
Capella Education Co (a)	16,200	896
Strayer Education Inc	5,100	1,104	Web Portals (0.68%)

		2,000	Earthlink Inc (a)	141,300	1,064

			Sohu.com Inc (a)	3,300	131

Semiconductor Component - Integrated Circuits (0.35%)					1,195

Integrated Device Technology Inc (a)	106,400	611
			Wire & Cable Products (0.43%)
Soap & Cleaning Products (1.10%)			General Cable Corp (a)	46,300	762
Church & Dwight Co Inc	36,400	1,938
			Wireless Equipment (1.77%)
Steel - Producers (0.76%)			American Tower Corp (a)	48,300	1,465
AK Steel Holding Corp	77,800	628	SBA Communications Corp (a)	84,100	1,674

Schnitzer Steel Industries Inc	5,900	232			3,139

Steel Dynamics Inc	46,000	488	TOTAL COMMON STOCKS	$ 171,644

		1,348

Steel - Specialty (0.19%)
Allegheny Technologies Inc	15,400	340

		Schedule of Investments
		MidCap Growth Fund II
		January 31, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

SHORT TERM INVESTMENTS (2.16%)
Commercial Paper (2.16%)
Investment in Joint Trading Account; HSBC
Funding
0.27%, 2/ 2/2009	$ 1,912 $	1,912
Investment in Joint Trading Account;
Prudential Funding
0.27%, 2/ 2/2009	1,913	1,913

		3,825

TOTAL SHORT TERM INVESTMENTS	$ 3,825

Total Investments	$ 175,469
Other Assets in Excess of Liabilities, Net - 0.83%		1,466

TOTAL NET ASSETS - 100.00%	$ 176,935

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 2,415
Unrealized Depreciation		(113,036)

Net Unrealized Appreciation (Depreciation)		(110,621)
Cost for federal income tax purposes		286,090
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		29.02%
Industrial		20.10%
Consumer, Cyclical		13.91%
Energy		9.46%
Communications		9.44%
Technology		6.63%
Financial		5.69%
Basic Materials		3.14%
Utilities		1.78%
Other Assets in Excess of Liabilities, Net		0.83%

TOTAL NET ASSETS		100.00%

Schedule of Investments
MidCap Growth Fund III
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.89%)			COMMON STOCKS (continued)
Aerospace & Defense Equipment (0.22%)			Chemicals - Plastics (0.13%)
Goodrich Corp	36,253 $	1,402	Schulman A Inc	54,408 $	824

Agricultural Chemicals (0.11%)			Chemicals - Specialty (1.01%)
CF Industries Holdings Inc	14,869	699	Ashland Inc	92,659	743
			Ecolab Inc	133,650	4,539
Airlines (0.33%)			Sigma-Aldrich Corp	14,613	527
Continental Airlines Inc (a)	158,190	2,131	Terra Industries Inc	33,507	686

					6,495

Apparel Manufacturers (0.49%)
Coach Inc (a)	82,314	1,202	Coal (1.12%)
Polo Ralph Lauren Corp	26,004	1,067	Consol Energy Inc	265,960	7,250
VF Corp	15,979	895

		3,164	Coatings & Paint (0.10%)

			Sherwin-Williams Co/The	13,524	646
Applications Software (1.32%)
Citrix Systems Inc (a)	191,114	4,021	Commercial Services (1.08%)
Intuit Inc (a)	175,260	3,970	Alliance Data Systems Corp (a)	17,757	739
Salesforce.com Inc (a)	20,372	542	Quanta Services Inc (a)	248,760	5,318

		8,533	Weight Watchers International Inc	39,537	902

Beverages - Non-Alcoholic (0.96%)					6,959

Coca-Cola Enterprises Inc	100,608	1,130	Commercial Services - Finance (1.84%)
Hansen Natural Corp (a)	151,217	5,066	Equifax Inc	84,510	2,089

		6,196	H&R Block Inc	117,318	2,432

Beverages - Wine & Spirits (0.68%)			Heartland Payment Systems Inc	57,742	524
Brown-Forman Corp	97,034	4,406	Paychex Inc	215,990	5,246
			Total System Services Inc	86,077	1,090
Building - Residential & Commercial (2.06%)			Western Union Co/The	35,977	491

NVR Inc (a)	1,841	785			11,872

Pulte Homes Inc	670,660	6,807	Computer Aided Design (0.13%)
Toll Brothers Inc (a)	336,960	5,735	ANSYS Inc (a)	34,402	855

		13,327

Building Products - Cement & Aggregate (0.61%)			Computer Services (0.12%)
Martin Marietta Materials Inc	48,760	3,926	Cognizant Technology Solutions Corp (a)	40,927	767

Cable/Satellite TV (0.69%)			Computer Software (0.34%)
Cablevision Systems Corp	203,110	3,256	Omniture Inc (a)	240,295	2,184
DISH Network Corp (a)	91,862	1,179

			Computers - Integrated Systems (0.28%)
		4,435	NCR Corp (a)	90,868	1,140

Casino Hotels (0.68%)			Teradata Corp (a)	52,704	692

Wynn Resorts Ltd (a)	144,970	4,361			1,832

Cellular Telecommunications (0.94%)			Computers - Memory Devices (1.53%)
MetroPCS Communications Inc (a)	376,460	5,116	NetApp Inc (a)	371,163	5,504
NII Holdings Inc (a)	49,364	958	SanDisk Corp (a)	347,240	3,969

		6,074	Western Digital Corp (a)	26,152	384

					9,857

Chemicals - Diversified (0.10%)
FMC Corp	15,051	672	Consulting Services (1.00%)
			FTI Consulting Inc (a)	71,090	2,916
			SAIC Inc (a)	100,116	1,976

Schedule of Investments
MidCap Growth Fund III
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Consulting Services (continued)			Electronic Components - Miscellaneous (0.08%)
Watson Wyatt Worldwide Inc	33,771 $	1,570	Garmin Ltd	31,172 $	547

		6,462

			Electronic Components - Semiconductors (3.38%)
Consumer Products - Miscellaneous (0.63%)			Altera Corp	398,260	6,126
Clorox Co	81,460	4,085	Broadcom Corp (a)	504,723	8,000
Containers - Paper & Plastic (0.48%)			Intersil Corp	52,221	486
Pactiv Corp (a)	141,990	3,070	MEMC Electronic Materials Inc (a)	35,823	487
			Microchip Technology Inc	63,524	1,205
Cosmetics & Toiletries (1.19%)			National Semiconductor Corp	41,240	418
Alberto-Culver Co	239,790	5,865	Nvidia Corp (a)	102,914	818
Avon Products Inc	88,694	1,814	PMC - Sierra Inc (a)	874,570	4,259

		7,679			21,799

Data Processing & Management (0.21%)			Electronic Forms (0.43%)
Dun & Bradstreet Corp	17,715	1,346	Adobe Systems Inc (a)	145,110	2,802

Dental Supplies & Equipment (0.60%)			Electronic Measurement Instruments (0.25%)
DENTSPLY International Inc	119,430	3,214	Agilent Technologies Inc (a)	68,967	1,247
Patterson Cos Inc (a)	34,818	640	Trimble Navigation Ltd (a)	25,261	374

		3,854			1,621

Dialysis Centers (0.65%)			Electronic Parts Distribution (0.09%)
DaVita Inc (a)	89,670	4,215	Arrow Electronics Inc (a)	30,449	581

Distribution & Wholesale (0.08%)			Electronics - Military (0.27%)
Fossil Inc (a)	42,779	494	L-3 Communications Holdings Inc	21,965	1,736

Diversified Financial Services (0.72%)			Energy - Alternate Sources (1.15%)
IntercontinentalExchange Inc (a)	81,870	4,661	Covanta Holding Corp (a)	214,410	3,707
			First Solar Inc (a)	26,180	3,739

Diversified Manufacturing Operations (2.23%)					7,446

Brink's Co/The	54,172	1,432
Cooper Industries Ltd	17,877	481	Engineering - Research & Development Services (1.32%)
			EMCOR Group Inc (a)	20,825	429
ESCO Technologies Inc (a)	126,960	4,499
			Fluor Corp	56,161	2,184
Harsco Corp	28,732	682
			Jacobs Engineering Group Inc (a)	122,052	4,720
ITT Corp	30,759	1,393
			McDermott International Inc (a)	115,416	1,197

Parker Hannifin Corp	137,987	5,272
					8,530

SPX Corp	15,102	636

		14,395	Engines - Internal Combustion (0.17%)

			Cummins Inc	44,800	1,074
E-Commerce - Services (0.74%)
Priceline.com Inc (a)	70,963	4,761	Enterprise Software & Services (0.60%)
			BMC Software Inc (a)	36,150	916
Electric - Integrated (1.12%)
			CA Inc	84,052	1,512
Alliant Energy Corp	21,844	630
			Sybase Inc (a)	52,019	1,420

Edison International	54,741	1,783
					3,848

PPL Corp	157,330	4,823

		7,236	Entertainment Software (0.72%)

			Activision Blizzard Inc (a)	530,466	4,647
Electric Products - Miscellaneous (1.17%)
AMETEK Inc	180,430	5,766	Fiduciary Banks (0.89%)
Molex Inc	136,116	1,820	Northern Trust Corp	100,310	5,770

		7,586

Schedule of Investments
MidCap Growth Fund III
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Investment Banker & Broker (0.41%)			Internet Security (1.61%)
Greenhill & Co Inc	9,985 $	649	McAfee Inc (a)	341,331 $	10,407
Lazard Ltd	44,943	1,191
TD Ameritrade Holding Corp (a)	69,913	786	Investment Management & Advisory Services (1.50%)

		2,626	BlackRock Inc	19,100	2,078

			Federated Investors Inc	45,604	890
Food - Miscellaneous/Diversified (0.14%)			T Rowe Price Group Inc	221,890	6,120
ConAgra Foods Inc	53,971	923	Waddell & Reed Financial Inc	43,712	617

Food - Retail (0.14%)					9,705

Whole Foods Market Inc	89,470	917	Leisure & Recreation Products (0.82%)
			WMS Industries Inc (a)	238,890	5,308
Footwear & Related Apparel (0.69%)
Deckers Outdoor Corp (a)	85,210	4,451	Life & Health Insurance (0.25%)
			Aflac Inc	70,925	1,646
Gas - Distribution (0.60%)
Laclede Group Inc/The	26,299	1,194	Machinery - Construction & Mining (0.10%)
Sempra Energy	60,640	2,658	Joy Global Inc	29,531	615

		3,852

			Machinery - Farm (0.04%)
Hazardous Waste Disposal (1.50%)			AGCO Corp (a)	12,639	269
Clean Harbors Inc (a)	42,860	2,293
Stericycle Inc (a)	150,507	7,363	Machinery - General Industry (0.06%)

		9,656	Robbins & Myers Inc	21,999	380

Hospital Beds & Equipment (0.08%)
Kinetic Concepts Inc (a)	20,294	489	Machinery - Pumps (0.12%)
			Flowserve Corp	14,334	764
Hotels & Motels (0.68%)
Choice Hotels International Inc	65,732	1,730	Medical - Biomedical/Gene (3.82%)
Starwood Hotels & Resorts Worldwide Inc	177,450	2,683	Alexion Pharmaceuticals Inc (a)	219,580	8,096

		4,413	Illumina Inc (a)	200,780	5,493

			Life Technologies Corp (a)	57,773	1,471
Human Resources (0.65%)			Myriad Genetics Inc (a)	63,797	4,758
Robert Half International Inc	246,295	4,175	OSI Pharmaceuticals Inc (a)	12,031	428
			United Therapeutics Corp (a)	64,721	4,398

Industrial Audio & Video Products (0.14%)
					24,644

Dolby Laboratories Inc (a)	36,312	928
			Medical - Drugs (1.55%)
Industrial Gases (0.86%)			Allergan Inc/United States	151,802	5,787
Airgas Inc	157,899	5,575	Endo Pharmaceuticals Holdings Inc (a)	80,261	1,803
			Forest Laboratories Inc (a)	55,724	1,395
Instruments - Controls (0.12%)			King Pharmaceuticals Inc (a)	118,933	1,040

Mettler Toledo International Inc (a)	11,511	766			10,025

Instruments - Scientific (0.18%)			Medical - HMO (1.32%)
Waters Corp (a)	31,352	1,134	Aetna Inc	122,380	3,794
			CIGNA Corp	99,239	1,723
Insurance Brokers (0.63%)			Coventry Health Care Inc (a)	45,844	693
Aon Corp	110,560	4,096	Health Net Inc (a)	15,384	225
			Humana Inc (a)	55,177	2,093

Internet Infrastructure Software (1.18%)					8,528

Akamai Technologies Inc (a)	49,221	664
F5 Networks Inc (a)	314,631	6,975	Medical - Wholesale Drug Distribution (0.86%)

		7,639	AmerisourceBergen Corp	152,080	5,524

Schedule of Investments
MidCap Growth Fund III
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Instruments (0.81%)			Oil Field Machinery & Equipment (continued)
Intuitive Surgical Inc (a)	24,774 $	2,557	Dresser-Rand Group Inc (a)	191,820 $	3,736

St Jude Medical Inc (a)	73,094	2,659			9,401

		5,216	Oil Refining & Marketing (0.32%)

Medical Laboratory & Testing Service (0.20%)			Frontier Oil Corp	23,918	342
Laboratory Corp of America Holdings (a)	21,578	1,277	Sunoco Inc	37,479	1,736

					2,078

Medical Products (0.20%)
Henry Schein Inc (a)	34,816	1,303	Pharmacy Services (1.66%)
			Express Scripts Inc (a)	149,308	8,027
Metal - Iron (0.51%)			Omnicare Inc	96,940	2,710

Cliffs Natural Resources Inc	143,291	3,320			10,737

			Printing - Commercial (0.35%)
Metal Processors & Fabrication (1.39%)			VistaPrint Ltd (a)	98,495	2,256
Precision Castparts Corp	122,936	7,985
Timken Co	64,570	961	Property & Casualty Insurance (0.48%)

		8,946	WR Berkley Corp	117,322	3,107

Networking Products (1.36%)
Atheros Communications Inc (a)	241,032	2,895	Quarrying (0.79%)
Juniper Networks Inc (a)	416,150	5,893	Compass Minerals International Inc	84,580	5,089

		8,788	Recreational Vehicles (0.06%)

Office Automation & Equipment (0.07%)			Polaris Industries Inc	16,904	360
Xerox Corp	71,521	475
			REITS - Office Property (0.16%)
Oil - Field Services (0.81%)			Boston Properties Inc	11,328	490
Smith International Inc	73,980	1,680	SL Green Realty Corp	33,478	526

Weatherford International Ltd (a)	323,400	3,567			1,016

		5,247	REITS - Regional Malls (0.15%)

Oil & Gas Drilling (0.74%)			Taubman Centers Inc	49,922	991
ENSCO International Inc	53,324	1,459
Noble Corp	69,405	1,884	Rental - Auto & Equipment (0.08%)
Patterson-UTI Energy Inc	48,481	463	Rent-A-Center Inc/TX (a)	33,507	498
Unit Corp (a)	39,637	989

			Respiratory Products (0.71%)
		4,795

			ResMed Inc (a)	115,250	4,599
Oil Company - Exploration & Production (4.12%)
Cimarex Energy Co	58,846	1,462	Retail - Apparel & Shoe (2.26%)
Goodrich Petroleum Corp (a)	115,520	3,338	Aeropostale Inc (a)	49,698	1,049
Nexen Inc	101,056	1,465	Buckle Inc/The	33,328	705
Noble Energy Inc	33,176	1,623	Gap Inc/The	86,920	980
Questar Corp	154,320	5,244	Guess ? Inc	295,400	4,753
Range Resources Corp	153,425	5,499	Ross Stores Inc	46,602	1,371
Southwestern Energy Co (a)	245,849	7,781	Urban Outfitters Inc (a)	367,430	5,725

W&T Offshore Inc	13,992	176			14,583

		26,588	Retail - Auto Parts (0.42%)

Oil Company - Integrated (0.23%)			AutoZone Inc (a)	20,531	2,728
Murphy Oil Corp	33,524	1,481
			Retail - Automobile (0.18%)
Oil Field Machinery & Equipment (1.46%)			Copart Inc (a)	47,960	1,155
Cameron International Corp (a)	244,590	5,665

Schedule of Investments
MidCap Growth Fund III
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Catalog Shopping (0.10%)			Steel - Specialty (0.09%)
MSC Industrial Direct Co	18,907 $	648	Allegheny Technologies Inc	25,387 $	561

Retail - Computer Equipment (0.97%)			Telecommunication Services (0.09%)
GameStop Corp (a)	251,900	6,242	NeuStar Inc (a)	42,752	582

Retail - Discount (0.69%)			Telephone - Integrated (0.23%)
Big Lots Inc (a)	31,632	426	Windstream Corp	168,396	1,462
BJ's Wholesale Club Inc (a)	29,153	836
Dollar Tree Inc (a)	27,917	1,192	Therapeutics (0.31%)
Family Dollar Stores Inc	72,809	2,022	Warner Chilcott Ltd (a)	146,331	2,012

		4,476

			Tobacco (0.11%)
Retail - Major Department Store (0.20%)			Reynolds American Inc	18,284	698
TJX Cos Inc	65,713	1,276
			Toys (0.45%)
Retail - Office Supplies (0.63%)			Hasbro Inc	74,441	1,796
Staples Inc	253,230	4,037	Marvel Entertainment Inc (a)	41,066	1,130

					2,926

Retail - Regional Department Store (1.39%)
Kohl's Corp (a)	245,270	9,004	Transport - Marine (0.39%)
			Kirby Corp (a)	45,265	1,085
Retail - Restaurants (2.34%)			Tidewater Inc	33,859	1,409

Darden Restaurants Inc	168,180	4,410			2,494

Yum! Brands Inc	373,067	10,677	Transport - Services (1.60%)

		15,087	CH Robinson Worldwide Inc	125,720	5,781

Savings & Loans - Thrifts (1.08%)			Expeditors International of Washington Inc	120,660	3,355
Hudson City Bancorp Inc	385,907	4,477	Ryder System Inc	34,756	1,174

People's United Financial Inc	153,320	2,508			10,310

		6,985	Transport - Truck (0.55%)

Schools (2.56%)			Arkansas Best Corp	76,144	1,781
Apollo Group Inc (a)	123,183	10,035	JB Hunt Transport Services Inc	80,650	1,796

ITT Educational Services Inc (a)	53,271	6,526			3,577

		16,561	Vitamins & Nutrition Products (0.60%)

Semiconductor Component - Integrated Circuits (0.64%)			Herbalife Ltd	187,394	3,844
Analog Devices Inc	49,252	984
Emulex Corp (a)	47,112	269	Web Portals (0.06%)
Integrated Device Technology Inc (a)	123,634	710	Sohu.com Inc (a)	10,398	411
Linear Technology Corp	93,269	2,184

			Wireless Equipment (1.12%)
		4,147

			American Tower Corp (a)	239,073	7,254

Semiconductor Equipment (2.90%)			TOTAL COMMON STOCKS	$ 619,072

Kla-Tencor Corp	302,828	6,069
				Principal
Lam Research Corp (a)	349,051	7,054
				Amount	Value
Varian Semiconductor Equipment				(000's)	(000's)

Associates Inc (a)	293,126	5,581

		18,704	SHORT TERM INVESTMENTS (2.50%)

			Commercial Paper (2.50%)
Steel - Producers (0.18%)			Investment in Joint Trading Account; HSBC
Carpenter Technology Corp	26,578	438	Funding
Nucor Corp	18,009	735	0.27%, 2/ 2/2009	$ 8,084 $	8,084

		1,173

		Schedule of Investments
		MidCap Growth Fund III
		January 31, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

SHORT TERM INVESTMENTS (continued)
Commercial Paper (continued)
Investment in Joint Trading Account;
Prudential Funding
0.27%, 2/ 2/2009	$ 8,085 $	8,085

		16,169

TOTAL SHORT TERM INVESTMENTS	$ 16,169

Total Investments	$ 635,241
Other Assets in Excess of Liabilities, Net - 1.61%		10,383

TOTAL NET ASSETS - 100.00%	$ 645,624

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 22,365
Unrealized Depreciation		(236,995)

Net Unrealized Appreciation (Depreciation)		(214,630)
Cost for federal income tax purposes		849,871
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		24.77%
Consumer, Cyclical		15.52%
Industrial		13.06%
Technology		12.67%
Energy		9.96%
Financial		8.79%
Communications		8.02%
Basic Materials		3.88%
Utilities		1.72%
Other Assets in Excess of Liabilities, Net		1.61%

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	3.31%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P Mid 400 eMini; March 2009	Buy	430	$ 22,109	$ 21,384	$ (725)
All dollar amounts are shown in thousands (000's)

203

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.22%)			COMMON STOCKS (continued)
Advertising Sales (0.11%)			Building & Construction - Miscellaneous (0.04%)
Lamar Advertising Co (a)	18,119 $	163	Dycom Industries Inc (a)	9,391 $	64

Aerospace & Defense Equipment (0.56%)			Building & Construction Products -
Alliant Techsystems Inc (a)	7,804	631	Miscellaneous (0.03%)
BE Aerospace Inc (a)	23,727	229	Louisiana-Pacific Corp	21,683	45

		860	Building Products - Cement & Aggregate (0.52%)

Airlines (0.38%)			Martin Marietta Materials Inc	9,882	796
Airtran Holdings Inc (a)	27,964	114
Alaska Air Group Inc (a)	8,637	228	Casino Hotels (0.04%)
JetBlue Airways Corp (a)	43,710	246	Boyd Gaming Corp	13,616	66

		588

			Casino Services (0.13%)
Apparel Manufacturers (0.24%)			Scientific Games Corp (a)	15,509	195
Hanesbrands Inc (a)	22,299	200
Under Armour Inc (a)	8,701	161	Chemicals - Diversified (0.68%)

		361	FMC Corp	17,657	788

Auction House & Art Dealer (0.09%)			Olin Corp	18,340	258

Sotheby's	16,052	140			1,046

			Chemicals - Specialty (1.69%)
Auto - Medium & Heavy Duty Trucks (0.08%)			Albemarle Corp	21,758	484
Oshkosh Corp	17,755	128	Ashland Inc	15,781	127
			Cabot Corp	15,606	209
Auto/Truck Parts & Equipment - Original (0.34%)			Chemtura Corp	57,844	43
ArvinMeritor Inc	17,606	31
			Cytec Industries Inc	11,239	230
BorgWarner Inc	27,622	466
			Ferro Corp	10,435	41
Modine Manufacturing Co	7,825	22

			Lubrizol Corp	16,043	547
		519

			Minerals Technologies Inc	4,471	169
Batteries & Battery Systems (0.43%)			Sensient Technologies Corp	11,533	248
Energizer Holdings Inc (a)	13,909	663	Terra Industries Inc	24,363	499

					2,597

Beverages - Non-Alcoholic (0.53%)
Hansen Natural Corp (a)	17,639	591	Coal (0.39%)
PepsiAmericas Inc	13,668	220	Arch Coal Inc	34,079	518

		811	Patriot Coal Corp (a)	15,137	77

					595

Building - Heavy Construction (0.18%)
Granite Construction Inc	7,849	276	Coatings & Paint (0.52%)
			RPM International Inc	30,705	378
Building - Maintenance & Service (0.10%)			Valspar Corp	23,804	413

Rollins Inc	9,865	154			791

Building - Mobile Home & Manufactured Housing (0.06%)			Commercial Banks (3.49%)
Thor Industries Inc	8,464	90	Associated Banc-Corp	30,465	477
			Bancorpsouth Inc	17,247	326
Building - Residential & Commercial (1.00%)			Bank of Hawaii Corp	11,381	408
Hovnanian Enterprises Inc (a)	12,083	21	Cathay General Bancorp	11,810	150
MDC Holdings Inc	8,772	269	City National Corp/CA	9,653	334
NVR Inc (a)	1,301	554	Colonial BancGroup Inc/The	48,289	38
Ryland Group Inc	10,192	159	Commerce Bancshares Inc	15,734	550
Toll Brothers Inc (a)	31,078	529	Cullen/Frost Bankers Inc	14,151	619

		1,532	FirstMerit Corp	19,316	312

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Consulting Services (continued)
Fulton Financial Corp	41,740 $	293	SAIC Inc (a)	48,359 $	955

International Bancshares Corp	12,087	220			1,976

PacWest Bancorp	5,851	99	Consumer Products - Miscellaneous (0.46%)
SVB Financial Group (a)	7,822	163	American Greetings Corp	10,833	47
Synovus Financial Corp	66,976	265	Blyth Inc	5,769	20
TCF Financial Corp	27,486	341	Scotts Miracle-Gro Co/The	10,448	336
Valley National Bancorp	32,190	419	Tupperware Brands Corp	14,788	304

Webster Financial Corp	12,577	53			707

Westamerica Bancorporation	6,891	294

		5,361	Containers - Metal & Glass (0.16%)

			Greif Inc	8,132	246
Commercial Services (1.07%)
Alliance Data Systems Corp (a)	15,396	641	Containers - Paper & Plastic (0.68%)
Quanta Services Inc (a)	47,065	1,006	Packaging Corp of America	24,426	347

		1,647	Sonoco Products Co	23,789	545

Commercial Services - Finance (0.86%)			Temple-Inland Inc	25,407	144

Deluxe Corp	12,198	141			1,036

Global Payments Inc	19,130	664	Cosmetics & Toiletries (0.32%)
Lender Processing Services Inc	19,999	518	Alberto-Culver Co	20,331	497

		1,323

			Data Processing & Management (0.76%)
Computer Aided Design (0.51%)			Acxiom Corp	16,203	154
ANSYS Inc (a)	21,397	532
			Broadridge Financial Solutions Inc	33,729	455
Parametric Technology Corp (a)	27,718	249

			Fair Isaac Corp	11,564	147
		781

			SEI Investments Co	31,825	403

Computer Services (0.31%)					1,159

DST Systems Inc (a)	9,705	308
			Decision Support Software (0.08%)
SRA International Inc (a)	10,042	164

			Wind River Systems Inc (a)	16,187	129
		472

Computer Software (0.20%)			Diagnostic Equipment (0.72%)
Metavante Technologies Inc (a)	21,411	311	Affymetrix Inc (a)	16,746	53
			Gen-Probe Inc (a)	12,971	584
Computers (0.13%)			Immucor Inc (a)	16,821	466

Palm Inc (a)	26,183	201			1,103

Computers - Integrated Systems (0.80%)			Diagnostic Kits (0.30%)
Diebold Inc	15,768	391	Idexx Laboratories Inc (a)	14,208	466
Jack Henry & Associates Inc	20,160	359
			Direct Marketing (0.04%)
NCR Corp (a)	37,642	472

			Harte-Hanks Inc	9,061	57
		1,222

Computers - Memory Devices (0.55%)			Distribution & Wholesale (0.71%)
Imation Corp	7,191	70	Ingram Micro Inc (a)	39,323	483
Western Digital Corp (a)	52,852	776	LKQ Corp (a)	33,346	385

		846	Tech Data Corp (a)	11,931	216

					1,084

Consulting Services (1.29%)
Corporate Executive Board Co	8,118	164	Diversified Manufacturing Operations (2.20%)
FTI Consulting Inc (a)	12,122	497	Brink's Co/The	9,717	257
Gartner Inc (a)	14,136	200	Carlisle Cos Inc	14,552	272
Navigant Consulting Inc (a)	11,164	160	Crane Co	11,560	201

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations			Electronic Design Automation (0.63%)
(continued)			Cadence Design Systems Inc (a)	62,082 $	235
Federal Signal Corp	11,307 $	76	Mentor Graphics Corp (a)	22,032	102
Harsco Corp	19,922	473	Synopsys Inc (a)	34,372	636

Matthews International Corp	7,291	284			973

Pentair Inc	23,527	538
SPX Corp	12,982	547	Electronic Measurement Instruments (0.47%)
Teleflex Inc	9,473	504	National Instruments Corp	13,601	292
Trinity Industries Inc	18,973	218	Trimble Navigation Ltd (a)	28,517	423

		3,370			715

E-Commerce - Services (0.66%)			Electronic Parts Distribution (0.82%)
NetFlix Inc (a)	9,936	359	Arrow Electronics Inc (a)	28,458	543
Priceline.com Inc (a)	9,682	650	Avnet Inc (a)	35,936	712

		1,009			1,255

Electric - Integrated (5.42%)			E-Marketing & Information (0.23%)
Alliant Energy Corp	26,347	760	Digital River Inc (a)	8,848	219
Black Hills Corp	9,172	243	Valueclick Inc (a)	20,694	130

DPL Inc	27,662	596			349

Great Plains Energy Inc	28,367	541	Engineering - Research & Development Services (1.16%)
Hawaiian Electric Industries Inc	21,500	466	KBR Inc	38,535	546
IDACORP Inc	10,869	316	Shaw Group Inc/The (a)	19,924	554
MDU Resources Group Inc	43,811	871	URS Corp (a)	19,917	678

Northeast Utilities	37,141	884			1,778

NSTAR	25,478	862	Enterprise Software & Services (0.57%)
NV Energy Inc	55,855	599	Advent Software Inc (a)	3,982	87
OGE Energy Corp	22,133	546	Mantech International Corp (a)	4,983	267
PNM Resources Inc	20,628	207	Sybase Inc (a)	19,335	528

Puget Energy Inc	30,934	910			882

Westar Energy Inc	25,832	519

		8,320	Environmental Monitoring & Detection (0.09%)

			Mine Safety Appliances Co	7,085	139
Electric Products - Miscellaneous (0.53%)
AMETEK Inc	25,458	814	Fiduciary Banks (0.14%)
			Wilmington Trust Corp	16,241	222
Electronic Components - Miscellaneous (0.27%)
Gentex Corp	33,321	279	Filtration & Separation Products (0.37%)
Vishay Intertechnology Inc (a)	44,501	132	Donaldson Co Inc	18,352	571

		411

			Finance - Auto Loans (0.10%)
Electronic Components - Semiconductors (1.14%)
			AmeriCredit Corp (a)	31,346	148
Cree Inc (a)	21,070	420
Fairchild Semiconductor International Inc (a)	29,611	135	Finance - Investment Banker & Broker (0.49%)
International Rectifier Corp (a)	17,385	237	Jefferies Group Inc	28,857	333
Intersil Corp	29,300	273	Raymond James Financial Inc	23,009	426

Macrovision Solutions Corp (a)	19,902	261			759

Semtech Corp (a)	14,411	169
Silicon Laboratories Inc (a)	11,035	254	Financial Guarantee Insurance (0.01%)

		1,749	PMI Group Inc/The	16,550	23

Electronic Connectors (0.19%)			Food - Baking (0.26%)
Thomas & Betts Corp (a)	13,336	285	Flowers Foods Inc	18,806	404

Schedule of Investments MidCap S&P 400 Index Fund January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Confectionery (0.10%)			Industrial Gases (0.44%)
Tootsie Roll Industries Inc	6,178 $	147	Airgas Inc	19,311 $	682

Food - Meat Products (0.54%)			Instruments - Controls (0.52%)
Hormel Foods Corp	16,723	499	Mettler Toledo International Inc (a)	7,996	532
Smithfield Foods Inc (a)	28,344	336	Woodward Governor Co	13,011	268

		835			800

Food - Miscellaneous/Diversified (0.90%)			Instruments - Scientific (0.13%)
Corn Products International Inc	17,768	411	Varian Inc (a)	6,908	192
Lancaster Colony Corp	4,735	173
Ralcorp Holdings Inc (a)	13,440	796	Insurance Brokers (0.69%)

		1,380	Arthur J Gallagher & Co	22,662	534

			Brown & Brown Inc	27,676	530

Food - Retail (0.15%)					1,064

Ruddick Corp	9,335	225
			Internet Infrastructure Equipment (0.10%)
Footwear & Related Apparel (0.08%)			Avocent Corp (a)	10,686	153
Timberland Co/The (a)	10,977	121
			Internet Infrastructure Software (0.27%)
Funeral Services & Related Items (0.18%)			F5 Networks Inc (a)	19,000	421
Service Corp International/US	60,972	277
			Intimate Apparel (0.16%)
Gas - Distribution (2.31%)			Warnaco Group Inc/The (a)	11,122	252
AGL Resources Inc	18,315	565
Energen Corp	17,106	500	Investment Companies (0.14%)
National Fuel Gas Co	18,875	565	Apollo Investment Corp	33,926	222
Southern Union Co	29,575	381
			Investment Management & Advisory Services (0.79%)
UGI Corp	25,736	653
			Affiliated Managers Group Inc (a)	9,799	394
Vectren Corp	19,317	498
			Eaton Vance Corp	27,680	530
WGL Holdings Inc	11,920	383

			Waddell & Reed Financial Inc	20,228	285

		3,545

					1,209

Golf (0.08%)
			Life & Health Insurance (0.29%)
Callaway Golf Co	15,405	117
			Protective Life Corp	16,676	138
Hazardous Waste Disposal (0.17%)			StanCorp Financial Group Inc	11,671	301

Clean Harbors Inc (a)	4,811	257			439

			Machinery - Construction & Mining (0.69%)
Hospital Beds & Equipment (0.35%)			Bucyrus International Inc	17,857	277
Hill-Rom Holdings Inc	14,911	210	Joy Global Inc	24,366	507
Kinetic Concepts Inc (a)	13,363	322	Terex Corp (a)	22,638	268

		532			1,052

Human Resources (0.54%)			Machinery - Farm (0.30%)
Kelly Services Inc	6,551	60	AGCO Corp (a)	21,885	466
Korn/Ferry International (a)	10,674	100
Manpower Inc	18,598	529	Machinery - General Industry (1.09%)
MPS Group Inc (a)	22,022	133	IDEX Corp	19,714	446

		822	Roper Industries Inc	21,400	880

Industrial Automation & Robots (0.16%)			Wabtec Corp	11,566	346

Nordson Corp	8,136	246			1,672

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Machinery - Print Trade (0.17%)			Medical Instruments (continued)
Zebra Technologies Corp (a)	15,121 $	255	Thoratec Corp (a)	13,376 $	388

					2,438

Machinery - Pumps (0.20%)
Graco Inc	14,196	302	Medical Laboratory & Testing Service (0.38%)
			Covance Inc (a)	15,096	583
Machinery Tools & Related Products (0.46%)
Kennametal Inc	17,441	280	Medical Products (0.52%)
Lincoln Electric Holdings Inc	10,214	420	Henry Schein Inc (a)	21,315	798

		700	Medical Sterilization Products (0.24%)

Medical - Biomedical/Gene (1.46%)			STERIS Corp	14,045	374
Bio-Rad Laboratories Inc (a)	4,557	290
Charles River Laboratories International Inc	16,145	394	Metal - Iron (0.41%)
(a)			Cliffs Natural Resources Inc	27,075	627
United Therapeutics Corp (a)	5,536	376
Vertex Pharmaceuticals Inc (a)	35,893	1,186	Metal Processors & Fabrication (0.49%)

		2,246	Commercial Metals Co	27,146	312

			Timken Co	20,268	302
Medical - Drugs (1.06%)			Worthington Industries Inc	14,290	144

Endo Pharmaceuticals Holdings Inc (a)	27,927	628			758

Medicis Pharmaceutical Corp	13,529	188
Sepracor Inc (a)	25,971	395	Miscellaneous Manufacturers (0.32%)
Valeant Pharmaceuticals International (a)	19,441	422	Aptargroup Inc	16,104	496

		1,633

			Motion Pictures & Services (0.26%)
Medical - Generic Drugs (0.35%)			DreamWorks Animation SKG Inc (a)	18,382	404
Perrigo Co	18,521	544
			Multi-Line Insurance (1.46%)
Medical - HMO (0.33%)			American Financial Group Inc/OH	17,914	304
Health Net Inc (a)	24,735	362	Hanover Insurance Group Inc/The	12,185	492
WellCare Health Plans Inc (a)	9,949	147	HCC Insurance Holdings Inc	27,361	641

		509	Horace Mann Educators Corp	9,318	87

Medical - Hospitals (0.82%)			Old Republic International Corp	55,045	568
Community Health Systems Inc (a)	22,248	415	Unitrin Inc	11,743	150

Health Management Associates Inc (a)	58,211	93			2,242

LifePoint Hospitals Inc (a)	12,745	287	Multimedia (0.26%)
Universal Health Services Inc	12,085	457	Factset Research Systems Inc	10,056	400

		1,252

Medical - Nursing Homes (0.06%)			Networking Products (0.33%)
Kindred Healthcare Inc (a)	7,148	97	3Com Corp (a)	96,908	226
			Polycom Inc (a)	19,853	279

Medical - Outpatient & Home Medical Care (0.28%)					505

Lincare Holdings Inc (a)	17,742	427	Non-Hazardous Waste Disposal (0.36%)
			Waste Connections Inc (a)	19,016	552
Medical Information Systems (0.36%)
Cerner Corp (a)	16,231	547	Office Furnishings - Original (0.18%)
			Herman Miller Inc	12,794	141
Medical Instruments (1.59%)			HNI Corp	10,557	139

Beckman Coulter Inc	14,949	743			280

Edwards Lifesciences Corp (a)	13,278	763
Techne Corp	9,070	544	Oil - Field Services (0.78%)
			Exterran Holdings Inc (a)	15,436	342
			Helix Energy Solutions Group Inc (a)	21,910	113

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil - Field Services (continued)			Private Corrections (0.27%)
Oceaneering International Inc (a)	12,995 $	448	Corrections Corp of America (a)	29,985 $	413
Superior Energy Services Inc (a)	18,494	288

		1,191	Property & Casualty Insurance (1.58%)

			Fidelity National Financial Inc	50,525	738
Oil & Gas Drilling (1.21%)			First American Corp	22,153	484
Helmerich & Payne Inc	25,101	564	Mercury General Corp	8,491	329
Patterson-UTI Energy Inc	36,883	353	WR Berkley Corp	33,079	876

Pride International Inc (a)	41,285	665			2,427

Unit Corp (a)	11,273	281

		1,863	Protection - Safety (0.14%)

			Brink's Home Security Holdings Inc (a)	9,717	222
Oil Company - Exploration & Production (2.65%)
Bill Barrett Corp (a)	8,828	195	Publicly Traded Investment Fund (0.69%)
Cimarex Energy Co	19,864	493	iShares S&P MidCap 400 Index Fund	21,350	1,062
Comstock Resources Inc (a)	10,977	419
Denbury Resources Inc (a)	58,930	721	Publishing - Books (0.28%)
Encore Acquisition Co (a)	12,586	342	John Wiley & Sons Inc	10,214	362
Forest Oil Corp (a)	23,168	348	Scholastic Corp	6,307	69

Mariner Energy Inc (a)	21,196	210			431

Newfield Exploration Co (a)	31,546	605	Racetracks (0.10%)
Plains Exploration & Production Co (a)	25,667	542	International Speedway Corp	6,626	154
Quicksilver Resources Inc (a)	26,670	185

		4,060	Real Estate Management & Services (0.13%)

Oil Field Machinery & Equipment (0.58%)			Jones Lang LaSalle Inc	8,230	194
FMC Technologies Inc (a)	29,827	883	Recreational Centers (0.08%)
Oil Refining & Marketing (0.23%)			Life Time Fitness Inc (a)	8,336	123
Frontier Oil Corp	24,785	354	Reinsurance (1.00%)
Optical Supplies (0.18%)			Everest Re Group Ltd	14,650	923
Advanced Medical Optics Inc (a)	12,426	273	Reinsurance Group of America Inc	17,309	617

					1,540

Paper & Related Products (0.52%)			REITS - Apartments (0.94%)
Potlatch Corp	9,427	237	BRE Properties Inc	12,188	310
Rayonier Inc	18,803	554	Camden Property Trust	12,705	335

		791	Essex Property Trust Inc	6,392	422

Patient Monitoring Equipment (0.21%)			UDR Inc	32,485	381

Masimo Corp (a)	11,424	317			1,448

			REITS - Diversified (0.58%)
Pharmacy Services (0.45%)			Cousins Properties Inc	10,418	100
Omnicare Inc	24,844	695
			Duke Realty Corp	35,153	324
Physical Therapy & Rehabilitation Centers (0.23%)			Liberty Property Trust	23,415	468

Psychiatric Solutions Inc (a)	13,342	347			892

			REITS - Healthcare (0.58%)
Pipelines (0.47%)			Nationwide Health Properties Inc	23,699	605
Oneok Inc	24,927	728	Omega Healthcare Investors Inc	19,637	287

					892

Power Converter & Supply Equipment (0.27%)
Hubbell Inc	13,388	415	REITS - Hotels (0.20%)
			Hospitality Properties Trust	22,419	301

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Office Property (0.87%)			Retail - Automobile (continued)
Alexandria Real Estate Equities Inc	7,688 $	456	Copart Inc (a)	15,109 $	364

Highwoods Properties Inc	15,163	342			799

Mack-Cali Realty Corp	15,715	319	Retail - Bookstore (0.09%)
SL Green Realty Corp	13,607	214	Barnes & Noble Inc	8,792	144

		1,331

REITS - Regional Malls (0.17%)			Retail - Catalog Shopping (0.26%)
Macerich Co/The	18,156	268	Coldwater Creek Inc (a)	11,311	32
			MSC Industrial Direct Co	10,691	366

REITS - Shopping Centers (1.12%)					398

Equity One Inc	7,864	112	Retail - Discount (0.92%)
Federal Realty Investment Trust	14,068	712	99 Cents Only Stores (a)	11,178	94
Regency Centers Corp	16,698	590	BJ's Wholesale Club Inc (a)	14,028	402
Weingarten Realty Investors	18,484	299	Dollar Tree Inc (a)	21,617	923

		1,713			1,419

REITS - Single Tenant (0.31%)			Retail - Hair Salons (0.08%)
Realty Income Corp	24,872	479	Regis Corp	10,305	116

REITS - Warehouse & Industrial (0.25%)			Retail - Mail Order (0.11%)
AMB Property Corp	23,494	379	Williams-Sonoma Inc	20,662	164

Rental - Auto & Equipment (0.21%)			Retail - Major Department Store (0.06%)
Rent-A-Center Inc/TX (a)	15,926	236	Saks Inc (a)	33,890	85
United Rentals Inc (a)	14,287	80

		316	Retail - Pet Food & Supplies (0.37%)

Research & Development (0.44%)			PetSmart Inc	30,323	569
Pharmaceutical Product Development Inc	28,124	672
			Retail - Restaurants (0.91%)
Respiratory Products (0.47%)			Bob Evans Farms Inc	7,323	128
ResMed Inc (a)	18,055	720	Brinker International Inc	24,293	266
			Cheesecake Factory Inc/The (a)	14,245	124
Retail - Apparel & Shoe (2.20%)			Chipotle Mexican Grill Inc (a)	7,869	376
Aeropostale Inc (a)	15,939	336	Wendy's/Arby's Group Inc	99,734	503

American Eagle Outfitters Inc	49,179	443			1,397

AnnTaylor Stores Corp (a)	13,629	67	Retail - Sporting Goods (0.15%)
Chico's FAS Inc (a)	42,292	168	Dick's Sporting Goods Inc (a)	20,296	223
Collective Brands Inc (a)	15,209	162
Foot Locker Inc	36,955	272	Savings & Loans - Thrifts (1.23%)
Guess ? Inc	14,367	231	Astoria Financial Corp	19,208	174
J Crew Group Inc (a)	12,371	124	First Niagara Financial Group Inc	28,278	369
Phillips-Van Heusen Corp	12,276	234	New York Community Bancorp Inc	82,103	1,088
Ross Stores Inc	30,863	908	Washington Federal Inc	20,987	258

Urban Outfitters Inc (a)	27,204	424			1,889

		3,369	Schools (2.09%)

Retail - Auto Parts (1.09%)			Career Education Corp (a)	17,549	383
Advance Auto Parts Inc	22,588	739	Corinthian Colleges Inc (a)	20,417	381
O'Reilly Automotive Inc (a)	32,089	933	DeVry Inc	14,695	787

		1,672	ITT Educational Services Inc (a)	7,476	916

Retail - Automobile (0.52%)			Strayer Education Inc	3,394	735

Carmax Inc (a)	52,582	435			3,202

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Semiconductor Component - Integrated Circuits (0.38%)			Transport - Rail (0.26%)
Atmel Corp (a)	106,859 $	357	Kansas City Southern (a)	21,777 $	395
Integrated Device Technology Inc (a)	40,322	231

		588	Transport - Truck (0.86%)

			Con-way Inc	10,931	241
Semiconductor Equipment (0.39%)			JB Hunt Transport Services Inc	19,538	435
Lam Research Corp (a)	29,806	602	Landstar System Inc	12,502	448
Soap & Cleaning Products (0.58%)			Werner Enterprises Inc	10,166	153
Church & Dwight Co Inc	16,705	889	YRC Worldwide Inc (a)	14,134	41

					1,318

Steel - Producers (0.60%)			Veterinary Diagnostics (0.25%)
Carpenter Technology Corp	10,516	173	VCA Antech Inc (a)	20,189	380
Reliance Steel & Aluminum Co	15,212	337
Steel Dynamics Inc	38,574	410	Vitamins & Nutrition Products (0.16%)

		920	NBTY Inc (a)	13,078	247

Telecommunication Equipment (0.44%)			Water (0.44%)
ADC Telecommunications Inc (a)	23,011	117	Aqua America Inc	32,242	669
Adtran Inc	13,068	198
CommScope Inc (a)	16,786	242	Wireless Equipment (0.04%)
Plantronics Inc	11,657	118	RF Micro Devices Inc (a)	62,766	68

		675

Telecommunication Services (0.17%)			X-Ray Equipment (0.47%)

NeuStar Inc (a)	18,811	256	Hologic Inc (a)	61,121	721

			TOTAL COMMON STOCKS	$ 147,625

Telephone - Integrated (0.55%)				Principal
Cincinnati Bell Inc (a)	54,960	76		Amount	Value
Telephone & Data Systems Inc	25,393	775		(000's)	(000's)

		851	REPURCHASE AGREEMENTS (2.81%)

Television (0.02%)			Money Center Banks (2.81%)
Belo Corp	20,967	30	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.25%
			dated 1/30/2009 maturing 2/02/2009
Textile - Home Furnishings (0.28%)			(collateralized by Sovereign Agency
Mohawk Industries Inc (a)	13,382	430	Issues; $2,221,000; 0.00% - 4.88%; dated
			07/27/09 - 06/13/18)	$ 2,156 $	2,156
Tobacco (0.12%)			Investment in Joint Trading Account;
Universal Corp/Richmond VA	5,960	182	Deutsche Bank Repurchase Agreement;
			0.25%; dated 1/30/2009 maturing
Toys (0.21%)			2/02/2009 (collateralized by Sovereign
Marvel Entertainment Inc (a)	11,699	322	Agency Issues; $2,221,000; 0.00% -
			5.965%; dated 02/06/09 - 05/26/27)	2,156	2,156

Transactional Software (0.09%)					4,312

ACI Worldwide Inc (a)	8,327	141	TOTAL REPURCHASE AGREEMENTS	$ 4,312

			Total Investments	$ 151,937
Transport - Equipment & Leasing (0.18%)
			Other Assets in Excess of Liabilities, Net - 0.97%		1,484
GATX Corp	11,617	280

			TOTAL NET ASSETS - 100.00%	$ 153,421

Transport - Marine (0.61%)
Alexander & Baldwin Inc	9,864	217
Overseas Shipholding Group Inc	6,016	215	(a) Non-Income Producing Security
Tidewater Inc	12,294	512

		944

	Schedule of Investments
	MidCap S&P 400 Index Fund
	January 31, 2009 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 6,059
Unrealized Depreciation	(95,404)

Net Unrealized Appreciation (Depreciation)	(89,345)
Cost for federal income tax purposes	241,282
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	22.12%
Financial	19.39%
Industrial	15.92%
Consumer, Cyclical	11.16%
Utilities	8.17%
Technology	6.91%
Energy	6.31%
Basic Materials	4.86%
Communications	3.50%
Exchange Traded Funds	0.69%
Other Assets in Excess of Liabilities, Net	0.97%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	3.57%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

MidCap 400; March 2009	Buy	22	$ 5,708	$ 5,470	$ (238)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
MidCap Stock Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.04%)			COMMON STOCKS (continued)
Aerospace & Defense (1.74%)			Electric - Integrated (continued)
Spirit Aerosystems Holdings Inc (a)	444,600 $	6,047	Wisconsin Energy Corp	239,200 $	10,664

					32,685

Airlines (2.57%)
AMR Corp (a)	494,800	2,939	Electronic Components - Semiconductors (2.82%)
Continental Airlines Inc (a)	447,300	6,025	Microchip Technology Inc	518,400	9,834

		8,964	Electronic Parts Distribution (2.63%)

Auto - Medium & Heavy Duty Trucks (1.36%)			Arrow Electronics Inc (a)	480,700	9,167
Paccar Inc	179,700	4,742
			Engineering - Research & Development Services (1.26%)
Auto/Truck Parts & Equipment - Original (2.29%)			Jacobs Engineering Group Inc (a)	113,400	4,385
Magna International Inc	286,300	7,968
			Enterprise Software & Services (3.25%)
Chemicals - Specialty (4.19%)			BMC Software Inc (a)	447,333	11,331
Cabot Corp	515,300	6,884
Lubrizol Corp	226,400	7,725	Food - Dairy Products (0.44%)

		14,609	Dean Foods Co (a)	78,750	1,523

Coatings & Paint (2.07%)			Machinery Tools & Related Products (3.33%)
Valspar Corp	414,900	7,199	Lincoln Electric Holdings Inc	281,500	11,589

Commercial Banks (1.86%)			Medical - Generic Drugs (0.29%)
Cullen/Frost Bankers Inc	16,679	730	Mylan Inc/PA (a)	89,325	1,012
TCF Financial Corp	463,674	5,745

		6,475	Medical - Hospitals (3.13%)

			Universal Health Services Inc	288,100	10,905
Commercial Services (2.23%)
Weight Watchers International Inc	340,500	7,767	Medical - Wholesale Drug Distribution (0.58%)
			AmerisourceBergen Corp	55,300	2,008
Commercial Services - Finance (2.42%)
Lender Processing Services Inc	325,626	8,440	Medical Information Systems (1.94%)
			IMS Health Inc	464,082	6,738
Computers - Integrated Systems (0.63%)
Diebold Inc	88,800	2,200	Medical Instruments (2.26%)
			Edwards Lifesciences Corp (a)	137,200	7,888
Computers - Memory Devices (1.97%)
NetApp Inc (a)	463,300	6,871	Medical Laboratory & Testing Service (2.08%)
			Covance Inc (a)	187,200	7,226
Cosmetics & Toiletries (2.38%)
Estee Lauder Cos Inc/The	315,100	8,271	Multi-Line Insurance (2.80%)
			HCC Insurance Holdings Inc	416,597	9,753
Data Processing & Management (1.78%)
Fidelity National Information Services Inc	390,023	6,205	Non-Hazardous Waste Disposal (3.10%)
			Republic Services Inc	417,200	10,789
Diversified Manufacturing Operations (3.17%)
Teleflex Inc	207,315	11,025	Office Furnishings - Original (0.36%)
			HNI Corp	95,962	1,268
E-Commerce - Services (0.12%)
NetFlix Inc (a)	11,600	419	Oil & Gas Drilling (1.54%)
			Nabors Industries Ltd (a)	489,458	5,360
Electric - Integrated (9.38%)
DTE Energy Co	312,900	10,795	Oil Company - Exploration & Production (1.52%)
Northeast Utilities	471,700	11,226	Cimarex Energy Co	212,600	5,281

Schedule of Investments
MidCap Stock Fund
January 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Oil Refining & Marketing (1.68%)			Money Center Banks (continued)
Frontier Oil Corp	409,009 $	5,841	Investment in Joint Trading Account;
			Deutsche Bank Repurchase Agreement;
Property & Casualty Insurance (3.81%)			0.25%; dated 1/30/2009 maturing
Fidelity National Financial Inc	908,638	13,284	2/02/2009 (collateralized by Sovereign
			Agency Issues; $3,836,000; 0.00% -
			5.965%; dated 02/06/09 - 05/26/27)	$ 3,725 $	3,725

Reinsurance (1.32%)					7,449
Max Capital Group Ltd	269,805	4,589

			TOTAL REPURCHASE AGREEMENTS	$ 7,449

REITS - Office Property (2.74%)			Total Investments	$ 348,892
Alexandria Real Estate Equities Inc	160,900	9,548	Liabilities in Excess of Other Assets, Net - (0.18)%		(610)

REITS - Shopping Centers (1.40%)			TOTAL NET ASSETS - 100.00%	$ 348,282

Tanger Factory Outlet Centers	161,400	4,890

Rental - Auto & Equipment (0.80%)			(a) Non-Income Producing Security
Aaron Rents Inc	127,935	2,797
			Unrealized Appreciation (Depreciation)
Retail - Apparel & Shoe (1.51%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
J Crew Group Inc (a)	100,300	1,003	of investments held by the fund as of the period end were as follows:
Nordstrom Inc	334,170	4,241	Unrealized Appreciation	$ 44,023

		5,244	Unrealized Depreciation		(100,314)

Retail - Jewelry (2.61%)			Net Unrealized Appreciation (Depreciation)		(56,291)
Tiffany & Co	437,300	9,074	Cost for federal income tax purposes		405,183
			All dollar amounts are shown in thousands (000's)
Retail - Restaurants (0.88%)
Chipotle Mexican Grill Inc (a)	64,200	3,066	Portfolio Summary (unaudited)

			Sector		Percent

Savings & Loans - Thrifts (2.04%)			Financial		18.11%
Washington Federal Inc	578,050	7,098	Industrial		17.75%
			Consumer, Non-cyclical		16.61%
Toys (3.23%)			Consumer, Cyclical		14.81%
Mattel Inc	792,300	11,243	Technology		12.40%
			Utilities		9.39%
			Basic Materials		6.26%
Transport - Marine (2.53%)			Energy		4.73%
Tidewater Inc	212,100	8,825	Communications		0.12%

TOTAL COMMON STOCKS	$ 341,443		Liabilities in Excess of Other Assets, Net		(0.18%)

	Principal		TOTAL NET ASSETS		100.00%

	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (2.14%)
Money Center Banks (2.14%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.25%
dated 1/30/2009 maturing 2/02/2009
(collateralized by Sovereign Agency
Issues; $3,836,000; 0.00% - 4.88%; dated
07/27/09 - 06/13/18)	$ 3,724 $	3,724

Schedule of Investments MidCap Value Fund I January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (92.47%)			COMMON STOCKS (continued)
Aerospace & Defense (0.10%)			Broadcasting Services & Programming (0.14%)
Raytheon Co	9,238 $	468	Discovery Communications Inc - C Shares (a)	27,245 $	392
Spirit Aerosystems Holdings Inc (a)	12,581	171	Scripps Networks Interactive	23,318	500

		639			892

Aerospace & Defense Equipment (0.43%)			Building - Residential & Commercial (0.88%)
Alliant Techsystems Inc (a)	33,408	2,700	DR Horton Inc	76,168	454
			MDC Holdings Inc	40,230	1,232
Agricultural Operations (0.05%)			NVR Inc (a)	8,054	3,432
Bunge Ltd	7,012	301	Pulte Homes Inc	34,252	348

					5,466

Airlines (0.49%)
AMR Corp (a)	25,275	150	Building & Construction Products -
Delta Air Lines Inc (a)	112,296	775	Miscellaneous (0.03%)
			Armstrong World Industries Inc	9,719	161
Southwest Airlines Co	300,580	2,113

		3,038	Building Products - Air & Heating (0.15%)

Apparel Manufacturers (0.20%)			Lennox International Inc	32,918	925
Hanesbrands Inc (a)	48,898	439
Jones Apparel Group Inc	44,527	154	Cable/Satellite TV (0.62%)
VF Corp	11,973	671	DISH Network Corp (a)	299,721	3,848

		1,264	Cellular Telecommunications (0.08%)

Appliances (0.02%)			Leap Wireless International Inc (a)	18,984	478
Whirlpool Corp	4,022	134
			Chemicals - Diversified (0.32%)
Audio & Video Products (0.02%)			Dow Chemical Co/The	20,556	238
Harman International Industries Inc	9,789	158	EI Du Pont de Nemours & Co	3,892	89
			FMC Corp	23,691	1,057
Auto - Car & Light Trucks (0.10%)			PPG Industries Inc	12,466	469
Ford Motor Co (a)	218,957	409	Rohm and Haas Co	2,423	134

General Motors Corp	65,339	197			1,987

		606

			Chemicals - Specialty (0.83%)
Auto/Truck Parts & Equipment - Original (0.40%)			Albemarle Corp	125,704	2,797
Autoliv Inc	16,158	297	Ashland Inc	39,526	317
BorgWarner Inc	47,989	810	Cytec Industries Inc	33,288	680
Johnson Controls Inc	108,755	1,361	International Flavors & Fragrances Inc	24,623	705

		2,468	Lubrizol Corp	4,300	147

Batteries & Battery Systems (0.15%)			Sigma-Aldrich Corp	14,816	534

Energizer Holdings Inc (a)	19,387	923			5,180

Beverages - Non-Alcoholic (0.47%)			Coatings & Paint (0.17%)
Coca-Cola Enterprises Inc	155,270	1,744	Sherwin-Williams Co/The	3,393	162
Dr Pepper Snapple Group Inc (a)	38,147	627	Valspar Corp	51,904	901

Hansen Natural Corp (a)	8,050	270			1,063

PepsiAmericas Inc	16,097	260	Commercial Banks (2.14%)

		2,901	Associated Banc-Corp	57,797	904

			Banco Santander SA ADR	39,940	313
Beverages - Wine & Spirits (0.16%)
Constellation Brands Inc (a)	69,507	1,009	Bancorpsouth Inc	22,836	431
			Bank of Hawaii Corp	29,821	1,070
Brewery (0.10%)			BOK Financial Corp	3,653	136
Molson Coors Brewing Co	16,233	654	City National Corp/CA	21,718	752
			Colonial BancGroup Inc/The	113,954	90

Schedule of Investments
MidCap Value Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Containers - Metal & Glass (0.01%)
Commerce Bancshares Inc	115,213 $	4,027	Owens-Illinois Inc (a)	4,497 $	85
Cullen/Frost Bankers Inc	20,284	888
First Horizon National Corp	65,458	623	Containers - Paper & Plastic (0.32%)
M&T Bank Corp	37,647	1,465	Bemis Co Inc	33,333	752
Marshall & Ilsley Corp	14,746	84	Packaging Corp of America	17,141	244
Popular Inc	53,635	147	Pactiv Corp (a)	18,190	393
Regions Financial Corp	155,380	538	Sonoco Products Co	17,966	412
Synovus Financial Corp	75,410	299	Temple-Inland Inc	28,949	164

TCF Financial Corp	24,838	308			1,965

Webster Financial Corp	35,552	149	Cosmetics & Toiletries (0.12%)
Whitney Holding Corp/LA	47,380	615	Avon Products Inc	37,760	772
Zions Bancorporation	34,675	517

		13,356	Cruise Lines (0.06%)

			Royal Caribbean Cruises Ltd	55,568	361
Commercial Services (0.79%)
Iron Mountain Inc (a)	235,611	4,821	Data Processing & Management (0.13%)
Ticketmaster Entertainment Inc (a)	20,261	120	Dun & Bradstreet Corp	9,114	692

		4,941	Fidelity National Information Services Inc	8,028	128

Commercial Services - Finance (1.34%)					820

H&R Block Inc	359,356	7,449	Decision Support Software (0.03%)
Lender Processing Services Inc	3,500	91	MSCI Inc (a)	9,857	171
Moody's Corp	23,398	501
Morningstar Inc (a)	8,409	292	Dental Supplies & Equipment (0.26%)

		8,333	DENTSPLY International Inc	29,286	788

Computer Aided Design (0.12%)			Patterson Cos Inc (a)	44,996	828

ANSYS Inc (a)	6,489	161			1,616

Autodesk Inc (a)	34,789	576	Diagnostic Equipment (0.12%)

		737	Gen-Probe Inc (a)	16,887	760

Computer Services (0.20%)			Diagnostic Kits (0.14%)
Affiliated Computer Services Inc (a)	16,615	762	Idexx Laboratories Inc (a)	26,453	868
Computer Sciences Corp (a)	6,790	250
DST Systems Inc (a)	7,413	236	Dialysis Centers (0.08%)

		1,248	DaVita Inc (a)	10,688	502

Computers - Integrated Systems (0.12%)
NCR Corp (a)	11,295	142	Distribution & Wholesale (0.31%)
			Fastenal Co	24,300	831
Teradata Corp (a)	44,424	583

			Genuine Parts Co	6,533	209
		725

			Ingram Micro Inc (a)	52,860	649
Computers - Memory Devices (0.10%)			Tech Data Corp (a)	12,286	222

SanDisk Corp (a)	54,261	620			1,911

Computers - Peripheral Equipment (0.18%)			Diversified Financial Services (0.04%)
Lexmark International Inc (a)	47,137	1,116	IntercontinentalExchange Inc (a)	4,550	259

Consumer Products - Miscellaneous (1.52%)			Diversified Manufacturing Operations (1.55%)
Clorox Co	111,603	5,597	3M Co	8,893	478
Fortune Brands Inc	120,667	3,861	Brink's Co/The	7,888	209

		9,458	Carlisle Cos Inc	23,542	440

			Cooper Industries Ltd	95,156	2,561
			Crane Co	12,411	216

Schedule of Investments
MidCap Value Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Manufacturing Operations			Electronic Components - Semiconductors
(continued)			(continued)
Eaton Corp	40,663 $	1,790	QLogic Corp (a)	13,470 $	152

Ingersoll-Rand Co Ltd	66,826	1,083			1,797

ITT Corp	5,297	240	Electronic Connectors (1.09%)
Leggett & Platt Inc	36,866	460	Amphenol Corp	256,356	6,704
Parker Hannifin Corp	56,744	2,168	Thomas & Betts Corp (a)	4,735	101

		9,645			6,805

E-Commerce - Services (0.17%)			Electronic Design Automation (0.13%)
Expedia Inc (a)	55,461	495	Synopsys Inc (a)	44,315	820
IAC/InterActiveCorp (a)	40,135	590

		1,085	Electronic Measurement Instruments (0.15%)

Electric - Integrated (14.26%)			FLIR Systems Inc (a)	22,663	566
Alliant Energy Corp	35,699	1,029	Trimble Navigation Ltd (a)	25,504	378

American Electric Power Co Inc	318,922	9,998			944

CMS Energy Corp	221,108	2,598	Electronic Parts Distribution (0.06%)
Consolidated Edison Inc	79,571	3,243	Arrow Electronics Inc (a)	13,941	266
DPL Inc	390,175	8,408	Avnet Inc (a)	6,300	125

Duke Energy Corp	210,843	3,194			391

Edison International	201,872	6,575	Electronics - Military (0.16%)
Entergy Corp	143,700	10,973	L-3 Communications Holdings Inc	12,366	977
Exelon Corp	16,830	913
FirstEnergy Corp	115,602	5,779	Enterprise Software & Services (0.44%)
FPL Group Inc	77,157	3,977	CA Inc	151,620	2,728
Great Plains Energy Inc	89,546	1,708
Hawaiian Electric Industries Inc	64,957	1,408	Entertainment Software (0.96%)
MDU Resources Group Inc	69,661	1,386	Activision Blizzard Inc (a)	685,636	6,006
NSTAR	15,183	513
NV Energy Inc	116,279	1,248	Fiduciary Banks (1.09%)
OGE Energy Corp	44,432	1,097	Bank of New York Mellon Corp/The	14,180	365
PG&E Corp	176,734	6,834	Northern Trust Corp	93,915	5,402
Pinnacle West Capital Corp	44,946	1,504	State Street Corp	11,412	266
PPL Corp	329,577	10,105	Wilmington Trust Corp	57,282	784

Progress Energy Inc	41,370	1,602			6,817

Public Service Enterprise Group Inc	27,806	878	Finance - Auto Loans (0.05%)
SCANA Corp	27,276	935	AmeriCredit Corp (a)	62,269	293
TECO Energy Inc	50,773	610
Wisconsin Energy Corp	17,653	787	Finance - Commercial (0.11%)
Xcel Energy Inc	82,457	1,522	CIT Group Inc	245,592	685

		88,824

			Finance - Consumer Loans (0.45%)
Electronic Components - Miscellaneous (0.02%)			SLM Corp (a)	245,151	2,807
Garmin Ltd	5,480	96
			Finance - Credit Card (0.10%)
Electronic Components - Semiconductors (0.29%)			Discover Financial Services	90,300	646
Altera Corp	32,966	507
Broadcom Corp (a)	18,706	297	Finance - Investment Banker & Broker (0.40%)
International Rectifier Corp (a)	10,039	137	E*Trade Financial Corp (a)	103,104	118
Micron Technology Inc (a)	114,830	427	Jefferies Group Inc	58,424	674
National Semiconductor Corp	27,300	277	Lazard Ltd	53,796	1,426

Schedule of Investments
MidCap Value Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Investment Banker & Broker			Gas - Distribution (continued)
(continued)			Southern Union Co	33,156 $	427
Raymond James Financial Inc	14,992 $	277	Vectren Corp	6,816	176

		2,495			6,291

Finance - Other Services (0.49%)			Home Decoration Products (0.55%)
CME Group Inc	1,169	204	Newell Rubbermaid Inc	422,787	3,416
NASDAQ OMX Group Inc/The (a)	129,663	2,829

		3,033	Hospital Beds & Equipment (0.55%)

Financial Guarantee Insurance (0.13%)			Hill-Rom Holdings Inc	30,000	422
MBIA Inc	131,413	507	Kinetic Concepts Inc (a)	125,464	3,024

MGIC Investment Corp	75,296	208			3,446

PMI Group Inc/The	66,659	93	Hotels & Motels (0.02%)

		808	Starwood Hotels & Resorts Worldwide Inc	6,744	102

Food - Canned (0.08%)
Del Monte Foods Co	73,131	487	Human Resources (0.29%)
			Hewitt Associates Inc (a)	38,800	1,101
Food - Confectionery (0.09%)			Robert Half International Inc	40,118	680

JM Smucker Co/The	12,381	559			1,781

			Industrial Audio & Video Products (0.03%)
Food - Meat Products (0.21%)			Dolby Laboratories Inc (a)	7,513	192
Hormel Foods Corp	27,929	833
Tyson Foods Inc	53,098	470	Industrial Gases (1.23%)

		1,303	Air Products & Chemicals Inc	141,917	7,138

Food - Miscellaneous/Diversified (2.11%)			Airgas Inc	14,409	509

Campbell Soup Co	124,826	3,791			7,647

ConAgra Foods Inc	362,711	6,202	Instruments - Scientific (0.30%)
Corn Products International Inc	19,300	447	PerkinElmer Inc	146,594	1,850
General Mills Inc	5,927	350
Kellogg Co	33,022	1,443	Insurance Brokers (2.38%)
Kraft Foods Inc	7,620	214	Aon Corp	140,667	5,212
McCormick & Co Inc/MD	18,386	589	Brown & Brown Inc	34,228	655
Sara Lee Corp	12,570	126	Marsh & McLennan Cos Inc	210,664	4,072

		13,162	Willis Group Holdings Ltd	197,652	4,894

					14,833

Food - Retail (0.94%)
Kroger Co/The	75,373	1,696	Internet Infrastructure Software (0.03%)
Safeway Inc	164,409	3,523	Akamai Technologies Inc (a)	12,063	163
SUPERVALU Inc	35,391	621

		5,840	Internet Security (0.23%)

			Symantec Corp (a)	95,313	1,461
Forestry (0.40%)
Plum Creek Timber Co Inc	43,754	1,346	Investment Companies (0.03%)
Weyerhaeuser Co	42,166	1,153	Allied Capital Corp	48,362	76

		2,499	American Capital Ltd	46,929	134

Funeral Services & Related Items (0.07%)					210

Hillenbrand Inc	23,580	436	Investment Management & Advisory Services (1.45%)
			Ameriprise Financial Inc	35,209	709
Gas - Distribution (1.01%)			Franklin Resources Inc	65,264	3,160
Energen Corp	27,744	810	Invesco Ltd	379,864	4,479
National Fuel Gas Co	58,079	1,740	Janus Capital Group Inc	76,714	403
Sempra Energy	71,570	3,138

Schedule of Investments
MidCap Value Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Investment Management & Advisory Services			Medical - Hospitals (continued)
(continued)			LifePoint Hospitals Inc (a)	47,943 $	1,081
Legg Mason Inc	18,476 $	297	Universal Health Services Inc	2,748	104

		9,048			1,468

Life & Health Insurance (1.45%)			Medical - Outpatient & Home Medical Care (0.11%)
Lincoln National Corp	152,720	2,311	Lincare Holdings Inc (a)	29,536	710
Protective Life Corp	76,367	632
StanCorp Financial Group Inc	38,868	1,003	Medical Information Systems (0.54%)
Torchmark Corp	81,568	2,447	IMS Health Inc	231,045	3,355
Unum Group	187,401	2,654

		9,047	Medical Instruments (0.68%)

			Beckman Coulter Inc	4,538	226
Linen Supply & Related Items (0.06%)
			Edwards Lifesciences Corp (a)	65,197	3,748
Cintas Corp	15,956	363
			Techne Corp	4,760	285

Machinery - General Industry (0.05%)					4,259

Gardner Denver Inc (a)	8,569	187	Medical Laboratory & Testing Service (1.35%)
IDEX Corp	5,198	117	Covance Inc (a)	7,426	287

		304	Laboratory Corp of America Holdings (a)	137,164	8,120

Machinery - Print Trade (0.02%)					8,407

Zebra Technologies Corp (a)	5,856	99	Medical Products (0.77%)
			Becton Dickinson and Co	30,280	2,201
Machinery Tools & Related Products (0.05%)			Cooper Cos Inc/The	34,121	647
Kennametal Inc	18,282	293	Hospira Inc (a)	38,969	970
Medical - Biomedical/Gene (0.67%)			Zimmer Holdings Inc (a)	27,424	998

Biogen Idec Inc (a)	10,097	491			4,816

Charles River Laboratories International Inc	98,299	2,400	Miscellaneous Manufacturers (0.02%)
(a)			Aptargroup Inc	3,818	118
Genzyme Corp (a)	3,514	242
Life Technologies Corp (a)	39,906	1,016	Motion Pictures & Services (0.20%)

		4,149	DreamWorks Animation SKG Inc (a)	55,931	1,228

Medical - Drugs (0.47%)			Multi-Line Insurance (1.49%)
Allergan Inc/United States	5,390	206	American Financial Group Inc/OH	25,437	432
Cephalon Inc (a)	5,289	408	Assurant Inc	87,174	2,302
Endo Pharmaceuticals Holdings Inc (a)	20,384	458	Cincinnati Financial Corp	111,884	2,454
Forest Laboratories Inc (a)	48,137	1,205	Hanover Insurance Group Inc/The	32,765	1,324
King Pharmaceuticals Inc (a)	72,330	632	HCC Insurance Holdings Inc	28,294	662

		2,909	Loews Corp	19,432	474

Medical - Generic Drugs (0.09%)			Old Republic International Corp	64,245	663
Mylan Inc/PA (a)	50,660	574	Unitrin Inc	67,506	861
			XL Capital Ltd	47,209	137

Medical - HMO (1.03%)					9,309

CIGNA Corp	7,700	134
Coventry Health Care Inc (a)	42,695	646	Multimedia (0.82%)
Health Net Inc (a)	67,112	982	Liberty Media Corp - Entertainment (a)	34,358	631
WellPoint Inc (a)	112,628	4,668	Meredith Corp	18,430	294

		6,430	Viacom Inc (a)	283,913	4,188

					5,113

Medical - Hospitals (0.24%)
Community Health Systems Inc (a)	9,291	173
Health Management Associates Inc (a)	69,123	110

Schedule of Investments
MidCap Value Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Non-Ferrous Metals (0.07%)			Paper & Related Products (0.58%)
Titanium Metals Corp	59,825 $	422	Domtar Corp (a)	65,782 $	98
			International Paper Co	99,878	911
Non-Hazardous Waste Disposal (1.10%)			MeadWestvaco Corp	57,337	667
Republic Services Inc	264,508	6,840	Rayonier Inc	65,443	1,927

					3,603

Office Automation & Equipment (0.37%)
Xerox Corp	345,101	2,291	Physician Practice Management (0.03%)
			Mednax Inc (a)	5,166	173
Oil - Field Services (0.79%)
BJ Services Co	90,242	993	Pipelines (0.71%)
Helix Energy Solutions Group Inc (a)	17,278	89	El Paso Corp	32,393	265
SEACOR Holdings Inc (a)	4,779	311	Spectra Energy Corp	80,991	1,175
Smith International Inc	145,955	3,313	Williams Cos Inc	211,282	2,990

Superior Energy Services Inc (a)	7,100	110			4,430

Tetra Technologies Inc (a)	18,248	95	Power Converter & Supply Equipment (0.07%)

		4,911	Hubbell Inc	14,810	459

Oil & Gas Drilling (0.21%)
Helmerich & Payne Inc	10,808	243	Private Corrections (0.14%)
Nabors Industries Ltd (a)	29,209	320	Corrections Corp of America (a)	64,954	895
Pride International Inc (a)	7,217	116	Property & Casualty Insurance (3.36%)
Rowan Cos Inc	9,181	116	Arch Capital Group Ltd (a)	79,523	4,783
Unit Corp (a)	20,046	500	Fidelity National Financial Inc	23,880	349

		1,295	First American Corp	9,781	214

Oil Company - Exploration & Production (5.13%)			Progressive Corp/The	477,261	5,799
Cabot Oil & Gas Corp	97,530	2,681	WR Berkley Corp	370,354	9,807

Cimarex Energy Co	21,134	525			20,952

Continental Resources Inc/OK (a)	16,348	338	Protection - Safety (0.03%)
Denbury Resources Inc (a)	33,824	414	Brink's Home Security Holdings Inc (a)	7,857	180
EOG Resources Inc	101,844	6,902
Equitable Resources Inc	126,964	4,346	Publishing - Newspapers (0.03%)
Forest Oil Corp (a)	17,677	265	New York Times Co/The	34,521	172
Newfield Exploration Co (a)	126,431	2,426
Noble Energy Inc	39,736	1,944	Quarrying (0.17%)
Pioneer Natural Resources Co	32,028	469	Vulcan Materials Co	21,785	1,077
Plains Exploration & Production Co (a)	11,258	238
Questar Corp	15,788	537	Racetracks (0.07%)
			International Speedway Corp	17,859	416
Range Resources Corp	286,151	10,256
St Mary Land & Exploration Co	32,623	631	Real Estate Management & Services (0.12%)

		31,972	Jones Lang LaSalle Inc	31,362	740

Oil Company - Integrated (0.05%)
Hess Corp	5,376	299	Regional Banks (0.48%)
			Comerica Inc	22,446	374
Oil Field Machinery & Equipment (0.42%)			Fifth Third Bancorp	256,290	612
Dril-Quip Inc (a)	107,071	2,623	Huntington Bancshares Inc/OH	163,484	471
			Keycorp	126,747	923
Oil Refining & Marketing (0.12%)			PNC Financial Services Group Inc	13,727	446
Tesoro Corp	31,675	546	Wells Fargo & Co	7,195	136

Western Refining Inc	16,414	191			2,962

		737

Schedule of Investments
MidCap Value Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Reinsurance (2.71%)			REITS - Regional Malls (continued)
Allied World Assurance Co Holdings Ltd	12,684 $	478	Macerich Co/The	19,183 $	283

Axis Capital Holdings Ltd	24,899	604			503

Endurance Specialty Holdings Ltd	58,285	1,589	REITS - Shopping Centers (0.28%)
Everest Re Group Ltd	81,634	5,143	Developers Diversified Realty Corp	94,156	452
PartnerRe Ltd	83,567	5,476	Kimco Realty Corp	65,269	939
Reinsurance Group of America Inc	15,778	562	Regency Centers Corp	4,400	155
RenaissanceRe Holdings Ltd	68,302	3,053	Weingarten Realty Investors	13,770	223

		16,905			1,769

REITS - Apartments (0.60%)			REITS - Storage (0.18%)
Apartment Investment & Management Co	12,605	112	Public Storage	17,764	1,099
AvalonBay Communities Inc	9,865	511
BRE Properties Inc	6,123	155	REITS - Warehouse & Industrial (0.22%)
Camden Property Trust	27,499	725	AMB Property Corp	29,446	475
Essex Property Trust Inc	33,928	2,241	ProLogis	89,521	896

		3,744			1,371

REITS - Diversified (0.42%)			Rental - Auto & Equipment (0.03%)
CapitalSource Inc	77,660	283	Hertz Global Holdings Inc (a)	35,677	181
Colonial Properties Trust	21,332	157
Duke Realty Corp	68,249	628	Research & Development (0.05%)
Liberty Property Trust	25,927	518	Pharmaceutical Product Development Inc	12,399	296
Vornado Realty Trust	19,816	1,007

		2,593	Retail - Apparel & Shoe (0.95%)

			Abercrombie & Fitch Co	8,225	147
REITS - Healthcare (0.99%)			American Eagle Outfitters Inc	118,153	1,064
HCP Inc	205,026	4,785	AnnTaylor Stores Corp (a)	31,056	153
Health Care REIT Inc	31,984	1,209	Foot Locker Inc	96,039	707
Nationwide Health Properties Inc	7,397	189	Gap Inc/The	54,786	618

		6,183	Ltd Brands Inc	71,216	564

REITS - Hotels (0.42%)			Phillips-Van Heusen Corp	5,593	106
Hospitality Properties Trust	128,761	1,728	Ross Stores Inc	86,017	2,531

Host Hotels & Resorts Inc	163,462	879			5,890

		2,607	Retail - Auto Parts (0.82%)

REITS - Mortgage (0.44%)			AutoZone Inc (a)	27,015	3,590
Annaly Capital Management Inc	175,471	2,657	O'Reilly Automotive Inc (a)	52,025	1,512

iStar Financial Inc	74,151	78			5,102

		2,735	Retail - Automobile (0.07%)

REITS - Office Property (1.03%)			Copart Inc (a)	16,904	407
Alexandria Real Estate Equities Inc	35,112	2,084
Boston Properties Inc	12,458	539	Retail - Bedding (0.16%)
Brandywine Realty Trust	110,446	659	Bed Bath & Beyond Inc (a)	44,011	1,022
Douglas Emmett Inc	71,711	667	Retail - Bookstore (0.02%)
HRPT Properties Trust	132,272	421	Barnes & Noble Inc	7,480	123
Mack-Cali Realty Corp	78,089	1,587
SL Green Realty Corp	30,697	482	Retail - Building Products (0.02%)

		6,439	Lowe's Cos Inc	7,502	137

REITS - Regional Malls (0.08%)
CBL & Associates Properties Inc	54,068	220	Retail - Consumer Electronics (0.05%)
			RadioShack Corp	28,612	328

Schedule of Investments
MidCap Value Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Discount (0.27%)			Telecommunication Equipment (continued)
BJ's Wholesale Club Inc (a)	3,000 $	86	Tellabs Inc (a)	28,133 $	116

Dollar Tree Inc (a)	14,518	620			2,102

Family Dollar Stores Inc	36,288	1,008	Telecommunication Services (0.60%)

		1,714	Amdocs Ltd (a)	35,102	594

Retail - Drug Store (0.02%)			Embarq Corp	74,171	2,649
Walgreen Co	5,600	154	Virgin Media Inc	113,837	517

					3,760

Retail - Major Department Store (0.77%)
JC Penney Co Inc	72,848	1,220	Telephone - Integrated (0.59%)
Sears Holdings Corp (a)	13,535	554	CenturyTel Inc	39,496	1,072
TJX Cos Inc	156,615	3,042	Frontier Communications Corp	92,643	751

		4,816	Sprint Nextel Corp	734,782	1,786

			Windstream Corp	11,000	95

Retail - Office Supplies (0.02%)					3,704

Office Depot Inc (a)	58,187	126
			Television (0.13%)
Retail - Regional Department Store (1.01%)			CBS Corp	143,488	821
Kohl's Corp (a)	142,820	5,243
Macy's Inc	119,490	1,069	Textile - Home Furnishings (0.04%)

		6,312	Mohawk Industries Inc (a)	8,048	258

Satellite Telecommunications (0.03%)			Theaters (0.02%)
EchoStar Holding Corp (a)	12,763	192	Regal Entertainment Group	10,218	103

Savings & Loans - Thrifts (1.90%)			Tobacco (0.73%)
Astoria Financial Corp	42,440	386	Lorillard Inc	65,284	3,882
Hudson City Bancorp Inc	145,714	1,690	Reynolds American Inc	16,819	642

New York Community Bancorp Inc	284,846	3,774			4,524

People's United Financial Inc	314,001	5,137	Tools - Hand Held (0.07%)
Washington Federal Inc	69,154	849	Snap-On Inc	14,152	427

		11,836

Schools (0.17%)			Toys (0.51%)
Career Education Corp (a)	30,351	662	Hasbro Inc	15,519	375
ITT Educational Services Inc (a)	3,267	400	Mattel Inc	197,206	2,798

		1,062			3,173

Semiconductor Component - Integrated Circuits (0.22%)			Transport - Equipment & Leasing (0.05%)
Linear Technology Corp	27,141	636	Aircastle Ltd	32,661	133
Marvell Technology Group Ltd (a)	100,158	730	GATX Corp	8,238	199

		1,366			332

Semiconductor Equipment (0.39%)			Transport - Marine (0.23%)
Kla-Tencor Corp	96,720	1,938	Frontline Ltd/Bermuda	30,723	876
Lam Research Corp (a)	23,659	478	Tidewater Inc	13,643	568

		2,416			1,444

Steel - Producers (0.38%)			Transport - Rail (0.29%)
Carpenter Technology Corp	17,560	290	CSX Corp	23,960	694
Steel Dynamics Inc	196,660	2,088	Kansas City Southern (a)	25,252	459

		2,378	Union Pacific Corp	14,276	625

					1,778

Telecommunication Equipment (0.34%)
CommScope Inc (a)	137,742	1,986	Transport - Services (0.34%)
			Expeditors International of Washington Inc	11,132	309

Schedule of Investments
MidCap Value Fund I
January 31, 2009 (unaudited)

Principal
	Shares	Value	Amount	Value
	Held	(000's)	(000's)	(000's)

COMMON STOCKS (continued)		REPURCHASE AGREEMENTS (continued)
Transport - Services (continued)		Money Center Banks (continued)

FedEx Corp	8,852 $	451	Investment in Joint Trading Account;
Ryder System Inc	41,115	1,389	Deutsche Bank Repurchase Agreement;

			0.25%; dated 1/30/2009 maturing
		2,149	2/02/2009 (collateralized by Sovereign

Transport - Truck (0.91%)			Agency Issues; $10,346,000; 0.00% -
Con-way Inc	4,800	106	5.965%; dated 02/06/09 - 05/26/27)	$ 10,045 $	10,045

JB Hunt Transport Services Inc	20,083	447			20,091

Landstar System Inc	142,820	5,123	TOTAL REPURCHASE AGREEMENTS		$ 20,091

		5,676	Total Investments		$ 619,043

Travel Services (0.02%)			Other Assets in Excess of Liabilities, Net - 0.63%		3,899

Interval Leisure Group Inc (a)	20,260	102	TOTAL NET ASSETS - 100.00%		$ 622,942

Vitamins & Nutrition Products (0.10%)
Herbalife Ltd	30,870	633	(a) Non-Income Producing Security

Water (0.04%)			Unrealized Appreciation (Depreciation)

Aqua America Inc	13,079	271	The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Water Treatment Systems (0.12%)
Nalco Holding Co	76,089	746	Unrealized Appreciation	$ 13,509
			Unrealized Depreciation	(282,603)

Web Portals (0.05%)			Net Unrealized Appreciation (Depreciation)	(269,094)
Yahoo! Inc (a)	24,950	293	Cost for federal income tax purposes	888,137
			All dollar amounts are shown in thousands (000's)
Wireless Equipment (0.27%)
Crown Castle International Corp (a)	85,531	1,670	Portfolio Summary (unaudited)

TOTAL COMMON STOCKS	$ 576,019		Sector	Percent

	Principal		Financial	31.96%
	Amount	Value	Consumer, Non-cyclical	16.08%
	(000's)	(000's)	Utilities	15.31%

			Consumer, Cyclical	8.24%
SHORT TERM INVESTMENTS (3.68%)			Industrial	7.86%
Commercial Paper (3.68%)			Energy	7.43%
Investment in Joint Trading Account; HSBC			Technology	4.21%
Funding			Basic Materials	4.15%
0.27%, 2/ 2/2009	$ 11,467 $	11,467	Communications	4.13%
			Other Assets in Excess of Liabilities, Net	0.63%

Investment in Joint Trading Account;
Prudential Funding			TOTAL NET ASSETS	100.00%

0.27%, 2/ 2/2009	11,466	11,466	Other Assets Summary (unaudited)

		22,933	Asset Type	Percent

TOTAL SHORT TERM INVESTMENTS	$ 22,933		Futures	7.47%

REPURCHASE AGREEMENTS (3.22%)
Money Center Banks (3.22%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.25%
dated 1/30/2009 maturing 2/02/2009
(collateralized by Sovereign Agency
Issues; $10,346,000; 0.00% - 4.88%; dated
07/27/09 - 06/13/18)	$ 10,046 $	10,046

Schedule of Investments
MidCap Value Fund I
January 31, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P Mid 400 eMini; March 2009	Buy	936	$ 48,077	$ 46,548	$ (1,529)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
MidCap Value Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.70%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.16%)			Commercial Banks (continued)
Ceradyne Inc (a)	16,600 $	379	M&T Bank Corp	22,500 $	875
			National Penn Bancshares Inc	19,600	190
Agricultural Operations (1.43%)			NBT Bancorp Inc	18,000	411
Bunge Ltd	80,500	3,457	PacWest Bancorp	24,100	408
			Regions Financial Corp	106,500	368
Airlines (0.65%)
			Synovus Financial Corp	267,300	1,058
Skywest Inc	91,000	1,424
			TCF Financial Corp	72,657	900
US Airways Group Inc (a)	24,200	137

			United Bankshares Inc	40,300	846
		1,561

			Webster Financial Corp	121,600	508
Auto - Car & Light Trucks (0.26%)			WesBanco Inc	10,000	207
General Motors Corp	206,431	621	Westamerica Bancorporation	22,700	970
			Wintrust Financial Corp	22,300	298
Auto/Truck Parts & Equipment - Original (0.84%)			Zions Bancorporation	124,500	1,858

Autoliv Inc	84,378	1,552
					19,035

TRW Automotive Holdings Corp (a)	158,200	489

		2,041	Commercial Services (0.32%)

			Convergys Corp (a)	101,800	767
Beverages - Non-Alcoholic (1.01%)
Coca-Cola Enterprises Inc	210,046	2,359	Commercial Services - Finance (0.39%)
Pepsi Bottling Group Inc	4,700	90	Deluxe Corp	81,600	941

		2,449

Building - Heavy Construction (0.10%)			Computer Services (1.28%)
Perini Corp (a)	12,100	252	Computer Sciences Corp (a)	69,600	2,564
			Unisys Corp (a)	699,463	525

Building - Residential & Commercial (1.56%)					3,089

Centex Corp	171,200	1,457	Computers - Memory Devices (0.54%)
NVR Inc (a)	4,700	2,002	Seagate Technology	347,900	1,319
Ryland Group Inc	20,300	317

		3,776	Computers - Peripheral Equipment (1.13%)

Casino Hotels (0.39%)			Lexmark International Inc (a)	115,500	2,735
Boyd Gaming Corp	194,504	936	Consumer Products - Miscellaneous (0.62%)
Chemicals - Diversified (0.26%)			Jarden Corp (a)	143,200	1,494
Olin Corp	44,600	627	Distribution & Wholesale (1.78%)
Chemicals - Specialty (1.60%)			Ingram Micro Inc (a)	163,100	2,001
Ashland Inc	110,800	889	United Stationers Inc (a)	31,900	894
Chemtura Corp	203,068	152	WESCO International Inc (a)	77,202	1,422

Cytec Industries Inc	29,200	597			4,317

Eastman Chemical Co	51,800	1,344	Diversified Manufacturing Operations (1.09%)
HB Fuller Co	64,400	900	AO Smith Corp	34,700	954

		3,882	Trinity Industries Inc	146,400	1,685

Commercial Banks (7.87%)					2,639

Bancfirst Corp	2,000	71	Electric - Integrated (10.11%)
Bancorpsouth Inc	107,800	2,037	Alliant Energy Corp	42,100	1,214
Bank of Hawaii Corp	13,900	499	American Electric Power Co Inc	20,800	652
City National Corp/CA	60,200	2,084	Avista Corp	58,400	1,112
Commerce Bancshares Inc	66,150	2,312	CMS Energy Corp	245,600	2,886
First Bancorp/Puerto Rico	21,200	151	DTE Energy Co	67,700	2,336
First Horizon National Corp	313,454	2,984	El Paso Electric Co (a)	13,500	223

Schedule of Investments
MidCap Value Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Gas - Distribution (continued)
Integrys Energy Group Inc	67,000 $	2,797	New Jersey Resources Corp	49,700 $	1,992
Northeast Utilities	70,700	1,683	Nicor Inc	68,600	2,347
NSTAR	19,900	673	NiSource Inc	129,500	1,254
Pepco Holdings Inc	156,455	2,786	Northwest Natural Gas Co	28,000	1,202
Pinnacle West Capital Corp	80,500	2,694	Southwest Gas Corp	56,300	1,450
Portland General Electric Co	109,500	2,130	UGI Corp	69,905	1,774

TECO Energy Inc	214,119	2,572			12,955

Xcel Energy Inc	38,600	712	Golf (0.05%)

		24,470	Callaway Golf Co	14,800	113

Electronic Components - Miscellaneous (0.58%)
Jabil Circuit Inc	149,100	868	Home Decoration Products (0.91%)
Vishay Intertechnology Inc (a)	184,300	545	Newell Rubbermaid Inc	274,000	2,214

		1,413

			Hospital Beds & Equipment (0.68%)
Electronic Components - Semiconductors (0.09%)			Hill-Rom Holdings Inc	116,429	1,639
Fairchild Semiconductor International Inc (a)	45,900	209
			Hotels & Motels (0.55%)
Electronic Parts Distribution (1.09%)			Choice Hotels International Inc	17,589	463
Avnet Inc (a)	132,788	2,632	Wyndham Worldwide Corp	140,900	864

					1,327

Engineering - Research & Development Services (0.74%)
KBR Inc	127,000	1,798	Human Resources (0.78%)
			Manpower Inc	66,300	1,887
Fiduciary Banks (0.31%)
Wilmington Trust Corp	54,300	743	Independent Power Producer (0.66%)
			Mirant Corp (a)	15,200	261
Finance - Credit Card (1.03%)			Reliant Energy Inc (a)	263,700	1,342

Discover Financial Services	347,654	2,486			1,603

Finance - Investment Banker & Broker (0.47%)			Insurance Brokers (1.15%)
Investment Technology Group Inc (a)	9,204	200	Arthur J Gallagher & Co	118,300	2,788
Piper Jaffray Cos (a)	33,000	947	Life & Health Insurance (0.53%)

		1,147	Conseco, Inc. (a)	176,200	411

Food - Meat Products (1.74%)			Protective Life Corp	53,600	444
Hormel Foods Corp	76,400	2,279	Universal American Corp/NY (a)	43,796	432

Tyson Foods Inc	219,100	1,939			1,287

		4,218	Machinery - Construction & Mining (0.58%)

Food - Miscellaneous/Diversified (1.53%)			Terex Corp (a)	118,000	1,397
Chiquita Brands International Inc (a)	95,300	1,332
Sara Lee Corp	236,530	2,373	Machinery - General Industry (0.74%)

		3,705	Gardner Denver Inc (a)	82,700	1,800

Food - Retail (2.15%)			Medical - Drugs (2.20%)
Safeway Inc	123,400	2,644	Forest Laboratories Inc (a)	105,300	2,637
SUPERVALU Inc	146,000	2,561	King Pharmaceuticals Inc (a)	306,300	2,677

		5,205			5,314

Food - Wholesale & Distribution (0.23%)			Medical - HMO (2.71%)
Spartan Stores Inc	30,200	561	AMERIGROUP Corp (a)	65,100	1,821
			Centene Corp (a)	22,000	390
Gas - Distribution (5.35%)			Coventry Health Care Inc (a)	166,600	2,520
Atmos Energy Corp	119,601	2,936

Schedule of Investments
MidCap Value Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - HMO (continued)			Paper & Related Products (continued)
Magellan Health Services Inc (a)	50,300 $	1,822	International Paper Co	176,300 $	1,608

		6,553			2,639

Medical - Hospitals (0.28%)			Photo Equipment & Supplies (0.49%)
Universal Health Services Inc	17,900	678	Eastman Kodak Co	263,100	1,192

Medical - Wholesale Drug Distribution (1.23%)			Property & Casualty Insurance (2.47%)
AmerisourceBergen Corp	81,700	2,967	Arch Capital Group Ltd (a)	52,724	3,171
			First American Corp	102,700	2,243
Medical Products (0.18%)			Harleysville Group Inc	8,500	242
Invacare Corp	22,400	427	OneBeacon Insurance Group Ltd	36,775	311

					5,967

Metal - Aluminum (0.13%)
Century Aluminum Co (a)	89,700	318	Publishing - Newspapers (0.96%)
			Gannett Co Inc	303,700	1,752
Metal Processors & Fabrication (0.09%)			New York Times Co/The	114,022	567

Commercial Metals Co	19,900	229			2,319

Multi-Line Insurance (1.92%)			Racetracks (0.42%)
American Financial Group Inc/OH	69,527	1,181	International Speedway Corp	43,450	1,012
Assurant Inc	48,100	1,270
			Regional Banks (0.53%)
CNA Financial Corp	74,500	866	Huntington Bancshares Inc/OH	442,902	1,276
XL Capital Ltd	458,561	1,330

		4,647	Reinsurance (3.88%)

Multimedia (0.02%)			Allied World Assurance Co Holdings Ltd	42,300	1,595
EW Scripps Co	27,103	44	Endurance Specialty Holdings Ltd	59,400	1,619
			PartnerRe Ltd	49,857	3,267
Office Furnishings - Original (0.60%)			Reinsurance Group of America Inc	14,000	499
Herman Miller Inc	77,500	852	RenaissanceRe Holdings Ltd	54,000	2,413

Steelcase Inc	136,600	590			9,393

		1,442

			REITS - Apartments (0.48%)
Oil - Field Services (2.06%)			Apartment Investment & Management Co	130,966	1,164
BJ Services Co	245,000	2,695
Key Energy Services Inc (a)	168,700	575	REITS - Diversified (1.27%)
Oil States International Inc (a)	93,400	1,710	CapitalSource Inc	113,500	413

		4,980	Duke Realty Corp	23,200	214

			Liberty Property Trust	122,800	2,456

Oil Company - Exploration & Production (2.57%)
					3,083

Cimarex Energy Co	96,000	2,385
Forest Oil Corp (a)	90,400	1,356	REITS - Hotels (1.09%)
Mariner Energy Inc (a)	99,276	983	Hospitality Properties Trust	195,700	2,626
St Mary Land & Exploration Co	32,400	627
Stone Energy Corp (a)	1,422	12	REITS - Office Property (1.89%)
Swift Energy Co (a)	56,300	862	Brandywine Realty Trust	209,600	1,251

		6,225	HRPT Properties Trust	149,206	475

			Mack-Cali Realty Corp	124,800	2,536
Oil Field Machinery & Equipment (0.28%)			SL Green Realty Corp	20,000	314

Complete Production Services Inc (a)	105,600	677			4,576

Paper & Related Products (1.09%)			REITS - Regional Malls (0.26%)
Domtar Corp (a)	692,049	1,031	CBL & Associates Properties Inc	155,100	631

Schedule of Investments
MidCap Value Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Shopping Centers (0.26%)			Tobacco (0.67%)
Inland Real Estate Corp	35,900 $	354	Lorillard Inc	27,300 $	1,623
Saul Centers Inc	8,100	265

		619	Toys (0.21%)

			Jakks Pacific Inc (a)	27,600	506
REITS - Warehouse & Industrial (0.76%)
ProLogis	183,600	1,838	Transport - Marine (0.56%)
			Overseas Shipholding Group Inc	38,300	1,367
Rental - Auto & Equipment (0.34%)
Avis Budget Group Inc (a)	250,600	173	Transport - Truck (1.22%)
United Rentals Inc (a)	118,324	660	Arkansas Best Corp	46,200	1,081

		833	Con-way Inc	85,200	1,877

Retail - Apparel & Shoe (0.87%)					2,958

AnnTaylor Stores Corp (a)	61,991	305	Vitamins & Nutrition Products (0.63%)
Foot Locker Inc	192,276	1,415	NBTY Inc (a)	81,000	1,528
Liz Claiborne Inc	179,400	395

		2,115	Wire & Cable Products (0.13%)

			Belden Inc	23,300	304

Retail - Automobile (0.77%)
AutoNation Inc (a)	173,000	1,606	TOTAL COMMON STOCKS		$ 233,998

Penske Auto Group Inc	34,400	255		Principal

		1,861		Amount	Value

				(000's)	(000's)

Retail - Bookstore (0.77%)
			SHORT TERM INVESTMENTS (2.42%)
Barnes & Noble Inc	113,400	1,862
			Commercial Paper (2.42%)
Retail - Consumer Electronics (0.28%)			Investment in Joint Trading Account; HSBC
			Funding
RadioShack Corp	59,900	686	0.27%, 2/ 2/2009	$ 2,927 $	2,927
			Investment in Joint Trading Account;
Retail - Drug Store (0.03%)			Prudential Funding
Rite Aid Corp (a)	240,799	67	0.27%, 2/ 2/2009	2,927	2,927

					5,854
Retail - Office Supplies (0.97%)

Office Depot Inc (a)	544,127	1,175	TOTAL SHORT TERM INVESTMENTS		$ 5,854

OfficeMax Inc	213,440	1,176	REPURCHASE AGREEMENTS (0.35%)

		2,351	Money Center Banks (0.35%)

Savings & Loans - Thrifts (0.58%)			Investment in Joint Trading Account; Bank
Astoria Financial Corp	155,400	1,411	of America Repurchase Agreement; 0.25%
			dated 1/30/2009 maturing 2/02/2009
			(collateralized by Sovereign Agency
Telecommunication Equipment (1.87%)			Issues; $439,000; 0.00% - 4.88%; dated
ADC Telecommunications Inc (a)	310,705	1,575	07/27/09 - 06/13/18)	$ 426 $	426
Plantronics Inc	51,300	521	Investment in Joint Trading Account;
Tellabs Inc (a)	586,050	2,420	Deutsche Bank Repurchase Agreement;

		4,516	0.25%; dated 1/30/2009 maturing

			2/02/2009 (collateralized by Sovereign
Telephone - Integrated (0.62%)			Agency Issues; $439,000; 0.00% -
Telephone & Data Systems Inc	49,010	1,495	5.965%; dated 02/06/09 - 05/26/27)	427	427

					853

Television (0.73%)			TOTAL REPURCHASE AGREEMENTS		$ 853

CBS Corp	292,600	1,674
Hearst-Argyle Television Inc	23,053	91	Total Investments		$ 240,705

		1,765	Other Assets in Excess of Liabilities, Net - 0.53%		1,286

			TOTAL NET ASSETS - 100.00%		$ 241,991

	Schedule of Investments
	MidCap Value Fund II
	January 31, 2009 (unaudited)
(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 4,100
Unrealized Depreciation	(167,759)

Net Unrealized Appreciation (Depreciation)	(163,659)
Cost for federal income tax purposes	404,364
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Financial	29.52%
Consumer, Non-cyclical	18.05%
Utilities	16.13%
Consumer, Cyclical	12.96%
Industrial	7.59%
Energy	4.91%
Communications	4.19%
Basic Materials	3.08%
Technology	3.04%
Other Assets in Excess of Liabilities, Net	0.53%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	3.35%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

S&P Mid 400 eMini; March 2009	Buy	163	$ 8,799	$ 8,106	$ (693)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
MidCap Value Fund III
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (99.01%)			COMMON STOCKS (continued)
Aerospace & Defense Equipment (1.40%)			Chemicals - Specialty (continued)
Alliant Techsystems Inc (a)	2,559 $	207	Sigma-Aldrich Corp	3,621 $	131

Goodrich Corp	20,400	788			535

		995	Coatings & Paint (0.91%)

Agricultural Chemicals (0.11%)			Sherwin-Williams Co/The	10,700	511
Intrepid Potash Inc (a)	3,999	82	Valspar Corp	7,778	135

					646

Airlines (0.52%)
Copa Holdings SA	4,872	128	Commercial Banks (2.17%)
Southwest Airlines Co	34,159	240	Bancorpsouth Inc	11,460	216

		368	Bank of Hawaii Corp	8,719	313

			BOK Financial Corp	6,031	225
Apparel Manufacturers (1.45%)			Commerce Bancshares Inc	10,798	377
Hanesbrands Inc (a)	54,600	491	Cullen/Frost Bankers Inc	8,036	352
VF Corp	9,611	538	First Citizens BancShares Inc/NC	400	56

		1,029			1,539

Auto - Car & Light Trucks (0.23%)			Commercial Services (0.75%)
Ford Motor Co (a)	87,666	164	Alliance Data Systems Corp (a)	10,000	416
			Weight Watchers International Inc	5,200	119

Auto/Truck Parts & Equipment - Original (0.16%)
					535

BorgWarner Inc	6,586	111
			Commercial Services - Finance (0.41%)
Beverages - Non-Alcoholic (0.35%)			Equifax Inc	6,664	165
PepsiAmericas Inc	15,531	251	Lender Processing Services Inc	5,000	129

					294

Brewery (0.31%)
Molson Coors Brewing Co	5,552	224	Computer Services (2.05%)
			Affiliated Computer Services Inc (a)	5,713	262
Broadcasting Services & Programming (0.34%)			Computer Sciences Corp (a)	32,500	1,197

Scripps Networks Interactive	11,106	238			1,459

			Computers - Integrated Systems (0.62%)
Building - Residential & Commercial (0.47%)
			Brocade Communications Systems Inc (a)	37,616	143
KB Home	7,245	77
			NCR Corp (a)	14,076	177
NVR Inc (a)	236	101
			Teradata Corp (a)	9,430	124

Pulte Homes Inc	7,242	74
					444

Toll Brothers Inc (a)	4,832	82

		334	Consumer Products - Miscellaneous (0.72%)

			Clorox Co	5,800	291
Cable/Satellite TV (0.18%)
			Fortune Brands Inc	3,321	106
Cablevision Systems Corp	8,000	128
			Jarden Corp (a)	10,669	111

Casino Services (1.42%)					508

International Game Technology	95,000	1,007	Containers - Metal & Glass (0.61%)
			Ball Corp	2,523	97
Cellular Telecommunications (0.19%)			Crown Holdings Inc (a)	8,504	159
US Cellular Corp (a)	3,213	135	Owens-Illinois Inc (a)	9,476	180

Chemicals - Diversified (0.48%)					436

FMC Corp	7,715	344	Containers - Paper & Plastic (0.36%)
			Sonoco Products Co	11,255	258
Chemicals - Specialty (0.75%)
Cytec Industries Inc	4,382	89
Lubrizol Corp	9,239	315

Schedule of Investments
MidCap Value Fund III
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Cruise Lines (0.55%)			Finance - Commercial (0.38%)
Royal Caribbean Cruises Ltd	60,600 $	393	CIT Group Inc	97,735 $	273

Data Processing & Management (0.44%)			Finance - Consumer Loans (1.17%)
Dun & Bradstreet Corp	4,146	315	SLM Corp (a)	72,600	831

Distribution & Wholesale (0.58%)			Finance - Investment Banker & Broker (0.42%)
Genuine Parts Co	12,816	410	Investment Technology Group Inc (a)	5,653	122
			Raymond James Financial Inc	9,500	176

Diversified Manufacturing Operations (2.78%)					298

Dover Corp	5,903	167
Eaton Corp	21,300	937	Finance - Other Services (0.20%)
ITT Corp	19,300	874	MF Global Ltd (a)	53,308	144

		1,978	Food - Canned (0.34%)

Electric - Integrated (11.01%)			Del Monte Foods Co	36,742	245
American Electric Power Co Inc	2,400	75
CMS Energy Corp	37,598	442	Food - Miscellaneous/Diversified (1.60%)
Consolidated Edison Inc	13,478	549	ConAgra Foods Inc	26,048	445
DTE Energy Co	9,700	335	Corn Products International Inc	11,408	264
Edison International	1,918	62	HJ Heinz Co	11,713	428

Hawaiian Electric Industries Inc	13,051	283			1,137

Integrys Energy Group Inc	11,300	472	Food - Retail (0.86%)
MDU Resources Group Inc	40,500	806	Safeway Inc	13,880	298
Northeast Utilities	15,606	371	SUPERVALU Inc	17,800	312

NSTAR	11,308	382			610

PG&E Corp	19,885	769	Funeral Services & Related Items (0.54%)
Pinnacle West Capital Corp	31,600	1,058	Service Corp International/US	84,023	382
Progress Energy Inc	12,957	502
SCANA Corp	12,485	428	Gas - Distribution (3.81%)
Xcel Energy Inc	70,000	1,292	Atmos Energy Corp	13,327	327

		7,826	Centerpoint Energy Inc	76,000	1,017

Electric Products - Miscellaneous (0.19%)			Sempra Energy	15,436	677
AMETEK Inc	4,300	137	UGI Corp	14,488	368
			Vectren Corp	12,456	321

Electronic Components - Semiconductors (0.36%)					2,710

Intersil Corp	10,298	96	Human Resources (0.23%)
QLogic Corp (a)	13,814	156	Hewitt Associates Inc (a)	5,808	165

		252

Electronics - Military (2.08%)			Insurance Brokers (2.54%)
L-3 Communications Holdings Inc	18,681	1,476	Aon Corp	16,417	608
			Marsh & McLennan Cos Inc	7,355	142
Engineering - Research & Development Services (0.17%)			Willis Group Holdings Ltd	42,500	1,053

KBR Inc	8,683	123			1,803

Enterprise Software & Services (0.44%)			Internet Security (0.38%)
CA Inc	17,337	312	McAfee Inc (a)	8,954	273

Fiduciary Banks (0.35%)			Investment Management & Advisory Services (0.77%)
Northern Trust Corp	4,372	251	Affiliated Managers Group Inc (a)	2,500	101
			Ameriprise Financial Inc	15,191	306

Schedule of Investments
MidCap Value Fund III
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Investment Management & Advisory Services			Multimedia (0.24%)
(continued)			McGraw-Hill Cos Inc/The	7,809 $	172
Legg Mason Inc	8,900 $	143

		550	Networking Products (0.23%)

Life & Health Insurance (1.31%)			Juniper Networks Inc (a)	11,719	166
Lincoln National Corp	19,080	289
Protective Life Corp	8,886	73	Non-Hazardous Waste Disposal (0.71%)
			Republic Services Inc	19,531	505
Torchmark Corp	8,000	240
Unum Group	23,162	328	Office Automation & Equipment (0.65%)

		930	Pitney Bowes Inc	14,100	314

Machinery - Farm (0.19%)			Xerox Corp	22,000	146

AGCO Corp (a)	6,189	132			460

			Office Supplies & Forms (1.05%)
Machinery - Pumps (0.20%)
			Avery Dennison Corp	30,900	749
Flowserve Corp	2,666	142
			Oil - Field Services (0.21%)
Machinery Tools & Related Products (0.12%)
			Oil States International Inc (a)	8,013	147
Lincoln Electric Holdings Inc	1,998	82
			Oil & Gas Drilling (0.18%)
Medical - Biomedical/Gene (0.33%)
			ENSCO International Inc	4,572	125
Life Technologies Corp (a)	9,138	233
			Oil Company - Exploration & Production (1.06%)
Medical - Drugs (0.93%)
			Noble Energy Inc	10,954	536
Forest Laboratories Inc (a)	21,107	529
			Plains Exploration & Production Co (a)	10,197	215

King Pharmaceuticals Inc (a)	15,144	132

					751

		661

			Oil Company - Integrated (1.18%)
Medical - HMO (2.02%)
			Murphy Oil Corp	18,900	835
CIGNA Corp	40,968	711
Coventry Health Care Inc (a)	47,700	722	Oil Field Machinery & Equipment (0.23%)

		1,433	National Oilwell Varco Inc (a)	6,241	165

Medical - Wholesale Drug Distribution (1.48%)
AmerisourceBergen Corp	9,502	345	Oil Refining & Marketing (0.37%)
Cardinal Health Inc	18,700	704	Sunoco Inc	5,600	259

		1,049

			Paper & Related Products (0.26%)
Medical Laboratory & Testing Service (1.79%)			International Paper Co	20,579	188
Quest Diagnostics Inc	25,782	1,272
			Pharmacy Services (2.73%)
Medical Products (0.17%)			Express Scripts Inc (a)	2,381	128
Hospira Inc (a)	4,800	120	Omnicare Inc	64,832	1,813

					1,941

Motion Pictures & Services (0.22%)
DreamWorks Animation SKG Inc (a)	7,237	159	Pipelines (2.45%)
			El Paso Corp	158,382	1,296
Multi-Line Insurance (0.73%)			Spectra Energy Corp	30,600	444

American Financial Group Inc/OH	15,245	259			1,740

Assurant Inc	5,500	145	Property & Casualty Insurance (0.57%)
Genworth Financial Inc	42,103	98	Arch Capital Group Ltd (a)	2,683	161
XL Capital Ltd	6,900	20	First American Corp	4,744	104

		522	Progressive Corp/The	11,400	139

					404

Schedule of Investments
MidCap Value Fund III
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Regional Banks (0.39%)			Retail - Discount (2.32%)
Capital One Financial Corp	17,600 $	279	BJ's Wholesale Club Inc (a)	10,574 $	303
			Family Dollar Stores Inc	48,365	1,343

Reinsurance (3.27%)					1,646

Allied World Assurance Co Holdings Ltd	7,904	298
Axis Capital Holdings Ltd	46,611	1,131	Savings & Loans - Thrifts (3.73%)
PartnerRe Ltd	5,773	378	Capitol Federal Financial	4,240	176
Reinsurance Group of America Inc	11,093	395	Hudson City Bancorp Inc	32,946	382
Transatlantic Holdings Inc	3,716	120	New York Community Bancorp Inc	64,979	861

		2,322	People's United Financial Inc	75,236	1,231

					2,650

REITS - Apartments (0.35%)
Essex Property Trust Inc	3,812	252	Semiconductor Component - Integrated Circuits (0.20%)
			Atmel Corp (a)	43,112	144
REITS - Diversified (0.27%)
Digital Realty Trust Inc	5,998	191	Steel - Producers (0.38%)
			Reliance Steel & Aluminum Co	6,570	145
REITS - Healthcare (0.81%)			Steel Dynamics Inc	12,003	128

Nationwide Health Properties Inc	11,615	297			273

Ventas Inc	10,012	279	Telecommunication Equipment (0.30%)

		576	Harris Corp	4,869	211

REITS - Mortgage (2.77%)
Annaly Capital Management Inc	129,822	1,966	Telecommunication Services (0.55%)
			Embarq Corp	10,859	388
REITS - Office Property (1.01%)
Alexandria Real Estate Equities Inc	5,108	303	Telephone - Integrated (0.64%)
Boston Properties Inc	9,526	413	CenturyTel Inc	7,744	210

		716	Windstream Corp	28,109	244

					454

REITS - Regional Malls (0.14%)
Simon Property Group Inc	2,285	98	Theaters (0.19%)
			Regal Entertainment Group	13,529	136
REITS - Shopping Centers (0.45%)
Federal Realty Investment Trust	6,381	323	Tobacco (2.23%)
			Lorillard Inc	16,339	971
REITS - Storage (0.80%)			Reynolds American Inc	16,100	615

Public Storage	9,236	571			1,586

			Tools - Hand Held (1.86%)
REITS - Warehouse & Industrial (0.12%)			Black & Decker Corp	2,798	81
AMB Property Corp	5,451	88	Snap-On Inc	10,364	313
Retail - Apparel & Shoe (0.35%)			Stanley Works/The	29,600	925

Gap Inc/The	21,748	245			1,319

			Toys (0.43%)
Retail - Auto Parts (1.29%)			Hasbro Inc	12,575	303
Advance Auto Parts Inc	28,000	916
			Transport - Marine (0.32%)
Retail - Computer Equipment (1.69%)			Tidewater Inc	5,451	227
GameStop Corp (a)	48,355	1,198
			Transport - Rail (0.16%)
Retail - Consumer Electronics (0.17%)			CSX Corp	4,000	116
RadioShack Corp	10,400	119

		Schedule of Investments
		MidCap Value Fund III
		January 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

COMMON STOCKS (continued)
Transport - Services (0.98%)
Ryder System Inc	20,600 $	696

Water Treatment Systems (0.08%)
Nalco Holding Co	5,856	57

TOTAL COMMON STOCKS	$ 70,366

	Principal
	Amount	Value
	(000's)	(000's)

SHORT TERM INVESTMENTS (0.25%)
Commercial Paper (0.25%)
Investment in Joint Trading Account; HSBC
Funding
0.27%, 2/ 2/2009	$ 89 $	89
Investment in Joint Trading Account;
Prudential Funding
0.27%, 2/ 2/2009	89	89

		178

TOTAL SHORT TERM INVESTMENTS	$ 178

Total Investments	$ 70,544
Other Assets in Excess of Liabilities, Net - 0.74%		529

TOTAL NET ASSETS - 100.00%	$ 71,073

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 1,617
Unrealized Depreciation		(28,214)

Net Unrealized Appreciation (Depreciation)		(26,597)
Cost for federal income tax purposes		97,141
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Financial		24.98%
Consumer, Non-cyclical		18.41%
Utilities		14.82%
Consumer, Cyclical		12.46%
Industrial		12.21%
Energy		5.66%
Technology		4.76%
Communications		3.05%
Basic Materials		2.91%
Other Assets in Excess of Liabilities, Net		0.74%

TOTAL NET ASSETS		100.00%

Schedule of Investments
Money Market Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (88.67%)			COMMERCIAL PAPER (continued)
Asset Backed Securities (2.44%)			Commercial Banks (continued)
CAFCO			Societe Generale North America Inc (continued)
1.60%, 2/ 9/2009	$ 22,440 $	22,432	0.67%, 3/ 6/2009	$ 10,000 $	9,994
0.35%, 3/23/2009	13,000	12,994	0.87%, 3/18/2009	12,000	11,987
0.55%, 3/24/2009	9,800	9,792	0.87%, 3/31/2009	12,000	11,983
0.70%, 4/16/2009	13,000	12,981	Westpac Banking Corp
0.65%, 4/27/2009	13,000	12,980	0.66%, 5/28/2009	4,740	4,730

		71,179			196,059

Auto - Car & Light Trucks (0.45%)			Commercial Banks - Non US (1.54%)
BMW US Capital Corp			DnB NOR Bank ASA
2.05%, 2/ 3/2009	13,000	12,999	0.72%, 2/24/2009	11,000	10,995
			2.23%, 2/25/2009	12,000	11,982
Beverages - Non-Alcoholic (2.47%)			0.79%, 2/27/2009	12,000	11,993
Coca-Cola Co			2.70%, 3/ 9/2009	10,000	9,973

1.60%, 2/11/2009	13,000	12,994			44,943

1.35%, 3/ 4/2009	12,000	11,986
0.35%, 5/21/2009	13,000	12,986	Consumer Products - Miscellaneous (0.39%)
			Kimberly Clark Corp
0.50%, 6/ 8/2009	13,000	12,977	0.45%, 2/ 9/2009	5,900	5,899
0.50%, 7/ 6/2009	10,000	9,979	0.50%, 7/14/2009	5,500	5,488

0.57%, 7/ 8/2009	11,000	10,973			11,387

		71,895

			Cosmetics & Toiletries (0.75%)
Chemicals - Diversified (2.50%)			Procter & Gamble
BASF AG			1.35%, 3/ 3/2009	10,000	9,989
1.99%, 2/12/2009	13,000	12,992	0.95%, 3/20/2009	11,800	11,785

2.05%, 3/ 5/2009	12,800	12,777			21,774

2.10%, 3/10/2009	12,000	11,974
2.00%, 3/12/2009	9,500	9,479	Diversified Banking Institutions (0.25%)
0.63%, 4/20/2009	3,300	3,296	Citigroup Inc
BASF SE			0.85%, 3/24/2009	7,220	7,211
0.45%, 4/15/2009	11,200	11,190
			Diversified Financial Services (2.72%)
0.55%, 6/18/2009	11,000	10,977

			General Electric Capital
		72,685	1.65%, 3/ 4/2009	7,360	7,349

Commercial Banks (6.73%)			1.80%, 3/19/2009	8,000	7,982
Calyon North America			1.90%, 3/27/2009	9,000	8,974
2.30%, 2/ 5/2009	10,685	10,682	2.00%, 4/13/2009	10,000	9,961
1.13%, 2/27/2009	11,000	10,991	2.05%, 5/13/2009	12,000	11,931
1.40%, 3/19/2009	13,000	12,977	0.60%, 7/ 1/2009	12,000	11,970
1.32%, 3/24/2009	10,300	10,281	Rabobank USA Financial Corp
0.98%, 4/ 6/2009	12,000	11,979	0.67%, 3/13/2009	10,000	9,993
0.78%, 4/21/2009	14,200	14,176	0.55%, 5/ 7/2009	11,000	10,984

Nordea North America					79,144

3.37%, 2/ 3/2009	11,000	10,998
			Diversified Manufacturing Operations (1.30%)
2.47%, 2/ 5/2009	11,000	10,997
			Illinois Tool Works Inc
2.20%, 3/12/2009	11,000	10,974	1.20%, 2/12/2009	14,800	14,794
1.00%, 4/15/2009	7,690	7,674	0.35%, 5/ 7/2009	10,090	10,081
0.39%, 5/14/2009	10,000	9,989	0.55%, 6/ 3/2009	13,000	12,976

0.59%, 5/27/2009	13,000	12,975			37,851

Societe Generale North America Inc
2.14%, 3/ 3/2009	12,000	11,979	Electric - Integrated (2.48%)
0.66%, 3/ 6/2009	10,700	10,693	E. ON AG
			2.50%, 2/18/2009	13,500	13,484

Schedule of Investments
Money Market Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Electric - Integrated (continued)			Finance - Investment Banker & Broker
E. ON AG (continued)			(continued)
2.50%, 3/ 9/2009	$ 12,000 $	11,970	ING U.S. Funding (continued)
1.60%, 3/25/2009	12,800	12,771	2.22%, 3/26/2009	$ 6,350 $	6,329
1.20%, 3/30/2009	12,000	11,977	1.09%, 4/28/2009	10,800	10,772
1.00%, 4/13/2009	9,000	8,982	1.51%, 5/ 6/2009	15,000	14,941
1.00%, 4/14/2009	13,000	12,974	JP Morgan Chase

			2.80%, 2/ 2/2009	13,800	13,799
		72,158

			1.60%, 2/ 5/2009	13,000	12,998
Electric Products - Miscellaneous (0.37%)			1.55%, 2/19/2009	10,000	9,992
Emerson Electric Co			1.60%, 2/27/2009	10,000	9,988
1.00%, 3/12/2009	10,900	10,888	1.60%, 3/ 4/2009	13,000	12,982
			0.35%, 3/18/2009	11,000	10,995

Finance - Auto Loans (4.18%)
Paccar Financial					176,499

1.55%, 2/23/2009	11,000	10,990	Finance - Leasing Company (1.40%)
1.35%, 3/ 2/2009	8,290	8,281	River Fuel Funding
1.15%, 3/12/2009	11,000	10,986	2.24%, 2/ 2/2009	9,827	9,826
0.45%, 3/26/2009	11,100	11,093	2.37%, 3/13/2009	14,000	13,963
0.30%, 3/31/2009	9,200	9,196	1.285%, 4/30/2009	4,546	4,532
Toyota Motor Credit			1.285%, 4/30/2009	5,900	5,881
3.10%, 2/ 2/2009	9,000	8,999	2.55%, 4/30/2009	6,500	6,460

2.05%, 2/ 4/2009	9,670	9,668			40,662

2.24%, 2/17/2009	9,000	8,994	Finance - Mortgage Loan/Banker (5.28%)
0.80%, 2/26/2009	9,300	9,295	Fannie Mae Discount Notes
1.00%, 3/10/2009	14,000	13,986	2.82%, 2/ 9/2009	13,500	13,492
1.05%, 3/25/2009	15,000	14,977	1.45%, 5/ 5/2009	13,000	12,951
1.15%, 3/27/2009	5,090	5,081	0.47%, 6/23/2009	13,000	12,976

		121,546	0.59%, 9/21/2009	10,800	10,759

Finance - Commercial (0.76%)			3.57%, 11/ 2/2009	12,000	11,932
Caterpillar Financial Services Corp			Federal Home Loan Bank Discount Notes
1.20%, 2/11/2009	10,000	9,997	2.35%, 2/ 4/2009	13,000	12,997
1.25%, 2/12/2009	12,000	11,995	1.40%, 5/ 1/2009	10,000	9,965

		21,992	Freddie Mac Discount Notes

			2.82%, 2/ 2/2009	11,000	10,999
Finance - Consumer Loans (0.76%)			2.61%, 2/19/2009	12,900	12,883
John Deere Capital Corp			2.83%, 3/ 2/2009	12,500	12,472
2.45%, 2/10/2009	12,300	12,292
2.30%, 2/11/2009	9,740	9,734	2.90%, 3/16/2009	12,500	12,457

		22,026	0.47%, 7/20/2009	13,000	12,971

			0.53%, 7/27/2009	7,000	6,982

Finance - Credit Card (0.75%)					153,836

American Express Credit
0.50%, 3/20/2009	22,000	21,986	Finance - Other Services (4.01%)
			CRC Funding
Finance - Investment Banker & Broker (6.06%)			1.50%, 2/ 3/2009	10,000	9,999
Citigroup Funding			1.60%, 2/13/2009	7,970	7,966
2.40%, 2/ 6/2009	13,000	12,996	0.60%, 3/19/2009	10,800	10,792
2.20%, 2/12/2009	13,000	12,991	0.42%, 4/17/2009	10,000	9,991
2.20%, 2/18/2009	13,000	12,987	0.40%, 4/21/2009	13,000	12,989
2.20%, 3/ 6/2009	13,000	12,974	Park Avenue Receivables Company
0.60%, 5/12/2009	10,000	9,983	0.85%, 2/ 6/2009	10,000	9,999
ING U.S. Funding			0.45%, 4/ 7/2009	14,940	14,928
1.99%, 3/16/2009	11,800	11,772

Schedule of Investments
Money Market Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Finance - Other Services (continued)			Oil Company - Integrated (continued)
Private Export Funding			BP Capital Markets PLC (continued)
1.40%, 3/17/2009	$ 12,000 $	11,979	1.30%, 3/17/2009	$ 7,950 $	7,937
0.90%, 4/ 8/2009	15,000	14,975	1.25%, 3/23/2009	12,000	11,979
0.42%, 5/22/2009	13,000	12,983	0.85%, 4/ 7/2009	12,000	11,982

		116,601	0.49%, 7/16/2009	15,000	14,966

Food - Miscellaneous/Diversified (0.86%)			Chevron Corp
			1.15%, 3/13/2009	13,800	13,782
Unilever Capital
2.55%, 2/ 6/2009	13,000	12,996	0.42%, 6/ 1/2009	12,000	11,983
1.20%, 3/ 5/2009	12,000	11,987	0.53%, 6/10/2009	12,000	11,977

		24,983	ConocoPhilipps

			0.35%, 2/26/2009	13,000	12,997
Gas - Distribution (2.42%)			0.37%, 2/26/2009	2,670	2,669
GDF Suez			Total Capital
2.34%, 2/ 6/2009	13,000	12,996	0.37%, 3/30/2009	13,000	12,993
2.35%, 2/11/2009	12,800	12,792	0.34%, 4/ 3/2009	13,000	12,993

1.22%, 2/19/2009	13,000	12,992			138,244

1.25%, 2/23/2009	8,740	8,733
2.36%, 2/24/2009	7,090	7,079	Publicly Traded Investment Fund (1.85%)
			JP Morgan Prime Money Market Fund
2.00%, 2/25/2009	10,800	10,786	1.08%, 12/31/2009	31,440	31,440
1.15%, 3/ 4/2009	5,000	4,995	Merrill Lynch Funds for Instutitions Series -

		70,373	Government Fund

Investment Companies (1.14%)			0.67%, 12/31/2009	22,430	22,430

Columbia Funds Series Trust - Columbia					53,870

Money Market Reserves			Retail - Discount (0.82%)
1.12%, 12/31/2009	33,200	33,200	Wal-Mart Stores
			0.55%, 6/15/2009	15,000	14,969
Medical - Drugs (1.08%)			0.55%, 6/16/2009	9,070	9,052

Pfizer, Inc
1.20%, 3/17/2009	7,200	7,189			24,021

1.20%, 3/18/2009	9,300	9,286	Special Purpose Entity (21.43%)
0.50%, 5/18/2009	15,000	14,978	American Honda Finance Corp

		31,453	1.95%, 2/ 4/2009	9,000	8,999

			1.00%, 2/26/2009	9,450	9,443
Money Center Banks (2.48%)			1.00%, 3/10/2009	9,300	9,290
BNP Paribas Finance
2.26%, 4/ 1/2009	13,000	12,952	0.45%, 4/16/2009	6,500	6,494
2.11%, 4/ 6/2009	12,000	11,955	Australia & New Zealand Banking Co
			2.55%, 3/11/2009	14,000	13,962
2.05%, 4/ 9/2009	13,000	12,951	2.65%, 3/16/2009	13,000	12,959
0.78%, 4/29/2009	10,400	10,380	0.50%, 4/14/2009	13,000	12,987
0.77%, 4/30/2009	11,000	10,979	0.58%, 4/14/2009	12,000	11,986
0.89%, 6/24/2009	13,000	12,954	0.55%, 4/15/2009	13,000	12,986

		72,171	CBA Delaware Finance

Multimedia (0.58%)			1.95%, 2/10/2009	10,000	9,995
Walt Disney Co			0.84%, 2/17/2009	14,500	14,495
1.10%, 2/10/2009	3,715	3,714	1.99%, 3/ 3/2009	13,000	12,978
1.10%, 3/10/2009	2,370	2,367	1.90%, 3/ 5/2009	12,000	11,980
0.30%, 4/22/2009	10,800	10,793	1.85%, 3/ 9/2009	11,800	11,778

		16,874	0.72%, 4/15/2009	11,030	11,014

Oil Company - Integrated (4.75%)			Charta LLC
BP Capital Markets PLC			1.30%, 3/11/2009	12,800	12,782
1.25%, 3/ 6/2009	12,000	11,986	0.70%, 3/24/2009	15,000	14,985

Schedule of Investments
Money Market Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

COMMERCIAL PAPER (continued)			COMMERCIAL PAPER (continued)
Special Purpose Entity (continued)			Telephone - Integrated (continued)
Charta LLC (continued)			Telstra Corp
0.40%, 4/16/2009	$ 13,000 $	12,989	0.88%, 3/30/2009	$ 11,000 $	10,985
Danske Corp			Verizon Communications Inc
3.04%, 2/ 5/2009	10,000	9,997	0.55%, 2/25/2009	13,000	12,995
2.19%, 2/13/2009	8,000	7,994	0.90%, 3/25/2009	8,000	7,989

1.99%, 2/17/2009	14,000	13,988			43,964

3.00%, 2/23/2009	11,500	11,479	Tobacco (1.92%)
1.15%, 3/30/2009	2,800	2,795	Philip Morris Capital
0.65%, 4/28/2009	13,200	13,180	0.85%, 3/25/2009	11,000	10,987
0.69%, 5/ 8/2009	10,000	9,982	Philip Morris International Inc
Gemini Securitization Corp			1.40%, 2/10/2009	8,310	8,307
0.75%, 3/ 9/2009	12,000	11,991	0.65%, 2/25/2009	2,350	2,349
0.75%, 3/18/2009	5,400	5,395	0.20%, 3/ 2/2009	11,400	11,398
0.50%, 4/ 2/2009	13,000	12,989	0.70%, 3/26/2009	13,000	12,987
0.60%, 4/22/2009	15,000	14,980	0.60%, 4/24/2009	10,000	9,986

National Australia Funding					56,014

1.88%, 2/20/2009	13,000	12,987
1.00%, 3/ 2/2009	13,000	12,990	Tools - Hand held (0.24%)
1.48%, 3/31/2009	10,900	10,874	Stanley Works
			2.50%, 2/ 4/2009	7,000	6,999

0.84%, 4/20/2009	13,000	12,976
Ranger Funding			TOTAL COMMERCIAL PAPER	$ 2,581,195

1.50%, 2/18/2009	8,250	8,244	CERTIFICATE OF DEPOSIT (1.54%)
1.40%, 2/20/2009	14,000	13,990	Commercial Banks (0.86%)
1.40%, 3/17/2009	11,000	10,995	US Bank NA
0.50%, 4/ 3/2009	12,000	11,990	0.80%, 7/22/2009	10,000	10,000
0.50%, 4/ 6/2009	13,000	12,988	US Bank NA/Minneapolis MN
0.45%, 4/ 9/2009	12,000	11,990	0.70%, 6/22/2009	15,000	15,000

Sheffield Receivables					25,000

0.40%, 4/ 1/2009	10,000	9,993	Money Center Banks (0.68%)
0.50%, 5/ 4/2009	10,000	9,987	Bank of America N.A.
Shell Finance			0.65%, 7/13/2009	10,000	10,000
1.70%, 4/ 2/2009	10,300	10,271	2.35%, 8/28/2009	10,000	10,000

Shell International Finance BV					20,000
2.30%, 2/20/2009	13,000	12,984

1.70%, 4/ 1/2009	11,000	10,969	TOTAL CERTIFICATE OF DEPOSIT	$ 45,000

1.75%, 5/ 4/2009	10,900	10,851	BONDS (5.44%)
0.30%, 5/ 5/2009	11,300	11,291	Automobile Sequential (0.26%)
1.70%, 5/11/2009	13,000	12,939	Honda Auto Receivables Owner Trust
Societe Generale North America Inc			2.92%, 2/18/2009 (a)	1,179	1,179
0.84%, 4/ 2/2009	15,000	14,979	Hyundai Auto Receivables Trust
Yorktown Capital			2.85%, 2/15/2009	2,100	2,100
1.40%, 2/ 9/2009	11,000	10,997	Nissan Auto Receivables Owner Trust
1.40%, 2/19/2009	9,210	9,204	2.79%, 6/15/2009	1,434	1,434
1.45%, 2/23/2009	13,000	12,988	World Omni Auto Receivables Trust
1.50%, 2/24/2009	13,000	12,988	3.00%, 4/15/2009	2,771	2,771

0.85%, 4/ 2/2009	13,400	13,381			7,484

0.35%, 4/23/2009	13,000	12,990	Commercial Banks (1.20%)

		623,708	ING Bank NV

Telephone - Integrated (1.51%)			2.97%, 3/ 3/2009 (b)(c)	25,000	25,000
AT&T Inc
1.25%, 2/13/2009	12,000	11,995

Schedule of Investments
Money Market Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			TAX-EXEMPT BONDS (continued)
Commercial Banks (continued)			California (continued)
Svenska Handelsbanken AB			City of Santa Rosa CA Landesbank
1.64%, 4/ 6/2009 (c)	$ 10,000 $	10,000	Hessen-Thueringen

		35,000	1.75%, 9/ 1/2024	$ 4,665 $	4,665

			Kern Water Bank Authority Wells Fargo Bank
Diversified Financial Services (0.45%)			NA
IBM International Group Capital LLC			1.50%, 7/ 1/2028	2,600	2,600
2.39%, 2/26/2009 (c)	13,100	13,100	Los Angeles Community College District/CA
			3.05%, 8/ 1/2009	1,800	1,800
Life & Health Insurance (0.51%)			San Jose Redevelopment Agency/CA JP
Monumental Global Funding III			Morgan Chase Bank
1.54%, 4/17/2009 (b)(c)	15,000	15,000	1.05%, 8/ 1/2028	32,150	32,150

					51,915

Medical - Hospitals (0.41%)
Portland Clinic LLP/The			Colorado (0.27%)
2.10%, 11/20/2027	11,895	11,895	Colorado Housing & Finance Authority/CO
			Wells Fargo Bank NA
Medical - Outpatient & Home Medical Care (0.21%)			1.50%, 4/ 1/2029	325	325
Everett Clinic PS			County of Kit Carson CO Wells Fargo Bank NA
2.10%, 5/ 1/2022	6,000	6,000	2.50%, 6/ 1/2027	2,100	2,100
			County of Montrose CO Wells Fargo Bank NA
Money Center Banks (1.24%)			1.50%, 6/ 1/2010	400	400
Bank of New York Mellon/The			Sheridan Redevelopment Agency Citibank NA
3.32%, 2/ 2/2009 (b)	36,000	36,000	2.15%, 12/ 1/2029	5,000	5,000

					7,825

Special Purpose Entity (1.16%)			Georgia (0.07%)
Corporate Finance Managers Inc			Savannah College of Art & Design Inc Bank of
1.25%, 2/ 2/2043	13,800	13,800	America NA
NGSP Inc			0.85%, 4/ 1/2024	2,100	2,100
0.85%, 6/ 1/2046	20,000	20,000

		33,800	Illinois (0.61%)

			Memorial Health System/IL JP Morgan Chase
TOTAL BONDS	$ 158,279		Bank

TAX-EXEMPT BONDS (4.24%)			2.50%, 10/ 1/2024	17,780	17,780
Arizona (0.38%)
Glendale Industrial Development Authority			Indiana (0.09%)
Bank of New York			Ball State University/IN
0.85%, 7/ 1/2035	7,495	7,495	2.00%, 9/ 1/2031	2,550	2,550
Tucson Airport Authority Inc/AZ Bank of
America NA			Iowa (0.09%)
0.85%, 12/ 1/2018	3,635	3,635	Iowa Finance Authority

		11,130	2.50%, 3/ 1/2018	2,590	2,590

California (1.78%)			New York (0.19%)
Abag Finance Authority for Nonprofit Corps			New York City Housing Development Corp
1.75%, 11/ 1/2031	2,000	2,000	Landesbank Hessen-Thueringen
California Statewide Communities			1.50%, 6/ 1/2039	5,500	5,500
Development Authority
0.85%, 8/15/2034	800	800	North Carolina (0.23%)
City of Fairfield CA Landesbank			North Carolina Capital Facilities Finance
Hessen-Thueringen			Agency
1.75%, 6/ 1/2034	2,000	2,000	0.85%, 9/ 1/2018	6,615	6,615
1.75%, 6/ 1/2034	2,700	2,700
City of Richmond CA FNMA			Oklahoma (0.20%)
0.85%, 8/15/2037	3,200	3,200	University Hospital Bank of America NA
			0.85%, 8/15/2021	5,790	5,790

		Schedule of Investments
		Money Market Fund
		January 31, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

TAX-EXEMPT BONDS (continued)
Oregon (0.04%)
Lake Oswego Redevelopment Agency Wells
Fargo Bank NA
1.50%, 6/ 1/2020	$ 1,285 $	1,285

Washington (0.29%)
Washington State Housing Finance
Commission/WA
0.85%, 9/ 1/2028	1,205	1,205
2.55%, 12/ 1/2028	510	510
0.85%, 9/15/2037	2,730	2,730
0.85%, 12/15/2037	3,855	3,855

		8,300

TOTAL TAX-EXEMPT BONDS	$ 123,380

Total Investments	$ 2,907,854
Other Assets in Excess of Liabilities, Net - 0.11%		3,157

TOTAL NET ASSETS - 100.00%	$ 2,911,011

(a)	Variable Rate. Rate shown is in effect at January 31, 2009.
(b) Security is Illiquid
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $63,100 or 2.17% of net assets.

Portfolio Summary (unaudited)

Sector		Percent

Financial		60.31%
Consumer, Non-cyclical		8.09%
Government		5.28%
Utilities		4.90%
Energy		4.75%
Revenue		3.47%
Asset Backed Securities		2.70%
Basic Materials		2.50%
Communications		2.09%
Industrial		1.91%
Exchange Traded Funds		1.85%
Consumer, Cyclical		1.27%
Insured		0.49%
Tax Allocation		0.22%
General Obligation		0.06%
Other Assets in Excess of Liabilities, Net		0.11%

TOTAL NET ASSETS		100.00%

Schedule of Investments
Mortgage Securities Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (26.92%)			BONDS (continued)
Finance - Mortgage Loan/Banker (0.14%)			Mortgage Backed Securities (continued)
Fannie Mae			Wells Fargo Mortgage Backed Securities Trust
6.21%, 8/ 6/2038	$ 1,250 $	1,462	6.00%, 4/25/2037	$ 21,000 $	10,063

					274,323

Mortgage Backed Securities (26.78%)
Banc of America Mortgage Securities Inc			TOTAL BONDS	$ 275,785

4.75%, 8/25/2033	21,500	20,235	U.S. GOVERNMENT & GOVERNMENT AGENCY
5.50%, 5/25/2034	10,568	9,950	OBLIGATIONS (70.01%)
Chase Mortgage Finance Corp			Federal Home Loan Mortgage Corporation
6.00%, 5/25/2035	21,000	17,013	(FHLMC) (34.88%)
Countrywide Home Loan Mortgage Pass			6.50%, 2/ 1/2011	11	11
Through Trust			6.50%, 3/ 1/2011	54	57
5.00%, 11/25/2018	12,077	11,873	6.50%, 3/ 1/2011	10	11
5.25%, 5/25/2034	21,500	19,653	6.50%, 3/ 1/2011	40	41
5.75%, 12/25/2035	23,007	16,809	6.50%, 3/ 1/2011	92	96
CS First Boston Mortgage Securities Corp			6.50%, 4/ 1/2011	3	3
5.75%, 4/25/2033	8,584	8,098	6.50%, 4/ 1/2011	23	24
4.50%, 6/25/2033	2,922	2,891	7.50%, 3/ 1/2013	794	823
6.00%, 12/25/2033	4,979	4,136	9.00%, 9/ 1/2016	4	5
Fannie Mae			6.50%, 11/ 1/2016	501	523
9.00%, 5/25/2020	69	75	9.00%, 1/ 1/2017	1	1
5.00%, 2/25/2027	2,718	90	6.00%, 4/ 1/2017	1,091	1,138
1.01%, 4/25/2027 (a)	60	58	6.00%, 4/ 1/2017	1,302	1,354
5.50%, 2/25/2032	19,259	19,898	6.00%, 5/ 1/2017	1,414	1,470
7.00%, 4/25/2032	6,477	6,656	9.00%, 5/ 1/2017	2	2
5.50%, 12/25/2035 (a)	21,990	22,658	4.50%, 4/ 1/2018	5,967	6,076
Fannie Mae Grantor Trust			5.50%, 11/ 1/2018	5,411	5,598
7.30%, 5/25/2010	7,000	7,419
			8.50%, 4/ 1/2019	15	17
Fannie Mae Interest Strip
7.00%, 4/ 1/2024	300	43	4.50%, 7/ 1/2019	13,062	13,277
Freddie Mac			9.00%, 5/ 1/2021	4	4
1.28%, 2/15/2021 (a)	81	80	9.00%, 9/ 1/2021	3	3
6.50%, 8/15/2027	426	446	6.50%, 12/ 1/2021	2,071	2,176
5.00%, 9/15/2027	12,471	513	9.00%, 1/ 1/2022	6	6
6.00%, 6/15/2030	73	73	6.50%, 4/ 1/2022	1,963	2,062
6.50%, 6/15/2031	2,149	2,180	6.50%, 5/ 1/2022	1,173	1,231
5.50%, 1/15/2033	8,816	9,195	9.00%, 8/ 1/2022	2	2
5.50%, 4/15/2033 (a)	15,000	15,463	6.50%, 5/ 1/2023	202	211
GSR Mortgage Loan Trust			6.50%, 7/ 1/2023	13	14
5.00%, 5/25/2033	2,373	2,364	6.50%, 1/ 1/2024	31	33
LF Rothschild Mortgage Trust			5.50%, 6/ 1/2024	13,394	13,731
9.95%, 9/ 1/2017	36	36	7.00%, 7/ 1/2024	17	18
MASTR Alternative Loans Trust			6.50%, 7/ 1/2025	4	4
5.38%, 1/25/2020 (a)	16,166	14,562	6.50%, 7/ 1/2025	3	3
Prime Mortgage Trust			6.50%, 9/ 1/2025	6	6
4.75%, 10/25/2020 (a)	13,797	11,422
			6.50%, 9/ 1/2025	3	3
Residential Funding Mortgage Securities I
5.50%, 12/25/2033	17,000	14,540	6.50%, 9/ 1/2025	1	2
Structured Asset Securities Corp			6.50%, 10/ 1/2025	20	21
5.50%, 12/25/2033	14,158	14,131	6.50%, 10/ 1/2025	13	14
5.00%, 5/25/2035	13,986	11,700	6.50%, 4/ 1/2027	5	6
			7.00%, 1/ 1/2028	1,787	1,893
			6.50%, 2/ 1/2028	1	1

Schedule of Investments
Mortgage Securities Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation			Federal National Mortgage Association (FNMA)
(FHLMC) (continued)			(continued)
6.50%, 3/ 1/2029	$ 356 $	375	7.00%, 9/ 1/2010	$ 4 $	4
6.50%, 4/ 1/2029	3,618	3,844	7.00%, 9/ 1/2010	1	1
7.00%, 6/ 1/2029	781	829	7.00%, 9/ 1/2010	1	1
8.50%, 7/ 1/2029	215	232	7.00%, 9/ 1/2010	6	6
8.00%, 12/ 1/2030	87	92	7.00%, 9/ 1/2010	1	1
7.50%, 2/ 1/2031	215	228	7.00%, 10/ 1/2010	1	1
7.00%, 3/ 1/2031	191	202	7.00%, 10/ 1/2010	3	3
6.50%, 4/ 1/2031	1,297	1,367	7.00%, 11/ 1/2010	2	2
7.00%, 4/ 1/2031	594	631	7.00%, 11/ 1/2010	1	1
6.00%, 5/ 1/2031	903	939	7.00%, 5/ 1/2011	8	8
7.00%, 6/ 1/2031	156	165	7.00%, 3/ 1/2012	2	2
6.50%, 10/ 1/2031	575	603	6.00%, 12/ 1/2016	1,539	1,608
7.00%, 10/ 1/2031	295	312	5.50%, 1/ 1/2017	2,762	2,877
6.50%, 1/ 1/2032	3,109	3,264	9.00%, 3/ 1/2017	2	2
7.00%, 4/ 1/2032	1,123	1,190	6.00%, 8/ 1/2017	2,764	2,885
6.00%, 9/ 1/2032	1,733	1,799	5.50%, 12/ 1/2017	3,305	3,423
5.50%, 11/ 1/2032	5,574	5,728	5.50%, 5/ 1/2018	6,451	6,672
5.00%, 2/ 1/2033	7,383	7,532	5.00%, 6/ 1/2018	12,025	12,426
5.50%, 4/ 1/2033	10,557	10,833	6.00%, 8/ 1/2018	1,308	1,361
5.00%, 6/ 1/2033	8,331	8,489	9.00%, 1/ 1/2019	1	1
4.50%, 8/ 1/2033	4,132	4,161	8.00%, 5/ 1/2022	28	29
4.50%, 8/ 1/2033	3,860	3,887	6.00%, 10/ 1/2022	2,777	2,874
5.00%, 8/ 1/2033	12,111	12,347	8.50%, 2/ 1/2023	8	8
5.00%, 8/ 1/2033	12,536	12,772	6.50%, 9/ 1/2024	1,522	1,588
5.50%, 8/ 1/2033	9,030	9,278	8.00%, 9/ 1/2024	1	1
6.00%, 11/ 1/2033	4,737	4,918	7.50%, 12/ 1/2024	371	396
6.00%, 11/ 1/2033	3,925	4,076	8.00%, 12/ 1/2024	3	3
5.50%, 12/ 1/2033	11,606	11,920	8.00%, 1/ 1/2025	1	1
6.00%, 12/ 1/2033	4,717	4,891	8.00%, 1/ 1/2025	2	2
5.50%, 1/ 1/2034	11,360	11,653	8.50%, 9/ 1/2025	4	5
5.00%, 5/ 1/2034	13,985	14,240	7.00%, 3/ 1/2027	29	31
6.00%, 5/ 1/2034	8,969	9,284	5.34%, 3/ 1/2028 (a)	21	21
6.00%, 5/ 1/2034	7,679	7,923	6.50%, 8/ 1/2028	209	220
6.00%, 1/ 1/2035	10,559	10,886	7.00%, 8/ 1/2028	270	289
6.00%, 2/ 1/2035	7,429	7,691	6.50%, 9/ 1/2028	64	68
4.50%, 6/ 1/2035	22,652	22,784	6.50%, 11/ 1/2028	39	40
5.00%, 7/ 1/2035	18,478	18,797	6.50%, 11/ 1/2028	193	203
5.50%, 9/ 1/2035	20,963	21,484	6.50%, 12/ 1/2028	130	136
5.50%, 10/ 1/2035	18,846	19,315	7.00%, 12/ 1/2028	225	241
7.00%, 7/ 1/2036	12,107	12,737	6.50%, 1/ 1/2029	52	55
9.50%, 6/ 1/2016	7	8	6.50%, 2/ 1/2029	115	121
9.50%, 4/ 1/2017	15	17	6.00%, 3/ 1/2029	440	457
5.73%, 1/ 1/2037 (a)	11,724	12,127	6.50%, 3/ 1/2029	301	316
5.84%, 1/ 1/2037 (a)	18,830	19,517	6.50%, 4/ 1/2029	556	584

		357,338	7.00%, 4/ 1/2029	104	110

Federal National Mortgage Association (FNMA) (27.86%)			7.00%, 7/ 1/2029	256	274
7.00%, 6/ 1/2010	7	8	7.50%, 7/ 1/2029	223	238
7.00%, 9/ 1/2010	4	4	7.50%, 2/ 1/2030	122	129

Schedule of Investments
Mortgage Securities Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (continued)			OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA)			Government National Mortgage Association
(continued)			(GNMA) (continued)
9.00%, 9/ 1/2030	$ 80 $	87	13.50%, 12/15/2014	$ 4 $	5
6.50%, 6/ 1/2031	1,172	1,223	9.50%, 4/15/2016	5	5
6.50%, 6/ 1/2031	384	403	9.50%, 9/15/2016	5	5
6.50%, 6/ 1/2031	164	173	9.50%, 11/15/2016	25	27
6.00%, 8/ 1/2031	2,211	2,293	9.50%, 7/15/2017	37	40
7.00%, 11/ 1/2031	1,495	1,589	9.50%, 7/15/2017	22	24
6.00%, 1/ 1/2032	1,442	1,492	9.50%, 10/15/2017	12	13
6.50%, 1/ 1/2032	472	495	9.50%, 11/15/2017	24	27
6.50%, 3/ 1/2032	1,521	1,596	9.50%, 9/15/2020	20	22
6.50%, 3/ 1/2032	653	685	9.50%, 8/15/2021	220	240
6.50%, 4/ 1/2032	2,119	2,223	9.00%, 11/15/2021	233	249
7.00%, 7/ 1/2032	462	491	8.00%, 4/15/2022	103	110
6.50%, 8/ 1/2032	892	936	6.50%, 3/15/2024	271	282
6.50%, 11/ 1/2032	694	728	7.50%, 3/15/2024	68	72
6.50%, 11/ 1/2032	1,219	1,277	7.00%, 10/15/2027	17	19
6.50%, 11/ 1/2032	335	352	7.00%, 10/15/2027	60	65
6.50%, 12/ 1/2032	2,145	2,251	7.00%, 10/15/2027	5	5
5.50%, 2/ 1/2033	8,634	8,881	7.00%, 10/15/2027	4	4
6.50%, 2/ 1/2033	922	966	7.00%, 11/15/2027	6	6
6.00%, 4/ 1/2033	1,080	1,121	7.00%, 12/15/2027	4	4
5.50%, 5/ 1/2033	649	671	7.00%, 12/15/2027	4	4
5.50%, 5/ 1/2033	4,871	5,001	7.00%, 2/15/2028	3	3
5.50%, 5/ 1/2033	6,660	6,838	7.00%, 2/15/2028	1	1
5.50%, 6/ 1/2033	12,104	12,427	7.00%, 5/15/2028	1	1
6.00%, 1/ 1/2034	5,453	5,649	7.00%, 5/15/2028	1	1
5.50%, 2/ 1/2034	5,537	5,681	7.00%, 6/15/2028	189	203
5.50%, 2/ 1/2034	20,108	20,605	7.00%, 12/15/2028	184	197
6.00%, 2/ 1/2034	1,090	1,129	7.00%, 1/15/2029	130	140
5.50%, 3/ 1/2034	5,131	5,272	7.00%, 3/15/2029	131	140
6.00%, 3/ 1/2034	2,726	2,818	7.00%, 4/15/2029	113	121
5.50%, 4/ 1/2034	4,175	4,284	7.00%, 4/15/2029	237	254
5.00%, 6/ 1/2034	12,366	12,607	7.50%, 8/15/2029	277	296
5.50%, 7/ 1/2034	5,177	5,297	7.50%, 9/15/2029	72	76
6.50%, 7/ 1/2034	1,969	2,058	7.50%, 9/15/2029	171	182
6.50%, 7/ 1/2034	3,554	3,730	7.50%, 10/15/2029	131	139
5.50%, 9/ 1/2034	16,418	16,821	7.50%, 11/15/2029	121	129
6.00%, 9/ 1/2034	8,501	8,752	7.50%, 11/15/2029	99	105
5.50%, 1/ 1/2035	10,538	10,815	7.75%, 12/15/2029	54	57
5.50%, 2/ 1/2035	12,817	13,141	6.50%, 7/15/2032	890	929
6.50%, 2/ 1/2036	11,722	12,222	6.00%, 8/15/2034	11,650	12,014
6.50%, 5/ 1/2036	14,289	14,905	9.50%, 9/20/2018	105	114
6.00%, 10/ 1/2036 (a)	5,477	5,683	9.50%, 12/20/2020	27	30
6.00%, 4/ 1/2037	18,682	19,275	9.50%, 1/20/2021	5	5
6.00%, 5/ 1/2038	20,136	20,774	9.50%, 2/20/2021	3	4

		285,454	9.50%, 3/20/2021	8	8

Government National Mortgage Association			6.80%, 4/20/2025	90	96
(GNMA) (5.59%)			6.00%, 4/20/2026	291	300
13.50%, 9/15/2014	1	2	6.00%, 2/20/2029	441	455

Schedule of Investments
Mortgage Securities Fund
January 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

	Principal
			Sector	Percent

	Amount	Value
	(000's)	(000's)	Mortgage Securities	95.11%

			Financial	2.66%
U.S. GOVERNMENT & GOVERNMENT AGENCY			Government	1.83%
OBLIGATIONS (continued)			Other Assets in Excess of Liabilities, Net	0.40%

Government National Mortgage Association
(GNMA) (continued)			TOTAL NET ASSETS	100.00%

6.50%, 3/20/2031	$ 377 $		396
6.50%, 4/20/2031	282		296
7.00%, 6/20/2031	197		210
6.00%, 5/20/2032 (a)	1,745		1,798
5.50%, 7/20/2033	8,593		8,811
6.00%, 7/20/2033	5,609		5,791
5.50%, 2/20/2034	9,215		9,442
5.50%, 3/20/2034	8,717		8,931
6.50%, 4/20/2034	2,315		2,413
6.50%, 5/20/2034	1,823		1,900

			57,218

U.S. Treasury (1.68%)
3.75%, 11/15/2018	16,000		17,230

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 717,240

REPURCHASE AGREEMENTS (2.67%)
Money Center Banks (2.67%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.25%
dated 1/30/2009 maturing 2/02/2009
(collateralized by Sovereign Agency
Issues; $14,056,000; 0.00% - 4.88%; dated
07/27/09 - 06/13/18)	$ 13,647 $		13,647
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.25%; dated 1/30/2009 maturing
2/02/2009 (collateralized by Sovereign
Agency Issues; $14,056,000; 0.00% -
5.965%; dated 02/06/09 - 05/26/27)	13,647		13,647

			27,294

TOTAL REPURCHASE AGREEMENTS	$ 27,294

Total Investments	$ 1,020,319
Other Assets in Excess of Liabilities, Net - 0.40%			4,122

TOTAL NET ASSETS - 100.00%	$ 1,024,441

(a)	Variable Rate. Rate shown is in effect at January 31, 2009.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 16,403
Unrealized Depreciation			(33,735)

Net Unrealized Appreciation (Depreciation)			(17,332)
Cost for federal income tax purposes			1,037,651
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Preferred Securities Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (0.47%)			PREFERRED STOCKS (continued)
Publicly Traded Investment Fund (0.47%)			Diversified Banking Institutions (continued)
BlackRock Preferred and Corporate Income			Royal Bank of Scotland Group PLC 6.13%;
Strategies Fund Inc	25,500 $	157	Series R	375,300 $	1,876
BlackRock Preferred Income Strategies Fund			Royal Bank of Scotland Group PLC 6.25%;
Inc	242,500	1,608	Series P	227,000	1,096
Blackrock Preferred Opportunity Trust	121,600	1,020	Royal Bank of Scotland Group PLC 6.35%;
Flaherty & Crumrine/Claymore Preferred			Series N	459,032	2,291
Securities Income Fund Inc	335,900	2,744	Royal Bank of Scotland Group PLC 6.40%;
Flaherty & Crumrine/Claymore Total Return			Series M	191,700	968
Fund Inc	109,800	921	Royal Bank of Scotland Group PLC 6.60%;

		6,450	Series S	493,800	2,474

			Royal Bank of Scotland Group PLC 6.75%;
TOTAL COMMON STOCKS	$ 6,450		Series Q	468,639	2,343

CONVERTIBLE PREFERRED STOCKS (0.24%)			Royal Bank of Scotland Group PLC 7.25%;
			Series H	77,200	408
Agricultural Operations (0.16%)
			Royal Bank of Scotland Group PLC 7.25%;
Archer-Daniels-Midland Co	60,000	2,164	Series T	236,600	1,349
			Royal Bank of Scotland Group PLC 7.65%;
Medical - Drugs (0.08%)			Series F	3,100	18

Schering-Plough Corp	6,500	1,131			35,330

TOTAL CONVERTIBLE PREFERRED STOCKS	$ 3,295

			Diversified Financial Services (1.66%)
PREFERRED STOCKS (67.85%)			Citigroup Capital IX	106,600	1,103
Cable/Satellite TV (1.59%)			Citigroup Capital VII	401,000	4,575
Comcast Corp 6.63%	391,654	8,499	Citigroup Capital VIII	111,279	1,268
Comcast Corp 7.00%; Series B	311,000	7,134	Citigroup Capital X	185,300	1,862
Comcast Corp 7.00%	282,045	6,445	Citigroup Capital XI	192,500	1,961

		22,078	Citigroup Capital XIV	26,000	264

Cellular Telecommunications (0.05%)			Citigroup Capital XIX	53,400	592
US Cellular Corp	31,500	695	Citigroup Capital XV	88,200	920
			Citigroup Capital XVI	105,300	1,070
Commercial Banks (5.27%)			Citigroup Capital XX	170,100	2,169
ASBC Capital I	97,601	1,966	General Electric Capital Corp 5.88%	39,648	833
BancorpSouth Capital Trust I	27,400	671	General Electric Capital Corp 6.00%	98,800	2,085
Banesto Holdings (a)	11,700	314	General Electric Capital Corp 6.05%	98,600	2,140
Barclays Bank PLC 7.10%	1,036,535	12,314	General Electric Capital Corp 6.10%	19,000	414
Barclays Bank PLC 7.75%	321,829	4,152	General Electric Capital Corp 6.45%	15,000	339
Barclays Bank PLC 8.13%	291,339	4,079	General Electric Capital Corp 6.50%	19,900	459
BB&T Capital Trust V	936,200	23,124	Harris Preferred Capital Corp	63,400	979

CoBank ACB (a)	202,000	9,227			23,033

M&T Capital Trust IV	361,800	8,864
			Electric - Integrated (7.10%)
National Bank of Greece SA	388,600	7,337
			Alabama Power Co - Series 2007B	212,722	5,388
Regions Financing Trust II	52,200	941
			Alabama Power Co - Series II	363,717	9,057
Zions Capital Trust B	3,000	67

			DTE Energy Trust I	18,300	441
		73,056

			Entergy Arkansas Inc	2,000	51
Diversified Banking Institutions (2.55%)			Entergy Louisiana LLC	136,617	3,443
Bank of America Corp	325,700	4,488	Entergy Mississippi Inc 6.00%	4,100	101
Citigroup Inc 8.13%	67,912	632	Entergy Mississippi Inc 7.25%	74,000	1,839
HSBC Holdings PLC 6.20%	615,100	9,472	FPL Group Capital Inc 6.60%	100,600	2,570
HSBC Holdings PLC 8.13%	9,800	215	FPL Group Capital Inc 7.45%	5,000	135
JP Morgan Chase & Co	286,200	6,740	FPL Group Capital Trust I	283,769	6,904
Royal Bank of Scotland Group PLC 5.75%;			Georgia Power Capital Trust VII	106,000	2,549
Series L	211,373	960

Schedule of Investments
Preferred Securities Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
Electric - Integrated (continued)			Finance - Other Services (continued)
Georgia Power Co 5.70%	14,800 $	356	National Rural Utilities Cooperative Finance
Georgia Power Co 5.75%	17,400	426	Corp 5.95%	25,000 $	555
Georgia Power Co 5.90%	54,330	1,356	National Rural Utilities Cooperative Finance
Georgia Power Co 6.00%	5,600	141	Corp 6.10%	58,500	1,221
			National Rural Utilities Cooperative Finance
Georgia Power Co 6.375%	14,000	366	Corp 6.75%	36,400	846

Georgia Power Co 6.50%	50,000	4,198			5,809

Georgia Power Co 8.20%	250,000	6,962
Gulf Power Co 5.75%	1,400	35	Financial Guarantee Insurance (0.27%)
			Financial Security Assurance Holdings Ltd
Gulf Power Co 5.88%	8,600	214	5.60%	74,600	643
Indiana Michigan Power Co	2,900	74	Financial Security Assurance Holdings Ltd
Mississippi Power Co	26,000	638	6.25%	350,225	3,152

PPL Capital Funding Inc	444,800	11,035			3,795

PPL Energy Supply LLC	216,900	5,574
			Insurance Brokers (0.08%)
South Carolina Electric & Gas Co	95,000	7,422	ABN AMRO North America Capital
Wisconsin Public Service Corp	27,500	2,308	Funding Trust I (a)	2,500	1,077
Xcel Energy Inc 7.60%	976,189	24,698

		98,281	Investment Management & Advisory Services (1.55%)

Fiduciary Banks (0.24%)			Deutsche Bank Contingent Capital Trust II	1,465,700	19,655
BNY Capital V	149,975	3,344	Deutsche Bank Contingent Capital Trust III	86,100	1,283
			Deutsche Bank Contingent Capital Trust V	28,900	481

Finance - Consumer Loans (0.54%)					21,419

HSBC Finance Corp 6.00%	25,500	457	Life & Health Insurance (3.28%)
HSBC Finance Corp 6.88%	336,955	7,059	Delphi Financial Group Inc 7.38%	481,700	5,780

		7,516	Delphi Financial Group Inc 8.00%	52,900	806

Finance - Investment Banker & Broker (3.33%)			Lincoln National Capital VI	151,637	2,790
Credit Suisse Guernsey Ltd	605,500	11,214	Lincoln National Corp 6.75%	16,300	286
JP Morgan Chase Capital XI	137,800	2,643	PLC Capital Trust III	12,400	174
JP Morgan Chase Capital XII	34,300	686	PLC Capital Trust IV	41,400	573
JP Morgan Chase Capital XIV	84,300	1,730	PLC Capital Trust V	267,300	3,058
JP Morgan Chase Capital XIX	4,600	98	Protective Life Corp	561,700	8,420
JP Morgan Chase Capital XXVI	340,400	7,816	Prudential Financial Inc	842,200	18,006
Merrill Lynch Capital Trust III 7.375%	8,700	124	Prudential PLC 6.50%	132,682	2,236
Merrill Lynch Preferred Capital Trust IV	85,500	1,081	Prudential PLC 6.75%	171,092	2,883
Merrill Lynch Preferred Capital Trust V	140,294	1,859	Torchmark Capital Trust III	23,100	460

Morgan Stanley Capital Trust III	120,200	1,933			45,472

Morgan Stanley Capital Trust IV	219,971	3,526	Money Center Banks (3.48%)
Morgan Stanley Capital Trust V	301,650	4,392	BNY Capital IV	38,000	887
Morgan Stanley Capital Trust VI	321,830	5,271	Fleet Capital Trust IX	77,600	881
Morgan Stanley Capital Trust VII	178,500	2,934	JP Morgan Chase Capital XVI	1,000	22
Morgan Stanley Capital Trust VIII	53,000	844	National Westminster Bank Plc	82,200	541

		46,151	Santander Finance Preferred SA Unipersonal

Finance - Mortgage Loan/Banker (0.45%)			6.00%	157,000	1,444
Countrywide Capital V	343,197	4,153	Santander Finance Preferred SA Unipersonal
			6.50%	2,044,517	35,063
Countrywide Financial Corp	167,422	2,026	Santander Finance Preferred SA Unipersonal

		6,179	6.80%	532,504	9,292

Finance - Other Services (0.42%)					48,130

ABN AMRO Capital Funding Trust V	149,700	1,235	Multi-Line Insurance (3.98%)
ABN AMRO Capital Funding Trust VII	239,500	1,952	Aegon NV 4.00%	67,500	530

Schedule of Investments
Preferred Securities Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
Multi-Line Insurance (continued)			Regional Banks (continued)
Aegon NV 6.375%	607,565 $	7,285	USB Capital VI	720,400 $	13,255
Aegon NV 6.50%	96,458	1,156	USB Capital VII	123,300	2,452
Aegon NV 7.25%	61,242	818	USB Capital VIII	31,300	616
Allianz SE	852,350	16,774	USB Capital X	90,400	1,921
ING Groep NV 6.13%	186,200	2,083	USB Capital XI	237,292	5,325
ING Groep NV 6.20%	86,400	933	USB Capital XII	122,200	2,403
ING Groep NV 6.38%	723,400	8,189	Wachovia Capital Trust IV	32,352	576
ING Groep NV 7.05%	435,338	5,407	Wachovia Capital Trust IX	579,900	10,079
ING Groep NV 7.20%	87,500	1,129	Wachovia Capital Trust X	1,100	23
ING Groep NV 7.38%	721,700	9,303	Wachovia Corp 7.25%	397,254	6,952
MetLife Inc 6.50%	2,800	48	Wells Fargo Capital IV	73,421	1,704
XL Capital Ltd (a)(b)	200,000	1,513	Wells Fargo Capital IX	178,943	3,477

		55,168	Wells Fargo Capital VII	364,139	6,955

Multimedia (0.62%)			Wells Fargo Capital VIII	15,600	296
Viacom Inc	441,300	8,583	Wells Fargo Capital XI	16,400	329
			Wells Fargo Capital XII	229,800	5,258
Oil Company - Exploration & Production (0.30%)			Wells Fargo Capital XIV	371,748	9,271

Nexen Inc	212,760	4,085			142,752

			Reinsurance (1.81%)
Property & Casualty Insurance (2.47%)
			Everest Re Capital Trust II	355,019	6,170
Arch Capital Group Ltd 7.88%	113,400	2,362
			PartnerRe Ltd 6.50%	201,766	3,810
Arch Capital Group Ltd 8.00%	556,082	12,234
			PartnerRe Ltd 6.75%	134,800	2,696
Berkley W R Capital Trust	784,925	15,644
			RenaissanceRe Holdings Ltd - Series B	91,000	1,706
Markel Corp	172,000	3,997

			RenaissanceRe Holdings Ltd - Series C	233,235	3,636
		34,237

			RenaissanceRe Holdings Ltd - Series D	384,800	7,080

Regional Banks (10.31%)					25,098

BAC Capital Trust I	61,100	932
BAC Capital Trust II	92,500	1,425	REITS - Apartments (0.65%)
			BRE Properties Inc - Series C	202,977	3,309
BAC Capital Trust III	55,200	853
			BRE Properties Inc - Series D	12,876	213
BAC Capital Trust IV	31,900	399
			Equity Residential	6,300	128
BAC Capital Trust V	101,300	1,282
			UDR Inc	325,500	5,403

BAC Capital Trust VIII	129,300	1,696
					9,053

BAC Capital Trust X	33,400	474
BAC Capital Trust XII	210,500	3,267	REITS - Diversified (3.28%)
Bank One Capital VI	277,509	5,994	Duke Realty Corp 6.50%	273,000	3,413
Fifth Third Capital Trust VI	149,400	1,811	Duke Realty Corp 6.60%	58,300	665
Fifth Third Capital Trust VII	100	1	Duke Realty Corp 6.63%	203,200	2,396
Fleet Capital Trust VIII	101,922	1,396	Duke Realty Corp 6.95%	369,911	4,494
KeyCorp Capital IX	71,000	1,039	Duke Realty Corp 7.25%	142,932	1,772
KeyCorp Capital V	163,000	1,981	Duke Realty Corp 8.38%	680,937	11,161
Keycorp Capital VI	3,600	48	PS Business Parks Inc Series H	161,600	2,666
KeyCorp Capital VIII	142,700	2,051	PS Business Parks Inc Series I	159,400	2,550
National City Capital Trust II	216,508	3,436	PS Business Parks Inc Series K	89,100	1,662
National City Capital Trust III	9,200	142	PS Business Parks Inc Series L	2,400	42
PNC Capital Trust C	760,700	16,971	PS Business Parks Inc Series M	18,700	311
PNC Capital Trust D	568,900	10,382	PS Business Parks Inc Series O	36,900	627
PNC Financial Services Group Inc	188,727	3,954	PS Business Parks Inc Series P	521,600	8,528
SunTrust Capital IX	562,700	12,126	Vornado Realty Trust - Series E	1,800	31
Union Planters Preferred Funding Corp (a)(c)	10	200	Vornado Realty Trust - Series F	239,048	3,825

Schedule of Investments
Preferred Securities Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

PREFERRED STOCKS (continued)			PREFERRED STOCKS (continued)
REITS - Diversified (continued)			REITS - Warehouse & Industrial (continued)
Vornado Realty Trust - Series G	6,700 $	102	AMB Property Corp - Series P	149,358 $	2,302
Vornado Realty Trust - Series H	27,900	449	First Industrial Realty Trust Inc - Series J	174,600	1,606
Vornado Realty Trust - Series I	45,600	709	First Industrial Realty Trust Inc - Series K	12,100	109

		45,403	Prologis - Series G	93,600	1,362

REITS - Mortgage (0.06%)					8,344

PFGI Capital Corp	48,300	881	Special Purpose Entity (2.28%)
			Citigroup Capital XVII	147,200	1,472
REITS - Office Property (0.75%)			Corporate-Backed Trust Certificates 6.00%;
HRPT Properties Trust - Series B	54,551	796	Series GS	143,900	1,924
HRPT Properties Trust - Series C	726,400	9,625	Corporate-Backed Trust Certificates 6.00%	5,900	91

		10,421	Corporate-Backed Trust Certificates 6.30%	3,300	48

REITS - Shopping Centers (3.82%)			Corporate-Backed Trust Certificates - Series
			BMY	15,700	352
Developers Diversified Realty Corp 7.50%	75,112	507
			Corporate-Backed Trust Certificates - Series
Developers Diversified Realty Corp 8.00%	134,100	992	VZ	34,700	864
Kimco Realty Corp 6.65%	16,900	260	CORTS Trust for Bristol Meyers Squibb	35,900	880
Kimco Realty Corp 7.75%	1,338,500	24,093	CORTS Trust for First Union Institutional
Regency Centers Corp 6.70%	271,600	5,052	Capital I	41,000	820
Regency Centers Corp 7.25%	247,900	4,462	CORTS Trust for General Electric Capital
Regency Centers Corp 7.45%	229,600	4,654	Corp	10,800	221
Weingarten Realty Investors 6.50%	741,100	9,968	CORTS Trust for Goldman Sachs Capital I	28,700	459
Weingarten Realty Investors 6.75%	3,500	49	CORTS Trust for SunAmerica	14,016	145
Weingarten Realty Investors 6.95%	204,000	2,848	CORTS Trust II for Bellsouth

			Telecommunications (c)	29,600	642
		52,885

			CORTS Trust II for Goldman Sachs Capital I	12,700	194
REITS - Single Tenant (0.68%)			CORTS Trust III for Verizon Global Funding
Realty Income Corp - Series D	495,093	9,159	Corp	900	23
Realty Income Corp - Series E	12,900	257	CORTS Trust VI for IBM Debentures	2,800	70

		9,416	CORTS-IBM	6,200	149

REITS - Storage (2.81%)			Deutsche Bank Capital Funding Trust IX	41,300	541
Public Storage Inc 6.18%; Series D	30,600	542	Deutsche Bank Capital Funding Trust VIII	623,100	8,723
Public Storage Inc 6.25%; Series Z	22,500	406	Deutsche Bank Capital Funding Trust X	71,800	1,020
Public Storage Inc 6.45%; Series F	402,300	7,479	Merrill Lynch Capital Trust I	271,700	3,255
Public Storage Inc 6.45%; Series X	97,100	1,775	Merrill Lynch Capital Trust II	35,700	425
Public Storage Inc 6.50%; Series W	25,100	465	National City Capital Trust IV	3,000	58
Public Storage Inc 6.60%; Series C	97,600	1,975	PreferredPlus TR-CCR1 5.75%; Series GSG2	16,400	258
Public Storage Inc 6.63%; Series M	318,900	6,378	PreferredPlus TR-CCR1 6.00%; Series GSC3	47,200	640
Public Storage Inc 6.75%; Series E	27,328	528	PreferredPlus TR-CCR1 6.00%; Series GSC4	31,200	432
Public Storage Inc 6.75%; Series L	100,400	1,948	PreferredPlus TR-CCR1 6.00%; Series GSG1	13,000	216
Public Storage Inc 6.85%; Series Y	98,900	1,969	PreferredPlus TR-CCR1 7.63%; Series VER1	13,600	332
Public Storage Inc 6.95%; Series H	39,400	785	SATURNS - Series VZ; 6.130%	11,700	269
Public Storage Inc 7.00%; Series G	45,500	936	SATURNS 2003-06 6.00%; Series GS	3,300	55
Public Storage Inc 7.00%; Series N	57,100	1,153	SATURNS 2003-11 5.63%; Series GS	12,400	185
Public Storage Inc 7.25%; Series I	94,117	2,287	SATURNS 2003-13 6.25%; Series CSFB	13,800	263
Public Storage Inc 7.25%; Series K	443,733	9,807	SATURNS 2004-04 6.00%; Series GS	182,100	2,996
Public Storage Inc 7.63%; Series T	24,100	550	SATURNS 2004-06 6.00%; Series GS	177,900	2,606

		38,983	SATURNS 2004-2 5.75%; Series GS	26,300	408

			Trust Certificates Series 2001-2	22,010	538

REITS - Warehouse & Industrial (0.60%)					31,574

AMB Property Corp - Series L	137,700	2,079
AMB Property Corp - Series M	52,800	886

Schedule of Investments
Preferred Securities Fund
January 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

PREFERRED STOCKS (continued)			BONDS (continued)
Telecommunication Services (0.46%)			Commercial Banks (continued)
Centaur Funding Corp (a)	10,000 $	6,297	Regions Financing Trust II
			6.63%, 5/15/2047	$ 3,000 $	1,580
Telephone - Integrated (0.09%)			Shinsei Finance II
AT&T Inc	41,400	1,038	7.16%, 7/29/2049 (a)(c)(d)	6,200	808
Telephone & Data Systems Inc 6.63%	3,500	56	Standard Chartered PLC
Telephone & Data Systems Inc 7.60%	6,300	111	7.01%, 12/29/2049 (a)	11,500	4,497

		1,205	Swedbank AB

			9.00%, 12/29/2049 (a)(d)	2,000	942
Television (1.02%)			Westpac Capital Trust III
CBS Corp 6.75%	642,000	9,675	5.82%, 9/30/2013 (a)	1,300	561

CBS Corp 7.25%	285,100	4,479			47,963

		14,154
			Diversified Banking Institutions (1.36%)

TOTAL PREFERRED STOCKS	$ 939,904		Citigroup Inc

	Principal		8.40%, 4/29/2049	3,000	1,095
			JP Morgan Chase & Co
	Amount	Value	7.90%, 4/29/2049 (d)	21,700	16,493
	(000's)	(000's)

			Royal Bank of Scotland Group PLC
BONDS (22.29%)			7.64%, 3/31/2049 (d)	6,000	930
Commercial Banks (3.46%)			7.65%, 8/29/2049 (d)	1,200	348

Banponce Trust I					18,866

8.33%, 2/ 1/2027	$ 1,000	755
Barclays Bank PLC			Diversified Financial Services (1.75%)
8.55%, 9/29/2049 (a)(d)	3,900	1,755	General Electric Capital Corp
BB&T Capital Trust IV			6.38%, 11/15/2067 (d)	24,080	15,598
6.82%, 6/12/2057 (d)	4,000	2,358	ZFS Finance USA Trust II
BOI Capital Funding No. 3			6.45%, 12/15/2065 (a)(d)	19,870	8,668

6.11%, 2/ 4/2016 (a)(d)	2,600	259			24,266

Caisse Nationale des Caisses			Electric - Integrated (0.89%)
6.75%, 1/27/2049	1,500	600
			FPL Group Capital Inc
CBA Capital Trust I			7.30%, 9/ 1/2067 (d)	13,000	9,620
5.81%, 12/31/2049 (a)	10,500	5,496
			FPL Group Capital Inc 6.35%
CBG Florida REIT Corp			6.35%, 10/ 1/2066 (d)	4,000	2,680

7.11%, 5/29/2049 (a)(d)	4,000	721
					12,300

Centura Capital Trust I
8.85%, 6/ 1/2027 (a)	3,000	2,497	Finance - Consumer Loans (0.17%)
Credit Agricole SA/London			HSBC Finance Capital Trust IX
6.64%, 5/31/2049 (a)(d)	20,800	7,388	5.91%, 11/30/2035	6,000	2,323
First Empire Capital Trust I
8.23%, 2/ 1/2027	2,000	1,345	Finance - Credit Card (0.04%)
First Empire Capital Trust II			Capital One Capital III
8.28%, 6/ 1/2027	7,000	4,715	7.69%, 8/15/2036	1,000	502
First Hawaiian Capital I
8.34%, 7/ 1/2027	5,000	4,197	Finance - Investment Banker & Broker (0.51%)
First Midwest Capital Trust I			JP Morgan Chase Capital XXI
6.95%, 12/ 1/2033	1,000	395	4.14%, 2/ 2/2037 (d)	2,000	900
Lloyds Banking Group PLC			JP Morgan Chase Capital XXV
6.41%, 10/ 1/2035 (a)	4,400	874	6.80%, 10/ 1/2037	7,005	5,530
North Fork Capital Trust II			Schwab Capital Trust I
8.00%, 12/15/2027	3,450	1,519	7.50%, 11/15/2037 (d)	1,000	599

Northgroup Preferred Capital Corp					7,029

6.38%, 12/29/2049 (a)(d)	10,000	4,169
Popular North America Capital Trust I
6.56%, 9/15/2034	1,000	532

Schedule of Investments
Preferred Securities Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Finance - Mortgage Loan/Banker (0.60%)			Multi-Line Insurance (continued)
Countrywide Capital III			MetLife Capital Trust X
8.05%, 6/15/2027	$ 10,160 $	8,377	9.25%, 4/ 8/2068 (a)	$ 6,000 $	4,312
			MMI Capital Trust I
Investment Management & Advisory Services (0.00%)			7.63%, 12/15/2027	1,073	804
Kleinwort Benson Group PLC			USF&G Capital III
3.06%, 6/29/2049 (b)(d)	1,000	50	8.31%, 7/ 1/2046 (a)	2,000	1,666
			XL Capital Ltd
Life & Health Insurance (1.05%)			6.50%, 12/31/2049 (d)	17,000	2,423

Great-West Life & Annuity Insurance Capital I					33,018

6.63%, 11/15/2034 (a)	4,000	3,060
Great-West Life & Annuity Insurance Co			Mutual Insurance (0.16%)
7.15%, 5/16/2046 (a)(d)	4,750	2,886	Liberty Mutual Group Inc
Lincoln National Corp			7.80%, 3/15/2037 (a)	2,000	988
7.00%, 5/17/2066 (d)	4,875	2,253	Oil Insurance Ltd
Nationwide Financial Services			7.56%, 12/29/2049 (a)(d)	3,000	1,206

6.75%, 5/15/2037	1,000	437			2,194

Prudential Financial Inc			Property & Casualty Insurance (1.51%)
8.88%, 6/15/2038 (d)	9,200	5,952	Ace Capital Trust II

		14,588	9.70%, 4/ 1/2030	3,690	2,997

Money Center Banks (2.50%)			Chubb Corp
ABN Amro North American Holding Preferred			6.38%, 3/29/2037 (d)	9,600	6,480
Capital Repackage Trust I			Everest Reinsurance Holdings Inc
6.52%, 12/29/2049 (a)(d)	9,600	6,835	6.60%, 5/15/2037 (d)	6,700	2,761
BankAmerica Institutional Capital A			Progressive Corp/The
8.07%, 12/31/2026 (a)	500	382	6.70%, 6/15/2037	15,550	8,761

BBVA International Preferred SA Unipersonal					20,999

5.92%, 12/29/2049 (d)	7,600	2,450	Regional Banks (2.68%)
Dresdner Funding Trust I			KeyCorp Capital II
8.15%, 6/30/2031 (a)	4,200	956	6.88%, 3/17/2029	5,000	3,516
HBOS Capital Funding LP			PNC Financial Services Group Inc
6.07%, 6/29/2049 (a)(d)	10,000	1,688	8.25%, 5/29/2049 (d)	5,000	3,734
HSBC Capital Funding LP/Jersey Channel
Islands			PNC Preferred Funding Trust I
10.18%, 12/29/2049 (a)(d)	11,000	9,525	6.52%, 12/31/2049 (a)(d)	6,700	3,226
Mizuho Finance Group			SunTrust Preferred Capital I
8.38%, 1/29/2049	9,000	8,531	5.85%, 12/31/2049 (d)	31,310	16,281
UBS Preferred Funding Trust I			Wells Fargo Capital XV
8.62%, 10/29/2049	9,000	4,254	9.75%, 12/29/2049 (d)	11,000	10,340

		34,621			37,097

Mortgage Banks (0.14%)			Savings & Loans - Thrifts (0.00%)
Abbey National Capital Trust I			Washington Mutual Preferred Funding Cayman
8.96%, 12/29/2049	2,900	1,883	0.00%, 3/29/2049 (a)(c)(e)	5,759	1
			Washington Mutual Preferred Funding LLC
Multi-Line Insurance (2.38%)			0.00%, 12/29/2049 (a)(c)(d)(e)	3,221	-

Allstate Corp/The					1

6.50%, 5/15/2057	2,000	1,291	Special Purpose Banks (0.09%)
AXA SA			Agfirst Farm Credit Bank
6.46%, 12/31/2049 (a)(d)	12,300	5,395	7.30%, 10/31/2049 (a)(c)	2,000	1,227
Hartford Financial Services Group Inc
8.13%, 6/15/2068 (d)	13,000	7,481	Special Purpose Entity (2.59%)
MetLife Capital Trust IV			BankBoston Capital Trust IV
7.88%, 12/15/2037 (a)	14,500	9,646	2.79%, 6/ 8/2028 (d)	5,000	2,723

Schedule of Investments
Preferred Securities Fund
January 31, 2009 (unaudited)

	Principal		(a)	Security exempt from registration under Rule 144A of the Securities Act
			of 1933. These securities may be resold in transactions exempt from
	Amount	Value	registration, normally to qualified institutional buyers. Unless otherwise

	(000's)	(000's)	indicated, these securities are not considered illiquid. At the end of the

BONDS (continued)			period, the value of these securities totaled $136,934 or 9.88% of net
Special Purpose Entity (continued)			assets.
BayernLB Capital Trust I			(b)	Market value is determined in accordance with procedures established in
6.20%, 12/31/2049	$ 8,230 $	1,827	good faith by the Board of Directors. At the end of the period, the value
			of these securities totaled $1,563 or 0.11% of net assets.
CA Preferred Funding Trust			(c) Security is Illiquid
7.00%, 1/29/2049	2,900	1,515	(d) Variable Rate. Rate shown is in effect at January 31, 2009.
Capital One Capital IV			(e) Non-Income Producing Security
6.75%, 2/17/2037	2,000	1,003

Deutsche Bank Capital Funding Trust I			Unrealized Appreciation (Depreciation)
7.87%, 12/29/2049 (a)(d)	5,735	2,291
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Glen Meadow Pass-Through Trust			of investments held by the fund as of the period end were as follows:
6.51%, 2/12/2067 (a)(c)(d)	5,000	2,183
Goldman Sachs Capital I			Unrealized Appreciation	$ 28,795
6.35%, 2/15/2034	500	337	Unrealized Depreciation	(506,931)

ILFC E-Capital Trust II			Net Unrealized Appreciation (Depreciation)	(478,136)
6.25%, 12/21/2065 (a)(d)	4,000	1,311
			Cost for federal income tax purposes	1,820,420
JP Morgan Chase Capital XX			All dollar amounts are shown in thousands (000's)
6.55%, 9/29/2036	850	644

KBC Bank Funding Trust III			Portfolio Summary (unaudited)

9.86%, 11/29/2049 (a)(d)	11,700	5,280
Old Mutual Capital Funding			Sector	Percent

8.00%, 5/29/2049	4,000	1,119	Financial	84.99%
QBE Capital Funding II LP			Utilities	7.98%
6.80%, 6/29/2049 (a)(d)	28,420	15,607	Communications	3.83%

			Exchange Traded Funds	0.47%
		35,840	Industrial	0.41%

			Energy	0.29%
Tools - Hand Held (0.25%)			Consumer, Non-cyclical	0.24%
Stanley Works/The			Other Assets in Excess of Liabilities, Net	1.79%

5.90%, 12/ 1/2045 (d)	7,000	3,465	TOTAL NET ASSETS	100.00%

Transport - Rail (0.16%)
BNSF Funding Trust I
6.61%, 12/15/2055 (d)	3,150	2,181

TOTAL BONDS		$ 308,790

REPURCHASE AGREEMENTS (7.36%)
Money Center Banks (7.36%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.25%
dated 1/30/2009 maturing 2/02/2009
(collateralized by Sovereign Agency
Issues; $52,537,000; 0.00% - 4.88%; dated
07/27/09 - 06/13/18)	$ 51,008 $	51,006
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.25%; dated 1/30/2009 maturing
2/02/2009 (collateralized by Sovereign
Agency Issues; $52,537,000; 0.00% -
5.965%; dated 02/06/09 - 05/26/27)	51,008	51,007

		102,013

TOTAL REPURCHASE AGREEMENTS		$ 102,013

Total Investments		$ 1,360,452
Other Assets in Excess of Liabilities, Net - 1.79%		24,832

TOTAL NET ASSETS - 100.00%		$ 1,385,284

Schedule of Investments
Principal LifeTime 2010 Fund
January 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Fixed Income Funds	50.15%

			Domestic Equity Funds	35.05%
INVESTMENT COMPANIES (99.82%)			International Equity Funds	14.62%
Principal Funds, Inc. Institutional Class (99.82%)			Other Assets in Excess of Liabilities, Net	0.18%

Bond & Mortgage Securities Fund (a)	47,018,162 $	394,012	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	1,595,501	16,481
Disciplined LargeCap Blend Fund (a)	12,306,754	104,730
Global Diversified Income Fund (a)	2,616,355	25,536
High Yield Fund I (a)	5,232,731	40,606
Inflation Protection Fund (a)	8,050,427	56,111
International Emerging Markets Fund (a)	1,779,389	22,296
International Fund I (a)	4,147,551	31,563
International Growth Fund (a)	12,462,487	75,647
International Value Fund I (a)(b)	4,205,830	32,427
LargeCap Blend Fund I (a)	10,016,689	54,391
LargeCap Growth Fund (a)	8,692,867	44,334
LargeCap Growth Fund I (a)	9,344,359	46,255
LargeCap Value Fund (a)	3,752,408	24,616
LargeCap Value Fund I (a)	3,427,303	23,991
LargeCap Value Fund III (a)	3,482,393	24,203
MidCap Growth Fund III (a)(b)	2,544,980	13,717
MidCap Value Fund I (a)	1,886,407	13,865
Money Market Fund (a)	2,233,812	2,234
Preferred Securities Fund (a)	12,655,721	81,503
Real Estate Securities Fund (a)	7,403,279	65,519
SmallCap Growth Fund I (a)(b)	354,147	1,895
SmallCap Growth Fund III (a)(b)	1,601,984	8,683
SmallCap S&P 600 Index Fund (a)	1,295,149	11,540
SmallCap Value Fund (a)	965,390	9,673
SmallCap Value Fund I (a)	220,630	1,961
Ultra Short Bond Fund (a)	7,230,648	52,133

		1,279,922

TOTAL INVESTMENT COMPANIES	$ 1,279,922

Total Investments	$ 1,279,922
Other Assets in Excess of Liabilities, Net - 0.18%		2,353

TOTAL NET ASSETS - 100.00%	$ 1,282,275

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 2,134
Unrealized Depreciation		(683,772)

Net Unrealized Appreciation (Depreciation)		(681,638)
Cost for federal income tax purposes		1,961,560
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime 2010 Fund
January 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		January 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	50,234,063 $	533,899	702,805	$ 5,896	3,918,706	$ 32,863	47,018,162 $	501,049
Core Plus Bond Fund I	613,773	6,132	1,474,082	15,192	492,354	5,086	1,595,501	16,244
Disciplined LargeCap Blend Fund	11,984,691	178,644	728,910	6,690	406,847	3,581	12,306,754	181,502
Global Diversified Income Fund	-	-	2,616,355	26,166	-	-	2,616,355	26,166
High Yield Fund I	5,264,718	54,628	1,382,654	10,323	1,414,641	10,705	5,232,731	51,207
Inflation Protection Fund	7,998,693	75,616	283,391	2,006	231,657	1,627	8,050,427	75,981
International Emerging Markets Fund	1,713,188	47,050	143,110	1,922	76,909	976	1,779,389	47,900
International Fund I	2,621,497	43,553	1,732,696	13,698	206,642	1,669	4,147,551	55,516
International Growth Fund	12,426,357	152,503	298,169	2,007	262,039	1,669	12,462,487	152,859
International Value Fund I	4,090,171	36,992	318,337	2,696	202,678	1,628	4,205,830	37,989
LargeCap Blend Fund I	9,754,682	95,603	597,544	3,568	335,537	1,913	10,016,689	97,102
LargeCap Growth Fund	8,636,745	64,500	351,088	1,955	294,966	1,546	8,692,867	64,902
LargeCap Growth Fund I	9,299,796	78,712	358,254	1,821	313,691	1,506	9,344,359	78,869
LargeCap Value Fund	4,170,945	48,699	274,752	1,998	693,289	5,143	3,752,408	44,461
LargeCap Value Fund I	3,573,597	49,756	234,233	1,872	380,527	3,017	3,427,303	47,438
LargeCap Value Fund III	3,402,381	44,312	254,749	1,986	174,737	1,318	3,482,393	44,905
MidCap Growth Fund III	461,239	4,743	2,188,765	10,949	105,024	570	2,544,980	15,114
MidCap Value Fund I	390,820	4,854	1,570,970	11,177	75,383	569	1,886,407	15,455
Money Market Fund	1,892,286	1,892	1,969,501	1,970	1,627,975	1,628	2,233,812	2,234
Preferred Securities Fund	13,171,121	138,336	325,193	2,140	840,593	5,338	12,655,721	133,447
Real Estate Securities Fund	6,693,925	124,646	1,487,667	14,123	778,313	7,907	7,403,279	130,239
SmallCap Growth Fund I	311,929	2,764	80,846	449	38,628	201	354,147	2,999
SmallCap Growth Fund III	2,434,092	29,439	-	-	832,108	4,125	1,601,984	19,821
SmallCap S&P 600 Index Fund	2,319,512	35,697	113,330	1,118	1,137,693	10,489	1,295,149	22,428
SmallCap Value Fund	1,592,868	29,564	9,100	101	636,578	6,163	965,390	18,525
SmallCap Value Fund I	190,488	2,783	47,525	478	17,383	163	220,630	3,087
Ultra Short Bond Fund	7,144,188	70,698	86,460	637	-	-	7,230,648	71,335

	$ 1,956,015			$ 142,938		$ 111,400	$ 1,958,774

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 6,667			$ (5,883)			$ -
Core Plus Bond Fund I			46		6			25
Disciplined LargeCap Blend Fund			2,378		(251)			-
Global Diversified Income Fund			211		-			-
High Yield Fund I		3,132			(3,039)			-
Inflation Protection Fund			30		(14)			-
International Emerging Markets Fund			368		(96)			-
International Fund I			743		(66)			-
International Growth Fund			2,007		18			-
International Value Fund I			79		(71)			-
LargeCap Blend Fund I		1,265			(156)			-
LargeCap Growth Fund			94		(7)			-
LargeCap Growth Fund I			8		(158)			-
LargeCap Value Fund			773		(1,093)			-
LargeCap Value Fund I			647		(1,173)			-
LargeCap Value Fund III			761		(75)			-
MidCap Growth Fund III			-		(8)			-
MidCap Value Fund I			228		(7)			-
Money Market Fund			10		-			-
Preferred Securities Fund		2,054			(1,691)			-
Real Estate Securities Fund			659		(623)			-
SmallCap Growth Fund I			-		(13)			-
SmallCap Growth Fund III			-		(5,493)			-
SmallCap S&P 600 Index Fund			369		(3,898)			749
SmallCap Value Fund			101		(4,977)			-
SmallCap Value Fund I			29		(11)			-
Ultra Short Bond Fund			659		-			-

	$ 23,318			$ (28,779)			$ 774

Schedule of Investments
Principal LifeTime 2015 Fund
January 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Fund Type	Percent

	Shares	Value
	Held	(000's)	Domestic Equity Funds	43.28%

			Fixed Income Funds	38.44%
INVESTMENT COMPANIES (98.92%)			International Equity Funds	17.20%
Principal Funds, Inc. Institutional Class (98.92%)			Other Assets in Excess of Liabilities, Net	1.08%

Bond & Mortgage Securities Fund (a)	1,424,828 $	11,940	TOTAL NET ASSETS	100.00%

Core Plus Bond Fund I (a)	1,328,209	13,720
Disciplined LargeCap Blend Fund (a)	1,106,226	9,414
High Yield Fund I (a)	529,633	4,110
Inflation Protection Fund (a)	218,872	1,526
International Emerging Markets Fund (a)	206,359	2,586
International Fund I (a)	568,194	4,324
International Growth Fund (a)	763,172	4,632
International Value Fund I (a)(b)	603,047	4,649
LargeCap Blend Fund I (a)	910,310	4,943
LargeCap Growth Fund (a)	742,403	3,786
LargeCap Growth Fund I (a)	786,217	3,892
LargeCap Value Fund (a)	389,493	2,555
LargeCap Value Fund I (a)	347,730	2,434
LargeCap Value Fund III (a)	359,126	2,496
MidCap Growth Fund III (a)(b)	247,627	1,335
MidCap Value Fund I (a)	189,943	1,396
Money Market Fund (a)	1,714,100	1,714
Preferred Securities Fund (a)	493,300	3,177
Real Estate Securities Fund (a)	636,975	5,637
SmallCap Growth Fund I (a)(b)	90,095	482
SmallCap Growth Fund III (a)(b)	68,924	374
SmallCap S&P 600 Index Fund (a)	126,081	1,123
SmallCap Value Fund (a)	43,990	441
SmallCap Value Fund I (a)	48,208	429

		93,115

TOTAL INVESTMENT COMPANIES	$ 93,115

Total Investments	$ 93,115
Other Assets in Excess of Liabilities, Net - 1.08%		1,020

TOTAL NET ASSETS - 100.00%	$ 94,135

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 335
Unrealized Depreciation		(21,782)

Net Unrealized Appreciation (Depreciation)		(21,447)
Cost for federal income tax purposes		114,562
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Principal LifeTime 2015 Fund
January 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		January 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	1,426,667 $	13,823	169,635	$ 1,424	171,474	$ 1,439	1,424,828 $	13,677
Core Plus Bond Fund I	194,995	1,948	1,214,336	12,613	81,122	840	1,328,209	13,721
Disciplined LargeCap Blend Fund	531,456	6,875	588,879	5,290	14,109	123	1,106,226	12,041
High Yield Fund I	320,572	3,169	216,472	1,642	7,411	57	529,633	4,753
Inflation Protection Fund	121,270	1,024	100,198	709	2,596	19	218,872	1,714
International Emerging Markets Fund	80,906	1,887	128,135	1,675	2,682	34	206,359	3,528
International Fund I	328,821	4,782	246,597	1,900	7,224	59	568,194	6,598
International Growth Fund	251,280	2,544	520,845	3,363	8,953	56	763,172	5,851
International Value Fund I	208,923	1,886	401,313	3,290	7,189	57	603,047	5,119
LargeCap Blend Fund I	454,480	3,775	467,813	2,726	11,983	68	910,310	6,433
LargeCap Growth Fund	364,546	2,966	388,086	2,082	10,229	53	742,403	4,995
LargeCap Growth Fund I	387,354	2,900	409,850	2,030	10,987	52	786,217	4,878
LargeCap Value Fund	193,615	1,955	200,966	1,427	5,088	35	389,493	3,347
LargeCap Value Fund I	169,300	1,953	183,180	1,416	4,750	35	347,730	3,334
LargeCap Value Fund III	176,047	1,953	187,868	1,425	4,789	35	359,126	3,343
MidCap Growth Fund III	116,192	1,076	135,054	755	3,619	19	247,627	1,812
MidCap Value Fund I	92,964	1,075	99,581	772	2,602	20	189,943	1,827
Money Market Fund	1,018,875	1,019	713,396	713	18,171	18	1,714,100	1,714
Preferred Securities Fund	493,290	4,205	12,331	81	12,321	76	493,300	4,208
Real Estate Securities Fund	271,225	4,272	374,266	3,570	8,516	76	636,975	7,765
SmallCap Growth Fund I	39,441	337	52,161	279	1,507	8	90,095	608
SmallCap Growth Fund III	36,594	340	33,140	193	810	5	68,924	528
SmallCap S&P 600 Index Fund	58,098	879	69,640	687	1,657	16	126,081	1,550
SmallCap Value Fund	22,400	340	22,176	239	586	6	43,990	573
SmallCap Value Fund I	23,894	336	24,974	241	660	6	48,208	571

	$ 67,319			$ 50,542		$ 3,212	$ 114,488

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 191			$ (131)			$ -
Core Plus Bond Fund I			27		-			14
Disciplined LargeCap Blend Fund			153		(1)			-
High Yield Fund I			296		(1)			-
Inflation Protection Fund			-		-			-
International Emerging Markets Fund			30		-			-
International Fund I			87		(25)			-
International Growth Fund			80		-			-
International Value Fund I			8		-			-
LargeCap Blend Fund I			83		-			-
LargeCap Growth Fund			6		-			-
LargeCap Growth Fund I			1		-			-
LargeCap Value Fund			58		-			-
LargeCap Value Fund I			47		-			-
LargeCap Value Fund III			57		-			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			17		-			-
Money Market Fund			5		-			-
Preferred Securities Fund			79		(2)			-
Real Estate Securities Fund			47		(1)			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			25		-			49
SmallCap Value Fund			3		-			-
SmallCap Value Fund I			5		-			-

	$ 1,305			$ (161)			$ 63

		Schedule of Investments
	Principal LifeTime 2020 Fund
		January 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.87%)
Principal Funds, Inc. Institutional Class (99.87%)
Bond & Mortgage Securities Fund (a)	80,518,088 $	674,742
Core Plus Bond Fund I (a)	5,895,890	60,905
Disciplined LargeCap Blend Fund (a)	36,276,842	308,716
High Yield Fund I (a)	19,833,486	153,908
International Emerging Markets Fund (a)	5,653,369	70,837
International Fund I (a)	11,599,602	88,273
International Growth Fund (a)	34,063,962	206,768
International Value Fund I (a)(b)	13,697,217	105,606
LargeCap Blend Fund I (a)	28,487,158	154,685
LargeCap Growth Fund (a)	25,295,734	129,008
LargeCap Growth Fund I (a)	29,757,378	147,299
LargeCap Value Fund (a)	13,563,105	88,974
LargeCap Value Fund I (a)	12,156,590	85,096
LargeCap Value Fund III (a)	12,695,414	88,233
MidCap Growth Fund III (a)(b)	7,786,921	41,971
MidCap Value Fund I (a)	5,621,827	41,320
Preferred Securities Fund (a)	26,066,005	167,865
Real Estate Securities Fund (a)	14,196,803	125,642
SmallCap Growth Fund I (a)(b)	1,402,042	7,501
SmallCap Growth Fund III (a)(b)	6,538,695	35,440
SmallCap S&P 600 Index Fund (a)	4,958,832	44,183
SmallCap Value Fund (a)	3,955,522	39,634
SmallCap Value Fund I (a)	864,016	7,681

		2,874,287

TOTAL INVESTMENT COMPANIES	$ 2,874,287

Total Investments	$ 2,874,287
Other Assets in Excess of Liabilities, Net - 0.13%		3,783

TOTAL NET ASSETS - 100.00%	$ 2,878,070

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 3,628
Unrealized Depreciation		(1,689,636)

Net Unrealized Appreciation (Depreciation)		(1,686,008)
Cost for federal income tax purposes		4,560,295
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Domestic Equity Funds		46.75%
Fixed Income Funds		36.74%
International Equity Funds		16.38%
Other Assets in Excess of Liabilities, Net		0.13%

TOTAL NET ASSETS		100.00%

		256

Schedule of Investments
Principal LifeTime 2020 Fund
January 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		January 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	83,370,396 $	880,310	1,169,359	$ 9,809	4,021,667	$ 33,764	80,518,088 $	852,460
Core Plus Bond Fund I	2,012,707	20,092	4,240,776	43,817	357,593	3,723	5,895,890	60,185
Disciplined LargeCap Blend Fund	33,932,265	498,476	2,811,017	25,534	466,440	4,180	36,276,842	519,799
High Yield Fund I	17,077,353	176,164	3,009,673	21,824	253,540	1,900	19,833,486	196,084
International Emerging Markets Fund	5,151,195	139,172	595,057	7,865	92,883	1,216	5,653,369	145,815
International Fund I	8,718,196	142,739	3,123,939	25,352	242,533	2,014	11,599,602	166,065
International Growth Fund	33,562,863	409,966	810,768	5,456	309,669	2,014	34,063,962	413,481
International Value Fund I	12,357,203	111,821	1,581,780	13,152	241,766	2,014	13,697,217	122,943
LargeCap Blend Fund I	26,580,563	255,715	2,291,727	13,533	385,132	2,242	28,487,158	266,986
LargeCap Growth Fund	24,025,377	182,605	1,633,994	8,905	363,637	1,938	25,295,734	189,569
LargeCap Growth Fund I	28,408,467	239,187	1,744,401	8,663	395,490	1,938	29,757,378	245,889
LargeCap Value Fund	11,908,776	137,773	1,836,125	12,869	181,796	1,292	13,563,105	149,341
LargeCap Value Fund I	10,560,523	144,475	1,763,873	13,370	167,806	1,293	12,156,590	156,539
LargeCap Value Fund III	10,295,416	134,720	2,570,186	18,947	170,188	1,292	12,695,414	152,361
MidCap Growth Fund III	6,268,564	63,211	1,642,096	8,556	123,739	684	7,786,921	71,083
MidCap Value Fund I	4,458,827	60,690	1,251,712	9,226	88,712	684	5,621,827	69,227
Preferred Securities Fund	25,758,812	265,440	649,192	4,273	341,999	2,204	26,066,005	267,482
Real Estate Securities Fund	13,143,000	241,559	1,280,186	12,567	226,383	2,204	14,196,803	251,898
SmallCap Growth Fund I	1,261,877	11,300	188,330	1,016	48,165	255	1,402,042	12,059
SmallCap Growth Fund III	6,536,716	75,587	37,019	239	35,040	201	6,538,695	75,608
SmallCap S&P 600 Index Fund	5,297,374	88,330	472,746	4,733	811,288	7,495	4,958,832	83,212
SmallCap Value Fund	4,250,007	74,141	37,106	411	331,591	3,228	3,955,522	70,249
SmallCap Value Fund I	772,322	11,331	115,310	1,131	23,616	228	864,016	12,231

	$ 4,364,804			$ 271,248		$ 78,003	$ 4,550,566

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 11,161			$ (3,895)			$ -
Core Plus Bond Fund I			159		(1)			86
Disciplined LargeCap Blend Fund			6,906		(31)			-
High Yield Fund I		13,356			(4)			-
International Emerging Markets Fund			1,151		(6)			-
International Fund I			2,621		(12)			-
International Growth Fund			5,456		73			-
International Value Fund I			252		(16)			-
LargeCap Blend Fund I		3,542			(20)			-
LargeCap Growth Fund			269		(3)			-
LargeCap Growth Fund I			26		(23)			-
LargeCap Value Fund		2,611			(9)			-
LargeCap Value Fund I		2,112			(13)			-
LargeCap Value Fund III		2,413			(14)			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			669		(5)			-
Preferred Securities Fund			4,163		(27)			-
Real Estate Securities Fund			1,450		(24)			-
SmallCap Growth Fund I			-		(2)			-
SmallCap Growth Fund III			-		(17)			-
SmallCap S&P 600 Index Fund			1,392		(2,356)			2,823
SmallCap Value Fund			411		(1,075)			-
SmallCap Value Fund I			115		(3)			-

	$ 60,235			$ (7,483)			$ 2,909

		Schedule of Investments
	Principal LifeTime 2025 Fund
		January 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.01%)
Principal Funds, Inc. Institutional Class (99.01%)
Bond & Mortgage Securities Fund (a)	1,081,737 $	9,065
Core Plus Bond Fund I (a)	1,004,022	10,372
Disciplined LargeCap Blend Fund (a)	1,259,011	10,714
High Yield Fund I (a)	626,957	4,865
International Emerging Markets Fund (a)	252,762	3,167
International Fund I (a)	536,048	4,079
International Growth Fund (a)	878,559	5,333
International Value Fund I (a)(b)	686,782	5,295
LargeCap Blend Fund I (a)	1,060,741	5,760
LargeCap Growth Fund (a)	993,290	5,066
LargeCap Growth Fund I (a)	1,075,561	5,324
LargeCap Value Fund (a)	528,909	3,470
LargeCap Value Fund I (a)	471,584	3,301
LargeCap Value Fund III (a)	486,191	3,379
MidCap Growth Fund III (a)(b)	302,294	1,629
MidCap Value Fund I (a)	233,391	1,715
Preferred Securities Fund (a)	475,461	3,062
Real Estate Securities Fund (a)	573,619	5,076
SmallCap Growth Fund I (a)(b)	132,831	711
SmallCap Growth Fund III (a)(b)	96,796	525
SmallCap S&P 600 Index Fund (a)	110,956	989
SmallCap Value Fund (a)	63,975	641
SmallCap Value Fund I (a)	70,078	623

		94,161

TOTAL INVESTMENT COMPANIES	$ 94,161

Total Investments	$ 94,161
Other Assets in Excess of Liabilities, Net - 0.99%		941

TOTAL NET ASSETS - 100.00%	$ 95,102

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 317
Unrealized Depreciation		(27,029)

Net Unrealized Appreciation (Depreciation)		(26,712)
Cost for federal income tax purposes		120,873
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Domestic Equity Funds		51.44%
Fixed Income Funds		28.77%
International Equity Funds		18.80%
Other Assets in Excess of Liabilities, Net		0.99%

TOTAL NET ASSETS		100.00%

		258

Schedule of Investments
Principal LifeTime 2025 Fund
January 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		January 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	1,067,273 $	10,386	14,987	$ 126	523	$ 4	1,081,737 $	10,508
Core Plus Bond Fund I	146,386	1,459	858,053	8,911	417	4	1,004,022	10,366
Disciplined LargeCap Blend Fund	677,269	8,861	582,443	5,210	701	7	1,259,011	14,064
High Yield Fund I	384,985	3,819	242,344	1,832	372	3	626,957	5,648
International Emerging Markets Fund	112,607	2,674	140,307	1,830	152	2	252,762	4,502
International Fund I	441,608	6,556	94,835	736	395	6	536,048	7,284
International Growth Fund	353,881	3,557	525,188	3,396	510	3	878,559	6,950
International Value Fund I	282,151	2,543	405,027	3,324	396	4	686,782	5,863
LargeCap Blend Fund I	573,178	4,811	488,146	2,831	583	3	1,060,741	7,639
LargeCap Growth Fund	529,475	4,353	464,390	2,478	575	3	993,290	6,828
LargeCap Growth Fund I	575,847	4,354	500,360	2,471	646	3	1,075,561	6,822
LargeCap Value Fund	284,301	2,903	244,894	1,729	286	3	528,909	4,629
LargeCap Value Fund I	248,458	2,903	223,387	1,713	261	3	471,584	4,613
LargeCap Value Fund III	257,623	2,903	228,835	1,726	267	2	486,191	4,627
MidCap Growth Fund III	154,531	1,450	147,954	823	191	-	302,294	2,273
MidCap Value Fund I	124,001	1,450	109,526	845	136	1	233,391	2,294
Preferred Securities Fund	464,208	4,005	11,729	77	476	2	475,461	4,080
Real Estate Securities Fund	255,689	4,078	318,215	3,027	285	2	573,619	7,103
SmallCap Growth Fund I	62,117	533	70,788	378	74	-	132,831	911
SmallCap Growth Fund III	57,311	537	39,553	229	68	1	96,796	765
SmallCap S&P 600 Index Fund	55,524	843	55,491	542	59	-	110,956	1,385
SmallCap Value Fund	35,236	537	28,774	308	35	-	63,975	845
SmallCap Value Fund I	37,664	533	32,454	311	40	1	70,078	843

	$ 76,048			$ 44,853		$ 57	$ 120,842

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 144			$ -		$ -
Core Plus Bond Fund I		18			-			9
Disciplined LargeCap Blend Fund		183			-			-
High Yield Fund I		351			-			-
International Emerging Markets Fund		39			-			-
International Fund I		119			(2)			-
International Growth Fund		104			-			-
International Value Fund I		10			-			-
LargeCap Blend Fund I		101			-			-
LargeCap Growth Fund		8			-			-
LargeCap Growth Fund I		1			-			-
LargeCap Value Fund		82			-			-
LargeCap Value Fund I		66			-			-
LargeCap Value Fund III		80			-			-
MidCap Growth Fund III		-			-			-
MidCap Value Fund I		21			-			-
Preferred Securities Fund		75			-			-
Real Estate Securities Fund		44			-			-
SmallCap Growth Fund I		-			-			-
SmallCap Growth Fund III		-			-			-
SmallCap S&P 600 Index Fund		23			-			43
SmallCap Value Fund		5			-			-
SmallCap Value Fund I		7			-			-

	$ 1,481			$ (2)		$ 52

		Schedule of Investments
	Principal LifeTime 2030 Fund
		January 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.85%)
Principal Funds, Inc. Institutional Class (99.85%)
Bond & Mortgage Securities Fund (a)	39,394,931 $	330,130
Core Plus Bond Fund I (a)	3,637,202	37,572
Disciplined LargeCap Blend Fund (a)	35,480,437	301,938
High Yield Fund I (a)	19,450,882	150,939
International Emerging Markets Fund (a)	5,830,743	73,059
International Fund I (a)	10,980,946	83,565
International Growth Fund (a)	34,666,994	210,429
International Value Fund I (a)(b)	14,250,275	109,870
LargeCap Blend Fund I (a)	27,678,449	150,294
LargeCap Growth Fund (a)	27,502,444	140,262
LargeCap Growth Fund I (a)	30,920,794	153,058
LargeCap Value Fund (a)	14,223,843	93,308
LargeCap Value Fund I (a)	12,121,561	84,851
LargeCap Value Fund III (a)	11,680,000	81,176
MidCap Growth Fund III (a)(b)	8,323,472	44,864
MidCap Value Fund I (a)	6,381,265	46,902
Preferred Securities Fund (a)	18,917,459	121,828
Real Estate Securities Fund (a)	12,858,258	113,796
SmallCap Growth Fund I (a)(b)	4,478,898	23,962
SmallCap Growth Fund III (a)(b)	4,992,734	27,061
SmallCap S&P 600 Index Fund (a)	2,778,117	24,753
SmallCap Value Fund (a)	2,765,878	27,714
SmallCap Value Fund I (a)	2,523,645	22,435

		2,453,766

TOTAL INVESTMENT COMPANIES	$ 2,453,766

Total Investments	$ 2,453,766
Other Assets in Excess of Liabilities, Net - 0.15%		3,725

TOTAL NET ASSETS - 100.00%	$ 2,457,491

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 3,373
Unrealized Depreciation		(1,530,116)

Net Unrealized Appreciation (Depreciation)		(1,526,743)
Cost for federal income tax purposes		3,980,509
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Domestic Equity Funds		54.38%
Fixed Income Funds		26.06%
International Equity Funds		19.41%
Other Assets in Excess of Liabilities, Net		0.15%

TOTAL NET ASSETS		100.00%

		260

Schedule of Investments
Principal LifeTime 2030 Fund
January 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		January 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	41,368,360 $	435,871	580,351	$ 4,868	2,553,780	$ 21,455	39,394,931 $	416,766
Core Plus Bond Fund I	1,292,255	12,905	2,483,748	25,696	138,801	1,456	3,637,202	37,145
Disciplined LargeCap Blend Fund	32,957,147	481,530	2,868,725	26,046	345,435	3,146	35,480,437	504,433
High Yield Fund I	16,995,689	175,066	2,630,698	18,980	175,505	1,300	19,450,882	192,747
International Emerging Markets Fund	5,276,189	142,697	625,941	8,292	71,387	962	5,830,743	150,028
International Fund I	9,146,256	148,233	2,023,627	17,026	188,937	1,611	10,980,946	163,652
International Growth Fund	34,083,294	412,726	825,243	5,554	241,543	1,611	34,666,994	416,620
International Value Fund I	12,693,853	114,850	1,742,829	14,510	186,407	1,612	14,250,275	127,746
LargeCap Blend Fund I	25,624,835	244,876	2,338,701	13,804	285,087	1,689	27,678,449	256,989
LargeCap Growth Fund	25,908,112	197,522	1,896,749	10,350	302,417	1,638	27,502,444	206,233
LargeCap Growth Fund I	29,248,069	244,827	1,993,505	9,927	320,780	1,612	30,920,794	253,141
LargeCap Value Fund	13,044,281	149,947	1,330,437	9,574	150,875	1,091	14,223,843	158,431
LargeCap Value Fund I	11,141,619	151,697	1,115,016	8,783	135,074	1,066	12,121,561	159,420
LargeCap Value Fund III	10,549,351	135,814	1,271,469	9,789	140,820	1,092	11,680,000	144,512
MidCap Growth Fund III	6,672,676	66,951	1,747,030	9,151	96,234	545	8,323,472	75,559
MidCap Value Fund I	5,111,801	69,356	1,338,552	9,907	69,088	545	6,381,265	78,718
Preferred Securities Fund	18,635,074	190,757	470,526	3,097	188,141	1,248	18,917,459	192,613
Real Estate Securities Fund	9,703,517	175,289	3,276,329	30,924	121,588	1,248	12,858,258	204,964
SmallCap Growth Fund I	4,280,458	41,646	236,398	1,277	37,958	207	4,478,898	42,717
SmallCap Growth Fund III	4,945,660	55,931	82,068	479	34,994	208	4,992,734	56,205
SmallCap S&P 600 Index Fund	3,027,613	47,718	317,367	3,171	566,863	5,235	2,778,117	44,533
SmallCap Value Fund	3,232,531	54,381	69,473	765	536,126	5,207	2,765,878	48,097
SmallCap Value Fund I	2,379,677	41,656	164,734	1,617	20,766	209	2,523,645	43,063

	$ 3,792,246			$ 243,587		$ 55,993	$ 3,974,332

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 5,533			$ (2,518)			$ -
Core Plus Bond Fund I			97		-			52
Disciplined LargeCap Blend Fund			6,726		3			-
High Yield Fund I		13,171			1			-
International Emerging Markets Fund			1,184		1			-
International Fund I		2,777			4			-
International Growth Fund			5,554		(49)			-
International Value Fund I			261		(2)			-
LargeCap Blend Fund I		3,426			(2)			-
LargeCap Growth Fund			291		(1)			-
LargeCap Growth Fund I			27		(1)			-
LargeCap Value Fund			2,868		1			-
LargeCap Value Fund I		2,237			6			-
LargeCap Value Fund III		2,483			1			-
MidCap Growth Fund III			-		2			-
MidCap Value Fund I			756		-			-
Preferred Securities Fund			3,020		7			-
Real Estate Securities Fund		1,085			(1)			-
SmallCap Growth Fund I			-		1			-
SmallCap Growth Fund III			-		3			-
SmallCap S&P 600 Index Fund			772		(1,121)			1,562
SmallCap Value Fund			286		(1,842)			-
SmallCap Value Fund I			339		(1)			-

	$ 52,893			$ (5,508)			$ 1,614

		Schedule of Investments
	Principal LifeTime 2035 Fund
		January 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.29%)
Principal Funds, Inc. Institutional Class (99.29%)
Bond & Mortgage Securities Fund (a)	317,402 $	2,660
Core Plus Bond Fund I (a)	378,494	3,910
Disciplined LargeCap Blend Fund (a)	824,975	7,020
High Yield Fund I (a)	376,998	2,925
International Emerging Markets Fund (a)	192,094	2,407
International Fund I (a)	467,668	3,559
International Growth Fund (a)	483,657	2,936
International Value Fund I (a)(b)	505,953	3,901
LargeCap Blend Fund I (a)	685,429	3,722
LargeCap Growth Fund (a)	719,120	3,667
LargeCap Growth Fund I (a)	769,436	3,809
LargeCap Value Fund (a)	380,115	2,493
LargeCap Value Fund I (a)	338,801	2,372
LargeCap Value Fund III (a)	350,298	2,435
MidCap Growth Fund III (a)(b)	213,900	1,153
MidCap Value Fund I (a)	164,451	1,209
Preferred Securities Fund (a)	227,941	1,468
Real Estate Securities Fund (a)	246,654	2,183
SmallCap Growth Fund I (a)(b)	100,807	539
SmallCap Growth Fund III (a)(b)	78,934	428
SmallCap S&P 600 Index Fund (a)	48,839	435
SmallCap Value Fund (a)	49,766	499
SmallCap Value Fund I (a)	54,706	486

		56,216

TOTAL INVESTMENT COMPANIES	$ 56,216

Total Investments	$ 56,216
Other Assets in Excess of Liabilities, Net - 0.71%		401

TOTAL NET ASSETS - 100.00%	$ 56,617

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 190
Unrealized Depreciation		(16,404)

Net Unrealized Appreciation (Depreciation)		(16,214)
Cost for federal income tax purposes		72,430
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Domestic Equity Funds		57.32%
International Equity Funds		22.61%
Fixed Income Funds		19.36%
Other Assets in Excess of Liabilities, Net		0.71%

TOTAL NET ASSETS		100.00%

		262

Schedule of Investments
Principal LifeTime 2035 Fund
January 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases			Sales		January 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)		Shares	Cost (000)

Bond & Mortgage Securities Fund	313,029 $	3,035	4,392	$ 37	19	$ -		317,402 $	3,072
Core Plus Bond Fund I	81,840	818	296,669	3,084	15		-	378,494	3,902
Disciplined LargeCap Blend Fund	460,374	5,816	364,653	3,269	52		-	824,975	9,085
High Yield Fund I	238,583	2,327	138,439	1,048	24		1	376,998	3,374
International Emerging Markets Fund	82,033	1,815	110,071	1,438	10		-	192,094	3,253
International Fund I	415,604	5,959	52,094	409	30		-	467,668	6,368
International Growth Fund	118,441	868	365,253	2,370	37		-	483,657	3,238
International Value Fund I	224,228	1,991	281,756	2,327	31		1	505,953	4,317
LargeCap Blend Fund I	384,092	3,117	301,380	1,753	43		-	685,429	4,870
LargeCap Growth Fund	398,279	3,162	320,887	1,718	46		-	719,120	4,880
LargeCap Growth Fund I	428,550	3,118	340,938	1,688	52		-	769,436	4,806
LargeCap Value Fund	211,691	2,093	168,448	1,193	24		-	380,115	3,286
LargeCap Value Fund I	185,650	2,093	153,172	1,181	21		-	338,801	3,274
LargeCap Value Fund III	192,973	2,093	157,347	1,191	22		-	350,298	3,284
MidCap Growth Fund III	114,650	1,023	99,266	554	16		-	213,900	1,577
MidCap Value Fund I	90,892	1,023	73,571	569	12		-	164,451	1,592
Preferred Securities Fund	222,346	1,888	5,620	37	25		-	227,941	1,925
Real Estate Securities Fund	130,697	2,014	115,973	1,103	16		1	246,654	3,116
SmallCap Growth Fund I	50,855	420	49,958	267	6		-	100,807	687
SmallCap Growth Fund III	46,839	420	32,101	186	6		-	78,934	606
SmallCap S&P 600 Index Fund	25,310	373	23,532	232	3		-	48,839	605
SmallCap Value Fund	28,349	420	21,420	231	3		-	49,766	651
SmallCap Value Fund I	30,543	420	24,166	232	3		-	54,706	652

	$ 46,306			$ 26,117		$ 3		$ 72,420

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)				(000's)

Bond & Mortgage Securities Fund	$ 42			$ -			$ -
Core Plus Bond Fund I			7			-			4
Disciplined LargeCap Blend Fund			120			-			-
High Yield Fund I			215			-			-
International Emerging Markets Fund			29			-			-
International Fund I			112			-			-
International Growth Fund			51			-			-
International Value Fund I			7			-			-
LargeCap Blend Fund I			66			-			-
LargeCap Growth Fund			6			-			-
LargeCap Growth Fund I			1			-			-
LargeCap Value Fund			59			-			-
LargeCap Value Fund I			48			-			-
LargeCap Value Fund III			58			-			-
MidCap Growth Fund III			-			-			-
MidCap Value Fund I			15			-			-
Preferred Securities Fund			36			-			-
Real Estate Securities Fund			20			-			-
SmallCap Growth Fund I			-			-			-
SmallCap Growth Fund III			-			-			-
SmallCap S&P 600 Index Fund			10			-			20
SmallCap Value Fund			4			-			-
SmallCap Value Fund I			6			-			-

	$ 912			$ -			$ 24

		Schedule of Investments
	Principal LifeTime 2040 Fund
		January 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.75%)
Principal Funds, Inc. Institutional Class (99.75%)
Bond & Mortgage Securities Fund (a)	10,069,519 $	84,383
Core Plus Bond Fund I (a)	1,695,439	17,514
Disciplined LargeCap Blend Fund (a)	19,943,245	169,717
High Yield Fund I (a)	10,841,042	84,126
International Emerging Markets Fund (a)	3,622,275	45,387
International Fund I (a)	7,682,618	58,465
International Growth Fund (a)	19,252,048	116,860
International Value Fund I (a)(b)	8,974,763	69,195
LargeCap Blend Fund I (a)	16,166,612	87,785
LargeCap Growth Fund (a)	16,685,765	85,097
LargeCap Growth Fund I (a)	20,055,185	99,273
LargeCap Value Fund (a)	8,883,941	58,279
LargeCap Value Fund I (a)	7,655,337	53,587
LargeCap Value Fund III (a)	7,664,181	53,266
MidCap Growth Fund III (a)(b)	4,655,011	25,091
MidCap Value Fund I (a)	3,616,576	26,582
Preferred Securities Fund (a)	7,846,929	50,534
Real Estate Securities Fund (a)	5,028,557	44,503
SmallCap Growth Fund I (a)(b)	2,814,847	15,059
SmallCap Growth Fund III (a)(b)	2,782,996	15,084
SmallCap S&P 600 Index Fund (a)	1,761,204	15,692
SmallCap Value Fund (a)	1,833,483	18,372
SmallCap Value Fund I (a)	1,641,466	14,593

		1,308,444

TOTAL INVESTMENT COMPANIES	$ 1,308,444

Total Investments	$ 1,308,444
Other Assets in Excess of Liabilities, Net - 0.25%		3,329

TOTAL NET ASSETS - 100.00%	$ 1,311,773

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 1,446
Unrealized Depreciation		(852,155)

Net Unrealized Appreciation (Depreciation)		(850,709)
Cost for federal income tax purposes		2,159,153
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Domestic Equity Funds		59.61%
International Equity Funds		22.10%
Fixed Income Funds		18.04%
Other Assets in Excess of Liabilities, Net		0.25%

TOTAL NET ASSETS		100.00%

		264

Schedule of Investments
Principal LifeTime 2040 Fund
January 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		January 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	9,965,538 $	104,646	139,762	$ 1,172	35,781	$ 298	10,069,519 $	105,519
Core Plus Bond Fund I	413,816	4,133	1,310,328	13,586	28,705	300	1,695,439	17,419
Disciplined LargeCap Blend Fund	18,043,681	262,845	2,062,142	18,664	162,578	1,478	19,943,245	280,028
High Yield Fund I	9,687,508	99,519	1,231,044	8,823	77,510	578	10,841,042	107,763
International Emerging Markets Fund	3,171,707	85,303	485,739	6,399	35,171	474	3,622,275	91,228
International Fund I	6,154,104	98,958	1,621,898	13,576	93,384	796	7,682,618	111,738
International Growth Fund	18,912,442	232,195	457,454	3,079	117,848	786	19,252,048	234,510
International Value Fund I	7,567,921	68,430	1,498,339	12,414	91,497	784	8,974,763	80,060
LargeCap Blend Fund I	14,614,096	138,722	1,685,228	9,909	132,712	785	16,166,612	147,846
LargeCap Growth Fund	15,259,020	117,883	1,580,711	8,576	153,966	831	16,685,765	125,628
LargeCap Growth Fund I	18,524,515	154,149	1,697,975	8,420	167,305	832	20,055,185	161,739
LargeCap Value Fund	7,933,433	91,270	1,027,099	7,366	76,591	554	8,883,941	98,082
LargeCap Value Fund I	6,776,445	91,297	949,324	7,429	70,432	554	7,655,337	98,173
LargeCap Value Fund III	6,737,677	87,827	998,080	7,649	71,576	554	7,664,181	94,921
MidCap Growth Fund III	4,017,069	40,030	685,258	3,851	47,316	266	4,655,011	43,615
MidCap Value Fund I	3,103,078	41,274	547,392	4,267	33,894	265	3,616,576	45,276
Preferred Securities Fund	7,719,117	78,204	194,790	1,282	66,978	438	7,846,929	79,048
Real Estate Securities Fund	4,546,861	86,094	527,461	5,176	45,765	462	5,028,557	90,808
SmallCap Growth Fund I	2,739,334	26,644	95,213	511	19,700	106	2,814,847	27,050
SmallCap Growth Fund III	2,727,831	30,737	72,517	422	17,352	102	2,782,996	31,057
SmallCap S&P 600 Index Fund	1,564,839	24,670	205,694	2,050	9,329	93	1,761,204	26,627
SmallCap Value Fund	1,783,065	30,010	59,794	655	9,376	103	1,833,483	30,562
SmallCap Value Fund I	1,581,572	27,744	70,412	689	10,518	105	1,641,466	28,328

	$ 2,022,584			$ 145,965		$ 11,544	$ 2,157,025

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 1,342			$ (1)			$ -
Core Plus Bond Fund I			40		-			20
Disciplined LargeCap Blend Fund			3,726		(3)			-
High Yield Fund I		7,432			(1)			-
International Emerging Markets Fund			725		-			-
International Fund I		1,906			-			-
International Growth Fund		3,079			22			-
International Value Fund I			161		-			-
LargeCap Blend Fund I		1,974			-			-
LargeCap Growth Fund			173		-			-
LargeCap Growth Fund I			17		2			-
LargeCap Value Fund		1,765			-			-
LargeCap Value Fund I		1,383			1			-
LargeCap Value Fund III		1,603			(1)			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			416		-			-
Preferred Securities Fund		1,251			-			-
Real Estate Securities Fund			508		-			-
SmallCap Growth Fund I			-		1			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			487		-			986
SmallCap Value Fund			189		-			-
SmallCap Value Fund I			222		-			-

	$ 28,399			$ 20			$ 1,006

		Schedule of Investments
	Principal LifeTime 2045 Fund
		January 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (98.90%)
Principal Funds, Inc. Institutional Class (98.90%)
Bond & Mortgage Securities Fund (a)	56,734 $	476
Core Plus Bond Fund I (a)	58,105	600
Disciplined LargeCap Blend Fund (a)	331,768	2,823
High Yield Fund I (a)	168,714	1,309
International Emerging Markets Fund (a)	79,896	1,001
International Fund I (a)	238,870	1,818
International Growth Fund (a)	246,766	1,498
International Value Fund I (a)(b)	169,240	1,305
LargeCap Blend Fund I (a)	275,025	1,493
LargeCap Growth Fund (a)	313,656	1,600
LargeCap Growth Fund I (a)	346,892	1,717
LargeCap Value Fund (a)	166,659	1,093
LargeCap Value Fund I (a)	149,187	1,044
LargeCap Value Fund III (a)	154,661	1,075
MidCap Growth Fund III (a)(b)	93,978	507
MidCap Value Fund I (a)	71,314	524
Preferred Securities Fund (a)	51,606	332
Real Estate Securities Fund (a)	91,150	807
SmallCap Growth Fund I (a)(b)	44,605	239
SmallCap Growth Fund III (a)(b)	35,049	190
SmallCap S&P 600 Index Fund (a)	19,204	171
SmallCap Value Fund (a)	21,669	217
SmallCap Value Fund I (a)	23,919	213

		22,052

TOTAL INVESTMENT COMPANIES	$ 22,052

Total Investments	$ 22,052
Other Assets in Excess of Liabilities, Net - 1.10%		245

TOTAL NET ASSETS - 100.00%	$ 22,297

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 78
Unrealized Depreciation		(5,343)

Net Unrealized Appreciation (Depreciation)		(5,265)
Cost for federal income tax purposes		27,317
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Domestic Equity Funds		61.50%
International Equity Funds		25.21%
Fixed Income Funds		12.19%
Other Assets in Excess of Liabilities, Net		1.10%

TOTAL NET ASSETS		100.00%

		266

Schedule of Investments
Principal LifeTime 2045 Fund
January 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases			Sales		January 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)		Shares	Cost (000)

Bond & Mortgage Securities Fund	35,369 $	342	21,375	$ 179	10	$ -		56,734 $	521
Core Plus Bond Fund I	31,099	312	27,013	279	7		-	58,105	591
Disciplined LargeCap Blend Fund	176,219	2,084	155,614	1,396	65		1	331,768	3,479
High Yield Fund I	86,800	820	81,944	621	30		-	168,714	1,441
International Emerging Markets Fund	35,803	689	44,108	574	15		-	79,896	1,263
International Fund I	93,641	1,332	145,269	1,194	40		2	238,870	2,524
International Growth Fund	108,326	960	138,490	896	50		-	246,766	1,856
International Value Fund I	126,449	1,084	42,832	350	41		-	169,240	1,434
LargeCap Blend Fund I	146,635	1,116	128,444	748	54		1	275,025	1,863
LargeCap Growth Fund	164,892	1,229	148,828	798	64		-	313,656	2,027
LargeCap Growth Fund I	183,846	1,247	163,120	807	74		1	346,892	2,053
LargeCap Value Fund	88,199	820	78,493	556	33		-	166,659	1,376
LargeCap Value Fund I	77,756	820	71,461	552	30		1	149,187	1,371
LargeCap Value Fund III	81,304	820	73,387	556	30		-	154,661	1,376
MidCap Growth Fund III	48,290	393	45,709	255	21		-	93,978	648
MidCap Value Fund I	37,527	393	33,802	261	15		-	71,314	654
Preferred Securities Fund	50,357	421	1,272	8	23		-	51,606	429
Real Estate Securities Fund	45,901	659	45,269	432	20		-	91,150	1,091
SmallCap Growth Fund I	21,376	165	23,238	124	9		-	44,605	289
SmallCap Growth Fund III	19,791	165	15,267	88	9		-	35,049	253
SmallCap S&P 600 Index Fund	9,396	132	9,811	97	3		1	19,204	228
SmallCap Value Fund	11,654	165	10,020	108	5		-	21,669	273
SmallCap Value Fund I	12,620	165	11,304	109	5		1	23,919	273

	$ 16,333			$ 10,988		$ 8		$ 27,313

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)				(000's)

Bond & Mortgage Securities Fund	$ 6			$ -			$ -
Core Plus Bond Fund I			2			-			1
Disciplined LargeCap Blend Fund			49			-			-
High Yield Fund I			89			-			-
International Emerging Markets Fund			13			-			-
International Fund I			45			-			-
International Growth Fund			30			-			-
International Value Fund I			3			-			-
LargeCap Blend Fund I			26			-			-
LargeCap Growth Fund			3			-			-
LargeCap Growth Fund I			-			-			-
LargeCap Value Fund			26			-			-
LargeCap Value Fund I			21			-			-
LargeCap Value Fund III			26			-			-
MidCap Growth Fund III			-			-			-
MidCap Value Fund I			7			-			-
Preferred Securities Fund			8			-			-
Real Estate Securities Fund			7			-			-
SmallCap Growth Fund I			-			-			-
SmallCap Growth Fund III			-			-			-
SmallCap S&P 600 Index Fund			4			-			8
SmallCap Value Fund			2			-			-
SmallCap Value Fund I			2			-			-

	$ 369			$ -			$ 9

		Schedule of Investments
	Principal LifeTime 2050 Fund
		January 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.65%)
Principal Funds, Inc. Institutional Class (99.65%)
Bond & Mortgage Securities Fund (a)	1,671,720 $	14,009
Core Plus Bond Fund I (a)	448,326	4,631
Disciplined LargeCap Blend Fund (a)	8,149,798	69,355
High Yield Fund I (a)	4,183,180	32,461
International Emerging Markets Fund (a)	1,540,619	19,304
International Fund I (a)	3,628,196	27,611
International Growth Fund (a)	8,341,158	50,631
International Value Fund I (a)(b)	3,878,757	29,905
LargeCap Blend Fund I (a)	6,607,643	35,880
LargeCap Growth Fund (a)	7,460,079	38,046
LargeCap Growth Fund I (a)	8,697,366	43,052
LargeCap Value Fund (a)	3,892,100	25,532
LargeCap Value Fund I (a)	3,415,026	23,905
LargeCap Value Fund III (a)	3,366,555	23,398
MidCap Growth Fund III (a)(b)	2,035,825	10,973
MidCap Value Fund I (a)	1,574,644	11,574
Preferred Securities Fund (a)	2,628,498	16,928
Real Estate Securities Fund (a)	2,032,685	17,989
SmallCap Growth Fund I (a)(b)	1,447,357	7,743
SmallCap Growth Fund III (a)(b)	1,228,135	6,656
SmallCap S&P 600 Index Fund (a)	628,436	5,599
SmallCap Value Fund (a)	805,859	8,075
SmallCap Value Fund I (a)	841,489	7,481

		530,738

TOTAL INVESTMENT COMPANIES	$ 530,738

Total Investments	$ 530,738
Other Assets in Excess of Liabilities, Net - 0.35%		1,871

TOTAL NET ASSETS - 100.00%	$ 532,609

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 427
Unrealized Depreciation		(353,526)

Net Unrealized Appreciation (Depreciation)		(353,099)
Cost for federal income tax purposes		883,837
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Domestic Equity Funds		62.95%
International Equity Funds		23.93%
Fixed Income Funds		12.77%
Other Assets in Excess of Liabilities, Net		0.35%

TOTAL NET ASSETS		100.00%

		268

Schedule of Investments
Principal LifeTime 2050 Fund
January 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		January 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	1,654,674 $	17,495	23,205	$ 195	6,159	$ 53	1,671,720 $	17,637
Core Plus Bond Fund I	78,014	779	375,239	3,896	4,927	53	448,326	4,622
Disciplined LargeCap Blend Fund	7,318,717	105,744	902,135	8,160	71,054	644	8,149,798	113,259
High Yield Fund I	4,084,795	41,985	523,583	3,757	425,198	3,258	4,183,180	42,606
International Emerging Markets Fund	1,329,433	35,945	227,659	3,000	16,473	221	1,540,619	38,724
International Fund I	2,519,326	40,567	1,152,383	9,375	43,513	372	3,628,196	49,570
International Growth Fund	8,198,822	99,192	198,153	1,334	55,817	371	8,341,158	100,160
International Value Fund I	3,207,225	28,987	714,301	5,918	42,769	366	3,878,757	34,539
LargeCap Blend Fund I	5,915,392	56,021	751,641	4,417	59,390	351	6,607,643	60,087
LargeCap Growth Fund	6,755,870	51,784	778,985	4,225	74,776	403	7,460,079	55,606
LargeCap Growth Fund I	7,941,620	66,102	837,153	4,155	81,407	402	8,697,366	69,856
LargeCap Value Fund	3,436,244	39,344	492,978	3,532	37,122	268	3,892,100	42,608
LargeCap Value Fund I	3,017,396	40,682	431,813	3,380	34,183	268	3,415,026	43,795
LargeCap Value Fund III	2,895,911	37,359	505,349	3,867	34,705	268	3,366,555	40,958
MidCap Growth Fund III	1,736,473	17,196	321,547	1,808	22,195	124	2,035,825	18,880
MidCap Value Fund I	1,335,626	17,757	254,888	1,987	15,870	123	1,574,644	19,621
Preferred Securities Fund	2,586,984	26,316	65,260	430	23,746	155	2,628,498	26,591
Real Estate Securities Fund	1,815,051	37,006	238,308	2,331	20,674	206	2,032,685	39,132
SmallCap Growth Fund I	1,401,902	13,645	55,075	296	9,620	52	1,447,357	13,889
SmallCap Growth Fund III	1,188,327	13,244	49,635	289	9,827	57	1,228,135	13,476
SmallCap S&P 600 Index Fund	542,733	8,284	89,385	888	3,682	36	628,436	9,136
SmallCap Value Fund	774,343	12,944	36,678	401	5,162	56	805,859	13,289
SmallCap Value Fund I	807,951	14,213	38,802	379	5,264	51	841,489	14,541

	$ 822,591			$ 68,020		$ 8,158	$ 882,582

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 223			$ -			$ -
Core Plus Bond Fund I			10		-			5
Disciplined LargeCap Blend Fund			1,513		(1)			-
High Yield Fund I			3,133		122			-
International Emerging Markets Fund			305		-			-
International Fund I			791		-			-
International Growth Fund			1,334		5			-
International Value Fund I			69		-			-
LargeCap Blend Fund I			801		-			-
LargeCap Growth Fund			77		-			-
LargeCap Growth Fund I			8		1			-
LargeCap Value Fund			767		-			-
LargeCap Value Fund I			615		1			-
LargeCap Value Fund III			694		-			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			179		-			-
Preferred Securities Fund			419		-			-
Real Estate Securities Fund			204		1			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			171		-			343
SmallCap Value Fund			82		-			-
SmallCap Value Fund I			113		-			-

	$ 11,508			$ 129			$ 348

		Schedule of Investments
	Principal LifeTime 2055 Fund
		January 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (98.40%)
Principal Funds, Inc. Institutional Class (98.40%)
Bond & Mortgage Securities Fund (a)	3,955 $	33
Core Plus Bond Fund I (a)	3,074	32
Disciplined LargeCap Blend Fund (a)	33,926	289
High Yield Fund I (a)	17,883	139
International Emerging Markets Fund (a)	8,575	107
International Fund I (a)	19,147	146
International Growth Fund (a)	27,319	166
International Value Fund I (a)(b)	22,458	173
LargeCap Blend Fund I (a)	28,575	155
LargeCap Growth Fund (a)	33,819	172
LargeCap Growth Fund I (a)	36,651	181
LargeCap Value Fund (a)	18,045	118
LargeCap Value Fund I (a)	16,089	113
LargeCap Value Fund III (a)	16,582	115
MidCap Growth Fund III (a)(b)	9,430	51
MidCap Value Fund I (a)	7,295	54
Preferred Securities Fund (a)	5,162	33
Real Estate Securities Fund (a)	9,287	82
SmallCap Growth Fund I (a)(b)	4,641	25
SmallCap Growth Fund III (a)(b)	4,098	22
SmallCap S&P 600 Index Fund (a)	1,800	16
SmallCap Value Fund (a)	2,575	26
SmallCap Value Fund I (a)	2,575	23

		2,271

TOTAL INVESTMENT COMPANIES	$ 2,271

Total Investments	$ 2,271
Other Assets in Excess of Liabilities, Net - 1.60%		37

TOTAL NET ASSETS - 100.00%	$ 2,308

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 12
Unrealized Depreciation		(731)

Net Unrealized Appreciation (Depreciation)		(719)
Cost for federal income tax purposes		2,990
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Domestic Equity Funds		62.49%
International Equity Funds		25.65%
Fixed Income Funds		10.26%
Other Assets in Excess of Liabilities, Net		1.60%

TOTAL NET ASSETS		100.00%

		270

Schedule of Investments
Principal LifeTime 2055 Fund
January 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		January 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	2,407 $	23	2,046	$ 17	498	$ 3	3,955 $	37
Core Plus Bond Fund I	1,795	18	1,698	17	419	4	3,074	31
Disciplined LargeCap Blend Fund	19,183	249	20,298	187	5,555	55	33,926	380
High Yield Fund I	9,810	97	10,675	82	2,602	21	17,883	158
International Emerging Markets Fund	3,650	84	6,267	83	1,342	17	8,575	149
International Fund I	7,539	113	15,089	124	3,481	29	19,147	191
International Growth Fund	12,562	129	19,180	128	4,423	31	27,319	225
International Value Fund I	15,909	140	10,053	88	3,504	30	22,458	198
LargeCap Blend Fund I	16,216	135	17,009	102	4,650	29	28,575	207
LargeCap Growth Fund	18,958	154	20,536	114	5,675	34	33,819	233
LargeCap Growth Fund I	20,602	154	22,447	114	6,398	33	36,651	234
LargeCap Value Fund	10,184	103	10,749	78	2,888	21	18,045	159
LargeCap Value Fund I	8,931	104	9,769	78	2,611	23	16,089	158
LargeCap Value Fund III	9,237	103	10,047	78	2,702	21	16,582	159
MidCap Growth Fund III	5,058	47	6,079	35	1,707	11	9,430	71
MidCap Value Fund I	4,044	47	4,497	36	1,246	11	7,295	72
Preferred Securities Fund	6,942	59	143	1	1,923	13	5,162	47
Real Estate Securities Fund	5,043	80	5,867	59	1,623	18	9,287	120
SmallCap Growth Fund I	2,439	21	2,943	16	741	5	4,641	32
SmallCap Growth Fund III	2,450	23	2,394	14	746	5	4,098	32
SmallCap S&P 600 Index Fund	964	15	1,105	11	269	3	1,800	23
SmallCap Value Fund	1,522	23	1,459	16	406	5	2,575	34
SmallCap Value Fund I	1,495	21	1,492	15	412	5	2,575	31

	$ 1,942			$ 1,493		$ 427	$ 2,981

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ -			$ -		$ -
Core Plus Bond Fund I			-		-			-
Disciplined LargeCap Blend Fund			5		(1)			-
High Yield Fund I			9		-			-
International Emerging Markets Fund			1		(1)			-
International Fund I			4		(17)			-
International Growth Fund			4		(1)			-
International Value Fund I			-		-			-
LargeCap Blend Fund I			3		(1)			-
LargeCap Growth Fund			-		(1)			-
LargeCap Growth Fund I			-		(1)			-
LargeCap Value Fund			3		(1)			-
LargeCap Value Fund I			2		(1)			-
LargeCap Value Fund III			3		(1)			-
MidCap Growth Fund III			-		-			-
MidCap Value Fund I			1		-			-
Preferred Securities Fund			1		-			-
Real Estate Securities Fund			1		(1)			-
SmallCap Growth Fund I			-		-			-
SmallCap Growth Fund III			-		-			-
SmallCap S&P 600 Index Fund			-		-			1
SmallCap Value Fund			-		-			-
SmallCap Value Fund I			-		-			-

	$ 37			$ (27)		$ 1

		Schedule of Investments
	Principal LifeTime Strategic Income Fund
		January 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.62%)
Principal Funds, Inc. Institutional Class (99.62%)
Bond & Mortgage Securities Fund (a)	21,648,895 $	181,418
Core Plus Bond Fund I (a)	1,381,177	14,267
Disciplined LargeCap Blend Fund (a)	1,520,056	12,936
Global Diversified Income Fund (a)	2,318,711	22,631
High Yield Fund I (a)	769,750	5,973
Inflation Protection Fund (a)	8,998,821	62,722
International Emerging Markets Fund (a)	100,002	1,253
International Fund I (a)	432,287	3,290
International Growth Fund (a)	1,717,949	10,428
International Value Fund I (a)(b)	586,765	4,524
LargeCap Blend Fund I (a)	1,346,728	7,313
LargeCap Growth Fund (a)	1,263,167	6,442
LargeCap Growth Fund I (a)	1,106,273	5,476
LargeCap Value Fund (a)	475,537	3,119
LargeCap Value Fund I (a)	111,115	778
LargeCap Value Fund III (a)	435,053	3,024
MidCap Growth Fund III (a)(b)	282,245	1,521
MidCap Value Fund I (a)	230,086	1,691
Money Market Fund (a)	2,584,197	2,584
Preferred Securities Fund (a)	3,717,345	23,940
Real Estate Securities Fund (a)	1,806,877	15,991
SmallCap S&P 600 Index Fund (a)	644,715	5,744
Ultra Short Bond Fund (a)	8,439,091	60,846

		457,911

TOTAL INVESTMENT COMPANIES	$ 457,911

Total Investments	$ 457,911
Other Assets in Excess of Liabilities, Net - 0.38%		1,737

TOTAL NET ASSETS - 100.00%	$ 459,648

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 362
Unrealized Depreciation		(170,523)

Net Unrealized Appreciation (Depreciation)		(170,161)
Cost for federal income tax purposes		628,072
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Fixed Income Funds		76.53%
Domestic Equity Funds		13.93%
International Equity Funds		9.16%
Other Assets in Excess of Liabilities, Net		0.38%

TOTAL NET ASSETS		100.00%

		272

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		January 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Bond & Mortgage Securities Fund	24,060,962 $	257,259	333,251	$ 2,795	2,745,318	$ 22,922	21,648,895 $	232,012
Core Plus Bond Fund I	440,324	4,385	1,327,200	13,715	386,347	4,001	1,381,177	14,114
Disciplined LargeCap Blend Fund	1,440,229	20,372	164,585	1,525	84,758	741	1,520,056	21,112
Global Diversified Income Fund	-	-	2,318,711	23,202	-	-	2,318,711	23,202
High Yield Fund I	195,907	1,960	800,479	6,143	226,636	1,715	769,750	6,106
Inflation Protection Fund	8,889,165	84,725	464,880	3,285	355,224	2,502	8,998,821	85,319
International Emerging Markets Fund	75,470	1,991	40,439	550	15,907	200	100,002	2,329
International Fund I	366,052	6,015	108,405	929	42,170	340	432,287	6,590
International Growth Fund	1,730,544	18,991	41,108	277	53,703	341	1,717,949	18,927
International Value Fund I	537,567	4,870	89,237	769	40,039	321	586,765	5,303
LargeCap Blend Fund I	1,284,851	12,494	132,560	801	70,683	401	1,346,728	12,866
LargeCap Growth Fund	1,233,481	8,403	87,199	489	57,513	300	1,263,167	8,590
LargeCap Growth Fund I	1,076,894	9,125	92,692	476	63,313	300	1,106,273	9,275
LargeCap Value Fund	779,151	8,854	40,254	298	343,868	2,576	475,537	5,752
LargeCap Value Fund I	59,405	718	78,512	632	26,802	199	111,115	1,137
LargeCap Value Fund III	812,964	10,120	46,786	376	424,697	3,399	435,053	5,988
MidCap Growth Fund III	217,986	2,124	86,686	507	22,427	120	282,245	2,503
MidCap Value Fund I	180,088	2,128	66,068	532	16,070	121	230,086	2,533
Money Market Fund	1,115,312	1,115	3,970,384	3,970	2,501,499	2,501	2,584,197	2,584
Preferred Securities Fund	4,189,968	44,531	100,153	659	572,776	3,632	3,717,345	39,975
Real Estate Securities Fund	1,629,291	27,473	702,574	6,640	524,988	5,460	1,806,877	27,849
SmallCap S&P 600 Index Fund	579,889	8,795	87,755	885	22,929	219	644,715	9,461
Ultra Short Bond Fund	8,338,181	82,541	100,910	743	-	-	8,439,091	83,284

	$ 618,989			$ 70,198		$ 52,311	$ 626,811

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Bond & Mortgage Securities Fund	$ 3,119			$ (5,120)			$ -
Core Plus Bond Fund I			30		15			17
Disciplined LargeCap Blend Fund			288		(44)			-
Global Diversified Income Fund			185		-			-
High Yield Fund I			67		(282)			-
Inflation Protection Fund			33		(189)			-
International Emerging Markets Fund			19		(12)			-
International Fund I			106		(14)			-
International Growth Fund			277		-			-
International Value Fund I			11		(15)			-
LargeCap Blend Fund I			167		(28)			-
LargeCap Growth Fund			13		(2)			-
LargeCap Growth Fund I			1		(26)			-
LargeCap Value Fund			98		(824)			-
LargeCap Value Fund I			15		(14)			-
LargeCap Value Fund III			95		(1,109)			-
MidCap Growth Fund III			-		(8)			-
MidCap Value Fund I			25		(6)			-
Money Market Fund			8		-			-
Preferred Securities Fund			618		(1,583)			-
Real Estate Securities Fund			129		(804)			-
SmallCap S&P 600 Index Fund			178		-			359
Ultra Short Bond Fund			769		-			-

	$ 6,251			$ (10,065)			$ 376

Schedule of Investments
Real Estate Securities Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (94.22%)			COMMON STOCKS (continued)
Private Corrections (0.93%)			REITS - Regional Malls (12.21%)
Corrections Corp of America (a)	653,400 $	9,004	Macerich Co/The	1,413,400 $	20,834
			Simon Property Group Inc	1,896,588	81,515
Real Estate Operator & Developer (0.39%)			Taubman Centers Inc	797,415	15,829

Brookfield Properties Corp	698,200	3,763			118,178

REITS - Apartments (16.69%)			REITS - Shopping Centers (11.59%)
American Campus Communities Inc	616,512	13,175	Acadia Realty Trust	1,045,936	12,206
Apartment Investment & Management Co	799,610	7,109	Federal Realty Investment Trust	836,658	42,360
AvalonBay Communities Inc	595,976	30,877	Kimco Realty Corp	1,331,380	19,146
BRE Properties Inc	560,600	14,234	Saul Centers Inc	291,990	9,548
Equity Residential	1,121,330	26,833	Tanger Factory Outlet Centers	953,900	28,903

Essex Property Trust Inc	445,339	29,415			112,163

Home Properties Inc	826,060	29,647	REITS - Storage (8.07%)
Mid-America Apartment Communities Inc	349,242	10,317	Public Storage	1,262,170	78,090

		161,607

REITS - Diversified (8.55%)			REITS - Warehouse & Industrial (3.29%)
Colonial Properties Trust	712,300	5,235	AMB Property Corp	944,570	15,226
Digital Realty Trust Inc	801,450	25,566	ProLogis	1,663,440	16,651

PS Business Parks Inc	163,180	7,001			31,877

Vornado Realty Trust	884,580	44,946	TOTAL COMMON STOCKS	$ 912,030

		82,748		Principal

REITS - Healthcare (18.27%)				Amount	Value

HCP Inc	2,022,731	47,211		(000's)	(000's)

Health Care REIT Inc	902,738	34,133	BONDS (0.66%)
LTC Properties Inc	218,580	4,522	REITS - Healthcare (0.37%)
Medical Properties Trust Inc	584,345	2,659	HCP Inc
National Health Investors Inc	91,900	2,394	6.00%, 1/30/2017	$ 5,822	3,595
Nationwide Health Properties Inc	1,039,420	26,536	REITS - Warehouse & Industrial (0.29%)
Omega Healthcare Investors Inc	989,490	14,476	ProLogis
Ventas Inc	1,613,274	44,962	5.50%, 4/ 1/2012	4,422	2,767

		176,893	TOTAL BONDS	$ 6,362

REITS - Hotels (3.05%)			CONVERTIBLE BONDS (0.95%)
DiamondRock Hospitality Co	978,000	4,010	REITS - Apartments (0.32%)
Hospitality Properties Trust	481,300	6,459	BRE Properties Inc
Host Hotels & Resorts Inc	2,670,442	14,367	4.13%, 8/15/2026	1,920	1,574
LaSalle Hotel Properties	438,240	3,650	UDR Inc
Sunstone Hotel Investors Inc	230,530	994	4.00%, 12/15/2035	1,744	1,478

		29,480			3,052

REITS - Manufactured Homes (1.71%)			REITS - Office Property (0.28%)
Equity Lifestyle Properties Inc	437,962	16,524	Kilroy Realty LP
			3.25%, 4/15/2012 (b)	4,246	2,702
REITS - Office Property (9.47%)
Alexandria Real Estate Equities Inc	454,489	26,969	REITS - Shopping Centers (0.35%)
Boston Properties Inc	1,065,531	46,138	Acadia Realty Trust
Douglas Emmett Inc	511,748	4,759	3.75%, 12/15/2026	1,615	1,207
Mack-Cali Realty Corp	211,830	4,304
SL Green Realty Corp	606,800	9,533

		91,703

Schedule of Investments
Real Estate Securities Fund
January 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

	Principal
			REIT	Percent

	Amount	Value
	(000's)	(000's)	REITS - Healthcare	18.64%

			REITS - Apartments	17.01%
CONVERTIBLE BONDS (continued)			REITS - Regional Malls	12.21%
REITS - Shopping Centers (continued)			REITS - Shopping Centers	11.94%
Weingarten Realty Investors			REITS - Office Property	9.75%
3.95%, 8/ 1/2026	$ 3,215 $	2,227	REITS - Diversified	8.55%

			REITS - Storage	8.07%
		3,434	REITS - Warehouse & Industrial	3.58%

			REITS - Hotels	3.04%
TOTAL CONVERTIBLE BONDS		$ 9,188	Finance - Other Services	1.74%

SHORT TERM INVESTMENTS (3.47%)			Special Purpose Entity	1.74%
			REITS - Manufactured Homes	1.71%
Commercial Paper (3.47%)			Private Corrections	0.93%
Investment in Joint Trading Account; HSBC			Real Estate Operator & Developer	0.39%
Funding			Other Assets in Excess of Liabilities, Net	0.70%

0.27%, 2/ 2/2009	$ 16,825 $	16,825	TOTAL NET ASSETS	100.00%

Investment in Joint Trading Account;
Prudential Funding
0.27%, 2/ 2/2009	16,825	16,825

		33,650

TOTAL SHORT TERM INVESTMENTS		$ 33,650

Total Investments		$ 961,230
Other Assets in Excess of Liabilities, Net - 0.70%		6,733

TOTAL NET ASSETS - 100.00%		$ 967,963

(a) Non-Income Producing Security
(b)	Security exempt from registration under Rule 144A of the Securities Act
	of 1933. These securities may be resold in transactions exempt from
	registration, normally to qualified institutional buyers. Unless otherwise
	indicated, these securities are not considered illiquid. At the end of the
	period, the value of these securities totaled $2,702 or 0.28% of net assets.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation		$ 14,669
Unrealized Depreciation		(538,714)

Net Unrealized Appreciation (Depreciation)		(524,045)
Cost for federal income tax purposes		1,485,275
All dollar amounts are shown in thousands (000's)

		Schedule of Investments
		SAM Balanced Portfolio
		January 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.04%)
Principal Funds, Inc. Institutional Class (100.04%)
Disciplined LargeCap Blend Fund (a)	19,176,299 $	163,190
Diversified International Fund (a)	25,024,533	162,409
Equity Income Fund (a)	27,922,418	333,115
High Yield Fund (a)	21,705,589	133,707
Income Fund (a)	36,810,149	301,475
International Emerging Markets Fund (a)	3,881,632	48,637
LargeCap Growth Fund (a)	46,242,015	235,834
LargeCap Growth Fund II (a)(b)	46,218,486	245,882
LargeCap Value Fund III (a)	19,672,808	136,726
MidCap Stock Fund (a)	8,717,413	91,271
Money Market Fund (a)	147,387	147
Mortgage Securities Fund (a)	39,216,067	414,514
Preferred Securities Fund (a)	17,318,095	111,529
Real Estate Securities Fund (a)	6,902,754	61,089
Short Term Income Fund (a)	6,645,103	74,425
SmallCap Growth Fund (a)(b)	9,615,031	44,518
SmallCap Value Fund (a)	4,484,129	44,931
West Coast Equity Fund (a)	4,517,361	113,792

		2,717,191

TOTAL INVESTMENT COMPANIES	$ 2,717,191

Total Investments	$ 2,717,191
Liabilities in Excess of Other Assets, Net - (0.04)%		(1,211)

TOTAL NET ASSETS - 100.00%	$ 2,715,980

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 8,867
Unrealized Depreciation		(862,342)

Net Unrealized Appreciation (Depreciation)		(853,475)
Cost for federal income tax purposes		3,570,666
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Domestic Equity Funds		54.13%
Fixed Income Funds		38.14%
International Equity Funds		7.77%
Liabilities in Excess of Other Assets, Net		(0.04%)

TOTAL NET ASSETS		100.00%

Schedule of Investments
SAM Balanced Portfolio
January 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		January 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	19,308,881 $	247,497	433,299	$ 3,901	565,881	$ 5,098	19,176,299 $	243,187
Diversified International Fund	24,384,063	261,201	762,114	5,515	121,644	834	25,024,533	265,035
Equity Income Fund	28,285,889	469,942	315,862	4,182	679,333	8,613	27,922,418	459,654
High Yield Fund	22,951,355	176,432	609,452	3,611	1,855,218	10,776	21,705,589	164,616
Income Fund	43,896,352	395,509	775,552	6,163	7,861,755	62,705	36,810,149	329,604
International Emerging Markets Fund	3,816,721	92,295	74,060	1,012	9,149	120	3,881,632	93,030
LargeCap Growth Fund	46,001,459	272,026	240,556	1,333	-	-	46,242,015	273,359
LargeCap Growth Fund II	46,174,007	382,760	389,414	2,152	344,935	1,857	46,218,486	381,583
LargeCap Value Fund III	19,114,245	184,510	639,107	4,913	80,544	597	19,672,808	188,544
MidCap Stock Fund	8,728,233	106,643	145,943	1,600	156,763	1,709	8,717,413	105,544
Money Market Fund	146,750	147	1,137	1	500	1	147,387	147
Mortgage Securities Fund	48,339,182	512,190	612,899	6,426	9,736,014	103,087	39,216,067	414,006
Preferred Securities Fund	17,698,875	159,008	439,925	2,896	820,705	5,266	17,318,095	154,062
Real Estate Securities Fund	6,786,067	106,288	116,687	1,217	-	-	6,902,754	107,505
Short Term Income Fund	8,894,620	102,719	115,430	1,282	2,364,947	26,284	6,645,103	76,592
SmallCap Growth Fund	9,534,651	50,107	80,380	417	-	-	9,615,031	50,524
SmallCap Value Fund	4,417,437	69,901	66,692	751	-	-	4,484,129	70,652
West Coast Equity Fund	4,262,229	129,132	300,203	8,285	45,071	1,169	4,517,361	135,810

	$ 3,718,307			$ 55,657		$ 228,116	$ 3,513,454

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ 3,773			$ (3,113)			$ -
Diversified International Fund		5,260			(847)			-
Equity Income Fund		4,178			(5,857)			-
High Yield Fund		3,572			(4,651)			-
Income Fund		5,664			(9,363)			-
International Emerging Markets Fund		802			(157)			-
LargeCap Growth Fund		497			-			-
LargeCap Growth Fund II		1,690			(1,472)			-
LargeCap Value Fund III		4,293			(282)			-
MidCap Stock Fund		1,360			(990)			79
Money Market Fund		1			-			-
Mortgage Securities Fund		5,889			(1,523)			-
Preferred Securities Fund		2,794			(2,576)			-
Real Estate Securities Fund		710			-			-
Short Term Income Fund		942			(1,125)			-
SmallCap Growth Fund		6			-			-
SmallCap Value Fund		462			-			-
West Coast Equity Fund		1,633			(438)			6,484

	$ 43,526			$ (32,394)			$ 6,563

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		January 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.91%)
Principal Funds, Inc. Institutional Class (99.91%)
Disciplined LargeCap Blend Fund (a)	2,421,336 $	20,605
Diversified International Fund (a)	3,354,173	21,769
Equity Income Fund (a)	3,429,995	40,920
High Yield Fund (a)	5,544,043	34,151
Income Fund (a)	11,820,298	96,808
International Emerging Markets Fund (a)	566,689	7,101
LargeCap Growth Fund (a)	5,976,203	30,479
LargeCap Growth Fund II (a)(b)	5,961,118	31,713
LargeCap Value Fund III (a)	2,482,611	17,254
MidCap Stock Fund (a)	1,263,905	13,233
Money Market Fund (a)	2,234,623	2,235
Mortgage Securities Fund (a)	12,777,460	135,058
Preferred Securities Fund (a)	3,526,662	22,712
Real Estate Securities Fund (a)	952,440	8,429
Short Term Income Fund (a)	3,096,736	34,683
SmallCap Growth Fund (a)(b)	1,413,388	6,544
SmallCap Value Fund (a)	583,855	5,850
West Coast Equity Fund (a)	621,601	15,658

		545,202

TOTAL INVESTMENT COMPANIES	$ 545,202

Total Investments	$ 545,202
Other Assets in Excess of Liabilities, Net - 0.09%		477

TOTAL NET ASSETS - 100.00%	$ 545,679

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 1,124
Unrealized Depreciation		(122,472)

Net Unrealized Appreciation (Depreciation)		(121,348)
Cost for federal income tax purposes		666,550
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Fixed Income Funds		59.68%
Domestic Equity Funds		34.94%
International Equity Funds		5.29%
Other Assets in Excess of Liabilities, Net		0.09%

TOTAL NET ASSETS		100.00%

Schedule of Investments
SAM Conservative Balanced Portfolio
January 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		January 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	2,202,770 $	27,501	222,762	$ 2,008	4,196	$ 36	2,421,336 $	29,449
Diversified International Fund	2,870,496	30,256	489,494	3,456	5,817	38	3,354,173	33,632
Equity Income Fund	3,193,505	53,509	238,727	3,087	2,237	28	3,429,995	56,548
High Yield Fund	5,350,639	41,009	223,879	1,350	30,475	186	5,544,043	42,105
Income Fund	12,098,462	110,202	245,121	1,957	523,285	4,171	11,820,298	107,277
International Emerging Markets Fund	484,678	11,157	83,739	1,090	1,728	22	566,689	12,195
LargeCap Growth Fund	5,225,424	30,903	750,779	4,032	-	-	5,976,203	34,935
LargeCap Growth Fund II	5,183,169	42,190	777,949	4,219	-	-	5,961,118	46,409
LargeCap Value Fund III	1,982,521	19,775	500,090	3,846	-	-	2,482,611	23,621
MidCap Stock Fund	1,131,862	15,971	135,382	1,454	3,339	36	1,263,905	17,368
Money Market Fund	2,224,964	2,225	9,659	10	-	-	2,234,623	2,235
Mortgage Securities Fund	13,339,826	142,430	172,071	1,805	734,437	7,769	12,777,460	136,258
Preferred Securities Fund	3,389,482	29,954	147,534	994	10,354	69	3,526,662	30,849
Real Estate Securities Fund	777,966	12,341	174,474	1,719	-	-	952,440	14,060
Short Term Income Fund	3,350,516	39,004	60,236	670	314,016	3,492	3,096,736	35,969
SmallCap Growth Fund	1,179,103	6,482	238,380	1,146	4,095	19	1,413,388	7,591
SmallCap Value Fund	484,840	7,332	99,015	1,076	-	-	583,855	8,408
West Coast Equity Fund	519,383	15,700	102,575	2,806	357	9	621,601	18,491

	$ 637,941			$ 36,725		$ 15,875	$ 657,400

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ 455			$ (24)			$ -
Diversified International Fund		693			(42)			-
Equity Income Fund		502			(20)			-
High Yield Fund		873			(68)			-
Income Fund		1,698			(711)			-
International Emerging Markets Fund		116			(30)			-
LargeCap Growth Fund		60			-			-
LargeCap Growth Fund II		207			-			-
LargeCap Value Fund III		509			-			-
MidCap Stock Fund		188			(21)			11
Money Market Fund		10			-			-
Mortgage Securities Fund		1,792			(208)			-
Preferred Securities Fund		552			(30)			-
Real Estate Securities Fund		94			-			-
Short Term Income Fund		412			(213)			-
SmallCap Growth Fund		1			(18)			-
SmallCap Value Fund		57			-			-
West Coast Equity Fund		212			(6)			820

	$ 8,431			$ (1,391)			$ 831

		Schedule of Investments
	SAM Conservative Growth Portfolio
		January 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.23%)
Principal Funds, Inc. Institutional Class (100.23%)
Disciplined LargeCap Blend Fund (a)	18,249,141 $	155,300
Diversified International Fund (a)	26,281,169	170,565
Equity Income Fund (a)	27,996,032	333,993
High Yield Fund (a)	10,498,239	64,669
Income Fund (a)	10,338,582	84,673
International Emerging Markets Fund (a)	3,581,581	44,877
LargeCap Growth Fund (a)	46,374,957	236,512
LargeCap Growth Fund II (a)(b)	40,683,769	216,438
LargeCap Value Fund III (a)	16,604,266	115,400
MidCap Stock Fund (a)	10,349,469	108,359
Money Market Fund (a)	12,776,297	12,776
Mortgage Securities Fund (a)	13,627,372	144,041
Preferred Securities Fund (a)	6,023,588	38,792
Real Estate Securities Fund (a)	6,852,349	60,643
Short Term Income Fund (a)	1,069,906	11,983
SmallCap Growth Fund (a)(b)	9,039,285	41,852
SmallCap Value Fund (a)	4,291,679	43,003
West Coast Equity Fund (a)	4,897,571	123,370

		2,007,246

TOTAL INVESTMENT COMPANIES	$ 2,007,246

Total Investments	$ 2,007,246
Liabilities in Excess of Other Assets, Net - (0.23)%		(4,518)

TOTAL NET ASSETS - 100.00%	$ 2,002,728

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 6,408
Unrealized Depreciation		(812,279)

Net Unrealized Appreciation (Depreciation)		(805,871)
Cost for federal income tax purposes		2,813,117
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Domestic Equity Funds		71.65%
Fixed Income Funds		17.82%
International Equity Funds		10.76%
Liabilities in Excess of Other Assets, Net		(0.23%)

TOTAL NET ASSETS		100.00%

Schedule of Investments
SAM Conservative Growth Portfolio
January 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		January 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	18,425,073 $	238,053	401,426	$ 3,609	577,358	$ 5,149	18,249,141 $	233,501
Diversified International Fund	25,557,262	289,344	762,476	5,513	38,569	264	26,281,169	294,323
Equity Income Fund	28,464,488	484,630	317,676	4,206	786,132	9,907	27,996,032	472,651
High Yield Fund	11,351,105	85,164	301,240	1,785	1,154,106	6,827	10,498,239	77,765
Income Fund	13,907,794	123,890	234,635	1,863	3,803,847	30,138	10,338,582	91,456
International Emerging Markets Fund	3,526,948	92,555	54,633	741	-	-	3,581,581	93,296
LargeCap Growth Fund	47,449,962	291,130	93,854	510	1,168,859	6,228	46,374,957	283,867
LargeCap Growth Fund II	40,413,852	335,479	269,917	1,479	-	-	40,683,769	336,958
LargeCap Value Fund III	16,130,076	159,663	474,190	3,623	-	-	16,604,266	163,286
MidCap Stock Fund	10,538,515	134,285	158,586	1,728	347,632	3,755	10,349,469	130,028
Money Market Fund	16,628,501	16,629	61,894	62	3,914,098	3,915	12,776,297	12,776
Mortgage Securities Fund	19,463,616	206,585	224,918	2,359	6,061,162	64,156	13,627,372	143,567
Preferred Securities Fund	6,645,119	60,083	162,750	1,071	784,281	5,074	6,023,588	53,689
Real Estate Securities Fund	6,785,392	112,844	66,957	709	-	-	6,852,349	113,553
Short Term Income Fund	2,560,304	29,655	25,312	281	1,515,710	16,831	1,069,906	12,373
SmallCap Growth Fund	9,038,196	49,018	1,089	6	-	-	9,039,285	49,024
SmallCap Value Fund	4,251,543	70,592	40,136	445	-	-	4,291,679	71,037
West Coast Equity Fund	4,707,606	147,359	324,737	8,958	134,772	3,497	4,897,571	151,542

	$ 2,926,958			$ 38,948		$ 155,741	$ 2,784,692

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ 3,609			$ (3,012)			$ -
Diversified International Fund		5,513			(270)			-
Equity Income Fund		4,206			(6,278)			-
High Yield Fund		1,762			(2,357)			-
Income Fund		1,624			(4,159)			-
International Emerging Markets Fund		741			-			-
LargeCap Growth Fund		510			(1,545)			-
LargeCap Growth Fund II		1,479			-			-
LargeCap Value Fund III		3,623			-			-
MidCap Stock Fund		1,633			(2,230)			95
Money Market Fund		62			-			-
Mortgage Securities Fund		2,186			(1,221)			-
Preferred Securities Fund		1,012			(2,391)			-
Real Estate Securities Fund		710			-			-
Short Term Income Fund		196			(732)			-
SmallCap Growth Fund		5			-			-
SmallCap Value Fund		445			-			-
West Coast Equity Fund		1,797			(1,278)			7,161

	$ 31,113			$ (25,473)			$ 7,256

		Schedule of Investments
	SAM Flexible Income Portfolio
		January 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (99.71%)
Principal Funds, Inc. Institutional Class (99.71%)
Disciplined LargeCap Blend Fund (a)	1,840,547 $	15,663
Diversified International Fund (a)	2,537,994	16,471
Equity Income Fund (a)	2,329,862	27,795
High Yield Fund (a)	8,227,910	50,684
Income Fund (a)	17,655,566	144,599
International Emerging Markets Fund (a)	344,037	4,311
LargeCap Growth Fund (a)	4,584,119	23,379
LargeCap Growth Fund II (a)(b)	4,657,183	24,776
LargeCap Value Fund III (a)	3,409,309	23,695
MidCap Stock Fund (a)	1,329,855	13,924
Money Market Fund (a)	758,489	758
Mortgage Securities Fund (a)	17,654,932	186,613
Preferred Securities Fund (a)	5,810,439	37,419
Real Estate Securities Fund (a)	726,927	6,433
Short Term Income Fund (a)	5,941,526	66,545
SmallCap Growth Fund (a)(b)	896,314	4,150
SmallCap Value Fund (a)	407,146	4,080
West Coast Equity Fund (a)	241,632	6,087

		657,382

TOTAL INVESTMENT COMPANIES	$ 657,382

Total Investments	$ 657,382
Other Assets in Excess of Liabilities, Net - 0.29%		1,940

TOTAL NET ASSETS - 100.00%	$ 659,322

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 2,721
Unrealized Depreciation		(116,183)

Net Unrealized Appreciation (Depreciation)		(113,462)
Cost for federal income tax purposes		770,844
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Fixed Income Funds		73.81%
Domestic Equity Funds		22.75%
International Equity Funds		3.15%
Other Assets in Excess of Liabilities, Net		0.29%

TOTAL NET ASSETS		100.00%

Schedule of Investments
SAM Flexible Income Portfolio
January 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		January 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	1,755,164 $	18,926	99,061	$ 881	13,678	$ 121	1,840,547 $	19,643
Diversified International Fund	2,260,187	31,722	295,215	2,050	17,408	121	2,537,994	33,496
Equity Income Fund	2,204,152	32,336	144,831	1,832	19,121	241	2,329,862	33,806
High Yield Fund	8,027,397	58,567	248,280	1,476	47,767	293	8,227,910	59,653
Income Fund	18,750,801	169,320	340,606	2,709	1,435,841	11,555	17,655,566	158,869
International Emerging Markets Fund	308,389	8,964	35,648	455	-	-	344,037	9,419
LargeCap Growth Fund	4,241,819	22,521	342,300	1,808	-	-	4,584,119	24,329
LargeCap Growth Fund II	4,285,060	35,444	403,468	2,161	31,345	168	4,657,183	37,303
LargeCap Value Fund III	2,810,590	27,058	621,423	4,707	22,704	169	3,409,309	31,517
MidCap Stock Fund	1,240,145	15,187	106,930	1,123	17,220	187	1,329,855	16,014
Money Market Fund	755,211	755	3,278	3	-	-	758,489	758
Mortgage Securities Fund	18,712,637	198,725	239,057	2,508	1,296,762	13,733	17,654,932	187,216
Preferred Securities Fund	5,662,180	49,047	184,900	1,207	36,641	241	5,810,439	49,900
Real Estate Securities Fund	632,872	9,155	94,055	895	-	-	726,927	10,050
Short Term Income Fund	6,267,411	72,738	112,007	1,248	437,892	4,872	5,941,526	68,841
SmallCap Growth Fund	795,331	3,833	100,983	476	-	-	896,314	4,309
SmallCap Value Fund	378,509	5,944	35,324	378	6,687	71	407,146	6,205
West Coast Equity Fund	210,487	5,038	33,848	928	2,703	70	241,632	5,883

	$ 765,280			$ 26,845		$ 31,842	$ 757,211

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ 352			$ (43)			$ -
Diversified International Fund		529			(155)			-
Equity Income Fund		344			(121)			-
High Yield Fund		1,308			(97)			-
Income Fund		2,600			(1,605)			-
International Emerging Markets Fund		71			-			-
LargeCap Growth Fund		48			-			-
LargeCap Growth Fund II		166			(134)			-
LargeCap Value Fund III		727			(79)			-
MidCap Stock Fund		203			(109)			12
Money Market Fund		3			-			-
Mortgage Securities Fund		2,514			(284)			-
Preferred Securities Fund		919			(113)			-
Real Estate Securities Fund		73			-			-
Short Term Income Fund		782			(273)			-
SmallCap Growth Fund		1			-			-
SmallCap Value Fund		42			(46)			-
West Coast Equity Fund		85			(13)			338

	$ 10,767			$ (3,072)			$ 350

		Schedule of Investments
	SAM Strategic Growth Portfolio
		January 31, 2009 (unaudited)

	Shares	Value
	Held	(000's)

INVESTMENT COMPANIES (100.23%)
Principal Funds, Inc. Institutional Class (100.23%)
Disciplined LargeCap Blend Fund (a)	13,140,647 $	111,827
Diversified International Fund (a)	18,798,036	121,999
Equity Income Fund (a)	18,235,818	217,553
High Yield Fund (a)	9,467,095	58,317
International Emerging Markets Fund (a)	2,881,077	36,100
LargeCap Growth Fund (a)	29,282,252	149,339
LargeCap Growth Fund II (a)(b)	29,179,840	155,237
LargeCap Value Fund III (a)	13,703,106	95,237
MidCap Stock Fund (a)	7,338,733	76,836
Money Market Fund (a)	4,835,601	4,836
Real Estate Securities Fund (a)	4,517,172	39,977
Short Term Income Fund (a)	387,661	4,342
SmallCap Growth Fund (a)(b)	6,816,385	31,560
SmallCap Value Fund (a)	3,182,945	31,893
West Coast Equity Fund (a)	3,437,267	86,585

		1,221,638

TOTAL INVESTMENT COMPANIES	$ 1,221,638

Total Investments	$ 1,221,638
Liabilities in Excess of Other Assets, Net - (0.23)%		(2,836)

TOTAL NET ASSETS - 100.00%	$ 1,218,802

(a) Affiliated Security
(b) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 2,372
Unrealized Depreciation		(583,019)

Net Unrealized Appreciation (Depreciation)		(580,647)
Cost for federal income tax purposes		1,802,285
All dollar amounts are shown in thousands (000's)

	Portfolio Summary (unaudited)

Fund Type		Percent

Domestic Equity Funds		81.72%
International Equity Funds		12.97%
Fixed Income Funds		5.54%
Liabilities in Excess of Other Assets, Net		(0.23%)

TOTAL NET ASSETS		100.00%

Schedule of Investments
SAM Strategic Growth Portfolio
January 31, 2009 (unaudited)

Affiliated Securities

	October 31, 2008		Purchases		Sales		January 31, 2009

	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)

Disciplined LargeCap Blend Fund	14,285,072 $	195,236	289,809	$ 2,605	1,434,234	$ 12,893	13,140,647 $	176,749
Diversified International Fund	18,785,798	216,825	564,979	4,082	552,741	3,859	18,798,036	213,262
Equity Income Fund	19,435,181	341,557	206,128	2,729	1,405,491	17,810	18,235,818	314,581
High Yield Fund	10,280,216	79,918	268,948	1,593	1,082,069	6,273	9,467,095	72,532
International Emerging Markets Fund	2,858,366	70,126	49,007	662	26,296	341	2,881,077	69,994
LargeCap Growth Fund	30,805,274	192,025	90,312	486	1,613,334	8,710	29,282,252	181,665
LargeCap Growth Fund II	29,670,395	249,573	233,212	1,276	723,767	3,943	29,179,840	243,864
LargeCap Value Fund III	13,267,715	126,533	435,391	3,323	-	-	13,703,106	129,856
MidCap Stock Fund	7,640,045	95,829	115,669	1,259	416,981	4,483	7,338,733	90,067
Money Market Fund	8,077,765	8,078	25,176	25	3,267,340	3,267	4,835,601	4,836
Real Estate Securities Fund	4,482,306	75,871	52,958	549	18,092	195	4,517,172	76,005
Short Term Income Fund	614,848	7,109	7,647	85	234,834	2,616	387,661	4,477
SmallCap Growth Fund	6,839,957	39,485	14,393	69	37,965	181	6,816,385	39,203
SmallCap Value Fund	3,303,352	55,602	33,370	369	153,777	1,642	3,182,945	53,286
West Coast Equity Fund	3,419,702	108,402	228,482	6,302	210,917	5,781	3,437,267	107,221

	$ 1,862,169			$ 25,414		$ 71,994	$ 1,777,598

					Realized Gain/Loss		Realized Gain/Loss from
		Dividends			on Investments		Other Investment Companies
		(000's)		(000's)			(000's)

Disciplined LargeCap Blend Fund	$ 2,605			$ (8,199)			$ -
Diversified International Fund		3,984			(3,786)			-
Equity Income Fund		2,729			(11,895)			-
High Yield Fund		1,567			(2,706)			-
International Emerging Markets Fund		602			(453)			-
LargeCap Growth Fund		317			(2,136)			-
LargeCap Growth Fund II		1,071			(3,042)			-
LargeCap Value Fund III		2,985			-			-
MidCap Stock Fund		1,159			(2,538)			68
Money Market Fund		25			-			-
Real Estate Securities Fund		467			(220)			-
Short Term Income Fund		56			(101)			-
SmallCap Growth Fund		4			(170)			-
SmallCap Value Fund		335			(1,043)			-
West Coast Equity Fund		1,249			(1,702)			5,011

	$ 19,155			$ (37,991)			$ 5,079

Schedule of Investments
Short-Term Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (82.80%)			BONDS (continued)
Airlines (0.41%)			Asset Backed Securities (continued)
American Airlines Inc			Swift Master Auto Receivables Trust
7.25%, 2/ 5/2009	$ 275 $	274	0.43%, 6/15/2012 (a)	$ 425 $	255

Delta Air Lines Inc					6,809

6.62%, 3/18/2011	416	357

			Automobile Sequential (2.90%)
		631

			Capital Auto Receivables Asset Trust
Appliances (0.13%)			1.11%, 1/15/2010 (a)(b)(c)	192	191
Whirlpool Corp			0.71%, 6/15/2010 (a)(b)	155	153
2.50%, 6/15/2009 (a)	200	191	5.52%, 3/15/2011 (a)	500	429
			Ford Credit Auto Owner Trust
Asset Backed Securities (4.46%)			5.47%, 9/15/2012 (a)	350	236
Carrington Mortgage Loan Trust			5.60%, 10/15/2012	435	328
0.67%, 12/25/2035 (a)	475	413	5.69%, 11/15/2012 (a)	430	326
Caterpillar Financial Asset Trust
4.09%, 12/27/2010 (b)	356	355	Honda Auto Receivables Owner Trust
			5.46%, 5/23/2011	800	805
Chase Funding Mortgage Loan Asset-Backed
Certificates			Hyundai Auto Receivables Trust
0.85%, 12/25/2033 (a)	87	66	0.73%, 1/17/2012 (a)	500	489
Citigroup Mortgage Loan Trust Inc			Nissan Auto Lease Trust
0.54%, 3/25/2037 (a)	400	269	4.27%, 12/15/2010 (b)	804	791
CNH Equipment Trust			Nissan Auto Receivables Owner Trust
1.18%, 9/15/2010 (a)(b)	76	76	4.28%, 7/15/2013	280	274
1.53%, 4/15/2011 (a)(b)	375	372	WFS Financial Owner Trust
			4.50%, 5/17/2013	425	413

4.12%, 5/15/2012	600	585
					4,435

Countrywide Asset-Backed Certificates
0.89%, 2/25/2037 (a)	575	17	Beverages - Non-Alcoholic (0.23%)
6.02%, 9/25/2046 (a)	1,900	996	Panamerican Beverages Inc
Countrywide Home Equity Loan Trust			7.25%, 7/ 1/2009 (b)	350	353
0.56%, 12/15/2035 (a)	104	41
0.57%, 2/15/2036 (a)	315	201	Brewery (0.26%)
Fannie Mae Grantor Trust			SABMiller PLC
5.41%, 9/26/2033 (a)	67	51	6.20%, 7/ 1/2011 (c)	400	400
First Horizon Asset Backed Trust
0.52%, 10/25/2026 (a)	498	296	Building Products - Cement & Aggregate (0.53%)
First-Citizens Home Equity Loan LLC			CRH America Inc
0.54%, 9/15/2022 (a)(c)	171	137	6.95%, 3/15/2012	400	348
Ford Credit Floorplan Master Owner Trust			Martin Marietta Materials Inc
0.78%, 6/15/2011 (a)	625	596	1.32%, 4/30/2010 (a)	530	469

GMAC Mortgage Corp Loan Trust					817

0.57%, 8/25/2035 (a)	168	38	Building Products - Wood (0.20%)
Great America Leasing Receivables			Masco Corp
5.39%, 9/15/2011 (b)(c)	925	921	2.40%, 3/12/2010 (a)	335	298
John Deere Owner Trust
4.18%, 6/15/2012	535	520	Cable/Satellite TV (1.50%)
JP Morgan Mortgage Acquisition Corp			British Sky Broadcasting Group PLC
0.47%, 3/25/2037 (a)	318	268	6.88%, 2/23/2009	400	401
Marriott Vacation Club Owner Trust			Comcast Corp
5.81%, 10/20/2029 (c)	209	166	5.45%, 11/15/2010	300	305
Nomura Asset Acceptance Corp			COX Communications Inc
0.61%, 1/25/2036 (a)(c)	251	62	4.63%, 1/15/2010	475	471
Popular ABS Mortgage Pass-Through Trust			7.13%, 10/ 1/2012	300	296
0.65%, 11/25/2035 (a)(b)	111	108	DirecTV Holdings LLC/DirecTV Financing Co
			8.38%, 3/15/2013	300	301

Schedule of Investments
Short-Term Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Cable/Satellite TV (continued)			Diversified Banking Institutions (continued)
Rogers Cable Inc			JP Morgan Chase & Co
7.88%, 5/ 1/2012	$ 500 $	521	5.60%, 6/ 1/2011	$ 600 $	614

		2,295			3,604

Cellular Telecommunications (0.27%)			Diversified Financial Services (1.37%)
Vodafone Group PLC			Capmark Financial Group Inc
2.34%, 6/15/2011 (a)	475	420	3.04%, 5/10/2010 (a)	600	340
			General Electric Capital Corp
Chemicals - Diversified (0.11%)			5.25%, 10/19/2012	750	745
Huntsman LLC			4.80%, 5/ 1/2013	575	561
11.50%, 7/15/2012	200	169	TNK-BP Finance SA
			6.13%, 3/20/2012 (c)	575	443

Coatings & Paint (0.26%)					2,089

Valspar Corp
5.63%, 5/ 1/2012	430	394	Diversified Manufacturing Operations (0.33%)
			Tyco Electronics Group SA
Commercial Banks (0.82%)			6.00%, 10/ 1/2012	540	500
American Express Bank FSB
5.50%, 4/16/2013	650	622	Electric - Generation (0.13%)
Colonial Bank/Montgomery AL			CE Casecnan Water & Energy
8.00%, 3/15/2009 (d)	350	334	11.95%, 11/15/2010	43	37
HSBC America Capital Trust I			Indiantown Cogeneration LP
7.81%, 12/15/2026 (c)	375	299	9.26%, 12/15/2010	168	154

		1,255			191

Computers - Integrated Systems (0.43%)			Electric - Integrated (1.76%)
NCR Corp			Entergy Louisiana LLC
7.13%, 6/15/2009	650	652	5.83%, 11/ 1/2010	400	396
			Integrys Energy Group Inc
Computers - Memory Devices (0.09%)			7.00%, 11/ 1/2009	700	705
Seagate Technology HDD Holdings			Ohio Power Co
6.38%, 10/ 1/2011	200	138	1.60%, 4/ 5/2010 (a)	390	366
			Pepco Holdings Inc
Containers - Paper & Plastic (0.11%)			2.83%, 6/ 1/2010 (a)	350	321
Pactiv Corp			Scottish Power Ltd
5.88%, 7/15/2012	175	163	4.91%, 3/15/2010	450	445
			TECO Energy Inc
Credit Card Asset Backed Securities (0.41%)			5.19%, 5/ 1/2010 (a)	475	449

Chase Issuance Trust					2,682

0.78%, 1/15/2012 (a)	500	493
GE Capital Credit Card Master Note Trust			Electronic Components - Semiconductors (0.13%)
0.50%, 3/15/2013 (a)	175	136	Chartered Semiconductor Manufacturing Ltd

		629	6.25%, 4/ 4/2013	280	203

Diversified Banking Institutions (2.36%)			Electronic Connectors (0.22%)
Bank of America Corp			Thomas & Betts Corp
4.90%, 5/ 1/2013	615	587	7.25%, 6/ 1/2013	325	335
Citigroup Inc
5.50%, 8/27/2012	550	507	Fiduciary Banks (0.39%)
5.50%, 4/11/2013	750	686	Bank of New York Mellon Corp/The
Goldman Sachs Group Inc/The			4.50%, 4/ 1/2013	595	594
6.88%, 1/15/2011	1,050	1,061
2.89%, 2/ 6/2012 (a)	175	149	Finance - Auto Loans (0.26%)
			Ford Motor Credit Co LLC
			9.88%, 8/10/2011	175	130

Schedule of Investments
Short-Term Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Finance - Auto Loans (continued)			Gas - Distribution (0.16%)
Nissan Motor Acceptance Corp			Sempra Energy
4.63%, 3/ 8/2010 (c)	$ 270 $	267	4.75%, 5/15/2009 (b)	$ 150 $	149

		397	Southern California Gas Co

			2.37%, 12/ 1/2009 (a)	100	98

Finance - Commercial (0.52%)
					247

CIT Group Inc
1.40%, 4/27/2011 (a)	350	276	Home Equity - Other (3.41%)
Textron Financial Canada Funding Corp			Bear Stearns Asset Backed Securities Trust
5.13%, 11/ 1/2010	650	520	0.99%, 3/25/2034 (a)	409	288

		796	0.57%, 6/25/2047 (a)	950	554

Finance - Consumer Loans (0.77%)			Countrywide Asset-Backed Certificates
			6.09%, 6/25/2021 (a)	1,825	479
HSBC Finance Corp
2.43%, 11/16/2009 (a)	475	456	First NLC Trust
			0.72%, 5/25/2035 (a)	204	162
2.35%, 9/14/2012 (a)	325	253
			GMAC Mortgage Corp Loan Trust
SLM Corp			4.62%, 6/25/2035 (a)	141	130
4.86%, 3/ 2/2009 (a)	475	467

			5.75%, 10/25/2036	950	665
		1,176

			6.05%, 12/25/2037 (a)	635	304
Finance - Credit Card (0.16%)			GSAA Trust
Capital One Bank USA NA			6.04%, 7/25/2036	900	606
5.75%, 9/15/2010	250	249	Indymac Seconds Asset Backed Trust
			5.77%, 5/25/2036 (a)	1,400	981
Finance - Investment Banker & Broker (1.95%)			Mastr Asset Backed Securities Trust
Bear Stearns Cos LLC/The			0.89%, 3/25/2035 (a)	575	65
1.35%, 7/16/2009 (a)(b)	470	468	New Century Home Equity Loan Trust
Jefferies Group Inc			0.68%, 3/25/2035 (a)	5	2
5.88%, 6/ 8/2014	575	457	Option One Mortgage Loan Trust
Merrill Lynch & Co Inc			0.84%, 3/25/2037 (a)	500	26
2.96%, 2/ 6/2009 (a)(b)	150	150	Residential Asset Securities Corp
4.82%, 3/ 2/2009 (a)(b)	195	191	4.59%, 8/25/2031 (b)	322	289
3.08%, 2/ 5/2010 (a)	200	193	4.47%, 3/25/2032	586	443
3.39%, 11/ 1/2011 (a)	300	266	Specialty Underwriting & Residential Finance
2.43%, 6/ 5/2012 (a)	250	215	0.90%, 2/25/2035 (a)	51	21
6.05%, 8/15/2012	400	389	0.62%, 3/25/2036 (a)	37	35
5.45%, 2/ 5/2013	120	114	WAMU Asset-Backed Certificates
6.15%, 4/25/2013	550	531	0.56%, 5/25/2037 (a)	250	161

		2,974			5,211

Finance - Leasing Company (0.25%)			Home Equity - Sequential (2.17%)
International Lease Finance Corp			BNC Mortgage Loan Trust
1.49%, 1/15/2010 (a)	100	88	0.56%, 7/25/2037 (a)	726	259
5.30%, 5/ 1/2012	400	295	Countrywide Asset-Backed Certificates

		383	5.68%, 6/25/2035	1,990	1,322

			5.71%, 11/25/2035 (a)	1,450	206
Finance - Mortgage Loan/Banker (0.24%)			5.56%, 4/25/2036	967	359
Countrywide Financial Corp			5.51%, 8/25/2036	557	279
5.80%, 6/ 7/2012	375	369
			5.81%, 11/25/2036	1,170	435
Food - Miscellaneous/Diversified (0.70%)			New Century Home Equity Loan Trust
General Mills Inc			4.76%, 11/25/2033	523	451

1.25%, 1/22/2010 (a)	350	343			3,311

8.02%, 2/ 5/2013	650	719	Life & Health Insurance (1.78%)

		1,062	New York Life Global Funding

			4.65%, 5/ 9/2013 (c)	795	784

Schedule of Investments
Short-Term Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Life & Health Insurance (continued)			Mortgage Backed Securities (continued)
Pacific Life Global Funding			Banc of America Commercial Mortgage Inc
1.76%, 6/22/2011 (a)(c)	$ 175 $	175	(continued)
Prudential Financial Inc			0.63%, 7/10/2042 (a)	$ 27,412 $		353
5.15%, 1/15/2013	950	862	0.06%, 10/10/2045	73,964		208
StanCorp Financial Group Inc			0.40%, 7/10/2046 (a)	51,130		714
6.88%, 10/ 1/2012	510	459	Banc of America Mortgage Securities Inc
Sun Life Financial Global Funding LP			4.09%, 3/25/2034 (a)	469		376
1.71%, 7/ 6/2010 (a)(c)	175	173	4.79%, 5/25/2035 (a)	772		722
Unum Group			Bear Stearns Adjustable Rate Mortgage Trust
5.86%, 5/15/2009	275	265	5.09%, 9/25/2034 (a)	341		223

		2,718	Bear Stearns Alt-A Trust

Machinery - Farm (0.31%)			0.67%, 7/25/2035 (a)	36		7
Case New Holland Inc			6.12%, 8/25/2036 (a)	1,039		798
6.00%, 6/ 1/2009	475	467	Bear Stearns Commercial Mortgage Securities
			7.00%, 5/20/2030	561		563
Medical - HMO (0.54%)			0.47%, 5/11/2039 (a)(c)	2,749		29
Coventry Health Care Inc			0.21%, 2/11/2041 (a)	20,811		152
6.30%, 8/15/2014	400	272	4.57%, 7/11/2042	500		455
5.95%, 3/15/2017	210	130	Bella Vista Mortgage Trust
UnitedHealth Group Inc			0.61%, 5/20/2045 (a)	143		68
4.88%, 2/15/2013	445	423	Chase Commercial Mortgage Securities Corp

		825	7.56%, 10/15/2032	500		471

			Chase Mortgage Finance Corp
Medical - Wholesale Drug Distribution (0.57%)			5.80%, 3/25/2037 (a)	749		226
Cardinal Health Inc			5.00%, 7/25/2037 (a)	296		190
1.70%, 10/ 2/2009 (a)	300	293
			Citigroup/Deutsche Bank Commercial
5.65%, 6/15/2012	600	577	Mortgage Trust

		870	0.25%, 11/15/2044 (c)	48,951		458

Medical Products (0.38%)			0.42%, 10/15/2048 (a)	36,702		575
Angiotech Pharmaceuticals Inc			0.34%, 12/11/2049 (a)	59,665		715
5.95%, 12/ 1/2013 (a)	225	118	0.38%, 12/11/2049 (a)(c)	21,235		296
Covidien International Finance SA			Commercial Mortgage Pass Through Certificates
5.45%, 10/15/2012	465	469	1.50%, 6/10/2010 (a)(c)	3,467		66

		587	3.25%, 6/10/2038	141		130

Metal - Diversified (0.03%)			0.08%, 12/10/2046 (a)(c)	12,818		87
Xstrata Canada Corp			Countrywide Alternative Loan Trust
7.25%, 7/15/2012	55	43	3.36%, 7/20/2035 (a)	323		103
			3.05%, 2/25/2036 (a)	436		243
Metal Processors & Fabrication (0.19%)			6.00%, 5/25/2036	743		379
Timken Co			6.00%, 5/25/2036	123		120
5.75%, 2/15/2010	300	296	0.67%, 6/25/2036 (a)	1,399		197
			0.89%, 9/25/2036 (a)	376		282
Money Center Banks (0.42%)			0.63%, 5/20/2046 (a)	1,245		292
Deutsche Bank AG/London			Countrywide Asset-Backed Certificates
5.38%, 10/12/2012	630	640	0.67%, 11/25/2035 (a)	109		92
			0.66%, 1/25/2036 (a)	562		433
Mortgage Backed Securities (32.65%)
			Countrywide Home Loan Mortgage Pass
ACT Depositors Corp			Through Trust
0.63%, 9/22/2041 (a)(e)	729	102	4.49%, 12/25/2033	959		899
Banc of America Alternative Loan Trust			4.40%, 6/20/2035 (a)	253		236
0.79%, 6/25/2036 (a)	516	263
			Credit Suisse Mortgage Capital Certificates
Banc of America Commercial Mortgage Inc			0.12%, 12/15/2039	7,601		72
6.85%, 4/15/2036	200	199

Schedule of Investments
Short-Term Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates			Impac CMB Trust (continued)
(continued)			0.90%, 8/25/2035 (a)	$ 70 $	18
5.87%, 9/15/2040	$ 725 $	313	0.93%, 8/25/2035 (a)	109	26
CS First Boston Mortgage Securities Corp			0.64%, 4/25/2037 (a)	690	338
6.38%, 12/16/2035	529	526	Indymac Index Mortgage Loan Trust
0.24%, 8/15/2038 (c)	44,018	332	0.99%, 4/25/2034 (a)	44	28
Fannie Mae			0.62%, 4/25/2035 (a)	130	58
0.69%, 2/25/2032 (a)	251	248	0.72%, 4/25/2035 (a)	101	26
0.64%, 3/25/2035 (a)	109	107	5.25%, 7/25/2035 (a)	961	215
Fannie Mae Whole Loan			0.69%, 8/25/2035 (a)	217	100
0.59%, 5/25/2035 (a)	334	293
First Union National Bank Commercial			0.57%, 1/25/2037 (a)	930	331
Mortgage Securities Inc			0.63%, 6/25/2037 (a)	781	367
7.84%, 5/17/2032	142	144	JP Morgan Chase Commercial Mortgage
5.59%, 2/12/2034	9	9	Securities Corp
Freddie Mac			1.22%, 10/12/2035 (a)(c)	10,717	261
5.13%, 12/15/2013	371	371	6.04%, 11/15/2035	902	897
5.50%, 1/15/2017	3	3	6.96%, 11/15/2035 (a)(c)	350	349
0.78%, 6/15/2023 (a)	267	259	0.69%, 10/12/2037 (a)(c)	3,802	109
0.73%, 7/15/2023 (a)	962	943	3.48%, 6/12/2041	170	168
0.63%, 10/15/2034 (a)	139	138	5.30%, 5/15/2047 (a)	1,400	1,155
GE Capital Commercial Mortgage Corp			5.31%, 1/15/2049	625	482
0.20%, 5/10/2014	61,501	498	0.33%, 2/12/2051 (a)	55,992	624
5.99%, 12/10/2035	130	129	JP Morgan Mortgage Trust
0.53%, 3/10/2040 (a)(c)	2,211	25	3.81%, 5/25/2034	392	326
Ginnie Mae			5.11%, 6/25/2035 (a)	381	340
1.29%, 10/16/2012 (a)	4,969	152	5.30%, 7/25/2035	902	734
1.07%, 2/16/2047 (a)	14,566	751	5.82%, 6/25/2036 (a)	400	160
0.82%, 3/16/2047 (a)	4,063	227	5.80%, 1/25/2037 (a)	241	180
GMAC Commercial Mortgage Securities Inc			5.69%, 4/25/2037 (a)	555	260
0.78%, 3/10/2038 (a)(c)	1,995	32	LB-UBS Commercial Mortgage Trust
0.37%, 8/10/2038 (a)(c)	58,180	483	6.06%, 6/15/2020	109	108
GMAC Mortgage Corp Loan Trust			4.90%, 6/15/2026	26	26
5.25%, 7/25/2034	750	616	3.09%, 5/15/2027	5	5
Greenpoint Mortgage Funding Trust			4.19%, 8/15/2029	220	215
0.66%, 6/25/2045 (a)	142	46	3.63%, 10/15/2029 (b)	261	258
0.69%, 6/25/2045 (a)	138	33	4.44%, 12/15/2029 (a)	1,000	957
0.70%, 10/25/2045 (a)	232	109	0.51%, 7/15/2035 (a)(c)	4,069	104
Greenwich Capital Commercial Funding Corp			0.63%, 10/15/2035 (a)(c)	9,444	278
0.11%, 4/10/2037 (c)	142,861	434	0.84%, 3/15/2036 (a)(c)	1,288	26
0.76%, 8/10/2042 (a)(c)	6,435	94	0.65%, 8/15/2036 (a)(c)	1,441	18
0.30%, 12/10/2049 (a)(c)	50,235	607	0.50%, 2/15/2040 (a)	6,098	124
GSR Mortgage Loan Trust			MASTR Asset Securitization Trust
4.78%, 7/25/2035 (a)	547	446	5.25%, 9/25/2033 (a)	344	333
Heller Financial Commercial Mortgage Asset			Merrill Lynch Mortgage Trust
7.87%, 1/17/2034 (a)	1,000	1,010	0.15%, 11/12/2035 (a)(c)	30,967	106
Impac CMB Trust			0.13%, 7/12/2038	123,254	678
1.39%, 10/25/2033 (a)	57	35
1.15%, 1/25/2035 (a)	337	176	5.61%, 5/12/2039 (a)	1,100	963
0.70%, 4/25/2035 (a)	113	32	3.59%, 9/12/2041	47	47
0.82%, 4/25/2035 (a)	96	25	0.25%, 9/12/2042 (a)	59,429	385
0.69%, 8/25/2035 (a)	81	20

Schedule of Investments
Short-Term Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Merrill Lynch/Countrywide Commercial			WaMu Mortgage Pass Through Certificates
Mortgage Trust			(continued)
0.11%, 7/12/2046 (a)(c)	$ 31,819 $	282	0.62%, 4/25/2045 (a)	$ 18 $	8
0.65%, 7/12/2046	48,103	1,173	0.66%, 4/25/2045 (a)	79	25
0.50%, 9/12/2049 (a)	22,990	472	0.68%, 7/25/2045 (a)	150	70
0.15%, 12/12/2049 (a)(c)	16,647	140	0.64%, 11/25/2045 (a)	86	76
0.62%, 12/12/2049 (a)	26,333	598	Washington Mutual Alternative Mortgage
5.11%, 12/12/2049 (a)	885	732	Pass-Through Certificates
Morgan Stanley Capital I			0.67%, 6/25/2046 (a)	635	106
0.95%, 1/13/2041 (a)(c)	25,038	571	0.57%, 1/25/2047 (a)	611	156
0.61%, 5/24/2043 (a)(c)	750	586	Wells Fargo Mortgage Backed Securities Trust
0.12%, 12/15/2043 (a)(c)	12,611	95	4.23%, 6/25/2035 (a)(b)	775	758
0.77%, 8/25/2046 (a)	725	153	5.24%, 4/25/2036 (a)	969	254

Morgan Stanley Dean Witter Capital I					49,898

6.54%, 2/15/2031	51	51	Multi-Line Insurance (0.10%)
New Century Alternative Mortgage Loan Trust			CNA Financial Corp
5.91%, 7/25/2036 (a)	1,275	1,034	6.00%, 8/15/2011	150	115
Residential Accredit Loans Inc			Genworth Financial Inc
6.00%, 11/25/2032	695	663	6.15%, 11/15/2066 (a)	185	31

5.87%, 12/25/2035 (a)	124	35			146

0.54%, 2/25/2047 (a)	1,443	555	Mutual Insurance (0.28%)
Residential Funding Mortgage Securities I			Health Care Service Corp
5.25%, 11/25/2035 (a)	481	410	7.75%, 6/15/2011 (c)	400	423
5.67%, 2/25/2036 (a)	274	197
0.99%, 7/25/2036 (a)	473	367	Office Automation & Equipment (0.39%)
Sequoia Mortgage Trust			Xerox Corp
0.59%, 2/20/2035 (a)	46	26	2.60%, 12/18/2009 (a)	350	325
Structured Adjustable Rate Mortgage Loan Trust			5.50%, 5/15/2012	295	274

4.66%, 7/25/2034 (a)	809	728			599

1.09%, 8/25/2034 (a)	304	97
5.25%, 12/25/2035	84	49	Office Furnishings - Original (0.13%)
0.58%, 7/25/2037 (a)	612	265	Steelcase Inc
			6.50%, 8/15/2011	195	192
Structured Asset Mortgage Investments Inc
0.69%, 5/25/2045 (a)	145	50	Oil - Field Services (0.39%)
0.70%, 9/25/2045 (a)	131	60	Weatherford International Inc
Structured Asset Securities Corp			6.63%, 11/15/2011	250	245
5.50%, 6/25/2036 (a)	1,450	406	5.95%, 6/15/2012	375	355

Thornburg Mortgage Securities Trust					600

0.74%, 12/25/2033 (a)	577	451
Wachovia Bank Commercial Mortgage Trust			Oil Company - Exploration & Production (0.89%)
0.14%, 1/15/2041 (a)(c)	16,406	68	Canadian Natural Resources Ltd
0.33%, 4/15/2042 (a)(c)	74,386	671	5.15%, 2/ 1/2013	650	604
5.25%, 12/15/2043	1,175	874	Devon OEI Operating Inc
4.52%, 5/15/2044	755	709	7.25%, 10/ 1/2011	475	488
5.86%, 2/15/2051 (a)	1,100	840	Nexen Inc
			5.05%, 11/20/2013	292	270

WAMU Commercial Mortgage Securities Trust
3.83%, 1/25/2035 (c)	262	249			1,362

WaMu Mortgage Pass Through Certificates			Oil Company - Integrated (0.26%)
5.45%, 3/25/2033 (a)	105	86	Husky Energy Inc
4.83%, 9/25/2035 (a)	606	480	6.25%, 6/15/2012	400	390
0.79%, 7/25/2044 (a)	92	65
0.79%, 1/25/2045 (a)	1,605	514

Schedule of Investments
Short-Term Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Oil Refining & Marketing (0.18%)			REITS - Apartments (continued)
Valero Energy Corp			UDR Inc
6.88%, 4/15/2012	$ 275 $	277	5.50%, 4/ 1/2014	$ 200 $		152

						337

Pharmacy Services (0.42%)
Medco Health Solutions Inc			REITS - Diversified (0.54%)
7.25%, 8/15/2013	650	640	Duke Realty LP
			6.80%, 2/12/2009 (b)	450		450
Pipelines (1.33%)			Liberty Property LP

Enbridge Inc			7.75%, 4/15/2009	385		382

5.80%, 6/15/2014	600	548				832

NGPL Pipeco LLC			REITS - Healthcare (0.48%)
6.51%, 12/15/2012 (c)	650	607	HCP Inc
ONEOK Partners LP			5.65%, 12/15/2013	125		90
5.90%, 4/ 1/2012	255	246	Nationwide Health Properties Inc
Rockies Express Pipeline LLC			6.50%, 7/15/2011	400		361
5.10%, 8/20/2009 (a)(c)	280	280	6.25%, 2/ 1/2013	325		278

TEPPCO Partners LP						729

7.63%, 2/15/2012	375	358

		2,039	REITS - Mortgage (0.40%)

			iStar Financial Inc
Property Trust (0.27%)			2.34%, 9/15/2009 (a)	125		81
WEA Finance LLC / WCI Finance LLC			2.54%, 3/ 9/2010 (a)	350		193
5.40%, 10/ 1/2012 (c)	500	415
			6.00%, 12/15/2010	500		250

Quarrying (0.33%)			5.65%, 9/15/2011	200		82

Vulcan Materials Co						606

3.25%, 12/15/2010 (a)	500	497	REITS - Office Property (0.45%)
			Brandywine Operating Partnership LP
Real Estate Operator & Developer (0.35%)			5.63%, 12/15/2010	364		309
Regency Centers LP			HRPT Properties Trust
8.45%, 9/ 1/2010	575	542	2.52%, 3/16/2011 (a)	188		131
			6.95%, 4/ 1/2012	350		247

Regional Banks (1.82%)

BAC Capital Trust XIII						687

2.40%, 3/15/2043 (a)	435	101	REITS - Regional Malls (0.15%)
BAC Capital Trust XIV			Simon Property Group LP
5.63%, 3/15/2043 (a)	550	236	4.60%, 6/15/2010	65		60
Capital One Financial Corp			5.60%, 9/ 1/2011	200		177

5.70%, 9/15/2011	300	287				237

First Union Institutional Capital I
8.04%, 12/ 1/2026	550	439	REITS - Shopping Centers (0.18%)
Fleet Capital Trust II			Federal Realty Investment Trust
7.92%, 12/11/2026	525	424	6.00%, 7/15/2012	350		281
NB Capital Trust II
7.83%, 12/15/2026	375	286	REITS - Warehouse & Industrial (0.39%)
SunTrust Preferred Capital I			ProLogis
5.85%, 12/31/2049 (a)	365	190	2.40%, 8/24/2009 (a)	250		216

Wachovia Corp			5.50%, 3/ 1/2013	625		386

5.35%, 3/15/2011	600	574				602

2.35%, 3/ 1/2012 (a)	275	241	Rental - Auto & Equipment (0.50%)

		2,778	Erac USA Finance Co

REITS - Apartments (0.22%)			1.42%, 4/30/2009 (a)(b)(c)	400		386

Camden Property Trust			5.80%, 10/15/2012 (c)	515		384

4.38%, 1/15/2010	200	185				770

Schedule of Investments
Short-Term Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Retail - Drug Store (0.28%)			Tobacco (0.46%)
CVS Caremark Corp			Reynolds American Inc
2.50%, 6/ 1/2010 (a)	$ 450 $	429	6.50%, 7/15/2010	$ 400 $	397
			2.70%, 6/15/2011 (a)	350	313

Retail - Regional Department Store (0.19%)					710

Macy's Retail Holdings Inc
4.80%, 7/15/2009	300	297	Tools - Hand Held (0.37%)
			Snap-On Inc
Rubber - Tires (0.13%)			1.48%, 1/12/2010 (a)	575	569
Goodyear Tire & Rubber Co/The
6.32%, 12/ 1/2009 (a)	200	193	Transport - Rail (0.22%)
			CSX Corp
Sovereign (0.18%)			4.88%, 11/ 1/2009	335	330

Mexico Government International Bond			TOTAL BONDS	$ 126,529

8.38%, 1/14/2011	250	276
			SENIOR FLOATING RATE INTERESTS (0.53%)

Special Purpose Banks (0.23%)			Aerospace & Defense Equipment (0.07%)
Korea Development Bank			Sequa Corp, Term Loan B
1.56%, 4/ 3/2010 (a)	365	353	4.63%, 12/ 7/2014 (a)	179	113

Special Purpose Entity (0.76%)			Publishing - Periodicals (0.12%)
BAE Systems Holdings Inc			Dex Media East LLC, Term Loan B
4.75%, 8/15/2010 (c)	500	497	4.12%, 10/17/2014 (a)	414	184
Genworth Global Funding Trusts
5.20%, 10/ 8/2010	375	337	Retail - Building Products (0.23%)
			HD Supply Inc, Term Loan B
USB Realty Corp			1.72%, 8/30/2012 (a)	474	355
6.09%, 12/22/2049 (a)(c)	330	133

Williams Cos Inc Credit Linked Certificate			Satellite Telecommunications (0.11%)
Trust/The
6.44%, 5/ 1/2009 (a)(c)	200	199	Telesat Canada Inc, Term Loan B

			5.76%, 9/ 1/2014 (a)	182	146
		1,166

			Telesat Canada Inc, Term Loan DD
Steel - Producers (0.41%)			4.26%, 10/31/2014 (a)	16	13

Ispat Inland ULC					159

9.75%, 4/ 1/2014	360	307
United States Steel Corp			TOTAL SENIOR FLOATING RATE INTERESTS	$ 811

5.65%, 6/ 1/2013	400	324	U.S. GOVERNMENT & GOVERNMENT AGENCY

		631	OBLIGATIONS (13.67%)

			Federal Home Loan Mortgage Corporation
Telephone - Integrated (1.71%)			(FHLMC) (2.67%)
British Telecommunications PLC			5.50%, 2/ 1/2009	14	13
5.15%, 1/15/2013	750	692	5.50%, 3/ 1/2009	8	8
Koninklijke KPN NV			5.50%, 4/ 1/2009	24	24
8.00%, 10/ 1/2010	475	491	6.50%, 4/ 1/2009	2	2
Telecom Italia Capital SA			5.00%, 9/ 1/2009	39	39
1.75%, 7/18/2011 (a)	240	204
Telefonica Emisiones SAU			4.50%, 11/ 1/2009	72	73
5.86%, 2/ 4/2013	575	592	4.50%, 12/ 1/2009	180	181
Verizon California Inc			4.50%, 4/ 1/2010	119	120
6.70%, 9/ 1/2009	615	630	4.50%, 9/ 1/2010	206	210

		2,609	4.50%, 2/ 1/2011	88	89

			4.50%, 4/ 1/2011	107	110
Television (0.14%)
Univision Communications Inc			4.50%, 7/ 1/2011	118	121
7.85%, 7/15/2011	325	219	4.50%, 11/ 1/2011	522	528
			6.50%, 4/ 1/2015	5	6
			6.50%, 12/ 1/2015	22	23

Schedule of Investments
Short-Term Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			SHORT TERM INVESTMENTS (5.20%)
OBLIGATIONS (continued)			Commercial Paper (4.50%)
Federal Home Loan Mortgage Corporation			Investment in Joint Trading Account; HSBC
(FHLMC) (continued)			Funding
7.00%, 12/ 1/2022	$ 155 $	164	0.27%, 2/ 2/2009	$ 3,434 $	3,434
7.50%, 12/ 1/2029	3	4	Investment in Joint Trading Account;
4.09%, 12/ 1/2034 (a)	187	185	Prudential Funding
4.55%, 1/ 1/2035 (a)	316	312	0.27%, 2/ 2/2009	3,434	3,434

5.19%, 6/ 1/2035 (a)	1,120	1,133			6,868

4.67%, 9/ 1/2035 (a)	361	361	Repurchase Agreements (0.70%)
4.98%, 9/ 1/2035 (a)	374	383	Merrill Lynch Repurchase Agreement;

		4,089	0.27% dated 01/30/09 maturing 02/02/09

			(collateralized by U.S. Government
Federal National Mortgage Association (FNMA) (4.00%)			Agency Issue; $1,093,000; 1.75%; dated
5.50%, 2/ 1/2009	5	5	11/15/11) (b)	1,075	1,075

5.50%, 5/ 1/2009	4	4	TOTAL SHORT TERM INVESTMENTS		$ 7,943

5.50%, 10/ 1/2009	41	42
4.50%, 12/ 1/2009	16	16	REPURCHASE AGREEMENTS (1.60%)
			Money Center Banks (1.60%)
4.50%, 3/ 1/2010	62	62
			Investment in Joint Trading Account; Bank
4.00%, 5/ 1/2010	403	408	of America Repurchase Agreement; 0.25%
4.50%, 5/ 1/2010	55	55	dated 1/30/2009 maturing 2/02/2009
4.00%, 6/ 1/2010	154	156	(collateralized by Sovereign Agency
4.00%, 7/ 1/2010	260	263	Issues; $1,261,000; 0.00% - 4.88%; dated
			07/27/09 - 06/13/18)	$ 1,224 $	1,224
4.00%, 8/ 1/2010	130	132	Investment in Joint Trading Account;
4.50%, 8/ 1/2011	288	295	Deutsche Bank Repurchase Agreement;
8.50%, 5/ 1/2022	35	38	0.25%; dated 1/30/2009 maturing
8.00%, 5/ 1/2027	6	6	2/02/2009 (collateralized by Sovereign
6.00%, 7/ 1/2028	76	79	Agency Issues; $1,261,000; 0.00% -
			5.965%; dated 02/06/09 - 05/26/27)	1,225	1,225

7.50%, 10/ 1/2029	17	18			2,449
4.73%, 12/ 1/2032 (a)	164	167

4.31%, 7/ 1/2034 (a)	451	454	TOTAL REPURCHASE AGREEMENTS		$ 2,449

4.81%, 7/ 1/2034 (a)	169	171	Total Investments		$ 158,629
4.25%, 8/ 1/2034 (a)	281	282	Liabilities in Excess of Other Assets, Net - (3.80)%		(5,814)

4.32%, 9/ 1/2034 (a)	313	308	TOTAL NET ASSETS - 100.00%		$ 152,815

4.50%, 1/ 1/2035 (a)	423	428
5.11%, 1/ 1/2035 (a)	84	83
5.69%, 2/ 1/2035 (a)	70	70	(a)	Variable Rate. Rate shown is in effect at January 31, 2009.
4.58%, 4/ 1/2035 (a)	617	620	(b)	Security was purchased with the cash proceeds from securities loans.
5.11%, 6/ 1/2035 (a)	88	86	(c)	Security exempt from registration under Rule 144A of the Securities Act
				of 1933. These securities may be resold in transactions exempt from
4.74%, 10/ 1/2035 (a)	1,335	1,353		registration, normally to qualified institutional buyers. Unless otherwise
4.89%, 2/ 1/2037 (a)	515	514		indicated, these securities are not considered illiquid. At the end of the

		6,115		period, the value of these securities totaled $14,198 or 9.29% of net

			assets.
U.S. Treasury (7.00%)			(d)	Security or a portion of the security was on loan at the end of the period.
4.75%, 2/15/2010 (d)	3,000	3,128	(e)	Market value is determined in accordance with procedures established in
3.88%, 5/15/2010 (d)	1,000	1,042		good faith by the Board of Directors. At the end of the period, the value
2.63%, 5/31/2010 (d)	1,500	1,540		of these securities totaled $102 or 0.07% of net assets.
4.50%, 11/15/2010 (d)	500	533
4.50%, 4/30/2012	2,700	2,960
4.38%, 8/15/2012 (d)	1,350	1,490

		10,693

TOTAL U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS	$ 20,897

Schedule of Investments
Short-Term Bond Fund
January 31, 2009 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 837
Unrealized Depreciation	(42,148)

Net Unrealized Appreciation (Depreciation)	(41,311)
Cost for federal income tax purposes	199,940
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	39.36%
Financial	24.71%
Asset Backed Securities	13.31%
Government	7.18%
Consumer, Non-cyclical	4.07%
Communications	3.85%
Energy	3.06%
Industrial	2.54%
Utilities	2.04%
Consumer, Cyclical	1.50%
Basic Materials	1.14%
Technology	1.04%
Liabilities in Excess of Other Assets, Net	(3.80%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
Short-Term Income Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (91.02%)			BONDS (continued)
Aerospace & Defense Equipment (0.80%)			Finance - Commercial (0.98%)
United Technologies Corp			Caterpillar Financial Services Corp
4.38%, 5/ 1/2010	$ 2,000 $	2,046	4.85%, 12/ 7/2012	$ 2,500 $	2,513

Agricultural Operations (3.09%)			Finance - Consumer Loans (1.57%)
Cargill Inc			John Deere Capital Corp
5.20%, 1/22/2013 (a)	8,250	7,895	4.95%, 12/17/2012	4,000	4,015

Asset Backed Securities (0.13%)			Finance - Leasing Company (1.15%)
Atlantic City Electric Transition Funding LLC			International Lease Finance Corp
2.89%, 7/20/2011	326	326	6.38%, 3/25/2013	4,000	2,934

Chemicals - Diversified (3.39%)			Finance - Mortgage Loan/Banker (2.34%)
EI Du Pont de Nemours & Co			Fannie Mae
5.00%, 7/15/2013	2,500	2,595	2.00%, 1/ 9/2012	6,000	5,990
PPG Industries Inc
5.75%, 3/15/2013	6,000	6,074	Food - Miscellaneous/Diversified (0.57%)

		8,669	Kellogg Co

			5.13%, 12/ 3/2012	1,400	1,465
Commercial Banks (1.40%)
SunTrust Bank/Atlanta GA			Gas - Distribution (0.64%)
3.00%, 11/16/2011	3,500	3,573	Sempra Energy
			4.75%, 5/15/2009	1,650	1,640
Commercial Services - Finance (1.93%)
Western Union Co/The			Industrial Gases (0.65%)
5.40%, 11/17/2011	5,000	4,939	Air Products & Chemicals Inc
			4.15%, 2/ 1/2013	1,750	1,666
Consumer Products - Miscellaneous (1.68%)
Clorox Co			Medical - Biomedical/Gene (1.85%)
5.00%, 3/ 1/2013	4,250	4,287	Amgen Inc
			4.00%, 11/18/2009	4,725	4,736
Diversified Banking Institutions (0.90%)
Citigroup Inc			Medical - HMO (1.58%)
5.50%, 8/27/2012	2,500	2,303	UnitedHealth Group Inc
			4.88%, 2/15/2013	4,250	4,036
Diversified Financial Services (1.94%)
General Electric Capital Corp			Mortgage Backed Securities (31.94%)
5.72%, 8/22/2011	5,000	4,948	Banc of America Funding Corp
			5.00%, 6/25/2035 (b)	5,000	4,617
Diversified Manufacturing Operations (0.98%)			5.75%, 3/25/2036	4,360	2,998
Honeywell International Inc
4.25%, 3/ 1/2013	2,500	2,499	Banc of America Mortgage Securities Inc
			4.75%, 8/25/2033	4,000	3,765
Electric - Integrated (2.93%)			Bear Stearns Commercial Mortgage Securities
			Inc
Pacific Gas & Electric Co			5.82%, 5/14/2016 (a)	5,500	5,522
3.60%, 3/ 1/2009	1,650	1,648	Chase Mortgage Finance Corp
Virginia Electric and Power Co			5.50%, 5/25/2035	2,766	2,438
5.10%, 11/30/2012	5,750	5,827	Countrywide Home Loan Mortgage Pass

		7,475	Through Trust

Finance (0.02%)			5.50%, 10/25/2035	6,816	6,620
Green Tree Financial Corp			CS First Boston Mortgage Securities Corp
7.70%, 9/15/2026	120	57	6.00%, 12/25/2033	1,471	1,222
			Fannie Mae
			6.00%, 2/25/2031	10,000	10,437
			5.00%, 11/25/2035	2,693	2,776

Schedule of Investments
Short-Term Income Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Retail - Drug Store (0.59%)
Freddie Mac			CVS Caremark Corp
5.50%, 10/15/2027	$ 6,451 $	6,632	4.00%, 9/15/2009	$ 1,500 $	1,500
6.00%, 9/15/2029	7,544	7,818
4.50%, 5/15/2030	5,000	5,038	Savings & Loans - Thrifts (0.00%)
6.00%, 6/15/2030	66	66	Washington Mutual Bank/Henderson NV
Ginnie Mae			0.00%, 1/15/2013 (c)	1,200	-
4.50%, 8/20/2032	1,274	1,284
			Steel - Producers (3.29%)
GSR Mortgage Loan Trust
6.00%, 6/25/2036	3,490	2,710	Nucor Corp
			5.00%, 12/ 1/2012	8,300	8,393
Lehman Mortgage Trust
5.75%, 4/25/2036	7,820	7,196	Telephone - Integrated (4.53%)
Residential Asset Securitization Trust			AT&T Inc
6.00%, 5/25/2036	3,924	1,976	4.95%, 1/15/2013	4,250	4,332
Residential Funding Mortgage Securities I			Koninklijke KPN NV
5.50%, 9/25/2036	4,644	3,375	8.00%, 10/ 1/2010	7,000	7,244

Structured Asset Securities Corp					11,576

5.50%, 12/25/2033	5,123	5,113

		81,603	Textile - Home Furnishings (1.69%)

			Mohawk Industries Inc
Multimedia (1.73%)			7.20%, 4/15/2012	4,750	4,326
Walt Disney Co/The
4.70%, 12/ 1/2012	4,250	4,422	Transport - Rail (0.84%)
			Canadian National Railway Co
Oil Company - Exploration & Production (1.85%)			4.25%, 8/ 1/2009	2,150	2,155
Apache Corp
6.25%, 4/15/2012	4,500	4,736	Transport - Services (1.77%)
			United Parcel Service Inc
Property & Casualty Insurance (1.78%)			4.50%, 1/15/2013	4,250	4,526
Fidelity National Financial Inc
7.30%, 8/15/2011	4,250	4,545	Water (1.55%)
			Veolia Environnement
Quarrying (1.50%)			5.25%, 6/ 3/2013	4,250	3,967

Vulcan Materials Co
5.60%, 11/30/2012	4,250	3,821	TOTAL BONDS	$ 232,580

			U.S. GOVERNMENT & GOVERNMENT AGENCY
Real Estate Operator & Developer (2.61%)			OBLIGATIONS (0.90%)
CPG Partners LP			Federal Home Loan Mortgage Corporation
3.50%, 3/15/2009	4,000	3,949	(FHLMC) (0.27%)
Duke Realty LP			9.50%, 8/ 1/2016	9	10
6.25%, 5/15/2013	4,000	2,727	6.00%, 4/ 1/2017	218	228

		6,676	6.00%, 5/ 1/2017	404	420

			4.89%, 11/ 1/2021 (b)	27	26

Regional Banks (1.62%)					684

Wells Fargo & Co
4.38%, 1/31/2013	4,250	4,137	Federal National Mortgage Association (FNMA) (0.17%)
			6.50%, 1/ 1/2012	84	88
REITS - Apartments (1.44%)			6.50%, 1/ 1/2014	99	103
ERP Operating LP			8.50%, 11/ 1/2017	18	19
5.50%, 10/ 1/2012	4,000	3,671	5.77%, 1/ 1/2019 (b)	9	10
REITS - Healthcare (1.77%)			5.61%, 4/ 1/2019 (b)	8	8
Nationwide Health Properties Inc			10.00%, 5/ 1/2022	11	13
6.50%, 7/15/2011	5,000	4,514	5.05%, 11/ 1/2022 (b)	3	3
			4.40%, 11/ 1/2032 (b)	156	157

Schedule of Investments
Short-Term Income Fund
January 31, 2009 (unaudited)

			Unrealized Appreciation (Depreciation)
	Principal		The net federal income tax unrealized appreciation (depreciation) and federal tax cost
	Amount	Value	of investments held by the fund as of the period end were as follows:
	(000's)	(000's)

U.S. GOVERNMENT & GOVERNMENT AGENCY			Unrealized Appreciation	$ 2,097
OBLIGATIONS (continued)			Unrealized Depreciation	(14,344)

Federal National Mortgage Association (FNMA)			Net Unrealized Appreciation (Depreciation)	(12,247)
(continued)
4.97%, 11/ 1/2035 (b)	$ 29 $	29	Cost for federal income tax purposes	264,223

		430	All dollar amounts are shown in thousands (000's)

Government National Mortgage Association			Portfolio Summary (unaudited)

(GNMA) (0.06%)
8.00%, 3/15/2012	3	3	Sector	Percent

11.00%, 10/15/2015	20	23	Mortgage Securities	32.43%
			Financial	23.85%
11.00%, 11/15/2015	3	4	Consumer, Non-cyclical	10.71%
11.00%, 11/15/2015	40	45	Basic Materials	8.83%
10.00%, 1/15/2019	59	65	Communications	6.26%
			Utilities	5.12%
10.00%, 2/15/2019	1	1	Industrial	4.39%
11.00%, 8/15/2020	9	10	Government	2.74%
9.00%, 4/20/2025	3	3	Consumer, Cyclical	2.28%

		154	Energy	1.85%

			Asset Backed Securities	0.15%
U.S. Treasury (0.40%)			Other Assets in Excess of Liabilities, Net	1.39%

3.13%, 11/30/2009 (d)	1,000	1,022	TOTAL NET ASSETS	100.00%

TOTAL U.S. GOVERNMENT & GOVERNMENT			Other Assets Summary (unaudited)

AGENCY OBLIGATIONS	$ 2,290

			Asset Type	Percent

REPURCHASE AGREEMENTS (6.69%)			Futures	9.25%
Money Center Banks (6.69%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.25%
dated 1/30/2009 maturing 2/02/2009
(collateralized by Sovereign Agency
Issues; $8,810,000; 0.00% - 4.88%; dated
07/27/09 - 06/13/18)	$ 8,553 $	8,553
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.25%; dated 1/30/2009 maturing
2/02/2009 (collateralized by Sovereign
Agency Issues; $8,810,000; 0.00% -
5.965%; dated 02/06/09 - 05/26/27)	8,553	8,553

		17,106

TOTAL REPURCHASE AGREEMENTS	$ 17,106

Total Investments	$ 251,976
Other Assets in Excess of Liabilities, Net - 1.39%		3,548

TOTAL NET ASSETS - 100.00%	$ 255,524

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $13,417 or 5.25% of net assets.
(b)	Variable Rate. Rate shown is in effect at January 31, 2009.
(c) Non-Income Producing Security
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $363 or 0.14% of net assets.

Schedule of Investments
Short-Term Income Fund
January 31, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

US 5 Year Note; March 2009	Sell	200	$ 23,241	$ 23,635	$ (394)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
SmallCap Blend Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.63%)			COMMON STOCKS (continued)
Advertising Services (0.26%)			Chemicals - Specialty (continued)
inVentiv Health Inc (a)	41,920 $	400	Sensient Technologies Corp	20,710 $	445
			Stepan Co	7,250	266
Aerospace & Defense (1.99%)			Terra Industries Inc	11,162	229

Esterline Technologies Corp (a)	33,069	1,193			1,137

Spirit Aerosystems Holdings Inc (a)	47,400	645
Teledyne Technologies Inc (a)	2,977	83	Circuit Boards (0.20%)
TransDigm Group Inc (a)	34,397	1,172	TTM Technologies Inc (a)	52,820	318

		3,093	Commercial Banks (6.00%)

Aerospace & Defense Equipment (1.73%)			Banco Latinoamericano de Exportaciones SA	55,330	580
BE Aerospace Inc (a)	103,885	1,005	Bank of Hawaii Corp	30,442	1,092
Moog Inc (a)	16,790	503	Bank of the Ozarks Inc	27,390	621
Triumph Group Inc	26,400	1,195	City Bank/Lynnwood WA	28,140	89

		2,703	City Holding Co	19,353	497

Alternative Waste Tech (0.19%)			Community Bank System Inc	19,650	353
Calgon Carbon Corp (a)	24,150	304	Cullen/Frost Bankers Inc	26,222	1,148
			FirstMerit Corp	54,600	883
Applications Software (1.21%)			Green Bankshares Inc	17,900	177
Progress Software Corp (a)	36,600	624	Iberiabank Corp	10,568	448
Quest Software Inc (a)	80,650	1,006	MainSource Financial Group Inc	17,561	172
Verint Systems Inc (a)	38,328	249	National Penn Bancshares Inc	16,330	158

		1,879	NBT Bancorp Inc	28,090	642

Auto/Truck Parts & Equipment - Original (0.53%)			Oriental Financial Group Inc	40,430	204
Fuel Systems Solutions Inc (a)	10,920	285	Pinnacle Financial Partners Inc (a)	14,561	344
Titan International Inc	69,150	537	Renasant Corp	16,810	203

		822	S&T Bancorp Inc	20,550	523

			SVB Financial Group (a)	26,427	549
Auto/Truck Parts & Equipment - Replacement (0.50%)			Tompkins Financial Corp	9,810	492
ATC Technology Corp/IL (a)	30,905	404	Wilshire Bancorp Inc	26,000	178

Exide Technologies (a)	105,020	381			9,353

		785

			Commercial Services (0.61%)
Batteries & Battery Systems (0.44%)			Arbitron Inc	9,490	142
EnerSys (a)	75,400	687	Steiner Leisure Ltd (a)	20,640	515
			TeleTech Holdings Inc (a)	36,230	293

Beverages - Wine & Spirits (0.19%)
Central European Distribution Corp (a)	24,357	295			950

			Commercial Services - Finance (0.95%)
Building & Construction - Miscellaneous (0.20%)			CBIZ Inc (a)	69,700	567
Layne Christensen Co (a)	19,750	312	Morningstar Inc (a)	12,361	428
			Wright Express Corp (a)	41,815	488

Casino Services (0.40%)					1,483

Bally Technologies Inc (a)	30,680	619
			Computer Aided Design (0.76%)
Chemicals - Diversified (0.07%)			ANSYS Inc (a)	21,000	522
Innospec Inc	23,410	114	Aspen Technology Inc (a)	97,796	655

					1,177

Chemicals - Plastics (0.18%)
Schulman A Inc	18,440	279	Computer Services (0.59%)
			Ciber Inc (a)	89,250	389
Chemicals - Specialty (0.73%)			Ness Technologies Inc (a)	70,150	279
OM Group Inc (a)	10,166	197

Schedule of Investments
SmallCap Blend Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computer Services (continued)			Diversified Manufacturing Operations
Syntel Inc	11,940 $	257	(continued)

		925	EnPro Industries Inc (a)	42,800 $	783

			ESCO Technologies Inc (a)	10,210	362
Computer Software (0.33%)			Koppers Holdings Inc	43,773	709

Double-Take Software Inc (a)	35,640	270			2,849

Omniture Inc (a)	27,282	248

		518	Diversified Operations (0.23%)

			Compass Diversified Holdings	33,220	359
Computers - Integrated Systems (0.45%)
MTS Systems Corp	16,080	421	Electric - Integrated (2.97%)
Radiant Systems Inc (a)	31,750	110	Avista Corp	64,260	1,223
Super Micro Computer Inc (a)	31,400	165	Central Vermont Public Service Corp	7,840	177

		696	Empire District Electric Co/The	26,438	470

Consulting Services (1.68%)			IDACORP Inc	20,120	586
FTI Consulting Inc (a)	19,813	812	NorthWestern Corp	19,890	482
Gartner Inc (a)	55,970	793	Portland General Electric Co	37,918	737
Huron Consulting Group Inc (a)	12,102	605	Westar Energy Inc	47,300	950

Navigant Consulting Inc (a)	28,760	412			4,625

		2,622	Electric Products - Miscellaneous (0.90%)

Consumer Products - Miscellaneous (0.70%)			GrafTech International Ltd (a)	149,820	1,200
Jarden Corp (a)	48,680	508	Graham Corp	20,700	206

Tupperware Brands Corp	28,170	579			1,406

		1,087	Electronic Components - Miscellaneous (0.20%)

Containers - Paper & Plastic (0.86%)			Plexus Corp (a)	16,170	234
Rock-Tenn Co	42,960	1,339	Rogers Corp (a)	2,979	73

					307

Cosmetics & Toiletries (0.88%)			Electronic Components - Semiconductors (1.34%)
Chattem Inc (a)	20,318	1,373	IXYS Corp	3,829	26
			Microsemi Corp (a)	56,440	474
Data Processing & Management (0.20%)
Commvault Systems Inc (a)	23,723	315	ON Semiconductor Corp (a)	78,550	328
			PMC - Sierra Inc (a)	104,560	509
Diagnostic Equipment (1.04%)			Silicon Laboratories Inc (a)	18,630	429
Immucor Inc (a)	58,403	1,618	Skyworks Solutions Inc (a)	73,920	319

					2,085

Diagnostic Kits (0.40%)			Electronic Measurement Instruments (0.17%)
Meridian Bioscience Inc	29,461	626	Analogic Corp	10,760	269

Disposable Medical Products (0.33%)			Engineering - Research & Development Services (1.22%)
Merit Medical Systems Inc (a)	33,030	508	EMCOR Group Inc (a)	80,833	1,664
Distribution & Wholesale (1.20%)			Exponent Inc (a)	9,530	234

FGX International Holdings Ltd (a)	21,870	271			1,898

Fossil Inc (a)	18,200	210	Enterprise Software & Services (1.70%)
Houston Wire & Cable Co	16,785	120	Informatica Corp (a)	44,200	564
Tech Data Corp (a)	26,800	486	JDA Software Group Inc (a)	70,270	787
United Stationers Inc (a)	28,177	789	Omnicell Inc (a)	30,920	241

		1,876	Sybase Inc (a)	18,380	502

Diversified Manufacturing Operations (1.83%)			SYNNEX Corp (a)	36,410	559

AZZ Inc (a)	31,100	697			2,653

Barnes Group Inc	26,380	298

Schedule of Investments SmallCap Blend Fund January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Entertainment Software (0.26%)			Internet Application Software (continued)
Take-Two Interactive Software Inc (a)	58,140 $	408	Vocus Inc (a)	5,580 $	85

					1,272

Environmental Consulting & Engineering (0.34%)
Tetra Tech Inc (a)	22,540	524	Internet Brokers (0.53%)
			Thinkorswim Group Inc (a)	110,480	831
E-Services - Consulting (0.39%)
Websense Inc (a)	54,410	609	Internet Infrastructure Equipment (0.39%)
			Avocent Corp (a)	42,110	604
Finance - Investment Banker & Broker (1.46%)
Interactive Brokers Group Inc (a)	34,380	525	Internet Infrastructure Software (0.45%)
Knight Capital Group Inc (a)	38,930	702	TIBCO Software Inc (a)	129,630	694
optionsXpress Holdings Inc	24,570	267	Internet Telephony (0.43%)
Stifel Financial Corp (a)	14,185	497	j2 Global Communications Inc (a)	34,580	677
SWS Group Inc	19,710	289

		2,280	Intimate Apparel (0.46%)

Finance - Leasing Company (0.38%)			Warnaco Group Inc/The (a)	31,432	712
Financial Federal Corp	27,402	595
			Investment Companies (0.83%)
Food - Miscellaneous/Diversified (0.82%)			Ares Capital Corp	151,226	712
Ralcorp Holdings Inc (a)	21,640	1,282	Hercules Technology Growth Capital Inc	54,963	359
			Prospect Capital Corp	20,793	225

Food - Retail (0.30%)					1,296

Ruddick Corp	19,290	464	Lasers - Systems & Components (0.21%)
			Rofin-Sinar Technologies Inc (a)	19,450	329
Food - Wholesale & Distribution (1.05%)
Fresh Del Monte Produce Inc (a)	44,000	1,061	Leisure & Recreation Products (0.63%)
Spartan Stores Inc	31,387	583	WMS Industries Inc (a)	44,460	988

		1,644

Footwear & Related Apparel (0.68%)			Life & Health Insurance (0.45%)
Deckers Outdoor Corp (a)	10,460	546	Delphi Financial Group Inc	24,284	368
Iconix Brand Group Inc (a)	62,820	520	StanCorp Financial Group Inc	12,990	336

		1,066			704

Gas - Distribution (1.62%)			Machinery - Construction & Mining (0.41%)
Northwest Natural Gas Co	27,240	1,170	Astec Industries Inc (a)	16,430	404
South Jersey Industries Inc	23,298	869	Bucyrus International Inc	15,410	239

WGL Holdings Inc	15,360	493			643

		2,532	Machinery - Farm (0.26%)

Independent Power Producer (0.16%)			Lindsay Corp	15,510	403
Ormat Technologies Inc	8,170	253
			Machinery - General Industry (1.66%)
Instruments - Controls (0.57%)			Altra Holdings Inc (a)	41,510	292
Mettler Toledo International Inc (a)	11,288	752	Chart Industries Inc (a)	79,380	671
Watts Water Technologies Inc	6,240	139	Middleby Corp (a)	24,480	567

		891	Robbins & Myers Inc	35,107	607

			Wabtec Corp	15,090	452

Instruments - Scientific (0.21%)					2,589

Varian Inc (a)	11,640	324
			Medical - Biomedical/Gene (3.16%)
Internet Application Software (0.82%)			Acorda Therapeutics Inc (a)	8,980	220
eResearchTechnology Inc (a)	62,050	359	Arqule Inc (a)	42,060	166
S1 Corp (a)	124,060	828	Bio-Rad Laboratories Inc (a)	4,640	295

Schedule of Investments
SmallCap Blend Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)			Metal Processors & Fabrication (continued)
Celera Corp (a)	103,880 $	877	RBC Bearings Inc (a)	11,810 $	216

Cubist Pharmaceuticals Inc (a)	38,902	833			744

Human Genome Sciences Inc (a)	122,990	222	Miscellaneous Manufacturers (0.86%)
Incyte Corp (a)	160,080	469	Aptargroup Inc	33,887	1,045
Maxygen Inc (a)	16,250	139	FreightCar America Inc	15,099	289

Myriad Genetics Inc (a)	11,400	850			1,334

Seattle Genetics Inc (a)	38,720	391
United Therapeutics Corp (a)	6,840	465	Multi-Line Insurance (0.10%)

		4,927	Horace Mann Educators Corp	15,850	148

Medical - Drugs (1.40%)			Networking Products (1.08%)
Array Biopharma Inc (a)	53,500	214	3Com Corp (a)	299,640	698
Indevus Pharmaceuticals Inc (a)	115,600	615	Polycom Inc (a)	70,150	986

Orexigen Therapeutics Inc (a)	32,570	131			1,684

PharMerica Corp (a)	29,960	492	Non-Hazardous Waste Disposal (0.04%)
Progenics Pharmaceuticals Inc (a)	37,220	271	Waste Services Inc (a)	12,893	65
XenoPort Inc (a)	17,520	458

		2,181	Oil - Field Services (1.20%)

Medical - Generic Drugs (0.16%)			Hornbeck Offshore Services Inc (a)	15,040	267
Perrigo Co	8,350	245	Matrix Service Co (a)	30,196	160
			Oil States International Inc (a)	17,930	328
Medical - Hospitals (0.32%)			Superior Energy Services Inc (a)	30,294	472
Universal Health Services Inc	13,050	494	Willbros Group Inc (a)	66,030	643

					1,870

Medical - Nursing Homes (0.52%)
Ensign Group Inc/The	27,274	449	Oil Company - Exploration & Production (3.09%)
Skilled Healthcare Group Inc (a)	42,430	353	Arena Resources Inc (a)	14,150	345

		802	Comstock Resources Inc (a)	17,610	671

			Concho Resources Inc/Midland TX (a)	19,720	497
Medical - Outpatient & Home Medical Care (0.84%)			Encore Acquisition Co (a)	10,680	290
Amedisys Inc (a)	24,497	1,010	Mariner Energy Inc (a)	44,960	445
Gentiva Health Services Inc (a)	11,730	297	Penn Virginia Corp	27,670	570

		1,307	Petroquest Energy Inc (a)	60,290	382

Medical Instruments (1.04%)			Rosetta Resources Inc (a)	55,884	339
Conmed Corp (a)	23,680	371	St Mary Land & Exploration Co	34,190	662
Genomic Health Inc (a)	25,350	542	Swift Energy Co (a)	12,830	197
Kensey Nash Corp (a)	26,330	544	Whiting Petroleum Corp (a)	14,160	411

Symmetry Medical Inc (a)	22,850	157			4,809

		1,614	Oil Field Machinery & Equipment (0.21%)

Medical Laboratory & Testing Service (0.57%)			Complete Production Services Inc (a)	30,110	193
ICON PLC ADR (a)	44,516	895	Flotek Industries Inc (a)	22,780	66
			Mitcham Industries Inc (a)	19,960	72

Medical Products (0.86%)					331

American Medical Systems Holdings Inc (a)	32,570	349
Cantel Medical Corp (a)	13,900	208	Paper & Related Products (0.15%)
Zoll Medical Corp (a)	48,475	776	Buckeye Technologies Inc (a)	80,025	234

		1,333	Pharmacy Services (0.58%)

Metal Processors & Fabrication (0.48%)			Catalyst Health Solutions Inc (a)	41,260	909
Dynamic Materials Corp	43,480	528

Schedule of Investments SmallCap Blend Fund January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Physical Therapy & Rehabilitation Centers (0.31%)			REITS - Shopping Centers (continued)
Psychiatric Solutions Inc (a)	18,730 $	487	Urstadt Biddle Properties Inc	16,119 $	238

					1,277

Private Corrections (0.33%)
Cornell Cos Inc (a)	33,444	510	Rental - Auto & Equipment (0.39%)
			Rent-A-Center Inc/TX (a)	40,590	603
Property & Casualty Insurance (1.52%)
American Physicians Capital Inc	19,536	831	Research & Development (0.45%)
Amerisafe Inc (a)	19,210	360	Parexel International Corp (a)	70,580	698
Amtrust Financial Services Inc	45,598	374	Retail - Apparel & Shoe (1.51%)
CNA Surety Corp (a)	23,370	387	Childrens Place Retail Stores Inc/The (a)	14,290	269
Tower Group Inc	16,800	421	Dress Barn Inc (a)	52,650	454

		2,373	Genesco Inc (a)	34,300	528

Recreational Centers (0.23%)			Gymboree Corp (a)	21,830	535
Life Time Fitness Inc (a)	24,550	364	Wet Seal Inc/The (a)	216,031	564

					2,350

Reinsurance (2.66%)
Aspen Insurance Holdings Ltd	64,960	1,436	Retail - Automobile (0.15%)
IPC Holdings Ltd	40,960	1,051	America's Car-Mart Inc (a)	25,440	231
Max Capital Group Ltd	19,810	337	Retail - Discount (0.33%)
Platinum Underwriters Holdings Ltd	29,630	824	99 Cents Only Stores (a)	60,980	511
Validus Holdings Ltd	21,610	493

		4,141	Retail - Fabric Store (0.33%)

REITS - Diversified (1.38%)			Jo-Ann Stores Inc (a)	39,960	510
Entertainment Properties Trust	44,428	1,006
			Retail - Restaurants (0.79%)
Washington Real Estate Investment Trust	44,180	1,052
			Einstein Noah Restaurant Group Inc (a)	40,310	279
Winthrop Realty Trust	9,810	99

			Jack in the Box Inc (a)	42,060	950

		2,157

					1,229

REITS - Healthcare (0.85%)
			Retail - Sporting Goods (0.49%)
Senior Housing Properties Trust	81,762	1,323
			Hibbett Sports Inc (a)	55,536	756
REITS - Hotels (0.14%)
			Savings & Loans - Thrifts (1.41%)
LaSalle Hotel Properties	26,060	217
			Astoria Financial Corp	25,550	232
REITS - Mortgage (1.44%)			Dime Community Bancshares	24,890	250
Anthracite Capital Inc	57,090	97	ESSA Bancorp Inc	22,980	307
Arbor Realty Trust Inc	24,611	44	Flushing Financial Corp	26,330	208
Capstead Mortgage Corp	15,130	161	OceanFirst Financial Corp	13,482	173
Chimera Investment Corp	190,039	627	Provident Financial Services Inc	28,510	312
Gramercy Capital Corp/New York	59,203	70	United Financial Bancorp Inc	21,200	291
MFA Mortgage Investments Inc	217,930	1,249	Washington Federal Inc	14,740	181

		2,248	WSFS Financial Corp	9,400	242

					2,196

REITS - Office Property (0.63%)
BioMed Realty Trust Inc	66,812	738	Schools (0.86%)
Kilroy Realty Corp	10,850	248	DeVry Inc	13,220	708

		986	Grand Canyon Education Inc (a)	36,690	636

					1,344

REITS - Shopping Centers (0.82%)
Inland Real Estate Corp	54,360	537	Seismic Data Collection (0.12%)
Ramco-Gershenson Properties Trust	58,483	288	Dawson Geophysical Co (a)	11,608	185
Saul Centers Inc	6,560	214

Schedule of Investments
SmallCap Blend Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Semiconductor Component - Integrated Circuits (1.94%)			Transport - Services (0.86%)
Emulex Corp (a)	126,250 $	721	HUB Group Inc (a)	39,250 $	891
Integrated Device Technology Inc (a)	115,350	662	Pacer International Inc	51,690	445

Pericom Semiconductor Corp (a)	50,811	313			1,336

Power Integrations Inc	42,900	835	Wire & Cable Products (0.30%)
Standard Microsystems Corp (a)	34,921	484	Belden Inc	35,680	466

		3,015

Semiconductor Equipment (0.60%)			Wireless Equipment (0.13%)
ATMI Inc (a)	20,490	277	Viasat Inc (a)	9,451	209
Entegris Inc (a)	165,990	231
			Wound, Burn & Skin Care (0.13%)
MKS Instruments Inc (a)	10,370	145
			Obagi Medical Products Inc (a)	31,200	209
Ultratech Inc (a)	24,460	274

		927	X-Ray Equipment (0.31%)

Steel Pipe & Tube (0.18%)			Hologic Inc (a)	40,650	479

Northwest Pipe Co (a)	8,150	287	TOTAL COMMON STOCKS	$ 149,011

				Principal
Telecommunication Equipment (0.34%)
				Amount	Value
Comtech Telecommunications Corp (a)	13,797	535		(000's)	(000's)

Telecommunication Equipment - Fiber Optics (0.25%)			SHORT TERM INVESTMENTS (3.10%)
Harmonic Inc (a)	76,470	394	Commercial Paper (3.10%)
			Investment in Joint Trading Account; HSBC
Telecommunication Services (1.52%)			Funding
			0.27%, 2/ 2/2009	$ 2,412 $	2,412
Consolidated Communications Holdings Inc	57,470	647
			Investment in Joint Trading Account;
MasTec Inc (a)	32,950	350	Prudential Funding
NTELOS Holdings Corp	13,070	283	0.27%, 2/ 2/2009	2,413	2,413

Premiere Global Services Inc (a)	112,660	1,092			4,825

		2,372

			TOTAL SHORT TERM INVESTMENTS	$ 4,825

Therapeutics (0.94%)			Total Investments	$ 153,836
Allos Therapeutics Inc (a)	42,540	333	Other Assets in Excess of Liabilities, Net - 1.27%		1,986

BioMarin Pharmaceutical Inc (a)	35,680	687
Vivus Inc (a)	89,320	439	TOTAL NET ASSETS - 100.00%	$ 155,822

		1,459

Tobacco (0.14%)			(a) Non-Income Producing Security
Alliance One International Inc (a)	87,680	210
			Unrealized Appreciation (Depreciation)
Tools - Hand Held (0.09%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Snap-On Inc	4,900	148	of investments held by the fund as of the period end were as follows:

Toys (1.27%)			Unrealized Appreciation	$ 5,634
Jakks Pacific Inc (a)	67,062	1,230	Unrealized Depreciation		(73,909)

Marvel Entertainment Inc (a)	27,130	746	Net Unrealized Appreciation (Depreciation)		(68,275)

		1,976	Cost for federal income tax purposes		222,111

			All dollar amounts are shown in thousands (000's)
Transactional Software (0.40%)
Solera Holdings Inc (a)	25,610	617

Transport - Marine (0.30%)
Eagle Bulk Shipping Inc	23,990	128
TBS International Ltd (a)	34,990	344

		472

Schedule of Investments
SmallCap Blend Fund
January 31, 2009 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent

Financial	23.18%
Consumer, Non-cyclical	22.24%
Industrial	16.71%
Technology	9.77%
Consumer, Cyclical	9.49%
Communications	6.60%
Utilities	4.76%
Energy	4.62%
Basic Materials	1.13%
Diversified	0.23%
Other Assets in Excess of Liabilities, Net	1.27%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	2.78%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; March 2009	Buy	98	$ 4,622	$ 4,337	$ (285)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
SmallCap Growth Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (95.64%)			COMMON STOCKS (continued)
Advertising Services (0.42%)			Computer Aided Design (continued)
inVentiv Health Inc (a)	85,137 $	812	Aspen Technology Inc (a)	190,801 $	1,278

					2,295

Aerospace & Defense (2.04%)
Esterline Technologies Corp (a)	39,854	1,438	Computer Services (1.25%)
Teledyne Technologies Inc (a)	28,405	792	CACI International Inc (a)	27,500	1,242
TransDigm Group Inc (a)	49,255	1,679	Syntel Inc	53,500	1,153

		3,909			2,395

Aerospace & Defense Equipment (1.60%)			Computer Software (0.53%)
BE Aerospace Inc (a)	107,584	1,040	Omniture Inc (a)	112,355	1,021
Triumph Group Inc	44,449	2,013	Computers - Integrated Systems (0.26%)

		3,053	Super Micro Computer Inc (a)	95,000	501

Alternative Waste Tech (0.51%)
Calgon Carbon Corp (a)	77,000	968	Consulting Services (3.42%)
			FTI Consulting Inc (a)	38,010	1,559
Apparel Manufacturers (0.59%)			Gartner Inc (a)	99,077	1,403
Hanesbrands Inc (a)	25,716	231	Huron Consulting Group Inc (a)	32,077	1,603
True Religion Apparel Inc (a)	78,317	894	Navigant Consulting Inc (a)	98,675	1,414

		1,125	Watson Wyatt Worldwide Inc	12,000	558

Auto/Truck Parts & Equipment - Original (0.80%)					6,537

Fuel Systems Solutions Inc (a)	30,500	797	Consumer Products - Miscellaneous (0.46%)
Titan International Inc	94,238	732	Tupperware Brands Corp	42,800	880

		1,529

			Cosmetics & Toiletries (1.18%)
Batteries & Battery Systems (0.36%)			Chattem Inc (a)	33,317	2,252
EnerSys (a)	75,859	691
			Data Processing & Management (0.68%)
Beverages - Wine & Spirits (0.29%)			Commvault Systems Inc (a)	98,430	1,306
Central European Distribution Corp (a)	45,376	549
			Diagnostic Equipment (1.44%)
Casino Services (0.65%)			Gen-Probe Inc (a)	13,000	585
Bally Technologies Inc (a)	62,036	1,253	Immucor Inc (a)	78,491	2,175

Chemicals - Specialty (0.23%)					2,760

Stepan Co	12,000	440	Diagnostic Kits (1.59%)
			Inverness Medical Innovations Inc (a)	61,678	1,509
Commercial Banks (0.58%)			Meridian Bioscience Inc	71,869	1,528

Bank of the Ozarks Inc	48,542	1,101			3,037

Commercial Services (1.14%)			Disposable Medical Products (0.66%)
Steiner Leisure Ltd (a)	49,133	1,225	Merit Medical Systems Inc (a)	81,880	1,260
TeleTech Holdings Inc (a)	117,571	951

		2,176	Distribution & Wholesale (1.16%)

			FGX International Holdings Ltd (a)	123,427	1,531
Commercial Services - Finance (1.11%)			Fossil Inc (a)	59,134	682

Morningstar Inc (a)	31,049	1,077			2,213

Wright Express Corp (a)	89,744	1,046

		2,123	Diversified Manufacturing Operations (1.25%)

			AZZ Inc (a)	46,130	1,033
Computer Aided Design (1.20%)			EnPro Industries Inc (a)	37,475	686
Ansys Inc (a)	40,886	1,017	Koppers Holdings Inc	41,238	668

					2,387

Schedule of Investments
SmallCap Growth Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Educational Software (0.69%)			Instruments - Scientific (0.14%)
Blackboard Inc (a)	52,336 $	1,330	Varian Inc (a)	9,300 $	259

Electric Products - Miscellaneous (0.71%)			Internet Application Software (0.88%)
GrafTech International Ltd (a)	168,838	1,352	eResearchTechnology Inc (a)	119,974	695
			Vocus Inc (a)	64,978	991

Electronic Components - Semiconductors (1.72%)					1,686

Microsemi Corp (a)	132,241	1,111
PMC - Sierra Inc (a)	185,760	905	Internet Brokers (0.81%)
Silicon Laboratories Inc (a)	55,060	1,268	Thinkorswim Group Inc (a)	206,072	1,550

		3,284	Internet Security (0.35%)

E-Marketing & Information (0.51%)			Blue Coat Systems Inc (a)	70,571	677
comScore Inc (a)	77,186	973
			Internet Telephony (0.32%)
Engineering - Research & Development Services (1.45%)			j2 Global Communications Inc (a)	31,000	607
EMCOR Group Inc (a)	90,277	1,859
Exponent Inc (a)	37,219	912	Intimate Apparel (0.59%)

		2,771	Warnaco Group Inc/The (a)	50,257	1,138

Enterprise Software & Services (3.22%)			Investment Companies (0.35%)
Ariba Inc (a)	143,974	1,100	Ares Capital Corp	143,410	675
Concur Technologies Inc (a)	45,450	1,122
Informatica Corp (a)	115,162	1,469	Lasers - Systems & Components (0.45%)
Omnicell Inc (a)	91,107	712	Rofin-Sinar Technologies Inc (a)	51,529	870
Sybase Inc (a)	64,542	1,763

		6,166	Leisure & Recreation Products (0.64%)

			WMS Industries Inc (a)	54,813	1,218
Entertainment Software (0.40%)
Take-Two Interactive Software Inc (a)	108,500	762	Machinery - Construction & Mining (0.45%)
			Bucyrus International Inc	56,000	868
E-Services - Consulting (0.58%)
Websense Inc (a)	98,516	1,103	Machinery - General Industry (2.06%)
			Chart Industries Inc (a)	75,335	637
Finance - Consumer Loans (0.39%)			Middleby Corp (a)	41,747	967
Nelnet Inc	54,000	746	Robbins & Myers Inc	49,829	861
			Wabtec Corp	49,474	1,481

Finance - Investment Banker & Broker (1.28%)
Interactive Brokers Group Inc (a)	58,500	893			3,946

Knight Capital Group Inc (a)	86,034	1,551	Medical - Biomedical/Gene (6.98%)

		2,444	Acorda Therapeutics Inc (a)	62,000	1,521

			Arqule Inc (a)	133,000	525
Food - Miscellaneous/Diversified (0.48%)
Ralcorp Holdings Inc (a)	15,628	925	Bio-Rad Laboratories Inc (a)	16,406	1,042
			Celera Corp (a)	170,737	1,441
Food - Retail (0.77%)			Cubist Pharmaceuticals Inc (a)	100,399	2,150
Ruddick Corp	61,271	1,474	Exelixis Inc (a)	241,880	1,193
			Human Genome Sciences Inc (a)	294,901	534
Footwear & Related Apparel (0.44%)			Incyte Corp (a)	402,763	1,180
Deckers Outdoor Corp (a)	5,400	282	Myriad Genetics Inc (a)	21,500	1,603
Wolverine World Wide Inc	30,600	555	Seattle Genetics Inc (a)	96,919	978

		837	United Therapeutics Corp (a)	17,441	1,185

Human Resources (0.31%)					13,352

SuccessFactors Inc (a)	88,000	592

Schedule of Investments
SmallCap Growth Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Drugs (2.20%)			Networking Products (continued)
Array Biopharma Inc (a)	195,090 $	780	Polycom Inc (a)	83,000 $	1,166

Idenix Pharmaceuticals Inc (a)	95,000	552			2,468

Orexigen Therapeutics Inc (a)	127,854	513	Oil - Field Services (1.11%)
PharMerica Corp (a)	63,636	1,046	Matrix Service Co (a)	75,373	399
Progenics Pharmaceuticals Inc (a)	75,953	554	Superior Energy Services Inc (a)	44,000	686
XenoPort Inc (a)	29,497	770	Willbros Group Inc (a)	107,028	1,042

		4,215			2,127

Medical - Generic Drugs (0.45%)			Oil Company - Exploration & Production (4.88%)
Perrigo Co	29,500	866	Arena Resources Inc (a)	58,260	1,419
			Comstock Resources Inc (a)	44,776	1,707
Medical - Nursing Homes (0.45%)
Skilled Healthcare Group Inc (a)	104,068	867	Concho Resources Inc/Midland TX (a)	58,610	1,478
			Encore Acquisition Co (a)	55,000	1,495
Medical - Outpatient & Home Medical Care (2.03%)			Mariner Energy Inc (a)	72,766	720
Amedisys Inc (a)	46,992	1,938	Petroquest Energy Inc (a)	96,057	608
Gentiva Health Services Inc (a)	44,000	1,112	Rosetta Resources Inc (a)	149,654	909
LHC Group Inc (a)	31,536	839	St Mary Land & Exploration Co	52,073	1,008

		3,889			9,344

Medical Imaging Systems (0.36%)			Pharmacy Services (0.81%)
IRIS International Inc (a)	69,036	688	Catalyst Health Solutions Inc (a)	70,256	1,547

Medical Instruments (2.67%)			Power Converter & Supply Equipment (0.39%)
Conmed Corp (a)	48,000	751	Energy Conversion Devices Inc (a)	29,500	743
Genomic Health Inc (a)	93,809	2,007
Integra LifeSciences Holdings Corp (a)	58,528	1,624	Private Corrections (0.58%)
Kensey Nash Corp (a)	35,276	729	Geo Group Inc/The (a)	75,592	1,119

		5,111	Recreational Centers (0.50%)

Medical Laboratory & Testing Service (0.78%)			Life Time Fitness Inc (a)	65,188	965
Icon PLC ADR (a)	74,160	1,491
			REITS - Diversified (1.08%)
Medical Products (1.37%)			Digital Realty Trust Inc	36,607	1,168
American Medical Systems Holdings Inc (a)	98,000	1,049	Entertainment Properties Trust	39,870	903

Zoll Medical Corp (a)	97,913	1,567			2,071

		2,616	REITS - Mortgage (0.41%)

Metal - Aluminum (0.40%)			Chimera Investment Corp	236,000	779
Kaiser Aluminum Corp	30,890	767
			REITS - Office Property (0.36%)
Metal Processors & Fabrication (1.72%)			Kilroy Realty Corp	29,734	680
Dynamic Materials Corp	73,300	890
Haynes International Inc (a)	27,006	494	Research & Development (0.54%)
Ladish Co Inc (a)	69,413	789	Parexel International Corp (a)	104,647	1,035
RBC Bearings Inc (a)	61,506	1,124

			Retail - Apparel & Shoe (0.53%)
		3,297

			Gymboree Corp (a)	41,513	1,017
Miscellaneous Manufacturers (0.44%)
Aptargroup Inc	27,293	841	Retail - Discount (0.35%)
			99 Cents Only Stores (a)	81,000	679
Networking Products (1.29%)
Anixter International Inc (a)	21,088	569
Atheros Communications Inc (a)	61,000	733

Schedule of Investments
SmallCap Growth Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Pawn Shops (0.35%)			Toys (continued)
Ezcorp Inc (a)	50,000 $	679	Marvel Entertainment Inc (a)	45,745 $	1,259

					2,647

Retail - Restaurants (0.82%)
Jack in the Box Inc (a)	69,493	1,570	Transactional Software (0.96%)
			Solera Holdings Inc (a)	76,500	1,843
Retail - Sporting Goods (0.58%)
Hibbett Sports Inc (a)	81,390	1,108	Transport - Marine (0.49%)
			General Maritime Corp	44,719	475
Savings & Loans - Thrifts (0.33%)			TBS International Ltd (a)	46,923	462

Provident Financial Services Inc	57,500	628			937

			Transport - Services (0.51%)
Schools (1.65%)			HUB Group Inc (a)	43,000	976
DeVry Inc	42,701	2,288
Grand Canyon Education Inc (a)	50,000	866	Transport - Truck (0.40%)

		3,154	Old Dominion Freight Line Inc (a)	30,442	763

Semiconductor Component - Integrated Circuits (1.37%)
Emulex Corp (a)	78,884	450	Wire & Cable Products (0.19%)
Integrated Device Technology Inc (a)	186,854	1,073	Belden Inc	28,163	368
Power Integrations Inc	56,285	1,096	Wireless Equipment (0.58%)

		2,619	Viasat Inc (a)	50,370	1,116

Semiconductor Equipment (0.77%)
ATMI Inc (a)	68,158	921	X-Ray Equipment (0.57%)
Ultratech Inc (a)	49,000	549	Hologic Inc (a)	93,231	1,099

		1,470	TOTAL COMMON STOCKS	$ 183,028

Steel Pipe & Tube (0.40%)				Principal
Valmont Industries Inc	18,956	769		Amount	Value
				(000's)	(000's)

Telecommunication Equipment (0.47%)			SHORT TERM INVESTMENTS (4.57%)
Comtech Telecommunications Corp (a)	23,000	892	Commercial Paper (4.57%)
			Investment in Joint Trading Account; HSBC
Telecommunication Equipment - Fiber Optics (1.05%)			Funding
Harmonic Inc (a)	237,242	1,222	0.27%, 2/ 2/2009	$ 4,376 $	4,376
IPG Photonics Corp (a)	81,000	778	Investment in Joint Trading Account;

			Prudential Funding
		2,000	0.27%, 2/ 2/2009	4,376	4,376

Telecommunication Services (2.01%)					8,752

MasTec Inc (a)	94,663	1,006	TOTAL SHORT TERM INVESTMENTS	$ 8,752

NTELOS Holdings Corp	71,023	1,537
Premiere Global Services Inc (a)	134,046	1,299	REPURCHASE AGREEMENTS (0.07%)

		3,842	Money Center Banks (0.07%)

			Investment in Joint Trading Account; Bank
Therapeutics (2.69%)			of America Repurchase Agreement; 0.25%
Allos Therapeutics Inc (a)	177,068	1,387	dated 1/30/2009 maturing 2/02/2009
BioMarin Pharmaceutical Inc (a)	75,047	1,445	(collateralized by Sovereign Agency
Isis Pharmaceuticals Inc (a)	80,000	1,130	Issues; $68,000; 0.00% - 4.88%; dated
			07/27/09 - 06/13/18)	$ 66 $	66
Vivus Inc (a)	241,528	1,186

		5,148

Toys (1.38%)
Jakks Pacific Inc (a)	75,686	1,388

		Schedule of Investments
		SmallCap Growth Fund
		January 31, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (continued)
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.25%; dated 1/30/2009 maturing
2/02/2009 (collateralized by Sovereign
Agency Issues; $68,000; 0.00% - 5.965%;
dated 02/06/09 - 05/26/27)	$ 66 $	66

		132

TOTAL REPURCHASE AGREEMENTS	$ 132

Total Investments	$ 191,912
Liabilities in Excess of Other Assets, Net - (0.28)%		(528)

TOTAL NET ASSETS - 100.00%	$ 191,384

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 5,828
Unrealized Depreciation		(95,245)

Net Unrealized Appreciation (Depreciation)		(89,417)
Cost for federal income tax purposes		281,329
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		36.98%
Industrial		15.56%
Technology		13.06%
Financial		9.41%
Consumer, Cyclical		9.39%
Communications		9.26%
Energy		5.99%
Basic Materials		0.63%
Liabilities in Excess of Other Assets, Net		(0.28%)

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	1.50%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; March 2009	Buy	65	$ 3,140	$ 2,877	$ (263)
All dollar amounts are shown in thousands (000's)

311

Schedule of Investments
SmallCap Growth Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (98.01%)			COMMON STOCKS (continued)
Advanced Materials & Products (1.27%)			Diagnostic Kits (0.34%)
Hexcel Corp (a)	170,400 $	1,413	Meridian Bioscience Inc	17,900 $	381

Alternative Waste Tech (0.77%)			Diversified Manufacturing Operations (1.63%)
Calgon Carbon Corp (a)	67,900	854	Actuant Corp	78,300	1,290
			Colfax Corp (a)	57,200	522

Apparel Manufacturers (0.49%)					1,812

Carter's Inc (a)	32,300	549
			E-Commerce - Services (1.51%)
Applications Software (0.79%)			NetFlix Inc (a)	46,500	1,681
Quest Software Inc (a)	70,000	873
			Electric Products - Miscellaneous (1.36%)
Batteries & Battery Systems (0.64%)			Ametek Inc	47,200	1,509
EnerSys (a)	78,300	713
			Electronic Components - Semiconductors (1.81%)
Broadcasting Services & Programming (0.45%)			ON Semiconductor Corp (a)	267,300	1,114
RHI Entertainment Inc (a)	119,000	503	PMC - Sierra Inc (a)	183,300	893

					2,007

Building - Heavy Construction (0.18%)			Electronic Design Automation (1.28%)
Chicago Bridge & Iron Co NV	17,700	199	Synopsys Inc (a)	76,500	1,415

Chemicals - Specialty (0.41%)			E-Marketing & Information (3.10%)
Ferro Corp	115,000	455	comScore Inc (a)	94,600	1,193
Commercial Services (0.98%)			Constant Contact Inc (a)	68,400	1,044
HMS Holdings Corp (a)	35,200	1,089	Digital River Inc (a)	48,600	1,204

					3,441

Commercial Services - Finance (1.05%)			Enterprise Software & Services (2.63%)
Global Payments Inc	24,800	861	Concur Technologies Inc (a)	22,200	548
Morningstar Inc (a)	8,700	301	Informatica Corp (a)	70,820	904

		1,162	MedAssets Inc (a)	101,000	1,470

Computer Services (0.92%)					2,922

3PAR Inc (a)	120,300	1,021	Entertainment Software (0.36%)
			THQ Inc (a)	101,900	403
Computer Software (0.69%)
Blackbaud Inc	68,710	765	Finance - Investment Banker & Broker (3.94%)
			Duff & Phelps Corp (a)	32,300	462
Computers - Integrated Systems (0.56%)
			Greenhill & Co Inc	24,800	1,612
Micros Systems Inc (a)	42,900	618
			KBW Inc (a)	56,300	1,057
Consulting Services (2.42%)			optionsXpress Holdings Inc	18,550	202
FTI Consulting Inc (a)	20,500	841	Stifel Financial Corp (a)	29,850	1,046

Huron Consulting Group Inc (a)	29,100	1,454			4,379

Navigant Consulting Inc (a)	27,000	387	Hazardous Waste Disposal (1.14%)

		2,682	Stericycle Inc (a)	25,940	1,269

Data Processing & Management (0.87%)
Commvault Systems Inc (a)	72,500	962	Hotels & Motels (0.35%)
			Orient-Express Hotels Ltd	61,150	386
Diagnostic Equipment (1.37%)
Immucor Inc (a)	54,800	1,519	Human Resources (0.79%)
			SuccessFactors Inc (a)	129,800	874

Schedule of Investments
SmallCap Growth Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Internet Application Software (0.48%)			Medical Products (0.64%)
Cybersource Corp (a)	44,800 $	534	Abiomed Inc (a)	52,900 $	714

Internet Infrastructure Software (1.23%)			Metal Processors & Fabrication (0.72%)
F5 Networks Inc (a)	61,800	1,370	RBC Bearings Inc (a)	43,900	802

Investment Management & Advisory Services (1.04%)			Networking Products (1.58%)
Affiliated Managers Group Inc (a)	28,800	1,157	Atheros Communications Inc (a)	34,100	410
			Netgear Inc (a)	67,500	751
Lasers - Systems & Components (0.44%)			Starent Networks Corp (a)	40,100	589

Cymer Inc (a)	24,200	494			1,750

Machinery - Construction & Mining (1.70%)			Oil - Field Services (3.13%)
Bucyrus International Inc	72,600	1,126	Core Laboratories NV	12,220	821
Joy Global Inc	36,500	760	Oceaneering International Inc (a)	33,500	1,154

		1,886	Superior Energy Services Inc (a)	59,100	921

			Tesco Corp (a)	58,400	581

Machinery - Electrical (1.16%)
					3,477

Baldor Electric Co	91,900	1,288
			Oil Company - Exploration & Production (3.47%)
Machinery - General Industry (1.82%)			Bill Barrett Corp (a)	30,300	670
Chart Industries Inc (a)	48,480	410	BPZ Resources Inc (a)	45,800	264
IDEX Corp	71,275	1,612	Cabot Oil & Gas Corp	39,300	1,080

		2,022	Concho Resources Inc/Midland TX (a)	26,900	678

Medical - Biomedical/Gene (6.67%)			Newfield Exploration Co (a)	29,900	574
Acorda Therapeutics Inc (a)	47,500	1,165	Penn Virginia Corp	28,200	581

Alexion Pharmaceuticals Inc (a)	43,700	1,611			3,847

AMAG Pharmaceuticals Inc (a)	8,400	296	Oil Field Machinery & Equipment (1.60%)
Cougar Biotechnology Inc (a)	33,300	972	Complete Production Services Inc (a)	119,200	764
Human Genome Sciences Inc (a)	156,500	283	Dril-Quip Inc (a)	8,500	208
Illumina Inc (a)	39,700	1,086	FMC Technologies Inc (a)	24,000	710
Incyte Corp (a)	97,500	286	T-3 Energy Services Inc (a)	7,400	95

OSI Pharmaceuticals Inc (a)	24,700	880			1,777

United Therapeutics Corp (a)	12,100	822

			Patient Monitoring Equipment (2.50%)
		7,401	CardioNet Inc (a)	52,800	1,197

Medical - Drugs (0.40%)			Masimo Corp (a)	56,700	1,575

Optimer Pharmaceuticals Inc (a)	4,200	44			2,772

Pharmasset Inc (a)	34,700	396

			Physical Therapy & Rehabilitation Centers (1.15%)
		440	Psychiatric Solutions Inc (a)	49,200	1,279

Medical - Outpatient & Home Medical Care (1.04%)
LHC Group Inc (a)	43,400	1,155	Physician Practice Management (0.58%)
			IPC The Hospitalist Co Inc (a)	33,700	645
Medical Information Systems (0.57%)
athenahealth Inc (a)	17,400	628	Printing - Commercial (1.65%)
			VistaPrint Ltd (a)	79,800	1,827
Medical Instruments (3.01%)
Genomic Health Inc (a)	79,100	1,693	Resorts & Theme Parks (0.34%)
NuVasive Inc (a)	44,100	1,646	Great Wolf Resorts Inc (a)	192,800	372

		3,339

			Retail - Apparel & Shoe (1.02%)
Medical Laboratory & Testing Service (1.12%)			American Eagle Outfitters Inc	125,300	1,129
Icon PLC ADR (a)	61,900	1,244

Schedule of Investments
SmallCap Growth Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Appliances (0.06%)			Transactional Software (1.28%)
hhgregg Inc (a)	8,600 $	70	Solera Holdings Inc (a)	58,800 $	1,416

Retail - Automobile (0.19%)			Transport - Marine (0.66%)
Copart Inc (a)	8,900	214	Kirby Corp (a)	30,700	736

Retail - Discount (1.77%)			Transport - Rail (0.81%)
Citi Trends Inc (a)	90,700	864	Kansas City Southern (a)	49,500	899
Dollar Tree Inc (a)	25,700	1,098

		1,962	Transport - Truck (0.76%)

			Knight Transportation Inc	63,600	848
Retail - Restaurants (2.92%)
Panera Bread Co (a)	27,000	1,268	Wireless Equipment (1.39%)
Red Robin Gourmet Burgers Inc (a)	61,490	749	SBA Communications Corp (a)	77,800	1,548

Texas Roadhouse Inc (a)	160,500	1,225	TOTAL COMMON STOCKS	$ 108,803

		3,242

				Principal
Retail - Sporting Goods (2.04%)				Amount	Value
Dick's Sporting Goods Inc (a)	83,000	914		(000's)	(000's)

Hibbett Sports Inc (a)	98,900	1,346	SHORT TERM INVESTMENTS (4.56%)

		2,260	Commercial Paper (4.56%)

Schools (4.74%)			Investment in Joint Trading Account; HSBC
			Funding
American Public Education Inc (a)	25,200	987	0.27%, 2/ 2/2009	$ 2,531 $	2,531
Corinthian Colleges Inc (a)	81,600	1,524	Investment in Joint Trading Account;
K12 Inc (a)	77,400	1,236	Prudential Funding
Strayer Education Inc	7,000	1,515	0.27%, 2/ 2/2009	2,531	2,531

		5,262			5,062

Semiconductor Component - Integrated Circuits (1.25%)			TOTAL SHORT TERM INVESTMENTS	$ 5,062

Hittite Microwave Corp (a)	32,100	822	Total Investments	$ 113,865
Intellon Corp (a)	160,200	569	Liabilities in Excess of Other Assets, Net - (2.57)%		(2,849)

		1,391	TOTAL NET ASSETS - 100.00%	$ 111,016

Semiconductor Equipment (1.42%)
MKS Instruments Inc (a)	44,100	620
Verigy Ltd (a)	115,400	959	(a) Non-Income Producing Security

		1,579

			Unrealized Appreciation (Depreciation)
Steel Pipe & Tube (0.62%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Valmont Industries Inc	16,900	686	of investments held by the fund as of the period end were as follows:

Telecommunication Services (0.40%)			Unrealized Appreciation	$ 4,314
tw telecom Inc (a)	58,000	444	Unrealized Depreciation		(54,221)

			Net Unrealized Appreciation (Depreciation)		(49,907)
Theaters (1.43%)			Cost for federal income tax purposes		163,772
National CineMedia Inc	157,300	1,586	All dollar amounts are shown in thousands (000's)

Therapeutics (3.11%)
Alexza Pharmaceuticals Inc (a)	77,200	223
Allos Therapeutics Inc (a)	124,100	972
BioMarin Pharmaceutical Inc (a)	50,200	967
Onyx Pharmaceuticals Inc (a)	32,200	980
Questcor Pharmaceuticals Inc (a)	48,600	313

		3,455

Schedule of Investments SmallCap Growth Fund I January 31, 2009 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	33.55%
Industrial	15.70%
Technology	14.41%
Consumer, Cyclical	10.60%
Communications	10.15%
Financial	9.55%
Energy	8.20%
Basic Materials	0.41%
Liabilities in Excess of Other Assets, Net	(2.57%)

TOTAL NET ASSETS	100.00%

Schedule of Investments
SmallCap Growth Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (93.74%)			COMMON STOCKS (continued)
Aerospace & Defense Equipment (0.76%)			Commercial Services (continued)
AAR Corp (a)	121,178 $	2,198	HMS Holdings Corp (a)	57,200 $	1,770

					2,914

Airlines (0.82%)
Airtran Holdings Inc (a)	219,357	899	Commercial Services - Finance (0.07%)
Allegiant Travel Co (a)	41,081	1,469	Bankrate Inc (a)	5,960	199

		2,368	Computer Aided Design (0.76%)

Alternative Waste Tech (0.89%)			ANSYS Inc (a)	88,162	2,192
Calgon Carbon Corp (a)	116,344	1,462
Darling International Inc (a)	238,333	1,094	Computer Services (0.08%)

		2,556	iGate Corp	54,183	222

Apparel Manufacturers (0.09%)			Computers - Integrated Systems (1.05%)
Under Armour Inc (a)	14,540	269	Brocade Communications Systems Inc (a)	115,900	442
			Micros Systems Inc (a)	87,895	1,266
Applications Software (2.14%)			Netscout Systems Inc (a)	45,227	643
Ebix Inc (a)	65,077	1,331	Stratasys Inc (a)	62,300	667

EPIQ Systems Inc (a)	39,525	700			3,018

Nuance Communications Inc (a)	373,793	3,686
Verint Systems Inc (a)	69,633	453	Computers - Memory Devices (0.12%)

		6,170	Data Domain Inc (a)	27,365	356

Auto/Truck Parts & Equipment - Original (0.38%)			Computers - Peripheral Equipment (0.44%)
Titan International Inc	117,500	912	Compellent Technologies Inc (a)	103,851	1,257
Wonder Auto Technology Inc (a)	91,444	193	Icad Inc (a)	21,292	26

		1,105			1,283

Batteries & Battery Systems (0.55%)			Consulting Services (0.13%)
EnerSys (a)	118,400	1,079	FTI Consulting Inc (a)	9,096	373
Greatbatch Inc (a)	21,869	509

		1,588	Consumer Products - Miscellaneous (0.11%)

			Helen of Troy Ltd (a)	29,998	314
Building & Construction - Miscellaneous (0.22%)
Layne Christensen Co (a)	15,946	252	Containers - Metal & Glass (0.18%)
MYR Group Inc/Delaware (a)	27,049	389	Greif Inc	17,612	533

		641

Building Products - Cement & Aggregate (0.04%)			Containers - Paper & Plastic (0.82%)
Texas Industries Inc	4,750	108	Rock-Tenn Co	75,437	2,351

Canada (0.14%)			Cosmetics & Toiletries (0.82%)
SXC Health Solutions Corp (a)	22,165	411	Chattem Inc (a)	35,100	2,373

Commercial Banks (1.46%)			Data Processing & Management (0.32%)
Iberiabank Corp	23,831	1,010	FalconStor Software Inc (a)	287,400	917
PrivateBancorp Inc	46,948	684
			Decision Support Software (0.32%)
Prosperity Bancshares Inc	23,572	638
			DemandTec Inc (a)	40,330	270
SVB Financial Group (a)	26,062	541
			Interactive Intelligence Inc (a)	47,494	326
Texas Capital Bancshares Inc (a)	93,344	1,054
			Wind River Systems Inc (a)	41,505	331

Wilshire Bancorp Inc	40,080	275

					927

		4,202

			Diagnostic Equipment (0.94%)
Commercial Services (1.01%)			Cepheid Inc (a)	36,627	273
Healthcare Services Group	74,650	1,144
			Hansen Medical Inc (a)	72,400	327

Schedule of Investments
SmallCap Growth Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diagnostic Equipment (continued)			Engineering - Research & Development
Immucor Inc (a)	76,116 $	2,109	Services (continued)

		2,709	Stanley Inc (a)	69,700 $	2,109

			VSE Corp	14,258	410

Diagnostic Kits (0.01%)					4,978

Medtox Scientific Inc (a)	4,962	31
			Enterprise Software & Services (2.22%)
Distribution & Wholesale (1.09%)			Advent Software Inc (a)	23,421	511
Chindex International Inc (a)	46,415	280	Concur Technologies Inc (a)	18,411	454
FGX International Holdings Ltd (a)	30,269	375	MedAssets Inc (a)	120,400	1,753
LKQ Corp (a)	214,546	2,478	Omnicell Inc (a)	128,517	1,004

		3,133	Ultimate Software Group Inc (a)	193,959	2,671

					6,393

Diversified Manufacturing Operations (1.27%)
Ameron International Corp	4,429	221	Environmental Consulting & Engineering (0.19%)
Colfax Corp (a)	27,600	251	Tetra Tech Inc (a)	23,914	556
ESCO Technologies Inc (a)	76,999	2,729
Koppers Holdings Inc	28,321	459	E-Services - Consulting (0.61%)

		3,660	GSI Commerce Inc (a)	204,666	1,754

Drug Delivery Systems (0.30%)			Finance - Consumer Loans (0.12%)
Alkermes Inc (a)	76,000	872	Portfolio Recovery Associates Inc (a)	15,132	357

E-Commerce - Products (0.07%)			Food - Miscellaneous/Diversified (1.62%)
1-800-FLOWERS.COM Inc (a)	79,471	199	Chiquita Brands International Inc (a)	190,735	2,667
			Diamond Foods Inc	77,610	1,993

Educational Software (1.13%)					4,660

Blackboard Inc (a)	105,216	2,673
SkillSoft PLC ADR (a)	80,640	573	Footwear & Related Apparel (0.83%)

		3,246	Deckers Outdoor Corp (a)	4,600	240

			Iconix Brand Group Inc (a)	213,444	1,765
Electronic Components - Miscellaneous (0.08%)			Steven Madden Ltd (a)	22,606	393

Daktronics Inc	27,480	237			2,398

Electronic Components - Semiconductors (1.41%)			Hazardous Waste Disposal (1.25%)
Advanced Analogic Technologies Inc (a)	61,666	186	American Ecology Corp	36,419	727
Cavium Networks Inc (a)	132,833	1,209	Clean Harbors Inc (a)	41,300	2,210
Microsemi Corp (a)	211,739	1,778	EnergySolutions Inc	149,500	671

Monolithic Power Systems Inc (a)	72,952	886			3,608

		4,059	Health Care Cost Containment (0.17%)

Electronic Measurement Instruments (1.46%)			Transcend Services Inc (a)	48,624	495
Axsys Technologies Inc (a)	28,134	1,201
Badger Meter Inc	17,982	424	Housewares (0.01%)
FLIR Systems Inc (a)	54,792	1,368	Lifetime Brands Inc	14,353	25
Itron Inc (a)	16,345	1,068	Human Resources (0.65%)
LeCroy Corp (a)	68,342	157	Emergency Medical Services Corp (a)	46,300	1,552

		4,218	Kenexa Corp (a)	25,109	171

Energy - Alternate Sources (0.18%)			SuccessFactors Inc (a)	24,547	165

FuelCell Energy Inc (a)	84,456	326			1,888

Headwaters Inc (a)	39,739	180	Identification Systems - Development (0.29%)

		506	Cogent Inc (a)	71,900	837

Engineering - Research & Development Services (1.73%)
EMCOR Group Inc (a)	119,422	2,459

Schedule of Investments
SmallCap Growth Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Industrial Gases (0.54%)			Medical - Biomedical/Gene (continued)
Airgas Inc	44,018 $	1,554	Bio-Rad Laboratories Inc (a)	9,454 $	601
			Celera Corp (a)	61,062	515
Instruments - Scientific (0.33%)			Cougar Biotechnology Inc (a)	22,400	654
FEI Co (a)	52,514	956	Emergent Biosolutions Inc (a)	14,110	309
			Halozyme Therapeutics Inc (a)	137,600	794
Internet Application Software (0.17%)
			Illumina Inc (a)	76,938	2,105
Cybersource Corp (a)	40,131	479
			Incyte Corp (a)	120,900	354
Internet Content - Entertainment (0.14%)			Martek Biosciences Corp (a)	57,340	1,517
Shanda Interactive Entertainment Ltd ADR (a)	13,668	398	Myriad Genetics Inc (a)	22,812	1,701
			OSI Pharmaceuticals Inc (a)	44,867	1,597
Internet Content - Information & News (0.12%)			Regeneron Pharmaceuticals Inc (a)	73,738	1,289
TheStreet.com Inc	131,662	359	Seattle Genetics Inc (a)	132,502	1,337
			Sequenom Inc (a)	57,720	1,279
Internet Incubators (0.18%)			United Therapeutics Corp (a)	17,161	1,166

Internet Capital Group Inc (a)	121,650	524			17,364

Internet Infrastructure Equipment (0.59%)			Medical - Drugs (0.68%)
Avocent Corp (a)	117,952	1,693	Array Biopharma Inc (a)	124,300	497
			Auxilium Pharmaceuticals Inc (a)	35,000	1,069
Internet Infrastructure Software (0.88%)			Rigel Pharmaceuticals Inc (a)	55,600	389

AsiaInfo Holdings Inc (a)	66,584	581			1,955

F5 Networks Inc (a)	87,700	1,945

			Medical - Generic Drugs (0.74%)
		2,526

			Par Pharmaceutical Cos Inc (a)	27,946	344
Internet Security (0.32%)			Perrigo Co	61,363	1,801

Blue Coat Systems Inc (a)	96,100	922			2,145

Internet Telephony (0.23%)			Medical - Outpatient & Home Medical Care (0.51%)
j2 Global Communications Inc (a)	34,030	666	LHC Group Inc (a)	54,900	1,461

Lasers - Systems & Components (0.47%)			Medical Information Systems (1.60%)
II-VI Inc (a)	72,162	1,359	Allscripts-Misys Healthcare Solutions Inc	30,945	260
			Computer Programs & Systems Inc	11,417	287
Machinery - Construction & Mining (0.09%)			Phase Forward Inc (a)	244,212	3,297
Bucyrus International Inc	16,823	261	Quality Systems Inc	20,410	761

					4,605

Machinery - General Industry (1.12%)
DXP Enterprises Inc (a)	33,380	454	Medical Instruments (4.24%)
Middleby Corp (a)	33,942	786	Bruker BioSciences Corp (a)	48,439	195
Wabtec Corp	66,665	1,995	Conmed Corp (a)	62,400	977

			CryoLife Inc (a)	28,501	235
		3,235

			Genomic Health Inc (a)	58,100	1,243
Machinery - Print Trade (0.07%)			Integra LifeSciences Holdings Corp (a)	70,100	1,945
Presstek Inc (a)	96,154	208	Natus Medical Inc (a)	82,700	640
			NuVasive Inc (a)	22,745	849
Machinery Tools & Related Products (0.38%)			Thoratec Corp (a)	132,700	3,844
Kennametal Inc	60,990	978
			Volcano Corp (a)	174,872	2,286

Thermadyne Holdings Corp (a)	36,810	129

					12,214

		1,107

			Medical Laboratory & Testing Service (1.30%)
Medical - Biomedical/Gene (6.02%)			Bio-Reference Labs Inc (a)	76,372	1,864
Acorda Therapeutics Inc (a)	28,200	692
Alexion Pharmaceuticals Inc (a)	39,442	1,454

Schedule of Investments
SmallCap Growth Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Laboratory & Testing Service			Oil Company - Exploration & Production (3.65%)
(continued)			Arena Resources Inc (a)	99,754 $	2,430
ICON PLC ADR (a)	93,200 $	1,873	Atlas Energy Resources LLC	28,008	416

		3,737	Comstock Resources Inc (a)	17,800	679

Medical Laser Systems (0.03%)			EXCO Resources Inc (a)	59,777	606
Biolase Technology Inc (a)	99,987	72	GMX Resources Inc (a)	43,606	989
			Mariner Energy Inc (a)	147,513	1,460
Medical Products (2.30%)			Penn Virginia Corp	28,423	585
BioMimetic Therapeutics Inc (a)	94,474	762	PetroHawk Energy Corp (a)	45,572	898
Cantel Medical Corp (a)	6,897	103	Whiting Petroleum Corp (a)	85,095	2,468

Cyberonics Inc (a)	29,858	460			10,531

Haemonetics Corp (a)	62,290	3,684
Luminex Corp (a)	42,704	870	Oil Field Machinery & Equipment (0.25%)
Wright Medical Group Inc (a)	36,578	759	T-3 Energy Services Inc (a)	56,100	715

		6,638	Patient Monitoring Equipment (0.56%)

Medical Sterilization Products (0.53%)			Masimo Corp (a)	45,688	1,269
STERIS Corp	57,800	1,537	Somanetics Corp (a)	24,135	353

					1,622

Metal Processors & Fabrication (0.34%)
CIRCOR International Inc	9,855	219	Pharmacy Services (0.10%)
Hawk Corp (a)	24,709	418	BioScrip Inc (a)	167,433	283
Kaydon Corp	12,990	353	Physical Therapy & Rehabilitation Centers (1.03%)

		990	Psychiatric Solutions Inc (a)	94,475	2,456

Miscellaneous Manufacturers (0.16%)			RehabCare Group Inc (a)	36,534	510

American Railcar Industries Inc	15,634	131			2,966

FreightCar America Inc	17,817	341	Physician Practice Management (0.29%)

		472	Mednax Inc (a)	25,201	846

MRI - Medical Diagnostic Imaging (0.15%)
Alliance Imaging Inc (a)	47,650	422	Power Converter & Supply Equipment (0.52%)
			A-Power Energy Generation Systems Ltd (a)	35,791	176
Multi-Line Insurance (0.53%)			Energy Conversion Devices Inc (a)	38,640	973
HCC Insurance Holdings Inc	64,948	1,520	Powell Industries Inc (a)	14,106	337

					1,486

Multimedia (0.73%)
Factset Research Systems Inc	52,629	2,095	Printing - Commercial (0.12%)
			VistaPrint Ltd (a)	15,480	355
Networking Products (0.66%)
Atheros Communications Inc (a)	47,196	567	Property & Casualty Insurance (0.71%)
BigBand Networks Inc (a)	79,488	402	Navigators Group Inc (a)	32,487	1,668
Ixia (a)	173,550	923	PMA Capital Corp (a)	66,857	368

		1,892			2,036

Non-Hazardous Waste Disposal (0.63%)			Quarrying (0.64%)
Waste Connections Inc (a)	62,320	1,809	Compass Minerals International Inc	30,870	1,857

Oil - Field Services (0.82%)			Reinsurance (0.23%)
Core Laboratories NV	18,122	1,218	Argo Group International Holdings Ltd (a)	21,742	676
Hornbeck Offshore Services Inc (a)	36,503	647	REITS - Healthcare (0.80%)
Tetra Technologies Inc (a)	96,167	499	Ventas Inc	82,312	2,294

		2,364

Schedule of Investments
SmallCap Growth Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Office Property (0.23%)			Semiconductor Component - Integrated
BioMed Realty Trust Inc	61,294 $	677	Circuits (continued)
			Power Integrations Inc	75,894 $	1,478

REITS - Single Tenant (0.26%)					3,218

National Retail Properties Inc	52,690	760	Semiconductor Equipment (0.26%)
			Amtech Systems Inc (a)	46,364	187
Research & Development (0.69%)			Varian Semiconductor Equipment
Kendle International Inc (a)	86,816	1,658	Associates Inc (a)	29,210	556

Parexel International Corp (a)	34,768	344			743

		2,002

			Software Tools (0.39%)
Respiratory Products (1.09%)			ArcSight Inc (a)	120,000	1,115
ResMed Inc (a)	79,071	3,155
			Steel - Producers (0.33%)
Retail - Apparel & Shoe (3.30%)			Steel Dynamics Inc	88,612	941
Aeropostale Inc (a)	136,720	2,886
Chico's FAS Inc (a)	335,500	1,328	Superconductor Production & Systems (0.17%)
Childrens Place Retail Stores Inc/The (a)	73,469	1,382	American Superconductor Corp (a)	30,899	500
Finish Line	64,361	306
Gymboree Corp (a)	15,300	375	Telecommunication Equipment (2.07%)
Phillips-Van Heusen Corp	87,902	1,672	Applied Signal Technology Inc	35,074	615
Wet Seal Inc/The (a)	600,332	1,567	Comtech Telecommunications Corp (a)	52,300	2,030

		9,516	Nice Systems Ltd ADR (a)	172,961	3,319

					5,964

Retail - Discount (0.52%)
99 Cents Only Stores (a)	177,680	1,489	Telecommunication Equipment - Fiber Optics (0.35%)
			Harmonic Inc (a)	194,885	1,004
Retail - Perfume & Cosmetics (0.26%)
Ulta Salon Cosmetics & Fragrance Inc (a)	127,593	744	Telecommunication Services (1.31%)
			NeuStar Inc (a)	51,518	702
Retail - Restaurants (3.07%)			Neutral Tandem Inc (a)	194,344	3,078

BJ's Restaurants Inc (a)	110,427	1,226			3,780

California Pizza Kitchen Inc (a)	42,598	441	Therapeutics (1.90%)
CKE Restaurants Inc	223,032	1,851	Allos Therapeutics Inc (a)	108,900	853
Panera Bread Co (a)	65,300	3,068	BioMarin Pharmaceutical Inc (a)	124,931	2,406
Texas Roadhouse Inc (a)	224,000	1,709	Isis Pharmaceuticals Inc (a)	64,086	905
Wendy's/Arby's Group Inc	107,454	542	Onyx Pharmaceuticals Inc (a)	43,629	1,328

		8,837			5,492

Retail - Sporting Goods (0.47%)			Toys (1.00%)
Hibbett Sports Inc (a)	99,800	1,358	Marvel Entertainment Inc (a)	105,160	2,893

Satellite Telecommunications (0.21%)			Transactional Software (0.23%)
GeoEye Inc (a)	35,400	611	Innerworkings Inc (a)	198,900	658

Schools (1.33%)			Transport - Marine (0.11%)
American Public Education Inc (a)	8,717	341	Genco Shipping & Trading Ltd	20,749	323
Capella Education Co (a)	37,350	2,067
Corinthian Colleges Inc (a)	56,805	1,061	Transport - Services (1.29%)
K12 Inc (a)	23,093	369	HUB Group Inc (a)	163,854	3,720

		3,838

			Transport - Truck (1.07%)
Semiconductor Component - Integrated Circuits (1.12%)			Landstar System Inc	75,790	2,719
Cirrus Logic Inc (a)	65,572	185
Hittite Microwave Corp (a)	60,700	1,555

Schedule of Investments
SmallCap Growth Fund II
January 31, 2009 (unaudited)

	Shares	Value	(a) Non-Income Producing Security
	Held	(000's)

COMMON STOCKS (continued)			Unrealized Appreciation (Depreciation)
			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Transport - Truck (continued)			of investments held by the fund as of the period end were as follows:
Old Dominion Freight Line Inc (a)	14,320 $	359

		3,078	Unrealized Appreciation	$ 13,594

Veterinary Diagnostics (0.43%)			Unrealized Depreciation	(123,770)

Neogen Corp (a)	14,500	380	Net Unrealized Appreciation (Depreciation)	(110,176)
VCA Antech Inc (a)	45,877	863	Cost for federal income tax purposes	394,039

		1,243	All dollar amounts are shown in thousands (000's)

Web Hosting & Design (0.19%)			Portfolio Summary (unaudited)

NIC Inc	100,009	534	Sector	Percent

Wireless Equipment (2.24%)			Consumer, Non-cyclical	30.03%
			Industrial	16.50%
Ceragon Networks Ltd (a)	148,300	837	Technology	13.57%
EMS Technologies Inc (a)	15,421	370	Consumer, Cyclical	11.84%
Globecomm Systems Inc (a)	11,737	60	Communications	11.05%
			Financial	9.06%
SBA Communications Corp (a)	157,949	3,143	Energy	4.90%
Viasat Inc (a)	92,661	2,053	Basic Materials	1.51%

		6,463	Other Assets in Excess of Liabilities, Net	1.54%

			TOTAL NET ASSETS	100.00%

TOTAL COMMON STOCKS		$ 270,269

	Principal		Other Assets Summary (unaudited)

	Amount	Value	Asset Type	Percent

	(000's)	(000's)	Futures	6.29%

SHORT TERM INVESTMENTS (2.39%)
Commercial Paper (2.39%)
Investment in Joint Trading Account; HSBC
Funding
0.27%, 2/ 2/2009	$ 3,444 $	3,444
Investment in Joint Trading Account;
Prudential Funding
0.27%, 2/ 2/2009	3,444	3,444

		6,888

TOTAL SHORT TERM INVESTMENTS		$ 6,888

REPURCHASE AGREEMENTS (2.33%)
Money Center Banks (2.33%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.25%
dated 1/30/2009 maturing 2/02/2009
(collateralized by Sovereign Agency
Issues; $3,454,000; 0.00% - 4.88%; dated
07/27/09 - 06/13/18)	$ 3,353 $	3,353
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.25%; dated 1/30/2009 maturing
2/02/2009 (collateralized by Sovereign
Agency Issues; $3,454,000; 0.00% -
5.965%; dated 02/06/09 - 05/26/27)	3,353	3,353

		6,706

TOTAL REPURCHASE AGREEMENTS		$ 6,706

Total Investments		$ 283,863
Other Assets in Excess of Liabilities, Net - 1.54%		4,447

TOTAL NET ASSETS - 100.00%		$ 288,310

		321

Schedule of Investments
SmallCap Growth Fund II
January 31, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; March 2009	Buy	410	$ 19,198	$ 18,146	$ (1,052)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
SmallCap Growth Fund III
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.99%)			COMMON STOCKS (continued)
Aerospace & Defense (1.56%)			Computers - Integrated Systems (0.99%)
Aerovironment Inc (a)	67,600 $	2,505	Integral Systems Inc/MD (a)	146,300 $	1,599

Aerospace & Defense Equipment (1.93%)			Computers - Memory Devices (1.38%)
Argon ST Inc (a)	20,100	385	Data Domain Inc (a)	170,571	2,221
Heico Corp	30,200	1,194
Orbital Sciences Corp (a)	90,720	1,521	Computers - Peripheral Equipment (1.87%)

		3,100	Compellent Technologies Inc (a)	132,766	1,606

			Synaptics Inc (a)	59,763	1,409

Airlines (2.85%)					3,015

Alaska Air Group Inc (a)	85,800	2,262
Allegiant Travel Co (a)	22,770	814	Consulting Services (0.56%)
Delta Air Lines Inc (a)	39,700	274	ICF International Inc (a)	37,900	899
JetBlue Airways Corp (a)	219,998	1,238

			Consumer Products - Miscellaneous (1.34%)
		4,588

			Scotts Miracle-Gro Co/The	66,900	2,156
Alternative Waste Tech (1.04%)
Calgon Carbon Corp (a)	133,100	1,673	Cosmetics & Toiletries (2.13%)
			Alberto-Culver Co	71,000	1,736
Apparel Manufacturers (1.90%)			Chattem Inc (a)	25,100	1,697

Carter's Inc (a)	179,823	3,055			3,433

Applications Software (1.89%)			Data Processing & Management (0.22%)
Nuance Communications Inc (a)	309,176	3,048	Commvault Systems Inc (a)	26,700	354

Auto/Truck Parts & Equipment - Original (0.63%)			Distribution & Wholesale (1.09%)
Fuel Systems Solutions Inc (a)	38,700	1,012	Owens & Minor Inc	44,100	1,754

Broadcasting Services & Programming (1.24%)			E-Commerce - Services (0.31%)
DG FastChannel Inc (a)	119,300	1,729	NetFlix Inc (a)	13,800	499
RHI Entertainment Inc (a)	61,839	261

			Electric - Transmission (1.44%)
		1,990

			ITC Holdings Corp	55,100	2,313
Building - Heavy Construction (0.65%)
Granite Construction Inc	29,900	1,053	Electronic Components - Semiconductors (2.39%)
			Monolithic Power Systems Inc (a)	91,000	1,106
Building & Construction - Miscellaneous (0.53%)			Netlogic Microsystems Inc (a)	129,109	2,738

MYR Group Inc/Delaware (a)	58,700	845			3,844

Canada (0.34%)			Electronic Measurement Instruments (0.91%)
Open Text Corp (a)	15,700	550	Axsys Technologies Inc (a)	34,254	1,463

Coffee (0.77%)			Enterprise Software & Services (4.92%)
Green Mountain Coffee Roasters Inc (a)	32,500	1,243	Ariba Inc (a)	191,100	1,460
			Concur Technologies Inc (a)	102,725	2,536
Commercial Banks (0.24%)			Sybase Inc (a)	143,306	3,914

Prosperity Bancshares Inc	14,000	379			7,910

Commercial Services - Finance (1.09%)			E-Services - Consulting (0.24%)
Bankrate Inc (a)	13,700	457	Websense Inc (a)	34,400	385
Coinstar Inc (a)	56,200	1,292	Finance - Investment Banker & Broker (1.39%)

		1,749	Greenhill & Co Inc	34,450	2,240

Schedule of Investments
SmallCap Growth Fund III
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Baking (1.65%)			Medical Products (continued)
Flowers Foods Inc	123,300 $	2,650	Wright Medical Group Inc (a)	172,484 $	3,577

					11,637

Food - Canned (2.39%)
TreeHouse Foods Inc (a)	145,700	3,845	MRI - Medical Diagnostic Imaging (1.03%)
			Alliance Imaging Inc (a)	187,400	1,660
Food - Miscellaneous/Diversified (2.01%)
American Italian Pasta Co (a)	136,994	3,236	Oil Company - Exploration & Production (1.95%)
			EXCO Resources Inc (a)	120,411	1,221
Footwear & Related Apparel (1.51%)			Penn Virginia Corp	92,800	1,912

Deckers Outdoor Corp (a)	27,500	1,437			3,133

Steven Madden Ltd (a)	56,900	989	Patient Monitoring Equipment (1.20%)

		2,426	Masimo Corp (a)	69,526	1,931

Gold Mining (1.27%)
Royal Gold Inc	42,601	2,048	Property & Casualty Insurance (0.75%)
			Tower Group Inc	47,900	1,201
Hazardous Waste Disposal (0.79%)
Clean Harbors Inc (a)	23,700	1,268	Real Estate Operator & Developer (0.21%)
			Meruelo Maddux Properties Inc (a)	810,430	332
Identification Systems - Development (1.14%)
Cogent Inc (a)	158,300	1,843	Retail - Apparel & Shoe (1.64%)
			Aeropostale Inc (a)	69,600	1,469
Internet Application Software (1.28%)			Buckle Inc/The	55,300	1,170

Vocus Inc (a)	134,718	2,056			2,639

			Retail - Gardening Products (0.28%)
Internet Infrastructure Software (2.18%)			Tractor Supply Co (a)	13,500	455
F5 Networks Inc (a)	158,100	3,505
			Schools (6.35%)
Leisure & Recreation Products (1.53%)			American Public Education Inc (a)	84,400	3,305
WMS Industries Inc (a)	110,549	2,456	Capella Education Co (a)	29,940	1,657
Medical - Biomedical/Gene (5.14%)			Corinthian Colleges Inc (a)	99,300	1,855
Alexion Pharmaceuticals Inc (a)	94,800	3,495	Strayer Education Inc	15,700	3,398

Illumina Inc (a)	93,900	2,569			10,215

Martek Biosciences Corp (a)	35,300	934	Telecommunication Equipment (0.77%)
Myriad Genetics Inc (a)	17,100	1,275	Nice Systems Ltd ADR (a)	64,900	1,245

		8,273

			Therapeutics (0.49%)
Medical - Generic Drugs (1.16%)			BioMarin Pharmaceutical Inc (a)	40,800	786
Perrigo Co	63,507	1,864
			Transactional Software (3.49%)
Medical Information Systems (3.50%)			Solera Holdings Inc (a)	233,200	5,618
athenahealth Inc (a)	156,100	5,632
			Wireless Equipment (3.53%)
Medical Instruments (4.68%)			SBA Communications Corp (a)	285,200	5,676

NuVasive Inc (a)	110,497	4,126
			TOTAL COMMON STOCKS	$ 156,032

Thoratec Corp (a)	117,400	3,401

		7,527

Medical Products (7.23%)
Haemonetics Corp (a)	57,138	3,380
Hanger Orthopedic Group Inc (a)	193,500	2,641
PSS World Medical Inc (a)	128,400	2,039

		Schedule of Investments
	SmallCap Growth Fund III
		January 31, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (0.34%)
Money Center Banks (0.34%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.25%
dated 1/30/2009 maturing 2/02/2009
(collateralized by Sovereign Agency
Issues; $279,000; 0.00% - 4.88%; dated
07/27/09 - 06/13/18)	$ 271 $	271
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.25%; dated 1/30/2009 maturing
2/02/2009 (collateralized by Sovereign
Agency Issues; $279,000; 0.00% -
5.965%; dated 02/06/09 - 05/26/27)	271	271

		542

TOTAL REPURCHASE AGREEMENTS	$ 542

Total Investments	$ 156,574
Other Assets in Excess of Liabilities, Net - 2.67%		4,301

TOTAL NET ASSETS - 100.00%	$ 160,875

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 6,519
Unrealized Depreciation		(24,744)

Net Unrealized Appreciation (Depreciation)		(18,225)
Cost for federal income tax purposes		174,799
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Consumer, Non-cyclical		39.23%
Technology		21.00%
Consumer, Cyclical		11.43%
Communications		9.54%
Industrial		8.55%
Financial		2.92%
Energy		1.95%
Utilities		1.44%
Basic Materials		1.27%
Other Assets in Excess of Liabilities, Net		2.67%

TOTAL NET ASSETS		100.00%

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.04%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.20%)			Audio & Video Products (0.08%)
Ceradyne Inc (a)	26,858 $	613	Audiovox Corp (a)	18,933 $	86
			Universal Electronics Inc (a)	14,294	161

Advertising Services (0.11%)					247

inVentiv Health Inc (a)	34,002	324
			Auto - Truck Trailers (0.03%)
Aerospace & Defense (1.14%)			Wabash National Corp	31,383	89
Aerovironment Inc (a)	16,099	597
Cubic Corp	15,846	430	Auto Repair Centers (0.04%)
Esterline Technologies Corp (a)	30,295	1,093	Midas Inc (a)	14,323	125
National Presto Industries Inc	4,899	329	Auto/Truck Parts & Equipment - Original (0.13%)
Teledyne Technologies Inc (a)	36,667	1,022	Spartan Motors Inc	33,412	145

		3,471	Superior Industries International Inc	23,717	244

Aerospace & Defense Equipment (1.95%)					389

AAR Corp (a)	39,607	719	Auto/Truck Parts & Equipment - Replacement (0.10%)
Curtiss-Wright Corp	45,977	1,485	ATC Technology Corp/IL (a)	20,736	270
GenCorp Inc (a)	50,049	145	Standard Motor Products Inc	12,230	29

Kaman Corp	26,028	497			299

Moog Inc (a)	43,684	1,309
Orbital Sciences Corp (a)	60,117	1,008	Batteries & Battery Systems (0.18%)
Triumph Group Inc	16,949	767	Greatbatch Inc (a)	23,422	546

		5,930	Brewery (0.09%)

Agricultural Operations (0.10%)			Boston Beer Co Inc (a)	10,290	260
Andersons Inc/The	18,605	305
			Building - Maintenance & Service (0.22%)
Airlines (0.30%)			ABM Industries Inc	45,174	671
Skywest Inc	58,300	912
			Building - Mobile Home & Manufactured Housing (0.11%)
Alternative Waste Tech (0.36%)			Champion Enterprises Inc (a)	79,517	37
Calgon Carbon Corp (a)	55,262	695	Skyline Corp	6,948	139
Darling International Inc (a)	83,680	384	Winnebago Industries	29,719	164

		1,079			340

Apparel Manufacturers (0.61%)			Building - Residential & Commercial (0.20%)
Carter's Inc (a)	57,567	978	M/I Homes Inc	14,335	127
Maidenform Brands Inc (a)	19,166	171	Meritage Homes Corp (a)	31,377	346
Oxford Industries Inc	13,932	93	Standard Pacific Corp (a)	94,381	133

Quiksilver Inc (a)	129,812	273			606

True Religion Apparel Inc (a)	18,756	214	Building & Construction - Miscellaneous (0.18%)
Volcom Inc (a)	16,195	134	Insituform Technologies Inc (a)	28,554	536

		1,863

Applications Software (0.44%)			Building & Construction Products -
EPIQ Systems Inc (a)	36,336	644	Miscellaneous (0.59%)
			Drew Industries Inc (a)	19,773	171
Progress Software Corp (a)	40,708	694	Gibraltar Industries Inc	27,588	282

		1,338	NCI Building Systems Inc (a)	20,165	234

Athletic Equipment (0.01%)			Quanex Building Products Corp	38,496	327
Nautilus Inc (a)	22,845	32	Simpson Manufacturing Co Inc	38,283	768

					1,782

Athletic Footwear (0.10%)
K-Swiss Inc	27,433	294

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Building Products - Air & Heating (0.44%)			Commercial Banks (6.46%)
Lennox International Inc	48,107 $	1,352	Bank Mutual Corp	49,383 $	436
			Cascade Bancorp	28,713	67
Building Products - Cement & Aggregate (0.48%)			Central Pacific Financial Corp	29,367	198
Eagle Materials Inc	44,512	805	Columbia Banking System Inc	18,555	165
Texas Industries Inc	28,150	639	Community Bank System Inc	33,356	599

		1,444	Corus Bankshares Inc	31,845	35

Building Products - Doors & Windows (0.10%)			East West Bancorp Inc	65,083	618
Apogee Enterprises Inc	28,453	292	First Bancorp/Puerto Rico	77,546	551
			First Commonwealth Financial Corp	75,123	720
Building Products - Wood (0.12%)			First Financial Bancorp	32,567	264
Universal Forest Products Inc	17,159	360	First Financial Bankshares Inc	21,256	944
			First Midwest Bancorp Inc/IL	49,671	497
Casino Hotels (0.04%)			Frontier Financial Corp	48,070	85
Monarch Casino & Resort Inc (a)	11,701	120
			Glacier Bancorp Inc	61,193	939
Casino Services (0.06%)			Hancock Holding Co	24,335	666
Shuffle Master Inc (a)	56,777	192	Hanmi Financial Corp	38,011	73
			Home Bancshares Inc/Conway AR	13,586	280
Chemicals - Diversified (0.01%)			Independent Bank Corp/MI	19,526	31
Georgia Gulf Corp	30,662	29	Independent Bank Corp/Rockland MA	16,640	309
			Irwin Financial Corp	19,435	46
Chemicals - Other (0.10%)			Nara Bancorp Inc	22,781	135
American Vanguard Corp	20,648	293	National Penn Bancshares Inc	81,851	792
			Old National Bancorp/IN	67,759	863
Chemicals - Plastics (0.20%)			PrivateBancorp Inc	28,153	410
PolyOne Corp (a)	94,582	194
			Prosperity Bancshares Inc	41,921	1,134
Schulman A Inc	26,714	405

			Provident Bankshares Corp	34,331	220
		599

			S&T Bancorp Inc	23,977	610
Chemicals - Specialty (1.12%)			Signature Bank/New York NY (a)	35,965	924
Arch Chemicals Inc	25,439	570	South Financial Group Inc/The	75,549	142
Balchem Corp	18,593	415	Sterling Bancorp/NY	18,443	203
HB Fuller Co	49,507	692	Sterling Bancshares Inc/TX	74,850	416
NewMarket Corp	12,572	396	Sterling Financial Corp/WA	53,293	99
OM Group Inc (a)	31,149	604	Susquehanna Bancshares Inc	88,030	968
Penford Corp	11,503	100	Tompkins Financial Corp	6,821	342
Quaker Chemical Corp	11,074	126	Trustco Bank Corp NY	77,554	520
Stepan Co	7,376	271	UCBH Holdings Inc	113,564	265
Zep Inc	22,145	243	UMB Financial Corp	30,131	1,167

		3,417	Umpqua Holdings Corp	61,462	602

Circuit Boards (0.21%)			United Bankshares Inc	38,542	809
Park Electrochemical Corp	20,925	367	United Community Banks Inc/GA	41,674	215
TTM Technologies Inc (a)	43,761	264	Whitney Holding Corp/LA	65,438	850

		631	Wilshire Bancorp Inc	19,837	136

			Wintrust Financial Corp	24,257	324

Coffee (0.31%)
					19,669

Green Mountain Coffee Roasters Inc (a)	17,829	682
Peet's Coffee & Tea Inc (a)	12,193	248	Commercial Services (0.94%)

		930	Arbitron Inc	26,972	405

			Healthcare Services Group	43,961	673
Collectibles (0.03%)
			HMS Holdings Corp (a)	25,713	796
RC2 Corp (a)	17,629	102
			Live Nation Inc (a)	79,931	418

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Services (continued)			Consulting Services (continued)
Pre-Paid Legal Services Inc (a)	7,719 $	259	Watson Wyatt Worldwide Inc	43,506 $	2,023

Startek Inc (a)	11,798	55			3,045

Ticketmaster Entertainment Inc (a)	40,939	244	Consumer Products - Miscellaneous (0.29%)

		2,850	Central Garden and Pet Co - A Shares (a)	72,775	437

Commercial Services - Finance (0.62%)			Russ Berrie & Co Inc (a)	17,202	29
Bankrate Inc (a)	14,214	474	WD-40 Co	16,867	423

Coinstar Inc (a)	28,876	663			889

Heartland Payment Systems Inc	25,006	227	Containers - Paper & Plastic (0.40%)
Rewards Network Inc (a)	27,603	73	Rock-Tenn Co	39,087	1,218
Wright Express Corp (a)	39,621	462

		1,899	Cosmetics & Toiletries (0.43%)

Communications Software (0.11%)			Chattem Inc (a)	19,337	1,307
Digi International Inc (a)	25,948	197
			Data Processing & Management (0.17%)
Smith Micro Software Inc (a)	28,468	151

			CSG Systems International Inc (a)	35,768	519
		348

Computer Services (0.92%)			Decision Support Software (0.16%)
CACI International Inc (a)	30,560	1,380	SPSS Inc (a)	18,551	476
Ciber Inc (a)	54,669	238
Insight Enterprises Inc (a)	46,599	241	Diagnostic Kits (0.29%)
Manhattan Associates Inc (a)	24,571	377	Meridian Bioscience Inc	41,212	876
SYKES Enterprises Inc (a)	34,160	571	Disposable Medical Products (0.28%)

		2,807	ICU Medical Inc (a)	12,924	394

Computer Software (0.29%)			Merit Medical Systems Inc (a)	28,680	442

Avid Technology Inc (a)	31,098	311			836

Blackbaud Inc	44,238	493	Distribution & Wholesale (1.94%)
Phoenix Technologies Ltd (a)	29,448	76	Brightpoint Inc (a)	52,582	246

		880	Fossil Inc (a)	45,623	527

Computers - Integrated Systems (0.83%)			MWI Veterinary Supply Inc (a)	12,382	259
Agilysys Inc	23,264	83	Owens & Minor Inc	42,297	1,682
Catapult Communications Corp (a)	8,173	56	Pool Corp	49,003	777
Integral Systems Inc/MD (a)	17,492	191	Scansource Inc (a)	26,995	505
Mercury Computer Systems Inc (a)	23,183	139	School Specialty Inc (a)	16,324	269
Micros Systems Inc (a)	82,169	1,183	United Stationers Inc (a)	24,061	674
MTS Systems Corp	17,304	453	Watsco Inc	28,952	957

Radiant Systems Inc (a)	28,186	98			5,896

Radisys Corp (a)	23,371	111	Diversified Manufacturing Operations (1.53%)
Stratasys Inc (a)	20,667	221	Actuant Corp	57,427	946

		2,535	Acuity Brands Inc	41,264	1,109

Computers - Memory Devices (0.02%)			AO Smith Corp	23,092	635
Hutchinson Technology Inc (a)	23,451	74	Barnes Group Inc	43,908	496
			EnPro Industries Inc (a)	20,726	379
Computers - Peripheral Equipment (0.27%)			Griffon Corp (a)	49,562	493
Synaptics Inc (a)	34,529	814	Lydall Inc (a)	17,024	63
			Standex International Corp	12,795	197
Consulting Services (1.00%)
Forrester Research Inc (a)	15,625	327	Tredegar Corp	19,755	326

MAXIMUS Inc	18,709	695			4,644

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Minerals (0.11%)			Electronic Measurement Instruments (1.10%)
AMCOL International Corp	23,008 $	333	Analogic Corp	13,532 $	338
			Axsys Technologies Inc (a)	9,378	401
Diversified Operations & Commercial Services (0.48%)			FARO Technologies Inc (a)	17,066	256
Chemed Corp	22,868	918	Itron Inc (a)	35,241	2,301
Viad Corp	20,929	465	Keithley Instruments Inc	13,997	49

Volt Information Sciences Inc (a)	13,045	69			3,345

		1,452

			Electronic Security Devices (0.25%)
Drug Delivery Systems (0.08%)			American Science & Engineering Inc	9,038	705
Noven Pharmaceuticals Inc (a)	25,451	253	LoJack Corp (a)	17,736	67

					772

E-Commerce - Products (0.27%)
Blue Nile Inc (a)	14,812	299	Energy - Alternate Sources (0.06%)
NutriSystem Inc	30,252	390	Headwaters Inc (a)	43,204	196
Stamps.com Inc (a)	14,534	119

		808	Engineering - Research & Development Services (0.45%)

			EMCOR Group Inc (a)	66,924	1,378
Electric - Integrated (2.25%)
Allete Inc	27,160	845	Engines - Internal Combustion (0.25%)
Avista Corp	55,642	1,059	Briggs & Stratton Corp	50,920	753
Central Vermont Public Service Corp	11,742	265
CH Energy Group Inc	16,134	816	Enterprise Software & Services (1.29%)
Cleco Corp	61,568	1,407	Concur Technologies Inc (a)	43,420	1,072
El Paso Electric Co (a)	45,826	758	Epicor Software Corp (a)	61,243	217
UIL Holdings Corp	25,820	682	Informatica Corp (a)	89,631	1,144
Unisource Energy Corp	36,283	1,025	JDA Software Group Inc (a)	27,954	313

		6,857	Omnicell Inc (a)	32,006	250

			SYNNEX Corp (a)	19,133	293
Electric Products - Miscellaneous (0.11%)			Taleo Corp (a)	31,291	264
Littelfuse Inc (a)	22,195	340	Tyler Technologies Inc (a)	30,082	379

Electronic Components - Miscellaneous (0.90%)					3,932

Bel Fuse Inc	11,811	180	Entertainment Software (0.27%)
Benchmark Electronics Inc (a)	66,561	782	Take-Two Interactive Software Inc (a)	79,329	557
CTS Corp	34,461	177	THQ Inc (a)	68,549	271

Daktronics Inc	34,904	301			828

Methode Electronics Inc	38,681	179	Environmental Consulting & Engineering (0.47%)
Plexus Corp (a)	40,201	581	Tetra Tech Inc (a)	61,208	1,422
Rogers Corp (a)	18,413	451
Technitrol Inc	41,910	92	E-Services - Consulting (0.21%)

		2,743	Perficient Inc (a)	33,120	130

Electronic Components - Semiconductors (0.81%)			Websense Inc (a)	46,005	515

Actel Corp (a)	26,337	238			645

Diodes Inc (a)	33,152	215	Fiduciary Banks (0.10%)
DSP Group Inc (a)	27,448	179	Boston Private Financial Holdings Inc	65,166	307
Kopin Corp (a)	69,305	109
Microsemi Corp (a)	82,867	696	Filtration & Separation Products (0.52%)
Skyworks Solutions Inc (a)	169,451	732	CLARCOR Inc	51,905	1,575
Supertex Inc (a)	13,135	298

		2,467	Finance - Consumer Loans (0.23%)

			Portfolio Recovery Associates Inc (a)	15,621	369

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Finance - Consumer Loans (continued)			Gambling (Non-Hotel) (0.14%)
World Acceptance Corp (a)	16,558 $	317	Pinnacle Entertainment Inc (a)	61,315 $	416

		686

			Garden Products (0.35%)
Finance - Investment Banker & Broker (1.63%)			Toro Co	36,305	1,075
Greenhill & Co Inc	18,560	1,206
Investment Technology Group Inc (a)	44,182	958	Gas - Distribution (3.43%)
LaBranche & Co Inc (a)	53,670	368	Atmos Energy Corp	93,161	2,287
optionsXpress Holdings Inc	43,510	474	Laclede Group Inc/The	22,606	1,026
Piper Jaffray Cos (a)	15,398	442	New Jersey Resources Corp	43,057	1,726
Stifel Financial Corp (a)	26,223	919	Northwest Natural Gas Co	27,060	1,162
SWS Group Inc	28,060	411	Piedmont Natural Gas Co	74,909	1,941
TradeStation Group Inc (a)	32,637	180	South Jersey Industries Inc	30,390	1,134

		4,958	Southwest Gas Corp	44,891	1,156

Finance - Leasing Company (0.19%)					10,432

Financial Federal Corp	26,260	570	Health Care Cost Containment (0.05%)
			Corvel Corp (a)	8,094	143
Firearms & Ammunition (0.04%)
Sturm Ruger & Co Inc (a)	19,892	132	Home Furnishings (0.14%)
			Bassett Furniture Industries Inc	11,777	39
Food - Canned (0.28%)			Ethan Allen Interiors Inc	29,347	334
TreeHouse Foods Inc (a)	32,235	851	La-Z-Boy Inc	52,614	51

Food - Miscellaneous/Diversified (0.83%)					424

Cal-Maine Foods Inc	12,889	349	Hotels & Motels (0.07%)
Diamond Foods Inc	16,730	430	Marcus Corp	21,569	223
Hain Celestial Group Inc (a)	41,348	629
J&J Snack Foods Corp	14,248	497	Human Resources (0.66%)
Lance Inc	32,215	607	Administaff Inc	22,537	475

		2,512	AMN Healthcare Services Inc (a)	33,299	226

			CDI Corp	13,139	141
Food - Retail (0.07%)			Cross Country Healthcare Inc (a)	31,459	236
Great Atlantic & Pacific Tea Co (a)	30,885	220	Gevity HR Inc	25,239	51
Food - Wholesale & Distribution (0.55%)			Heidrick & Struggles International Inc	16,720	254
Nash Finch Co	13,083	563	On Assignment Inc (a)	36,491	169
Spartan Stores Inc	22,578	420	Spherion Corp (a)	52,628	75
United Natural Foods Inc (a)	43,854	681	TrueBlue Inc (a)	44,336	377

		1,664			2,004

Footwear & Related Apparel (0.83%)			Identification Systems - Development (0.48%)
CROCS Inc (a)	84,844	102	Brady Corp	53,460	1,118
Deckers Outdoor Corp (a)	13,360	698	Checkpoint Systems Inc (a)	39,560	354

Iconix Brand Group Inc (a)	59,583	493			1,472

Skechers U.S.A. Inc (a)	33,944	338	Industrial Audio & Video Products (0.01%)
Wolverine World Wide Inc	50,026	907	Sonic Solutions Inc (a)	27,154	36

		2,538

			Industrial Automation & Robots (0.40%)
Forestry (0.14%)			Cognex Corp	40,432	528
Deltic Timber Corp	10,799	427	Gerber Scientific Inc (a)	24,668	77
Funeral Services & Related Items (0.38%)			Intermec Inc (a)	49,878	620

Hillenbrand Inc	63,207	1,169			1,225

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Instruments - Controls (0.22%)			Machinery - Construction & Mining (0.16%)
Watts Water Technologies Inc	29,885 $	666	Astec Industries Inc (a)	20,156 $	495

Instruments - Scientific (0.53%)			Machinery - Electrical (0.59%)
Dionex Corp (a)	18,366	930	Baldor Electric Co	47,272	662
FEI Co (a)	37,960	691	Regal-Beloit Corp	32,994	1,121

		1,621			1,783

Internet Application Software (0.68%)			Machinery - Farm (0.11%)
Cybersource Corp (a)	71,078	848	Lindsay Corp	12,523	326
DealerTrack Holdings Inc (a)	40,716	464
Interwoven Inc (a)	47,123	743	Machinery - General Industry (0.88%)

		2,055	Albany International Corp	27,186	272

			Applied Industrial Technologies Inc	37,212	588
Internet Connectivity Services (0.04%)			Gardner Denver Inc (a)	52,885	1,151
PC-Tel Inc	18,643	120	Intevac Inc (a)	22,280	98
Internet Content - Information & News (0.16%)			Robbins & Myers Inc	33,518	579

Infospace Inc (a)	35,343	283			2,688

Knot Inc/The (a)	29,387	202	Machinery - Material Handling (0.07%)

		485	Cascade Corp	8,654	198

Internet Security (0.13%)			Medical - Biomedical/Gene (1.20%)
Blue Coat Systems Inc (a)	39,916	383	Arqule Inc (a)	28,886	114
Internet Telephony (0.29%)			Cambrex Corp (a)	29,823	98
j2 Global Communications Inc (a)	44,861	878	Cubist Pharmaceuticals Inc (a)	58,249	1,247
			Enzo Biochem Inc (a)	33,249	163
Investment Management & Advisory Services (0.03%)			Martek Biosciences Corp (a)	33,856	895
National Financial Partners Corp	40,567	104	Regeneron Pharmaceuticals Inc (a)	64,324	1,124

					3,641

Lasers - Systems & Components (0.48%)
Cymer Inc (a)	30,265	617	Medical - Drugs (0.70%)
			PharMerica Corp (a)	31,143	512
Electro Scientific Industries Inc (a)	27,597	174
			Salix Pharmaceuticals Ltd (a)	49,131	393
II-VI Inc (a)	24,824	468
			Savient Pharmaceuticals Inc (a)	48,368	268
Newport Corp (a)	36,806	197

			Viropharma Inc (a)	80,439	965

		1,456

					2,138

Leisure & Recreation Products (0.47%)
Brunswick Corp/DE	89,631	249	Medical - Generic Drugs (0.14%)
			Par Pharmaceutical Cos Inc (a)	35,265	434
Multimedia Games Inc (a)	23,646	41
WMS Industries Inc (a)	51,141	1,136	Medical - HMO (1.62%)

		1,426	AMERIGROUP Corp (a)	54,142	1,514

Life & Health Insurance (0.28%)			Centene Corp (a)	43,858	778
Delphi Financial Group Inc	42,183	640	Healthspring Inc (a)	50,859	886
Presidential Life Corp	22,069	213	Magellan Health Services Inc (a)	41,353	1,498

		853	Molina Healthcare Inc (a)	14,313	251

Linen Supply & Related Items (0.24%)					4,927

G&K Services Inc	19,389	358	Medical - Hospitals (0.04%)
Unifirst Corp/MA	14,620	383	Medcath Corp (a)	20,035	126

		741

			Medical - Nursing Homes (0.11%)
			Odyssey HealthCare Inc (a)	33,520	333

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical - Outpatient & Home Medical Care (1.14%)			Metal Processors & Fabrication (continued)
Air Methods Corp (a)	10,918 $	213	Mueller Industries Inc	37,967 $	764

Amedisys Inc (a)	27,593	1,137			2,101

Amsurg Corp (a)	32,155	630	Metal Products - Distribution (0.07%)
Gentiva Health Services Inc (a)	29,467	745	AM Castle & Co	16,899	143
LHC Group Inc (a)	15,079	401	Lawson Products Inc	4,269	82

Res-Care Inc (a)	26,182	355			225

		3,481

			Miscellaneous Manufacturers (0.14%)
Medical Information Systems (0.58%)			John Bean Technologies Corp	28,156	273
Eclipsys Corp (a)	55,871	490	Movado Group Inc	18,458	142

Phase Forward Inc (a)	43,841	592			415

Quality Systems Inc	18,517	690

		1,772	Multi-Line Insurance (0.15%)

			United Fire & Casualty Co	22,975	461
Medical Instruments (1.10%)
Abaxis Inc (a)	22,373	354	Multimedia (0.02%)
Conmed Corp (a)	29,667	464	4Kids Entertainment Inc (a)	12,169	20
CryoLife Inc (a)	28,761	237	EW Scripps Co	29,708	48

Datascope Corp	13,654	723			68

Integra LifeSciences Holdings Corp (a)	20,064	557	Networking Products (0.65%)
Kensey Nash Corp (a)	11,876	246	Adaptec Inc (a)	124,597	348
Natus Medical Inc (a)	28,601	221	Anixter International Inc (a)	30,675	827
SurModics Inc (a)	15,519	308	Black Box Corp	17,923	391
Symmetry Medical Inc (a)	36,628	251	Netgear Inc (a)	36,052	401

		3,361			1,967

Medical Laboratory & Testing Service (0.10%)			Non-Ferrous Metals (0.19%)
Bio-Reference Labs Inc (a)	11,911	291	Brush Engineered Materials Inc (a)	20,743	260
Medical Laser Systems (0.07%)			RTI International Metals Inc (a)	23,509	313

LCA-Vision Inc	18,959	48			573

Palomar Medical Technologies Inc (a)	18,552	164	Office Furnishings - Original (0.08%)

		212	Interface Inc	57,403	234

Medical Products (2.20%)			Office Supplies & Forms (0.03%)
American Medical Systems Holdings Inc (a)	74,921	802	Standard Register Co/The	12,942	94
Cooper Cos Inc/The	46,004	873
Cyberonics Inc (a)	23,719	365	Oil - Field Services (1.43%)
Haemonetics Corp (a)	25,854	1,529	Basic Energy Services Inc (a)	23,753	228
Invacare Corp	32,862	626	CARBO Ceramics Inc	20,751	746
Osteotech Inc (a)	18,320	56	Hornbeck Offshore Services Inc (a)	23,537	418
PSS World Medical Inc (a)	61,855	982	Matrix Service Co (a)	26,662	141
West Pharmaceutical Services Inc	33,444	1,111	Oil States International Inc (a)	50,898	932
Zoll Medical Corp (a)	21,529	345	SEACOR Holdings Inc (a)	20,419	1,328

		6,689	Superior Well Services Inc (a)	16,878	155

Metal - Aluminum (0.07%)			Tetra Technologies Inc (a)	76,693	398

Century Aluminum Co (a)	56,392	200			4,346

			Oil & Gas Drilling (0.40%)
Metal Processors & Fabrication (0.69%)			Atwood Oceanics Inc (a)	56,946	948
CIRCOR International Inc	17,272	384	Pioneer Drilling Co (a)	51,100	254

Kaydon Corp	35,013	953			1,202

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Oil Company - Exploration & Production (1.13%)			Private Corrections (0.25%)
Penn Virginia Corp	42,772 $	881	Geo Group Inc/The (a)	52,234 $	773
Petroleum Development Corp (a)	15,193	262
Petroquest Energy Inc (a)	44,333	281	Property & Casualty Insurance (2.59%)
St Mary Land & Exploration Co	63,575	1,230	American Physicians Capital Inc	8,232	350
Stone Energy Corp (a)	35,462	304	Amerisafe Inc (a)	19,260	361
Swift Energy Co (a)	31,541	483	Infinity Property & Casualty Corp	14,636	562

		3,441	Navigators Group Inc (a)	13,550	696

			ProAssurance Corp (a)	34,250	1,618
Oil Field Machinery & Equipment (0.60%)			RLI Corp	18,169	1,026
Dril-Quip Inc (a)	30,715	752	Safety Insurance Group Inc	16,673	584
Gulf Island Fabrication Inc	14,596	184	Selective Insurance Group	53,942	828
Lufkin Industries Inc	15,185	531	Stewart Information Services Corp	18,559	275
NATCO Group Inc (a)	20,691	354	Tower Group Inc	20,729	520

		1,821	Zenith National Insurance Corp	38,083	1,068

Oil Refining & Marketing (0.32%)					7,888

Holly Corp	41,649	973
			Protection - Safety (0.21%)
Paper & Related Products (0.38%)			Landauer Inc	9,514	652
Buckeye Technologies Inc (a)	39,503	115
			Publicly Traded Investment Fund (0.69%)
Clearwater Paper Corp (a)	11,538	131	iShares S&P SmallCap 600 Index Fund	54,300	2,106
Neenah Paper Inc	14,918	101
Schweitzer-Mauduit International Inc	15,745	337	Publishing - Newspapers (0.01%)
Wausau Paper Corp	49,882	474	AH Belo Corp	18,004	36

		1,158

Pharmacy Services (0.28%)			Real Estate Operator & Developer (0.13%)
Catalyst Health Solutions Inc (a)	39,159	862	Forestar Group Inc (a)	36,494	407

Physical Therapy & Rehabilitation Centers (0.09%)			Recreational Vehicles (0.25%)
RehabCare Group Inc (a)	18,470	258	Arctic Cat Inc	12,206	53
			Polaris Industries Inc	33,110	704

Physician Practice Management (0.67%)					757

Healthways Inc (a)	34,363	475	REITS - Apartments (0.86%)
Mednax Inc (a)	46,649	1,566	Home Properties Inc	33,000	1,185

		2,041	Mid-America Apartment Communities Inc	28,818	851

Poultry (0.21%)			Post Properties Inc	45,168	591

Sanderson Farms Inc	17,833	645			2,627

			REITS - Diversified (0.69%)
Power Converter & Supply Equipment (0.18%)			Colonial Properties Trust	49,059	360
Advanced Energy Industries Inc (a)	33,351	300	Entertainment Properties Trust	33,604	761
C&D Technologies Inc (a)	26,831	80	Lexington Realty Trust	74,889	332
Magnetek Inc (a)	31,341	63	PS Business Parks Inc	15,267	655

Vicor Corp	20,018	94			2,108

		537

			REITS - Healthcare (0.90%)
Printing - Commercial (0.09%)			LTC Properties Inc	23,651	489
Bowne & Co Inc	27,908	78	Medical Properties Trust Inc	80,081	365
Consolidated Graphics Inc (a)	11,395	184	Senior Housing Properties Trust	117,078	1,894

		262			2,748

			REITS - Hotels (0.24%)
			DiamondRock Hospitality Co	92,053	378

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
REITS - Hotels (continued)			Retail - Apparel & Shoe (continued)
LaSalle Hotel Properties	41,944 $	349	Liz Claiborne Inc	96,812 $	213

		727	Men's Wearhouse Inc	52,817	615

REITS - Office Property (0.86%)			Stage Stores Inc	38,842	278
BioMed Realty Trust Inc	82,132	907	Stein Mart Inc	25,976	30
Franklin Street Properties Corp	60,521	691	Tween Brands Inc (a)	25,322	68

Kilroy Realty Corp	33,823	773			5,615

Parkway Properties Inc/MD	15,632	233	Retail - Auto Parts (0.04%)

		2,604	PEP Boys-Manny Moe & Jack	45,536	132

REITS - Regional Malls (0.06%)			Retail - Automobile (0.11%)
Pennsylvania Real Estate Investment Trust	40,289	178	Group 1 Automotive Inc	23,828	238
REITS - Shopping Centers (0.89%)			Lithia Motors Inc	16,973	52
Acadia Realty Trust	33,075	386	Sonic Automotive Inc	28,684	58

Cedar Shopping Centers Inc	45,478	279			348

Inland Real Estate Corp	58,992	582	Retail - Convenience Store (0.36%)
Kite Realty Group Trust	34,774	161	Casey's General Stores Inc	51,955	1,104
Tanger Factory Outlet Centers	32,368	981
Urstadt Biddle Properties Inc	21,783	322	Retail - Discount (0.21%)

		2,711	Fred's Inc	40,852	419

			HSN Inc (a)	40,224	191
REITS - Single Tenant (0.38%)			Tuesday Morning Corp	31,337	37

National Retail Properties Inc	80,115	1,156			647

REITS - Storage (0.43%)			Retail - Fabric Store (0.11%)
Extra Space Storage Inc	87,402	709	Jo-Ann Stores Inc (a)	25,952	331
Sovran Self Storage Inc	22,478	584

		1,293	Retail - Gardening Products (0.36%)

			Tractor Supply Co (a)	32,602	1,099
REITS - Warehouse & Industrial (0.26%)
EastGroup Properties Inc	25,629	779	Retail - Home Furnishings (0.05%)
			Haverty Furniture Cos Inc	18,964	152
Rental - Auto & Equipment (0.39%)
Aaron Rents Inc	54,705	1,196	Retail - Jewelry (0.01%)
			Zale Corp (a)	32,596	40
Research & Development (0.27%)
Kendle International Inc (a)	13,651	261	Retail - Leisure Products (0.01%)
Parexel International Corp (a)	56,510	559	MarineMax Inc (a)	18,834	33

		820

Retail - Apparel & Shoe (1.85%)			Retail - Office Supplies (0.14%)
Brown Shoe Co Inc	43,264	203	OfficeMax Inc	77,647	428
Buckle Inc/The	24,028	508	Retail - Pawn Shops (0.32%)
Cato Corp/The	30,041	397	Cash America International Inc	29,662	542
Charlotte Russe Holding Inc (a)	21,446	111	First Cash Financial Services Inc (a)	26,306	443

Childrens Place Retail Stores Inc/The (a)	24,627	463			985

Christopher & Banks Corp	36,290	141
Dress Barn Inc (a)	45,999	397	Retail - Pet Food & Supplies (0.11%)
Finish Line	56,108	267	PetMed Express Inc (a)	24,055	347
Genesco Inc (a)	19,674	303	Retail - Petroleum Products (0.33%)
Gymboree Corp (a)	29,678	727	World Fuel Services Corp	29,909	1,010
HOT Topic Inc (a)	44,782	382
JOS A Bank Clothiers Inc (a)	18,657	512

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Restaurants (2.44%)			Semiconductor Component - Integrated
Buffalo Wild Wings Inc (a)	18,222 $	409	Circuits (continued)
California Pizza Kitchen Inc (a)	24,645	255	Pericom Semiconductor Corp (a)	26,130 $	161
CEC Entertainment Inc (a)	23,203	542	Standard Microsystems Corp (a)	22,748	315
CKE Restaurants Inc	55,858	464	TriQuint Semiconductor Inc (a)	149,054	301

Cracker Barrel Old Country Store Inc	22,892	402			2,618

DineEquity Inc	15,722	139	Semiconductor Equipment (1.41%)
Jack in the Box Inc (a)	58,031	1,311	ATMI Inc (a)	32,864	444
Landry's Restaurants Inc	12,707	82	Axcelis Technologies Inc (a)	105,341	30
O'Charleys Inc	21,789	54	Brooks Automation Inc (a)	64,988	297
Panera Bread Co (a)	31,341	1,472	Cabot Microelectronics Corp (a)	23,739	541
Papa John's International Inc (a)	21,982	418	Cohu Inc	23,773	237
PF Chang's China Bistro Inc (a)	24,317	431	Kulicke & Soffa Industries Inc (a)	62,235	95
Red Robin Gourmet Burgers Inc (a)	15,806	193	MKS Instruments Inc (a)	50,233	706
Ruby Tuesday Inc (a)	53,937	67	Rudolph Technologies Inc (a)	31,343	88
Ruth's Hospitality Group Inc (a)	19,787	22	Ultratech Inc (a)	24,004	269
Sonic Corp (a)	61,791	602	Varian Semiconductor Equipment
Steak N Shake Co/The (a)	29,301	168	Associates Inc (a)	74,227	1,413
Texas Roadhouse Inc (a)	52,311	399	Veeco Instruments Inc (a)	32,903	159

		7,430			4,279

Retail - Sporting Goods (0.29%)			Steel - Producers (0.05%)
Big 5 Sporting Goods Corp	22,000	116	Olympic Steel Inc	9,216	146
Cabela's Inc (a)	40,214	225
			Steel Pipe & Tube (0.24%)
Hibbett Sports Inc (a)	29,163	397	Valmont Industries Inc	17,911	727
Zumiez Inc (a)	20,561	147

		885	Storage & Warehousing (0.15%)

Rubber & Plastic Products (0.06%)			Mobile Mini Inc (a)	35,642	451
Myers Industries Inc	28,816	181
			Telecommunication Equipment (1.08%)
Savings & Loans - Thrifts (0.37%)			Applied Signal Technology Inc	13,040	229
Anchor Bancorp Wisconsin Inc	18,475	37	Arris Group Inc (a)	125,579	894
BankAtlantic Bancorp Inc	8,402	20	Comtech Telecommunications Corp (a)	25,295	981
Brookline Bancorp Inc	59,667	577	Network Equipment Technologies Inc (a)	30,005	94
Dime Community Bancshares	26,904	270	Symmetricom Inc (a)	45,461	169
Flagstar Bancorp Inc	59,841	36	Tekelec (a)	67,573	839
Guaranty Financial Group Inc (a)	111,336	174	Tollgrade Communications Inc (a)	13,522	78

		1,114			3,284

Schools (0.39%)			Telecommunication Equipment - Fiber Optics (0.16%)
Capella Education Co (a)	14,480	801	Harmonic Inc (a)	97,127	500
Universal Technical Institute Inc (a)	22,057	387

		1,188	Telecommunication Services (0.08%)

			Fairpoint Communications Inc	90,969	248
Seismic Data Collection (0.05%)
ION Geophysical Corp (a)	91,479	137	Telephone - Integrated (0.10%)
			General Communication Inc (a)	45,201	297
Semiconductor Component - Integrated Circuits (0.86%)
Cypress Semiconductor Corp (a)	148,037	668	Textile - Apparel (0.02%)
Exar Corp (a)	43,855	297	Perry Ellis International Inc (a)	12,030	46
Hittite Microwave Corp (a)	19,610	502
Micrel Inc	49,156	374

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (3.59%)
Therapeutics (0.01%)			Money Center Banks (3.59%)
Theragenics Corp (a)	33,985 $	44	Investment in Joint Trading Account; Bank
			of America Repurchase Agreement; 0.25%
Tobacco (0.07%)			dated 1/30/2009 maturing 2/02/2009
Alliance One International Inc (a)	90,943	218	(collateralized by Sovereign Agency
			Issues; $5,632,000; 0.00% - 4.88%; dated
			07/27/09 - 06/13/18)	$ 5,468 $	5,468
Toys (0.17%)			Investment in Joint Trading Account;
Jakks Pacific Inc (a)	28,133	516	Deutsche Bank Repurchase Agreement;
			0.25%; dated 1/30/2009 maturing

Transport - Marine (0.43%)			2/02/2009 (collateralized by Sovereign
Kirby Corp (a)	54,638	1,310	Agency Issues; $5,632,000; 0.00% -
			5.965%; dated 02/06/09 - 05/26/27)	5,467	5,467

Transport - Services (0.52%)					10,935

Bristow Group Inc (a)	29,749	719	TOTAL REPURCHASE AGREEMENTS	$ 10,935

HUB Group Inc (a)	38,486	874

		1,593	Total Investments	$ 303,135

			Other Assets in Excess of Liabilities, Net - 0.37%		1,131

Transport - Truck (1.14%)			TOTAL NET ASSETS - 100.00%	$ 304,266

Arkansas Best Corp	25,848	605
Forward Air Corp	29,590	600
Heartland Express Inc	57,012	767	(a) Non-Income Producing Security
Knight Transportation Inc	58,421	779
Old Dominion Freight Line Inc (a)	28,205	707	Unrealized Appreciation (Depreciation)

		3,458	The net federal income tax unrealized appreciation (depreciation) and federal tax cost

			of investments held by the fund as of the period end were as follows:
Travel Services (0.07%)
Interval Leisure Group Inc (a)	40,221	202	Unrealized Appreciation	$ 9,835
			Unrealized Depreciation	(213,458)

Vitamins & Nutrition Products (0.01%)			Net Unrealized Appreciation (Depreciation)	(203,623)
Mannatech Inc	15,959	43	Cost for federal income tax purposes	506,758
			All dollar amounts are shown in thousands (000's)
Water (0.20%)

American States Water Co	17,674	611	Portfolio Summary (unaudited)

Web Portals (0.17%)			Sector	Percent

United Online Inc	83,796	513	Financial	21.33%
			Industrial	19.55%
			Consumer, Non-cyclical	19.39%
Wire & Cable Products (0.20%)			Consumer, Cyclical	13.48%
Belden Inc	47,523	621	Technology	8.44%
			Utilities	5.88%
Wireless Equipment (0.38%)			Communications	4.53%
EMS Technologies Inc (a)	15,522	372	Energy	3.98%
			Basic Materials	2.36%
Novatel Wireless Inc (a)	31,000	172	Exchange Traded Funds	0.69%
Viasat Inc (a)	27,740	615	Other Assets in Excess of Liabilities, Net	0.37%

		1,159	TOTAL NET ASSETS	100.00%

TOTAL COMMON STOCKS	$ 292,200		Other Assets Summary (unaudited)

			Asset Type	Percent

			Futures	3.81%

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; March 2009	Buy	262	$ 12,244	$ 11,596	$ (648)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
SmallCap Value Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.06%)			COMMON STOCKS (continued)
Advertising Services (0.41%)			Commercial Banks (continued)
inVentiv Health Inc (a)	148,920 $	1,421	SCBT Financial Corp	97,089 $	2,608
			Sterling Bancshares Inc/TX	485,570	2,700
Aerospace & Defense (1.21%)			Susquehanna Bancshares Inc	138,010	1,518
Esterline Technologies Corp (a)	71,770	2,590	SVB Financial Group (a)	70,140	1,457
Spirit Aerosystems Holdings Inc (a)	120,690	1,642	Trustmark Corp	91,700	1,861

		4,232	Umpqua Holdings Corp	102,500	1,004

Aerospace & Defense Equipment (1.61%)					46,252

Moog Inc (a)	72,110	2,160	Commercial Services - Finance (0.54%)
Triumph Group Inc	75,880	3,436	Euronet Worldwide Inc (a)	185,870	1,868

		5,596

Airlines (0.44%)			Communications Software (0.56%)
Republic Airways Holdings Inc (a)	188,170	1,541	DivX Inc (a)	385,870	1,941

Apparel Manufacturers (0.66%)			Computer Services (0.28%)
Hanesbrands Inc (a)	163,510	1,470	Ness Technologies Inc (a)	243,290	966
True Religion Apparel Inc (a)	73,924	843

			Computer Software (0.57%)
		2,313	Double-Take Software Inc (a)	263,250	1,993

Applications Software (0.89%)
Progress Software Corp (a)	84,940	1,449	Computers - Integrated Systems (0.48%)
Quest Software Inc (a)	132,680	1,655	NCI Inc (a)	55,840	1,675

		3,104

			Consulting Services (0.53%)
Auto/Truck Parts & Equipment - Replacement (0.30%)			FTI Consulting Inc (a)	45,380	1,861
ATC Technology Corp/IL (a)	80,807	1,055
			Consumer Products - Miscellaneous (0.56%)
Building - Heavy Construction (0.69%)			Jarden Corp (a)	187,530	1,956
Perini Corp (a)	114,570	2,389
			Containers - Paper & Plastic (0.78%)
Building - Residential & Commercial (0.33%)			Rock-Tenn Co	87,730	2,735
Toll Brothers Inc (a)	66,760	1,136
			Diagnostic Kits (1.11%)
Chemicals - Specialty (1.22%)			Inverness Medical Innovations Inc (a)	102,130	2,499
Arch Chemicals Inc	70,089	1,570	Meridian Bioscience Inc	63,670	1,354

Sensient Technologies Corp	124,080	2,668			3,853

		4,238

			Distribution & Wholesale (0.22%)
Commercial Banks (13.27%)			Fossil Inc (a)	65,961	761
Bancfirst Corp	83,960	2,991
Bank of the Ozarks Inc	133,651	3,033	Diversified Manufacturing Operations (2.37%)
City Holding Co	119,024	3,060	Ameron International Corp	30,670	1,529
Community Bank System Inc	121,200	2,176	AZZ Inc (a)	89,150	1,997
Community Trust Bancorp Inc	120,781	3,378	Barnes Group Inc	98,330	1,111
CVB Financial Corp	255,320	2,295	EnPro Industries Inc (a)	98,990	1,812
First Financial Bankshares Inc	65,460	2,906	Koppers Holdings Inc	112,110	1,816

First Midwest Bancorp Inc/IL	123,600	1,236			8,265

FirstMerit Corp	203,510	3,291	Electric - Integrated (4.96%)
International Bancshares Corp	90,230	1,644	Avista Corp	162,830	3,100
MainSource Financial Group Inc	266,410	2,603	Central Vermont Public Service Corp	98,000	2,215
National Penn Bancshares Inc	223,910	2,167	Empire District Electric Co/The	183,060	3,251
Old Second Bancorp Inc	149,480	1,336	Portland General Electric Co	145,392	2,828
S&T Bancorp Inc	117,490	2,988

Schedule of Investments
SmallCap Value Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Gas - Distribution (continued)
UIL Holdings Corp	108,740 $	2,874	South Jersey Industries Inc	105,490 $	3,935

Westar Energy Inc	150,270	3,018			7,146

		17,286	Instruments - Controls (0.67%)

Electric Products - Miscellaneous (0.46%)			Watts Water Technologies Inc	104,730	2,333
GrafTech International Ltd (a)	199,180	1,595
			Internet Application Software (0.40%)
Electronic Components - Miscellaneous (0.91%)			RealNetworks Inc (a)	488,460	1,377
Gentex Corp	162,620	1,364
Plexus Corp (a)	123,920	1,792	Internet Infrastructure Equipment (0.60%)

		3,156	Avocent Corp (a)	145,120	2,082

Electronic Components - Semiconductors (0.59%)			Internet Infrastructure Software (0.66%)
PMC - Sierra Inc (a)	421,640	2,053	TIBCO Software Inc (a)	429,840	2,300

Electronic Measurement Instruments (0.37%)			Intimate Apparel (0.45%)
Analogic Corp	51,970	1,299	Warnaco Group Inc/The (a)	69,580	1,575

Engineering - Research & Development Services (0.83%)			Lasers - Systems & Components (0.35%)
EMCOR Group Inc (a)	139,820	2,879	Coherent Inc (a)	67,190	1,215

Engines - Internal Combustion (0.60%)			Leisure & Recreation Products (0.58%)
Briggs & Stratton Corp	142,190	2,103	WMS Industries Inc (a)	91,285	2,028

Enterprise Software & Services (1.84%)			Life & Health Insurance (0.42%)
JDA Software Group Inc (a)	140,470	1,573	Protective Life Corp	177,870	1,473
Mantech International Corp (a)	37,027	1,986
SYNNEX Corp (a)	186,890	2,869	Machinery - General Industry (0.44%)

		6,428	Robbins & Myers Inc	89,290	1,544

Finance - Investment Banker & Broker (2.89%)			Medical - Biomedical/Gene (0.91%)
Investment Technology Group Inc (a)	124,110	2,691	Celera Corp (a)	243,930	2,059
Knight Capital Group Inc (a)	178,980	3,227	Incyte Corp (a)	381,510	1,118

Stifel Financial Corp (a)	118,280	4,144			3,177

		10,062

			Medical - Drugs (0.54%)
Food - Canned (0.88%)			PharMerica Corp (a)	114,160	1,877
TreeHouse Foods Inc (a)	116,250	3,068
			Medical - Nursing Homes (0.55%)
Food - Miscellaneous/Diversified (0.96%)			Skilled Healthcare Group Inc (a)	228,890	1,907
Ralcorp Holdings Inc (a)	56,610	3,352
			Medical - Outpatient & Home Medical Care (0.44%)
Food - Retail (0.76%)			Amedisys Inc (a)	37,420	1,543
Ruddick Corp	110,360	2,654
			Medical Products (1.19%)
Food - Wholesale & Distribution (1.38%)			Cantel Medical Corp (a)	129,180	1,937
Fresh Del Monte Produce Inc (a)	124,650	3,004	Zoll Medical Corp (a)	138,730	2,221

Spartan Stores Inc	96,970	1,802			4,158

		4,806

			Metal - Aluminum (0.43%)
Footwear & Related Apparel (0.65%)			Kaiser Aluminum Corp	60,640	1,506
Iconix Brand Group Inc (a)	272,050	2,250
			Metal Processors & Fabrication (0.64%)
Gas - Distribution (2.05%)			Commercial Metals Co	193,550	2,226
Northwest Natural Gas Co	74,790	3,211

Schedule of Investments
SmallCap Value Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Miscellaneous Manufacturers (0.50%)			REITS - Office Property (continued)
Aptargroup Inc	56,400 $	1,738	Corporate Office Properties Trust SBI MD	150,460 $	3,969

					5,706

Networking Products (0.69%)
3Com Corp (a)	331,874	773	REITS - Regional Malls (0.49%)
Anixter International Inc (a)	60,180	1,624	Taubman Centers Inc	86,660	1,720

		2,397	REITS - Shopping Centers (2.05%)

Oil - Field Services (1.36%)			Inland Real Estate Corp	392,220	3,871
Hornbeck Offshore Services Inc (a)	87,540	1,553	Urstadt Biddle Properties Inc	220,079	3,255

Newpark Resources (a)	384,990	1,621			7,126

Oil States International Inc (a)	86,140	1,577	REITS - Single Tenant (0.48%)

		4,751	Realty Income Corp	86,240	1,662

Oil Company - Exploration & Production (1.95%)
Concho Resources Inc/Midland TX (a)	99,830	2,518	Research & Development (0.38%)
Mariner Energy Inc (a)	147,620	1,461	Parexel International Corp (a)	133,270	1,318
Petroquest Energy Inc (a)	179,800	1,138
			Retail - Apparel & Shoe (2.02%)
St Mary Land & Exploration Co	86,510	1,674

			Childrens Place Retail Stores Inc/The (a)	65,125	1,225
		6,791

			Dress Barn Inc (a)	261,900	2,258
Private Corrections (0.49%)			Genesco Inc (a)	108,280	1,667
Cornell Cos Inc (a)	111,390	1,700	JOS A Bank Clothiers Inc (a)	69,339	1,904

					7,054

Property & Casualty Insurance (3.90%)
American Physicians Capital Inc	90,595	3,852	Retail - Convenience Store (0.52%)
Amerisafe Inc (a)	210,180	3,937	Casey's General Stores Inc	85,240	1,811
First Mercury Financial Corp (a)	207,974	2,298
			Retail - Fabric Store (0.59%)
Harleysville Group Inc	59,969	1,705
			Jo-Ann Stores Inc (a)	159,600	2,038
Navigators Group Inc (a)	35,040	1,799

		13,591	Retail - Gardening Products (0.50%)

Publicly Traded Investment Fund (0.79%)			Tractor Supply Co (a)	51,850	1,748
iShares Russell 2000 Value Index Fund	32,660	1,385
SPDR KBW Regional Banking ETF	65,740	1,363	Retail - Restaurants (1.78%)

		2,748	Buffalo Wild Wings Inc (a)	60,430	1,357

			CKE Restaurants Inc	113,673	944
Reinsurance (2.43%)			Einstein Noah Restaurant Group Inc (a)	11,774	81
IPC Holdings Ltd	180,520	4,632	Jack in the Box Inc (a)	109,900	2,483
Platinum Underwriters Holdings Ltd	77,430	2,153	Red Robin Gourmet Burgers Inc (a)	109,700	1,336

Validus Holdings Ltd	74,040	1,690			6,201

		8,475

			Retail - Sporting Goods (0.39%)
REITS - Apartments (0.40%)			Dick's Sporting Goods Inc (a)	124,730	1,373
Post Properties Inc	107,700	1,410
			Savings & Loans - Thrifts (2.34%)
REITS - Diversified (0.74%)			Dime Community Bancshares	275,890	2,773
Entertainment Properties Trust	114,223	2,587	Flushing Financial Corp	214,221	1,697
			Investors Bancorp Inc (a)	168,960	1,804
REITS - Healthcare (2.31%)
Nationwide Health Properties Inc	158,820	4,055	Provident Financial Services Inc	171,430	1,874

Senior Housing Properties Trust	246,760	3,992			8,148

		8,047	Semiconductor Component - Integrated Circuits (0.95%)

			Emulex Corp (a)	298,060	1,702
REITS - Office Property (1.64%)
BioMed Realty Trust Inc	157,320	1,737	Pericom Semiconductor Corp (a)	174,430	1,076

Schedule of Investments
SmallCap Value Fund
January 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			SHORT TERM INVESTMENTS (2.78%)
Semiconductor Component - Integrated			Commercial Paper (2.78%)
Circuits (continued)			Investment in Joint Trading Account; HSBC
Standard Microsystems Corp (a)	37,661 $	522	Funding

		3,300	0.27%, 2/ 2/2009	$ 4,840 $	4,840

Semiconductor Equipment (0.49%)			Investment in Joint Trading Account;
			Prudential Funding
ATMI Inc (a)	127,220	1,719	0.27%, 2/ 2/2009	4,840	4,840

					9,680
Steel - Producers (0.63%)

Schnitzer Steel Industries Inc	56,070	2,202	TOTAL SHORT TERM INVESTMENTS	$ 9,680

			Total Investments	$ 347,919
Steel - Specialty (0.49%)			Other Assets in Excess of Liabilities, Net - 0.16%		562

Universal Stainless & Alloy (a)	118,287	1,715
			TOTAL NET ASSETS - 100.00%	$ 348,481

Steel Pipe & Tube (1.19%)
Northwest Pipe Co (a)	75,560	2,664
			(a) Non-Income Producing Security
Valmont Industries Inc	36,850	1,496

		4,160	Unrealized Appreciation (Depreciation)

Telecommunication Equipment (0.36%)			The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Anaren Inc (a)	107,544	1,271	of investments held by the fund as of the period end were as follows:

Telecommunication Equipment - Fiber Optics (0.56%)			Unrealized Appreciation	$ 6,610
Harmonic Inc (a)	379,540	1,955	Unrealized Depreciation		(148,670)

			Net Unrealized Appreciation (Depreciation)		(142,060)
Telephone - Integrated (0.80%)			Cost for federal income tax purposes		489,979
Alaska Communications Systems Group Inc	331,753	2,770	All dollar amounts are shown in thousands (000's)

Toys (0.65%)			Portfolio Summary (unaudited)

Jakks Pacific Inc (a)	123,110	2,258	Sector		Percent

			Financial		36.14%
Transport - Services (0.61%)			Industrial		15.29%
HUB Group Inc (a)	93,240	2,117	Consumer, Non-cyclical		11.69%
			Consumer, Cyclical		10.09%
Transport - Truck (0.61%)			Utilities		8.03%
			Technology		6.65%
Old Dominion Freight Line Inc (a)	84,170	2,111	Communications		5.08%
			Energy		3.31%
Water (1.02%)			Basic Materials		2.77%
American Water Works Co Inc	167,760	3,553	Exchange Traded Funds		0.79%
			Other Assets in Excess of Liabilities, Net		0.16%

Wire & Cable Products (0.45%)			TOTAL NET ASSETS		100.00%

Belden Inc	120,690	1,576

Wireless Equipment (0.61%)
Viasat Inc (a)	96,480	2,138

X-Ray Equipment (0.47%)
Hologic Inc (a)	139,550	1,645

TOTAL COMMON STOCKS	$ 338,239

Schedule of Investments
SmallCap Value Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (93.43%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.44%)			Building - Heavy Construction (0.25%)
Ceradyne Inc (a)	48,600 $	1,109	Granite Construction Inc	11,500 $	405
			Perini Corp (a)	10,500	219

Aerospace & Defense (0.27%)					624

Esterline Technologies Corp (a)	18,700	675
			Building & Construction - Miscellaneous (0.21%)
Aerospace & Defense Equipment (0.91%)			Dycom Industries Inc (a)	48,300	329
Curtiss-Wright Corp	20,400	659	Layne Christensen Co (a)	12,250	193

Ducommun Inc	15,300	290			522

Heico Corp	17,600	696	Building & Construction Products -
Moog Inc (a)	9,550	286	Miscellaneous (0.48%)
Triumph Group Inc	8,600	389	Gibraltar Industries Inc	65,300	668

		2,320	NCI Building Systems Inc (a)	22,700	263

			Quanex Building Products Corp	34,225	291

Agricultural Operations (0.16%)					1,222

Andersons Inc/The	24,600	403
			Building Products - Air & Heating (0.59%)
Airlines (0.95%)			AAON Inc	8,805	159
Alaska Air Group Inc (a)	5,500	145	Comfort Systems USA Inc	131,250	1,343

Hawaiian Holdings Inc (a)	56,600	230			1,502

JetBlue Airways Corp (a)	15,200	86	Building Products - Doors & Windows (0.17%)
Republic Airways Holdings Inc (a)	98,900	810	Apogee Enterprises Inc	42,450	435
Skywest Inc	50,000	783
US Airways Group Inc (a)	64,100	363	Building Products - Wood (0.20%)

		2,417	Universal Forest Products Inc	23,900	502

Apparel Manufacturers (0.42%)
Carter's Inc (a)	31,100	528	Cellular Telecommunications (0.50%)
			Centennial Communications Corp (a)	67,700	554
Columbia Sportswear Co	7,700	221
			Syniverse Holdings Inc (a)	53,600	727

Maidenform Brands Inc (a)	31,300	280
					1,281

Oxford Industries Inc	1,900	13
Quiksilver Inc (a)	10,900	23	Chemicals - Diversified (0.56%)

		1,065	Aceto Corp	20,200	181

			Innophos Holdings Inc	20,800	315
Applications Software (0.21%)
			Innospec Inc	19,200	93
American Reprographics Co (a)	23,750	145
			Olin Corp	47,050	661
Progress Software Corp (a)	13,300	227
			Rockwood Holdings Inc (a)	23,400	176

Quest Software Inc (a)	13,500	168

					1,426

		540

			Chemicals - Plastics (0.40%)
Auto - Truck Trailers (0.05%)
			Schulman A Inc	60,654	919
Wabash National Corp	45,900	129
			Spartech Corp	33,900	107

Auto/Truck Parts & Equipment - Original (0.03%)					1,026

Lear Corp (a)	84,300	77	Chemicals - Specialty (1.09%)
			Ashland Inc	26,100	209
Auto/Truck Parts & Equipment - Replacement (0.35%)			Ferro Corp	23,000	91
ATC Technology Corp/IL (a)	67,050	875	HB Fuller Co	43,300	605
Commercial Vehicle Group Inc (a)	9,900	10	Minerals Technologies Inc	7,100	268

		885	NewMarket Corp	11,100	350

Broadcasting Services & Programming (0.08%)			OM Group Inc (a)	10,300	200
DG FastChannel Inc (a)	13,900	201	Sensient Technologies Corp	41,600	894

Schedule of Investments
SmallCap Value Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Chemicals - Specialty (continued)			Commercial Banks (continued)
Zep Inc	13,450 $	148	Integra Bank Corp	17,900 $	29

		2,765	Lakeland Bancorp Inc	21,500	168

Circuit Boards (0.30%)			Lakeland Financial Corp	13,000	268
Park Electrochemical Corp	21,450	376	MainSource Financial Group Inc	40,652	397
TTM Technologies Inc (a)	65,800	397	Nara Bancorp Inc	24,000	142

		773	National Penn Bancshares Inc	123,835	1,199

			NBT Bancorp Inc	25,800	589
Collectibles (0.04%)			Old National Bancorp/IN	52,200	664
RC2 Corp (a)	16,900	98	Old Second Bancorp Inc	3,000	27
Commercial Banks (10.61%)			Oriental Financial Group Inc	19,600	99
1st Source Corp	10,990	196	Pacific Capital Bancorp NA	52,300	555
Amcore Financial Inc	11,967	17	PacWest Bancorp	10,700	181
Ameris Bancorp	14,360	110	Peoples Bancorp Inc/OH	11,530	116
Bancfirst Corp	6,100	217	Prosperity Bancshares Inc	22,100	598
Banco Latinoamericano de Exportaciones SA	22,700	238	Provident Bankshares Corp	34,100	219
Bank of the Ozarks Inc	12,300	279	Renasant Corp	17,550	213
Banner Corp	5,300	17	Republic Bancorp Inc/KY	11,058	199
Cathay General Bancorp	10,900	138	S&T Bancorp Inc	42,000	1,068
Central Pacific Financial Corp	33,000	222	SCBT Financial Corp	987	26
Chemical Financial Corp	26,856	612	Sierra Bancorp	10,100	124
Citizens Republic Bancorp Inc	15,174	17	Simmons First National Corp	8,200	202
City Bank/Lynnwood WA	17,550	55	Southside Bancshares Inc	17,900	340
City Holding Co	31,500	810	Southwest Bancorp Inc/Stillwater OK	32,600	342
Colonial BancGroup Inc/The	81,900	65	StellarOne Corp	2,060	27
Columbia Banking System Inc	18,435	164	Sterling Bancorp/NY	25,350	279
Community Bank System Inc	47,400	851	Sterling Bancshares Inc/TX	53,700	299
Community Trust Bancorp Inc	30,387	850	Sterling Financial Corp/WA	68,393	127
CVB Financial Corp	233,410	2,098	Suffolk Bancorp	5,300	162
East West Bancorp Inc	26,300	250	Susquehanna Bancshares Inc	29,200	321
Farmers Capital Bank Corp	5,900	109	SVB Financial Group (a)	10,000	208
Financial Institutions Inc	4,700	39	Trico Bancshares	13,300	268
First Bancorp/Puerto Rico	96,700	688	UCBH Holdings Inc	49,400	115
First Bancorp/Troy NC	6,700	96	UMB Financial Corp	19,900	771
First Commonwealth Financial Corp	49,100	471	Umpqua Holdings Corp	48,631	477
First Community Bancshares Inc/VA	10,300	177	Union Bankshares Corp/VA	5,900	92
First Financial Bancorp	19,800	161	United Bankshares Inc	8,600	180
First Financial Bankshares Inc	10,800	479	United Community Banks Inc/GA	29,878	154
First Merchants Corp	13,700	215	Washington Trust Bancorp Inc	11,400	186
First South Bancorp Inc/Washington NC	2,600	21	West Bancorporation Inc	7,400	60
FirstMerit Corp	89,300	1,444	West Coast Bancorp/OR	35,300	105
FNB Corp/PA	63,450	502	Westamerica Bancorporation	10,750	459
Glacier Bancorp Inc	12,250	188	Wilshire Bancorp Inc	70,100	481
Green Bankshares Inc	20,199	200	Yadkin Valley Financial Corp	1,700	16

Hancock Holding Co	13,000	356			26,967

Hanmi Financial Corp	107,700	206	Commercial Services - Finance (0.90%)
Heartland Financial USA Inc	5,900	81	Advance America Cash Advance Centers Inc	32,000	45
Heritage Commerce Corp	2,400	17	Deluxe Corp	129,350	1,492
Iberiabank Corp	28,375	1,203	Dollar Financial Corp (a)	48,184	378
Independent Bank Corp/Rockland MA	30,000	556	Global Cash Access Holdings Inc (a)	54,000	146

Schedule of Investments
SmallCap Value Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Services - Finance (continued)			Consumer Products - Miscellaneous (continued)
Heartland Payment Systems Inc	23,800 $	216	Tupperware Brands Corp	51,200 $	1,053

		2,277			2,384

Communications Software (0.04%)			Containers - Metal & Glass (0.58%)
Digi International Inc (a)	12,400	94	Greif Inc	17,600	533
			Silgan Holdings Inc	20,400	935

Computer Aided Design (0.24%)					1,468

Aspen Technology Inc (a)	65,400	438
Parametric Technology Corp (a)	19,740	178	Containers - Paper & Plastic (0.56%)

		616	Rock-Tenn Co	46,000	1,434

Computer Graphics (0.01%)			Cosmetics & Toiletries (0.18%)
Trident Microsystems Inc (a)	8,800	15	Bare Escentuals Inc (a)	72,900	265
			Elizabeth Arden Inc (a)	32,950	192

Computer Services (0.58%)					457

Ciber Inc (a)	36,800	160
COMSYS IT Partners Inc (a)	14,000	28	Data Processing & Management (0.11%)
Insight Enterprises Inc (a)	17,100	88	CSG Systems International Inc (a)	17,000	247
Perot Systems Corp (a)	65,950	857	infoGROUP Inc	6,000	22

SYKES Enterprises Inc (a)	18,300	306			269

Virtusa Corp (a)	5,800	44	Decision Support Software (0.03%)

		1,483	SPSS Inc (a)	2,500	64

Computers (0.02%)			Disposable Medical Products (0.10%)
Palm Inc (a)	7,200	55	ICU Medical Inc (a)	8,450	258

Computers - Integrated Systems (0.02%)			Distribution & Wholesale (0.80%)
Radisys Corp (a)	8,700	41	Brightpoint Inc (a)	62,900	294
			Core-Mark Holding Co Inc (a)	7,600	139
Computers - Memory Devices (0.12%)
Imation Corp	20,000	195	Fossil Inc (a)	17,800	206
Quantum Corp (a)	153,400	78	Pool Corp	12,300	195
Silicon Storage Technology Inc (a)	19,100	39	School Specialty Inc (a)	1,500	25

		312	United Stationers Inc (a)	19,100	535

			Watsco Inc	19,100	631

Computers - Peripheral Equipment (0.12%)					2,025

Electronics for Imaging Inc (a)	34,500	307
			Diversified Manufacturing Operations (2.01%)
Consulting Services (0.59%)			Actuant Corp	18,100	298
CRA International Inc (a)	700	14	Acuity Brands Inc	39,550	1,063
Forrester Research Inc (a)	4,600	96	Ameron International Corp	15,300	763
Gartner Inc (a)	28,800	408	AO Smith Corp	11,400	313
MAXIMUS Inc	2,100	78	AZZ Inc (a)	17,900	401
Watson Wyatt Worldwide Inc	19,650	914	Barnes Group Inc	62,400	705

		1,510	Brink's Co/The	13,000	344

			EnPro Industries Inc (a)	44,500	814
Consumer Products - Miscellaneous (0.94%)
			Koppers Holdings Inc	24,550	398

American Greetings Corp	19,400	84
					5,099

Blyth Inc	41,400	141
Central Garden and Pet Co - A Shares (a)	40,900	246	Diversified Operations (0.08%)
Helen of Troy Ltd (a)	53,400	559	Compass Diversified Holdings	18,700	202
Jarden Corp (a)	5,178	54
Prestige Brands Holdings Inc (a)	38,900	247

Schedule of Investments
SmallCap Value Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Operations & Commercial Services (0.17%)			Electronic Measurement Instruments
Viad Corp	18,900 $	420	(continued)
			Zygo Corp (a)	17,800 $	102

E-Commerce - Products (0.08%)					236

Blue Nile Inc (a)	10,000	202	Engineering - Research & Development Services (0.46%)
			EMCOR Group Inc (a)	57,200	1,178
Electric - Integrated (3.84%)
Avista Corp	26,900	512	Enterprise Software & Services (1.23%)
CH Energy Group Inc	6,000	304	JDA Software Group Inc (a)	13,300	149
Cleco Corp	57,350	1,310	Mantech International Corp (a)	8,000	429
El Paso Electric Co (a)	64,450	1,066	MedAssets Inc (a)	10,100	147
Portland General Electric Co	151,700	2,951	MicroStrategy Inc (a)	6,900	267
UIL Holdings Corp	14,766	390	Sybase Inc (a)	60,700	1,658
Unisource Energy Corp	60,900	1,720	SYNNEX Corp (a)	30,300	465

Westar Energy Inc	75,200	1,510			3,115

		9,763

			Entertainment Software (0.04%)
Electric Products - Miscellaneous (0.49%)			Take-Two Interactive Software Inc (a)	14,600	102
GrafTech International Ltd (a)	104,200	835
Molex Inc	30,700	410	Fiduciary Banks (0.11%)

		1,245	Boston Private Financial Holdings Inc	58,200	274

Electronic Components - Miscellaneous (0.82%)			Finance - Consumer Loans (0.56%)
Benchmark Electronics Inc (a)	70,025	822	Encore Capital Group Inc (a)	14,600	77
CTS Corp	64,800	333	Nelnet Inc	14,300	198
Methode Electronics Inc	36,050	166	Ocwen Financial Corp (a)	24,400	217
OSI Systems Inc (a)	20,750	304	World Acceptance Corp (a)	48,700	932

Plexus Corp (a)	7,800	113			1,424

Rogers Corp (a)	10,000	245
Sanmina-SCI Corp (a)	233,700	77	Finance - Credit Card (0.03%)
Technitrol Inc	10,000	22	Advanta Corp - Class B	15,550	12

		2,082	CompuCredit Corp (a)	16,900	54

					66

Electronic Components - Semiconductors (1.23%)
Amkor Technology Inc (a)	78,962	183	Finance - Investment Banker & Broker (2.25%)
Applied Micro Circuits Corp (a)	38,025	152	Greenhill & Co Inc	7,700	501
DSP Group Inc (a)	22,100	144	Knight Capital Group Inc (a)	120,500	2,173
IXYS Corp	32,300	221	LaBranche & Co Inc (a)	32,200	221
Lattice Semiconductor Corp (a)	29,500	46	optionsXpress Holdings Inc	27,650	301
PMC - Sierra Inc (a)	113,700	554	Penson Worldwide Inc (a)	26,500	158
QLogic Corp (a)	35,250	399	Piper Jaffray Cos (a)	13,100	376
Semtech Corp (a)	16,800	197	Stifel Financial Corp (a)	35,700	1,251
Silicon Laboratories Inc (a)	16,200	373	SWS Group Inc	50,600	741

Skyworks Solutions Inc (a)	128,000	553			5,722

Zoran Corp (a)	49,450	294	Finance - Leasing Company (0.16%)

		3,116	Financial Federal Corp	18,400	400

Electronic Design Automation (0.06%)			Finance - Mortgage Loan/Banker (0.07%)
Mentor Graphics Corp (a)	34,900	163	Federal Agricultural Mortgage Corp	56,000	186

Electronic Measurement Instruments (0.09%)			Finance - Other Services (0.01%)
Analogic Corp	5,350	134	BGC Partners Inc	5,600	14

Schedule of Investments
SmallCap Value Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Financial Guarantee Insurance (0.15%)			Home Furnishings (0.09%)
Ambac Financial Group Inc	61,000 $	70	Ethan Allen Interiors Inc	10,700 $	122
Assured Guaranty Ltd	40,400	308	Furniture Brands International Inc	48,900	100

		378			222

Food - Baking (0.08%)			Hotels & Motels (0.25%)
Flowers Foods Inc	10,000	215	Choice Hotels International Inc	24,550	646

Food - Canned (0.40%)			Human Resources (0.73%)
Del Monte Foods Co	69,100	460	Cross Country Healthcare Inc (a)	31,500	236
TreeHouse Foods Inc (a)	21,200	560	Kelly Services Inc	24,700	224

		1,020	Kforce Inc (a)	23,000	144

Food - Miscellaneous/Diversified (0.74%)			Korn/Ferry International (a)	40,700	382
Chiquita Brands International Inc (a)	56,300	787	MPS Group Inc (a)	72,100	436
Hain Celestial Group Inc (a)	10,700	163	Spherion Corp (a)	51,000	73
Ralcorp Holdings Inc (a)	15,800	936	TrueBlue Inc (a)	41,300	351

		1,886			1,846

Food - Retail (0.06%)			Identification Systems - Development (0.20%)
Ruddick Corp	6,500	156	Brady Corp	6,900	144
			Checkpoint Systems Inc (a)	41,300	370

Food - Wholesale & Distribution (1.52%)					514

Fresh Del Monte Produce Inc (a)	50,800	1,224	Instruments - Scientific (0.07%)
Nash Finch Co	41,100	1,769	FEI Co (a)	9,500	173
Spartan Stores Inc	47,300	879

		3,872	Internet Application Software (0.44%)

Footwear & Related Apparel (0.56%)			Interwoven Inc (a)	56,200	886
Deckers Outdoor Corp (a)	4,600	240	Vignette Corp (a)	31,500	220

Skechers U.S.A. Inc (a)	13,700	136			1,106

Steven Madden Ltd (a)	13,050	227	Internet Content - Information & News (0.11%)
Timberland Co/The (a)	42,200	464	Infospace Inc (a)	34,057	273
Wolverine World Wide Inc	19,950	362

		1,429	Internet Infrastructure Equipment (0.21%)

			Avocent Corp (a)	36,500	524
Funeral Services & Related Items (0.13%)
Stewart Enterprises Inc	96,300	329	Internet Infrastructure Software (0.29%)
			TIBCO Software Inc (a)	139,700	747
Gas - Distribution (3.90%)
Atmos Energy Corp	4,550	112	Internet Security (0.06%)
Laclede Group Inc/The	22,600	1,026	SonicWALL Inc (a)	46,600	164
New Jersey Resources Corp	67,050	2,688
Nicor Inc	26,900	920	Intimate Apparel (0.12%)
Northwest Natural Gas Co	6,950	298	Warnaco Group Inc/The (a)	13,700	310
Piedmont Natural Gas Co	14,700	381
South Jersey Industries Inc	18,900	705	Investment Companies (0.32%)
Southwest Gas Corp	75,250	1,938	MCG Capital Corp	38,500	26
WGL Holdings Inc	57,400	1,843	Patriot Capital Funding Inc	91,311	256

		9,911	Prospect Capital Corp	49,719	538

					820

Gold Mining (0.12%)
Royal Gold Inc	6,500	313	Investment Management & Advisory Services (0.12%)
			Virtus Investment Partners Inc (a)	660	4

Schedule of Investments
SmallCap Value Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Investment Management & Advisory Services			Medical - Generic Drugs (0.22%)
(continued)			Par Pharmaceutical Cos Inc (a)	6,800 $	84
Waddell & Reed Financial Inc	21,450 $	303	Perrigo Co	16,200	475

		307			559

Lasers - Systems & Components (0.09%)			Medical - HMO (1.45%)
Electro Scientific Industries Inc (a)	2,800	18	AMERIGROUP Corp (a)	67,800	1,897
Newport Corp (a)	14,400	77	Centene Corp (a)	30,700	544
Rofin-Sinar Technologies Inc (a)	8,400	142	Healthspring Inc (a)	44,050	767

		237	Magellan Health Services Inc (a)	13,500	489

Life & Health Insurance (0.59%)					3,697

American Equity Investment Life Holding Co	46,050	308	Medical - Hospitals (0.06%)
Delphi Financial Group Inc	77,575	1,177	Medcath Corp (a)	25,300	159
Phoenix Cos Inc/The	11,500	20

		1,505	Medical - Outpatient & Home Medical Care (0.65%)

Machinery - Electrical (0.58%)			Gentiva Health Services Inc (a)	49,800	1,259
Regal-Beloit Corp	43,550	1,479	Res-Care Inc (a)	28,400	385

					1,644

Machinery - General Industry (1.31%)			Medical Instruments (0.30%)
Applied Industrial Technologies Inc	114,825	1,813	Conmed Corp (a)	49,450	774
Kadant Inc (a)	400	4
Robbins & Myers Inc	10,000	173	Medical Products (0.51%)
Tennant Co	11,200	152	Invacare Corp	59,300	1,130
Wabtec Corp	40,100	1,200	PSS World Medical Inc (a)	10,900	173

		3,342			1,303

Machinery - Material Handling (0.24%)			Medical Sterilization Products (0.11%)
Cascade Corp	4,200	96	STERIS Corp	10,900	290
Columbus McKinnon Corp/NY (a)	40,750	518

		614	Metal Processors & Fabrication (0.49%)

			CIRCOR International Inc	11,600	258
Medical - Biomedical/Gene (0.66%)
			Mueller Industries Inc	30,000	604
Alexion Pharmaceuticals Inc (a)	7,800	288
			Worthington Industries Inc	38,900	391

Arena Pharmaceuticals Inc (a)	5,400	22
					1,253

Bio-Rad Laboratories Inc (a)	9,500	604
Celera Corp (a)	10,300	87	Miscellaneous Manufacturers (0.03%)
Emergent Biosolutions Inc (a)	8,000	175	Movado Group Inc	9,700	75
Protalix BioTherapeutics Inc (a)	20,400	48
Seattle Genetics Inc (a)	11,800	119	MRI - Medical Diagnostic Imaging (0.06%)
United Therapeutics Corp (a)	5,000	340	Alliance Imaging Inc (a)	18,100	160

		1,683	Multilevel Direct Selling (0.19%)

Medical - Drugs (0.50%)			Nu Skin Enterprises Inc	50,600	480
Auxilium Pharmaceuticals Inc (a)	6,500	198
Bionovo Inc (a)	24,700	8	Multi-Line Insurance (0.01%)
Medivation Inc (a)	4,400	82	Horace Mann Educators Corp	3,500	33
Rigel Pharmaceuticals Inc (a)	4,000	28
			Multimedia (0.08%)
ULURU Inc (a)	15,000	5
			Martha Stewart Living Omnimedia (a)	92,100	216
Valeant Pharmaceuticals International (a)	9,300	202
Viropharma Inc (a)	62,900	755	Networking Products (1.11%)

		1,278	3Com Corp (a)	547,900	1,277

			Adaptec Inc (a)	24,700	69
			Anixter International Inc (a)	16,400	443

Schedule of Investments
SmallCap Value Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Networking Products (continued)			Physical Therapy & Rehabilitation Centers (0.29%)
Black Box Corp	12,200 $	266	Healthsouth Corp (a)	24,600 $	245
Ixia (a)	56,800	302	Psychiatric Solutions Inc (a)	14,300	372
Netgear Inc (a)	29,200	325	RehabCare Group Inc (a)	8,200	114

Polycom Inc (a)	10,700	150			731

		2,832	Power Converter & Supply Equipment (0.12%)

Office Furnishings - Original (0.29%)			Advanced Energy Industries Inc (a)	34,400	309
Herman Miller Inc	31,500	346
Knoll Inc	58,500	399	Printing - Commercial (0.12%)

		745	Consolidated Graphics Inc (a)	17,700	285

			Valassis Communications Inc (a)	9,900	13

Office Supplies & Forms (0.04%)					298

Ennis Inc	9,000	101
			Private Corrections (0.10%)
Oil - Field Services (0.15%)			Geo Group Inc/The (a)	16,600	246
RPC Inc	15,900	118
Trico Marine Services Inc/United States (a)	34,900	217	Property & Casualty Insurance (4.75%)
Union Drilling Inc (a)	9,700	45	American Physicians Capital Inc	17,800	757

		380	Amerisafe Inc (a)	105,450	1,975

			Amtrust Financial Services Inc	56,600	465
Oil & Gas Drilling (0.19%)			Castlepoint Holdings Ltd	7,600	103
Parker Drilling Co (a)	52,700	112	Employers Holdings Inc	23,900	324
Pioneer Drilling Co (a)	29,900	149	FPIC Insurance Group Inc (a)	16,300	634
Unit Corp (a)	9,200	229	Hallmark Financial Services (a)	8,000	62

		490	Harleysville Group Inc	11,100	316

Oil Company - Exploration & Production (1.17%)			Infinity Property & Casualty Corp	18,300	703
Callon Petroleum Co (a)	7,700	16	Meadowbrook Insurance Group Inc	22,500	136
Comstock Resources Inc (a)	17,400	664	Navigators Group Inc (a)	15,500	796
Energy Partners Ltd (a)	8,296	10	PMA Capital Corp (a)	75,700	417
Harvest Natural Resources Inc (a)	16,100	65	ProAssurance Corp (a)	24,500	1,158
McMoRan Exploration Co (a)	14,500	97	RLI Corp	2,900	164
Rosetta Resources Inc (a)	39,600	240	Safety Insurance Group Inc	45,500	1,593
Stone Energy Corp (a)	61,891	531	SeaBright Insurance Holdings Inc (a)	17,900	186
Swift Energy Co (a)	54,000	827	Selective Insurance Group	71,700	1,100
Toreador Resources Corp (a)	3,500	8	Zenith National Insurance Corp	41,950	1,176

Vaalco Energy Inc (a)	68,700	516			12,065

		2,974

			Protection - Safety (0.15%)
Oil Field Machinery & Equipment (0.31%)			Landauer Inc	5,400	370
Complete Production Services Inc (a)	22,500	144
Gulf Island Fabrication Inc	16,900	213	Publishing - Books (0.03%)
Lufkin Industries Inc	12,200	426	Scholastic Corp	6,100	66

		783

			Publishing - Newspapers (0.01%)
Oil Refining & Marketing (0.20%)			Lee Enterprises Inc	60,800	19
Holly Corp	21,500	502
			Quarrying (0.48%)
Paper & Related Products (0.50%)			Compass Minerals International Inc	20,100	1,209
Buckeye Technologies Inc (a)	92,100	269
Potlatch Corp	16,900	426	Racetracks (0.10%)
Schweitzer-Mauduit International Inc	27,100	580	International Speedway Corp	10,829	252

		1,275

Schedule of Investments
SmallCap Value Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Radio (0.19%)			REITS - Mortgage (continued)
Cox Radio Inc	88,550 $	447	MFA Mortgage Investments Inc	214,826 $	1,231
Entercom Communications Corp	31,800	37	NorthStar Realty Finance Corp	86,200	334

		484	Resource Capital Corp	22,800	70

Recreational Vehicles (0.15%)					2,268

Polaris Industries Inc	17,600	374	REITS - Office Property (1.07%)
			BioMed Realty Trust Inc	83,850	926
Reinsurance (2.29%)			Corporate Office Properties Trust SBI MD	17,600	464
Argo Group International Holdings Ltd (a)	15,225	474	Douglas Emmett Inc	23,100	215
Aspen Insurance Holdings Ltd	89,600	1,980	Highwoods Properties Inc	17,600	397
IPC Holdings Ltd	9,200	236	Maguire Properties Inc	13,000	27
Max Capital Group Ltd	49,600	844	Parkway Properties Inc/Md	46,400	692

Platinum Underwriters Holdings Ltd	70,350	1,956			2,721

Validus Holdings Ltd	14,600	333

		5,823	REITS - Regional Malls (0.28%)

			Glimcher Realty Trust	52,200	97
REITS - Apartments (0.37%)			Pennsylvania Real Estate Investment Trust	64,300	285
American Campus Communities Inc	24,300	519	Taubman Centers Inc	16,200	321

Associated Estates Realty Corp	14,100	105			703

Education Realty Trust Inc	18,800	87
Home Properties Inc	6,100	219	REITS - Shopping Centers (0.62%)

		930	Cedar Shopping Centers Inc	56,750	348

			Inland Real Estate Corp	37,400	369
REITS - Diversified (0.85%)			Saul Centers Inc	26,400	863

Entertainment Properties Trust	44,100	999			1,580

Lexington Realty Trust	238,300	1,055
PS Business Parks Inc	2,300	99	REITS - Single Tenant (0.90%)

		2,153	National Retail Properties Inc	123,450	1,781

			Realty Income Corp	26,050	502

REITS - Healthcare (1.71%)					2,283

LTC Properties Inc	25,900	536
Medical Properties Trust Inc	41,400	188	REITS - Storage (0.34%)
Omega Healthcare Investors Inc	89,650	1,312	Extra Space Storage Inc	86,500	702
Senior Housing Properties Trust	143,350	2,319	U-Store-It Trust	42,200	158

		4,355			860

REITS - Hotels (0.29%)			REITS - Warehouse & Industrial (0.35%)
Ashford Hospitality Trust Inc	52,200	74	DCT Industrial Trust Inc	143,300	523
DiamondRock Hospitality Co	71,300	292	First Industrial Realty Trust Inc	20,750	113
Hersha Hospitality Trust	21,600	53	First Potomac Realty Trust	31,100	257

Strategic Hotels & Resorts Inc	66,900	92			893

Sunstone Hotel Investors Inc	55,436	239	Rental - Auto & Equipment (0.89%)

		750	Aaron Rents Inc	6,100	133

			Electro Rent Corp	5,200	55
REITS - Manufactured Homes (0.47%)
Equity Lifestyle Properties Inc	24,100	909	Rent-A-Center Inc/TX (a)	139,900	2,078

Sun Communities Inc	24,200	291			2,266

		1,200	Retail - Apparel & Shoe (2.29%)

			Aeropostale Inc (a)	16,900	357
REITS - Mortgage (0.89%)
Anthracite Capital Inc	88,000	149	Brown Shoe Co Inc	40,675	191
Anworth Mortgage Asset Corp	66,900	415	Buckle Inc/The	28,600	605
Arbor Realty Trust Inc	24,300	43	Cato Corp/The	47,700	631
Capital Trust Inc/NY	9,600	26	Childrens Place Retail Stores Inc/The (a)	4,000	75
			Collective Brands Inc (a)	31,300	334

Schedule of Investments
SmallCap Value Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Apparel & Shoe (continued)			Savings & Loans - Thrifts (1.97%)
Dress Barn Inc (a)	29,000 $	250	Berkshire Hills Bancorp Inc	800 $	19
Finish Line	45,000	214	Brookline Bancorp Inc	64,600	625
Genesco Inc (a)	6,900	106	Dime Community Bancshares	62,450	628
Gymboree Corp (a)	32,300	791	First Financial Holdings Inc	10,900	165
HOT Topic Inc (a)	80,000	683	First Niagara Financial Group Inc	149,930	1,958
JOS A Bank Clothiers Inc (a)	45,300	1,244	First Place Financial Corp/OH	1,152	3
Shoe Carnival Inc (a)	18,500	145	FirstFed Financial Corp (a)	7,700	7
Stage Stores Inc	28,475	204	Flushing Financial Corp	12,400	98

		5,830	Provident Financial Services Inc	83,300	910

Retail - Computer Equipment (0.13%)			Provident New York Bancorp	34,550	328
PC Connection Inc (a)	17,500	86	United Community Financial Corp/OH	59,384	30
PC Mall Inc (a)	7,900	31	WSFS Financial Corp	8,800	227

Systemax Inc	21,000	213			4,998

		330	Schools (0.07%)

Retail - Convenience Store (0.17%)			Corinthian Colleges Inc (a)	10,000	187
Casey's General Stores Inc	12,800	272
			Semiconductor Component - Integrated Circuits (0.60%)
Pantry Inc/The (a)	9,900	165	Cirrus Logic Inc (a)	30,800	87

		437	Emulex Corp (a)	101,300	578

Retail - Fabric Store (0.03%)			Micrel Inc	41,450	315
Jo-Ann Stores Inc (a)	5,100	65	Pericom Semiconductor Corp (a)	7,600	47
			Sigma Designs Inc (a)	27,600	282
Retail - Gardening Products (0.12%)			Standard Microsystems Corp (a)	13,000	180
Tractor Supply Co (a)	9,200	310	TriQuint Semiconductor Inc (a)	18,800	38

Retail - Hair Salons (0.06%)					1,527

Regis Corp	12,400	140	Semiconductor Equipment (0.42%)
			Asyst Technologies Inc (a)	71,800	19
Retail - Leisure Products (0.05%)			Brooks Automation Inc (a)	11,800	54
Steinway Musical Instruments (a)	11,800	136	Cohu Inc	3,000	30
			Entegris Inc (a)	174,037	242
Retail - Pawn Shops (0.57%)			Kulicke & Soffa Industries Inc (a)	22,100	34
Cash America International Inc	48,500	887
			MKS Instruments Inc (a)	49,650	698

Ezcorp Inc (a)	31,500	427
					1,077

First Cash Financial Services Inc (a)	7,700	130

		1,444	Steel - Producers (0.27%)

			Carpenter Technology Corp	23,050	380
Retail - Pet Food & Supplies (0.22%)			Schnitzer Steel Industries Inc	7,700	303

PetMed Express Inc (a)	38,500	556
					683

Retail - Restaurants (0.86%)			Telecommunication Equipment (0.80%)
CEC Entertainment Inc (a)	43,750	1,021	Arris Group Inc (a)	150,342	1,070
Cracker Barrel Old Country Store Inc	7,700	135	Plantronics Inc	52,600	534
Einstein Noah Restaurant Group Inc (a)	5,300	37	Symmetricom Inc (a)	17,800	66
Jack in the Box Inc (a)	37,200	840	Tekelec (a)	26,300	327
Papa John's International Inc (a)	8,200	156	Utstarcom Inc (a)	20,400	30

		2,189			2,027

Rubber & Plastic Products (0.05%)			Telecommunication Equipment - Fiber Optics (0.25%)
Myers Industries Inc	20,800	130	Finisar Corp (a)	32,000	16
			Harmonic Inc (a)	120,600	621

Schedule of Investments
SmallCap Value Fund I
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Telecommunication Equipment - Fiber Optics			Water (0.28%)
(continued)			American States Water Co	7,600 $	263
MRV Communications Inc (a)	18,300 $	10	California Water Service Group	10,100	439

		647			702

Telecommunication Services (0.56%)			Web Portals (0.71%)
Consolidated Communications Holdings Inc	8,200	92	Earthlink Inc (a)	89,300	672
Harris Stratex Networks Inc (a)	11,200	77	United Online Inc	185,462	1,135

Iowa Telecommunications Services Inc	23,100	297			1,807

MasTec Inc (a)	26,500	282
Premiere Global Services Inc (a)	49,200	477	Wire & Cable Products (0.30%)
RCN Corp (a)	33,750	124	Belden Inc	10,500	137
USA Mobility Inc (a)	5,900	62	Encore Wire Corp	27,650	456

		1,411	Insteel Industries Inc	22,300	172

					765

Telephone - Integrated (0.27%)
Atlantic Tele-Network Inc	6,300	135	Wireless Equipment (0.03%)
Cincinnati Bell Inc (a)	395,500	550	Powerwave Technologies Inc (a)	92,400	41

		685	RF Micro Devices Inc (a)	26,600	29

					70
Television (0.07%)

Sinclair Broadcast Group Inc	90,000	167	TOTAL COMMON STOCKS	$ 237,496

				Principal
Textile - Apparel (0.04%)				Amount	Value
Perry Ellis International Inc (a)	29,600	114		(000's)	(000's)

			SHORT TERM INVESTMENTS (4.20%)
Therapeutics (0.19%)			Commercial Paper (4.20%)
CV Therapeutics Inc (a)	12,200	191	Investment in Joint Trading Account; HSBC
Cypress Bioscience Inc (a)	8,000	68	Funding
Questcor Pharmaceuticals Inc (a)	33,000	213	0.27%, 2/ 2/2009	$ 5,340 $	5,340

		472	Investment in Joint Trading Account;

			Prudential Funding
Tobacco (0.23%)			0.27%, 2/ 2/2009	5,341	5,341

Universal Corp/Richmond VA	19,300	590			10,681

Toys (0.74%)			TOTAL SHORT TERM INVESTMENTS	$ 10,681

Jakks Pacific Inc (a)	101,900	1,869	REPURCHASE AGREEMENTS (1.95%)
Transport - Air Freight (0.10%)			Money Center Banks (1.95%)
			Investment in Joint Trading Account; Bank
Atlas Air Worldwide Holdings Inc (a)	18,100	263	of America Repurchase Agreement; 0.25%
			dated 1/30/2009 maturing 2/02/2009
Transport - Marine (0.50%)			(collateralized by Sovereign Agency
Gulfmark Offshore Inc (a)	40,500	970	Issues; $2,555,000; 0.00% - 4.88%; dated
Knightsbridge Tankers Ltd	20,600	311	07/27/09 - 06/13/18)	$ 2,481 $	2,481

		1,281

Transport - Services (0.36%)
Pacer International Inc	107,100	921
PHI Inc (a)	200	2

		923

Transport - Truck (0.55%)
Arkansas Best Corp	47,050	1,100
Marten Transport Ltd (a)	16,400	290

		1,390

		Schedule of Investments
		SmallCap Value Fund I
		January 31, 2009 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (continued)
Investment in Joint Trading Account;
Deutsche Bank Repurchase Agreement;
0.25%; dated 1/30/2009 maturing
2/02/2009 (collateralized by Sovereign
Agency Issues; $2,555,000; 0.00% -
5.965%; dated 02/06/09 - 05/26/27)	$ 2,481 $	2,481

		4,962

TOTAL REPURCHASE AGREEMENTS	$ 4,962

Total Investments	$ 253,139
Other Assets in Excess of Liabilities, Net - 0.42%		1,078

TOTAL NET ASSETS - 100.00%	$ 254,217

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 9,421
Unrealized Depreciation		(151,017)

Net Unrealized Appreciation (Depreciation)		(141,596)
Cost for federal income tax purposes		394,735
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector		Percent

Financial		38.28%
Industrial		13.84%
Consumer, Non-cyclical		13.31%
Consumer, Cyclical		9.67%
Utilities		8.02%
Communications		5.87%
Technology		5.07%
Basic Materials		3.42%
Energy		2.02%
Diversified		0.08%
Other Assets in Excess of Liabilities, Net		0.42%

TOTAL NET ASSETS		100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	6.44%

	Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; March 2009	Buy	370	$ 17,713	$ 16,376	$ (1,337)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
SmallCap Value Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (97.71%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.00%)			Apparel Manufacturers (continued)
Core Molding Technologies Inc (a)	160 $	-	Superior Uniform Group Inc	3,700 $		29
			Tandy Brands Accessories Inc	6,000		8

Advertising Services (0.29%)						863

inVentiv Health Inc (a)	39,825	380
Marchex Inc	1,400	7	Applications Software (0.01%)

		387	Authentidate Holding Corp (a)	8,200		2

			EPIQ Systems Inc (a)	281		5
Aerospace & Defense (1.02%)			PDF Solutions Inc (a)	200		-

Esterline Technologies Corp (a)	31,600	1,140				7

Herley Industries Inc (a)	17,454	194
Kratos Defense & Security Solutions Inc (a)	38,671	46	Athletic Equipment (0.03%)
National Presto Industries Inc	57	4	Cybex International Inc (a)	5,300		10

		1,384	Nautilus Inc (a)	25,500		35

						45

Aerospace & Defense Equipment (1.16%)
Alliant Techsystems Inc (a)	11,025	891	Auction House & Art Dealer (0.01%)
Allied Defense Group Inc/The (a)	2,294	16	Escala Group Inc (a)	8,050		12

Argon ST Inc (a)	100	2	Audio & Video Products (0.05%)
CPI Aerostructures Inc (a)	3,900	20	Audiovox Corp (a)	10,715		48
Ducommun Inc	10,880	206	Cobra Electronics Corp	8,300		10
SIFCO Industries Inc (a)	858	5	Emerson Radio Corp (a)	21,000		11

Triumph Group Inc	9,498	430				69

		1,570

			Auto - Truck Trailers (0.03%)
Agricultural Operations (0.04%)			Wabash National Corp	16,300		46
Griffin Land & Nurseries Inc	1,602	55
MGP Ingredients Inc	8,800	5	Auto/Truck Parts & Equipment - Original (0.46%)

		60	Accuride Corp (a)	19,731		7

Airlines (2.12%)			American Axle & Manufacturing Holdings
			Inc	51,300		56
Airtran Holdings Inc (a)	10,600	44
			Hayes Lemmerz International Inc (a)	67,351		6
Alaska Air Group Inc (a)	34,800	917
			Lear Corp (a)	26,300		24
ExpressJet Holdings Inc (a)	6,776	11
			Miller Industries Inc/TN (a)	6,945		38
Frontier Airlines Holdings Inc (a)	51,574	13
			Modine Manufacturing Co	36,900		101
JetBlue Airways Corp (a)	23,200	131
			Noble International Ltd/United States	7,812		3
MAIR Holdings Inc (a)(b)(c)	16,800	8
			Superior Industries International Inc	33,263		342
Mesa Air Group Inc (a)	42,610	6
			Supreme Industries Inc	5,189		6
Pinnacle Airlines Corp (a)	3,200	6
			TRW Automotive Holdings Corp (a)	11,800		36

Republic Airways Holdings Inc (a)	36,800	301
						619

Skywest Inc	90,238	1,412
US Airways Group Inc (a)	3,600	21	Auto/Truck Parts & Equipment - Replacement (0.14%)

		2,870	Commercial Vehicle Group Inc (a)	17,800		18

			Dorman Products Inc (a)	11,900		119
Apparel Manufacturers (0.64%)
			Proliance International Inc (a)	15,060		7
Delta Apparel Inc (a)	5,800	23
			Standard Motor Products Inc	16,200		38

G-III Apparel Group Ltd (a)	1,376	8
						182

Hanesbrands Inc (a)	58,200	523
Hartmarx Corp (a)	26,800	1	B2B - E-Commerce (0.14%)
Jones Apparel Group Inc	35,900	124	Arbinet-thexchange Inc	8,145		14
Lakeland Industries Inc (a)	5,060	39	ePlus Inc (a)	16,300		170

Oxford Industries Inc	9,300	62				184

Quiksilver Inc (a)	21,900	46

Schedule of Investments
SmallCap Value Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Batteries & Battery Systems (0.19%)			Building Products - Cement & Aggregate (0.07%)
EnerSys (a)	28,699 $	261	US Concrete Inc (a)	35,200 $		98

Brewery (0.01%)			Building Products - Doors & Windows (0.01%)
Craft Brewers Alliance Inc (a)	8,700	11	PGT Inc (a)	9,875		10

Broadcasting Services & Programming (0.06%)			Building Products - Light Fixtures (0.00%)
Fisher Communications Inc	3,716	57	LSI Industries Inc	300		1
Gray Television Inc	61,100	20
Medialink Worldwide Inc (a)	10,500	1	Building Products - Wood (0.15%)

		78	Universal Forest Products Inc	9,800		206

Building - Maintenance & Service (0.00%)			Capacitors (0.02%)
Sunair Services Corp (a)	200	-	Kemet Corp (a)	144,800		30

Building - Mobile Home & Manufactured Housing (0.14%)			Casino Hotels (0.02%)
Cavalier Homes Inc (a)	12,065	16	Boyd Gaming Corp	1,200		6
Cavco Industries Inc (a)	4,200	103	MTR Gaming Group Inc (a)	14,300		21
Coachmen Industries Inc (a)	12,800	19	Trump Entertainment Resorts Inc (a)	24,100		6

Modtech Holdings Inc (a)	2,500	-				33

Monaco Coach Corp	44,049	25
			Cellular Telecommunications (0.67%)
Palm Harbor Homes Inc (a)	8,918	32
			Syniverse Holdings Inc (a)	66,675		904
Skyline Corp	4	-

		195	Chemicals - Diversified (0.38%)

Building - Residential & Commercial (0.53%)			Aceto Corp	1,285		12
Beazer Homes USA Inc (a)	9,652	10	Georgia Gulf Corp	22,643		21
Brookfield Homes Corp	14,100	35	Westlake Chemical Corp	35,319		483

Comstock Homebuilding Cos Inc (a)	2,300	1				516

Hovnanian Enterprises Inc (a)	22,900	39	Chemicals - Plastics (0.29%)
M/I Homes Inc	13,751	121	PolyOne Corp (a)	73,800		151
MDC Holdings Inc	525	16	Schulman A Inc	8,509		129
Meritage Homes Corp (a)	11,400	126	Spartech Corp	36,900		117

Orleans Homebuilders Inc	8,600	10				397

Ryland Group Inc	19,940	311
Standard Pacific Corp (a)	35,400	50	Chemicals - Specialty (0.32%)
			American Pacific Corp (a)	4,800		38
WCI Communities Inc (a)	23,600	1

			Cabot Corp	1,800		24
		720

			Chemtura Corp	109,000		82
Building & Construction - Miscellaneous (0.19%)			OM Group Inc (a)	11,300		219
Builders FirstSource Inc (a)	17,700	22	Penford Corp	4,670		41
Dycom Industries Inc (a)	1,260	8	Quaker Chemical Corp	75		1
Insituform Technologies Inc (a)	12,100	227	Sensient Technologies Corp	20		-

		257	Stepan Co	819		30

Building & Construction Products -			Symyx Technologies (a)	500		2

Miscellaneous (0.36%)						437

Gibraltar Industries Inc	26,109	267
Interline Brands Inc (a)	1,887	15	Circuit Boards (0.02%)
Louisiana-Pacific Corp	60,500	126	DDi Corp (a)	7,982		27

NCI Building Systems Inc (a)	7,200	83	Merix Corp (a)	17,400		6

Patrick Industries Inc (a)	2,100	1				33

		492	Coffee (0.23%)

			Diedrich Coffee Inc (a)	2,200		1

Schedule of Investments SmallCap Value Fund II January 31, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Coffee (continued)				Commercial Banks (continued)
Farmer Bros Co	15,400 $		313	First Mariner Bancorp Inc (a)	2,400 $	2

			314	First Merchants Corp	11,400	179

Collectibles (0.03%)				First Regional Bancorp/Los Angeles CA (a)	5,004	16
RC2 Corp (a)	7,687		45	First Security Group Inc/TN	5,500	24
				First State Bancorporation/NM	8,800	9
Commercial Banks (8.04%)				FNB United Corp	4,500	13
1st Source Corp	28,037		499	Fulton Financial Corp	19,159	134
Amcore Financial Inc	9,043		13	German American Bancorp Inc	4,818	53
AmericanWest Bancorp	10,100		8	Great Southern Bancorp Inc	500	5
Ameris Bancorp	7,200		55	Green Bankshares Inc	4,743	47
AmeriServ Financial Inc	24,600		45	Guaranty Bancorp (a)	46,396	70
Bancorp Inc/DE (a)	2,700		8	Hampton Roads Bankshares Inc	6,048	52
BancTrust Financial Group Inc	8,600		76	Hanmi Financial Corp	8,300	16
Bank Mutual Corp	203		2	Harleysville National Corp	20,729	193
Bank of Florida Corp (a)	7,000		22	Heritage Commerce Corp	5,500	40
Bank of Granite Corp	4,500		14	Home Bancshares Inc/Conway AR	2,232	46
Banner Corp	7,347		23	Horizon Financial Corp	2,100	5
Beverly Hills Bancorp Inc	23,030		3	Iberiabank Corp	119	5
BNCCORP Inc (a)	2,300		16	Imperial Capital Bancorp Inc	6,870	6
Cadence Financial Corp	6,356		27	Independent Bank Corp/MI	10,100	16
Capital Corp of the West	3,300		3	Integra Bank Corp	11,000	18
Capitol Bancorp Ltd	10,182		61	Intervest Bancshares Corp	1,900	7
Cardinal Financial Corp	20,600		114	Irwin Financial Corp	36,925	88
Cascade Financial Corp	1,300		4	Lakeland Bancorp Inc	3,658	29
Cathay General Bancorp	13,000		165	LNB Bancorp Inc	2,200	13
Center Financial Corp	9,200		44	Macatawa Bank Corp	8,316	22
Central Bancorp Inc/MA	600		3	MainSource Financial Group Inc	14,705	144
Central Pacific Financial Corp	25,280		170	MB Financial Inc	28,691	469
Chemical Financial Corp	15,087		344	MBT Financial Corp	6,800	18
Citizens Republic Bancorp Inc	30,618		35	Midwest Banc Holdings Inc	11,770	14
Colonial BancGroup Inc/The	3,500		3	Nara Bancorp Inc	3,100	18
Columbia Banking System Inc	7,834		70	National Penn Bancshares Inc	23,597	228
Community Bancorp/NV (a)	8,400		23	NewBridge Bancorp	6,405	14
Community Bank System Inc	7		-	Nexity Financial Corp (a)	2,900	2
Community Trust Bancorp Inc	183		5	Northeast Bancorp	900	7
Corus Bankshares Inc	24,200		27	Pacific Capital Bancorp NA	3,349	35
Crescent Financial Corp (a)	4,056		14	Pacific Mercantile Bancorp	3,964	17
Cullen/Frost Bankers Inc	22,750		996	Peoples Bancorp Inc/OH	8,300	84
Dearborn Bancorp Inc (a)	4,410		9	Pinnacle Bancshares Inc	200	2
East West Bancorp Inc	7,000		66	Pinnacle Financial Partners Inc (a)	27	1
Encore Bancshares Inc (a)	2,273		10	Preferred Bank/Los Angeles CA	2,000	11
Farmers Capital Bank Corp	700		13	Premier Financial Bancorp Inc	700	4
Fidelity Southern Corp	606		2	Prosperity Bancshares Inc	55,600	1,504
Financial Institutions Inc	2,600		22	Provident Bankshares Corp	16,800	108
First Bancorp/Troy NC	807		12	Renasant Corp	10,879	132
First Bank of Delaware (a)	1,240		2	Republic First Bancorp Inc (a)	247	2
First Busey Corp	15,335		134	Sandy Spring Bancorp Inc	4,900	69
First Financial Bancorp	97		1	Seacoast Banking Corp of Florida	9,900	45
First Financial Corp/IN	44		1	Security Bank Corp/GA	7,168	6

Schedule of Investments
SmallCap Value Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Commercial Services - Finance (continued)
Simmons First National Corp	7,053 $	174	Track Data Corp (a)	5,000 $	5

South Financial Group Inc/The	27,078	51			94

Southern Community Financial Corp/NC	14,600	53	Communications Software (0.12%)
Southern Connecticut Bancorp Inc (a)	1,000	7	CallWave Inc (a)	17,500	13
Southwest Bancorp Inc/Stillwater OK	6,624	69	Concurrent Computer Corp (a)	1,900	7
StellarOne Corp	8,008	104	Digi International Inc (a)	18,297	139
Sterling Bancshares Inc/TX	1,500	8	Seachange International Inc (a)	101	1

Sterling Financial Corp/WA	15,900	29			160

Sun American Bancorp (a)	200	-
Sun Bancorp Inc/NJ (a)	32,445	184	Computer Data Security (0.02%)
Superior Bancorp (a)	4,775	13	SCM Microsystems Inc (a)	11,000	28
Susquehanna Bancshares Inc	44,662	491	Computer Services (2.03%)
Taylor Capital Group Inc	10,078	64	Analysts International Corp (a)	38,200	16
TIB Financial Corp	1,513	6	CACI International Inc (a)	21,725	981
Trico Bancshares	583	12	Ciber Inc (a)	57,000	248
Trustmark Corp	13,888	282	Computer Task Group Inc (a)	2,181	7
UCBH Holdings Inc	8,385	20	Dynamics Research Corp (a)	4,676	32
Umpqua Holdings Corp	31,274	306	Insight Enterprises Inc (a)	55,159	286
Union Bankshares Corp/VA	4,300	67	Pomeroy IT Solutions Inc (a)	10,500	32
United Bankshares Inc	29,790	625	SRA International Inc (a)	65,825	1,075
United Community Banks Inc/GA	21,729	112	Technology Solutions Co (a)	1,480	1
Univest Corp of Pennsylvania	841	19	TechTeam Global Inc (a)	4,600	23
Vineyard National Bancorp	4,200	1	Tier Technologies Inc (a)	7,000	41
Virginia Commerce Bancorp (a)	1,300	5	Tripos Inc (a)(b)(c)	100	-

Webster Financial Corp	27,500	115			2,742

WesBanco Inc	8,570	177
Western Alliance Bancorp (a)	1,400	11	Computer Software (0.03%)
Whitney Holding Corp/LA	33,300	433	Accelrys Inc (a)	86	1
Wilshire Bancorp Inc	430	3	Avid Technology Inc (a)	2,826	28
Wintrust Financial Corp	12,900	172	Market Leader Inc (a)	2,800	5

Yadkin Valley Financial Corp	5,100	47			34

		10,866	Computers (0.02%)

Commercial Services (0.86%)			Rackable Systems Inc (a)	7,910	31
Collectors Universe	6,490	25
			Computers - Integrated Systems (0.50%)
Healthcare Services Group	36,058	552	Agilysys Inc	21,665	77
ICT Group Inc (a)	8,300	32	Catapult Communications Corp (a)	11,500	80
Intersections Inc (a)	13,724	51
			Delphax Technologies Inc (a)	5,800	-
Live Nation Inc (a)	1,829	10	Mercury Computer Systems Inc (a)	9,773	58
Mac-Gray Corp (a)	15,100	94	Micros Systems Inc (a)	26,950	388
Perceptron Inc (a)	13	-
			PAR Technology Corp (a)	7,100	32
PHH Corp (a)	30,800	340	Radisys Corp (a)	9,873	47

Source Interlink Cos Inc (a)	65,230	7
					682

Startek Inc (a)	12,200	57

		1,168	Computers - Memory Devices (0.61%)

			Dataram Corp	3,500	5
Commercial Services - Finance (0.07%)			Dot Hill Systems Corp (a)	56,700	28
Euronet Worldwide Inc (a)	4,397	44	Entorian Technologies Inc (a)	1,800	-
Newtek Business Services Inc (a)	22,400	5
			Hutchinson Technology Inc (a)	21,300	68
Rewards Network Inc (a)	15,100	40	Imation Corp	43,982	428

Schedule of Investments
SmallCap Value Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Computers - Memory Devices (continued)			Cosmetics & Toiletries (0.03%)
Overland Storage Inc (a)	12,600 $	5	Parlux Fragrances Inc (a)	13,600 $	38
Quantum Corp (a)	204,004	104
Silicon Storage Technology Inc (a)	90,400	185	Data Processing & Management (0.06%)

		823	infoGROUP Inc	2,324	9

			Pegasystems Inc	390	5
Computers - Peripheral Equipment (0.15%)			Schawk Inc	8,700	71

Astro-Med Inc	11,200	78			85

Electronics for Imaging Inc (a)	6,400	57
Franklin Electronic Publishers Inc (a)	6,000	5	Dental Supplies & Equipment (0.72%)
Immersion Corp (a)	2,200	12	Patterson Cos Inc (a)	52,000	956
InFocus Corp (a)	34,185	26	Sirona Dental Systems Inc (a)	1,400	17

Key Tronic Corp (a)	7,695	9			973

Planar Systems Inc (a)	21,819	10	Diagnostic Equipment (0.00%)
Qualstar Corp	800	2	Home Diagnostics Inc (a)	400	3

		199

			Direct Marketing (0.00%)
Consulting Services (1.04%)			Valuevision Media Inc (a)	19,900	5
BearingPoint Inc (a)	2,664	4
Franklin Covey Co (a)	13,372	55	Distribution & Wholesale (1.00%)
Hackett Group Inc/The (a)	100	-	Bell Microproducts Inc (a)	47,972	43
LECG Corp (a)	2,900	9	BlueLinx Holdings Inc (a)	16,284	39
Management Network Group Inc (a)	28,120	12	Brightpoint Inc (a)	7,891	37
PDI Inc (a)	22,664	105	Core-Mark Holding Co Inc (a)	5,130	94
Watson Wyatt Worldwide Inc	26,375	1,226	DEI Holdings Inc (a)	9,700	2

		1,411	GTSI Corp (a)	7,478	38

Consumer Products - Miscellaneous (1.77%)			Handleman Co (a)	31,700	4
American Greetings Corp	63,811	277	Huttig Building Products Inc (a)	17,000	6
Blyth Inc	200	1	Jaco Electronics Inc (a)	1,000	1
Central Garden and Pet Co - A Shares (a)	34,000	204	Navarre Corp (a)	18,400	9
Central Garden and Pet Co (a)	17,000	103	Owens & Minor Inc	8,000	318
CSS Industries Inc	13,424	203	School Specialty Inc (a)	18,515	306
Helen of Troy Ltd (a)	15,081	158	Tech Data Corp (a)	25,400	460

Jarden Corp (a)	35,489	370			1,357

Prestige Brands Holdings Inc (a)	28,200	179	Diversified Manufacturing Operations (2.10%)
Russ Berrie & Co Inc (a)	28,700	49	Actuant Corp	22,500	371
Scotts Miracle-Gro Co/The	26,475	853	American Biltrite Inc (a)	1,000	1
Spectrum Brands Inc (a)	400	-	AO Smith Corp	17,525	482

		2,397	Bell Industries Inc (a)	145	-

Containers - Metal & Glass (1.61%)			EnPro Industries Inc (a)	1,300	24
Bway Holding Co (a)	1,730	15	GP Strategies Corp (a)	135	-
Owens-Illinois Inc (a)	44,075	837	Griffon Corp (a)	37,354	372
Silgan Holdings Inc	28,750	1,318	Lydall Inc (a)	5,600	21

		2,170	Park-Ohio Holdings Corp (a)	9,439	35

			Standex International Corp	10,100	155
Containers - Paper & Plastic (1.06%)
Graphic Packaging Holding Co (a)	251,161	219	Teleflex Inc	10,600	564
Mod-Pac Corp (a)	1,395	2	Tredegar Corp	49,365	814

Pactiv Corp (a)	54,775	1,184			2,839

Temple-Inland Inc	4,663	26	Diversified Operations (0.19%)

		1,431	Compass Diversified Holdings	7,900	85

			Resource America Inc	6,523	27

Schedule of Investments SmallCap Value Fund II January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Diversified Operations (continued)			Electronic Components - Semiconductors
Zapata Corp (a)	22,800 $	147	(continued)

		259	Kopin Corp (a)	35,773 $	57

			Lattice Semiconductor Corp (a)	225,560	347
Diversified Operations & Commercial Services (0.13%)			Leadis Technology Inc (a)	5,942	2
Avalon Holdings Corp (a)	4,373	8	Macrovision Solutions Corp (a)	9,200	121
Viad Corp	4,800	107	Microsemi Corp (a)	56,625	476
Volt Information Sciences Inc (a)	10,599	56	MIPS Technologies Inc (a)	89	-

		171	Omnivision Technologies Inc (a)	2,300	15

Drug Detection Systems (0.03%)			ON Semiconductor Corp (a)	3,066	13
Caliper Life Sciences Inc (a)	26,579	34	Richardson Electronics Ltd/United States	23,735	89
			Skyworks Solutions Inc (a)	65	-
E-Commerce - Services (0.02%)			Virage Logic Corp (a)	10,000	31
Internet Brands Inc (a)	4,100	20	White Electronic Designs Corp (a)	36,721	143
			Zilog Inc (a)	9,057	22
Educational Software (0.04%)
			Zoran Corp (a)	48,692	289

PLATO Learning Inc (a)	39,960	56
					3,206

Electric - Integrated (0.38%)			Electronic Connectors (0.00%)
Maine & Maritimes Corp	2,096	83	Innovex Inc/MN (a)	30,198	4
Unitil Corp	2,100	42
Westar Energy Inc	19,100	384	Electronic Design Automation (0.00%)

		509	Mentor Graphics Corp (a)	600	3

Electronic Components - Miscellaneous (0.94%)			Electronic Measurement Instruments (0.09%)
AVX Corp.	6,000	55	Aehr Test Systems (a)	82	-
Bel Fuse Inc	3,900	59	Cyberoptics Corp (a)	7,100	40
Benchmark Electronics Inc (a)	47,566	558	Keithley Instruments Inc	3,300	12
Blonder Tongue Laboratories (a)	1,700	2	LeCroy Corp (a)	10,857	25
CTS Corp	40,155	206	Zygo Corp (a)	7,200	41

IntriCon Corp (a)	500	2			118

Methode Electronics Inc	17,269	80
OSI Systems Inc (a)	761	11	Electronic Parts Distribution (0.02%)
RF Monolithics Inc (a)	4,982	3	NU Horizons Electronics Corp (a)	15,500	24
Sanmina-SCI Corp (a)	133,158	44	Electronic Security Devices (0.01%)
Sparton Corp (a)	4,236	8	Vicon Industries Inc (a)	2,200	13
Stoneridge Inc (a)	1,340	3
Sypris Solutions Inc	41,921	53	Electronics - Military (0.00%)
Vishay Intertechnology Inc (a)	61,900	183	Arotech Corp (a)	10,093	4

		1,267	Merrimac Industries Inc (a)	800	2

Electronic Components - Semiconductors (2.37%)					6

Actel Corp (a)	13,780	124	E-Marketing & Information (0.02%)
Applied Micro Circuits Corp (a)	195,618	782	Looksmart (a)	16,020	22
AXT Inc (a)	19,600	27
California Micro Devices Corp (a)	28,400	61	Energy - Alternate Sources (0.10%)
Ceva Inc (a)	12,032	82	Headwaters Inc (a)	18,100	82
DSP Group Inc (a)	14,000	91	Plug Power Inc (a)	47,090	43
Fairchild Semiconductor International Inc (a)	14,321	65	Quantum Fuel Systems Technologies
Ikanos Communications Inc (a)	11,350	15	Worldwide Inc (a)	7,373	6
			Renegy Holdings Inc (a)	472	-
Integrated Silicon Solution Inc (a)	41,282	70
			VeraSun Energy Corp (a)	24,100	2

International Rectifier Corp (a)	11,600	158
					133

IXYS Corp	18,400	126

Schedule of Investments SmallCap Value Fund II January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Engineering - Research & Development Services (0.73%)			Finance - Investment Banker & Broker (1.04%)
Foster Wheeler Ltd (a)	12,175 $	243	Cowen Group Inc (a)	13,141 $	75
National Technical Systems Inc	5,700	23	E*Trade Financial Corp (a)	7,672	9
Servidyne Inc	525	1	LaBranche & Co Inc (a)	28,800	197
URS Corp (a)	20,950	713	Penson Worldwide Inc (a)	2,000	12

		980	Piper Jaffray Cos (a)	25,625	736

Engines - Internal Combustion (0.45%)			Raymond James Financial Inc	16,413	304
Briggs & Stratton Corp	41,500	614	Sanders Morris Harris Group Inc	12,886	54
			Thomas Weisel Partners Group Inc (a)	7,933	24

Enterprise Software & Services (1.91%)					1,411

etrials Worldwide Inc (a)	600	-	Finance - Leasing Company (0.04%)
Pervasive Software Inc (a)	39,500	143	California First National Bancorp	1,100	8
Sybase Inc (a)	48,375	1,321	Financial Federal Corp	71	2
SYNNEX Corp (a)	28,200	433	Marlin Business Services Corp (a)	6,400	25
Tyler Technologies Inc (a)	54,225	683	MicroFinancial Inc	5,975	15

		2,580			50

Entertainment Software (0.00%)			Finance - Mortgage Loan/Banker (0.01%)
Glu Mobile Inc (a)	10,900	6	Delta Financial Corp (a)(b)	18,200	-
			Doral Financial Corp (a)	2,400	12
Environmental Consulting & Engineering (0.03%)
			Federal Agricultural Mortgage Corp	128	-
TRC Cos Inc (a)	16,000	47
			Franklin Credit Management Corp (a)	5,800	2

E-Services - Consulting (0.06%)					14

Keynote Systems Inc (a)	7,850	69	Finance - Other Services (0.01%)
Perficient Inc (a)	1,614	6	Asset Acceptance Capital Corp (a)	3,403	14
SumTotal Systems Inc (a)	1,500	4

		79	Financial Guarantee Insurance (0.04%)

			MBIA Inc	3,500	13
Fiduciary Banks (0.12%)
			PMI Group Inc/The	17,000	24
Boston Private Financial Holdings Inc	33,800	159
			Radian Group Inc	4,100	13
Finance - Auto Loans (0.23%)			Triad Guaranty Inc (a)	13,536	6

AmeriCredit Corp (a)	61,100	288			56

Consumer Portfolio Services Inc (a)	17,265	9	Food - Baking (0.01%)
United PanAm Financial Corp (a)	7,800	8	Tasty Baking Co	2,300	9

		305

			Food - Canned (0.85%)
Finance - Commercial (0.00%)
			Del Monte Foods Co	75,931	506
NewStar Financial Inc (a)	584	2
			TreeHouse Foods Inc (a)	24,361	643

Finance - Consumer Loans (0.26%)					1,149

Encore Capital Group Inc (a)	2,090	11	Food - Confectionery (0.67%)
Firstcity Financial Corp (a)	8,834	26	JM Smucker Co/The	20,050	905
Nelnet Inc	14,000	194
Ocwen Financial Corp (a)	13,800	123	Food - Miscellaneous/Diversified (1.48%)

		354	B&G Foods Inc	200	1

			Chiquita Brands International Inc (a)	59,634	834
Finance - Credit Card (0.06%)
			Golden Enterprises Inc	700	2
Advanta Corp - Class A	6,195	4
			Hain Celestial Group Inc (a)	3,168	48
Advanta Corp - Class B	16,532	13
			John B. Sanfilippo & Son Inc (a)	19,776	109
CompuCredit Corp (a)	20,100	64

			M&F Worldwide Corp (a)	15,500	164
		81

			Monterey Gourmet Foods Inc (a)	13,100	10

Schedule of Investments
SmallCap Value Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Food - Miscellaneous/Diversified (continued)			Home Furnishings (continued)
Ralcorp Holdings Inc (a)	14,150 $	838	Chromcraft Revington Inc (a)	2,500 $	1
Smart Balance Inc (a)	220	2	Flexsteel Industries	2,364	18

		2,008	Furniture Brands International Inc	67,202	138

Food - Retail (0.29%)			Kimball International Inc	33,945	234
Ingles Markets Inc	600	8	La-Z-Boy Inc	67,600	65
Winn-Dixie Stores Inc (a)	27,500	378	Stanley Furniture Co Inc	3,800	30

		386			508

Food - Wholesale & Distribution (0.00%)			Hotels & Motels (0.13%)
Nash Finch Co	100	4	Gaylord Entertainment Co (a)	3,612	38
			Interstate Hotels & Resorts Inc (a)	25,900	13
Footwear & Related Apparel (0.08%)			Lodgian Inc (a)	21,900	41
Heelys Inc	2,200	4	Marcus Corp	238	2
Iconix Brand Group Inc (a)	4,758	39	Red Lion Hotels Corp (a)	35,400	79

Lacrosse Footwear Inc	1,100	12			173

Phoenix Footwear Group Inc (a)	19,740	6	Housewares (0.01%)
Rocky Brands Inc (a)	4,100	14	Lenox Group Inc (a)	18,800	-
Skechers U.S.A. Inc (a)	2,764	28	Libbey Inc	1,097	1

		103	Lifetime Brands Inc	10,000	18

Funeral Services & Related Items (0.33%)					19

Carriage Services Inc (a)	23,453	52	Human Resources (1.17%)
Hillenbrand Inc	11,675	216	AMN Healthcare Services Inc (a)	3,000	21
Service Corp International/US	37,200	169	Barrett Business Services Inc	3,900	38
Stewart Enterprises Inc	3,000	10	CDI Corp	1,100	12

		447	Cross Country Healthcare Inc (a)	29,356	220

Gambling (Non-Hotel) (0.21%)			Edgewater Technology Inc (a)	11,900	33
Isle of Capri Casinos Inc (a)	2,900	8	Kelly Services Inc	21,416	194
Lakes Entertainment Inc (a)	15,800	47	Kforce Inc (a)	15,900	99
Pinnacle Entertainment Inc (a)	33,100	224	Medical Staffing Network Holdings Inc (a)	47,500	10

		279	MPS Group Inc (a)	128,164	775

Gas - Distribution (0.59%)			On Assignment Inc (a)	3,600	17
Atmos Energy Corp	16,400	403	RCM Technologies Inc (a)	9,300	11
Vectren Corp	15,400	397	Spherion Corp (a)	100,500	144

		800	Westaff Inc (a)	12,980	13

					1,587

Gold Mining (0.04%)
US Gold Corp (a)	25,600	51	Identification Systems - Development (0.34%)
			Checkpoint Systems Inc (a)	2,600	24
Golf (0.00%)			Intelli-Check - Mobilisa Inc (a)	1,000	1
Aldila Inc	270	1	L-1 Identity Solutions Inc (a)	59,200	429

					454

Health Care Cost Containment (0.01%)
			Industrial Audio & Video Products (0.01%)
Hooper Holmes Inc (a)	48,100	11
			Ballantyne of Omaha Inc (a)	10,600	15
Prospect Medical Holdings Inc (a)	1,200	3

			Rockford Corp/Arizona (a)	3,600	2
		14

			Wells-Gardner Electronics Corp (a)	3,417	2

Heart Monitors (0.09%)					19

Cardiac Science Corp (a)	23,000	124
			Industrial Automation & Robots (0.19%)
Home Furnishings (0.38%)			Gerber Scientific Inc (a)	20,440	64
Bassett Furniture Industries Inc	6,700	22

Schedule of Investments
SmallCap Value Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Industrial Automation & Robots (continued)			Internet Incubators (continued)
Nordson Corp	6,225 $	188	Safeguard Scientifics Inc (a)	70,800 $	43

		252			227

Industrial Gases (0.68%)			Internet Infrastructure Equipment (0.01%)
Airgas Inc	25,900	915	Avocent Corp (a)	894	13

Instruments - Controls (0.37%)			Internet Infrastructure Software (0.07%)
Frequency Electronics Inc	13,200	42	Openwave Systems Inc (a)	53,300	39
Spectrum Control Inc (a)	15,900	115	SupportSoft Inc (a)	31,400	59

Technology Research Corp	4,647	9			98

Watts Water Technologies Inc	14,800	330	Internet Security (0.19%)
X-Rite Inc (a)	400	-	ActivIdentity Corp (a)	37,414	84

		496	Ipass Inc (a)	33,400	42

Instruments - Scientific (0.02%)			SonicWALL Inc (a)	37,994	134

Meade Instruments Corp (a)	34,417	6			260

OI Corp	1,700	16	Investment Companies (0.19%)
Winland Electronics Inc (a)	1,800	1	Harris & Harris Group Inc (a)	10,200	36

		23	Hercules Technology Growth Capital Inc	2,211	14

Insurance Brokers (0.56%)			MCG Capital Corp	78,105	53
Arthur J Gallagher & Co	32,000	754	Medallion Financial Corp	23,244	157
			Patriot Capital Funding Inc	189	1

Internet Application Software (0.38%)					261

Lionbridge Technologies (a)	28,900	52
RealNetworks Inc (a)	74,219	209	Investment Management & Advisory Services (0.75%)
S1 Corp (a)	129	1	Virtus Investment Partners Inc (a)	7,131	43
Vignette Corp (a)	35,200	246	Waddell & Reed Financial Inc	68,950	974

		508			1,017

Internet Connectivity Services (0.00%)			Lasers - Systems & Components (0.63%)
Internap Network Services Corp (a)	300	1	Coherent Inc (a)	15,800	286
PC-Tel Inc	52	-	Electro Scientific Industries Inc (a)	26,216	166

		1	Newport Corp (a)	36,235	194

			Rofin-Sinar Technologies Inc (a)	12,050	203

Internet Content - Entertainment (0.05%)					849

Alloy Inc (a)	11,650	58
Hollywood Media Corp (a)	4,450	4	Leisure & Recreation Products (0.16%)
New Motion Inc (a)	7,133	8	Brunswick Corp/DE	54,800	152
PlanetOut Inc (a)	3,700	1	GameTech International Inc (a)	700	1

		71	Johnson Outdoors Inc	6,500	49

			Multimedia Games Inc (a)	11,641	20

Internet Content - Information & News (0.10%)					222

Autobytel Inc (a)	95,971	35
Harris Interactive Inc (a)	147,160	74	Life & Health Insurance (1.16%)
Jupitermedia Corp (a)	10,800	5	American Equity Investment Life Holding Co	73,700	493
TheStreet.com Inc	7,300	20	Conseco, Inc. (a)	3,700	9

		134	FBL Financial Group Inc	35,896	370

			Independence Holding Co	9,300	28
Internet Financial Services (0.00%)			Penn Treaty American Corp (a)	20,525	3
Insweb Corp (a)	800	2	Phoenix Cos Inc/The	142,625	249
			Presidential Life Corp	36,884	357
Internet Incubators (0.17%)
			Universal American Corp/NY (a)	5,500	54

Internet Capital Group Inc (a)	30,600	132
					1,563

ModusLink Global Solutions Inc (a)	22,500	52

Schedule of Investments SmallCap Value Fund II January 31, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Linen Supply & Related Items (0.27%)				Medical - Drugs (0.08%)
G&K Services Inc	17,900 $		330	Acusphere Inc (a)	900 $	-
Unifirst Corp/MA	1,300		34	Hi-Tech Pharmacal Co Inc (a)	10,200	54

			364	Infinity Pharmaceuticals Inc (a)	3,295	27

Machinery - Construction & Mining (0.18%)				Lannett Co Inc (a)	4,700	25
Bucyrus International Inc	15,300		237	Ore Pharmaceuticals Inc (a)	8,930	5

						111

Machinery - Electrical (0.13%)				Medical - HMO (0.68%)
Baldor Electric Co	10,900		153	Healthspring Inc (a)	52,950	922
Regal-Beloit Corp	600		20

			173	Medical - Hospitals (0.53%)

Machinery - Farm (0.09%)				Dynacq Healthcare Inc (a)	192	1
Alamo Group Inc	9,800		123	LifePoint Hospitals Inc (a)	28,700	647
				Medcath Corp (a)	10,365	65

Machinery - General Industry (0.17%)						713

Albany International Corp	3,700		37	Medical - Nursing Homes (0.38%)
Applied Industrial Technologies Inc	800		12	Assisted Living Concepts Inc (a)	5,500	22
Intevac Inc (a)	1,300		6	Kindred Healthcare Inc (a)	33,100	449
Kadant Inc (a)	17,419		175	Skilled Healthcare Group Inc (a)	4,300	36

			230			507

Machinery - Material Handling (0.09%)				Medical - Outpatient & Home Medical Care (0.79%)
Columbus McKinnon Corp/NY (a)	700		9	Allied Healthcare International Inc (a)	68,110	67
Key Technology Inc (a)	1,475		19	American Shared Hospital Services (a)	1,200	2
NACCO Industries Inc	2,678		86	Amsurg Corp (a)	19,425	381
Paragon Technologies Inc (a)	500		1	LHC Group Inc (a)	23,375	622

			115			1,072

Machinery - Print Trade (0.00%)				Medical Imaging Systems (0.07%)
Baldwin Technology Co (a)	2,700		3	Digirad Corp (a)	7,096	6
				Merge Healthcare Inc (a)	16,698	27
Machinery - Pumps (0.10%)
				Vital Images Inc (a)	5,488	62

Tecumseh Products Co (a)	16,752		137
						95

Machinery Tools & Related Products (0.55%)				Medical Information Systems (0.05%)
Hardinge Inc	6,700		29	AMICAS Inc (a)	43,300	70
Kennametal Inc	5,800		93
Lincoln Electric Holdings Inc	14,925		615	Medical Instruments (0.20%)
LS Starrett Co	200		3	Angiodynamics Inc (a)	12,778	174

			740	Conmed Corp (a)	1,700	26

				ev3 Inc (a)	8,800	48
Marine Services (0.00%)
				Nanogen Inc (a)	34,100	6
Great Lakes Dredge & Dock Corp	700		2
				Orthologic Corp (a)	22,475	9
Medical - Biomedical/Gene (0.06%)				Urologix Inc (a)	10,700	6

CuraGen Corp (a)	10,200		6			269

Harvard Bioscience Inc (a)	2,247		6	Medical Laboratory & Testing Service (0.00%)
Maxygen Inc (a)	338		3	Orchid Cellmark Inc (a)	5,600	3
Neose Technologies Inc (a)	47,700		18
RTI Biologics Inc (a)	19,900		49	Medical Laser Systems (0.01%)

			82	Cutera Inc (a)	2,700	18

				Iridex Corp (a)	1,112	1

						19

Schedule of Investments
SmallCap Value Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Medical Products (0.75%)			Multi-Line Insurance (1.93%)
ATS Medical Inc (a)	1,438 $	4	Atlantic American Corp (a)	7,500 $	7
Cantel Medical Corp (a)	12,000	180	Citizens Inc/TX (a)	585	5
Cooper Cos Inc/The	19,900	378	Eastern Insurance Holdings Inc	4,802	50
HealthTronics Inc (a)	36,200	67	HCC Insurance Holdings Inc	50,415	1,180
Invacare Corp	13,610	259	Horace Mann Educators Corp	57,703	540
Kewaunee Scientific Corp	700	6	National Security Group Inc	300	2
Langer Inc (a)	4,300	2	United Fire & Casualty Co	37,109	744
LeMaitre Vascular Inc (a)	3,900	8	Unitrin Inc	6,900	88

Misonix Inc (a)	12,780	14			2,616

North American Scientific Inc (a)	215	-	Multimedia (0.70%)
Osteotech Inc (a)	27,133	82	4Kids Entertainment Inc (a)	11,300	19
Sonic Innovations Inc (a)	10,000	9	Entravision Communications Corp (a)	77,154	65
SRI/Surgical Express Inc (a)	4,400	6	Factset Research Systems Inc	19,875	791
Synovis Life Technologies Inc (a)	127	2	Journal Communications Inc	14,961	27

		1,017	Media General Inc	19,300	38

Metal - Aluminum (0.05%)			WPT Enterprises Inc (a)	7,567	2

Kaiser Aluminum Corp	2,700	67			942

Metal - Iron (0.25%)			Music (0.01%)
Cliffs Natural Resources Inc	14,850	344	EDCI Holdings Inc (a)	3,130	13

Metal Processors & Fabrication (0.35%)			Networking Products (1.79%)
CIRCOR International Inc	300	7	3Com Corp (a)	626,700	1,460
Intermet Corp (a)(b)(c)	100	-	Adaptec Inc (a)	104,900	292
Kaydon Corp	15,575	424	Black Box Corp	22,677	495
NN Inc	13,600	23	Hypercom Corp (a)	57,700	88
Worthington Industries Inc	1,497	15	Netgear Inc (a)	600	7

		469	Performance Technologies Inc (a)	16,050	51

			Soapstone Networks Inc (a)	6,800	17
Metal Products - Distribution (0.00%)			Zhone Technologies Inc (a)	90,700	12

AM Castle & Co	174	2			2,422

Empire Resources Inc	500	-

		2	Non-Ferrous Metals (0.30%)

			Brush Engineered Materials Inc (a)	600	7
Metal Products - Fasteners (0.01%)			Horsehead Holding Corp (a)	500	2
Chicago Rivet & Machine Co	300	3	RTI International Metals Inc (a)	1,100	15
Eastern Co/The	600	7	USEC Inc (a)	75,800	386

		10			410

Miscellaneous Manufacturers (0.12%)			Non-Hazardous Waste Disposal (0.83%)
American Railcar Industries Inc	1,900	16	Waste Connections Inc (a)	38,287	1,111
Movado Group Inc	8,700	67	WCA Waste Corp (a)	5,300	11

NL Industries Inc	7,239	84			1,122

Portec Rail Products Inc	297	2

		169	Office Automation & Equipment (0.00%)

			TRM Corp (a)	13,400	2
Motion Pictures & Services (0.01%)
Image Entertainment Inc (a)	14,200	13	Office Furnishings - Original (0.01%)
			Steelcase Inc	1,300	6
MRI - Medical Diagnostic Imaging (0.00%)			Virco Manufacturing	5,300	11

RadNet Inc (a)	1,700	5			17

Schedule of Investments
SmallCap Value Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Office Supplies & Forms (0.11%)			Oil Refining & Marketing (continued)
ACCO Brands Corp (a)	5,400 $	10	Western Refining Inc	900 $	11

Ennis Inc	11,282	126			263

Nashua Corp (a)	4,100	13	Optical Recognition Equipment (0.02%)

		149	Digimarc Corp (a)	3,048	29

Oil - Field Services (0.40%)
Allis-Chalmers Energy Inc (a)	10,200	37	Paper & Related Products (0.81%)
Newpark Resources (a)	1,600	7	Buckeye Technologies Inc (a)	30,100	88
Oil States International Inc (a)	14,450	264	Caraustar Industries Inc (a)	36,383	8
SEACOR Holdings Inc (a)	2,200	143	Glatfelter	63,300	551
Superior Well Services Inc (a)	1,900	17	Neenah Paper Inc	4,400	30
Trico Marine Services Inc/United States (a)	12,200	76	Schweitzer-Mauduit International Inc	19,633	420
Union Drilling Inc (a)	400	2	Xerium Technologies Inc	470	-

		546			1,097

Oil & Gas Drilling (0.17%)			Pharmacy Services (0.06%)
Bronco Drilling Co Inc (a)	13,800	73	BioScrip Inc (a)	44,000	74
Parker Drilling Co (a)	2,426	5
			Curative Health Services Inc (a)(b)(c)	4,500	-

Pioneer Drilling Co (a)	30,400	151

					74

		229

			Photo Equipment & Supplies (0.00%)
Oil Company - Exploration & Production (2.47%)
			Concord Camera Corp (a)	1,442	4
Arena Resources Inc (a)	19,835	483
Bill Barrett Corp (a)	900	20	Physical Therapy & Rehabilitation Centers (0.15%)
Brigham Exploration Co (a)	590	1	RehabCare Group Inc (a)	14,100	197
Callon Petroleum Co (a)	12,800	27
Concho Resources Inc/Midland TX (a)	20,650	521	Physician Practice Management (0.85%)
Edge Petroleum Corp (a)	14,800	3	American Dental Partners Inc (a)	1,900	13
Equitable Resources Inc	32,750	1,121	Mednax Inc (a)	33,925	1,139
GeoMet Inc (a)	18,000	23	OCA Inc (a)(b)(c)	1,600	-

Harvest Natural Resources Inc (a)	31,000	124			1,152

HKN Inc (a)	3,898	10	Poultry (0.02%)
Infinity Energy Resources Inc (a)	8,795	2	Pilgrim's Pride Corp	29,600	21
Mariner Energy Inc (a)	20,902	207
Meridian Resource Corp (a)	76,400	24	Power Converter & Supply Equipment (0.08%)
Petroleum Development Corp (a)	9,710	167	Advanced Energy Industries Inc (a)	800	7
Rosetta Resources Inc (a)	21,528	131	C&D Technologies Inc (a)	5,111	15
Royale Energy Inc (a)	1,300	3	Espey Manufacturing & Electronics Corp	1,400	24
Stone Energy Corp (a)	11,400	98	Magnetek Inc (a)	5,653	11
Swift Energy Co (a)	24,300	372	PowerSecure International Inc (a)	11,400	45

Toreador Resources Corp (a)	400	1			102

		3,338	Precious Metals (0.05%)

Oil Company - Integrated (0.01%)			Coeur d'Alene Mines Corp (a)	104,200	74
Delek US Holdings Inc	1,800	13
			Printing - Commercial (0.05%)
Oil Field Machinery & Equipment (0.00%)			Bowne & Co Inc	1,184	3
Natural Gas Services Group Inc (a)	600	5	Champion Industries Inc/WV	18,958	53
			Tufco Technologies Inc (a)	1,300	5
Oil Refining & Marketing (0.19%)			Valassis Communications Inc (a)	124	-

Alon USA Energy Inc	800	9			61

Tesoro Corp	14,100	243

Schedule of Investments
SmallCap Value Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Private Corrections (0.01%)			Publishing - Periodicals (0.00%)
Cornell Cos Inc (a)	500 $	8	RH Donnelley Corp (a)	2,500 $	1

Property & Casualty Insurance (3.74%)			Racetracks (0.20%)
21st Century Holding Co	4,100	17	Churchill Downs Inc	400	14
Affirmative Insurance Holdings Inc	7,700	11	Dover Motorsports Inc	3,849	6
American Physicians Capital Inc	14	1	Speedway Motorsports Inc	17,000	245

Baldwin & Lyons Inc	28,571	480			265

CNA Surety Corp (a)	38,100	631	Radio (0.32%)
Donegal Group Inc	23,363	328	Beasley Broadcasting Group Inc	6,250	9
EMC Insurance Group Inc	11,939	232	Citadel Broadcasting Corp (a)	140,166	25
First Acceptance Corp (a)	9,500	27	Cox Radio Inc	28,900	146
FPIC Insurance Group Inc (a)	5,294	206	Cumulus Media Inc (a)	82,210	142
Hallmark Financial Services (a)	4,400	34	Emmis Communications Corp (a)	27,200	8
Infinity Property & Casualty Corp	13,759	528	Entercom Communications Corp	32,800	38
Investors Title Co	700	21	Radio One Inc (a)	91,880	31
LandAmerica Financial Group Inc	23,735	1	Regent Communications Inc (a)	8,500	2
Meadowbrook Insurance Group Inc	75,125	456	Saga Communications Inc (a)	3,825	17
Mercer Insurance Group Inc	5,400	73	Salem Communications Corp (a)	11,200	11
Navigators Group Inc (a)	23	1	Spanish Broadcasting System Inc (a)	31,048	5

NYMAGIC Inc	8,700	148			434

PMA Capital Corp (a)	44,038	243
ProAssurance Corp (a)	37	2	Real Estate Management & Services (0.03%)
Safety Insurance Group Inc	8,500	298	Tarragon Corp (a)	21,400	-
SeaBright Insurance Holdings Inc (a)	10,800	112	United Capital Corp (a)	1,900	37
Selective Insurance Group	99	2	ZipRealty Inc (a)	3,278	10

Specialty Underwriters' Alliance Inc (a)	4,854	16			47

State Auto Financial Corp	28,472	629	Real Estate Operator & Developer (0.28%)
Stewart Information Services Corp	21,511	319	Avatar Holdings Inc (a)	6,700	174
Unico American Corp (a)	13,834	105	California Coastal Communities Inc (a)	10,800	14
United America Indemnity Ltd (a)	2,404	25	Hilltop Holdings Inc (a)	18,630	186
Zenith National Insurance Corp	3,890	109	Stratus Properties Inc (a)	600	5

		5,055			379

Protection - Safety (0.02%)			Recreational Vehicles (0.02%)
Henry Bros Electronics Inc (a)	800	4	Arctic Cat Inc	5,999	26
Mace Security International Inc (a)	11,900	9
Protection One Inc (a)	5,510	16	Reinsurance (1.17%)

		29	Argo Group International Holdings Ltd (a)	8,736	272

			Aspen Insurance Holdings Ltd	26,075	576
Publishing - Books (0.75%)			IPC Holdings Ltd	28,675	736

John Wiley & Sons Inc	12,750	452			1,584

Scholastic Corp	51,508	561

		1,013	REITS - Mortgage (0.59%)

			MFA Mortgage Investments Inc	138,775	795
Publishing - Newspapers (0.02%)
AH Belo Corp	10,180	20	Rental - Auto & Equipment (0.71%)
Journal Register Co	76,700	1	Aaron Rents Inc	20,500	448
Lee Enterprises Inc	32,500	10	Avis Budget Group Inc (a)	51,700	36

		31	Dollar Thrifty Automotive Group Inc (a)	29,626	34

			Electro Rent Corp	19,700	209
			H&E Equipment Services Inc (a)	1,000	7

Schedule of Investments
SmallCap Value Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Rental - Auto & Equipment (continued)			Retail - Auto Parts (continued)
United Rentals Inc (a)	40,262 $	224	PEP Boys-Manny Moe & Jack	86,700 $	251

		958			254

Research & Development (0.01%)			Retail - Automobile (0.85%)
Albany Molecular Research Inc (a)	11	-	America's Car-Mart Inc (a)	500	5
Evotec AG ADR (a)	8,101	15	Asbury Automotive Group Inc	29,900	107

		15	AutoNation Inc (a)	10,800	100

Resorts & Theme Parks (0.11%)			Group 1 Automotive Inc	18,400	183
Bluegreen Corp (a)	33,200	58	Lithia Motors Inc	19,652	60
Great Wolf Resorts Inc (a)	16,000	31	Penske Auto Group Inc	33,235	247
ILX Resorts Inc (a)	5,800	3	Rush Enterprises Inc - Class A (a)	27,300	248
Silverleaf Resorts Inc (a)	19,929	17	Rush Enterprises Inc - Class B (a)	13,350	118
Six Flags Inc (a)	113,800	34	Sonic Automotive Inc	38,776	79

		143			1,147

Respiratory Products (0.02%)			Retail - Bookstore (0.06%)
Allied Healthcare Products (a)	6,400	27	Barnes & Noble Inc	5,000	82
			Books-A-Million Inc	895	2
Retail - Apparel & Shoe (1.61%)			Borders Group Inc	5,300	3

Brown Shoe Co Inc	20,700	97			87

Cache Inc (a)	2,600	5	Retail - Computer Equipment (0.12%)
Casual Male Retail Group Inc (a)	9,000	3	PC Connection Inc (a)	33,502	164
Charming Shoppes Inc (a)	92,482	100
Chico's FAS Inc (a)	9,106	36	Retail - Consumer Electronics (0.00%)
Christopher & Banks Corp	3,900	15	Rex Stores Corp (a)	400	2
Collective Brands Inc (a)	5,100	54
dELiA*s Inc (a)	5,600	11	Retail - Convenience Store (0.08%)
Destination Maternity Corp (a)	2,400	20	Pantry Inc/The (a)	6,500	108
Dress Barn Inc (a)	5,400	47
			Retail - Discount (0.07%)
Finish Line	25,400	121
			99 Cents Only Stores (a)	46	-
Foot Locker Inc	14,800	109
			Duckwall-ALCO Stores Inc (a)	6,600	55
Genesco Inc (a)	1,500	23
			Fred's Inc	1,891	19
HOT Topic Inc (a)	16,200	138
			Tuesday Morning Corp	13,900	17

Kenneth Cole Productions Inc	5,705	36
					91

Men's Wearhouse Inc	4,600	54
New York & Co Inc (a)	413	1	Retail - Drug Store (0.07%)
Phillips-Van Heusen Corp	50,450	960	Allion Healthcare Inc (a)	20,817	95
Shoe Carnival Inc (a)	6,100	48
Stage Stores Inc	36,050	258	Retail - Fabric Store (0.01%)
			Jo-Ann Stores Inc (a)	1,100	14
Syms Corp (a)	6,300	36

		2,172	Retail - Hair Salons (0.16%)

Retail - Appliances (0.00%)			Regis Corp	19,414	218
Conn's Inc (a)	300	4
			Retail - Home Furnishings (0.14%)
Retail - Arts & Crafts (0.01%)			Cost Plus Inc (a)	9,400	9
AC Moore Arts & Crafts Inc (a)	6,748	11	Design Within Reach Inc (a)	5,800	3
			Haverty Furniture Cos Inc	13,000	104
Retail - Auto Parts (0.19%)			Kirkland's Inc (a)	22,498	59
Coast Distribution System/CA	2,900	3	Pier 1 Imports Inc (a)	31,500	11

					186

Schedule of Investments
SmallCap Value Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Jewelry (0.07%)			Retail - Toy Store (0.01%)
Lazare Kaplan International Inc (a)	12,200 $	45	Build-A-Bear Workshop Inc (a)	2,100 $		9
Zale Corp (a)	40,600	51

		96	Retail - Video Rental (0.11%)

			Blockbuster Inc - Class A (a)	92,725		119
Retail - Leisure Products (0.15%)			Blockbuster Inc - Class B (a)	34,700		29

MarineMax Inc (a)	21,700	38				148

West Marine Inc (a)	30,940	158

		196	Retirement & Aged Care (0.01%)

			Capital Senior Living Corp (a)	7,049		19
Retail - Miscellaneous/Diversified (0.00%)
Hastings Entertainment Inc/United States (a)	1,300	3	Rubber - Tires (0.26%)
			Cooper Tire & Rubber Co	75,398		352
Retail - Music Store (0.00%)
Trans World Entertainment (a)	1,700	1	Rubber & Plastic Products (0.03%)
			Myers Industries Inc	6,700		42
Retail - Office Supplies (0.13%)
OfficeMax Inc	33,000	182	Satellite Telecommunications (0.10%)
			Loral Space & Communications Inc (a)	10,400		137
Retail - Pawn Shops (0.72%)
First Cash Financial Services Inc (a)	57,550	968	Savings & Loans - Thrifts (3.81%)
			Abington Bancorp Inc	12,910		91
Retail - Regional Department Store (0.14%)			Ameriana Bancorp	3,000		15
Bon-Ton Stores Inc/The	1,407	2	American Bancorp of New Jersey Inc	10,792		115
Dillard's Inc	35,100	152	Anchor Bancorp Wisconsin Inc	9,600		19
Gottschalks Inc (a)	17,026	2	B of I Holding Inc (a)	4,100		18
Retail Ventures Inc (a)	12,900	31	BankAtlantic Bancorp Inc	5,740		13

		187	BankFinancial Corp	11,677		112

Retail - Restaurants (0.82%)			BankUnited Financial Corp	29,948		8
BJ's Restaurants Inc (a)	100	1	Benjamin Franklin Bancorp Inc	1,800		19
California Pizza Kitchen Inc (a)	500	5	Berkshire Hills Bancorp Inc	6,800		160
DineEquity Inc	6,900	61	Brookline Bancorp Inc	42,834		414
Frisch's Restaurants Inc	800	17	Camco Financial Corp	9,800		19
J Alexander's Corp (a)	5,300	12	CFS Bancorp Inc	14,117		33
Landry's Restaurants Inc	4,900	32	Citizens Community Bancorp Inc/WI	2,400		16
Luby's Inc (a)	24,300	110	Citizens First Bancorp Inc	6,200		8
McCormick & Schmick's Seafood			Citizens South Banking Corp	12,700		52
Restaurants Inc (a)	2,700	10	Cooperative Bankshares Inc	250		-
Morton's Restaurant Group Inc (a)	6,286	11	Danvers Bancorp Inc	900		11
O'Charleys Inc	19,900	50	ESSA Bancorp Inc	5,400		72
Sonic Corp (a)	46,425	452	First Defiance Financial Corp	7,600		52
Steak N Shake Co/The (a)	19,600	112	First Federal Bancshares of Arkansas Inc	500		4
Wendy's/Arby's Group Inc	47,848	241	First Financial Holdings Inc	100		1

		1,114	First Financial Northwest Inc	300		3

Retail - Sporting Goods (0.18%)			First Keystone Financial Inc (a)	100		1
Big 5 Sporting Goods Corp	1,900	10	First Niagara Financial Group Inc	61,131		798
Cabela's Inc (a)	35,026	197	First Pactrust Bancorp Inc	200		2
Gander Mountain Co (a)	13,600	28	First Place Financial Corp/OH	21,794		63
Golfsmith International Holdings Inc (a)	534	-	FirstFed Financial Corp (a)	3,900		3
Sport Chalet Inc - Class A (a)	5,700	2	Flagstar Bancorp Inc	47,100		28
Sport Chalet Inc - Class B (a)	800	1	HF Financial Corp	7,260		86

		238	HMN Financial Inc	200		1

Schedule of Investments
SmallCap Value Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Savings & Loans - Thrifts (continued)			Semiconductor Equipment (continued)
Home Federal Bancorp Inc/ID	10,100 $	91	Electroglas Inc (a)	33,159 $	5
Legacy Bancorp Inc/MA	7,400	74	Entegris Inc (a)	168,951	235
LSB Corp	5,300	42	FSI International Inc (a)	25,214	10
Meridian Interstate Bancorp Inc (a)	1,400	12	inTEST Corp (a)	7,190	2
Meta Financial Group Inc	3,600	33	LTX-Credence Corp (a)	64,729	19
MutualFirst Financial Inc	1,162	8	MKS Instruments Inc (a)	71,616	1,006
New Hampshire Thrift Bancshares Inc	1,000	8	Nanometrics Inc (a)	22,700	30
NewAlliance Bancshares Inc	65,200	717	Photronics Inc (a)	29,900	47
Northeast Community Bancorp Inc	2,900	23	Rudolph Technologies Inc (a)	24,185	68
Pacific Premier Bancorp Inc (a)	10,200	37	Semitool Inc (a)	2,000	5
Parkvale Financial Corp	3,700	45	Varian Semiconductor Equipment
Provident Financial Holdings Inc	5,800	26	Associates Inc (a)	30,725	585

Provident Financial Services Inc	79,900	873			2,473

Provident New York Bancorp	28,084	267	Shipbuilding (0.06%)
Rainier Pacific Financial Group Inc	4,800	8	Todd Shipyards Corp	5,535	78
Riverview Bancorp Inc	15,000	52
Rome Bancorp Inc	6,900	54	Software Tools (0.04%)
TF Financial Corp	1,300	23	Borland Software Corp (a)	84,326	52
TierOne Corp	1,791	3
Timberland Bancorp Inc/WA	17,220	101	Steel - Producers (0.30%)
United Community Financial Corp/OH	26,687	14	Friedman Industries	3,100	18
United Financial Bancorp Inc	9,189	126	Shiloh Industries Inc	20,153	46
United Western Bancorp Inc	3,800	31	Steel Dynamics Inc	32,750	348

Washington Federal Inc	6,609	81			412

Westfield Financial Inc	16,500	159	Steel - Specialty (0.01%)

		5,145	Material Sciences Corp (a)	11,100	16

Security Services (0.00%)			Steel Pipe & Tube (0.25%)
Devcon International Corp (a)	400	-	Mueller Water Products Inc - Class A	48,900	331

Seismic Data Collection (0.00%)			Storage & Warehousing (0.14%)
Geokinetics Inc (a)	100	-	Mobile Mini Inc (a)	15,200	192

Semiconductor Component - Integrated Circuits (0.75%)			Sugar (0.06%)
Cypress Semiconductor Corp (a)	4,900	22	Imperial Sugar Co	7,497	85
Exar Corp (a)	32,246	218
Hifn Inc (a)	15,900	47	Telecommunication Equipment (1.07%)
Integrated Device Technology Inc (a)	88,500	508	Anaren Inc (a)	6,180	73
Sigma Designs Inc (a)	1,800	19	Arris Group Inc (a)	29,400	209
Standard Microsystems Corp (a)	1,800	25	Channell Commercial Corp (a)	1,300	-
TriQuint Semiconductor Inc (a)	86,541	175	Communications Systems Inc	7,600	56

		1,014	Ditech Networks Inc (a)	28,500	27

Semiconductor Equipment (1.83%)			Nice Systems Ltd ADR (a)	34,625	665
Aetrium Inc (a)	393	-	Preformed Line Products Co	1,678	49
Amtech Systems Inc (a)	3,400	14	Symmetricom Inc (a)	36,500	136
Aviza Technology Inc (a)	4,400	1	Tollgrade Communications Inc (a)	21,400	123
Axcelis Technologies Inc (a)	84,476	24	Utstarcom Inc (a)	45,600	67
Brooks Automation Inc (a)	62,061	284	Westell Technologies Inc (a)	42,000	14
Cascade Microtech Inc (a)	6,789	21	Wireless Telecom Group Inc (a)	20,000	7
Cohu Inc	11,756	117

Schedule of Investments
SmallCap Value Fund II
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Telecommunication Equipment (continued)			Therapeutics (0.05%)
XETA Technologies Inc (a)	8,425 $	16	Neurocrine Biosciences Inc (a)	1,213 $	4

		1,442	Theragenics Corp (a)	46,600	60

Telecommunication Equipment - Fiber Optics (0.86%)			Threshold Pharmaceuticals Inc (a)	80	-

Bookham Inc (a)	73,000	27			64

Clearfield Inc (a)	2,500	3	Tobacco (0.02%)
MRV Communications Inc (a)	13,600	7	Universal Corp/Richmond VA	859	26
Oplink Communications Inc (a)	9,066	64
Optical Cable Corp (a)	6,217	18	Tools - Hand Held (0.00%)
Sycamore Networks Inc (a)	442,237	1,039	QEP Co Inc (a)	400	1

		1,158

			Toys (0.52%)
Telecommunication Services (0.06%)			Jakks Pacific Inc (a)	38,204	701
Fairpoint Communications Inc	2,100	6
Harris Stratex Networks Inc (a)	9,614	66	Transactional Software (0.01%)
Orbcomm Inc (a)	1,917	3	VeriFone Holdings Inc (a)	2,800	13
RCN Corp (a)	70	-

		75	Transport - Equipment & Leasing (0.36%)

			Amerco Inc (a)	9,600	295
Telephone - Integrated (0.30%)			GATX Corp	3,000	72
D&E Communications Inc	12,107	85	Greenbrier Cos Inc	8,800	49
General Communication Inc (a)	9,000	59	TAL International Group Inc	1,600	17
IDT Corp - Class B (a)	140,500	49	Willis Lease Finance Corp (a)	5,400	51

IDT Corp (a)	3,300	1			484

SureWest Communications	21,136	216

		410	Transport - Marine (0.26%)

			Alexander & Baldwin Inc	4,500	99
Television (0.16%)			International Shipholding Corp	7,649	164
Acme Communications Inc (a)	13,378	3	Overseas Shipholding Group Inc	2,400	86

Belo Corp	50,900	73			349

Hearst-Argyle Television Inc	19,500	77
LIN TV Corp (a)	36,318	26	Transport - Rail (0.03%)
Sinclair Broadcast Group Inc	19,100	35	Providence and Worcester Railroad Co	3,600	47

		214	Transport - Services (0.24%)

Textile - Apparel (0.13%)			Bristow Group Inc (a)	8,476	205
Perry Ellis International Inc (a)	20,499	79	PHI Inc (a)	9,400	113

Talon International Inc (a)	500	-			318

Unifi Inc (a)	49,000	90	Transport - Truck (1.04%)

		169	Arkansas Best Corp	10,600	248

Textile - Home Furnishings (0.00%)			Covenant Transportation Group Inc (a)	600	1
Decorator Industries Inc	1,300	1	Forward Air Corp	28,500	577
			Frozen Food Express Industries	26,000	107
Textile - Products (0.02%)			Landstar System Inc	4,025	144
Culp Inc (a)	9,174	17	Marten Transport Ltd (a)	651	12
Dixie Group Inc (a)	9,400	15	PAM Transportation Services Inc (a)	24,385	122

		32	Saia Inc (a)	6,489	69

Theaters (0.06%)			USA Truck Inc (a)	2,693	39
Carmike Cinemas Inc	10,500	21	Werner Enterprises Inc	13	-
Cinemark Holdings Inc	7,200	57	YRC Worldwide Inc (a)	29,700	86

		78			1,405

Schedule of Investments
SmallCap Value Fund II
January 31, 2009 (unaudited)

				Principal
	Shares	Value		Amount	Value
	Held	(000's)		(000's)	(000's)

COMMON STOCKS (continued)			REPURCHASE AGREEMENTS (continued)
Vitamins & Nutrition Products (0.03%)			Money Center Banks (continued)
Natural Alternatives International Inc (a)	2,114 $	13	Investment in Joint Trading Account;
Natural Health Trends Corp (a)	4,700	1	Deutsche Bank Repurchase Agreement;
			0.25%; dated 1/30/2009 maturing
Nutraceutical International Corp (a)	2,100	19	2/02/2009 (collateralized by Sovereign
Omega Protein Corp (a)	1,400	5	Agency Issues; $1,471,000; 0.00% -

		38	5.965%; dated 02/06/09 - 05/26/27)	$ 1,429 $	1,429

Water (0.03%)					2,857

Connecticut Water Service Inc	239	6	TOTAL REPURCHASE AGREEMENTS	$ 2,857

Pico Holdings Inc (a)	1,500	38	Total Investments	$ 134,972

		44	Other Assets in Excess of Liabilities, Net - 0.18%		244

Web Hosting & Design (0.02%)			TOTAL NET ASSETS - 100.00%	$ 135,216

Web.com Group Inc (a)	9,853	30

Web Portals (0.00%)			(a)	Non-Income Producing Security
United Online Inc	32	-	(b)	Market value is determined in accordance with procedures established in
				good faith by the Board of Directors. At the end of the period, the value
Wire & Cable Products (0.58%)				of these securities totaled $8 or 0.01% of net assets.
Belden Inc	19,875	260	(c)	Security is Illiquid
Encore Wire Corp	5,300	87
			Unrealized Appreciation (Depreciation)
General Cable Corp (a)	26,450	435	The net federal income tax unrealized appreciation (depreciation) and federal tax cost
Insteel Industries Inc	500	4	of investments held by the fund as of the period end were as follows:

		786

Wireless Equipment (0.16%)			Unrealized Appreciation	$ 2,661
CalAmp Corp (a)	31,303	30	Unrealized Depreciation	(163,625)

EF Johnson Technologies Inc (a)	13,300	16	Net Unrealized Appreciation (Depreciation)	(160,964)
EMS Technologies Inc (a)	274	7	Cost for federal income tax purposes	295,936
			All dollar amounts are shown in thousands (000's)
EndWave Corp (a)	9,500	19

Globecomm Systems Inc (a)	1,800	9	Portfolio Summary (unaudited)

Nextwave Wireless Inc (a)	25,769	5
			Sector	Percent

Powerwave Technologies Inc (a)	67,785	31
			Financial	26.17%
Relm Wireless Corp (a)	900	1	Industrial	17.32%
RF Micro Devices Inc (a)	73,300	79	Consumer, Non-cyclical	15.58%
Telular Corp (a)	4,244	7	Consumer, Cyclical	13.62%
Tessco Technologies Inc (a)	1,900	14	Technology	10.57%
			Communications	8.52%
WPCS International Inc (a)	1,685	3	Basic Materials	3.50%

		221	Energy	3.35%

			Utilities	1.00%
TOTAL COMMON STOCKS	$ 132,115		Diversified	0.19%

	Principal		Other Assets in Excess of Liabilities, Net	0.18%

	Amount	Value	TOTAL NET ASSETS	100.00%

	(000's)	(000's)

REPURCHASE AGREEMENTS (2.11%)
Money Center Banks (2.11%)
Investment in Joint Trading Account; Bank
of America Repurchase Agreement; 0.25%
dated 1/30/2009 maturing 2/02/2009
(collateralized by Sovereign Agency
Issues; $1,471,000; 0.00% - 4.88%; dated
07/27/09 - 06/13/18)	$ 1,428 $	1,428

		370

Schedule of Investments SmallCap Value Fund III January 31, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (96.45%)				COMMON STOCKS (continued)
Advanced Materials & Products (0.26%)				Chemicals - Specialty (continued)
Ceradyne Inc (a)	10,086 $		230	HB Fuller Co	21,138 $	295
				Minerals Technologies Inc	4,541	172
Aerospace & Defense (0.36%)				NewMarket Corp	28,420	895
Cubic Corp	7,860		214	Sensient Technologies Corp	15,354	330

Esterline Technologies Corp (a)	3,104		112			2,031

			326

				Circuit Boards (0.12%)
Aerospace & Defense Equipment (0.45%)				TTM Technologies Inc (a)	18,008	109
Kaman Corp	11,406		218
Moog Inc (a)	6,287		188	Collectibles (0.07%)

			406	RC2 Corp (a)	11,373	66

Airlines (0.94%)				Commercial Banks (13.84%)
Alaska Air Group Inc (a)	6,524		172	Bancfirst Corp	2,000	71
JetBlue Airways Corp (a)	48,851		275	Bank Mutual Corp	31,535	278
Skywest Inc	19,428		304	Cathay General Bancorp	14,115	179

US Airways Group Inc (a)	15,736		89	Central Pacific Financial Corp	33,010	222

			840	Chemical Financial Corp	14,815	338

Apparel Manufacturers (0.16%)				City Bank/Lynnwood WA	6,524	21
Columbia Sportswear Co	5,066		146	Columbia Banking System Inc	19,364	172
				Community Bank System Inc	17,537	315
Auto - Medium & Heavy Duty Trucks (0.21%)				East West Bancorp Inc	24,318	231
Force Protection Inc (a)	31,069		187	First Bancorp/Puerto Rico	27,512	196
Auto/Truck Parts & Equipment - Original (0.01%)				First Commonwealth Financial Corp	50,920	488
Wonder Auto Technology Inc (a)	4,305		9	First Financial Bancorp	50,451	410
				First Financial Bankshares Inc	7,863	349
Batteries & Battery Systems (0.06%)				First Midwest Bancorp Inc/IL	23,615	236
Advanced Battery Technologies Inc (a)	21,600		55	FirstMerit Corp	28,371	459
				FNB Corp/PA	30,392	240
Building - Residential & Commercial (0.05%)				Glacier Bancorp Inc	20,509	315
Amrep Corp (a)	1,525		42	Guaranty Bancorp (a)	11,150	17
				Hancock Holding Co	14,195	389
Building & Construction - Miscellaneous (0.22%)				International Bancshares Corp	10,352	189
Dycom Industries Inc (a)	29,243		199	MB Financial Inc	9,487	155
Building & Construction Products -				National Penn Bancshares Inc	34,907	338
Miscellaneous (0.50%)				NBT Bancorp Inc	16,482	376
Drew Industries Inc (a)	13,881		119	Old National Bancorp/IN	27,855	355
Gibraltar Industries Inc	16,318		167	Oriental Financial Group Inc	24,600	124
Quanex Building Products Corp	19,280		164	Pacific Capital Bancorp NA	11,633	123

			450	Pinnacle Financial Partners Inc (a)	7,513	178

Chemicals - Diversified (0.33%)				Prosperity Bancshares Inc	29,583	800
Innospec Inc	17,393		85	Provident Bankshares Corp	29,150	187
Olin Corp	14,834		208	S&T Bancorp Inc	17,764	452

			293	South Financial Group Inc/The	20,320	38

				Sterling Bancorp/NY	18,685	206
Chemicals - Plastics (0.30%)				Sterling Bancshares Inc/TX	33,921	189
Schulman A Inc	17,551		266	Sterling Financial Corp/WA	26,268	49
Chemicals - Specialty (2.27%)				Susquehanna Bancshares Inc	40,805	449
Arch Chemicals Inc	10,757		241	SVB Financial Group (a)	17,525	364
Balchem Corp	4,375		98	Texas Capital Bancshares Inc (a)	13,941	157

Schedule of Investments
SmallCap Value Fund III
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Commercial Banks (continued)			Diagnostic Equipment (0.39%)
Trustco Bank Corp NY	73,578 $	493	Immucor Inc (a)	12,483 $	346
Trustmark Corp	13,551	275
UCBH Holdings Inc	52,867	123	Diagnostic Kits (0.42%)
UMB Financial Corp	10,389	402	Meridian Bioscience Inc	17,780	378
Umpqua Holdings Corp	36,973	362
			Direct Marketing (0.23%)
United Bankshares Inc	12,261	257
			Harte-Hanks Inc	33,213	209
United Community Banks Inc/GA	41,607	214
Westamerica Bancorporation	7,853	336	Disposable Medical Products (0.38%)
Wintrust Financial Corp	18,609	249	ICU Medical Inc (a)	11,217	342

		12,366

Commercial Services (0.29%)			Distribution & Wholesale (0.73%)
Live Nation Inc (a)	3,893	20	Scansource Inc (a)	11,851	222
PHH Corp (a)	21,771	241	School Specialty Inc (a)	12,968	214

		261	Watsco Inc	6,467	214

					650

Commercial Services - Finance (0.48%)
Euronet Worldwide Inc (a)	11,234	113	Diversified Manufacturing Operations (2.16%)
Jackson Hewitt Tax Service Inc	24,033	318	Acuity Brands Inc	4,774	128

		431	AO Smith Corp	14,091	387

			AZZ Inc (a)	3,575	80
Communications Software (0.25%)			Blount International Inc (a)	15,258	128
Digi International Inc (a)	28,923	220	EnPro Industries Inc (a)	11,124	204
			Federal Signal Corp	21,014	142
Computer Services (1.02%)
CACI International Inc (a)	8,730	394	Griffon Corp (a)	19,113	190
Ciber Inc (a)	33,053	144	Lydall Inc (a)	26,633	98
Insight Enterprises Inc (a)	16,800	87	Matthews International Corp	4,453	174
Perot Systems Corp (a)	21,902	285	Tredegar Corp	24,191	399

		910			1,930

Computers - Integrated Systems (0.13%)			Diversified Minerals (0.10%)
Integral Systems Inc/MD (a)	10,359	113	AMCOL International Corp	5,957	86

Computers - Memory Devices (0.13%)			Diversified Operations & Commercial Services (0.23%)
Imation Corp	12,106	118	Viad Corp	9,364	208

Computers - Peripheral Equipment (0.23%)			Drug Delivery Systems (0.10%)
Electronics for Imaging Inc (a)	23,219	206	Noven Pharmaceuticals Inc (a)	8,933	89

Consulting Services (0.42%)			E-Commerce - Products (0.33%)
FTI Consulting Inc (a)	1,981	81	Blue Nile Inc (a)	3,983	81
MAXIMUS Inc	7,826	291	Stamps.com Inc (a)	26,285	215

		372			296

Consumer Products - Miscellaneous (0.53%)			Electric - Integrated (5.36%)
American Greetings Corp	19,373	84	Allete Inc	12,188	379
Helen of Troy Ltd (a)	14,763	155	Avista Corp	4,605	88
Prestige Brands Holdings Inc (a)	37,223	236	Black Hills Corp	17,648	468

		475	El Paso Electric Co (a)	38,395	635

			Empire District Electric Co/The	18,859	335
Data Processing & Management (0.25%)			IDACORP Inc	36,282	1,056
Acxiom Corp	23,173	220	NorthWestern Corp	17,644	427
			Otter Tail Corp	5,149	105

Schedule of Investments SmallCap Value Fund III January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Electric - Integrated (continued)			Finance - Investment Banker & Broker
PNM Resources Inc	26,913 $	270	(continued)
Portland General Electric Co	15,234	296	Piper Jaffray Cos (a)	6,226 $	179
UIL Holdings Corp	19,182	507	Stifel Financial Corp (a)	5,657	198
Unisource Energy Corp	8,051	227	SWS Group Inc	17,670	259

		4,793			1,821

Electronic Components - Miscellaneous (1.12%)			Finance - Leasing Company (0.35%)
Benchmark Electronics Inc (a)	25,153	295	Financial Federal Corp	14,363	312
CTS Corp	39,634	204	Finance - Other Services (0.07%)
Daktronics Inc	11,195	97	Asset Acceptance Capital Corp (a)	14,747	62
Methode Electronics Inc	42,735	197
Rogers Corp (a)	8,604	211	Financial Guarantee Insurance (0.12%)

		1,004	Assured Guaranty Ltd	14,479	110

Electronic Components - Semiconductors (0.79%)
Actel Corp (a)	15,797	142	Food - Baking (0.33%)
			Flowers Foods Inc	13,719	295
DSP Group Inc (a)	29,822	194
IXYS Corp	18,055	124	Food - Miscellaneous/Diversified (1.03%)
Omnivision Technologies Inc (a)	20,979	140	Ralcorp Holdings Inc (a)	15,562	922
Volterra Semiconductor Corp (a)	14,684	103

		703	Food - Retail (0.26%)

Electronic Design Automation (0.24%)			Ruddick Corp	9,592	231
Cogo Group Inc (a)	32,425	217
			Food - Wholesale & Distribution (0.38%)
Engineering - Research & Development Services (0.19%)			Nash Finch Co	4,120	177
EMCOR Group Inc (a)	8,194	169	Spartan Stores Inc	8,931	166

					343

Engines - Internal Combustion (0.48%)			Footwear & Related Apparel (0.71%)
Briggs & Stratton Corp	29,255	433	Iconix Brand Group Inc (a)	21,264	176
			Steven Madden Ltd (a)	7,491	130
Enterprise Software & Services (0.35%)
			Timberland Co/The (a)	12,685	140
JDA Software Group Inc (a)	11,360	127
			Wolverine World Wide Inc	10,262	186

Sybase Inc (a)	6,776	185

					632

		312

			Gas - Distribution (1.96%)
Environmental Monitoring & Detection (0.68%)
			New Jersey Resources Corp	4,237	170
Mine Safety Appliances Co	30,805	604
			Nicor Inc	9,274	317
E-Services - Consulting (0.18%)			Northwest Natural Gas Co	8,976	385
Perficient Inc (a)	41,756	163	Piedmont Natural Gas Co	5,687	147
			South Jersey Industries Inc	9,964	372
Filtration & Separation Products (0.14%)			Southwest Gas Corp	8,595	221
CLARCOR Inc	4,155	126	WGL Holdings Inc	4,220	136

					1,748

Finance - Consumer Loans (0.13%)
Portfolio Recovery Associates Inc (a)	5,059	119	Gold Mining (0.32%)
			Royal Gold Inc	5,964	287
Finance - Investment Banker & Broker (2.04%)
Evercore Partners Inc - Class A	15,349	172	Hazardous Waste Disposal (0.51%)
Investment Technology Group Inc (a)	8,300	180	Clean Harbors Inc (a)	6,643	355
Knight Capital Group Inc (a)	30,146	544	EnergySolutions Inc	22,620	102

LaBranche & Co Inc (a)	27,719	190			457

Penson Worldwide Inc (a)	16,611	99

Schedule of Investments
SmallCap Value Fund III
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Human Resources (1.02%)			Lasers - Systems & Components (0.10%)
CDI Corp	16,472 $	177	Cymer Inc (a)	4,459 $	91
Heidrick & Struggles International Inc	14,032	213
Kelly Services Inc	17,130	155	Life & Health Insurance (0.55%)
Korn/Ferry International (a)	19,851	187	American Equity Investment Life Holding Co	69	1
MPS Group Inc (a)	29,261	177	Delphi Financial Group Inc	32,175	488

		909			489

Identification Systems - Development (0.83%)			Linen Supply & Related Items (0.36%)
Brady Corp	14,458	302	G&K Services Inc	9,853	182
Checkpoint Systems Inc (a)	16,392	147	Unifirst Corp/MA	5,438	142

Cogent Inc (a)	25,407	296			324

		745	Machinery - Electrical (0.36%)

Industrial Automation & Robots (0.15%)			Baldor Electric Co	8,740	122
Cognex Corp	10,491	137	Regal-Beloit Corp	5,796	197

					319

Instruments - Controls (0.15%)			Machinery - General Industry (0.47%)
Watts Water Technologies Inc	6,098	136	Albany International Corp	9,336	94
			Gardner Denver Inc (a)	5,378	117
Insurance Brokers (0.30%)
eHealth Inc (a)	19,071	264	Robbins & Myers Inc	6,086	105
			Wabtec Corp	3,513	105

Internet Application Software (0.02%)					421

Art Technology Group Inc (a)	12,225	21	Machinery - Material Handling (0.26%)
			Cascade Corp	3,751	86
Internet Content - Information & News (0.15%)			Columbus McKinnon Corp/NY (a)	11,481	146

LoopNet Inc (a)	19,973	130			232

Internet Infrastructure Equipment (0.19%)			Medical - Biomedical/Gene (0.59%)
Avocent Corp (a)	11,854	170	Enzo Biochem Inc (a)	25,626	125
			Martek Biosciences Corp (a)	8,428	223
Internet Infrastructure Software (0.18%)			Maxygen Inc (a)	21,194	182

TIBCO Software Inc (a)	29,915	160			530

Internet Security (0.32%)			Medical - Drugs (0.85%)
Blue Coat Systems Inc (a)	15,827	152	Medicis Pharmaceutical Corp	14,305	199
VASCO Data Security International Inc (a)	19,270	130	Salix Pharmaceuticals Ltd (a)	30,202	242

		282	Viropharma Inc (a)	26,613	319

					760

Investment Companies (0.77%)
Apollo Investment Corp	20,088	131	Medical - Generic Drugs (0.17%)
Ares Capital Corp	25,500	120	Par Pharmaceutical Cos Inc (a)	12,291	151
Gladstone Capital Corp	13,892	122
Hercules Technology Growth Capital Inc	18,636	122	Medical - HMO (1.37%)
Prospect Capital Corp	18,003	195	AMERIGROUP Corp (a)	7,771	217

		690	Centene Corp (a)	11,337	201

			Healthspring Inc (a)	7,409	129
Investment Management & Advisory Services (0.76%)			Magellan Health Services Inc (a)	15,327	555
Calamos Asset Management Inc	23,898	142	Molina Healthcare Inc (a)	7,045	124

Cohen & Steers Inc	10,006	108			1,226

GAMCO Investors Inc	9,725	304
Waddell & Reed Financial Inc	9,124	129	Medical - Hospitals (0.08%)

		683	Medcath Corp (a)	11,628	73

Schedule of Investments SmallCap Value Fund III January 31, 2009 (unaudited)

	Shares	Value			Shares	Value
	Held	(000's)			Held	(000's)

COMMON STOCKS (continued)				COMMON STOCKS (continued)
Medical - Nursing Homes (0.11%)				Non-Ferrous Metals (continued)
Kindred Healthcare Inc (a)	7,511 $		102	USEC Inc (a)	26,800 $	136

						471

Medical - Outpatient & Home Medical Care (0.99%)
Amsurg Corp (a)	17,213		337	Non-Hazardous Waste Disposal (0.22%)
Gentiva Health Services Inc (a)	5,899		149	Waste Connections Inc (a)	6,785	197
LHC Group Inc (a)	8,205		219	Office Supplies & Forms (0.16%)

Res-Care Inc (a)	12,977		176	Ennis Inc	12,430	139

			881

Medical Instruments (0.92%)				Oil - Field Services (0.17%)
Abaxis Inc (a)	11,141		176	CARBO Ceramics Inc	4,258	153
Angiodynamics Inc (a)	18,900		257
				Oil Company - Exploration & Production (0.86%)
Conmed Corp (a)	18,532		290
				Bill Barrett Corp (a)	8,016	177
Datascope Corp	1,825		97

				Meridian Resource Corp (a)	30,644	10
			820

				Rosetta Resources Inc (a)	31,133	189
Medical Laser Systems (0.30%)				Stone Energy Corp (a)	8,737	75
Palomar Medical Technologies Inc (a)	29,978		265	Swift Energy Co (a)	6,208	95
				Vaalco Energy Inc (a)	29,755	223

Medical Products (0.38%)						769

American Medical Systems Holdings Inc (a)	19,290		206
Invacare Corp	6,977		133	Oil Company - Integrated (0.31%)

			339	Delek US Holdings Inc	40,004	278

Metal Processors & Fabrication (0.28%)				Paper & Related Products (0.10%)
Ladish Co Inc (a)	10,323		118	Wausau Paper Corp	9,698	92
Worthington Industries Inc	12,748		128

			246	Patient Monitoring Equipment (0.18%)

				Somanetics Corp (a)	11,272	165
Metal Products - Distribution (0.11%)
AM Castle & Co	11,264		95	Power Converter & Supply Equipment (0.19%)
				Advanced Energy Industries Inc (a)	18,662	168
Miscellaneous Manufacturers (0.13%)
Aptargroup Inc	2,707		83	Printing - Commercial (0.08%)

China Fire & Security Group Inc (a)	4,800		32	Bowne & Co Inc	26,994	76

			115

MRI - Medical Diagnostic Imaging (0.16%)				Property & Casualty Insurance (5.20%)
Nighthawk Radiology Holdings Inc (a)	32,843		140	Amerisafe Inc (a)	6,394	120
				Employers Holdings Inc	14,558	197
Multi-Line Insurance (0.38%)				First Mercury Financial Corp (a)	17,066	188
Horace Mann Educators Corp	16,704		156	Harleysville Group Inc	5,123	146
United Fire & Casualty Co	9,292		186	Infinity Property & Casualty Corp	10,132	389

			342	Meadowbrook Insurance Group Inc	66,039	401

Networking Products (0.73%)				PMA Capital Corp (a)	32,812	181
Anixter International Inc (a)	6,373		172	ProAssurance Corp (a)	11,293	534
Black Box Corp	10,790		236	RLI Corp	9,649	545
Netgear Inc (a)	21,879		243	Safety Insurance Group Inc	10,981	384

			651	SeaBright Insurance Holdings Inc (a)	22,242	230

				Selective Insurance Group	23,300	358
Non-Ferrous Metals (0.53%)				Tower Group Inc	11,474	288
Brush Engineered Materials Inc (a)	10,862		137	Zenith National Insurance Corp	24,393	684

RTI International Metals Inc (a)	14,876		198			4,645

Schedule of Investments
SmallCap Value Fund III
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Publishing - Books (0.15%)			REITS - Shopping Centers (1.99%)
Scholastic Corp	11,942 $	130	Cedar Shopping Centers Inc	27,730 $	170
			Equity One Inc	41,366	590
Real Estate Management & Services (0.09%)			Inland Real Estate Corp	59,987	592
Jones Lang LaSalle Inc	3,454	82	Kite Realty Group Trust	64,186	297
			Urstadt Biddle Properties Inc	8,532	126

Real Estate Operator & Developer (0.88%)
					1,775

Forestar Group Inc (a)	42,231	471
Hilltop Holdings Inc (a)	31,182	312	REITS - Single Tenant (0.93%)

		783	National Retail Properties Inc	36,328	524

			Realty Income Corp	15,997	308

Reinsurance (1.76%)
					832

Aspen Insurance Holdings Ltd	20,317	449
IPC Holdings Ltd	15,195	390	REITS - Storage (0.89%)
Max Capital Group Ltd	13,300	226	Extra Space Storage Inc	59,583	483
Platinum Underwriters Holdings Ltd	12,161	338	Sovran Self Storage Inc	12,069	314

Validus Holdings Ltd	7,523	172			797

		1,575	REITS - Warehouse & Industrial (0.44%)

REITS - Apartments (0.14%)			EastGroup Properties Inc	6,552	199
Home Properties Inc	3,468	124	First Industrial Realty Trust Inc	14,150	77
			First Potomac Realty Trust	13,857	115

REITS - Diversified (1.09%)					391

Colonial Properties Trust	21,693	160
			Rental - Auto & Equipment (0.80%)
Entertainment Properties Trust	11,489	260	Aaron Rents Inc	12,416	271
Investors Real Estate Trust	26,815	267	Mcgrath Rentcorp	4,983	105
Lexington Realty Trust	22,183	98	Rent-A-Center Inc/TX (a)	22,518	334

PS Business Parks Inc	4,498	193			710

		978

			Research & Development (0.28%)
REITS - Healthcare (2.05%)			Albany Molecular Research Inc (a)	19,706	169
LTC Properties Inc	23,399	484	Kendle International Inc (a)	4,224	81

Medical Properties Trust Inc	47,116	214			250

Nationwide Health Properties Inc	3,384	87
Omega Healthcare Investors Inc	22,446	328	Resorts & Theme Parks (0.02%)
Senior Housing Properties Trust	44,414	719	Bluegreen Corp (a)	8,122	14

		1,832

			Retail - Apparel & Shoe (2.58%)
REITS - Hotels (0.32%)			Brown Shoe Co Inc	16,600	78
LaSalle Hotel Properties	33,999	283	Cato Corp/The	34,351	454
			Charlotte Russe Holding Inc (a)	34,780	179
REITS - Mortgage (0.61%)			Christopher & Banks Corp	39,187	152
Anworth Mortgage Asset Corp	47,726	296	Collective Brands Inc (a)	14,300	153
MFA Mortgage Investments Inc	43,160	247	Dress Barn Inc (a)	20,697	178

		543	Finish Line	25,208	120

REITS - Office Property (0.82%)			Genesco Inc (a)	5,592	86
BioMed Realty Trust Inc	28,191	311	Gymboree Corp (a)	5,268	129
Franklin Street Properties Corp	17,474	199	HOT Topic Inc (a)	30,394	260
Highwoods Properties Inc	9,911	224	JOS A Bank Clothiers Inc (a)	3,315	91

		734	Men's Wearhouse Inc	16,515	192

REITS - Regional Malls (0.20%)			Stage Stores Inc	21,916	157
Pennsylvania Real Estate Investment Trust	41,033	182	Tween Brands Inc (a)	28,157	76

					2,305

Schedule of Investments
SmallCap Value Fund III
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Automobile (0.10%)			Semiconductor Equipment (0.39%)
Rush Enterprises Inc - Class A (a)	9,696 $	88	Cabot Microelectronics Corp (a)	9,627 $	219
			MKS Instruments Inc (a)	9,262	130

Retail - Computer Equipment (0.13%)					349

Systemax Inc	11,492	116
			Steel Pipe & Tube (0.31%)
Retail - Convenience Store (0.56%)			Mueller Water Products Inc - Class A	40,459	274
Casey's General Stores Inc	16,702	355
Pantry Inc/The (a)	8,563	142	Telecommunication Equipment (0.62%)

		497	Adtran Inc	9,276	141

			Arris Group Inc (a)	33,743	240
Retail - Fabric Store (0.24%)			Plantronics Inc	17,224	175

Jo-Ann Stores Inc (a)	17,075	218			556

Retail - Hair Salons (0.28%)			Telecommunication Services (0.87%)
Regis Corp	22,391	252	Fairpoint Communications Inc	19,600	53
			Iowa Telecommunications Services Inc	19,430	250
Retail - Petroleum Products (0.50%)			Neutral Tandem Inc (a)	14,965	237
World Fuel Services Corp	13,166	445	tw telecom inc (a)	13,463	103
			USA Mobility Inc (a)	12,594	133

Retail - Restaurants (0.53%)					776

Bob Evans Farms Inc	6,791	119
California Pizza Kitchen Inc (a)	13,993	145	Telephone - Integrated (0.23%)
Wendy's/Arby's Group Inc	41,900	211	Cincinnati Bell Inc (a)	20,918	29

		475	General Communication Inc (a)	26,317	173

					202

Rubber - Tires (0.11%)
Cooper Tire & Rubber Co	20,351	95	Therapeutics (0.16%)
			Onyx Pharmaceuticals Inc (a)	4,740	144
Rubber & Plastic Products (0.13%)
Myers Industries Inc	18,814	118	Tobacco (0.13%)
			Universal Corp/Richmond VA	3,879	119
Satellite Telecommunications (0.10%)
GeoEye Inc (a)	5,161	89	Toys (0.29%)
			Jakks Pacific Inc (a)	9,011	165
Savings & Loans - Thrifts (1.32%)			Marvel Entertainment Inc (a)	3,295	91

Brookline Bancorp Inc	18,137	176			256

Dime Community Bancshares	13,259	133	Transport - Marine (0.31%)
First Niagara Financial Group Inc	539	7	Nordic American Tanker Shipping	9,798	281
Flushing Financial Corp	9,211	73
NewAlliance Bancshares Inc	29,010	319	Transport - Services (0.40%)
Northwest Bancorp Inc	6,460	120	Bristow Group Inc (a)	9,016	218
Provident Financial Services Inc	32,320	353	HUB Group Inc (a)	6,100	139

		1,181			357

Schools (0.37%)			Transport - Truck (1.24%)
Strayer Education Inc	662	143	Arkansas Best Corp	14,689	344
Universal Technical Institute Inc (a)	10,508	184	Marten Transport Ltd (a)	11,282	199

		327	Old Dominion Freight Line Inc (a)	7,886	198

Semiconductor Component - Integrated Circuits (0.37%)			Saia Inc (a)	9,372	100
Micrel Inc	26,886	204	Werner Enterprises Inc	17,556	263

Pericom Semiconductor Corp (a)	20,241	125			1,104

		329

Schedule of Investments
SmallCap Value Fund III
January 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

			Sector	Percent

	Shares	Value
	Held	(000's)	Financial	40.74%

			Consumer, Non-cyclical	14.47%
COMMON STOCKS (continued)			Industrial	13.34%
Vitamins & Nutrition Products (0.12%)			Consumer, Cyclical	8.57%
USANA Health Sciences Inc (a)	4,764 $	111	Utilities	7.76%
			Communications	4.84%
			Technology	4.14%
Water (0.44%)			Basic Materials	3.95%
California Water Service Group	5,858	255	Energy	1.34%
Pico Holdings Inc (a)	5,551	141	Other Assets in Excess of Liabilities, Net	0.85%

		396	TOTAL NET ASSETS	100.00%

Web Portals (0.31%)			Other Assets Summary (unaudited)

United Online Inc	45,678	280	Asset Type	Percent

			Futures	3.42%
Wire & Cable Products (0.44%)
Belden Inc	13,551	177
Encore Wire Corp	7,919	131
Insteel Industries Inc	10,774	83

		391

Wireless Equipment (0.23%)
Novatel Wireless Inc (a)	37,666	209

TOTAL COMMON STOCKS	$ 86,191

	Principal
	Amount	Value
	(000's)	(000's)

SHORT TERM INVESTMENTS (2.70%)
Commercial Paper (2.70%)
Investment in Joint Trading Account; HSBC
Funding
0.27%, 2/ 2/2009	$ 1,206 $	1,206
Investment in Joint Trading Account;
Prudential Funding
0.27%, 2/ 2/2009	1,206	1,206

		2,412

TOTAL SHORT TERM INVESTMENTS	$ 2,412

Total Investments	$ 88,603
Other Assets in Excess of Liabilities, Net - 0.85%		761

TOTAL NET ASSETS - 100.00%	$ 89,364

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 1,247
Unrealized Depreciation		(28,781)

Net Unrealized Appreciation (Depreciation)		(27,534)
Cost for federal income tax purposes		116,137
All dollar amounts are shown in thousands (000's)

Schedule of Investments
SmallCap Value Fund III
January 31, 2009 (unaudited)

Futures Contracts

				Current	Unrealized
			Original	Market	Appreciation/
Type	Buy/Sell	Contracts	Value	Value	(Depreciation)

Russell 2000 Mini; March 2009	Buy	69	$ 3,310	$ 3,054	$ (256)
All dollar amounts are shown in thousands (000's)

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (104.96%)			TAX-EXEMPT BONDS (continued)
Alabama (1.68%)			California (continued)
Auburn University			Foothill Eastern Transportation Corridor
5.00%, 6/ 1/2038	$ 1,500 $	1,453	Agency/CA MBIA
Birmingham Baptist Medical Centers Special			0.00%, 1/15/2018 (a)	$ 2,000 $	940
Care Facilities Financing Authority			Golden State Tobacco Securitization Corp/CA
5.00%, 11/15/2030	925	545	5.00%, 6/ 1/2045	1,000	751
Health Care Authority ASSURED GTY			5.75%, 6/ 1/2047	2,000	1,202
4.00%, 11/15/2037	2,000	2,000	Hesperia Public Financing Authority/CA XLCA

		3,998	5.00%, 9/ 1/2031	1,000	814

Alaska (4.87%)			Jurupa Unified School District FGIC
			5.13%, 8/ 1/2022	2,700	2,793
Boro of Matanuska-Susitna AK
5.50%, 9/ 1/2023	1,500	1,612	Los Angeles Department of Water & Power
			5.25%, 7/ 1/2038	1,000	993
City of Anchorage AK
6.38%, 1/ 1/2020	2,000	2,153	Morongo Band of Mission Indians
			6.50%, 3/ 1/2028 (c)(d)	500	378
City of Anchorage AK MBIA
6.50%, 12/ 1/2013	1,235	1,462	Poway Unified School District
			0.00%, 8/ 1/2023 (a)	1,250	586
Northern TOB Securitization Corp/AK
4.63%, 6/ 1/2023	905	730	0.00%, 8/ 1/2026 (a)	1,275	473
5.00%, 6/ 1/2046	1,000	519	Quechan Indian Tribe of Fort Yuma
			7.00%, 12/ 1/2027	300	223
State of Alaska AMBAC
5.25%, 10/ 1/2027	4,500	5,112	Rancho Mirage Joint Powers Financing

			Authority/CA
		11,588	5.00%, 7/ 1/2047	1,000	761

Arizona (2.65%)			San Joaquin Hills Transportation Corridor
Arizona State Transportation Board			Agency/CA MBIA
5.00%, 7/ 1/2026	1,500	1,551	0.00%, 1/15/2034 (a)	7,000	939
Arizona State University/AZ AMBAC			State of California
5.25%, 9/ 1/2024	1,090	1,109	5.25%, 11/ 1/2025	2,000	2,003
Goodyear McDowell Road Commercial			Tobacco Securitization Authority of Northern
Corridor Agency AMBAC			California/CA
5.25%, 1/ 1/2032	750	626	5.38%, 6/ 1/2038	1,000	577
Pima County Industrial Development Authority			Tobacco Securitization Authority of Southern
6.25%, 6/ 1/2026	160	116	California/CA
			5.00%, 6/ 1/2037	1,000	547

6.00%, 6/ 1/2036	160	96
					18,785

5.75%, 7/ 1/2036	100	63
6.55%, 12/ 1/2037	300	202	Colorado (1.80%)
Salt River Project Agricultural Improvement &			City of Colorado Springs CO FSA
Power District			5.25%, 12/15/2022	3,000	3,030
5.00%, 1/ 1/2039	1,500	1,459	Colorado Health Facilities Authority FSA
University Medical Center Corp/AZ GO of			5.20%, 3/ 1/2031	1,000	883
Corp			Lincoln Park Metropolitan District/CO
5.00%, 7/ 1/2035	1,500	1,070	6.20%, 12/ 1/2037	500	369

		6,292			4,282

California (7.90%)			Connecticut (0.47%)
Bay Area Toll Authority			State of Connecticut ACA
5.00%, 4/ 1/2039	1,000	948	6.60%, 7/ 1/2024	1,500	1,117
Beverly Hills Unified School District/CA
0.00%, 8/ 1/2027 (a)(b)	3,000	1,031	District of Columbia (1.68%)
California State Public Works Board			District of Columbia
5.00%, 4/ 1/2030	1,175	1,026	0.40%, 10/ 1/2038	1,400	1,400
California Statewide Communities			District of Columbia Water & Sewer Authority
Development Authority			FSA
6.63%, 8/ 1/2029 (b)	1,000	1,019	5.50%, 10/ 1/2017	500	591
5.00%, 3/ 1/2035	1,000	781

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
District of Columbia (continued)			Georgia (1.50%)
District of Columbia Water & Sewer Authority			Monroe County Development Authority/GA
FSA (continued)			MBIA
5.50%, 10/ 1/2041	$ 2,000 $	2,015	6.75%, 1/ 1/2010	$ 3,410 $	3,576

		4,006

			Hawaii (0.94%)
Florida (8.60%)			City & County of Honolulu HI
Amelia Walk Community Development District			6.00%, 1/ 1/2012	1,270	1,420
5.50%, 5/ 1/2037	100	51	6.00%, 1/ 1/2012	730	828

Bay Laurel Center Community Development
District					2,248

5.45%, 5/ 1/2037	485	280	Idaho (3.07%)
Broward County Educational Facilities			Idaho Health Facilities Authority/ID
Authority			6.65%, 2/15/2021 (c)	2,000	2,542
0.40%, 4/ 1/2038	3,700	3,700	Idaho Health Facilities Authority/ID RADIAN
County of Alachua FL			5.25%, 9/ 1/2025	2,000	1,670
5.88%, 11/15/2042	150	87	Idaho Housing & Finance Association/ID
County of Miami-Dade FL ASSURED GTY			5.85%, 7/ 1/2036	1,000	945
5.25%, 10/ 1/2033	2,000	1,661	4.90%, 7/ 1/2038	2,550	2,148

Escambia County Health Facilities Authority					7,305

AMBAC
5.95%, 7/ 1/2020	110	115	Illinois (10.62%)
Florida Housing Finance Agency AMBAC			Chicago O'Hare International Airport/IL
6.50%, 7/ 1/2036	900	900	AGC-ICC MBIA
Florida State Board of Education FGIC			5.25%, 1/ 1/2025 (e)	2,250	2,308
5.25%, 7/ 1/2017	800	826	Chicago O'Hare International Airport/IL
Highlands County Health Facilities Authority			AMBAC
5.00%, 11/15/2031	1,180	971	5.50%, 1/ 1/2017	965	1,010
Hillsborough County Port District MBIA			Chicago O'Hare International Airport/IL FSA
5.38%, 6/ 1/2027	1,000	876	5.75%, 1/ 1/2020 (e)	5,230	5,303
Miami-Dade County Educational Facilities			City of Chicago IL
Authority/FL			7.46%, 2/15/2026	250	198
5.50%, 4/ 1/2038	1,000	1,003	5.50%, 1/ 1/2038	1,000	1,020
Miami-Dade County School Board/FL			City of Chicago IL ASSURED GTY
ASSURED GTY			5.25%, 1/ 1/2025	2,000	2,082
5.25%, 5/ 1/2028	2,000	1,964	City of Chicago IL GNMA/FNMA/FHLMC
Orange County Health Facilities Authority			6.30%, 9/ 1/2029	445	458
6.00%, 11/15/2022	1,000	1,002	City of Yorkville IL
Orange County Housing Finance Authority			5.75%, 3/ 1/2028	500	303
7.00%, 10/ 1/2025 (c)	500	520	6.00%, 3/ 1/2036	622	352
Orlando Utilities Commission			Gilberts Special Service Area No 19
6.00%, 10/ 1/2010	5,000	5,377	5.38%, 3/ 1/2016	500	274
Port St Lucie FL MBIA			Huntley Special Service Area No 10/IL
5.00%, 7/ 1/2033	500	382	ASSURED GTY
Seminole Indian Tribe of Florida			5.10%, 3/ 1/2029	1,000	966
5.75%, 10/ 1/2022 (c)(d)	250	188	Illinois Finance Authority
Tolomato Community Development District			6.00%, 5/15/2025	500	350
6.55%, 5/ 1/2027	300	203	5.00%, 8/15/2026	160	97
6.65%, 5/ 1/2040	300	188	5.10%, 8/15/2031	505	286
Wentworth Estates Community Development			5.50%, 8/ 1/2037	1,000	687
District
5.63%, 5/ 1/2037	155	73	5.75%, 11/15/2037	1,500	1,213
West Villages Improvement District			6.50%, 11/ 1/2038	1,000	1,003
5.50%, 5/ 1/2037	160	87	Illinois Finance Authority AMBAC

		20,454	6.25%, 2/ 1/2033	250	218

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
Illinois (continued)			Kansas (continued)
Illinois Health Facilities Authority			Wyandotte County-Kansas City Unified
7.00%, 2/15/2009	$ 55 $	55	Government
7.00%, 2/15/2018	720	888	5.00%, 9/ 1/2029 (b)	$ 1,000 $	1,003

Metropolitan Pier & Exposition Authority/IL					3,634

FGIC			Kentucky (1.52%)
0.00%, 6/15/2009 (a)	5,055	5,038
			City of Murray KY
Pingree Grove Special Service Area No 7			5.13%, 8/ 1/2037	1,000	653
6.00%, 3/ 1/2036	142	84
			Kentucky Economic Development Finance
Village of Bartlett IL			Authority/KY ASSURED GTY
5.60%, 1/ 1/2023	300	222	6.00%, 12/ 1/2033	1,000	1,003
Village of Bolingbrook IL			Louisville & Jefferson County Metropolitan
6.25%, 1/ 1/2024 (a)(f)	500	368	Government
Village of Pingree Grove IL			5.25%, 10/ 1/2036	665	481
5.25%, 3/ 1/2015	400	329	Paducah KY
Volo Village Special Service Area No 3			5.25%, 10/ 1/2035	1,500	1,477

6.00%, 3/ 1/2036	250	141			3,614

		25,253

			Louisiana (0.85%)
Indiana (3.65%)			Louisiana Public Facilities Authority
Hendricks County Building Facilities Corp			0.00%, 12/ 1/2019 (a)	1,500	1,013
5.50%, 7/15/2020	2,500	2,739	New Orleans Aviation Board/LA
Indiana Finance Authority			6.00%, 1/ 1/2023 (b)	1,000	1,004

5.38%, 11/ 1/2032	1,000	929			2,017

Indiana Housing Finance Authority
GNMA/FNMA			Maryland (1.49%)
3.60%, 1/ 1/2032	345	320	City of Baltimore MD
Indiana Municipal Power Agency/IN MBIA			6.50%, 10/ 1/2011	2,000	2,036
6.13%, 1/ 1/2013	4,230	4,681	County of Howard MD

		8,669	5.25%, 4/ 1/2037	500	266

			County of Prince Georges MD
Iowa (0.90%)			5.20%, 7/ 1/2034	500	255
Altoona IA			Maryland Community Development
5.75%, 6/ 1/2031	1,200	984	Administration
City of Sibley IA			5.05%, 9/ 1/2032	1,000	857
6.00%, 12/ 1/2037	125	77	Maryland Health & Higher Educational
Iowa Finance Authority			Facilities Authority
5.75%, 11/15/2024	400	277	5.25%, 1/ 1/2027	250	130

Pottawattamie County IA					3,544

5.75%, 5/15/2026	385	253
			Massachusetts (2.25%)
Tobacco Settlement Authority of Iowa/IA			Massachusetts Bay Transportation Authority
5.50%, 6/ 1/2042	1,000	548	5.25%, 7/ 1/2028	2,000	2,176

		2,139	Massachusetts Development Finance Agency

Kansas (1.53%)			6.38%, 7/ 1/2029	800	570
Lenexa KS			5.75%, 11/15/2042	500	265
5.50%, 5/15/2039	1,000	542	Massachusetts Health & Educational Facilities
Manhattan KS			Authority
5.00%, 5/15/2024	500	360	6.00%, 7/ 1/2031	200	228
5.00%, 5/15/2036	300	181	6.00%, 7/ 1/2031	800	751
Sedgwick & Shawnee Counties KS			5.00%, 7/ 1/2033	600	395
GNMA/FNMA			Massachusetts State College Building Authority
5.65%, 6/ 1/2037	1,630	1,548	5.50%, 5/11/2039	1,000	974

					5,359

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
Michigan (3.01%)			Missouri (continued)
Detroit MI			Missouri Housing Development Commission
5.00%, 7/ 1/2026	$ 1,000 $	898	GNMA/FNMA
Kent Hospital Finance Authority/MI			5.05%, 9/ 1/2024	$ 495 $	463
5.25%, 7/ 1/2030	950	600	Missouri Joint Municipal Electric Utility
5.50%, 1/15/2047	500	520	Commission MBIA
			5.00%, 1/ 1/2024	1,500	1,267
Michigan Strategic Fund
5.45%, 9/ 1/2029	2,000	1,873	St Louis Industrial Development Authority/MO
			6.38%, 12/ 1/2030	500	356

Michigan Strategic Fund XLCA
5.45%, 12/15/2032	1,000	788			3,897

Michigan Tobacco Settlement Finance Authority			Nebraska (2.17%)
6.00%, 6/ 1/2048	4,000	2,342	Municipal Energy Agency/NE
Summit Academy North			5.13%, 4/ 1/2029	1,000	999
5.00%, 11/ 1/2015	160	134	Omaha Public Power District

		7,155	6.15%, 2/ 1/2012	2,000	2,148

Minnesota (0.85%)			5.50%, 2/ 1/2039	1,000	1,020
City of Minneapolis MN			University of Nebraska/NE
6.75%, 11/15/2032	500	506	5.25%, 7/ 1/2039	1,000	993

6.50%, 11/15/2038	1,000	1,056			5,160

City of North Oaks MN			Nevada (1.28%)
6.00%, 10/ 1/2027	100	76	County of Clark NV
City of Pine City MN			5.90%, 11/ 1/2032	160	112
6.25%, 5/ 1/2035	100	71	Nevada Housing Division/NV
Inver Grove Heights MN			GNMA/FNMA/FHLMC
5.50%, 10/ 1/2033	500	314	5.88%, 4/ 1/2038	1,000	945

		2,023	Reno NV

			5.25%, 6/ 1/2037	1,760	1,269
Mississippi (0.44%)			5.25%, 6/ 1/2041	1,000	707

Biloxi Housing Authority/MS HUD SECT 8
6.25%, 9/ 1/2031	50	30			3,033

State of Mississippi FSA			New Hampshire (1.14%)
5.75%, 12/ 1/2013	170	175	New Hampshire Business Finance Authority/NH
5.75%, 12/ 1/2013	115	119	7.13%, 7/ 1/2027 (f)	750	751
5.75%, 12/ 1/2013	195	201	New Hampshire Health & Education Facilities
5.75%, 12/ 1/2014	180	185	Authority FSA
			5.50%, 8/ 1/2027	2,000	1,963

5.75%, 12/ 1/2014	120	123
					2,714

5.75%, 12/ 1/2014	205	211

		1,044	New Jersey (3.30%)

			Bergen County Improvement Authority CNTY
Missouri (1.64%)			GTD SCH BD RES FD
Cape Girardeau County Industrial Development			5.00%, 4/ 1/2032	2,000	2,004
Authority/MO			New Jersey Economic Development Authority
5.63%, 6/ 1/2027	160	135	5.63%, 6/15/2019	500	424
Carthage MO			5.13%, 7/ 1/2025	160	96
5.88%, 4/ 1/2030	160	103
			5.75%, 4/ 1/2031	1,000	657
6.00%, 4/ 1/2038	750	458
			5.50%, 6/15/2031	1,000	710
City of Fenton MO
7.00%, 10/ 1/2021	575	662	New Jersey Health Care Facilities Financing
			Authority
City of Kansas City MO			5.75%, 7/ 1/2037	1,750	1,280
5.25%, 3/ 1/2018 (a)	200	165	New Jersey St Housing & Mortgage Finance
5.40%, 6/ 1/2024	120	86	Agency
City of Maryland Heights MO			6.38%, 10/ 1/2028	1,000	1,069
5.50%, 9/ 1/2018	240	202	Tobacco Settlement Financing Corp/NJ
			4.75%, 6/ 1/2034	1,000	531

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
New Jersey (continued)			Oklahoma (continued)
Tobacco Settlement Financing Corp/NJ			Weatherford Hospital Authority
(continued)			6.00%, 5/ 1/2025	$ 160 $	112

5.00%, 6/ 1/2041	$ 2,045 $	1,067			1,366

		7,838

			Oregon (1.55%)
New York (4.63%)			City of Portland OR AMBAC
East Rochester Housing Authority/NY			5.75%, 6/15/2016	1,000	1,036
5.50%, 8/ 1/2033	160	95	City of Portland OR FSA
Metropolitan Transportation Authority/NY			5.25%, 6/ 1/2020	2,000	2,146
4.75%, 7/ 1/2019	1,265	1,461	Oregon State Housing & Community Services
Metropolitan Transportation Authority/NY			Department/OR
FGIC			5.65%, 7/ 1/2028	505	501

5.25%, 11/15/2031	1,500	1,446			3,683

New York City Industrial Development Agency
6.25%, 3/ 1/2015	1,000	833	Pennsylvania (1.20%)
6.13%, 1/ 1/2029 (b)	1,000	1,017	Allegheny County Hospital Development
			Authority
6.50%, 3/ 1/2035	160	108	5.00%, 11/15/2028	500	271
New York City Transitional Finance			Fulton County Industrial Development Authority
Authority/NY			5.90%, 7/ 1/2040	160	97
5.25%, 1/15/2039	1,000	954
			Pennsylvania Turnpike Commission
New York Mortgage Agency/NY			5.00%, 6/ 1/2039	1,500	1,445
5.65%, 4/ 1/2030	470	450
			Philadelphia Redevelopment Authority FGIC
New York State Dormitory Authority			5.50%, 4/15/2017	1,000	1,043

5.50%, 7/ 1/2026	1,000	889
New York State Dormitory Authority MBIA					2,856

5.25%, 10/ 1/2023	1,500	1,532	Rhode Island (0.13%)
Tobacco Settlement Financing Authority/NY			Providence Housing Authority/RI
AMBAC			0.50%, 9/ 1/2030	300	300
5.25%, 6/ 1/2021	2,200	2,227

		11,012	South Carolina (0.97%)

Ohio (2.69%)			Lexington One School Facilities Corp
			5.25%, 12/ 1/2029	1,000	939
Adams County Hospital
6.25%, 9/ 1/2020	1,000	719	South Carolina Jobs-Economic Development
			Authority AMBAC
Buckeye Tobacco Settlement Financing			5.20%, 11/ 1/2027	1,000	995
Authority
5.75%, 6/ 1/2034	500	297	Tobacco Settlement Revenue Management
			Authority/SC
5.88%, 6/ 1/2047	4,500	2,534	5.00%, 6/ 1/2018	385	366

County of Cuyahoga OH					2,300

7.50%, 1/ 1/2030	1,000	937
Ohio Housing Finance Agency/OH			South Dakota (0.47%)
GNMA/FNMA/FHLMC			South Dakota Health & Educational Facilities
5.30%, 9/ 1/2028	365	337	Authority/SD
5.40%, 3/ 1/2033	640	577	5.25%, 11/ 1/2034	1,250	1,117
Ohio State University
5.13%, 12/ 1/2031	1,000	995	Tennessee (2.75%)

		6,396	Chattanooga Health Educational & Housing

			Facility Board/TN
Oklahoma (0.57%)			5.50%, 10/ 1/2020	510	394
Oklahoma Housing Finance Agency GNMA			Johnson City Health & Educational Facilities
8.00%, 8/ 1/2018	115	124	Board
Oklahoma State Capital Improvement			7.50%, 7/ 1/2033	1,000	1,146
Authority/OK			5.50%, 7/ 1/2036	375	253
0.35%, 7/ 1/2035	1,130	1,130	Shelby County Health Educational & Housing
			Facilities Board
			5.63%, 9/ 1/2026	500	337

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

TAX-EXEMPT BONDS (continued)			TAX-EXEMPT BONDS (continued)
Tennessee (continued)			Texas (continued)
Tennessee Housing Development Agency/TN			Tyler Health Facilities Development Corp/TX
GO of AGY			5.38%, 11/ 1/2037	$ 1,000 $	658

5.70%, 7/ 1/2031	$ 355 $	341			17,964

4.85%, 1/ 1/2032	4,915	4,072

		6,543	Utah (1.84%)

			Utah Housing Corp
Texas (7.55%)			5.75%, 7/ 1/2036	995	928
Austin TX Convention Enterprises Inc/TX			5.25%, 1/ 1/2039 (e)	4,000	3,442

5.75%, 1/ 1/2034 (c)(d)	500	300			4,370

City of Houston TX AMBAC
5.75%, 9/ 1/2015	1,000	1,057	Virginia (0.37%)
City of Houston TX FSA			Lexington Industrial Development Authority
5.75%, 3/ 1/2015	85	90	5.38%, 1/ 1/2028	750	478
Dallas County Flood Control District			White Oak Village Shops Community
6.75%, 4/ 1/2016	245	240	Development Authority
			5.30%, 3/ 1/2017	500	410

Dallas-Fort Worth International Airport
BHAC-CR FGIC					888

5.50%, 11/ 1/2031	1,500	1,329	Washington (4.70%)
Dallas-Fort Worth International Airport			Franklin County School District No 1
Facilities Improvement Corp MBIA			Pasco/WA FSA
6.00%, 11/ 1/2023	500	500	5.25%, 12/ 1/2019	5,000	5,441
El Paso County Hospital District/TX			Skagit County Public Hospital District No 1/WA
ASSURED GTY			5.75%, 12/ 1/2032	300	186
5.00%, 8/15/2037	1,000	935
			State of Washington
Lufkin Health Facilities Development Corp/TX			6.40%, 6/ 1/2017	3,000	3,639
5.50%, 2/15/2032	500	327
			Washington Health Care Facilities Authority
McLennan County Public Facility Corp			FSA
6.63%, 6/ 1/2035	1,000	1,041	5.50%, 8/15/2038	1,000	916
Metro Health Facilities Development Corp/TX			Washington Health Care Facilities
7.20%, 1/ 1/2021	1,100	950	Authority/WA
North Central Texas Health Facility			7.38%, 3/ 1/2038 (b)	1,000	992

Development Corp					11,174

5.13%, 5/15/2029	1,000	896
North Central Texas Health Facility			West Virginia (1.07%)
Development Corp AMBAC			Harrison County County Commission MBIA
5.25%, 8/15/2032	1,000	786	6.88%, 4/15/2022	2,500	2,388
North Texas Health Facilities Development			Ohio County Commission Sewage System
Corp/TX FSA			5.85%, 6/ 1/2034	250	156

5.00%, 9/ 1/2024	1,000	957			2,544

5.00%, 9/ 1/2032	2,000	1,738
North Texas Tollway Authority			Wisconsin (2.67%)
5.63%, 1/ 1/2033	1,000	941	County of Milwaukee WI FSA
			5.25%, 12/ 1/2025	4,000	3,591
5.75%, 1/ 1/2033	1,000	898
			Wisconsin Health & Educational Facilities
Sea Breeze Public Facility Corp			Authority
6.50%, 1/ 1/2046	100	67	6.00%, 8/15/2019	600	458
Spring Independent School District/TX			Wisconsin Health & Educational Facilities
5.00%, 8/15/2034 (b)	1,000	986	Authority FSA
Tarrant County Cultural Education Facilities			5.00%, 8/ 1/2034 (e)	1,750	1,503
Finance Corp			Wisconsin Housing & Economic Development
6.25%, 7/ 1/2028	1,000	1,050	Authority/WI GO OF AUTH
Texas State Department of Housing &			4.75%, 9/ 1/2033	1,000	805

Community Affairs GNMA					6,357
5.70%, 1/ 1/2033	1,110	1,123

Texas State Transportation Commission			TOTAL TAX-EXEMPT BONDS	$ 249,614

5.00%, 4/ 1/2020	1,000	1,095	Total Investments		249,614

			Schedule of Investments
			Tax-Exempt Bond Fund
			January 31, 2009 (unaudited)

		Principal
		Amount	Value
		(000's)	(000's)

LIABILITY FOR FLOATING RATE NOTES ISSUED IN
CONJUNCTION WITH SECURITIES HELD (-3.32%)
Notes with interest rates ranging from 0.73%
to 1.46% at January 31, 2009 and
contractual maturity of collateral from
2022 to 2039. (g)	$ (7,906) $		(7,906)

Total Net Investments		$ 241,708
Liabilities in Excess of Other Assets, Net - (1.64)%			(3,905)

TOTAL NET ASSETS - 100.00%		$ 237,803

(a)	Non-Income Producing Security
(b)	Security purchased on a when-issued basis.
(c) Security is Illiquid
(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $866 or 0.36% of net assets.
(e)	Security or portion of underlying security related to Inverse Floaters
entered into by the Fund.	See notes.
(f)	Variable Rate. Rate shown is in effect at January 31, 2009.
(g)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at January 31, 2009.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation		$ 7,374
Unrealized Depreciation			(29,761)

Net Unrealized Appreciation (Depreciation)			(22,387)
Cost for federal income tax purposes			264,114
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector			Percent

Revenue			46.76%
Insured			38.38%
Prerefunded			11.75%
General Obligation			5.78%
Revenue - Special Tax			1.53%
Tax Allocation			0.76%
Liability for Floating Rate Notes Issued			(3.32%)
Liabilities in Excess of Other Assets, Net			(1.64%)

TOTAL NET ASSETS			100.00%

Schedule of Investments
Ultra Short Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (68.80%)			BONDS (continued)
Agricultural Operations (0.33%)			Asset Backed Securities (continued)
Cargill Inc			Swift Master Auto Receivables Trust
2.38%, 1/21/2011 (a)(b)	$ 500 $	499	0.43%, 6/15/2012 (a)	$ 310 $	186

					5,713

Airlines (0.32%)
American Airlines Inc			Automobile Sequential (1.77%)
7.25%, 2/ 5/2009	250	249	Capital Auto Receivables Asset Trust
Delta Air Lines Inc			1.11%, 1/15/2010 (a)(b)	128	127
6.62%, 3/18/2011	286	246	1.78%, 10/15/2012 (a)	525	461

		495	Capital One Auto Finance Trust

			0.34%, 7/15/2011 (a)	190	182
Appliances (0.16%)			CPS Auto Trust
Whirlpool Corp			5.44%, 11/15/2010 (b)	246	245
2.50%, 6/15/2009 (a)	250	239	Honda Auto Receivables Owner Trust
			5.46%, 5/23/2011	706	710
Asset Backed Securities (3.74%)			Hyundai Auto Receivables Trust
Ameriquest Mortgage Securities Inc			0.73%, 1/17/2012 (a)	500	489
1.09%, 7/25/2035 (a)	1,000	33	Nissan Auto Lease Trust
Caterpillar Financial Asset Trust			4.27%, 12/15/2010	487	479

4.09%, 12/27/2010	223	222			2,693

CNH Equipment Trust
1.18%, 9/15/2010 (a)	54	54	Building Products - Cement & Aggregate (0.25%)
1.53%, 4/15/2011 (a)	704	697	Martin Marietta Materials Inc
Countrywide Asset-Backed Certificates			1.32%, 4/30/2010 (a)	435	385
1.51%, 12/25/2032 (a)	222	149
1.77%, 12/25/2032 (a)	465	72	Building Products - Wood (0.34%)
			Masco Corp
2.56%, 5/25/2033 (a)	147	26	2.40%, 3/12/2010 (a)	585	521
1.39%, 6/25/2035 (a)	1,000	601
1.04%, 11/25/2035 (a)	1,000	83	Cable/Satellite TV (0.33%)
1.05%, 12/25/2035 (a)	875	304	DirecTV Holdings LLC/DirecTV Financing Co
6.50%, 1/25/2036 (c)	185	-	8.38%, 3/15/2013	500	503
0.89%, 2/25/2037 (a)	500	15
1.29%, 11/25/2037 (a)	1,000	37	Cellular Telecommunications (0.52%)
Fannie Mae Grantor Trust			Vodafone Group PLC
5.41%, 9/26/2033 (a)	674	505	2.34%, 6/15/2011 (a)	500	442
First Horizon Asset Backed Trust			2.46%, 2/27/2012 (a)	400	349

0.52%, 10/25/2026 (a)	374	222			791

Ford Credit Floorplan Master Owner Trust			Chemicals - Diversified (0.17%)
0.78%, 6/15/2011 (a)	450	429	Huntsman LLC
JP Morgan Mortgage Acquisition Corp			11.50%, 7/15/2012	300	254
0.47%, 3/25/2037 (a)	153	129
Lehman XS Trust			Commercial Banks (0.95%)
2.82%, 11/25/2035 (a)	487	293	Colonial Bank/Montgomery AL
Long Beach Asset Holdings Corp			8.00%, 3/15/2009 (f)	500	478
5.93%, 10/25/2046 (b)(c)(d)	599	-	HSBC America Capital Trust I
Long Beach Mortgage Loan Trust			7.81%, 12/15/2026 (b)	750	598
0.89%, 2/25/2035 (a)	1,000	835	M&I Marshall & Ilsley Bank
Nomura Asset Acceptance Corp			2.48%, 12/ 4/2012 (a)	500	369

0.61%, 1/25/2036 (a)(b)	590	147			1,445

Sail Net Interest Margin Notes
0.00%, 6/27/2035 (b)(d)(e)	136	-	Credit Card Asset Backed Securities (1.44%)
SLC Student Loan Trust			American Express Credit Account Master Trust
2.60%, 9/15/2013 (a)	681	674	0.61%, 3/15/2012 (a)	850	807

Schedule of Investments
Ultra Short Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Credit Card Asset Backed Securities			Finance - Commercial (continued)
(continued)			CIT Group Inc
Cabela's Master Credit Card Trust			2.42%, 2/13/2012 (a)	$ 250 $	186

1.18%, 12/16/2013 (a)(b)	$ 500 $	456			916

Chase Issuance Trust
0.78%, 1/15/2012 (a)	500	492	Finance - Consumer Loans (0.31%)
Discover Card Master Trust I			John Deere Capital Corp
0.57%, 5/15/2012 (a)	500	437	1.84%, 1/18/2011 (a)	500	477

		2,192

			Finance - Investment Banker & Broker (0.88%)
Diversified Banking Institutions (2.14%)			Bear Stearns Cos LLC/The
JP Morgan Chase & Co			1.35%, 7/16/2009 (a)	360	358
2.63%, 12/ 1/2010	1,200	1,224	2.37%, 11/28/2011 (a)	500	464
Morgan Stanley			Merrill Lynch & Co Inc
2.90%, 12/ 1/2010	2,000	2,048	2.43%, 6/ 5/2012 (a)	600	516

		3,272			1,338

Diversified Financial Services (0.66%)			Finance - Leasing Company (0.48%)
Capmark Financial Group Inc			International Lease Finance Corp
3.04%, 5/10/2010 (a)	475	269	1.48%, 4/20/2009 (a)	750	728
General Electric Capital Corp
1.21%, 1/20/2010 (a)	750	736	Finance - Mortgage Loan/Banker (18.41%)

		1,005	Countrywide Financial Corp

Electric - Generation (0.01%)			1.69%, 3/24/2009 (a)	725	724
CE Casecnan Water & Energy			Fannie Mae
11.95%, 11/15/2010	18	16	3.25%, 2/15/2009	5,000	5,005
			4.25%, 5/15/2009	1,000	1,010
Electric - Integrated (1.24%)			5.38%, 8/15/2009	2,000	2,051
Entergy Gulf States Inc			6.63%, 9/15/2009	4,000	4,141
2.60%, 12/ 1/2009 (a)	405	391	4.63%, 12/15/2009	3,000	3,096
Georgia Power Co			Federal Home Loan Banks
2.42%, 3/17/2010 (a)	500	500	4.50%, 10/ 9/2009	4,000	4,101
Pepco Holdings Inc			Freddie Mac
2.83%, 6/ 1/2010 (a)	225	206	3.38%, 4/15/2009	4,000	4,022
Public Service Electric & Gas Co			5.25%, 5/21/2009	3,000	3,041
2.97%, 3/12/2010 (a)	500	494	SLM Student Loan Trust
TECO Energy Inc			1.84%, 7/25/2013 (a)	918	898

5.19%, 5/ 1/2010 (a)	325	307			28,089

		1,898

			Food - Retail (0.41%)
Electronic Components - Miscellaneous (0.71%)			Safeway Inc
Koninklijke Philips Electronics NV			1.82%, 3/27/2009 (a)	625	624
3.31%, 3/11/2011 (a)	1,000	954
Sanmina-SCI Corp			Home Equity - Other (0.60%)
4.75%, 6/15/2010 (a)(b)	147	132	Asset Backed Funding Corp NIM Trust

		1,086	0.00%, 7/26/2035 (b)(d)(e)	56	-

Fiduciary Banks (0.32%)			Countrywide Asset-Backed Certificates
			4.93%, 5/25/2032 (a)	215	168
Bank of New York Mellon Corp/The
3.26%, 2/ 5/2010 (a)(e)	500	490	First NLC Trust
			1.14%, 9/25/2035 (a)	1,000	34
Finance - Commercial (0.60%)			GSAA Trust
Caterpillar Financial Services Corp			5.69%, 4/25/2034	206	205
2.84%, 2/ 8/2010 (a)	750	730	JP Morgan Mortgage Acquisition Corp NIM
			5.80%, 4/25/2036 (b)(c)(d)	158	-
			Mastr Asset Backed NIM Trust
			0.00%, 5/26/2035 (c)(d)(e)	40	-

Schedule of Investments
Ultra Short Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Home Equity - Other (continued)			Mortgage Backed Securities (continued)
Mastr Asset Backed Securities Trust			Banc of America Commercial Mortgage Inc
1.04%, 10/25/2035 (a)	$ 475 $	5	7.33%, 11/15/2031	$ 330 $		330
New Century Home Equity Loan Trust			0.23%, 7/10/2042	58,195		458
1.09%, 7/25/2035 (a)	1,000	115	0.63%, 7/10/2042 (a)	20,001		258
Option One Mortgage Loan Trust			0.12%, 7/10/2043 (a)(b)	6,153		44
1.06%, 8/25/2035 (a)	1,000	30	0.06%, 10/10/2045	16,944		48
1.19%, 6/25/2037 (a)	1,000	12	0.40%, 7/10/2046 (a)	7,383		103
Residential Asset Securities Corp			Banc of America Mortgage Securities Inc
1.07%, 4/25/2035 (a)	692	44	4.09%, 3/25/2034 (a)	318		255
1.14%, 7/25/2035 (a)	661	299	4.72%, 8/25/2034 (a)	297		246

		912	Bear Stearns Adjustable Rate Mortgage Trust

Home Equity - Sequential (0.32%)			6.33%, 4/25/2034 (a)	101		58
Argent Securities Inc			Bear Stearns Alt-A Trust
4.60%, 1/25/2034 (a)	342	323	5.80%, 5/25/2035 (a)	239		152
BNC Mortgage Loan Trust			1.04%, 7/25/2035 (a)	1,000		90
0.56%, 7/25/2037 (a)	455	162	1.04%, 8/25/2035 (a)	1,002		29
Merrill Lynch Mortgage Investors NIM Trust			Chase Mortgage Finance Corp
4.50%, 1/25/2035 (b)(c)(d)(e)	1,313	-	5.80%, 3/25/2037 (a)	620		187

		485	5.00%, 7/25/2037 (a)	225		144

Investment Companies (0.58%)			Citicorp Mortgage Securities Inc
			5.50%, 12/25/2033	931		876
Xstrata Finance Dubai Ltd
2.59%, 11/13/2009 (a)(b)	1,000	888	Citigroup Commercial Mortgage Trust
			0.43%, 5/15/2043 (b)	30,873		389
Life & Health Insurance (0.14%)			Citigroup/Deutsche Bank Commercial
			Mortgage Trust
Unum Group			0.42%, 10/15/2048 (a)	11,011		172
5.86%, 5/15/2009	230	221
			0.38%, 12/11/2049 (a)(b)	15,453		216
Machinery - Farm (0.21%)			Countrywide Alternative Loan Trust
Case New Holland Inc			1.49%, 10/25/2034 (a)	625		31
6.00%, 6/ 1/2009	325	319	1.44%, 2/25/2035 (a)	1,000		599
			1.24%, 7/25/2035 (a)	983		206
Medical - Wholesale Drug Distribution (0.16%)			3.40%, 8/25/2035 (a)	2,082		645
Cardinal Health Inc			0.81%, 12/25/2035 (a)	1,359		391
1.70%, 10/ 2/2009 (a)	250	244	0.74%, 5/25/2036 (a)	935		298
			0.79%, 5/25/2036 (a)	1,473		558
Medical Products (0.08%)			6.00%, 5/25/2036	201		196
Angiotech Pharmaceuticals Inc
5.95%, 12/ 1/2013 (a)	225	118	0.67%, 3/20/2046 (a)	1,134		278
			Countrywide Asset-Backed NIM Certificates
Metal Processors & Fabrication (0.16%)			0.00%, 11/ 8/2036 (b)(d)(e)	491		-
Timken Co			Countrywide Home Loan Mortgage Pass
5.75%, 2/15/2010	250	247	Through Trust
			4.11%, 7/25/2034 (a)	522		432
Mortgage Backed Securities (22.29%)			0.69%, 3/25/2035 (a)	288		127
ACT Depositors Corp			5.53%, 3/20/2036 (a)	382		323
0.63%, 9/22/2041 (a)(c)	353	49	CS First Boston Mortgage Securities Corp
American Home Mortgage Assets			6.38%, 12/16/2035	176		175
5.46%, 11/25/2035 (a)	253	125	0.49%, 7/15/2036 (a)(b)	4,450		62
American Home Mortgage Investment Trust			0.44%, 8/15/2036 (a)(b)	5,554		41
1.96%, 9/25/2045 (a)	383	164	0.94%, 1/15/2037 (a)(b)	5,105		87
Banc of America Alternative Loan Trust			0.66%, 7/15/2037 (b)	23,304		362
0.79%, 6/25/2036 (a)	1,322	673

Schedule of Investments
Ultra Short Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Downey Savings & Loan Association Mortgage			JP Morgan Alternative Loan Trust
Loan Trust			5.40%, 12/25/2036	$ 129 $	120
0.59%, 4/19/2047 (a)	$ 1,444 $	345	JP Morgan Chase Commercial Mortgage
First Republic Mortgage Loan Trust			Securities Corp
0.63%, 8/15/2032 (a)	229	184	1.22%, 10/12/2035 (a)(b)	29,529	719
First Union National Bank Commercial			6.04%, 11/15/2035	452	450
Mortgage			0.22%, 7/12/2037 (b)	69,622	273
0.90%, 1/12/2043 (a)(b)	25,756	365	0.69%, 10/12/2037 (a)(b)	6,221	178
First Union National Bank Commercial
Mortgage Securities Inc			0.54%, 7/15/2042 (a)	19,111	273
7.84%, 5/17/2032	237	239	5.30%, 5/15/2047 (a)	300	248
Freddie Mac			0.33%, 2/12/2051 (a)	40,587	453
0.73%, 7/15/2023 (a)	756	741	JP Morgan Mortgage Trust
6.00%, 3/15/2026	430	437	4.89%, 4/25/2035 (a)	251	234
6.00%, 6/15/2031	339	341	6.04%, 10/25/2036 (a)	271	195
G-Force LLC			LB-UBS Commercial Mortgage Trust
0.69%, 12/25/2039 (a)(b)	1,000	683	1.25%, 7/15/2035 (b)	17,097	83
Ginnie Mae			1.03%, 2/15/2037 (a)(b)	16,091	207
1.29%, 10/16/2012 (a)	6,032	184	Lehman XS Trust
1.07%, 2/16/2047 (a)	9,204	474	0.76%, 5/25/2046 (a)	1,500	33
0.82%, 3/16/2047 (a)	3,318	186	0.92%, 5/25/2046 (a)	1,415	20
GMAC Commercial Mortgage Securities Inc			Mastr Seasoned Securities Trust
0.73%, 5/10/2043 (a)	13,747	175	5.06%, 10/25/2032 (a)	98	81
Greenwich Capital Commercial Funding Corp			Merrill Lynch Mortgage Investors Inc
0.11%, 4/10/2037 (b)	25,109	76	0.74%, 8/25/2036 (a)	951	341
0.76%, 8/10/2042 (a)(b)	49,278	717	Merrill Lynch Mortgage Trust
0.30%, 12/10/2049 (a)(b)	17,223	208	5.61%, 5/12/2039 (a)	275	241
GS Mortgage Securities Corp II			Merrill Lynch/Countrywide Commercial
0.70%, 7/10/2039 (a)(b)	6,583	118	Mortgage Trust
			0.11%, 7/12/2046 (a)(b)	12,955	115
GSC Capital Corp Mortgage Trust			0.15%, 12/12/2049 (a)(b)	38,667	325
0.65%, 2/25/2036 (a)	219	104
GSR Mortgage Loan Trust			0.62%, 12/12/2049 (a)	23,561	535
4.49%, 9/25/2035 (a)	530	414	MLCC Mortgage Investors Inc
Homebanc Mortgage Trust			0.88%, 7/25/2029 (a)	752	471
1.06%, 7/25/2035 (a)	1,000	304	Morgan Stanley Capital I
0.72%, 10/25/2035 (a)	1,844	398	0.95%, 1/13/2041 (a)(b)	18,133	414
0.73%, 1/25/2036 (a)	1,712	416	0.77%, 8/25/2046 (a)	1,000	211
			Residential Funding Mortgage Securities I
Impac CMB Trust			0.99%, 7/25/2036 (a)	1,454	1,129
2.72%, 9/25/2034 (a)	114	23
			Structured Adjustable Rate Mortgage Loan Trust
1.37%, 10/25/2034 (a)	602	166	1.09%, 8/25/2034 (a)	639	204
1.94%, 10/25/2034 (a)	283	115	Structured Asset Mortgage Investments Inc
1.13%, 11/25/2034 (a)	78	39	0.97%, 8/25/2035 (a)	885	421
1.15%, 1/25/2035 (a)	29	15	5.64%, 8/25/2035 (a)	161	99
0.70%, 4/25/2035 (a)	756	199	0.70%, 2/25/2036 (a)	713	182
0.90%, 8/25/2035 (a)	140	36	0.61%, 5/25/2036 (a)	673	295
0.93%, 8/25/2035 (a)	155	37	5.18%, 5/25/2036 (a)	110	68
Impac Secured Assets CMN Owner Trust			5.24%, 5/25/2036 (a)	508	299
0.79%, 11/25/2034 (a)	66	34	1.07%, 5/25/2045 (a)	786	456
Indymac Index Mortgage Loan Trust			Wachovia Bank Commercial Mortgage Trust
5.38%, 3/25/2035 (a)	420	205	0.40%, 6/15/2035 (b)	9,052	183
5.37%, 5/25/2035 (a)	637	171	5.86%, 2/15/2051 (a)	300	229
5.18%, 6/25/2035 (a)	1,014	580

Schedule of Investments
Ultra Short Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
	(000's)	(000's)		(000's)	(000's)

BONDS (continued)			BONDS (continued)
Mortgage Backed Securities (continued)			Regional Banks (continued)
WAMU Commercial Mortgage Securities Trust			First Union Institutional Capital I
3.83%, 1/25/2035 (b)	$ 221 $	211	8.04%, 12/ 1/2026	$ 400 $	319
WaMu Mortgage Pass Through Certificates			Fleet Capital Trust II
1.03%, 12/25/2027 (a)	1,039	880	7.92%, 12/11/2026	577	466
4.92%, 8/25/2035 (a)	408	328	NB Capital Trust II
4.83%, 9/25/2035 (a)	494	392	7.83%, 12/15/2026	750	571
5.92%, 9/25/2036 (a)	1,070	921	US Bancorp
3.45%, 4/25/2044 (a)	445	265	3.43%, 2/ 4/2010 (a)(e)	270	264
1.06%, 7/25/2045 (a)	767	203	Wells Fargo & Co
			1.61%, 1/29/2010 (a)	500	496

0.64%, 11/25/2045 (a)	69	61
					2,413

0.94%, 1/25/2046 (a)	996	483
2.89%, 11/25/2046 (a)	1,401	481	Reinsurance (0.32%)
2.82%, 5/25/2047 (a)	1,778	507	Berkshire Hathaway Finance Corp
Washington Mutual Alternative Mortgage			1.65%, 1/11/2011 (a)	500	493
Pass-Through Certificates
3.04%, 7/25/2046 (a)	1,605	489	REITS - Mortgage (0.44%)
Wells Fargo Mortgage Backed Securities Trust			iStar Financial Inc
5.24%, 4/25/2036 (a)	1,490	390	2.47%, 3/16/2009 (a)	375	337

		34,002	2.34%, 9/15/2009 (a)	250	163

			2.54%, 3/ 9/2010 (a)	300	165

Mortgage Securities (0.19%)					665

Residential Accredit Loans Inc
0.89%, 2/25/2036 (a)	646	287	REITS - Office Property (0.23%)
			HRPT Properties Trust
Multimedia (0.32%)			2.52%, 3/16/2011 (a)	500	347
Time Warner Inc
2.41%, 11/13/2009 (a)	500	489	REITS - Warehouse & Industrial (0.28%)
			ProLogis
Office Automation & Equipment (0.40%)			2.40%, 8/24/2009 (a)	500	432
Xerox Corp
2.60%, 12/18/2009 (a)	650	604	Rental - Auto & Equipment (0.60%)
			Erac USA Finance Co
Oil Company - Exploration & Production (0.55%)			1.42%, 4/30/2009 (a)(b)	500	482
Pemex Project Funding Master Trust			2.43%, 8/28/2009 (a)(b)	500	434

2.89%, 10/15/2009 (a)(b)	500	499			916

3.30%, 6/15/2010 (a)(b)	350	339

		838	Retail - Drug Store (0.28%)

			CVS Caremark Corp
Pipelines (0.28%)			2.50%, 6/ 1/2010 (a)	450	429
Rockies Express Pipeline LLC
5.10%, 8/20/2009 (a)(b)	200	200	Retail - Regional Department Store (0.16%)
Williams Cos Inc			Macy's Retail Holdings Inc
3.44%, 10/ 1/2010 (a)(b)	250	233	4.80%, 7/15/2009	250	248

		433

			Rubber - Tires (0.16%)
Quarrying (0.20%)			Goodyear Tire & Rubber Co/The
Vulcan Materials Co			6.32%, 12/ 1/2009 (a)	250	241
3.25%, 12/15/2010 (a)	300	298
			Special Purpose Entity (0.73%)
Regional Banks (1.58%)			Allstate Life Global Funding II
BAC Capital Trust XIII			2.78%, 2/26/2010 (a)	750	721
2.40%, 3/15/2043 (a)	250	58
Capital One Financial Corp
2.47%, 9/10/2009 (a)	250	239

Schedule of Investments
Ultra Short Bond Fund
January 31, 2009 (unaudited)

	Principal			Principal
	Amount	Value		Amount	Value
(000's)		(000's)		(000's)	(000's)

BONDS (continued)			U.S. GOVERNMENT & GOVERNMENT AGENCY
Special Purpose Entity (continued)			OBLIGATIONS (continued)
Williams Cos Inc Credit Linked Certificate			Federal National Mortgage Association (FNMA)
Trust/The			(continued)
6.44%, 5/ 1/2009 (a)(b)	$ 400 $	399	7.00%, 8/ 1/2032 (a)	$ 423 $	435

		1,120	5.12%, 9/ 1/2032 (a)	348	346

			4.54%, 5/ 1/2033 (a)	650	640
Steel - Producers (0.17%)			3.73%, 6/ 1/2033 (a)	418	407
Ispat Inland ULC			5.06%, 10/ 1/2033 (a)	100	100
9.75%, 4/ 1/2014	300	256
			5.75%, 10/ 1/2033 (a)	76	77
Telephone - Integrated (0.54%)			5.94%, 1/ 1/2034 (a)	235	239
Telecom Italia Capital SA			5.32%, 2/ 1/2034 (a)	148	150
3.67%, 2/ 1/2011 (a)	160	136	4.69%, 3/ 1/2034 (a)	698	675
1.75%, 7/18/2011 (a)	600	509	5.17%, 3/ 1/2034 (a)	324	325
Telefonica Emisiones SAU			5.43%, 3/ 1/2034 (a)	464	470
3.36%, 2/ 4/2013 (a)	200	175	4.53%, 4/ 1/2034 (a)	340	344

		820	4.68%, 7/ 1/2034 (a)	692	700

Tobacco (0.20%)			3.88%, 12/ 1/2034 (a)	314	311
Reynolds American Inc			4.04%, 12/ 1/2034 (a)	449	447
2.70%, 6/15/2011 (a)	350	313	5.42%, 2/ 1/2035 (a)	282	289
			5.91%, 2/ 1/2035 (a)	661	654
Transport - Rail (0.14%)			4.54%, 5/ 1/2035 (a)	404	401
CSX Corp			3.48%, 6/ 1/2035 (a)	410	402
4.88%, 11/ 1/2009	225	222	4.33%, 7/ 1/2035 (a)	1,415	1,426

TOTAL BONDS	$ 104,969		5.15%, 7/ 1/2035 (a)	1,033	1,039

SENIOR FLOATING RATE INTERESTS (0.33%)			4.91%, 9/ 1/2035 (a)	631	641
Publishing - Periodicals (0.07%)			5.65%, 1/ 1/2036 (a)	180	185

Dex Media East LLC, Term Loan B					11,775

4.12%, 10/17/2014 (a)	244	108
			U.S. Treasury (15.36%)
Retail - Building Products (0.16%)			4.50%, 4/30/2009	5,000	5,051
HD Supply Inc, Term Loan B			4.88%, 5/15/2009	5,000	5,064
1.72%, 8/30/2012 (a)	316	237	4.88%, 8/15/2009	5,000	5,118
			3.25%, 12/31/2009	8,000	8,197

Satellite Telecommunications (0.10%)					23,430

Telesat Canada Inc, Term Loan B
5.76%, 9/ 1/2014 (a)	182	146	TOTAL U.S. GOVERNMENT & GOVERNMENT
			AGENCY OBLIGATIONS	$ 35,733

Telesat Canada Inc, Term Loan DD
4.26%, 10/31/2014 (a)	16	13	SHORT TERM INVESTMENTS (4.65%)

		159	Commercial Paper (4.48%)

			Investment in Joint Trading Account; HSBC
TOTAL SENIOR FLOATING RATE INTERESTS	$ 504		Funding

U.S. GOVERNMENT & GOVERNMENT AGENCY			0.27%, 2/ 2/2009	$ 3,422 $	3,422
OBLIGATIONS (23.42%)			Investment in Joint Trading Account;
Federal Home Loan Mortgage Corporation			Prudential Funding
(FHLMC) (0.34%)			0.27%, 2/ 2/2009	3,423	3,423

5.21%, 7/ 1/2033 (a)	120	120			6,845

5.20%, 10/ 1/2033 (a)	78	79	Repurchase Agreements (0.17%)
4.09%, 12/ 1/2034 (a)	333	329	Merrill Lynch Repurchase Agreement;

		528	0.27% dated 01/30/09 maturing 02/02/09

			(collateralized by U.S. Government
Federal National Mortgage Association (FNMA) (7.72%)			Agency Issue; $262,000; 1.75%; dated
4.92%, 2/ 1/2021 (a)	505	500	11/15/11) (g)	258	258

4.49%, 6/ 1/2032 (a)	413	415	TOTAL SHORT TERM INVESTMENTS	$ 7,103

4.83%, 6/ 1/2032 (a)	156	157

Schedule of Investments
Ultra Short Bond Fund
January 31, 2009 (unaudited)

			Portfolio Summary (unaudited)

	Principal
			Sector	Percent

	Amount	Value
	(000's)	(000's)	Government	32.70%

			Mortgage Securities	30.87%
REPURCHASE AGREEMENTS (2.23%)			Financial	18.01%
Money Center Banks (2.23%)			Asset Backed Securities	8.12%
Investment in Joint Trading Account; Bank			Communications	1.88%
of America Repurchase Agreement; 0.25%			Industrial	1.82%
dated 1/30/2009 maturing 2/02/2009			Consumer, Non-cyclical	1.78%
(collateralized by Sovereign Agency			Utilities	1.25%
Issues; $1,750,000; 0.00% - 4.88%; dated			Consumer, Cyclical	1.24%
07/27/09 - 06/13/18)	$ 1,699 $	1,699	Energy	0.83%
			Basic Materials	0.53%
Investment in Joint Trading Account;			Technology	0.40%
Deutsche Bank Repurchase Agreement;			Other Assets in Excess of Liabilities, Net	0.57%

0.25%; dated 1/30/2009 maturing
2/02/2009 (collateralized by Sovereign			TOTAL NET ASSETS	100.00%

Agency Issues; $1,750,000; 0.00% -
5.965%; dated 02/06/09 - 05/26/27)	1,699	1,699

		3,398

TOTAL REPURCHASE AGREEMENTS	$ 3,398

Total Investments	$ 151,707
Other Assets in Excess of Liabilities, Net - 0.57%		864

TOTAL NET ASSETS - 100.00%	$ 152,571

(a)	Variable Rate. Rate shown is in effect at January 31, 2009.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $11,754 or 7.70% of net assets.
(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $49 or 0.03% of net assets.
(d) Security is Illiquid
(e) Non-Income Producing Security
(f)	Security or a portion of the security was on loan at the end of the period.
(g)	Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 272
Unrealized Depreciation		(53,425)

Net Unrealized Appreciation (Depreciation)		(53,153)
Cost for federal income tax purposes		204,860
All dollar amounts are shown in thousands (000's)

Schedule of Investments
West Coast Equity Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (96.59%)			COMMON STOCKS (continued)
Advanced Materials & Products (0.05%)			Building - Mobile Home & Manufactured Housing (0.04%)
Ceradyne Inc (a)	17,600 $	402	Monaco Coach Corp	489,123 $	284

Aerospace & Defense (2.18%)			Building - Residential & Commercial (0.09%)
Boeing Co	239,983	10,154	KB Home	65,000	694
Northrop Grumman Corp	78,430	3,774
Teledyne Technologies Inc (a)	88,500	2,466	Building & Construction Products -

			Miscellaneous (0.77%)
		16,394	Simpson Manufacturing Co Inc	288,230	5,785

Agricultural Chemicals (0.15%)
Potash Corp of Saskatchewan	14,875	1,114	Commercial Banks (1.02%)
			Banner Corp	8,797	28
Agricultural Operations (0.31%)			Cascade Bancorp	8,100	19
Archer-Daniels-Midland Co	83,900	2,297	City National Corp/CA	135,700	4,697
			East West Bancorp Inc	125,659	1,192
Airlines (0.88%)			SVB Financial Group (a)	11,500	239
Alaska Air Group Inc (a)	135,710	3,577	Umpqua Holdings Corp	47,465	465
Cathay Pacific Airways Ltd ADR (a)	510,000	3,014	Westamerica Bancorporation	23,319	996

		6,591			7,636

Apparel Manufacturers (0.30%)			Commercial Services - Finance (0.34%)
Columbia Sportswear Co	65,050	1,868	Visa Inc	52,250	2,579
True Religion Apparel Inc (a)	35,712	408

		2,276	Computer Aided Design (0.09%)

Applications Software (3.46%)			Autodesk Inc (a)	40,500	671
Actuate Corp (a)	623,498	2,220
			Computers (2.15%)
Microsoft Corp	1,229,322	21,021
			Apple Inc (a)	38,100	3,434
Quest Software Inc (a)	218,000	2,719

			Hewlett-Packard Co	364,900	12,680

		25,960

					16,114

Athletic Footwear (1.50%)
			Computers - Integrated Systems (0.13%)
NIKE Inc	248,492	11,244
			Echelon Corp (a)	130,000	962
Auto - Car & Light Trucks (0.36%)
			Computers - Memory Devices (0.03%)
Toyota Motor Corp ADR	42,661	2,709
			NetApp Inc (a)	13,600	202
Auto - Medium & Heavy Duty Trucks (1.44%)
			Consumer Products - Miscellaneous (1.75%)
Paccar Inc	409,245	10,800
			Clorox Co	246,480	12,361
Auto/Truck Parts & Equipment - Original (0.12%)			WD-40 Co	30,700	770

Johnson Controls Inc	70,600	883			13,131

			Cosmetics & Toiletries (1.38%)
Beverages - Non-Alcoholic (0.61%)			Bare Escentuals Inc (a)	56,201	204
Hansen Natural Corp (a)	34,425	1,153	Estee Lauder Cos Inc/The	62,200	1,633
PepsiCo Inc	68,511	3,442	Procter & Gamble Co	156,300	8,518

		4,595			10,355

Beverages - Wine & Spirits (0.08%)			Diagnostic Kits (0.03%)
Brown-Forman Corp	12,997	590	OraSure Technologies Inc (a)	81,514	235

Building - Heavy Construction (0.44%)			Dialysis Centers (0.79%)
Granite Construction Inc	92,939	3,273	DaVita Inc (a)	125,500	5,898

Schedule of Investments
West Coast Equity Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Disposable Medical Products (0.34%)			Food - Miscellaneous/Diversified (continued)
CR Bard Inc	29,400 $	2,516	Ralcorp Holdings Inc (a)	40,600 $	2,404

					8,408

Diversified Banking Institutions (0.08%)
JP Morgan Chase & Co	23,750	606	Food - Retail (1.68%)
			Dairy Farm International Holdings Ltd ADR	207,803	4,603
E-Commerce - Products (0.65%)			Kroger Co/The	152,950	3,441
Amazon.com Inc (a)	65,850	3,873	Safeway Inc	211,750	4,538

Blue Nile Inc (a)	49,258	996			12,582

		4,869	Footwear & Related Apparel (0.02%)

Electric - Integrated (1.47%)			Deckers Outdoor Corp (a)	3,050	159
Edison International	123,850	4,034
PG&E Corp	181,000	6,999	Forestry (1.56%)

		11,033	Plum Creek Timber Co Inc	132,550	4,079

			Weyerhaeuser Co	278,800	7,622

Electronic Components - Semiconductors (1.74%)					11,701

Intel Corp	581,600	7,503
Lattice Semiconductor Corp (a)	9,468	15	Gas - Distribution (1.36%)
LSI Corp (a)	240,400	764	Sempra Energy	233,500	10,237
Nvidia Corp (a)	93,100	740	Health Care Cost Containment (1.56%)
QLogic Corp (a)	228,100	2,582	McKesson Corp	264,342	11,684
Supertex Inc (a)	63,146	1,433

		13,037	Hotels & Motels (0.26%)

Electronic Design Automation (0.05%)			Red Lion Hotels Corp (a)	882,785	1,969
Mentor Graphics Corp (a)	78,200	364
			Human Resources (0.90%)
Electronic Forms (1.29%)			AMN Healthcare Services Inc (a)	174,923	1,190
Adobe Systems Inc (a)	502,105	9,696	Resources Connection Inc (a)	169,279	2,449
			Robert Half International Inc	105,100	1,781
Electronic Measurement Instruments (1.02%)			TrueBlue Inc (a)	156,000	1,326

FLIR Systems Inc (a)	23,500	587			6,746

Itron Inc (a)	77,750	5,077	Industrial Automation & Robots (0.03%)
Trimble Navigation Ltd (a)	134,398	1,992	Intermec Inc (a)	17,460	217

		7,656

Engineering - Research & Development Services (1.27%)			Instruments - Scientific (2.01%)
Jacobs Engineering Group Inc (a)	245,825	9,506	Dionex Corp (a)	180,938	9,163
			FEI Co (a)	274,325	4,993
Enterprise Software & Services (1.89%)			Waters Corp (a)	26,050	942

Informatica Corp (a)	161,400	2,059			15,098

Omnicell Inc (a)	33,227	260	Internet Application Software (0.21%)
Oracle Corp (a)	565,741	9,521	Art Technology Group Inc (a)	907,719	1,552
Sybase Inc (a)	86,200	2,354

		14,194	Internet Security (0.09%)

Fiduciary Banks (0.63%)			VeriSign Inc (a)	33,300	643
Northern Trust Corp	82,713	4,758
			Investment Management & Advisory Services (1.46%)
Finance - Investment Banker & Broker (2.20%)			Franklin Resources Inc	226,625	10,973
Charles Schwab Corp/The	1,215,137	16,514
			Lasers - Systems & Components (0.11%)
Food - Miscellaneous/Diversified (1.12%)			Electro Scientific Industries Inc (a)	134,842	852
General Mills Inc	101,506	6,004

Schedule of Investments
West Coast Equity Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Life & Health Insurance (1.24%)			Networking Products (continued)
StanCorp Financial Group Inc	359,850 $	9,291	Polycom Inc (a)	97,100 $	1,364

					12,360

Machinery - Material Handling (0.18%)
Cascade Corp	58,430	1,337	Non-Hazardous Waste Disposal (0.79%)
			Waste Connections Inc (a)	203,850	5,916
Medical - Biomedical/Gene (5.09%)
Amgen Inc (a)	169,739	9,310	Oil & Gas Drilling (0.12%)
Amylin Pharmaceuticals Inc (a)	34,800	402	Nabors Industries Ltd (a)	80,576	882
Dendreon Corp (a)	186,141	627	Oil Company - Exploration & Production (5.87%)
Genentech Inc (a)	153,380	12,461	Apache Corp	113,850	8,539
Gilead Sciences Inc (a)	202,294	10,271	Berry Petroleum Co	310,500	2,285
Life Technologies Corp (a)	89,861	2,288	EOG Resources Inc	90,300	6,120
Martek Biosciences Corp (a)	106,347	2,813	Occidental Petroleum Corp	497,150	27,119

		38,172			44,063

Medical - Drugs (2.62%)			Oil Company - Integrated (4.28%)
Abbott Laboratories	111,390	6,176	Chevron Corp	401,226	28,294
Allergan Inc/United States	354,550	13,515	Exxon Mobil Corp	50,350	3,851

		19,691			32,145

Medical - Generic Drugs (0.64%)			Power Converter & Supply Equipment (0.07%)
Teva Pharmaceutical Industries Ltd ADR	26,000	1,078	Sunpower Corp - Class B (a)	20,828	550
Watson Pharmaceuticals Inc (a)	137,900	3,762

		4,840	Property & Casualty Insurance (0.36%)

Medical - HMO (0.11%)			Mercury General Corp	70,505	2,731
Health Net Inc (a)	58,960	863
			Publicly Traded Investment Fund (0.18%)
Medical - Nursing Homes (0.15%)			iShares Russell 3000 Index Fund	29,000	1,382
Sun Healthcare Group Inc (a)	102,730	1,164
			Regional Banks (2.97%)
Medical Information Systems (0.08%)			US Bancorp	265,850	3,945
Quality Systems Inc	16,813	627	Wells Fargo & Co	971,718	18,366

					22,311

Medical Instruments (1.04%)			REITS - Apartments (0.31%)
Beckman Coulter Inc	90,457	4,498	Essex Property Trust Inc	35,400	2,338
Edwards Lifesciences Corp (a)	5,000	287
Techne Corp	49,795	2,986	REITS - Healthcare (1.16%)

		7,771	HCP Inc	272,685	6,364

Medical Products (1.90%)			Nationwide Health Properties Inc	91,888	2,346

Becton Dickinson and Co	8,050	585			8,710

Johnson & Johnson	70,400	4,061	REITS - Office Property (0.57%)
Varian Medical Systems Inc (a)	259,050	9,619	Alexandria Real Estate Equities Inc	72,136	4,281

		14,265

			REITS - Warehouse & Industrial (0.00%)
Metal Processors & Fabrication (0.82%)			AMB Property Corp	180	3
Precision Castparts Corp	94,796	6,157
			Respiratory Products (0.56%)
Multimedia (1.48%)			ResMed Inc (a)	106,200	4,237
Walt Disney Co/The	538,310	11,132
			Retail - Apparel & Shoe (1.08%)
Networking Products (1.65%)			Gymboree Corp (a)	51,450	1,261
Cisco Systems Inc (a)	734,500	10,996
			Nordstrom Inc	279,200	3,543

Schedule of Investments
West Coast Equity Fund
January 31, 2009 (unaudited)

	Shares	Value		Shares	Value
	Held	(000's)		Held	(000's)

COMMON STOCKS (continued)			COMMON STOCKS (continued)
Retail - Apparel & Shoe (continued)			Transport - Truck (0.20%)
Ross Stores Inc	111,600 $	3,283	Con-way Inc	66,903 $	1,474

		8,087

			Travel Services (0.19%)
Retail - Automobile (0.64%)			Ambassadors Group Inc	176,697	1,461
Copart Inc (a)	199,500	4,806
			Ultra Sound Imaging Systems (0.67%)
Retail - Discount (2.67%)			SonoSite Inc (a)	263,411	5,002
Costco Wholesale Corp	444,290	20,006
			Veterinary Diagnostics (0.67%)
Retail - Drug Store (0.29%)			VCA Antech Inc (a)	266,600	5,017
CVS Caremark Corp	80,965	2,176
			Water (0.86%)
Retail - Restaurants (1.28%)			California Water Service Group	148,900	6,477
Jack in the Box Inc (a)	144,000	3,253
Starbucks Corp (a)	673,200	6,355	Water Treatment Systems (0.04%)

		9,608	Energy Recovery Inc (a)	50,891	318

Savings & Loans - Thrifts (1.41%)
Washington Federal Inc	861,465	10,579	Web Portals (1.31%)
			Google Inc (a)	26,900	9,106
Semiconductor Component - Integrated Circuits (0.54%)			Yahoo! Inc (a)	62,200	730

Cypress Semiconductor Corp (a)	115,600	521			9,836

Exar Corp (a)	23,300	158	Wireless Equipment (0.37%)
Linear Technology Corp	144,300	3,380	Qualcomm Inc	80,500	2,781

		4,059

Semiconductor Equipment (0.44%)			Wound, Burn & Skin Care (0.05%)

Applied Materials Inc	160,400	1,503	Obagi Medical Products Inc (a)	51,543	345

Kla-Tencor Corp	60,300	1,208	TOTAL COMMON STOCKS	$ 724,863

Novellus Systems Inc (a)	45,000	621		Principal

		3,332		Amount	Value

				(000's)	(000's)

Steel - Producers (1.64%)
			REPURCHASE AGREEMENTS (3.46%)
Reliance Steel & Aluminum Co	101,000	2,235
			Money Center Banks (3.46%)
Schnitzer Steel Industries Inc	255,833	10,047

			Investment in Joint Trading Account; Bank
		12,282	of America Repurchase Agreement; 0.25%

Steel Pipe & Tube (0.23%)			dated 1/30/2009 maturing 2/02/2009
			(collateralized by Sovereign Agency
Northwest Pipe Co (a)	48,000	1,692	Issues; $13,356,000; 0.00% - 4.88%; dated
			07/27/09 - 06/13/18)	$ 12,967 $	12,967
Therapeutics (0.26%)			Investment in Joint Trading Account;
CV Therapeutics Inc (a)	122,823	1,922	Deutsche Bank Repurchase Agreement;
			0.25%; dated 1/30/2009 maturing
Toys (0.27%)			2/02/2009 (collateralized by Sovereign
Mattel Inc	143,300	2,033	Agency Issues; $13,356,000; 0.00% -
			5.965%; dated 02/06/09 - 05/26/27)	12,966	12,966

Transport - Equipment & Leasing (0.15%)					25,933

Greenbrier Cos Inc	200,600	1,113	TOTAL REPURCHASE AGREEMENTS	$ 25,933

Transport - Rail (0.05%)			Total Investments	$ 750,796
Union Pacific Corp	8,725	382	Liabilities in Excess of Other Assets, Net - (0.05)%		(387)

			TOTAL NET ASSETS - 100.00%	$ 750,409

Transport - Services (1.55%)
Expeditors International of Washington Inc	417,540	11,612

Schedule of Investments
West Coast Equity Fund
January 31, 2009 (unaudited)

(a) Non-Income Producing Security

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$ 170,728
Unrealized Depreciation	(109,907)

Net Unrealized Appreciation (Depreciation)	60,821
Cost for federal income tax purposes	689,975
All dollar amounts are shown in thousands (000's)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	24.64%
Financial	16.88%
Industrial	11.96%
Technology	11.89%
Consumer, Cyclical	11.43%
Energy	10.27%
Communications	5.75%
Utilities	3.70%
Basic Materials	3.35%
Exchange Traded Funds	0.18%
Liabilities in Excess of Other Assets, Net	(0.05%)

TOTAL NET ASSETS	100.00%

In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. FAS 157 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Funds' securities carried at value (amounts shown in thousands):

	Level 1 - Quoted Prices		Level 2 - Other significant		Level 3 - Significant		Totals (Level 1,2,3)

				Other		Other		Other
	Investments in	Other Financial	Investments Financial		Investments in	Financial	Investments	Financial
Fund	Securities	Instruments*	in Securities Instruments*		Securities	Instruments* in Securities Instruments*

Bond & Mortgage Securities Fund	$ 2,400	$ -	$ 2,858,102	$ (2,124) $	6,206	$ -	$ 2,866,708	$ (2,124)
California Municipal Fund	-	-	299,860	-	12,102	-	311,962	-
Core Plus Bond Fund I	-	(2,882)	466,844	332	101	19	466,945	(2,531)
Disciplined LargeCap Blend Fund	1,784,736	(1,555)	22,721	-	-	-	1,807,457	(1,555)
Diversified International Fund	27,043	-	1,127,822	-	-	-	1,154,865	-
Equity Income Fund	1,686,870	-	94,206	-	-	-	1,781,076	-
Global Diversified Income Fund	9,143	-	41,325	-	-	-	50,468	-
Global Real Estate Securities Fund	1,400	-	2,241	9	-	-	3,641	9
Government & High Quality Bond Fund	-	(205)	370,436	-	-	-	370,436	(205)
High Quality Intermediate-Term Bond Fund	62	(87)	103,563	(127)	88	-	103,713	(214)
High Yield Fund	26,203	-	1,508,917	(1,618)	44,156	-	1,579,276	(1,618)
High Yield Fund I	-	-	681,137	-	9,213	-	690,350	-
Income Fund	1,493	-	821,302	-	15,062	-	837,857	-
Inflation Protection Fund	-	(2,278)	436,625	(537)	1,207	-	437,832	(2,815)
International Emerging Markets Fund	158,046	-	543,751	-	1,166	-	702,963	-
International Fund I	-	(3,532)	904,217	-	-	-	904,217	(3,532)
International Growth Fund	17,064	-	1,193,665	-	-	-	1,210,729	-
International Value Fund I	170	-	360,352	-	-	-	360,522	-
LargeCap Blend Fund I	602,835	(1,300)	24,660	-	-	-	627,495	(1,300)
LargeCap Blend Fund II	550,069	(89)	4,685	-	-	-	554,754	(89)
LargeCap Growth Fund	1,722,753	-	104,725	-	-	-	1,827,478	-
LargeCap Growth Fund I	1,119,813	-	2,044	-	-	-	1,121,857	-
LargeCap Growth Fund II	1,208,254	(2,609)	30,748	676	-	-	1,239,002	(1,933)
LargeCap S&P 500 Fund	680,063	(645)	16,217	-	-	-	696,280	(645)
LargeCap Value Fund	570,238	(272)	11,875	-	-	-	582,113	(272)
LargeCap Value Fund I	755,103	-	39,571	-	-	-	794,674	-
LargeCap Value Fund II	92,872	(396)	6,318	-	-	-	99,190	(396)
LargeCap Value Fund III	1,491,432	(3,439)	47,174	-	-	-	1,538,606	(3,439)
MidCap Blend Fund	469,868	-	65,549	-	-	-	535,417	-
MidCap Growth Fund	46,672	-	2,070	-	-	-	48,742	-
MidCap Growth Fund II	171,644	-	3,825	-	-	-	175,469	-
MidCap Growth Fund III	619,072	(725)	16,169	-	-	-	635,241	(725)
MidCap S&P 400 Fund	147,625	(238)	4,312	-	-	-	151,937	(238)
MidCap Stock Fund	341,443	-	7,449	-	-	-	348,892	-
MidCap Value Fund I	576,019	(1,529)	43,024	-	-	-	619,043	(1,529)
MidCap Value Fund II	233,998	(693)	6,707	-	-	-	240,705	(693)
MidCap Value Fund III	70,366	-	178	-	-	-	70,544	-
Money Market Fund	-	-	2,907,854	-	-	-	2,907,854	-
Mortgage Securities Fund	-	-	1,020,319	-	-	-	1,020,319	-
Preferred Securities Fund	76,778	-	1,278,562	-	5,112	-	1,360,452	-
Principal LifeTime 2010 Fund	1,279,922	-	-	-	-	-	1,279,922	-
Principal LifeTime 2015 Fund	93,115	-	-	-	-	-	93,115	-
Principal LifeTime 2020 Fund	2,874,287	-	-	-	-	-	2,874,287	-
Principal LifeTime 2025 Fund	94,161	-	-	-	-	-	94,161	-
Principal LifeTime 2030 Fund	2,453,766	-	-	-	-	-	2,453,766	-
Principal LifeTime 2035 Fund	56,216	-	-	-	-	-	56,216	-
Principal LifeTime 2040 Fund	1,308,444	-	-	-	-	-	1,308,444	-
Principal LifeTime 2045 Fund	22,052	-	-	-	-	-	22,052	-
Principal LifeTime 2050 Fund	530,738	-	-	-	-	-	530,738	-
Principal LifeTime 2055 Fund	2,271	-	-	-	-	-	2,271	-
Principal LifeTime Strategic Income Fund	457,911	-	-	-	-	-	457,911	-
Real Estate Securities Fund	912,029	-	49,201	-	-	-	961,230	-
SAM Balanced Portfolio	2,717,191	-	-	-	-	-	2,717,191	-
SAM Conservative Balanced Portfolio	545,202	-	-	-	-	-	545,202	-
SAM Conservative Growth Portfolio	2,007,246	-	-	-	-	-	2,007,246	-
SAM Flexibile Income Portfolio	657,382	-	-	-	-	-	657,382	-
SAM Strategic Growth Portfolio	1,221,638	-	-	-	-	-	1,221,638	-
Short-Term Bond Fund	-	-	158,527	-	102	-	158,629	-
Short-Term Income Fund	-	(394)	251,976	-	-	-	251,976	(394)
SmallCap Blend Fund	149,011	(285)	4,825	-	-	-	153,836	(285)
SmallCap Growth Fund	183,028	(263)	8,884	-	-	-	191,912	(263)
SmallCap Growth Fund I	108,803	-	5,062	-	-	-	113,865	-
SmallCap Growth Fund II	270,269	(1,052)	13,594	-	-	-	283,863	(1,052)
SmallCap Growth Fund III	156,032	-	542	-	-	-	156,574	-
SmallCap S&P 600 Fund	292,200	(648)	10,935	-	-	-	303,135	(648)
SmallCap Value Fund	338,239	-	9,680	-	-	-	347,919	-
SmallCap Value Fund I	237,495	(1,337)	15,644	-	-	-	253,139	(1,337)
SmallCap Value Fund II	132,107	-	2,857	-	8	-	134,972	-
SmallCap Value Fund III	86,191	(256)	2,412	-	-	-	88,603	(256)
Tax-Exempt Bond Fund	-	-	241,019	-	8,595	-	249,614	-
Ultra Short Bond Fund	-	-	151,657	-	50	-	151,707	-
West Coast Equity Fund	724,863	-	25,933	-	-	-	750,796	-

*Other financial instruments are derivative instruments such as futures, foreign currency contracts, and swap agreements, which are valued at the unrealized appreciation/depreciation of the instrument. Options and Swaptions are valued at fair market value.

The changes in investments measured at fair value for which the Funds' have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

	Value at			Change in		Transfers In	Value at
	November 01,	Accrued	Realized	Unrealized	Net	and/or Out of	January 31,
Portfolio	2008	Discounts/Premiums	Gain/(Loss)	Gain/(Loss)	Purchases/Sales	Level 3	2009

Investments in Securities
Bond & Mortgage Securities Fund	$ 10,002	$ (282)	$ (103)	$ (1,955)	$ (1,693)	$ 237	$ 6,206

Californial Municipal Fund	9,208	-	(1,624)	1,774	(459)	3,203	12,102
Core Plus Bond Fund I	-	-	1	-	(9)	109	101
High Quality Intermediate-Term Bond Fund	242	-	-	8	-	(162)	88
High Yield Fund	76,868	(16)	-	(3,185)	3,525	(33,036)	44,156
High Yield Fund I	6,107	24	(135)	(130)	2,424	1,023	9,313
Income Fund	16,287	(8)	(2,852)	1,627	(1)	9	15,062
Inflation Protection	1,492	-	-	(249)	-	(36)	1,207
International Emerging Markets Fund	-	-	-	(560)	-	1,726	1,166
Preferred Securities Fund	1,611	1	-	(3,006)	-	6,506	5,112
Short-Term Bond Fund	400	-	-	(116)	(1)	(181)	102
SmallCap Value Fund II	20	-	-	-	(12)	-	8
Tax-Exempt Bond Fund	7,880	6	(1,330)	1,967	(900)	972	8,595
Ultra Short Bond Fund	357	-	-	(57)	-	(250)	50

Other Financial Instruments
Core Plus Bond Fund I	$ -	$ - $	- $	22 $	(3) $	-	$ 19

The Funds’s schedules of investments as of January 31, 2009 have not been audited. This report is provided for the general information of the Funds’s shareholders. For more information regarding the Fund and its holdings, please see the Funds’s prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Ralph C. Eucher Ralph C. Eucher, Chairman and CEO

Date 03/30/2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Ralph C. Eucher

Ralph C. Eucher, Chairman and CEO

Date 03/30/2009

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 03/30/2009